UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices) (Zip code)

GORDON M. SHONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-2168

Date of fiscal year end: August 31
Date of reporting period: May 31, 2008

Item 1. Schedule of Investments

John Hancock
MUTUAL FUNDS

John Hancock Floating Rate Income Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2008

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited)
(showing percentage of total net assets)

Floating Rate Income Fund
	Shares or
	Principal
	Amount	Value

TERM LOANS - 90.14%

Aerospace - 0.75%
Dubai Aerospace Enterprises
8.45% due 07/26/2008 (b)	$2,994,205	$2,982,977

Air Travel - 0.92%
Hawker Beechcraft Corp., Inc.
7.40% due 03/26/2014 (b)	3,890,734	3,646,863

Airlines - 1.40%
Delta Air Lines, Inc., Tranche 2nd Lien
8.7194% due 04/30/2014 (b)	2,992,462	2,204,457
Delta Air Lines, Inc., Tranche A
6.377% due 04/30/2012 (b)	1,500,000	1,263,750
United Air Lines, Inc., Tranche B
7.4521% due 01/12/2014 (b)	2,737,800	2,083,658
		5,551,865
Amusement & Theme Parks - 0.84%
Cedar Fair LP, Tranche B
8.00% due 06/13/2012 (b)	3,491,117	3,321,798

Apparel & Textiles - 0.46%
Iconix, Tranche B
7.60% due 05/01/2014 (b)	1,926,542	1,825,398

Auto Parts - 1.61%
Allison Transmission, Inc., Tranche B
8.45% due 08/07/2014 (b)	4,862,489	4,465,613
TRW Automotive, Inc., Tranche B
4.32% due 05/09/2014 (b)	1,952,594	1,896,769
		6,362,382
Auto Services - 2.27%
Hertz Corp.
6.75% due 01/21/2012 (b)	7,216,591	6,861,391
Visteon, Tranche B
8.4153% due 06/20/2013 (b)	2,500,000	2,147,325
		9,008,716
Automobiles - 2.49%
Adesa, Inc., Tranche B
7.60% due 09/22/2013 (b)	3,989,950	3,700,678
Ford Motor Company, Tranche B
8.466% due 11/29/2013 (b)	3,000,000	2,587,500
General Motors Corp., Tranche B
7.40% due 12/15/2013 (b)	3,992,424	3,557,689
		9,845,867
Broadcasting - 0.85%
Citadel Broadcasting Corp., Tranche B
6.86% due 06/12/2014 (b)	2,500,000	2,146,875
CMP Susquehanna Corp.
7.40% due 06/07/2013 (b)	1,496,050	1,209,930
		3,356,805
Building Materials & Construction - 1.85%
Nortek Holdings, Inc., Tranche B
4.25% due 11/27/2011 (b)	1,250,000	1,228,125
Sunguard Homes, Tranche B
6.15% due 08/15/2012 (b)	6,483,586	6,111,687
		7,339,812
Cable & Television - 9.44%
Cablevision Systems Corp., Tranche B
6.45% due 03/30/2013 (b)	6,857,506	6,498,584

Floating Rate Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Cable & Television (continued)
Charter Communications, Inc., Tranche B
7.4521% due 03/15/2014 (b)	$4,375,000	$3,882,813
Charter Communications, Inc., Tranche B2
7.8675% due 03/06/2014 (b)	5,054,063	5,016,157
Direct TV Holdings, Inc., Tranche C
5.25% due 04/13/2013 (b)	8,000,000	7,920,000
Insight Midwest Holdings LLC, Tranche B
7.65% due 04/10/2014 (b)	3,250,000	3,100,143
Lodgenet Entertainment Corp., Tranche B
7.4521% due 04/04/2014 (b)	3,230,612	2,877,926
Univision Communications, Inc., Tranche B
7.60% due 09/15/2014 (b)	4,625,000	3,893,094
UPC Broadband Holding NV
7.10% due 03/30/2014 (b)	4,500,000	4,215,015
		37,403,732
Cellular Communications - 2.38%
ALLTEL Communications, Inc., Tranche B2
5.08% due 05/15/2015 (b)	8,990,241	8,315,973
Centennial Cellular, Tranche B
7.5545% due 02/09/2011 (b)	1,140,067	1,111,360
		9,427,333
Chemicals - 0.92%
Lyondell Chemical Company
6.39% due 12/20/2014 (b)	4,000,000	3,645,000

Commercial Services - 4.67%
Acosta, Tranche B
8.25% due 08/15/2013 (b)	2,236,111	2,117,328
Affinion Group, Tranche B
6.8438% due 10/17/2012 (b)	1,500,000	1,453,125
Allied Waste Industries, Inc., Tranche B
5.00% due 03/25/2012 (b)	3,500,000	3,377,500
Asurion Corp. Tranche B
7.466% due 07/02/2014 (b)	4,250,000	3,952,500
Dyncorp International, Inc., Tranche B
5.54% due 02/01/2011 (b)	2,493,573	2,406,298
Sensata Technologies
6.9451% due 04/27/2013 (b)	1,492,424	1,380,492
US Investigations Services, Inc., Tranche B
8.20% due 02/21/2015 (b)	2,620,603	2,437,161
West Corp., Tranche B
8.15% due 10/01/2013 (b)	1,496,222	1,386,340
		18,510,744
Containers & Glass - 2.36%
Graham Packaging Company, Inc.
7.7056% due 10/07/2011 (b)	4,736,814	4,464,447
Graphic Packaging, Inc., Tranche B
7.35% due 05/03/2014 (b)	3,150,000	2,979,711
Graphic Packaging, Inc., Tranche C
5.45% due 05/16/2014 (b)	2,000,000	1,923,340
		9,367,498
Cosmetics & Toiletries - 0.96%
Sally Holdings LLC, Tranche B
7.90% due 11/15/2013 (b)	3,993,038	3,819,061

Data Processing & Management - 1.50%
First Data Corp., Tranche B2
8.0908% due 10/15/2014 (b)	6,234,336	5,945,998

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Floating Rate Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Educational Services - 1.02%
Education Management, Tranche C
7.66% due 06/12/2013 (b)	$1,456,034	$1,342,740
Thomson Learning Holdings, Tranche B
8.50% due 11/05/2014 (b)	2,992,481	2,698,230
		4,040,970
Electrical Utilities - 5.31%
Calpine Corp.
8.60% due 03/29/2009 (b)	6,985,000	6,757,987
Energy Future Holdings Corp., Tranche B3
8.50% due 10/10/2014 (b)	6,500,000	6,105,970
Meg Energy, Tranche B
6.99% due 04/15/2013 (b)	2,994,911	2,822,704
NRG Energy, Inc., Tranche B
6.60% due 02/01/2013 (b)	1,000,000	961,150
7.10% due 02/01/2013 (b)	4,571,097	4,393,510
		21,041,321
Energy - 1.72%
Bran D Energy Services, Tranche B
7.65% due 02/07/2014 (b)	4,449,159	4,004,243
TXU Energy, Tranche B2
8.50% due 10/10/2014 (b)	2,976,190	2,798,750
		6,802,993
Financial Services - 0.40%
Chrysler Financial, Tranche B
9.35% due 08/03/2012 (b)	1,745,614	1,566,689

Food & Beverages - 3.17%
Aramark Corp.
7.5788% due 01/31/2014 (b)	5,842,961	5,482,976
Bolthouse Farms, Inc., Tranche B
6.59% due 12/16/2012 (b)	3,491,071	3,401,630
Dole Food Company, Inc., Letter of Credit
6.75% due 04/12/2013 (b)	3,990,784	3,694,788
		12,579,394
Healthcare Products - 3.41%
Bausch & Lomb, Inc., Tranche B
8.25% due 04/11/2015 (b)	3,493,000	3,423,175
Fenwal, Inc.
7.61% due 03/01/2014 (b)	2,500,000	2,165,625
Hanger Orthopedic Group, Inc., Tranche B
7.70% due 07/15/2014 (b)	1,481,985	1,391,213
Pharmaceutical Health Technologies, Tranche B
7.60% due 04/15/2014 (b)	2,337,626	2,080,487
Royalty Pharma, Tranche B
6.945% due 05/15/2014 (b)	4,500,000	4,466,250
		13,526,750
Healthcare Services - 2.43%
DaVita, Tranche B1
6.80% due 03/15/2014 (b)	4,500,000	4,310,460
Manor Care, Tranche B
8.0097% due 11/15/2014 (b)	2,500,000	2,331,250
Select Medical Corp., Tranche B
4.63% due 02/24/2012 (b)	3,220,553	2,995,114
		9,636,824

Floating Rate Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Hotels & Restaurants - 0.45%
QUIZNO'S Corp.
7.35% due 05/05/2012 (b)	$1,979,962	$1,786,916

Leisure Time - 7.40%
CCM Merger, Inc., Tranche B
5.65% due 07/21/2012 (b)	4,240,388	3,985,965
Golden Nugget, Inc., Tranche B
7.35% due 06/14/2014 (b)	3,750,000	3,435,937
Harrah's Operating Company, Inc., Tranche B2
6.162% due 02/28/2015 (b)	7,000,000	6,538,000
Las Vegas Sands LLC, Tranche B
7.1986% due 05/08/2014 (b)	2,993,888	2,754,766
Oceania Cruises, Inc., Tranche B
7.60% due 05/01/2014 (b)	1,495,822	1,346,240
Regal Cinemas, Tranche B
2.5421% due 10/19/2010 (b)	3,750,000	3,547,763
Tropicana Entertainment, Tranche B
7.86% due 12/15/2011 (b)	4,000,000	3,861,800
Venetian Macau, Tranche B
7.75% due 04/01/2013 (b)	3,655,000	3,528,902
Venetian Macau, Tranche Delayed Draw
1.375% due 04/01/2013 (b)	345,000	333,098
		29,332,471
Medical-Hospitals - 8.09%
Community Health Systems, Inc., Tranche B
7.51% due 07/02/2014 (b)	7,870,914	7,413,456
HCA, Inc., Tranche A
7.71% due 11/16/2012 (b)	1,500,000	1,415,625
HCA, Inc., Tranche B
8.15% due 11/01/2013 (b)	7,979,798	7,503,883
Health Management Associates, Inc., Tranche B
7.15% due 01/16/2014 (b)	5,400,640	5,013,576
HVHC, Inc., Tranche B
7.8576% due 08/15/2013 (b)	2,949,194	2,757,496
Iasis Healthcare Corp., Tranche B
7.35% due 05/01/2014 (b)	4,358,835	4,135,445
Vanguard Health Holdings, Tranche B
6.409% due 05/18/2011 (b)	3,939,200	3,801,328
		32,040,809
Oil & Gas Drilling - 2.00%
Ashmore Energy International, Tranche B
8.35% due 05/30/2014 (b)	4,555,087	4,076,803
Hercules Offshore LLC, Tranche B
7.1986% due 07/11/2013 (b)	3,977,500	3,858,175
		7,934,978
Paper - 2.24%
Georgia Pacific LLC, Tranche B1
6.75% due 12/23/2013 (b)	6,234,056	5,884,949
NewPage Corp., Tranche B
8.90% due 11/05/2014 (b)	2,992,500	2,981,278
		8,866,227
Pipelines - 0.72%
Dynegy Holdings, Inc.
6.633% due 04/02/2013 (b)	2,999,422	2,849,451

Plastics - 1.05%
Berry Plastics Holding Company
7.35% due 04/03/2015 (b)	4,489,924	4,141,147

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Floating Rate Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Publishing - 3.75%
Idearc, Inc., Tranche B
7.4825% due 11/01/2014 (b)	$4,239,268	$3,522,831
Nielsen Finance, Tranche B
8.25% due 08/15/2013 (b)	3,992,410	3,742,165
Quebecor World, Inc.
8.25% due 07/17/2009 (b)	3,000,000	2,880,000
Quebecor World, Inc., Tranche B
6.50% due 01/17/2013 (b)	2,413,827	2,317,274
Tribune Company
7.426% due 05/17/2009 (b)	2,500,000	2,376,575
		14,838,845
Retail Trade - 5.24%
Amscan Holdings, Inc., Tranche B
7.61% due 05/01/2013 (b)	3,494,333	2,970,183
Dollar General Corp., Tranche B
7.7056% due 07/15/2014 (b)	2,500,000	2,308,525
General Nutrition Center, Tranche B
7.60% due 09/06/2013 (b)	3,241,814	2,982,469
Michaels Stores, Inc., Tranche B
7.7056% due 10/31/2013 (b)	5,481,957	4,769,303
Neiman Marcus Group, Inc., Tranche B
6.9469% due 03/13/2013 (b)	4,733,805	4,520,784
Petco Animal Supplies, Inc., Tranche B
8.15% due 11/15/2013 (b)	3,491,162	3,204,886
		20,756,150
Semiconductors - 1.36%
Freescale Semiconductor, Inc., Tranche B
7.37% due 12/01/2013 (b)	5,986,137	5,385,847

Telecommunications Equipment &
Services - 3.90%
Level 3 Communications, Inc., Tranche B
7.65% due 03/01/2014 (b)	5,000,000	4,600,000
Panamsat Corp., Tranche B
8.00% due 06/30/2013 (b)	6,987,342	6,597,238
Telesat Canada, Tranche D Delayed Draw
8.3139% due 10/15/2014 (b)	2,216,117	2,100,968
Virgin Media Tranche B4
7.50% due 01/15/2014 (b)	2,220,522	2,141,427
		15,439,633
Telephone - 0.81%
Windstream Corp., Tranche B
4.57% due 07/17/2013 (b)	3,291,709	3,202,569
TOTAL TERM LOANS (Cost $352,894,563)		$357,131,833

CORPORATE BONDS - 7.41%

Auto Services - 0.13%
Hertz Corp.
10.50% due 01/01/2016	500,000	498,750

Building Materials & Construction - 0.63%
Nortek, Inc.
10.00% due 12/01/2013 (f)	2,500,000	2,484,375

Chemicals - 0.31%
Georgia Gulf Corp.
9.50% due 10/15/2014	1,500,000	1,237,500

Floating Rate Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services - 3.63%
Ford Motor Credit Company LLC
5.46% due 01/13/2012 (b)	$4,959,000	$4,190,301
12.00% due 05/15/2015 (b)	5,400,000	5,395,253
GMAC LLC
3.9256% due 05/15/2009 (b)	4,000,000	3,727,828
LVB Acquisition Merger, Inc.
10.375% due 10/15/2017 (f)	1,000,000	1,065,000
		14,378,382
Leisure Time - 0.33%
Station Casinos, Inc.
7.75% due 08/15/2016	1,596,000	1,328,670

Paper - 0.20%
Abitibi-Consolidated Company of Canada
15.50% due 07/15/2010 (f)	1,072,000	793,280

Real Estate - 0.12%
Forest City Enterprises
7.625% due 06/01/2015	530,000	494,225

Retail Trade - 0.21%
Neiman Marcus Group, Inc.
10.375% due 10/15/2015	800,000	827,000

Semiconductors - 1.06%
NXP BV / NXP Funding LLC
7.875% due 10/15/2014	1,500,000	1,455,000
NXP BV/NXP Funding LLC
5.4631% due 10/15/2013 (b)	3,000,000	2,745,000
		4,200,000

Telecommunications Equipment &
Services - 0.79%
Citizens Communications Company
7.875% due 01/15/2027	600,000	540,000
iPCS, Inc.
4.9978% due 05/01/2013	3,000,000	2,580,000
		3,120,000
TOTAL CORPORATE BONDS (Cost $29,117,970)		$29,362,182

REPURCHASE AGREEMENTS - 7.93%
Merrill Lynch Tri-Party Repurchase
Agreement dated 05/30/2008 at
2.17% to be repurchased at
$31,405,678 on 06/02/2008,
collateralized by $32,393,000
Federal Home Loan Mortgage
Corp. Discount Notes, zero coupon
due 11/24/2008 (valued at
$32,028,000, including interest)	$31,400,000	$31,400,000
TOTAL REPURCHASE AGREEMENTS
(Cost $31,400,000)		$31,400,000
Total Investments (Floating Rate Income Fund)
(Cost $413,412,533)† - 105.48%		$417,894,015
Liabilities in Excess of Other Assets - (5.48)%		(21,720,583)
TOTAL NET ASSETS - 100.00%		$396,173,432

Footnotes

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Percentages are stated as a percent of net assets.

(b)	Floating Rate Note. Represents the rate at period end.
(f)	144A: Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
†	The cost of investments owned on May 31, 2008, including short-term investments, was $413,412,533. Gross unrealized appreciation and deprecia-
tion of investments aggregated $7,495,130 and $3,013,648, respectively, resulting in net unrealized appreciation $4,481,482.

The accompanying notes are an integral part of the financial statements.
4

Notes to the Schedule of Investments (Unaudited)

1. Security Valuation
The net asset value of the shares of the Floating Rate Income Fund is determined daily as of the close of the New York Stock Exchange (“NYSE”), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

New Accounting Pronouncements
In September 2006, Financial Accounting Standards Board (FASB) Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of May 31, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the schedule of investments, however, additional disclosures regarding pricing sources will be required about the inputs used to develop the measurements of fair value.

Loan Participations and Assignments
A fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by a fund to receive scheduled interest or principal payments on a loan or a loan participation, because of a default, bankruptcy or any other reason, would adversely affect the income of the fund and would likely reduce the value of its assets. Even with secured loans, there is no assurance that the collateral securing the loan will be sufficient to protect a fund against losses in value or a decline in income in the event of a borrower’s non-payment of principal or interest and, in the event of a bankruptcy of a borrower, the fund could experience delays or limitations in its ability to realize the benefits of any collateral securing the loan. Furthermore, the value of any such collateral may decline and may be difficult to liquidate. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by a fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower and, in the case of a loan participation, the intermediary. A fund may have limited rights to enforce the terms of an underlying loan. Fees associated with loan amendments are accrued daily. At period end, the total principal amount and market value of unfunded commitments totaled $2,190,329 and $2,024,134, respectively, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the Fund.

Repurchase Agreements
The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Notes to Schedule of Investments - Page 5

For more information

Trustees
James M. Oates, *Chairman*
Charles L. Bardelis
James R. Boyle†
Peter S. Burgess
Elizabeth G. Cook
Hassell H. McClellan
John D. Richardson, *Trustee Emeritus*†

†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Western Asset Management Company
385 East Colorado Boulevard
Pasadena, CA 91101

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Floating Rate Income Fund.

328Q3 5/08
7/08

John Hancock
MUTUAL FUNDS

John Hancock Lifecycle Portfolios

QUARTERLY PORTFOLIO HOLDINGS

05.31.2008

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited)
(showing percentage of total net assets)

Lifecycle 2045 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%

JOHN HANCOCK FUNDS - 1.00%
Small Cap Intrinsic Value (MFC Global U.S.) (c)(f)	61,667	$875,676

JOHN HANCOCK FUNDS II - 96.02%
Blue Chip Growth (T. Rowe Price) (f)	212,932	4,390,651
Capital Appreciation (Jennison) (f)	318,188	3,515,981
Core Equity (Legg Mason) (f)	205,376	2,546,667
Emerging Markets Value (DFA) (f)	149,131	1,750,802
Emerging Small Company (RCM) (f)	107,050	3,064,844
Fundamental Value (Davis) (f)	154,197	2,632,136
Global Bond (PIMCO) (f)	56,152	875,407
High Yield (WAMCO) (f)	93,627	875,409
Index 500 (MFC Global U.S.A.) (c)(f)	1,833,115	18,862,753
International Equity Index (SSgA) (f)	474,526	10,505,995
International Opportunities (Marsico) (f)	142,908	2,628,081
International Small Cap (Templeton) (f)	119,005	2,188,503
International Small Company (DFA) (f)	216,906	2,188,583
International Value (Templeton) (f)	146,235	2,626,385
Large Cap Value (BlackRock) (f)	109,535	2,632,132
Mid Cap Index (MFC Global U.S.A.) (c)(f)	221,135	4,378,477
Mid Cap Stock (Wellington) (f)	191,620	3,502,812
Mid Cap Value Equity (RiverSource) (f)	79,456	875,602
Natural Resources (Wellington) (f)	59,353	2,631,107
Real Return Bond (PIMCO) (f)	62,308	875,428
Small Cap Index (MFC Global U.S.A.) (c)(f)	167,908	2,194,556
Small Company Value (T. Rowe Price) (f)	86,617	2,200,067
Strategic Bond (WAMCO) (f)	80,092	875,403
Total Bond Market (Declaration) (c)(f)	86,862	877,307
Value & Restructuring (UST) (f)	192,945	2,637,559
Value (Van Kampen) (f)	172,705	1,754,686
		84,087,333
JOHN HANCOCK FUNDS III - 3.00%
International Core (GMO) (f)	63,269	2,626,277
TOTAL INVESTMENT COMPANIES (Cost $87,577,787)		$87,589,286
Total Investments (Lifecycle 2045 Portfolio)
(Cost $87,577,787) - 100.02%		$87,589,286
Liabilities in Excess of Other Assets - (0.02)%		(20,261)
TOTAL NET ASSETS - 100.00%		$87,569,025

Lifecycle 2040 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.04%

JOHN HANCOCK FUNDS - 1.00%
Small Cap Intrinsic Value (MFC Global U.S.) (c)(f)	70,417	$999,921

JOHN HANCOCK FUNDS II - 96.04%
Blue Chip Growth (T. Rowe Price) (f)	243,452	5,019,973
Capital Appreciation (Jennison) (f)	363,933	4,021,457
Core Equity (Legg Mason) (f)	235,539	2,920,688
Emerging Markets Value (DFA) (f)	169,293	1,987,494
Emerging Small Company (RCM) (f)	122,028	3,493,675
Fundamental Value (Davis) (f)	174,961	2,986,583
Global Bond (PIMCO) (f)	63,743	993,757

Lifecycle 2040 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)

JOHN HANCOCK FUNDS II (continued)
High Yield (WAMCO) (f)	106,288	$993,793
Index 500 (MFC Global U.S.A.) (c)(f)	2,079,937	21,402,556
International Equity Index (SSgA) (f)	538,900	11,931,256
International Opportunities (Marsico) (f)	162,755	2,993,062
International Small Cap (Templeton) (f)	135,093	2,484,362
International Small Company (DFA) (f)	246,368	2,485,855
International Value (Templeton) (f)	165,996	2,981,294
Large Cap Value (BlackRock) (f)	124,289	2,986,659
Mid Cap Index (MFC Global U.S.A.) (c)(f)	252,659	5,002,642
Mid Cap Stock (Wellington) (f)	218,647	3,996,870
Mid Cap Value Equity (RiverSource) (f)	90,445	996,704
Natural Resources (Wellington) (f)	68,113	3,019,428
Real Return Bond (PIMCO) (f)	70,731	993,768
Small Cap Index (MFC Global U.S.A.) (c)(f)	192,407	2,514,765
Small Company Value (T. Rowe Price) (f)	99,154	2,518,506
Strategic Bond (WAMCO) (f)	90,920	993,752
Total Bond Market (Declaration) (c)(f)	98,554	995,396
Value & Restructuring (UST) (f)	219,846	3,005,291
Value (Van Kampen) (f)	195,963	1,990,988
		95,710,574
JOHN HANCOCK FUNDS III - 3.00%
International Core (GMO) (f)	71,885	2,983,949
TOTAL INVESTMENT COMPANIES (Cost $99,639,919)		$99,694,444
Total Investments (Lifecycle 2040 Portfolio)
(Cost $99,639,919) - 100.04%		$99,694,444
Liabilities in Excess of Other Assets - (0.04)%		(39,011)
TOTAL NET ASSETS - 100.00%		$99,655,433

Lifecycle 2035 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.03%

JOHN HANCOCK FUNDS - 1.00%
Small Cap Intrinsic Value (MFC Global U.S.) (c)(f)	103,815	$1,474,173

JOHN HANCOCK FUNDS II - 96.03%
Blue Chip Growth (T. Rowe Price) (f)	358,250	7,387,116
Capital Appreciation (Jennison) (f)	534,356	5,904,629
Core Equity (Legg Mason) (f)	349,519	4,334,033
Emerging Markets Value (DFA) (f)	250,726	2,943,523
Emerging Small Company (RCM) (f)	180,182	5,158,611
Fundamental Value (Davis) (f)	259,007	4,421,252
Global Bond (PIMCO) (f)	94,383	1,471,437
High Yield (WAMCO) (f)	157,388	1,471,578
Index 500 (MFC Global U.S.A.) (f)	3,079,332	31,686,331
International Equity Index (SSgA) (f)	797,596	17,658,772
International Opportunities (Marsico) (f)	240,095	4,415,353
International Small Cap (Templeton) (f)	200,031	3,678,576
International Small Company (DFA) (f)	364,585	3,678,664
International Value (Templeton) (f)	245,804	4,414,644
Large Cap Value (BlackRock) (f)	183,987	4,421,206
Mid Cap Index (MFC Global U.S.A.) (c)(f)	373,013	7,385,658

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Lifecycle 2035 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)

JOHN HANCOCK FUNDS II (continued)
Mid Cap Stock (Wellington) (f)	322,826	$5,901,265
Mid Cap Value Equity (RiverSource) (f)	133,574	1,471,990
Natural Resources (Wellington) (f)	99,896	4,428,379
Real Return Bond (PIMCO) (f)	104,733	1,471,493
Small Cap Index (MFC Global U.S.A.) (c)(f)	281,675	3,681,499
Small Company Value (T. Rowe Price) (f)	145,695	3,700,662
Strategic Bond (WAMCO) (f)	134,623	1,471,431
Total Bond Market (Declaration) (c)(f)	145,884	1,473,429
Value & Restructuring (UST) (f)	323,814	4,426,533
Value (Van Kampen) (f)	290,122	2,947,637
		141,405,701
JOHN HANCOCK FUNDS III - 3.00%
International Core (GMO) (f)	106,348	4,414,520
TOTAL INVESTMENT COMPANIES (Cost $147,627,234)		$147,294,394
Total Investments (Lifecycle 2035 Portfolio)
(Cost $147,627,234) - 100.03%		$147,294,394
Liabilities in Excess of Other Assets - (0.03)%		(39,436)
TOTAL NET ASSETS - 100.00%		$147,254,958

Lifecycle 2030 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%

JOHN HANCOCK FUNDS - 1.00%
Small Cap Intrinsic Value (MFC Global U.S.) (c)(f)	139,486	$1,980,698

JOHN HANCOCK FUNDS II - 96.02%
Blue Chip Growth (T. Rowe Price) (f)	482,411	9,947,305
Capital Appreciation (Jennison) (f)	720,735	7,964,119
Core Equity (Legg Mason) (f)	460,879	5,714,900
Emerging Markets Value (DFA) (f)	336,963	3,955,947
Emerging Small Company (RCM) (f)	242,059	6,930,152
Fundamental Value (Davis) (f)	348,176	5,943,365
Global Bond (PIMCO) (f)	126,742	1,975,907
High Yield (WAMCO) (f)	422,617	3,951,465
Index 500 (MFC Global U.S.A.) (c)(f)	4,140,173	42,602,380
International Equity Index (SSgA) (f)	981,691	21,734,632
International Opportunities (Marsico) (f)	322,865	5,937,486
International Small Cap (Templeton) (f)	214,865	3,951,358
International Small Company (DFA) (f)	587,426	5,927,131
International Value (Templeton) (f)	330,019	5,927,142
Large Cap Value (BlackRock) (f)	247,345	5,943,690
Mid Cap Index (MFC Global U.S.A.) (c)(f)	500,271	9,905,361
Mid Cap Stock (Wellington) (f)	433,684	7,927,753
Mid Cap Value Equity (RiverSource) (f)	179,400	1,976,994
Natural Resources (Wellington) (f)	133,834	5,932,875
Real Return Bond (PIMCO) (f)	140,633	1,975,889
Small Cap Index (MFC Global U.S.A.) (c)(f)	379,345	4,958,033
Small Company Value (T. Rowe Price) (f)	196,064	4,980,033
Strategic Bond (WAMCO) (f)	180,757	1,975,679
Total Bond Market (Declaration) (c)(f)	196,131	1,980,925
Value & Restructuring (UST) (f)	436,392	5,965,480

Lifecycle 2030 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)

JOHN HANCOCK FUNDS II (continued)
Value (Van Kampen) (f)	390,004	$3,962,436
		189,948,437
JOHN HANCOCK FUNDS III - 3.00%
International Core (GMO) (f)	142,789	5,927,166
TOTAL INVESTMENT COMPANIES (Cost $198,896,038)		$197,856,301
Total Investments (Lifecycle 2030 Portfolio)
(Cost $198,896,038) - 100.02%		$197,856,301
Liabilities in Excess of Other Assets - (0.02)%		(39,176)
TOTAL NET ASSETS - 100.00%		$197,817,125

Lifecycle 2025 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%

JOHN HANCOCK FUNDS - 1.00%
Small Cap Intrinsic Value (MFC Global U.S.) (c)(f)	176,922	$2,512,297

JOHN HANCOCK FUNDS II - 96.01%
Blue Chip Growth (T. Rowe Price) (f)	490,242	10,108,781
Capital Appreciation (Jennison) (f)	915,996	10,121,755
Core Equity (Legg Mason) (f)	590,324	7,320,020
Emerging Markets Value (DFA) (f)	425,753	4,998,345
Emerging Small Company (RCM) (f)	263,169	7,534,518
Fundamental Value (Davis) (f)	440,075	7,512,076
Global Bond (PIMCO) (f)	160,306	2,499,177
Global Real Estate (Deutsche) (f)	271,065	2,499,220
High Income (MFC Global U.S.) (c)(f)	296,819	2,499,217
High Yield (WAMCO) (f)	534,603	4,998,537
Index 500 (MFC Global U.S.A.) (c)(f)	5,475,335	56,341,199
International Equity Index (SSgA) (f)	1,242,456	27,507,966
International Opportunities (Marsico) (f)	272,878	5,018,234
International Small Cap (Templeton) (f)	271,797	4,998,345
International Small Company (DFA) (f)	743,579	7,502,711
International Value (Templeton) (f)	278,305	4,998,361
Large Cap Value (BlackRock) (f)	312,615	7,512,136
Mid Cap Index (MFC Global U.S.A.) (c)(f)	635,695	12,586,756
Mid Cap Stock (Wellington) (f)	412,558	7,541,561
Mid Cap Value Equity (RiverSource) (f)	227,555	2,507,660
Natural Resources (Wellington) (f)	115,138	5,104,073
Real Estate Equity (T. Rowe Price) (f)	275,291	2,505,145
Real Return Bond (PIMCO) (f)	355,759	4,998,420
Small Cap Index (MFC Global U.S.A.) (c)(f)	290,490	3,796,709
Small Company Value (T. Rowe Price) (f)	199,577	5,069,259
Strategic Bond (WAMCO) (f)	228,654	2,499,186
Strategic Income (MFC Global U.S.) (c)(f)	243,117	2,499,244
Total Bond Market (Declaration) (c)(f)	495,845	5,008,035
Total Return (PIMCO) (f)	174,648	2,499,214
U.S. High Yield Bond (Wells Capital) (f)	200,745	2,499,272
Value & Restructuring (UST) (f)	368,815	5,041,701
Value (Van Kampen) (f)	246,463	2,504,067
		240,630,900

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Lifecycle 2025 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)

JOHN HANCOCK FUNDS III - 3.00%
International Core (GMO) (f)	180,801	$7,505,059
TOTAL INVESTMENT COMPANIES (Cost $253,054,598)		$250,648,256
Total Investments (Lifecycle 2025 Portfolio)
(Cost $253,054,598) - 100.01%		$250,648,256
Liabilities in Excess of Other Assets - (0.01)%		(23,992)
TOTAL NET ASSETS - 100.00%		$250,624,264

Lifecycle 2020 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%

JOHN HANCOCK FUNDS - 1.00%
Small Cap Intrinsic Value (MFC Global U.S.) (c)(f)	175,255	$2,488,618

JOHN HANCOCK FUNDS II - 97.01%
Blue Chip Growth (T. Rowe Price) (f)	483,709	9,974,077
Capital Appreciation (Jennison) (f)	903,929	9,988,420
Core Equity (Legg Mason) (f)	391,804	4,858,368
Emerging Markets Value (DFA) (f)	422,515	4,960,326
Emerging Small Company (RCM) (f)	173,318	4,962,095
Floating Rate Income (WAMCO) (f)	246,311	2,480,352
Fundamental Value (Davis) (f)	436,357	7,448,618
Global Bond (PIMCO) (f)	318,179	4,960,415
Global Real Estate (Deutsche) (f)	269,003	2,480,208
High Income (MFC Global U.S.) (c)(f)	589,152	4,960,658
High Yield (WAMCO) (f)	795,829	7,441,003
Index 500 (MFC Global U.S.A.) (c)(f)	5,670,421	58,348,635
International Equity Index (SSgA) (f)	1,120,327	24,804,031
International Opportunities (Marsico) (f)	270,672	4,977,656
International Small Cap (Templeton) (f)	202,294	3,720,196
International Small Company (DFA) (f)	368,762	3,720,804
International Value (Templeton) (f)	276,201	4,960,571
Large Cap Value (BlackRock) (f)	309,967	7,448,503
Mid Cap Index (MFC Global U.S.A.) (c)(f)	502,726	9,953,965
Mid Cap Stock (Wellington) (f)	272,383	4,979,170
Natural Resources (Wellington) (f)	112,009	4,965,370
Real Estate Equity (T. Rowe Price) (f)	272,566	2,480,352
Real Return Bond (PIMCO) (f)	529,597	7,440,838
Small Cap Index (MFC Global U.S.A.) (c)(f)	286,775	3,748,154
Small Company Value (T. Rowe Price) (f)	98,529	2,502,630
Spectrum Income (T. Rowe Price) (f)	239,402	2,480,200
Strategic Bond (WAMCO) (f)	226,916	2,480,187
Strategic Income (MFC Global U.S.) (c)(f)	482,532	4,960,434
Total Bond Market (Declaration) (c)(f)	491,628	4,965,438
Total Return (PIMCO) (f)	346,641	4,960,426
U.S. High Yield Bond (Wells Capital) (f)	398,437	4,960,536
Value & Restructuring (UST) (f)	365,110	4,991,060
Value (Van Kampen) (f)	244,385	2,482,956
		240,846,652

Lifecycle 2020 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)

JOHN HANCOCK FUNDS III - 2.00%
International Core (GMO) (f)	119,552	$4,962,607
TOTAL INVESTMENT COMPANIES (Cost $250,397,799)		$248,297,877
Total Investments (Lifecycle 2020 Portfolio)
(Cost $250,397,799) - 100.01%		$248,297,877
Liabilities in Excess of Other Assets - (0.01)%		(34,316)
TOTAL NET ASSETS - 100.00%		$248,263,561

Lifecycle 2015 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%

JOHN HANCOCK FUNDS II - 98.01%
Blue Chip Growth (T. Rowe Price) (f)	344,664	$7,106,978
Capital Appreciation (Jennison) (f)	643,991	7,116,102
Core Equity (Legg Mason) (f)	314,917	3,904,975
Emerging Markets Value (DFA) (f)	343,252	4,029,779
Emerging Small Company (RCM) (f)	70,529	2,019,248
Floating Rate Income (WAMCO) (f)	400,251	4,030,530
Fundamental Value (Davis) (f)	354,721	6,055,086
Global Bond (PIMCO) (f)	387,661	6,043,630
Global Real Estate (Deutsche) (f)	437,157	4,030,586
High Income (MFC Global U.S.) (c)(f)	478,648	4,030,216
High Yield (WAMCO) (f)	1,508,569	14,105,121
Index 500 (MFC Global U.S.A.) (c)(f)	4,315,312	44,404,557
International Equity Index (SSgA) (f)	546,078	12,090,167
International Opportunities (Marsico) (f)	219,825	4,042,588
International Small Cap (Templeton) (f)	109,561	2,014,827
International Small Company (DFA) (f)	399,398	4,029,922
International Value (Templeton) (f)	112,199	2,015,098
Large Cap Value (BlackRock) (f)	167,984	4,036,651
Mid Cap Index (MFC Global U.S.A.) (c)(f)	306,666	6,071,991
Mid Cap Stock (Wellington) (f)	110,757	2,024,645
Natural Resources (Wellington) (f)	90,966	4,032,504
Real Estate Equity (T. Rowe Price) (f)	442,954	4,030,882
Real Return Bond (PIMCO) (f)	430,213	6,044,492
Small Cap Index (MFC Global U.S.A.) (c)(f)	155,687	2,034,827
Small Company Value (T. Rowe Price) (f)	80,224	2,037,701
Spectrum Income (T. Rowe Price) (f)	194,481	2,014,819
Strategic Bond (WAMCO) (f)	552,982	6,044,097
Strategic Income (MFC Global U.S.) (c)(f)	392,011	4,029,871
Total Bond Market (Declaration) (c)(f)	998,947	10,089,365
Total Return (PIMCO) (f)	281,595	4,029,621
U.S. High Yield Bond (Wells Capital) (f)	323,696	4,030,014
Value & Restructuring (UST) (f)	296,907	4,058,724
Value (Van Kampen) (f)	198,662	2,018,410
		197,698,024

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Lifecycle 2015 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)

JOHN HANCOCK FUNDS III - 2.00%
International Core (GMO) (f)	97,084	$4,029,967
TOTAL INVESTMENT COMPANIES (Cost $203,463,755) $		201,727,991
Total Investments (Lifecycle 2015 Portfolio)
(Cost $203,463,755) - 100.01%		$201,727,991
Liabilities in Excess of Other Assets - (0.01)%		(25,134)
TOTAL NET ASSETS - 100.00%		$201,702,857

Lifecycle 2010 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.03%

JOHN HANCOCK FUNDS II - 99.03%
Blue Chip Growth (T. Rowe Price) (f)	164,271	$3,387,273
Capital Appreciation (Jennison) (f)	306,769	3,389,801
Core Equity (Legg Mason) (f)	88,690	1,099,755
Emerging Markets Value (DFA) (f)	189,929	2,229,761
Floating Rate Income (WAMCO) (f)	221,482	2,230,322
Fundamental Value (Davis) (f)	131,222	2,239,962
Global Bond (PIMCO) (f)	215,277	3,356,166
Global Real Estate (Deutsche) (f)	362,695	3,344,048
High Income (MFC Global U.S.) (c)(f)	398,564	3,355,911
High Yield (WAMCO) (f)	834,773	7,805,124
Index 500 (MFC Global U.S.A.) (c)(f)	2,180,274	22,435,020
International Equity Index (SSgA) (f)	303,489	6,719,235
International Opportunities (Marsico) (f)	61,103	1,123,684
International Small Cap (Templeton) (f)	60,622	1,114,834
International Small Company (DFA) (f)	110,993	1,119,917
International Value (Templeton) (f)	62,285	1,118,645
Large Cap Value (BlackRock) (f)	93,157	2,238,561
Mid Cap Index (MFC Global U.S.A.) (c)(f)	113,838	2,253,989
Natural Resources (Wellington) (f)	50,621	2,244,016
Real Estate Equity (T. Rowe Price) (f)	246,100	2,239,509
Real Return Bond (PIMCO) (f)	318,466	4,474,446
Small Cap Index (MFC Global U.S.A.) (c)(f)	173,211	2,263,862
Spectrum Income (T. Rowe Price) (f)	215,254	2,230,029
Strategic Bond (WAMCO) (f)	408,460	4,464,473
Strategic Income (MFC Global U.S.) (c)(f)	325,364	3,344,741
Total Bond Market (Declaration) (c)(f)	1,104,749	11,157,962
Total Return (PIMCO) (f)	156,016	2,232,594
U.S. High Yield Bond (Wells Capital) (f)	268,673	3,344,985
Value & Restructuring (UST) (f)	165,198	2,258,250
		110,816,875
JOHN HANCOCK FUNDS III - 1.00%
International Core (GMO) (f)	26,988	1,120,261
TOTAL INVESTMENT COMPANIES (Cost $113,013,949)		$111,937,136
Total Investments (Lifecycle 2010 Portfolio)
(Cost $113,013,949) - 100.03%		$111,937,136
Liabilities in Excess of Other Assets - (0.03)%		(28,504)
TOTAL NET ASSETS - 100.00%		$111,908,632

Lifecycle Retirement Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 91.47%

Investment Companies - 3.47%
Financial Select Sector SPDR Fund	90,000	$2,228,400
PowerShares DB Commodity
Index Tracking Fund	96,002	3,892,881
SPDR Trust Series 1	10,000	1,402,700
		7,523,981
JOHN HANCOCK FUNDS II - 87.00%
Core Equity (Legg Mason) (f)	510,843	6,334,459
Emerging Markets Value (DFA) (f)	553,878	6,502,527
Floating Rate Income (WAMCO) (f)	430,781	4,337,963
Fundamental Value (Davis) (f)	382,434	6,528,141
Global Bond (PIMCO) (f)	278,366	4,339,721
Global Real Estate (Deutsche) (f)	940,303	8,669,591
High Income (MFC Global U.S.) (c)(f)	1,029,702	8,670,094
High Yield (WAMCO) (f)	1,391,497	13,010,496
Index 500 (MFC Global U.S.A.) (c)(f)	2,960,493	30,463,475
International Equity Index (SSgA) (f)	196,159	4,342,959
International Small Cap (Templeton) (f)	117,863	2,167,492
International Small Company (DFA) (f)	215,226	2,171,632
International Value (Templeton) (f)	120,804	2,169,639
Investment Quality Bond (Wellington) (f)	742,393	8,671,151
Mid Cap Index (MFC Global U.S.A.) (c)(f)	329,539	6,524,866
Natural Resources (Wellington) (f)	98,033	4,345,791
Real Estate Equity (T. Rowe Price) (f)	953,057	8,672,820
Real Return Bond (PIMCO) (f)	1,080,937	15,187,165
Small Cap Index (MFC Global U.S.A.) (c)(f)	333,134	4,354,067
Spectrum Income (T. Rowe Price) (f)	627,741	6,503,400
Strategic Bond (WAMCO) (f)	396,671	4,335,611
Strategic Income (MFC Global U.S.) (c)(f)	421,832	4,336,437
Total Bond Market (Declaration) (c)(f)	861,750	8,703,678
Total Return (PIMCO) (f)	454,473	6,503,509
U.S. High Yield Bond (Wells Capital) (f)	870,863	10,842,239
		188,688,923
JOHN HANCOCK FUNDS III - 1.00%
International Core (GMO) (f)	52,332	2,172,309
TOTAL INVESTMENT COMPANIES (Cost $197,075,626)		$198,385,213

OPTIONS - 0.00%

Put Options - 0.00%
S&P 500 Index Put Option
Expiration 06/21/2008 at $1,360.00 *	1,000	8,000
TOTAL OPTIONS (Cost $19,030)		$8,000

SHORT TERM INVESTMENTS - 8.23%
Federal Home Loan Bank
zero coupon due 06/02/2008	$2,880,000	$2,879,860
U.S. Treasury Bills
1.60% due 07/10/2008	15,000,000	14,974,000
TOTAL SHORT TERM INVESTMENTS
(Cost $17,853,860)		$17,853,860
Total Investments (Lifecycle Retirement Portfolio)
(Cost $214,948,516) - 99.70%		$216,247,073
Other Assets in Excess of Liabilities - 0.30%		651,031
TOTAL NET ASSETS - 100.00%		$216,898,104

The accompanying notes are an integral part of the financial statements.
4

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Footnotes
Percentages are stated as a percent of net assets.

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
COP	- Colombian Peso
CZK	- Czech Koruna
DKK	- Danish Krone
EGP	- Egyptian Pound
EUR	- European Currency
GBP	- British Pound
GRD	- Greek Drachma
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
INR	- Indian Rupee
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NGN	- Nigerian Naira
NZD	- New Zealand Dollar
NOK	- Norwegian Krone
PHP	- Philippines Peso
PLN	- Polish Zloty
SEK	- Swedish Krona
SGD	- Singapore Dollar
THB	- Thai Baht
TRY	- Turkish Lira
TWD	- Taiwan Dollar
USD	- US Dollar
UYU	- Uruguayan Peso
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
ADS	- American Depositary Shares
BKNT	- Bank Note
CDO	- Collateralized Debt Obligation
ESOP	- Employee Stock Ownership Program
EMTN	- European Medium Term Note
ETF	- Exchange Traded Fund
EWCO	- European Written Call Option
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note
GTD	- Guaranteed
IO	- Interest Only (Carries notional principal amount)
MTN	- Medium Term Note
NIM	- Net Interest Margin
NVDR	- Non Voting Depositary Receipts
OTC	- Over The Counter
PIK	- Paid In Kind
PO	- Principal Only
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
SBI	- Shares Beneficial Interest
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor's Depositary Receipts
TBA	- To Be Announced
TIPS	- Treasury Inflation Protected Security

^	Non-Income Producing, issuer is in bankruptcy and is in default of interest payments
*	Non-Income Producing
(a)	All or a portion of this security was out on loan
(b)	Floating Rate Note. Represents the rate at period end.
(c)	The underlying John Hancock Fund's subadviser is an affiliate of the Fund.
(d)	Principal amount of security is adjusted for inflation.
(e)	Security Fair Valued on May 31, 2008
(f)	The underlying fund's subadviser.
**	Purchased on a forward commitment
***	At May 31, 2008, all or a portion of this security was pledged to cover forward commitments purchased and securities sold short (for Global Bond
Trust, Real Return Bond Trust, and Total Return Trust, all securities have been pledged as collateral).
****	At May 31, 2008, all or a portion of this security was pledged to cover margin requirements for open futures contracts.
Note:	For Global Bond Trust, Real Return Bond Trust, and Total Return Trust,
all securities have been pledged as collateral for forward commitments purchased and securities sold short.

The accompanying notes are an integral part of the financial statements.
5

Notes to Schedule of Investments (Unaudited)

1. Securities valuation

The net asset value of the shares of each Lifecycle Portfolio is determined daily as of the close of the New York Stock Exchange (“NYSE”), normally at 4:00 p.m., Eastern Time. Investments by the Lifecycle Portfolios in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Portfolios and by the underlying affiliated funds are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Portfolio’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Portfolio is calculating the net asset value. In view of these factors, it is likely that Portfolios investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Portfolios investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Portfolios that invest in securities in foreign markets that close prior to the NYSE, the Portfolios will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which Portfolios have significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for all Portfolios that invest in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value of such Portfolios will be recommended to the Trust’s Pricing Committee when applicable.

Investment risk

The Fund may invest a portion of its assets in securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

New accounting pronouncements

In September 2006, Financial Accounting Standards Board (FASB) Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of May 31, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures regarding pricing sources will be required about the inputs used to develop the measurements of fair value.

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Purchased and written options

Lifecycle Retirement may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio), securities indices, currencies and futures contracts.

When the Portfolio writes a put or call option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option expires or if the Portfolio enters into an offsetting purchase option, the Portfolio realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Portfolio purchases upon exercise of the option.

When the Portfolio purchases a put or call option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Portfolio realizes a loss for the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If the Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Portfolio may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Portfolio’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Portfolio’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

There were no open written options outstanding as of May 31, 2008.

Futures

Lifecycle Retirement may purchase and sell financial futures contracts and options on those contracts. The Portfolio invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes, or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolio.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Portfolios’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Portfolio realizes a gain or loss.

When the Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Portfolio could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts at May 31, 2008:

					Unrealized
					Appreciation
Fund	Open Contracts	Number of Contracts	Position	Expiration Date	(Depreciation)

Lifecycle Retirement	S&P Mini 500 Index Futures	95	Long	Jun 2008	$423,556
	U.S. Treasury 10-Year Note Futures	15	Short	Jun 2008	22,864
					$446,420

Federal Income Taxes At May 31, 2008, the Fund’s aggregate security unrealized appreciation and depreciation based on cost for U.S. federal income tax purpose were as follows:

				Net Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation/
Portfolio	Cost	Appreciation	(Depreciation)	(Depreciation)
Lifecycle 2010	113,013,949	1,087,437	(2,164,250)	(1,076,813)
Lifecycle 2015	203,463,755	1,998,253	(3,734,017)	(1,735,764)
Lifecycle 2020	250,397,799	2,481,180	(4,581,102)	(2,099,922)
Lifecycle 2025	253,054,598	2,523,695	(4,930,037)	(2,406,342)
Lifecycle 2030	198,896,038	2,469,777	(3,509,514)	(1,039,737)
Lifecycle 2035	147,627,234	2,215,682	(2,548,522)	(332,840)
Lifecycle 2040	99,639,919	1,571,334	(1,516,809)	54,525
Lifecycle 2045	87,577,787	1,341,364	(1,329,865)	11,499
Lifecycle Retirement	214,948,516	4,848,235	(3,549,678)	1,298,557

John Hancock
MUTUAL FUNDS

John Hancock
Funds II

QUARTERLY PORTFOLIO HOLDINGS

05.31.2008

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited)
(showing percentage of total net assets)

Absolute Return Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 91.79%

Investment Companies - 3.19%
PowerShares DB Commodity
Index Tracking Fund	4,545	$184,300

JOHN HANCOCK FUNDS II - 88.60%
Capital Appreciation (Jennison) (f)	21,323	235,614
Core Bond (Wells Capital) (f)	7,070	89,440
Equity-Income (T. Rowe Price) (f)	12,038	209,587
Fundamental Value (Davis) (f)	6,519	111,285
Global Bond (PIMCO) (f)	12,525	195,263
High Income (MFC Global U.S.) (c)(f)	46,765	393,759
High Yield (WAMCO) (f)	21,668	202,592
International Opportunities (Marsico) (f)	8,623	158,579
International Small Company (DFA) (f)	15,814	159,564
International Value (Templeton) (f)	7,641	137,230
Investment Quality Bond (Wellington) (f)	25,577	298,738
Large Cap (UBS) (f)	10,577	156,646
Large Cap Value (BlackRock) (f)	4,351	104,562
Natural Resources (Wellington) (f)	2,669	118,332
Quantitative Value (MFC Global U.S.A.) (c)(f)	6,930	98,412
Real Estate Equity (T. Rowe Price) (f)	44,136	401,633
Real Return Bond (PIMCO) (f)	46,248	649,779
Small Company Value (T. Rowe Price) (f)	6,649	168,881
Spectrum Income (T. Rowe Price) (f)	34,103	353,311
Strategic Bond (WAMCO) (f)	20,389	222,856
Strategic Income (MFC Global U.S.) (c)(f)	17,453	179,417
Total Return (PIMCO) (f)	19,387	277,422
U.S. Government Securities (WAMCO) (f)	8,550	110,548
U.S. High Yield Bond (Wells Capital) (f)	7,035	87,581
		5,121,031
TOTAL INVESTMENT COMPANIES (Cost $5,141,874)		$5,305,331

SHORT TERM INVESTMENTS - 7.60%
U.S. Treasury Bills
1.60% due 07/10/2008	$440,000	$439,237
TOTAL SHORT TERM INVESTMENTS
(Cost $439,237)		$439,237
Total Investments (Absolute Return Portfolio)
(Cost $5,581,111) - 99.39%		$5,744,568
Other Assets in Excess of Liabilities - 0.61%		35,191
TOTAL NET ASSETS - 100.00%		$5,779,759

Active Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 7.26%

U.S. Treasury Bonds - 0.73%
5.00% due 05/15/2037	$2,056,000	$2,154,141
8.75% due 08/15/2020	1,663,000	2,330,538
		4,484,679
U.S. Treasury Notes - 6.53%
2.00% due 02/28/2010	241,000	238,703
3.875% due 05/15/2018	8,813,000	8,689,759
4.25% due 11/15/2013	15,700,000	16,289,975

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)

U.S. Treasury Notes (continued)
4.50% due 05/15/2017	$425,000	$439,609
4.75% due 02/15/2010 to 05/15/2014	14,000,000	14,549,885
		40,207,931
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $43,944,607)		$44,692,610

U.S. GOVERNMENT AGENCY OBLIGATIONS - 30.80%

Federal Home Loan Bank - 0.02%
5.80% due 09/02/2008	135,000	136,132

Federal Home Loan Mortgage Corp. - 1.23%
3.916% due 06/01/2034	244	245
4.50% due 01/15/2015	600,000	604,828
5.153% due 11/01/2035	33,165	33,224
5.27% due 12/01/2035	12,370	12,411
5.764% due 04/01/2037	840,978	856,730
5.833% due 11/01/2036	16,684	16,881
5.831% due 03/01/2037 (b)	2,195,653	2,240,910
5.875% due 03/21/2011	81,000	85,057
6.00% due 05/01/2037 to 05/01/2038	3,629,256	3,690,065
		7,540,351

Federal National Mortgage
Association - 29.51%
zero coupon due 02/01/2015	390,000	294,920
3.777% due 07/01/2033 (b)	4,893	4,990
4.375% due 03/15/2013	20,000	20,275
4.50% TBA **	6,000,000	5,836,872
4.875% due 12/15/2016	705,000	720,365
4.932% due 05/01/2035	2,797,005	2,799,389
5.00% due 05/01/2018 to 03/01/2038	29,923,106	29,197,122
5.00% TBA **	9,980,000	9,923,863
5.50% due 03/15/2011 to 12/01/2037	77,566,610	77,611,974
5.50% TBA **	5,725,000	5,683,852
5.584% due 01/01/2036 (b)	1,462,527	1,489,445
5.721% due 04/01/2036 (b)	1,029,713	1,050,467
6.00% due 09/01/2022 to 01/01/2038	30,835,597	31,394,096
6.00% TBA **	11,000,000	11,158,125
6.25% due 05/15/2029	157,000	176,159
6.50% due 02/01/2036 to 02/01/2037	4,016,762	4,147,215
7.00% due 09/01/2010 to 10/25/2041	78,429	81,407
7.50% due 09/01/2029 to 08/01/2031	5,318	5,620
		181,596,156

Government National Mortgage
Association - 0.04%
5.00% due 04/15/2035	105,433	103,094
5.50% due 03/15/2035	99,624	99,939
6.00% due 03/15/2033 to 06/15/2033	42,401	43,436
6.50% due 09/15/2028 to 08/15/2031	7,736	8,012
7.00% due 04/15/2029	2,606	2,766
8.00% due 10/15/2026	2,262	2,419
		259,666
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $189,219,575)		$189,532,305

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 0.07%

Argentina - 0.01%
Republic of Argentina
0.63% due 12/31/2038 (b)	ARS	177,218	$18,874
1.3834% due 12/15/2035 (b)		393,449	10,793
5.83% due 12/31/2033 (b)		72,870	24,153
			53,820

Canada - 0.00%
Government of Canada
5.50% due 06/01/2010	CAD	5,000	5,274

Colombia - 0.01%
Republic of Colombia
10.00% due 01/23/2012		$20,000	23,600
11.75% due 03/01/2010	COP	8,000,000	4,666
			28,266
Japan - 0.01%
Government of Japan
0.90% due 12/22/2008	JPY	550,000	5,218
1.50% due 09/20/2014		1,350,000	12,846
1.80% due 03/22/2010		2,650,000	25,557
			43,621
Mexico - 0.04%
Government of Mexico
8.00% due 12/07/2023	MXN	238,900	22,617
8.00% due 12/19/2013		167,800	16,199
9.875% due 02/01/2010		$205,000	224,885
			263,701

Panama - 0.00%
Republic of Panama
8.875% due 09/30/2027		6,000	7,560
9.375% due 07/23/2012		2,000	2,317
			9,877

Peru - 0.00%
Republic of Peru
9.875% due 02/06/2015		2,000	2,530

Philippines - 0.00%
Republic of Philippines
9.125% due 02/22/2010	EUR	2,000	3,248

Sweden - 0.00%
Kingdom of Sweden
5.00% due 01/28/2009	SEK	30,000	5,019
5.25% due 03/15/2011		30,000	5,106
			10,125
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $432,038)			$420,462

CORPORATE BONDS - 37.90%

Advertising - 0.04%
R.H. Donnelley Corp.
8.875% due 10/15/2017 (g)		$385,000	257,950

Aerospace - 0.01%
BAE Systems 2001 Asset Trust PLC
6.664% due 09/15/2013 (g)		38,726	38,278

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Agriculture - 0.21%
Archer-Daniels-Midland Company
6.45% due 01/15/2038		$1,000,000	$1,003,820
Chaoda Modern Agriculture (Holdings), Ltd.
7.75% due 02/08/2010 (g)		105,000	105,000
Mosaic Company
7.875% due 12/01/2016 (g)		180,000	195,300
			1,304,120

Air Travel - 0.26%
American Airlines, Inc., Series 88A4
10.21% due 01/01/2010		101,069	92,983
Continental Airlines, Inc., Series 00-2
8.307% due 10/02/2019		169,340	153,253
Continental Airlines, Inc., Series 991A
6.545% due 08/02/2020		101,164	97,940
Delta Air Lines, Inc.
6.821% due 08/10/2022		544,790	479,415
Delta Air Lines, Inc., Series 02-1
6.417% due 07/02/2012		515,000	492,469
Northwest Airlines, Inc., Series 07-1
7.027% due 11/01/2019		310,000	288,300
			1,604,360

Aluminum - 0.02%
Alcoa, Inc.
5.72% due 02/23/2019		150,000	141,271

Amusement & Theme Parks - 0.02%
HRP Myrtle Beach Operations LLC
7.3825% due 04/01/2012 (b)(g)		140,000	123,200

Auto Parts - 0.11%
Allison Transmission, Inc.
11.00% due 11/01/2015 (g)		395,000	372,287
Delphi Corp.
6.197% due 11/15/2033		2,000	340
Tenneco Automotive, Inc.
8.625% due 11/15/2014		335,000	331,650
			704,277

Auto Services - 0.05%
ERAC USA Finance Company
6.375% due 10/15/2017 (g)		320,000	285,870
7.95% due 12/15/2009 (g)		10,000	10,373
			296,243

Automobiles - 0.15%
DaimlerChrysler N.A. Holding Corp.
4.05% due 06/04/2008		234,000	234,000
5.875% due 03/15/2011		395,000	402,590
General Motors Corp.
7.125% due 07/15/2013		360,000	273,600
			910,190

Banking - 2.69%
Allied Irish Banks PLC
7.50% due 12/29/2049 (b)	EUR	1,000	1,512
BAC Capital Trust XIII
3.20% due 03/15/2043 (b)		$640,000	486,206
BAC Capital Trust XV
3.8756% due 06/01/2056 (b)		925,000	712,759

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
Banco Mercantil del Norte SA
6.862% due 10/13/2021 (g)		$435,000	$392,264
Banco Santander Chile
3.34% due 12/09/2009 (b)(g)		18,000	17,498
5.375% due 12/09/2014 (g)		5,000	4,717
Bank of America Corp., MTN
4.90% due 05/01/2013		1,000,000	984,231
Bank of Ireland
6.45% due 02/10/2010	EUR	1,000	1,564
BNP Paribas
7.195% due 12/31/2049 (b)(g)		$190,000	174,873
Chuo Mitsui Trust & Banking Company
5.506% due 12/29/2049 (b)(g)		350,000	307,152
Comerica Capital Trust II
6.576% due 02/20/2037 (b)		1,000,000	681,080
HBOS PLC
5.375% due 12/29/2049 (b)(g)		22,000	19,546
6.413% due 09/29/2049 (b)(g)		450,000	347,123
HSBC Holdings PLC
6.50% due 09/15/2037		435,000	404,960
ICICI Bank, Ltd.
3.25% due 01/12/2010 (b)(g)		420,000	407,274
6.625% due 10/03/2012 (g)		440,000	441,125
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)		5,000	3,991
Landsbanki Islands HF
3.3381% due 08/25/2009 (b)(g)		490,000	456,515
6.10% due 08/25/2011 (g)		295,000	277,232
7.431% due 12/31/2049 (b)(g)		805,000	581,609
Lloyds TSB Group PLC
6.267% due 12/31/2049 (b)(g)		740,000	610,768
Mellon Capital IV, Series 1
6.244% due 06/29/2049 (b)		400,000	329,496
Natixis, Series 144A
10.00% due 04/29/2049 (b)		325,000	322,808
Rabobank Capital Funding II
5.26% due 12/31/2049 (b)(g)		790,000	720,599
RBS Capital Trust IV
3.4963% due 09/29/2049 (b)		18,000	14,383
Royal Bank of Scotland Group PLC
7.648% due 08/31/2049 (b)		580,000	561,607
Royal Bank of Scotland Group PLC, MTN
7.64% due 03/31/2049		300,000	281,844
Shinhan Bank
6.819% due 09/20/2036 (b)		515,000	454,087
Silicon Valley Bank
6.05% due 06/01/2017		415,000	361,399
Standard Chartered PLC
6.40% due 09/26/2017 (g)		1,160,000	1,140,284
6.409% due 01/30/2017 (b)(g)		1,215,000	1,003,104
7.014% due 12/30/2049 (b)(g)		300,000	273,091
SunTrust Banks, Inc.
7.25% due 03/15/2018		360,000	370,166
SunTrust Capital VIII
6.10% due 12/01/2066 (b)		630,000	517,567
SunTrust Preferred Capital I
5.853% due 12/31/2049 (b)		605,000	459,800
TuranAlem Finance BV
7.875% due 06/02/2010		12,000	11,310

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
USB Capital IX
6.189% due 03/29/2049 (b)	$2,025,000	$1,701,000
Wachovia Capital Trust III
5.80% due 03/15/2042 (b)	915,000	699,975
		16,536,519

Bldg&Construct Prod-Misc - 0.10%
Masco Corp.
5.85% due 03/15/2017	705,000	635,749

Broadcasting - 0.39%
Clear Channel Communications, Inc.
7.65% due 09/15/2010	214,000	220,658
News America Holdings, Inc.
6.75% due 01/09/2038	2,000	2,085
7.75% due 12/01/2045	9,000	9,669
8.25% due 08/10/2018	375,000	426,271
News America, Inc.
6.65% due 11/15/2037	415,000	409,943
Viacom, Inc.
5.75% due 04/30/2011	1,000,000	1,004,628
XM Satellite Radio, Inc.
9.75% due 05/01/2014	330,000	321,750
		2,395,004

Building Materials & Construction - 0.13%
USG Corp.
6.30% due 11/15/2016	1,000,000	815,000

Business Services - 0.26%
Electronic Data Systems Corp.
7.125% due 10/15/2009	2,000	2,041
Minerva Overseas, Ltd.
9.50% due 02/01/2017 (g)	460,000	448,500
Science Applications International Corp.
5.50% due 07/01/2033	825,000	682,028
Xerox Corp.
6.75% due 02/01/2017	435,000	446,200
		1,578,769

Cable & Television - 0.79%
AT&T Broadband Corp.
8.375% due 03/15/2013	310,000	341,878
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	290,000	288,550
Cox Communications, Inc.
4.625% due 01/15/2010	22,000	21,829
5.45% due 12/15/2014	218,000	211,776
6.75% due 03/15/2011	209,000	216,438
7.75% due 11/01/2010	207,000	218,226
Rogers Cable, Inc.
6.75% due 03/15/2015	300,000	310,711
TCI Communications, Inc.
9.80% due 02/01/2012	315,000	345,076
Time Warner Companies, Inc.
7.57% due 02/01/2024	34,000	35,110
Time Warner Entertainment Company LP
8.375% due 07/15/2033	535,000	584,490
8.375% due 03/15/2023	335,000	366,313

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Cable & Television (continued)
Time Warner, Inc.
6.75% due 04/15/2011	$575,000	$589,886
7.625% due 04/15/2031	9,000	9,335
Viacom, Inc.
6.625% due 05/15/2011	575,000	590,212
6.875% due 04/30/2036	760,000	737,760
		4,867,590

Cellular Communications - 0.20%
America Movil SAB de CV
5.75% due 01/15/2015	305,000	304,034
American Tower Corp.
7.50% due 05/01/2012	12,000	12,210
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	211,000	226,042
8.75% due 03/01/2031	209,000	249,552
Nextel Communications, Inc.
6.875% due 10/31/2013	435,000	352,350
Rogers Wireless, Inc.
9.625% due 05/01/2011	8,000	8,909
Rural Cellular Corp.
8.6228% due 11/01/2012 (b)	60,000	61,050
		1,214,147

Chemicals - 0.30%
American Pacific Corp.
9.00% due 02/01/2015	425,000	418,625
Ecolab, Inc.
4.875% due 02/15/2015	350,000	338,807
ICI Wilmington, Inc.
4.375% due 12/01/2008	218,000	218,484
Momentive Performance Materials, Inc.
9.75% due 12/01/2014	375,000	347,812
Nova Chemicals, Ltd.
7.875% due 09/15/2025	265,000	222,600
Sterling Chemicals, Inc.
10.25% due 04/01/2015 (g)	305,000	305,000
		1,851,328

Chemicals-Diversified - 0.11%
The Dow Chemical Company
5.70% due 05/15/2018	700,000	688,493

Computers & Business Equipment - 0.17%
Cisco Systems, Inc.
5.50% due 02/22/2016	510,000	516,536
Computer Sciences Corp.
6.50% due 03/15/2018 (g)	505,000	507,818
		1,024,354

Containers & Glass - 0.14%
BWAY Corp.
10.00% due 10/15/2010	407,000	410,052
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	400,000	345,000
US Corrugated, Inc.
10.00% due 06/12/2013	110,000	81,400
		836,452

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Crude Petroleum & Natural Gas - 0.39%
Apache Corp.
5.625% due 01/15/2017	$1,000,000	$1,014,583
Chesapeake Energy Corp.
7.25% due 12/15/2018	1,000,000	992,500
OPTI Canada, Inc.
8.25% due 12/15/2014	400,000	412,000
Premcor Refining Group, Inc.
7.50% due 06/15/2015	4,000	4,163
		2,423,246

Diversified Financial Services - 0.03%
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 (g)	208,000	193,355

Domestic Oil - 0.04%
Devon Financing Corp., ULC
6.875% due 09/30/2011	205,000	216,972

Drugs & Health Care - 0.08%
Allegiance Corp.
7.00% due 10/15/2026	205,000	204,556
Covidien International Finance SA
6.00% due 10/15/2017 (g)	275,000	278,769
		483,325

Electrical Utilities - 2.82%
AES Eastern Energy LP, Series 99-A
9.00% due 01/02/2017	629,179	666,930
AES Gener SA
7.50% due 03/25/2014	218,000	232,442
American Electric Power Company, Inc.
5.25% due 06/01/2015	210,000	202,888
Appalachian Power Company
5.80% due 10/01/2035	39,000	32,928
7.00% due 04/01/2038	425,000	416,250
Arizona Public Service Company
5.50% due 09/01/2035	222,000	165,701
CenterPoint Energy Houston Electric LLC, Series K2
6.95% due 03/15/2033	10,000	10,002
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	235,000	253,163
CenterPoint Energy Resources Corp., Series MTN
6.00% due 05/15/2018	1,000,000	963,956
CenterPoint Energy, Inc.
6.50% due 05/01/2018	1,000,000	978,756
Commonwealth Edison Company
5.80% due 03/15/2018	500,000	489,127
Constellation Energy Group
7.60% due 04/01/2032	360,000	364,032
Dominion Resources, Inc.
5.00% due 03/15/2013	575,000	570,070
5.70% due 09/17/2012	207,000	211,287
6.30% due 09/30/2066 (b)	800,000	735,735
7.50% due 06/30/2066 (b)	320,000	298,078
Empresa Nacional De Electricidad
8.50% due 04/01/2009	8,000	8,270
Enel Finance International SA
6.25% due 09/15/2017 (g)	565,000	577,012
Enersis SA
7.375% due 01/15/2014	12,000	12,701

The accompanying notes are an integral part of the financial statements.
4

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities (continued)
Entergy Louisiana LLC
8.09% due 01/02/2017	$686,352	$667,470
FirstEnergy Corp.
6.45% due 11/15/2011	209,000	215,460
7.375% due 11/15/2031	226,000	243,143
Funding Corp.
9.00% due 06/01/2017	1,000,000	1,086,450
Indiantown Cogeneration LP, Series A-9
9.26% due 12/15/2010	73,102	74,842
Ipalco Enterprises, Inc.
8.625% due 11/14/2011	285,000	307,087
National Grid PLC
6.30% due 08/01/2016	485,000	488,111
Nevada Power Company
5.875% due 01/15/2015	370,000	367,537
6.65% due 04/01/2036	530,000	509,403
Pacific Gas & Electric Company
4.20% due 03/01/2011	246,000	243,958
4.80% due 03/01/2014	212,000	207,852
Peco Energy Company
5.35% due 03/01/2018	1,000,000	985,235
PSEG Power LLC
5.00% due 04/01/2014	214,000	205,652
8.625% due 04/15/2031	214,000	259,039
San Diego Gas & Electric Company, Series FFF
6.125% due 09/15/2037	1,000,000	996,915
Scottish Power PLC
4.91% due 03/15/2010	225,000	225,173
Sierra Pacific Power Company, Series M
6.00% due 05/15/2016	840,000	834,892
Taqa Abu Dhabi National Energy Company
5.62% due 10/25/2012 (g)	335,000	334,682
6.50% due 10/27/2036 (g)	570,000	520,244
Texas Competitive Electric Holdings Company LLC
10.25% due 11/01/2015 (g)	470,000	479,988
TXU Corp., Series R
6.55% due 11/15/2034	565,000	427,637
United Energy Distribution Property, Ltd.
4.70% due 04/15/2011 (g)	6,000	6,055
Virginia Electric and Power Company
6.00% due 01/15/2036	500,000	474,381
		17,350,534

Electric-Integrated - 0.24%
Israel Electric Corp., Ltd.
7.25% due 01/15/2019 (g)	1,460,000	1,470,892

Electronics - 0.15%
Jabil Circuit, Inc.
5.875% due 07/15/2010	17,000	16,681
Tyco Electronics Group SA
6.55% due 10/01/2017	910,000	922,747
		939,428

Energy - 0.29%
Duke Capital LLC
6.75% due 02/15/2032	511,000	485,124
Enterprise Products Operating LP
4.95% due 06/01/2010	210,000	210,036

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
Enterprise Products Operating LP, Series B
6.875% due 03/01/2033	$209,000	$200,476
Nexen, Inc.
5.875% due 03/10/2035	212,000	190,900
Salton Sea Funding Corp., Series E
8.30% due 05/30/2011	157,860	169,527
Salton Sea Funding Corp., Series F
7.475% due 11/30/2018	321,196	342,466
Sempra Energy
4.75% due 05/15/2009	208,000	208,932
		1,807,461

Financial Services - 10.12%
Allied Capital Corp.
6.625% due 07/15/2011	255,000	251,579
American Express Bank FSB, BKNT
6.00% due 09/13/2017	805,000	778,967
American Express Company
7.00% due 03/19/2018	1,065,000	1,114,916
American General Finance Corp.
6.90% due 12/15/2017	335,000	317,774
American Water Capital Corp.
6.085% due 10/15/2017 (g)	600,000	590,923
Astoria Depositor Corp.
8.144% due 05/01/2021 (g)	600,000	603,000
AXA Financial, Inc.
7.75% due 08/01/2010	210,000	223,892
Bear Stearns Companies, Inc.
4.65% due 07/02/2018	810,000	708,763
5.30% due 10/30/2015	410,000	388,189
6.40% due 10/02/2017	695,000	697,954
7.25% due 02/01/2018	770,000	819,139
Bear Stearns Companies, Inc., MTN
2.8356% due 11/28/2011 (b)	640,000	612,696
Bosphorus Financial Services, Ltd.
4.4756% due 02/15/2012 (b)(g)	351,562	338,842
Bunge Ltd. Finance Corp.
5.35% due 04/15/2014	455,000	416,103
Capmark Financial Group, Inc.
5.875% due 05/10/2012	1,300,000	1,047,064
Caterpillar Financial Services Corp.
4.50% due 06/15/2009	210,000	211,103
Caterpillar Financial Services Corp., MTN
5.45% due 04/15/2018	870,000	861,521
CIT Group Funding Company of Canada
4.65% due 07/01/2010	350,000	304,971
CIT Group, Inc.
3.0744% due 11/03/2010 (b)	1,200,000	1,011,269
5.00% due 02/13/2014	95,000	77,362
5.65% due 02/13/2017	125,000	100,543
6.00% due 04/01/2036	1,000,000	790,296
6.10% due 03/15/2067 (b)	630,000	325,948
CIT Group, Inc., MTN
5.125% due 09/30/2014	95,000	76,708
Citigroup, Inc.
5.50% due 04/11/2013	2,570,000	2,559,406
5.625% due 08/27/2012	219,000	218,442
6.125% due 11/21/2017	800,000	790,788
8.40% due 04/29/2049 (b)	1,305,000	1,293,633

The accompanying notes are an integral part of the financial statements.
5

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
CNOOC Finance 2003, Ltd.
5.50% due 05/21/2033 (g)	$10,000	$8,655
Credit Suisse First Boston USA, Inc.
2.775% due 11/20/2009 (b)	1,220,000	1,211,259
6.50% due 01/15/2012	209,000	218,049
Dresdner Bank-New York
7.25% due 09/15/2015	211,000	216,774
ERP Operating LP
4.75% due 06/15/2009	13,000	12,948
ESI Tractebel Acquisition Corp., Series B
7.99% due 12/30/2011	462,000	471,992
Ford Motor Credit Company LLC
9.75% due 09/15/2010	468,000	455,312
9.875% due 08/10/2011	180,000	170,320
FPL Group Capital, Inc.
6.35% due 10/01/2066 (b)	650,000	576,686
Fund American Companies, Inc.
5.875% due 05/15/2013	214,000	206,344
General Electric Capital Corp.
5.45% due 01/15/2013	261,000	266,297
5.625% due 05/01/2018	350,000	345,742
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	760,000	570,960
Goldman Sachs Group, Inc.
6.15% due 04/01/2018	490,000	484,787
6.75% due 10/01/2037	370,000	347,168
Harley-Davidson Funding Corp.
6.80% due 06/15/2018 (g)	1,000,000	994,453
Household Finance Corp.
6.40% due 06/17/2008	237,000	237,216
Huntington Capital III
6.65% due 05/15/2037 (b)	375,000	254,195
HVB Funding Trust III
9.00% due 10/22/2031 (g)	10,000	9,374
Independencia International, Ltd.
9.875% due 01/31/2017 (g)	290,000	290,725
9.875% due 05/15/2015 (g)	100,000	100,381
International Lease Finance Corp.
3.50% due 04/01/2009	213,000	211,298
4.55% due 10/15/2009	7,000	6,931
4.75% due 07/01/2009	30,000	29,933
5.00% due 04/15/2010	211,000	209,618
5.875% due 05/01/2013	215,000	210,503
6.375% due 03/25/2013	1,000,000	999,522
International Lease Finance Corp., MTN
5.45% due 03/24/2011	1,200,000	1,183,807
International Lease Finance Corp., Series P
3.1131% due 01/15/2010 (b)	13,000	12,569
Jefferies Group, Inc.
6.45% due 06/08/2027	210,000	165,148
John Deere Capital Corp., Series D
4.125% due 01/15/2010	39,000	39,020
JP Morgan Chase & Company
6.75% due 02/01/2011	218,000	228,158
JP Morgan Chase & Company, Series L
7.90% due 12/31/2049 (b)	2,070,000	2,060,830
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036	750,000	651,290

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
JP Morgan Chase Capital XXIII
3.6756% due 05/15/2047 (b)	$915,000	$695,255
Kaupthing Bank HF
5.75% due 10/04/2011 (g)	750,000	651,758
Lehman Brothers Holdings, Inc.
7.50% due 05/11/2038	400,000	366,852
Lehman Brothers Holdings, Inc., MTN
5.25% due 02/06/2012	985,000	939,926
5.625% due 01/24/2013	675,000	642,291
6.875% due 05/02/2018	1,675,000	1,625,531
Lehman Brothers Holdings, Inc., Series MTN
3.4869% due 01/26/2017 (b)	1,120,000	937,813
Lehman Brothers Holdings, Inc., Series MTNG
5.875% due 11/15/2017	665,000	588,284
MBNA Capital, Series B
3.6728% due 02/01/2027 (b)	23,000	17,926
Merrill Lynch & Company, Inc.
3.40% due 05/02/2017 (b)	800,000	665,052
7.75% due 05/14/2038	1,855,000	1,750,558
Merrill Lynch & Company, Inc., MTN
3.2444% due 06/05/2012 (b)	472,000	448,158
6.15% due 04/25/2013	1,500,000	1,473,530
6.875% due 04/25/2018	2,550,000	2,499,757
Mizuho Financial Group (Cayman), Ltd.
8.375% due 12/29/2049	455,000	458,522
Morgan Stanley
3.1838% due 10/18/2016 (b)	830,000	719,431
4.25% due 05/15/2010	232,000	226,448
Morgan Stanley, MTN
5.95% due 12/28/2017	1,010,000	956,921
6.625% due 04/01/2018	1,180,000	1,161,474
Nelnet, Inc.
7.40% due 09/29/2036 (b)	400,000	258,718
NiSource Finance Corp.
6.15% due 03/01/2013	219,000	218,242
6.80% due 01/15/2019	350,000	344,366
7.875% due 11/15/2010	216,000	224,560
Osiris Capital PLC, Series C
5.5631% due 01/15/2010 (b)(g)	920,000	913,141
Osiris Capital PLC, Series D
7.7131% due 01/15/2010 (b)(g)	360,000	362,299
PNC Financial Services Group, Inc.
8.25% due 05/29/2049 (b)	760,000	760,950
PNC Funding Corp.
3.0394% due 01/31/2012 (b)	1,000,000	946,220
4.50% due 03/10/2010	1,500,000	1,497,899
Popular North America, Inc.
4.70% due 06/30/2009	12,000	11,882
QBE Capital Funding II LP
6.797% due 06/01/2049 (b)(g)	430,000	372,457
Reliastar Financial Corp.
6.50% due 11/15/2008	14,000	14,175
Schwab Capital Trust I
7.50% due 11/15/2037 (b)	1,435,000	1,307,472
Skandinaviska Enskilda Banken AB
5.471% due 03/29/2049 (b)(g)	400,000	341,200
SLM Corp, Series XMTN
2.90% due 03/16/2009 (b)	600,000	567,573

The accompanying notes are an integral part of the financial statements.
6

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
SLM Corp.
3.22% due 01/27/2014 (b)	$1,840,000	$1,503,048
4.50% due 07/26/2010	410,000	377,594
SLM Corp., MTNA
3.06% due 07/27/2009 (b)	1,000,000	939,105
SMFG Preferred Capital
6.078% due 01/29/2049 (b)(g)	400,000	348,572
Sovereign Capital Trust VI
7.908% due 06/13/2036	295,000	231,961
Teco Finance, Inc.
6.572% due 11/01/2017	162,000	159,484
7.00% due 05/01/2012	233,000	242,611
Ucar Finance, Inc.
10.25% due 02/15/2012	73,000	75,920
Vita Capital III, Ltd., Series B-I
3.7975% due 01/01/2011 (b)(g)	870,000	843,872
Waddell & Reed Financial, Inc.
5.60% due 01/15/2011	400,000	397,619
Wells Fargo Capital XIII, Series GMTN
7.70% due 12/29/2049 (b)	1,000,000	1,002,298
Westfield Capital Corp., Ltd.
4.375% due 11/15/2010 (g)	214,000	211,143
		62,289,923

Food & Beverages - 0.91%
ASG Consolidated LLC/ASG Finance, Inc.
zero coupon, Step up to 11.50% on
11/01/2008 due 11/01/2011	395,000	365,375
Cargill, Inc.
6.125% due 09/15/2036 (g)	665,000	605,009
General Mills, Inc.
5.65% due 09/10/2012	600,000	612,458
5.70% due 02/15/2017	245,000	243,321
Kellogg Company, Series B
6.60% due 04/01/2011	209,000	219,801
Kraft Foods, Inc.
5.625% due 11/01/2011	219,000	221,759
Kroger Company
6.40% due 08/15/2017	980,000	1,010,784
McCormick & Company, Inc.
5.75% due 12/15/2017	1,000,000	992,620
Nabisco, Inc.
7.55% due 06/15/2015	229,000	244,873
Smithfield Foods, Inc.
7.00% due 08/01/2011	18,000	17,640
Supervalu, Inc.
7.50% due 11/15/2014	500,000	515,000
Tesco PLC
6.15% due 11/15/2037 (g)	570,000	540,595
		5,589,235

Gas & Pipeline Utilities - 1.77%
Buckeye Partners LP
5.125% due 07/01/2017	225,000	204,459
Dynegy-Roseton Danskammer, Series B
7.67% due 11/08/2016	360,000	361,800
Energy Transfer Partners LP
6.70% due 07/01/2018	1,000,000	1,013,152
7.50% due 07/01/2038	1,440,000	1,489,245

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Gas & Pipeline Utilities (continued)
Kinder Morgan Energy Partners LP
5.80% due 03/15/2035		$208,000	$179,080
7.30% due 08/15/2033		212,000	213,923
MarkWest Energy Partners LP/ MarkWest Energy
Finance Corp., Series B
8.50% due 07/15/2016		330,000	344,437
Michigan Consolidated Gas Company
5.70% due 03/15/2033		14,000	12,554
NGPL Pipeco LLC
7.119% due 12/15/2017 (g)		1,420,000	1,454,644
ONEOK Partners LP
6.65% due 10/01/2036		545,000	515,363
Southern Union Company
7.20% due 11/01/2066 (b)		950,000	787,082
Spectra Energy Capital LLC
6.20% due 04/15/2018		3,290,000	3,229,678
TEPPCO Partners LP
7.00% due 06/01/2067 (b)		705,000	616,196
Texas Eastern Transmission LP
6.00% due 09/15/2017 (g)		485,000	485,563
			10,907,176

Gold - 0.03%
New Gold, Inc.
10.00% due 06/28/2017	CAD	220,000	210,346

Healthcare Services - 0.32%
Coventry Health Care, Inc.
5.875% due 01/15/2012		$225,000	218,121
6.30% due 08/15/2014		420,000	402,644
UnitedHealth Group, Inc.
4.875% due 02/15/2013		225,000	215,725
5.375% due 03/15/2016		240,000	224,754
5.50% due 11/15/2012		235,000	231,271
5.80% due 03/15/2036		115,000	95,758
WellPoint, Inc.
5.00% due 12/15/2014		208,000	194,926
6.375% due 06/15/2037		415,000	372,613
			1,955,812

Holdings Companies/Conglomerates - 0.18%
General Electric Company
5.00% due 02/01/2013		1,057,000	1,067,759
SPI Electricity & Gas Australia Holdings Party, Ltd.
6.15% due 11/15/2013 (g)		16,000	16,034
			1,083,793

Homebuilders - 0.34%
Centex Corp.
4.55% due 11/01/2010		1,200,000	1,101,000
5.80% due 09/15/2009		830,000	805,100
Pulte Homes, Inc.
6.25% due 02/15/2013		210,000	198,450
			2,104,550

Hotels & Restaurants - 0.19%
Marriott International, Inc.
4.625% due 06/15/2012		26,000	24,480
Starbucks Corp.
6.25% due 08/15/2017		430,000	419,694

The accompanying notes are an integral part of the financial statements.
7

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Hotels & Restaurants (continued)
Starwood Hotels & Resorts Worldwide, Inc.
6.25% due 02/15/2013	$340,000	$332,505
Yum! Brands, Inc.
6.25% due 03/15/2018	405,000	397,706
		1,174,385

Household Products - 0.23%
Clorox Company
5.00% due 03/01/2013	600,000	588,067
5.95% due 10/15/2017	500,000	496,421
Yankee Acquisition Corp., Series B
8.50% due 02/15/2015	375,000	306,094
		1,390,582

Industrial Machinery - 0.13%
Caterpillar, Inc.
7.25% due 09/15/2009	213,000	220,935
Weatherford International, Ltd.
6.50% due 08/01/2036	600,000	569,584
		790,519

Industrials - 0.16%
Parker Hannifin Corp., Series MTN
5.50% due 05/15/2018	1,000,000	990,232

Insurance - 3.33%
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	1,490,000	1,476,361
American International Group, Inc.
8.175% due 05/15/2058 (b)(g)	1,025,000	983,303
AON Capital Trust A
8.205% due 01/01/2027	390,000	381,188
Assurant, Inc.
5.625% due 02/15/2014	209,000	196,878
6.75% due 02/15/2034	550,000	491,795
Avalon Re, Ltd.
4.7861% due 06/06/2008 (b)(g)	250,000	239,250
AXA SA
6.379% due 12/14/2049 (b)(g)	585,000	487,697
6.463% due 12/31/2049 (b)(g)	275,000	222,564
Catlin Insurance Company, Ltd.
7.249% due 12/31/2049 (b)(g)	500,000	378,920
Chubb Corp.
5.75% due 05/15/2018	200,000	196,233
Cigna Corp.
6.15% due 11/15/2036	500,000	442,563
Cincinnati Financial Corp.
6.92% due 05/15/2028	960,000	977,738
CNA Financial Corp.
6.00% due 08/15/2011	280,000	282,183
Endurance Specialty Holdings, Ltd.
7.00% due 07/15/2034	800,000	697,088
Financial Security Assurance Holdings, Ltd.
6.40% due 12/15/2066 (b)(g)	795,000	556,966
First American Corp.
7.55% due 04/01/2028	290,000	285,567
Foundation Re II, Ltd.
9.445% due 11/26/2010 (b)(g)	250,000	251,947
Genworth Financial, Inc.
6.15% due 11/15/2066 (b)	790,000	638,678

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Insurance (continued)
Hartford Financial Services Group, Inc.
4.625% due 07/15/2013	$8,000	$7,701
Horace Mann Educators Corp.
6.85% due 04/15/2016	210,000	217,573
Liberty Mutual Group, Inc.
6.50% due 03/15/2035 (g)	683,000	548,488
7.50% due 08/15/2036 (g)	1,470,000	1,292,234
7.80% due 03/15/2037 (g)	455,000	360,946
Lincoln National Corp.
6.05% due 04/20/2067 (b)	495,000	421,865
7.00% due 05/17/2066 (b)	555,000	513,354
Markel Corp.
6.80% due 02/15/2013	325,000	333,426
Merna Reinsurance, Ltd., Series B
4.4462% due 12/31/2010 (b)(g)	1,355,000	1,286,030
Mystic Re, Ltd.
11.3812% due 12/05/2008 (b)(g)	250,000	245,875
Ohio Casualty Corp.
7.30% due 06/15/2014	380,000	379,093
PartnerRe Finance
6.44% due 12/01/2066 (b)	895,000	736,106
Progressive Corp.
6.70% due 06/15/2037 (b)	225,000	198,687
Prudential Financial, Inc.
4.75% due 04/01/2014	227,000	216,124
Prudential Financial, Inc., MTN
5.15% due 01/15/2013	540,000	531,138
RenaissanceRe Holdings, Ltd.
7.00% due 07/15/2008	400,000	400,514
StanCorp Financial Group, Inc.
6.90% due 05/29/2067 (b)	825,000	677,845
Symetra Financial Corp.
6.125% due 04/01/2016 (g)	350,000	311,421
8.30% due 10/15/2067 (b)(g)	310,000	270,778
Transatlantic Holdings, Inc.
5.75% due 12/14/2015	575,000	538,467
W.R. Berkley Corp.
5.125% due 09/30/2010	900,000	898,905
6.15% due 08/15/2019	14,000	13,213
White Mountains Re Group, Ltd.
7.506% due 05/29/2049 (b)(g)	685,000	516,049
XL Capital, Ltd.
5.25% due 09/15/2014	214,000	195,085
XL Capital, Ltd., Series E
6.50% due 12/31/2049 (b)	275,000	192,500
		20,490,336

International Oil - 0.39%
ConocoPhillips Canada Funding Company
5.95% due 10/15/2036	1,000,000	987,767
Delek & Avner-Yam Tethys, Ltd.
5.326% due 08/01/2013 (g)	193,664	194,899
Gaz Capital SA
8.146% due 04/11/2018 (g)	650,000	705,250
Pemex Project Funding Master Trust
4.10% due 06/15/2010 (b)(g)	18,000	18,153
Ras Laffan Liquefied Natural Gas Company, Ltd.
3.437% due 09/15/2009 (g)	7,938	7,955

The accompanying notes are an integral part of the financial statements.
8

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

International Oil (continued)
Ras Laffan Liquefied Natural Gas Company, Ltd. III
5.838% due 09/30/2027 (g)	$250,000	$207,560
Western Oil Sands, Inc.
8.375% due 05/01/2012	265,000	289,933
		2,411,517

Leisure Time - 1.04%
AMC Entertainment, Inc.
8.00% due 03/01/2014	280,000	253,400
Cinemark, Inc.
zero coupon, Step up to 9.75% on
03/15/2009 due 03/15/2014	150,000	142,500
FireKeepers Development Authority
13.875% due 05/15/2015 (g)	180,000	180,450
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015 (g)	350,000	254,625
Greektown Holdings LLC
10.75% due 12/01/2013 (g)	220,000	151,800
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (g)	225,000	209,250
Isle of Capri Casinos, Inc.
7.00% due 03/01/2014	355,000	270,687
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	310,000	243,350
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (g)	330,000	308,550
MGM Mirage, Inc.
6.00% due 10/01/2009	16,000	15,900
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	208,000	208,000
8.00% due 04/01/2012	150,000	139,500
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	185,000	158,869
9.75% due 04/01/2010	285,000	287,138
Pokagon Gaming Authority
10.375% due 06/15/2014 (g)	126,000	136,395
Seminole Indian Tribe of Florida
6.535% due 10/01/2020 (g)	405,000	391,404
Turning Stone Resort Casino
9.125% due 09/15/2014 (g)	370,000	365,375
Vivendi
5.75% due 04/04/2013	2,515,000	2,478,077
Waterford Gaming LLC
8.625% due 09/15/2014 (g)	235,000	227,069
		6,422,339

Liquor - 0.00%
Anheuser-Busch Companies, Inc.
6.50% due 02/01/2043	10,000	10,013

Manufacturing - 0.05%
GRUPO KUO SAB de CV
9.75% due 10/17/2017 (g)	330,000	331,650

Medical-Drugs - 0.03%
DASA Finance Corp.
8.75% due 05/29/2018 (g)	150,000	152,250

Medical-Hospitals - 0.08%
Community Health Systems, Inc.
8.875% due 07/15/2015	500,000	515,625

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Metal & Metal Products - 0.11%
Alcan, Inc.
5.00% due 06/01/2015	$6,000	$5,720
Blaze Recycling & Metals LLC
10.875% due 07/15/2012 (g)	115,000	109,250
CII Carbon LLC
11.125% due 11/15/2015 (g)	405,000	400,950
Vedanta Resources PLC
6.625% due 02/22/2010 (g)	170,000	170,000
		685,920

Mining - 0.08%
Corporacion Nacional del Cobre
5.50% due 10/15/2013 (g)	209,000	212,543
Drummond Company, Inc.
7.375% due 02/15/2016 (g)	205,000	188,600
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	80,000	86,000
		487,143

Oil Comp-Integrated - 0.05%
Petro-Canada
6.05% due 05/15/2018	320,000	314,440

Oil Field Mach&Equip - 0.14%
BJ Services Company
6.00% due 06/01/2018	880,000	878,636

Paper - 0.11%
Plum Creek Timberlands LP
5.875% due 11/15/2015	320,000	280,134
Verso Paper, Inc., Series B
9.125% due 08/01/2014	380,000	390,450
		670,584

Paper&Related Products - 0.06%
International Paper Company
7.95% due 06/15/2018	395,000	396,368

Petroleum Services - 0.45%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017	210,000	196,875
Anadarko Petroleum Corp.
6.45% due 09/15/2036	1,000,000	996,006
Enterprise Products Operating LP
7.034% due 01/15/2068 (b)	405,000	353,320
8.375% due 08/01/2066 (b)	700,000	703,061
McMoRan Exploration Company
11.875% due 11/15/2014	245,000	259,700
Valero Logistics Operations LP
6.05% due 03/15/2013	248,000	241,468
		2,750,430

Pharmaceuticals - 0.54%
Allergan, Inc.
5.75% due 04/01/2016	400,000	401,254
AstraZeneca PLC
5.90% due 09/15/2017	485,000	496,182
Hospira, Inc.
5.90% due 06/15/2014	8,000	7,968
Schering Plough Corp.
5.55% due 12/01/2013	218,000	219,504
6.00% due 09/15/2017	1,200,000	1,187,530

The accompanying notes are an integral part of the financial statements.
9

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Pharmaceuticals (continued)
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016	$170,000	$167,007
6.15% due 02/01/2036	170,000	161,408
Wyeth
5.50% due 03/15/2013	670,000	684,033
		3,324,886

Pipelines - 0.40%
Enbridge Energy Partners LP
6.50% due 04/15/2018 (g)	600,000	600,068
7.50% due 04/15/2038 (g)	600,000	623,637
Plains All American Pipeline LP
6.50% due 05/01/2018 (g)	265,000	264,014
Texas Gas Transmission LLC
5.50% due 04/01/2013 (g)	1,000,000	978,398
		2,466,117

Publishing - 0.06%
Idearc, Inc.
8.00% due 11/15/2016	505,000	361,075

Railroads & Equipment - 0.12%
Union Pacific Corp.
5.70% due 08/15/2018	785,000	752,736

Real Estate - 2.54%
AvalonBay Communities, Inc., REIT
5.50% due 01/15/2012	605,000	596,294
Boston Properties, Ltd., REIT
6.25% due 01/15/2013	215,000	219,247
Camden Property Trust, REIT
5.00% due 06/15/2015	216,000	187,221
Colonial Properties Trust, REIT
6.25% due 06/15/2014	211,000	191,435
Colonial Realty LP
5.50% due 10/01/2015	231,000	199,106
Developers Diversified Realty Corp., REIT
4.625% due 08/01/2010	22,000	21,255
Duke Realty LP
5.95% due 02/15/2017	1,505,000	1,407,536
6.25% due 05/15/2013	1,000,000	988,570
ERP Operating LP
5.75% due 06/15/2017	1,130,000	1,067,012
HCP, Inc., Series MTN
6.70% due 01/30/2018	600,000	551,273
Health Care Property Investors, Inc., MTN, REIT
4.875% due 09/15/2010	229,000	224,361
5.625% due 02/28/2013	520,000	489,951
Health Care Property Investors, Inc., REIT
6.30% due 09/15/2016	750,000	685,963
Health Care, Inc., REIT
6.00% due 11/15/2013	215,000	202,673
6.20% due 06/01/2016	680,000	599,572
Healthcare Realty Trust, Inc., REIT
8.125% due 05/01/2011	360,000	371,243
Hospitality Properties Trust, REIT
6.75% due 02/15/2013	612,000	587,428
HRPT Properties Trust
6.65% due 01/15/2018	200,000	187,873
Kimco Realty Corp., REIT
5.70% due 05/01/2017	775,000	711,482

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Real Estate (continued)
Nationwide Health Properties, Inc., REIT
6.50% due 07/15/2011		$285,000	$288,310
ProLogis, REIT
5.625% due 11/15/2016		425,000	393,919
6.625% due 05/15/2018		480,000	475,731
Realty Income Corp.
5.95% due 09/15/2016		560,000	502,947
Rouse Company LP, REIT
3.625% due 03/15/2009		645,000	615,654
5.375% due 11/26/2013		209,000	173,980
6.75% due 05/01/2013 (g)		420,000	376,115
Shimao Property Holdings, Ltd.
8.00% due 12/01/2016 (g)		145,000	114,550
Simon Property Group LP, REIT
5.625% due 08/15/2014		530,000	513,298
5.75% due 12/01/2015		530,000	515,523
5.875% due 03/01/2017		595,000	575,807
USB Realty Corp.
6.091% due 12/22/2049 (b)(g)		500,000	390,000
Vornado Realty LP
5.60% due 02/15/2011		800,000	766,134
Westfield Group
5.40% due 10/01/2012 (g)		475,000	465,777
			15,657,240

Retail - 0.39%
CVS Caremark Corp.
3.3756% due 06/01/2010 (b)		900,000	880,130
5.75% due 06/01/2017		400,000	395,857
6.125% due 08/15/2016		515,000	523,060
6.302% due 06/01/2037 (b)		710,000	617,700
			2,416,747

Semiconductors - 0.06%
Freescale Semiconductor, Inc.
10.125% due 12/15/2016		405,000	341,212

Software - 0.12%
Fiserv, Inc.
6.80% due 11/20/2017		330,000	333,422
Oracle Corp.
5.75% due 04/15/2018		375,000	372,735
			706,157

Steel - 0.06%
WCI Steel Acquisition, Inc.
8.00% due 05/01/2016		450,000	365,625

Steel-Producers - 0.04%
Nucor Corp.
5.85% due 06/01/2018		255,000	255,381

Telecommunications Equipment &
Services - 0.87%
Citizens Communications Company
6.25% due 01/15/2013		290,000	272,600
9.00% due 08/15/2031		900,000	832,500
Deutsche Telekom International Finance BV
zero coupon, Step up to 8.75% on
06/15/2008 due 06/15/2030		227,000	270,359
5.75% due 03/23/2016		1,000,000	984,685
6.625% due 07/11/2011	EUR	1,000	1,609

The accompanying notes are an integral part of the financial statements.
10

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Telecommunications Equipment &
Services (continued)
Deutsche Telekom International Finance BV
(continued)
8.00% due 06/15/2010	$222,000	$235,985
Digicel Group, Ltd.
8.875% due 01/15/2015 (g)	400,000	367,000
Embarq Corp.
7.995% due 06/01/2036	820,000	793,209
France Telecom SA
7.75% due 03/01/2011	20,000	21,416
8.50% due 03/01/2031	220,000	275,015
SBC Communications, Inc.
4.125% due 09/15/2009	207,000	207,284
5.10% due 09/15/2014	16,000	15,874
5.625% due 06/15/2016	12,000	11,998
Singapore Telecommunications, Ltd.
6.375% due 12/01/2011 (g)	9,000	9,421
VIP Finance Ireland, Ltd. for OJSC Vimpel
Communications
8.375% due 04/30/2013 (g)	640,000	652,010
West Corp.
11.00% due 10/15/2016	425,000	376,125
		5,327,090

Telephone - 1.59%
AT&T, Inc.
6.30% due 01/15/2038	500,000	480,111
6.40% due 05/15/2038	390,000	379,012
BellSouth Corp.
4.20% due 09/15/2009	212,000	212,487
6.00% due 11/15/2034	820,000	759,090
British Telecommunications PLC
5.95% due 01/15/2018	405,000	396,371
Cincinnati Bell, Inc.
8.375% due 01/15/2014	405,000	402,975
Qwest Corp.
7.875% due 09/01/2011	315,000	320,512
Sprint Capital Corp.
6.125% due 11/15/2008	616,000	626,635
6.375% due 05/01/2009	212,000	210,940
6.875% due 11/15/2028	1,200,000	960,000
8.375% due 03/15/2012	207,000	201,308
8.75% due 03/15/2032	2,685,000	2,423,213
Telecom Italia Capital SA
4.00% due 01/15/2010	670,000	660,112
4.00% due 11/15/2008	169,000	168,430
7.20% due 07/18/2036	650,000	623,755
7.721% due 06/04/2038	600,000	603,784
Verizon Communications, Inc.
6.90% due 04/15/2038	310,000	322,154
Verizon New York, Inc., Series A
6.875% due 04/01/2012	15,000	15,752
		9,766,641

Tobacco - 0.20%
Alliance One International, Inc.
8.50% due 05/15/2012	170,000	161,500
11.00% due 05/15/2012	145,000	149,350
Philip Morris International, Inc.
5.65% due 05/16/2018	620,000	606,614

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Tobacco (continued)
Reynolds American, Inc.
7.25% due 06/01/2013	$320,000	$332,196
		1,249,660

Transportation - 0.15%
CMA CGM SA
7.25% due 02/01/2013 (g)	455,000	427,700
Navios Maritime Holdings, Inc.
9.50% due 12/15/2014	385,000	396,550
Overseas Shipholding Group, Inc.
8.75% due 12/01/2013	75,000	78,469
		902,719

Utility Service - 0.27%
Public Service Company of New Mexico
4.40% due 09/15/2008	13,000	12,937
7.95% due 05/15/2018	1,000,000	1,020,771
Veolia Environnement
6.00% due 06/01/2018	600,000	596,608
		1,630,316
TOTAL CORPORATE BONDS (Cost $243,832,378)		$233,235,913

MUNICIPAL BONDS - 0.24%

District of Columbia - 0.19%
George Washington University D C
5.095% due 09/15/2032	1,175,000	1,153,345

Louisiana - 0.05%
St. John Baptist Parish of Louisiana
5.125% due 06/01/2037	370,000	347,456
TOTAL MUNICIPAL BONDS (Cost $1,497,989)		$1,500,801

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.52%
American Home Mortgage Assets, Series 2006-6,
Class A1A
2.5825% due 11/25/2036 (b)	512,164	400,963
American Home Mortgage Assets, Series 2006-6,
Class XP
3.4005% IO due 12/25/2046	8,987,911	407,265
American Home Mortgage Assets, Series 2007-5,
Class XP
3.9814% IO due 06/25/2047	7,234,125	378,287
American Home Mortgage Investment Trust, Series
2007-1, Class GIOP
2.2205% IO due 05/25/2047	6,363,661	311,925
American Home Mortgage Investment Trust,
Series 2004-4, Class 5A
4.44% due 02/25/2045	779,786	698,392
American Tower Trust, Series 2007-1A, Class D
5.957% due 04/15/2037 (g)	535,000	475,481
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class A3
4.128% due 07/10/2042	32,284	32,122
Banc of America Commercial Mortgage, Inc.,
Series 2005-2, Class AJ
4.953% due 07/10/2043 (b)	50,846	46,542

The accompanying notes are an integral part of the financial statements.
11

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.180% due 09/10/2047 (b)	$470,000	$460,715
Banc of America Commercial Mortgage, Inc.,
Series 2006-1, Class AM
5.421% due 09/10/2045 (b)	1,600,000	1,483,477
Banc of America Commercial Mortgage, Inc.,
Series 2006-2, Class A3
5.7118% due 05/10/2045 (b)	970,000	973,199
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4
5.889% due 07/10/2044	775,000	782,550
Banc of America Commercial Mortgage, Inc.,
Series 2006-4, Class A3A
5.60% due 08/10/2013	750,000	746,362
Banc of America Funding Corp., Series 2006-B,
Class 6A1
5.8764% due 03/20/2036 (b)	514,984	478,317
Banc of America Funding Corp., Series 2006-D,
Class 6B1
5.9452% due 05/20/2036 (b)	324,173	114,820
Banc of America Funding Corp., Series 2007-E,
Class 4A1
5.8805% due 09/20/2037 (b)	396,901	323,868
Banc of America Large Loan,
Series 2005-MIB1, Class B
2.7744% due 03/15/2022 (b)(g)	895,000	851,266
Banc of America Large Loan, Series 2006-BIX1,
Class C
2.6944% due 10/15/2019 (b)(g)	1,000,000	937,696
Bank of America Commercial Mortgage, Inc.,
Series 2001-3, Class A1
4.89% due 04/11/2037	4,885	4,898
Bear Stearns Alt-A Trust, Series 2005-3, Class B2
5.5829% due 04/25/2035 (b)	179,971	166,580
Bear Stearns Asset Backed Securities, Inc.,
Series 2003-AC4, Class A
5.00% due 09/25/2033	10,029	8,744
Bear Stearns Commercial Mortgage Securities, Inc.
1.00% due 06/11/2041 (g)	665,000	510,451
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2003-T10, Class A2
4.74% due 03/13/2040	790,000	773,599
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR5, Class X1
0.1275% IO due 07/11/2042 (b)	454,143	7,620
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-T16, Class X1
0.1667% IO due 02/13/2046 (b)(g)	555,774	8,719
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-PWR8, Class AJ
4.75% due 06/11/2041	47,292	42,689
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-BBA7, Class G
2.9544% due 03/15/2019 (b)(g)	700,000	626,165
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-PW14, Class D
5.412% due 12/11/2038 (g)	400,000	270,566
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-T24, Class AY
0.6025% IO due 10/12/2041	30,889,963	538,171

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83% due 08/15/2038	$715,000	$712,286
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
2.6025% due 12/25/2036 (b)	2,214,149	1,723,111
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class C
7.928% due 07/15/2032	29,619	31,401
Chaseflex Trust, Series 2005-2, Class 4A1
5.00% due 06/25/2035	287,601	278,794
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.7246% due 03/15/2049 (b)	700,000	703,127
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-10, Class 1A5A
5.8329% due 12/25/2035 (b)	376,833	315,413
Citigroup Mortgage Loan Trust, Inc., Series 2005-5,
Class 2A3
5.00% due 08/25/2035	238,808	230,301
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2005-CD1, Class C
5.2253% due 07/15/2044 (b)	190,000	168,253
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.399% due 07/15/2044 (b)	360,000	353,949
Citigroup/Deutsche Bank Commercial Mortgage,
Series 2006-CD2, Class AM
5.4092% due 01/15/2046 (b)	1,000,000	928,262
Commercial Mortgage Pass Through Certificates,
Series 2003-LB1A, Class A2
4.084% due 06/10/2038	49,859	47,282
Commercial Mortgage Pass Through Certificates,
Series 2005-C6, Class B
5.2176% due 06/10/2044 (b)	49,365	43,914
Commercial Mortgage Pass Through Certificates,
Series 2005-FL11, Class AJ
2.7144% due 11/15/2017 (b)(g)	564,312	533,920
Commercial Mortgage Pass-Through Certificates,
Series 2006-C7, Class A3
5.7062% due 06/10/2046 (b)	585,000	588,081
Countrywide Alternative Loan Trust, Series
2006-OA3, Class X
2.2278% IO due 05/25/2036 (b)	2,915,439	120,262
Countrywide Alternative Loan Trust,
Series 2005-59, Class 2X
3.48% IO due 11/20/2035 (b)	7,749,104	276,062
Countrywide Alternative Loan Trust,
Series 2006-11CB, Class 3A1
6.50% due 05/25/2036	598,028	497,111
Countrywide Alternative Loan Trust,
Series 2006-OA10, Class XPP
1.9156% IO due 08/25/2046 (b)	3,786,215	140,800
Countrywide Alternative Loan Trust,
Series 2006-OA8, Class X
1.9287% IO due 07/25/2046 (b)	7,076,248	246,372
Countrywide Alternative Loan Trust,
Series 2007-OA8, Class X
2.00% IO due 08/25/2047 (b)	4,418,279	170,764

The accompanying notes are an integral part of the financial statements.
12

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB2, Class 4A
4.5255% due 07/20/2034 (b)	$1,265,330	$1,271,428
Credit Suisse Mortgage Capital Certificates,
Series 2006-TFLA, Class B
2.7444% due 04/15/2021 (b)(g)	870,000	822,245
Crown Castle Towers LLC, Series 2006-1A, Class F
6.649% due 11/15/2036 (g)	1,760,000	1,546,513
Crown Castle Towers LLC, Series 2006-1A, Class G
6.7954% due 11/15/2036 (g)	1,225,000	1,043,291
Crown Castle Towers LLC, Series 2005-1A, Class D
5.612% due 06/15/2035 (g)	671,000	639,953
Crown Castle Towers LLC, Series 2006-1A, Class E
6.0652% due 11/15/2036 (g)	515,000	469,445
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	34,026	34,427
CS First Boston Mortgage Securities Corp.,
Series 2001-CP4, Class A4
6.18% due 12/15/2035	32,087	33,078
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	19,746	20,374
CS First Boston Mortgage Securities Corp.,
Series 2003-CPN1, Class A2
4.597% due 03/15/2035	1,175,000	1,135,581
CS First Boston Mortgage Securities Corp.,
Series 2004-C4, Class A4
4.283% due 10/15/2039	10,860	10,613
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AX
0.171% IO due 02/15/2038 (b)(g)	1,161,103	11,372
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class B
5.016% due 04/15/2037	58,053	51,077
DSLA Mortgage Loan Trust, Series 2005-AR5,
Class X2
0.1507% IO due 08/19/2045	7,592,319	244,378
Federal Home Loan Mortgage Corp.,
Series 2005-3019, Class MD
4.75% due 01/15/2031	499,858	498,798
Federal Home Loan Mortgage Corp., Series 24989,
Class PE
6.00% due 08/15/2032	372,936	378,184
Federal Home Loan Mortgage Corp.,
Series T-41, Class 3A
7.50% due 07/25/2032	3,681	3,796
Federal National Mortgage Association,
Series 2002-W3, Class A5
7.50% due 01/25/2028	7,098	7,561
Federal National Mortgage Association,
Series 2003-18, Class EX
4.00% due 06/25/2017	1,399,276	1,378,575
Federal National Mortgage Association,
Series 2006-64, Class PC
5.50% due 10/25/2034	690,000	674,733
Federal National Mortgage Association,
Series 2006-67, Class PD
5.50% due 12/25/2034	720,000	702,618

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
First Horizon Alternative Mortgage Securities,
Series 2004-AA2, Class 2A1
5.0362% due 08/25/2034 (b)	$1,556,473	$1,445,296
First Horizon Alternative Mortgage Securities,
Series 2004-AA5, Class B1
5.2148% due 12/25/2034 (b)	130,681	114,924
First Horizon Alternative Mortgage Securities,
Series 2006-AA2, Class B1
6.1595% due 05/25/2036 (b)	199,325	35,275
First Union National Bank Commercial Mortgage
Trust, Series 2001-C2, Class A1
6.204% due 01/12/2043	674	674
First Union National Bank Commercial Mortgage
Trust, Series 2002-C1, Class A1
5.585% due 02/12/2034	7,745	7,819
GE Capital Commercial Mortgage Corp.,
Series 2001-3, Class A2
6.07% due 06/10/2038	22,214	22,850
GE Capital Commercial Mortgage Corp.,
Series 2002-2A, Class A3
5.349% due 08/11/2036	14,809	14,961
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class XC
0.1221% IO due 06/10/2048 (b)(g)	1,688,070	18,746
GE Capital Commercial Mortgage Corp.,
Series 2005-C2, Class C
5.133% due 05/10/2043 (b)	43,737	38,662
Global Signal Trust, Series 2004-2A, Class D
5.093% due 12/15/2014 (g)	295,000	284,018
Global Signal Trust, Series 2006-1, Class E
6.495% due 02/15/2036 (g)	367,000	354,141
Global Tower Partners Acquisition Partners LLC,
Series 2007-1A, Class F
7.0496% due 05/15/2037 (g)	135,000	126,515
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class B
5.4253% due 05/10/2040 (b)	1,370,000	1,372,838
GMAC Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 2A1
5.6439% due 04/19/2036 (b)	286,856	264,783
Greenpoint Mortgage Funding Trust, Series
2005-AR1, Class A3
2.6725% due 06/25/2045 (b)	146,503	103,396
Greenpoint Mortgage Funding Trust, Series
2005-AR4, Class 4A2
2.7525% due 10/25/2045 (b)	658,978	378,610
Greenpoint Mortgage Funding Trust, Series
2006-AR1, Class A2A
2.7625% due 02/25/2036 (b)	1,067,165	708,366
Greenwich Capital Commercial Funding Corp,
Series 2007-GG9, Class C
5.554% due 02/10/2017	315,000	231,445
Greenwich Capital Commercial Funding Corp,
Series 2007-GG9, Class F
5.633% due 02/10/2017	170,000	114,617
Greenwich Capital Commercial Funding Corp.,
Series 2002-C1, Class A2
4.112% due 01/11/2017	19,876	19,578
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class A2
5.117% due 04/10/2037	705,000	709,033

The accompanying notes are an integral part of the financial statements.
13

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GS Mortgage Securities Corp. II, Series 2004-GG2,
Class E
5.5752% due 08/10/2038 (b)	$800,000	$704,210
GS Mortgage Securities Corp. II, Series 2005-GG4,
Class XC
0.1978% IO due 07/10/2039 (b)(g)	2,067,818	33,283
GS Mortgage Securities Corp. II, Series 2006-GG6,
Class AM
5.622% due 04/10/2038 (b)	1,350,000	1,270,822
GSR Mortgage Loan Trust, Series 2004-14,
Class 3A2
6.7046% due 12/25/2034 (b)	439,677	440,346
GSR Mortgage Loan Trust, Series 2004-9, Class B1
5.1534% due 08/25/2034 (b)	313,642	224,900
GSR Mortgage Loan Trust, Series 2006-AR1,
Class 3A1
5.377% due 01/25/2036 (b)	765,280	712,819
Harborview Mortgage Loan Trust, Series 2005-16,
Class 2A1B
2.8275% due 01/19/2036 (b)	347,865	237,350
Harborview Mortgage Loan Trust,
Series 2005-8, Class 1X
3.5394% IO due 09/19/2035 (b)	5,260,502	133,978
Harborview Mortgage Loan Trust,
Series 2006-SB1, Class A1A
4.644% due 12/19/2036 (b)	715,444	516,884
Harborview Mortgage Loan Trust,
Series 2007-3, Class ES
0.3509% IO due 05/19/2047	15,969,832	124,844
Harborview Mortgage Loan Trust,
Series 2007-4, Class ES
0.3508% IO due 07/19/2047	16,023,499	120,176
Harborview Mortgage Loan Trust,
Series 2007-6, Class ES
0.3436% IO due 08/19/2037 (g)	11,140,443	80,072
IndyMac Index Mortgage Loan Trust,
Series 2004-AR13, Class B1
5.2962% due 01/25/2035	190,600	174,211
Indymac Index Mortgage Loan Trust,
Series 2005-AR18, Class 1X
zero coupon IO due 10/25/2036	12,294,478	284,002
Indymac Index Mortgage Loan Trust,
Series 2005-AR18, Class 2X
2.8832% IO due 10/25/2036 (b)	15,802,708	276,547
IndyMac Index Mortgage Loan Trust,
Series 2005-AR5, Class B1
5.595% due 05/25/2035 (b)	304,702	286,676
IndyMac Index Mortgage Loan Trust,
Series 2006-AR19, Class 1B1
6.3872% due 08/25/2036 (b)	298,450	28,645
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2005-LDP5, Class G
5.3343% due 12/15/2044 (b)	600,000	486,272
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2007-LD11, Class AM
5.8189% due 06/15/2049 (b)	1,660,000	1,540,473
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP5, Class A4
5.1793% due 12/15/2044 (b)	2,025,000	1,989,039

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2002-C1, Class A3
5.376% due 07/12/2037	$51,734	$52,682
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2004-CBX, Class A2
3.89% due 01/12/2037	8,973	8,932
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A4
5.8752% due 04/15/2045 (b)	490,000	495,741
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP8, Class A3B
5.447% due 05/15/2045 (b)	845,000	813,301
JP Morgan Commercial Mortgage Finance Corp.,
Series 1997-C5, Class D
7.351% due 09/15/2029	195,910	199,967
JP Morgan Mortgage Trust, Series 2006-A7, Class
2A5
5.8118% due 01/25/2037 (b)	757,862	700,892
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP3, Class A4B
4.996% due 08/15/2042 (b)	485,000	466,817
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP4, Class B
5.129% due 10/15/2042 (b)	145,000	127,242
JPMorgan Mortgage Trust, Series 2005-S2,
Class 2A16
6.50% due 09/25/2035	205,879	196,863
JPMorgan Mortgage Trust, Series 2005-S3,
Class 2A2
5.50% due 01/25/2021	436,172	425,404
LB-UBS Commercial Mortgage Trust, Series
2005-C2, Class E
5.4561% due 04/15/2030 (b)	740,000	636,587
LB-UBS Commercial Mortgage Trust,
Series 2002-C1,Class A4
6.462% due 03/15/2031	29,619	31,074
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class XCL
0.2345% IO due 02/15/2040 (b)(g)	732,610	12,886
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class G
5.111% due 07/15/2040 (b)(g)	25,472	20,541
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class A2
4.885% due 09/15/2030	58,053	58,154
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.8829% due 06/15/2038 (b)	575,000	583,307
Lehman XS Trust, Series 2007-10H, Class 2A2
7.50% due 07/25/2037	2,214,709	1,877,837
Mastr Adjustable Rate Mortgages Trust,
Series 2004-13, Class 2A1
3.8176% due 04/21/2034 (b)	1,563,367	1,560,460
Mastr Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
4.6058% due 08/25/2034 (b)	764,759	697,479
Mastr Adjustable Rate Mortgages Trust,
Series 2005-2, Class 2A1
6.7814% due 03/25/2035 (b)	1,375,920	1,300,327

The accompanying notes are an integral part of the financial statements.
14

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Mastr Adjustable Rate Mortgages Trust,
Series 2006-2, Class 4A1
4.9783% due 02/25/2036 (b)	$633,868	$589,682
Merrill Lynch Mortgage Trust
zero coupon due 02/14/2051 (g)	14,268,572	415,000
Merrill Lynch Mortgage Trust, Series 2008-C1,
Class A4
5.69% due 02/12/2051	1,080,000	1,085,917
Merrill Lynch Mortgage Trust,
Series 2004-KEY2, Class A4
4.864% due 08/12/2039 (b)	31,988	31,049
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class XC
0.0624% IO due 08/12/2020 (g)	5,499,835	28,741
Merrill Lynch Mortgage Trust, Series 2005-CKI1,
Class A6
5.2434% due 11/12/2037 (b)	435,000	428,125
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class AM
5.658% due 05/12/2039 (b)	1,000,000	947,495
Merrill Lynch Mortgage Trust, Series 2006-C2,
Class X
0.3633% IO due 08/12/2026	13,901,301	304,794
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-2, Class A4
5.9094% due 06/12/2046 (b)	785,000	796,550
MLCC Mortgage Investors, Inc., Series 2007-3,
Class M1
5.9607% due 09/25/2037 (b)	289,976	233,533
MLCC Mortgage Investors, Inc., Series 2007-3,
Class M2
5.9607% due 09/25/2037 (b)	109,991	83,587
MLCC Mortgage Investors, Inc., Series 2007-3,
Class M3
5.9607% due 09/25/2037 (b)	69,994	46,818
Morgan Stanley Capital I, Series 2006-IQ12, Class E
5.538% due 12/15/2043 (b)	390,000	289,916
Morgan Stanley Capital I, Series 2004-T13, Class A2
3.94% due 09/13/2045	18,941	18,718
Morgan Stanley Capital I, Series 2005-HQ7,
Class A2
5.2081% due 11/14/2042 (b)	415,000	411,881
Morgan Stanley Capital I, Series 2005-HQ7,
Class A4
5.2081% due 11/14/2042 (b)	415,000	412,392
Morgan Stanley Capital I, Series 2005-IQ10,
Class A4A
5.23% due 09/15/2042 (b)	555,000	543,955
Morgan Stanley Capital I, Series 2005-IQ9, Class X1
0.1959% IO due 07/15/2056 (b)(g)	674,885	16,458
Morgan Stanley Capital I, Series 2005-T17, Class X1
0.1428% IO due 12/13/2041 (b)(g)	1,457,969	18,289
Morgan Stanley Capital I,
Series 2007-SRR3, Class A
2.7787% due 12/20/2049 (b)(g)	1,000,000	600,000
Morgan Stanley Capital I,
Series 2007-SRR3, Class B
2.8788% due 12/20/2049 (b)(g)	1,000,000	280,000

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1
4.8309% due 05/25/2035 (b)	$313,461	$228,826
Residential Accredit Loans, Inc.,
Series 2005-QA12, Class NB5
5.9512% due 12/25/2035 (b)	481,087	413,018
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 2A1
6.50% due 07/25/2036	576,178	520,380
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	12,045	12,402
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A3
6.428% due 12/18/2035	23,859	24,650
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (g)	680,000	649,214
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036 (g)	135,000	122,813
SBA CMBS Trust, Series 2005-1A, Class C
5.731% due 11/15/2035 (g)	397,000	428,633
SBA CMBS Trust, Series 2005-1A, Class D
6.219% due 11/15/2035 (g)	100,000	93,875
SBA CMBS Trust, Series 2005-1A, Class E
6.706% due 11/15/2035 (g)	110,000	103,799
Sequoia Mortgage Trust, Series 2005-3, Class A1
2.6788% due 05/20/2035 (b)	5,901	5,231
Suntrust Adjustable Rate Mortgage Loan Trust,
Series 2007-2, Class 4A1
5.7398% due 04/25/2037 (b)	1,602,706	1,544,280
Timberstar Trust, Series 2006-1A, Class A
5.668% due 10/15/2036 (g)	900,000	879,680
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class E
5.3555% due 12/15/2044 (b)	915,000	775,325
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class XC
0.0857% IO due 03/15/2042 (b)(g)	954,558	6,974
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C19, Class AJ
4.793% due 05/15/2044	37,517	33,856
WAMU Commercial Mortgage Securities Trust,
Series 2007-SL3, Class A
5.9405% due 03/23/2045 (g)	566,011	568,111
WAMU Commercial Mortgage Securities Trust,
Series 2006-SL1, Class A
5.302% due 11/23/2043 (g)	874,515	823,137
WAMU Mortgage Pass Through Certificates, Series
2005-AR19, Class A1B3
2.7425% due 12/25/2045 (b)	241,024	184,251
WAMU Mortgage Pass Through Certificates, Series
2006-AR4, Class 1A1B
4.734% due 05/25/2046 (b)	604,691	389,237
WAMU Mortgage Pass Through Certificates,
Series 2005-AR13, Class B1
2.9925% due 10/25/2045 (b)	863,038	443,908
WAMU Mortgage Pass Through Certificates,
Series 2005-AR6, Class B1
2.9925% due 04/25/2045 (b)	972,312	522,410

The accompanying notes are an integral part of the financial statements.
15

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
WAMU Mortgage Pass Through Certificates,
Series 2007-OA5, Class 1XPP
1.0815% IO due 06/25/2017	$30,382,284	$351,295
WAMU Mortgage Pass Through Certificates,
Series 2007-OA6, Class 1XPP
1.0617% IO due 07/25/2047	16,937,354	211,717
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2005-AR19,
Class B1
3.0925% due 12/25/2045 (b)	516,560	206,624
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2007-1, Class
B1
6.1999% due 02/25/2037 (b)	355,654	82,660
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2005-6,
Class 1CB
6.50% due 08/25/2035	229,753	235,066
Washington Mutual Mortgage Pass Through
Certificates, Series 2007-OA4, Class XPPP
1.0575% IO due 04/25/2047	13,425,991	192,999
Washington Mutual Mortgage Pass-Through,
Series 2005-1, Class 6A1
6.50% due 03/25/2035	15,268	13,913
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR15, Class A3
5.6542% due 10/25/2036 (b)	824,509	731,184
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-7, Class 2A2
5.00% due 07/25/2019	420,517	409,741
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $82,949,957)		$77,039,652

ASSET BACKED SECURITIES - 5.11%
American Express Issuance Trust, Series 2008-1,
Class A
3.4644% due 12/15/2010 (b)	2,235,000	2,236,884
BA Credit Card Trust, Series 2008-A3, Class A3
3.2644% due 08/15/2011 (b)	1,588,000	1,592,104
CNH Equipment Trust, Series 2008-B, Class A2B
3.43% due 04/15/2011 (b)	1,600,000	1,600,000
Lehman XS Trust, Series 2005-5N, Class 3A2
2.7525% due 11/25/2035 (b)	709,106	459,202
Lehman XS Trust, Series 2006-2N, Class 1A2
2.7325% due 02/25/2046 (b)	1,541,975	962,719
Alesco Preferred Funding, Ltd., Series 12A, Class B
3.3131% due 07/15/2037 (b)(g)	430,000	322,500
Alesco Preferred Funding, Ltd., Series 14A, Class B
3.2487% due 09/23/2037 (b)(g)	930,000	651,000
Alesco Preferred Funding, Ltd.,
Series 15A, Class B1
3.2787% due 12/23/2037 (b)(g)	220,000	165,000
Amresco Residential Securities Mortgage Loan
Trust, Series 1998-1, Class A6
6.51% due 08/25/2027	878	861
Ansonia CDO, Ltd.
5.812% due 07/28/2046 (g)	1,150,000	368,000
Anthracite, Ltd., Series 2002-2A, Class B
5.488% due 12/24/2037 (b)(g)	600,000	480,000

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Anthracite, Ltd., Series 2002-CIBA, Class A
2.8425% due 05/24/2017 (b)(g)	$941,255	$847,129
Arbor Realty Mortgage Securities, Series
2006-1A, Class C
3.5069% due 12/26/2041 (b)(g)	370,000	225,767
Arbor Realty Mortgage Securities, Series
2006-1A, Class F
3.9569% due 12/26/2041 (b)(g)	615,000	266,486
Argent Securities, Inc., Series 2004-W1, Class M3
3.8425% due 03/25/2034 (b)	11,139	6,654
Capital Trust Re CDO, Ltd., Series 2005-1A, Class B
2.9488% due 03/20/2050 (b)(g)	400,000	240,000
Cedarwoods Credit CDO, Ltd.,
Series 2007-2A, Class B
2.7725% due 02/25/2052 (b)(g)	1,000,000	581,500
Chase Credit Card Master Trust, Series 2003-6,
Class A
2.6244% due 02/15/2011 (b)	1,200,000	1,198,940
Chase Issuance Trust, Series 2008-A1, Class A1
2.9644% due 01/15/2012 (b)	800,000	797,623
Credit-Based Asset Servicing and Securitization,
Series 2005-CB8, Class AF2
5.303% due 12/25/2035	766,080	744,593
Credit-Based Asset Servicing and Securitization,
Series 2006-CB2, Class AF2
5.501% due 12/25/2036 (b)	1,239,196	1,204,630
Credit-Based Asset Servicing and Securitization,
Series 2006-MH1, Class B1
6.25% due 09/25/2036 (g)	460,000	367,290
Crest, Ltd., Series 2000-1A, Class C
7.75% due 08/31/2036 (g)	860,000	863,959
Crest, Ltd., Series 2002-IGA, Class A
3.3569% due 07/28/2017 (b)(g)	1,567,113	1,498,395
Crest, Ltd., Series 2003-1A, Class B1
3.5956% due 05/28/2038 (b)(g)	600,000	500,082
DB Master Finance LLC, Series 2006-1, Class-A2
5.779% due 06/20/2031 (g)	3,045,000	2,737,668
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031 (g)	125,000	108,914
Dillon Read CMBS CDO, Ltd.,Series 2006-1A,
Class A3
3.7144% due 12/05/2046 (g)	975,000	312,000
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/27/2037 (g)	535,000	414,625
Equity One ABS, Inc., Series 2004-2, Class AV2
2.6425% due 07/25/2034 (b)	647	538
GSAA Home Equity Trust, Series 2006-10,
Class AF3
5.9846% due 06/25/2036 (b)	1,000,000	902,247
Highland Park CDO, Ltd., Series 2006-1A, Class A2
3.0381% due 11/25/2051 (b)(g)	1,230,000	881,787
JER CDO, Series 2006-2A, Class AFL
2.7225% due 03/25/2045 (b)(g)	700,000	315,000
LNR CDO, Ltd., Series 2006-1A, Class BFL
2.9325% due 05/28/2043 (b)(g)	700,000	70,000
Newcastle CDO, Ltd., Series 2005-7A, Class 2FL
2.8925% due 12/24/2050 (g)	570,000	365,883

The accompanying notes are an integral part of the financial statements.
16

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
North Street Referenced Linked Notes, Series
2000-1A, Class C
6.7337% due 04/28/2011 (b)(g)	$500,000	$320,000
N-Star Real Estate CDO, Ltd.
2.7425% due 07/27/2040 (b)(g)	700,000	490,000
N-Star Real Estate CDO, Ltd.,
Series 2006-7A, Class B
2.7725% due 06/22/2051 (b)(g)	900,000	498,870
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class E
3.5775% due 02/01/2041 (b)(g)	475,000	262,851
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class G
3.7775% due 02/01/2041 (b)(g)	475,000	243,566
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29% due 12/25/2036	1,050,000	1,006,597
Ownit Mortgage Loan, Series 2006-2, Class A2B
5.6329% due 01/25/2037	1,000,000	959,590
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class AF3
4.9813% due 09/25/2035 (b)	54,191	53,752
Popular ABS Mortgage Pass-Through Trust,
Series 2005-6, Class A2
5.35% due 01/25/2036 (b)	900,000	899,597
Prima Capital Ltd., Series 2006-CR1A, Class A1
5.42% due 12/25/2048	1,310,441	1,162,197
RAIT Preferred Funding, Ltd., Series 2007-2A,
Class B
5.665% due 06/25/2045 (b)(g)	685,000	360,344
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF3
4.499% due 08/25/2035	147,401	146,139
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934% due 08/25/2035	335,000	309,244
Residential Accredit Loans, Inc.,
Series 2004-QS16, Class 1A1
5.50% due 12/25/2034	17,683	14,903
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.89% due 05/25/2034 (b)	49,000	46,821
Lehman XS Trust, Series 2005-7N, Class 1A1B
2.6925% due 12/25/2035 (b)	517,692	353,930
TOTAL ASSET BACKED SECURITIES
(Cost $38,347,990)		$31,418,381

SUPRANATIONAL OBLIGATIONS - 0.04%

Honduras - 0.00%
Central American Bank for Economic Integration
6.75% due 04/15/2013 (g)	12,000	12,772

Venezuela - 0.04%
Corporacion Andina de Fomento
5.20% due 05/21/2013	214,000	211,212
Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012	20,000	21,062
		232,274

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $249,274)		$245,046

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 0.21%

Financial Services - 0.08%
Merrill Lynch & Company, Inc., Series MER,
8.625% *	20,775	$516,130

Food & Beverages - 0.07%
Ocean Spray Cranberries, Inc., 6.25% *	5,034	445,352

Telephone - 0.06%
Telephone & Data Systems, Inc., 7.60% *	16,000	338,400
TOTAL PREFERRED STOCKS (Cost $1,341,891)		$1,299,882

REPURCHASE AGREEMENTS - 2.08%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.83% to be repurchased at
$12,769,947 on 6/2/2008,
collateralized by $12,570,000
Federal National Mortgage
Association, 4.85% due
12/03/2012 (valued at
$13,025,663, including interest)	$12,768,000	$12,768,000
TOTAL REPURCHASE AGREEMENTS
(Cost $12,768,000)		$12,768,000

SHORT TERM INVESTMENTS - 8.09%
Federal Home Loan Bank
zero coupon due 06/02/2008 to
06/17/2008	$46,196,000	$46,171,061
Federal National Mortgage Association
zero coupon due 06/17/2008	3,597,000	3,594,043
TOTAL SHORT TERM INVESTMENTS
(Cost $49,765,104)		$49,765,104
Total Investments (Active Bond Fund)
(Cost $664,348,803) - 104.32%		$641,918,156
Liabilities in Excess of Other Assets - (4.32)%		(26,564,449)
TOTAL NET ASSETS - 100.00%		$615,353,707

All Cap Core Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 90.04%

Aerospace - 0.83%
Northrop Grumman Corp.	84,900	$6,406,554

Agriculture - 1.91%
Monsanto Company	58,200	7,414,680
The Mosaic Company *	58,000	7,268,560
		14,683,240
Air Travel - 0.25%
Continental Airlines, Inc., Class B *	133,600	1,925,176

Apparel & Textiles - 0.21%
Hanesbrands, Inc. *	50,000	1,650,000

Auto Parts - 1.14%
Autoliv, Inc.	140,400	7,675,668

The accompanying notes are an integral part of the financial statements.
17

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Auto Parts (continued)
TRW Automotive Holdings Corp. *	44,100	$1,100,295
		8,775,963
Banking - 2.48%
Astoria Financial Corp.	110,700	2,641,302
Northern Trust Corp.	142,800	10,852,800
Regions Financial Corp.	118,800	2,117,016
U.S. Bancorp	106,000	3,518,140
		19,129,258
Biotechnology - 0.03%
Alnylam Pharmaceuticals, Inc. *	8,996	259,805

Broadcasting - 0.50%
Liberty Global, Inc., Class A *	106,700	3,825,195

Building Materials & Construction - 0.35%
Armstrong World Industries, Inc. *	44,800	1,455,104
Drew Industries, Inc. *	1,235	27,145
EMCOR Group, Inc. *	9,400	275,890
Lennox International, Inc.	3,400	109,548
Perini Corp. *	22,500	866,025
		2,733,712
Business Services - 1.49%
Brinks Company	107,600	7,798,848
Computer Sciences Corp. *	71,100	3,494,565
Global Sources, Ltd. * (a)	11,000	166,100
MAXIMUS, Inc.	1,134	41,697
		11,501,210
Cable & Television - 2.86%
Comcast Corp., Class A	341,900	7,692,750
DIRECTV Group, Inc. *	369,800	10,391,380
DISH Network Corp. *	80,400	2,822,844
Virgin Media, Inc.	73,900	1,159,491
		22,066,465
Cellular Communications - 0.08%
Telephone & Data Systems, Inc.	12,400	591,108

Chemicals - 0.32%
Cambrex Corp. *	17,067	104,962
Eastman Chemical Company	8,400	643,524
Terra Industries, Inc.	39,832	1,737,870
		2,486,356
Computers & Business Equipment - 6.80%
Apple, Inc. *	69,500	13,118,125
Hewlett-Packard Company	301,200	14,174,472
International Business Machines Corp.	25,900	3,352,237
Lexmark International, Inc. *	191,100	7,043,946
Seagate Technology	340,900	7,302,078
Western Digital Corp. *	197,200	7,400,916
		52,391,774
Construction & Mining Equipment - 0.11%
Joy Global, Inc.	9,800	825,454

Containers & Glass - 0.96%
Owens-Illinois, Inc. *	129,000	7,381,380

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Cosmetics & Toiletries - 1.77%
Colgate-Palmolive Company	141,000	$10,484,760
Procter & Gamble Company	47,400	3,130,770
Sally Beauty Holdings, Inc. *	7,069	53,300
		13,668,830
Crude Petroleum & Natural Gas - 5.62%
Apache Corp.	67,200	9,008,832
Hess Corp.	78,800	9,677,428
Noble Energy, Inc.	56,400	5,496,180
Occidental Petroleum Corp.	122,400	11,252,232
Sunoco, Inc.	141,700	6,301,399
Swift Energy Company *	12,222	704,476
W&T Offshore, Inc.	16,100	897,736
		43,338,283
Domestic Oil - 0.04%
Comstock Resources, Inc. *	700	40,145
Williams Clayton Energy, Inc. *	2,754	259,620
		299,765
Drugs & Health Care - 0.11%
Quidel Corp. *	42,900	732,303
Vivus, Inc. *	16,174	110,630
		842,933
Electrical Equipment - 0.11%
GrafTech International, Ltd. *	32,717	863,729

Electrical Utilities - 1.17%
American Electric Power Company, Inc.	17,600	745,008
Constellation Energy Group, Inc.	47,800	4,121,794
Edison International	77,500	4,125,325
		8,992,127
Electronics - 0.40%
Avnet, Inc. *	57,300	1,691,496
Multi-Fineline Electronix, Inc. *	17,700	354,885
Tyco Electronics, Ltd.	26,600	1,067,192
		3,113,573
Energy - 0.70%
McDermott International, Inc. *	30,300	1,879,509
Sempra Energy	61,100	3,532,191
		5,411,700
Financial Services - 6.32%
Bank of New York Mellon Corp.	252,900	11,261,637
Charles Schwab Corp.	378,200	8,388,476
JP Morgan Chase & Company	3,600	154,800
MasterCard, Inc., Class A	16,700	5,154,455
Nasdaq Stock Market, Inc. *	149,900	5,250,997
NYSE Euronext	55,600	3,553,952
State Street Corp.	136,600	9,837,932
TD Ameritrade Holding Corp. *	34,300	621,173
Wells Fargo & Company	161,100	4,441,527
		48,664,949
Food & Beverages - 2.52%
Coca-Cola Enterprises, Inc.	109,600	2,207,344
Pepsi Bottling Group, Inc.	120,500	3,906,610
PepsiCo, Inc.	147,000	10,040,100

The accompanying notes are an integral part of the financial statements.
18

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Food & Beverages (continued)
Tyson Foods, Inc., Class A	174,200	$3,281,928
		19,435,982
Furniture & Fixtures - 0.27%
Leggett & Platt, Inc.	109,800	2,097,180

Gas & Pipeline Utilities - 1.26%
Williams Companies, Inc.	255,400	9,715,416

Healthcare Products - 5.37%
Baxter International, Inc.	117,700	7,191,470
Cypress Biosciences, Inc. *	74,167	603,719
Herbalife, Ltd. (a)	152,000	5,858,080
Intuitive Surgical, Inc. *	9,000	2,642,310
Johnson & Johnson	13,600	907,664
Kinetic Concepts, Inc. *	144,800	6,288,664
Medtronic, Inc.	167,200	8,472,024
St. Jude Medical, Inc. *	208,000	8,476,000
The Medicines Company *	13,300	243,390
Zimmer Holdings, Inc. *	10,100	735,280
		41,418,601
Healthcare Services - 0.25%
Alliance Imaging, Inc. *	15,956	134,509
Health Net, Inc. *	56,900	1,763,900
		1,898,409
Holdings Companies/Conglomerates - 0.72%
General Electric Company	180,800	5,554,176

Homebuilders - 0.11%
NVR, Inc. *	1,500	848,055

Hotels & Restaurants - 1.90%
Brinker International, Inc.	40,600	890,358
CEC Entertainment, Inc. *	14,359	518,934
McDonald's Corp.	10,400	616,928
Starbucks Corp. *	150,700	2,741,233
Yum! Brands, Inc.	248,100	9,849,570
		14,617,023
Industrial Machinery - 3.50%
AGCO Corp. *	108,900	6,580,827
Caterpillar, Inc.	133,200	11,007,648
Cummins, Inc.	76,100	5,358,962
Flowserve Corp.	29,000	4,017,080
Intevac, Inc. *	615	7,073
		26,971,590
Industrials - 0.83%
Shaw Group, Inc. *	105,000	6,405,000

Insurance - 2.67%
ACE, Ltd.	184,100	11,058,887
Aetna, Inc.	10,900	514,044
Allied World Assurance Holdings, Ltd.	41,700	1,901,520
First American Corp.	8,600	288,702
MetLife, Inc.	44,200	2,653,326
PartnerRe, Ltd.	19,400	1,429,586
Prudential Financial, Inc.	32,600	2,435,220
Reinsurance Group of America, Inc.	5,100	262,242
		20,543,527

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

International Oil - 6.84%
Callon Petroleum Company *	6,400	$165,888
Chevron Corp.	193,600	19,195,440
ConocoPhillips	165,000	15,361,500
Exxon Mobil Corp.	161,200	14,308,112
Murphy Oil Corp.	39,500	3,659,675
		52,690,615
Internet Content - 1.08%
Google, Inc., Class A *	11,900	6,971,020
Yahoo!, Inc. *	50,800	1,359,408
		8,330,428
Internet Retail - 0.28%
eBay, Inc. *	72,900	2,187,729

Internet Software - 0.10%
Symantec Corp. *	34,000	738,820

Leisure Time - 0.00%
Churchill Downs, Inc.	452	19,319

Manufacturing - 2.48%
3M Company	95,600	7,414,736
Honeywell International, Inc.	195,700	11,667,634
Insteel Industries, Inc.	1,200	19,236
		19,101,606
Medical-Hospitals - 0.07%
Centene Corp. *	24,000	506,640

Metal & Metal Products - 0.17%
Southern Copper Corp.	12,100	1,333,783

Mining - 0.90%
Compass Minerals International, Inc.	1,954	142,642
Freeport-McMoRan Copper & Gold, Inc.,
Class B	58,400	6,757,464
		6,900,106
Paper - 0.00%
Buckeye Technologies, Inc. *	258	2,745

Petroleum Services - 0.01%
Trico Marine Services, Inc. *	1,600	61,424

Pharmaceuticals - 5.03%
Cubist Pharmaceuticals, Inc. *	47,100	897,726
Eli Lilly & Company	248,200	11,948,348
Enzon Pharmaceuticals, Inc. *	9,020	79,376
Medicis Pharmaceutical Corp., Class A	30,355	721,842
Merck & Company, Inc.	89,500	3,486,920
Onyx Pharmaceuticals, Inc. *	33,994	1,201,348
Pfizer, Inc.	793,300	15,358,288
Regeneron Pharmaceuticals, Inc. *	18,294	364,051
Sepracor, Inc. *	208,300	4,501,363
United Therapeutics Corp. *	1,700	162,367
		38,721,629
Real Estate - 1.27%
Apartment Investment & Management
Company, Class A, REIT	5,085	201,213
Equity Residential, REIT	30,100	1,272,929
Health Care, Inc., REIT (a)	13,500	652,050
Hospitality Properties Trust, REIT	16,100	499,100

The accompanying notes are an integral part of the financial statements.
19

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
Liberty Property Trust, REIT	15,300	$543,150
ProLogis, REIT	24,300	1,504,899
Public Storage, Inc., REIT	2,600	229,138
Regency Centers Corp., REIT	12,600	837,774
Simon Property Group, Inc., REIT	25,400	2,523,744
Vornado Realty Trust, REIT	15,400	1,505,042
		9,769,039
Retail Grocery - 0.17%
The Kroger Company	47,500	1,312,900

Retail Trade - 4.14%
BJ's Wholesale Club, Inc. *	88,900	3,510,661
Fossil, Inc. *	5,900	187,089
RadioShack Corp.	398,400	5,836,560
Systemax, Inc. * (a)	700	13,566
The Buckle, Inc.	9,400	430,802
The Gap, Inc.	188,400	3,438,300
The TJX Companies, Inc.	265,400	8,508,724
United Rentals, Inc. *	52,300	1,076,857
Wal-Mart Stores, Inc.	153,500	8,863,090
		31,865,649
Sanitary Services - 0.17%
Allied Waste Industries, Inc. *	95,800	1,290,426

Semiconductors - 0.99%
Amkor Technology, Inc. *	31,459	335,353
Emulex Corp. *	15,058	211,113
QLogic Corp. *	63,300	999,507
Texas Instruments, Inc.	187,800	6,099,744
		7,645,717
Software - 2.52%
Microsoft Corp.	678,600	19,217,952
VeriFone Holdings, Inc. * (a)	15,500	227,540
		19,445,492
Telecommunications Equipment &
Services - 1.11%
Embarq Corp.	179,400	8,489,208
Tekelec, Inc. *	4,500	75,555
Viasat, Inc. *	508	10,942
		8,575,705
Telephone - 3.21%
AT&T, Inc.	250,200	9,982,980
Verizon Communications, Inc.	383,700	14,760,939
		24,743,919
Tires & Rubber - 0.10%
Cooper Tire & Rubber Company	70,553	774,672

Tobacco - 0.49%
Altria Group, Inc.	131,300	2,922,738
Philip Morris International, Inc. *	15,800	832,028
		3,754,766
Toys, Amusements & Sporting Goods - 0.09%
Hasbro, Inc.	19,500	706,680

Transportation - 1.66%
Frontline, Ltd. (a)	108,400	6,909,416

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Transportation (continued)
Kirby Corp. *	102,900	$5,727,414
TBS International, Ltd. *	2,900	135,082
		12,771,912
Trucking & Freight - 1.20%
Ryder Systems, Inc.	125,900	9,244,837
TOTAL COMMON STOCKS (Cost $666,935,732)		$693,830,056

SHORT TERM INVESTMENTS - 2.46%
John Hancock Cash
Investment Trust, 2.5216% (c)(h)	$11,578,266	$11,578,266
U.S. Treasury Bills
zero coupon due 07/17/2008 ****	7,410,000	7,399,680
TOTAL SHORT TERM INVESTMENTS
(Cost $18,977,946)		$18,977,946

REPURCHASE AGREEMENTS - 8.85%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.83% to be repurchased at
$68,185,397 on 06/02/2008,
collateralized by $1,765,000
Federal Farm Credit Bank, 4.125%
due 04/22/2013, $125,000 Federal
Home Loan Bank, 5.375% due
05/18/2016, $63,590,000 Federal
Home Loan Mortgage Corp.,
4.40% to 5.00% due 12/04/2012 to
08/11/2014 and $2,795,000
Federal National Mortgage
Association, 4.25% to 4.375% due
04/24/2013 to 07/17/2013 (valued
at $69,542,219, including interest)	$68,175,000	$68,175,000
TOTAL REPURCHASE AGREEMENTS
(Cost $68,175,000)		$68,175,000
Total Investments (All Cap Core Fund)
(Cost $754,088,678) - 101.35%		$780,983,002
Liabilities in Excess of Other Assets - (1.35)%		(10,380,279)
TOTAL NET ASSETS - 100.00%		$770,602,723

All Cap Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.28%

Aerospace - 7.25%
General Dynamics Corp.	25,204	$2,322,549
Lockheed Martin Corp.	6,385	698,774
Raytheon Company	21,406	1,366,987
Rockwell Collins, Inc.	10,114	620,696
Spirit Aerosystems Holdings, Inc., Class A *	84,943	2,533,850
Teledyne Technologies, Inc. *	2,138	119,044
United Technologies Corp.	31,403	2,230,869
Woodward Governor Company	1,752	70,553
		9,963,322

The accompanying notes are an integral part of the financial statements.
20

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Agriculture - 3.69%
Monsanto Company	22,665	$2,887,521
The Mosaic Company *	17,411	2,181,946
		5,069,467
Apparel & Textiles - 0.75%
Crocs, Inc. * (a)	5,087	51,938
NIKE, Inc., Class B	14,239	973,521
		1,025,459
Auto Parts - 0.74%
BorgWarner, Inc.	10,932	565,294
Johnson Controls, Inc.	13,389	456,029
		1,021,323
Biotechnology - 1.38%
Applera Corp.	17,024	591,754
Biogen Idec, Inc. *	10,741	673,998
Genentech, Inc. *	8,992	637,263
		1,903,015
Building Materials & Construction - 2.63%
Chicago Bridge & Iron Company N.V.	20,185	922,454
Foster Wheeler, Ltd. *	35,368	2,693,981
		3,616,435
Business Services - 2.93%
Accenture, Ltd., Class A	66,613	2,719,143
Fluor Corp.	2,710	505,550
Jacobs Engineering Group, Inc. *	8,432	799,185
		4,023,878
Cellular Communications - 0.69%
China Mobile, Ltd.	65,000	955,356

Chemicals - 0.76%
Potash Corp. of Saskatchewan, Inc.	5,270	1,049,099

Commercial Services - 0.58%
Morningstar, Inc. *	11,266	799,323

Computers & Business Equipment - 4.28%
Apple, Inc. *	3,634	685,918
Cisco Systems, Inc. *	132,178	3,531,796
Cognizant Technology Solutions Corp.,
Class A *	8,658	305,454
Research In Motion, Ltd. *	3,532	490,489
Seagate Technology	40,494	867,381
		5,881,038
Construction & Mining Equipment - 2.49%
National Oilwell Varco, Inc. *	41,170	3,430,284

Cosmetics & Toiletries - 5.44%
Chattem, Inc. * (a)	2,832	176,179
Colgate-Palmolive Company	47,494	3,531,654
Procter & Gamble Company	57,105	3,771,785
		7,479,618
Crude Petroleum & Natural Gas - 3.41%
Marathon Oil Corp.	24,475	1,257,770
Occidental Petroleum Corp.	37,261	3,425,404
		4,683,174

All Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Drugs & Health Care - 0.67%
Shire, Ltd.	53,933	$919,857

Electrical Equipment - 2.38%
Emerson Electric Company	35,984	2,093,549
Fanuc, Ltd.	9,500	1,031,825
Varian, Inc. *	2,618	145,273
		3,270,647
Electronics - 1.21%
Garmin, Ltd. (a)	24,696	1,201,461
Trimble Navigation, Ltd. *	11,479	457,323
		1,658,784
Energy - 2.49%
McDermott International, Inc. *	55,292	3,429,763

Food & Beverages - 5.89%
Hansen Natural Corp. * (a)	29,127	909,928
Kellogg Company	41,398	2,144,830
PepsiCo, Inc.	49,181	3,359,062
The Coca-Cola Company	29,423	1,684,761
		8,098,581
Gas & Pipeline Utilities - 1.70%
Transocean, Inc. *	15,551	2,335,605

Healthcare Products - 4.23%
Baxter International, Inc.	30,267	1,849,314
Becton, Dickinson & Company	12,008	1,014,075
Johnson & Johnson	29,833	1,991,054
St. Jude Medical, Inc. *	23,541	959,296
		5,813,739
Healthcare Services - 4.43%
Express Scripts, Inc. *	16,468	1,187,508
Health Net, Inc. *	29,757	922,467
McKesson Corp.	11,391	656,691
Pediatrix Medical Group, Inc. *	3,838	206,600
Quest Diagnostics, Inc.	13,762	693,742
UnitedHealth Group, Inc.	35,387	1,210,589
WellPoint, Inc. *	21,639	1,207,889
		6,085,486
Household Products - 1.44%
Clorox Company	34,665	1,980,411

Industrial Machinery - 2.39%
Cameron International Corp. *	30,089	1,601,637
Komatsu, Ltd.	53,030	1,680,139
		3,281,776
Industrials - 2.50%
ABB, Ltd. *	72,927	2,369,209
Mitsui O.S.K. Lines, Ltd.	71,000	1,071,533
		3,440,742
Insurance - 3.01%
ACE, Ltd.	28,502	1,712,115
Assurant, Inc.	10,064	684,654
Chubb Corp.	32,425	1,743,168
		4,139,937

The accompanying notes are an integral part of the financial statements.
21

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

International Oil - 2.35%
Exxon Mobil Corp.	36,362	$3,227,491

Internet Content - 1.52%
Google, Inc., Class A *	3,560	2,085,448

Manufacturing - 1.13%
Honeywell International, Inc.	26,101	1,556,142

Medical-Hospitals - 0.04%
VCA Antech, Inc. *	1,701	53,360

Metal & Metal Products - 2.93%
Companhia Vale Do Rio Doce, ADR *	15,476	615,635
Precision Castparts Corp.	25,295	3,055,636
Titanium Metals Corp. (a)	20,927	364,130
		4,035,401
Mining - 0.92%
BHP Billiton, Ltd.	30,380	1,263,118

Petroleum Services - 4.02%
Baker Hughes, Inc.	21,048	1,865,274
Schlumberger, Ltd.	19,144	1,936,032
Valero Energy Corp.	33,882	1,722,561
		5,523,867
Pharmaceuticals - 1.16%
Gilead Sciences, Inc. *	28,758	1,590,893

Retail Grocery - 1.33%
The Kroger Company	66,067	1,826,092

Semiconductors - 0.55%
NVIDIA Corp. *	30,898	763,181

Software - 5.21%
Adobe Systems, Inc. *	53,413	2,353,377
Autodesk, Inc. *	31,492	1,296,211
Microsoft Corp.	123,932	3,509,754
		7,159,342
Telecommunications Equipment &
Services - 2.40%
Amdocs, Ltd. *	42,037	1,358,216
KDDI Corp.	211	1,463,109
Nokia Oyj, SADR	16,658	473,087
		3,294,412
Tobacco - 0.61%
UST, Inc.	15,125	835,354

Transportation - 0.75%
Nippon Yusen Kabushiki Kaisha	102,000	1,037,223
TOTAL COMMON STOCKS (Cost $110,830,514)		$129,607,443

SHORT TERM INVESTMENTS - 2.01%
John Hancock Cash
Investment Trust, 2.5216% (c)(h)	$2,768,339	$2,768,339
TOTAL SHORT TERM INVESTMENTS
(Cost $2,768,339)		$2,768,339

All Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 5.71%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.88% to be repurchased at
$7,847,229 on 06/02/2008,
collateralized by $7,805,000
Federal National Mortgage
Association, 5.45% due
10/18/2021 (valued at $8,005,864,
including interest)	$7,846,000	$7,846,000
TOTAL REPURCHASE AGREEMENTS
(Cost $7,846,000)		$7,846,000
Total Investments (All Cap Growth Fund)
(Cost $121,444,853) - 102.00%		$140,221,782
Liabilities in Excess of Other Assets - (2.00)%		(2,747,040)
TOTAL NET ASSETS - 100.00%		$137,474,742

All Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.47%

Aerospace - 3.34%
Alliant Techsystems, Inc. *	6,400	$694,784
Curtiss-Wright Corp.	9,600	494,496
General Dynamics Corp.	17,700	1,631,055
Moog, Inc., Class A *	4,387	198,907
Rockwell Collins, Inc.	5,500	337,535
		3,356,777
Agriculture - 1.07%
Archer-Daniels-Midland Company	27,000	1,071,900

Apparel & Textiles - 0.39%
VF Corp.	5,200	393,640

Auto Parts - 2.03%
Autoliv, Inc.	18,900	1,033,263
Gentex Corp.	33,800	593,528
Tenneco, Inc. *	17,100	410,058
		2,036,849
Banking - 2.90%
Commerce Bancshares, Inc.	14,290	627,617
Cullen Frost Bankers, Inc.	38,535	2,154,106
First Horizon National Corp. (a)	13,500	129,465
		2,911,188
Biotechnology - 1.82%
Amgen, Inc. *	29,800	1,312,094
Applera Corp.	14,800	514,448
		1,826,542
Building Materials & Construction - 0.52%
Quanex Building Products Corp. *	29,885	525,976

Business Services - 0.21%
URS Corp. *	4,300	205,583

Chemicals - 6.44%
Cabot Corp.	18,300	586,332

The accompanying notes are an integral part of the financial statements.
22

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Chemicals (continued)
Cytec Industries, Inc.	28,800	$1,819,008
Dow Chemical Company	15,600	630,240
Eastman Chemical Company	13,670	1,047,259
Hercules, Inc.	12,000	247,560
Olin Corp.	38,000	855,000
Praxair, Inc.	6,218	591,083
Rohm & Haas Company	12,800	690,944
		6,467,426
Computers & Business Equipment - 0.24%
Intermec, Inc. * (a)	10,500	237,300

Construction & Mining Equipment - 0.49%
Carbo Ceramics, Inc. (a)	10,400	495,976

Containers & Glass - 2.50%
Ball Corp.	13,331	723,873
Bemis Company, Inc.	1,500	39,900
Pactiv Corp. *	39,400	970,422
Sonoco Products Company	22,400	775,488
		2,509,683
Cosmetics & Toiletries - 0.45%
Procter & Gamble Company	6,894	455,349

Crude Petroleum & Natural Gas - 2.06%
Apache Corp.	2,000	268,120
Chesapeake Energy Corp.	19,000	1,040,630
Forest Oil Corp. *	11,400	760,950
		2,069,700
Domestic Oil - 0.70%
Range Resources Corp.	10,700	703,632

Electrical Equipment - 2.28%
Anixter International, Inc. *	20,689	1,344,992
Baldor Electric Company	4,400	154,880
Emerson Electric Company	13,598	791,132
		2,291,004
Electrical Utilities - 2.30%
Black Hills Corp.	7,700	271,348
CMS Energy Corp.	17,960	279,996
The Southern Company	26,000	941,200
Wisconsin Energy Corp.	17,000	816,680
		2,309,224
Electronics - 0.53%
Rogers Corp. *	7,576	296,903
Teleflex, Inc.	3,900	231,231
		528,134
Financial Services - 4.27%
Bank of New York Mellon Corp.	34,498	1,536,196
Charles Schwab Corp.	9,200	204,056
Financial Federal Corp.	8,900	216,181
GATX Corp.	15,000	739,650
JP Morgan Chase & Company	27,400	1,178,200
PNC Financial Services Group, Inc.	6,400	411,200
		4,285,483
Food & Beverages - 2.50%
Diageo PLC, SADR	3,400	267,308

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Food & Beverages (continued)
PepsiCo, Inc.	8,979	$613,266
Smithfield Foods, Inc. *	51,900	1,623,951
		2,504,525
Gas & Pipeline Utilities - 5.29%
AGL Resources, Inc.	19,100	681,870
El Paso Corp.	61,100	1,194,505
Spectra Energy Corp.	49,300	1,332,086
UGI Corp.	40,000	1,079,200
Williams Companies, Inc.	26,900	1,023,276
		5,310,937
Gold - 1.80%
Barrick Gold Corp.	44,797	1,804,871

Healthcare Products - 0.14%
The Cooper Companies, Inc.	3,500	141,575

Healthcare Services - 1.77%
DaVita, Inc. *	34,200	1,774,296

Holdings Companies/Conglomerates - 2.58%
Berkshire Hathaway, Inc., Class B *	575	2,586,350

Industrial Machinery - 4.94%
IDEX Corp.	23,467	911,458
Ingersoll-Rand Company, Ltd., Class A	14,200	625,368
ITT Corp.	20,300	1,339,800
Kennametal, Inc.	19,400	749,810
Parker-Hannifin Corp.	15,700	1,329,319
		4,955,755
Insurance - 2.24%
Aon Corp.	30,000	1,415,700
Chubb Corp.	5,500	295,680
Hartford Financial Services Group, Inc.	7,400	525,918
HCC Insurance Holdings, Inc.	300	7,158
		2,244,456
International Oil - 3.49%
Chevron Corp.	2,600	257,790
EnCana Corp.	5,800	524,146
Exxon Mobil Corp.	30,691	2,724,133
		3,506,069
Internet Software - 1.12%
McAfee, Inc. *	30,899	1,120,089

Liquor - 0.41%
Brown Forman Corp., Class B	5,500	413,490

Manufacturing - 5.49%
AptarGroup, Inc.	12,100	541,112
Carlisle Companies, Inc.	66,654	2,228,243
Eaton Corp.	16,990	1,642,593
Hexcel Corp. *	11,400	301,644
Honeywell International, Inc.	13,400	798,908
		5,512,500
Petroleum Services - 6.08%
BJ Services Company	54,200	1,636,840
Halliburton Company	33,658	1,635,106
Schlumberger, Ltd.	10,100	1,021,413

The accompanying notes are an integral part of the financial statements.
23

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Petroleum Services (continued)
Superior Energy Services, Inc. *	33,700	$1,809,353
		6,102,712
Pharmaceuticals - 9.23%
Abbott Laboratories	56,000	3,155,600
Eli Lilly & Company	27,800	1,338,292
Onyx Pharmaceuticals, Inc. * (a)	28,900	1,021,326
OSI Pharmaceuticals, Inc. *	17,400	614,220
Schering-Plough Corp.	97,704	1,993,162
Watson Pharmaceuticals, Inc. *	40,000	1,142,400
		9,265,000
Railroads & Equipment - 1.53%
Burlington Northern Santa Fe Corp.	13,600	1,537,480

Retail Grocery - 1.68%
The Kroger Company	61,134	1,689,744

Retail Trade - 3.03%
Costco Wholesale Corp.	22,700	1,618,964
J.C. Penney Company, Inc.	6,900	277,656
Kohl's Corp. *	17,700	792,960
Macy's, Inc.	10,414	246,499
Target Corp.	1,900	101,384
		3,037,463
Steel - 0.48%
Carpenter Technology Corp.	8,700	480,240

Telecommunications Equipment &
Services - 2.07%
Corning, Inc.	76,100	2,080,574

Telephone - 1.46%
AT&T, Inc.	36,830	1,469,517

Transportation - 0.30%
Bristow Group, Inc. *	5,653	295,482

Trucking & Freight - 2.30%
Heartland Express, Inc. (a)	24,700	380,380
Oshkosh Corp.	47,800	1,931,598
		2,311,978
TOTAL COMMON STOCKS (Cost $82,621,583)		$94,826,469

SHORT TERM INVESTMENTS - 3.15%
John Hancock Cash
Investment Trust, 2.5216% (c)(h)	$3,167,495	$3,167,495
TOTAL SHORT TERM INVESTMENTS
(Cost $3,167,495)		$3,167,495

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 4.34%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.83% to be repurchased at
$4,358,665 on 06/02/2008,
collateralized by $4,170,000
Federal Home Loan Mortgage
Corp., 5.25% due 07/18/2011
(valued at $4,446,263, including
interest)	$4,358,000	$4,358,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,358,000)		$4,358,000
Total Investments (All Cap Value Fund)
(Cost $90,147,078) - 101.96%		$102,351,964
Liabilities in Excess of Other Assets - (1.96)%		(1,970,015)
TOTAL NET ASSETS - 100.00%		$100,381,949

Blue Chip Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.07%

Advertising - 1.10%
Monster Worldwide, Inc. *	288,000	$7,110,720
Omnicom Group, Inc.	347,900	17,050,579
		24,161,299
Aerospace - 3.17%
General Dynamics Corp.	348,326	32,098,241
Lockheed Martin Corp.	166,200	18,188,928
Rockwell Collins, Inc.	137,201	8,420,025
United Technologies Corp.	153,100	10,876,224
		69,583,418
Agriculture - 1.74%
Monsanto Company	298,996	38,092,090

Apparel & Textiles - 0.49%
Coach, Inc. *	299,200	10,860,960

Banking - 0.83%
Northern Trust Corp.	238,811	18,149,636

Biotechnology - 1.29%
Genentech, Inc. *	400,378	28,374,789

Broadcasting - 0.33%
Discovery Holding Company *	272,500	7,136,775

Building Materials & Construction - 1.11%
Foster Wheeler, Ltd. *	320,300	24,397,251

Business Services - 2.36%
Accenture, Ltd., Class A	394,600	16,107,572
Automatic Data Processing, Inc.	558,767	24,054,919
Fiserv, Inc. *	222,600	11,655,336
		51,817,827
Cable & Television - 0.71%
Rogers Communications, Inc.	265,532	11,686,063
Shaw Communications, Inc. (a)	186,700	3,868,424
		15,554,487

The accompanying notes are an integral part of the financial statements.
24

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Cellular Communications - 1.69%
America Movil SA de CV, Series L, ADR	553,949	$33,109,532
Metropcs Communications, Inc. *	190,700	4,050,468
		37,160,000
Chemicals - 1.35%
Potash Corp. of Saskatchewan, Inc.	26,100	5,195,727
Praxair, Inc.	258,000	24,525,480
		29,721,207
Computers & Business Equipment - 7.70%
Apple, Inc. *	330,300	62,344,125
Cisco Systems, Inc. *	1,050,482	28,068,879
Dell, Inc. *	646,727	14,913,525
EMC Corp. *	885,048	15,435,237
Hewlett-Packard Company	339,700	15,986,282
Juniper Networks, Inc. *	1,171,679	32,244,606
		168,992,654
Construction & Mining Equipment - 0.44%
Joy Global, Inc.	113,800	9,585,374

Cosmetics & Toiletries - 0.93%
Procter & Gamble Company	309,528	20,444,324

Crude Petroleum & Natural Gas - 0.48%
EOG Resources, Inc.	82,500	10,611,975

Drugs & Health Care - 0.39%
Novartis AG	4,900	257,400
Wyeth	186,246	8,282,360
		8,539,760
Electronics - 0.32%
Thermo Fisher Scientific, Inc. *	52,500	3,098,550
Tyco Electronics, Ltd.	95,700	3,839,484
		6,938,034
Energy - 0.73%
McDermott International, Inc. *	258,700	16,047,161

Financial Services - 10.27%
American Express Company	105,248	4,878,245
Ameriprise Financial, Inc.	233,789	11,048,868
Bank of New York Mellon Corp.	460,039	20,485,537
Blackrock, Inc. (a)	23,170	5,213,018
Charles Schwab Corp.	552,914	12,263,632
CME Group, Inc.	29,650	12,758,395
Franklin Resources, Inc.	279,235	28,264,167
Goldman Sachs Group, Inc.	143,024	25,230,864
IntercontinentalExchange, Inc. *	4,550	628,810
MasterCard, Inc., Class A	44,660	13,784,309
Merrill Lynch & Company, Inc.	176,810	7,765,495
Morgan Stanley	406,600	17,983,918
State Street Corp.	590,129	42,501,091
Visa, Inc. *	225,100	19,439,636
Western Union Company	130,400	3,082,656
		225,328,641
Food & Beverages - 0.52%
PepsiCo, Inc.	153,166	10,461,238
Sysco Corp.	32,848	1,013,689
		11,474,927

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products - 4.67%
Alcon, Inc.	97,400	$15,291,800
Baxter International, Inc.	160,900	9,830,990
Becton, Dickinson & Company	78,200	6,603,990
Covidien, Ltd.	59,100	2,960,319
Intuitive Surgical, Inc. *	16,350	4,800,196
Medtronic, Inc.	496,046	25,134,651
St. Jude Medical, Inc. *	488,864	19,921,208
Stryker Corp.	278,321	17,965,621
		102,508,775
Healthcare Services - 3.65%
Cardinal Health, Inc.	605	34,207
Express Scripts, Inc. *	225,200	16,239,172
Humana, Inc. *	231,300	11,807,865
Laboratory Corp. of America Holdings *	205,300	15,149,087
McKesson Corp.	275,900	15,905,635
Medco Health Solutions, Inc. *	357,900	17,340,255
WellPoint, Inc. *	64,328	3,590,789
		80,067,010
Holdings Companies/Conglomerates - 1.18%
General Electric Company	843,598	25,915,331

Hotels & Restaurants - 1.70%
Marriott International, Inc., Class A	435,412	14,329,409
McDonald's Corp.	160,500	9,520,860
Yum! Brands, Inc.	337,100	13,382,870
		37,233,139
Industrials - 0.27%
Fastenal Company (a)	120,800	5,972,352

Insurance - 1.63%
Aetna, Inc.	580,952	27,397,696
Prudential Financial, Inc.	111,300	8,314,110
		35,711,806
International Oil - 3.03%
Chevron Corp.	66,000	6,543,900
Exxon Mobil Corp.	298,962	26,535,867
Murphy Oil Corp.	213,342	19,766,136
Petroleo Brasileiro SA, SADR	224,800	13,586,912
		66,432,815
Internet Content - 3.48%
Google, Inc., Class A *	130,184	76,261,787

Internet Retail - 2.94%
Amazon.com, Inc. *	564,611	46,083,550
eBay, Inc. *	460,262	13,812,462
Expedia, Inc. *	191,100	4,634,175
		64,530,187
Internet Software - 0.87%
McAfee, Inc. *	203,500	7,376,875
Tencent Holdings, Ltd.	106,200	894,084
VeriSign, Inc. *	271,000	10,850,840
		19,121,799
Leisure Time - 2.04%
Electronic Arts, Inc. *	380,596	19,105,919
International Game Technology	227,298	8,105,447

The accompanying notes are an integral part of the financial statements.
25

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Leisure Time (continued)
Las Vegas Sands Corp. * (a)	216,800	$15,054,592
MGM MIRAGE * (a)	49,865	2,453,857
		44,719,815
Manufacturing - 3.38%
Danaher Corp.	675,337	52,797,847
Illinois Tool Works, Inc.	205,326	11,026,006
Tyco International, Ltd.	227,600	10,285,244
		74,109,097
Mining - 1.58%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	299,700	34,678,287

Petroleum Services - 6.90%
Baker Hughes, Inc.	260,441	23,080,281
Schlumberger, Ltd.	645,708	65,300,450
Smith International, Inc.	547,428	43,203,018
Suncor Energy, Inc. (a)	36,000	2,460,600
Total SA, ADR	200,292	17,477,480
		151,521,829
Pharmaceuticals - 5.01%
Allergan, Inc.	301,600	17,378,192
Celgene Corp. *	388,500	23,644,110
Gilead Sciences, Inc. *	830,238	45,928,766
Merck & Company, Inc.	173,900	6,775,144
Roche Holdings AG - Genusschein	73,706	12,708,053
Schering-Plough Corp.	177,200	3,614,880
		110,049,145
Publishing - 0.67%
McGraw-Hill Companies, Inc.	352,100	14,608,629

Retail Trade - 5.03%
Bed Bath & Beyond, Inc. *	245,900	7,834,374
Costco Wholesale Corp.	176,600	12,595,112
CVS Caremark Corp.	1,175,632	50,305,293
Kohl's Corp. *	365,270	16,364,096
Wal-Mart Stores, Inc.	403,536	23,300,169
		110,399,044
Semiconductors - 3.30%
Analog Devices, Inc.	241,457	8,477,555
Broadcom Corp., Class A *	217,400	6,237,206
Intel Corp.	702,008	16,272,546
Marvell Technology Group, Ltd. *	1,337,990	23,227,506
Xilinx, Inc.	668,275	18,177,080
		72,391,893
Software - 4.23%
Adobe Systems, Inc. *	251,525	11,082,191
Autodesk, Inc. *	370,200	15,237,432
Intuit, Inc. *	163,378	4,731,427
Microsoft Corp.	1,749,566	49,547,709
Oracle Corp. *	539,938	12,332,184
		92,930,943
Steel - 0.06%
Nucor Corp.	16,300	1,219,240

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telecommunications Equipment &
Services - 3.76%
American Tower Corp., Class A *	690,562	$31,572,495
Corning, Inc.	629,085	17,199,184
Nokia Oyj, SADR (a)	263,672	7,488,285
QUALCOMM, Inc.	530,023	25,727,316
Vympel Communicatii, SADR	17,600	620,752
		82,608,032
Telephone - 0.49%
AT&T, Inc.	271,100	10,816,890

Toys, Amusements & Sporting Goods - 0.92%
Nintendo Company, Ltd.	36,500	20,081,579

Transportation - 0.33%
Expeditors International of Washington, Inc.	154,500	7,273,860
TOTAL COMMON STOCKS (Cost $1,806,976,500)		$2,174,135,873

SHORT TERM INVESTMENTS - 1.85%
John Hancock Cash
Investment Trust, 2.5216% (c)(h)	$29,113,578	$29,113,578
T. Rowe Price Reserve Investment Fund,
2.69%	11,456,949	11,456,949
TOTAL SHORT TERM INVESTMENTS
(Cost $40,570,527)		$40,570,527

REPURCHASE AGREEMENTS - 0.10%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.83% to be repurchased at
$2,218,338 on 06/02/2008,
collateralized by $1,750,000 U.S.
Treasury Bonds, 7.25% due
08/15/2022 (valued at $2,266,250,
including interest)	$2,218,000	$2,218,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,218,000)		$2,218,000
Total Investments (Blue Chip Growth Fund)
(Cost $1,849,765,027) - 101.02%		$2,216,924,400
Liabilities in Excess of Other Assets - (1.02)%		(22,446,879)
TOTAL NET ASSETS - 100.00%		$2,194,477,521

Capital Appreciation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.75%

Aerospace - 3.41%
Raytheon Company	264,800	$16,910,128
United Technologies Corp.	308,500	21,915,840
		38,825,968
Agriculture - 3.37%
Monsanto Company	300,900	38,334,660

Apparel & Textiles - 2.36%
Coach, Inc. *	283,256	10,282,193

The accompanying notes are an integral part of the financial statements.
26

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Apparel & Textiles (continued)
NIKE, Inc., Class B	242,392	$16,572,341
		26,854,534
Biotechnology - 1.60%
Genentech, Inc. *	256,731	18,194,526

Broadcasting - 0.80%
News Corp., Class A	508,300	9,123,985

Computer Services - 0.31%
NetApp, Inc. *	141,900	3,459,522

Computers & Business Equipment - 12.55%
Apple, Inc. *	212,056	40,025,570
Cisco Systems, Inc. *	1,308,630	34,966,594
Hewlett-Packard Company	651,100	30,640,766
Research In Motion, Ltd. *	268,600	37,300,482
		142,933,412
Cosmetics & Toiletries - 1.97%
Colgate-Palmolive Company	301,800	22,441,848

Crude Petroleum & Natural Gas - 3.74%
Occidental Petroleum Corp.	320,400	29,454,372
Southwestern Energy Company *	295,600	13,106,904
		42,561,276
Drugs & Health Care - 1.48%
Wyeth	378,700	16,840,789

Electronics - 1.81%
Thermo Fisher Scientific, Inc. *	349,000	20,597,980

Energy - 1.82%
First Solar, Inc. *	77,600	20,761,104

Financial Services - 7.04%
Charles Schwab Corp.	984,231	21,830,244
Goldman Sachs Group, Inc.	87,710	15,472,921
Lazard, Ltd., Class A	256,000	9,751,040
NYSE Euronext	139,800	8,936,016
Visa, Inc. *	280,200	24,198,072
		80,188,293
Food & Beverages - 3.28%
PepsiCo, Inc.	216,135	14,762,020
The Coca-Cola Company	395,100	22,623,426
		37,385,446
Healthcare Products - 4.19%
Alcon, Inc.	154,919	24,322,283
Baxter International, Inc.	383,200	23,413,520
		47,735,803
Healthcare Services - 0.64%
Medco Health Solutions, Inc. *	149,100	7,223,895

Holdings Companies/Conglomerates - 1.50%
General Electric Company	556,888	17,107,599

Hotels & Restaurants - 1.18%
Marriott International, Inc., Class A	407,300	13,404,243

Internet Content - 4.14%
Google, Inc., Class A *	80,493	47,152,799

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Internet Retail - 2.74%
Amazon.com, Inc. *	382,300	$31,203,326

Internet Software - 1.26%
Akamai Technologies, Inc. *	367,700	14,358,685

Leisure Time - 2.60%
Las Vegas Sands Corp. *	94,500	6,562,080
Walt Disney Company	685,400	23,029,440
		29,591,520
Manufacturing - 1.65%
ABB Ltd., SADR *	579,600	18,825,408

Petroleum Services - 4.82%
Halliburton Company	553,500	26,889,030
Schlumberger, Ltd.	276,094	27,921,386
		54,810,416
Pharmaceuticals - 11.24%
Abbott Laboratories	421,900	23,774,065
Celgene Corp. *	153,400	9,335,924
Elan Corp. PLC, SADR *	310,000	7,762,400
Gilead Sciences, Inc. *	938,772	51,932,867
Mylan, Inc. * (a)	476,000	6,354,600
Roche Holding AG, SADR	139,811	12,023,942
Teva Pharmaceutical Industries, Ltd., SADR	367,700	16,814,921
		127,998,719
Retail Trade - 5.32%
Costco Wholesale Corp.	242,700	17,309,364
CVS Caremark Corp.	461,200	19,734,748
Saks, Inc. * (a)	389,600	5,384,272
Wal-Mart Stores, Inc.	314,700	18,170,778
		60,599,162
Semiconductors - 2.50%
Linear Technology Corp.	139,500	5,129,415
NVIDIA Corp. *	479,700	11,848,590
Texas Instruments, Inc.	353,100	11,468,688
		28,446,693
Software - 5.86%
Adobe Systems, Inc. *	510,315	22,484,479
Infosys Technologies, Ltd., ADR (a)	487,900	23,960,769
Microsoft Corp.	717,441	20,317,929
		66,763,177
Telecommunications Equipment &
Services - 3.57%
Nokia Oyj, SADR (a)	545,900	15,503,560
QUALCOMM, Inc.	518,000	25,143,720
		40,647,280
TOTAL COMMON STOCKS (Cost $962,257,862)		$1,124,372,068

SHORT TERM INVESTMENTS - 4.38%
John Hancock Cash
Investment Trust, 2.5216% (c)(h)	$49,872,243	$49,872,243
TOTAL SHORT TERM INVESTMENTS
(Cost $49,872,243)		$49,872,243

The accompanying notes are an integral part of the financial statements.
27

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.49%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.83% to be repurchased at
$17,047,599 on 06/02/2008,
collateralized by $17,390,000
Federal Home Loan Bank, 3.375%
due 06/24/2011 (valued at
$17,390,000, including interest)	$17,045,000	$17,045,000
TOTAL REPURCHASE AGREEMENTS
(Cost $17,045,000)		$17,045,000
Total Investments (Capital Appreciation Fund)
(Cost $1,029,175,105) - 104.62%		$1,191,289,311
Liabilities in Excess of Other Assets - (4.62)%		(52,650,449)
TOTAL NET ASSETS - 100.00%		$1,138,638,862

Core Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 10.71%

U.S. Treasury Bonds - 4.26%
4.75% due 02/15/2037	$3,041,000	$3,062,381
5.00% due 05/15/2037	1,154,700	1,209,819
5.375% due 02/15/2031	192,000	209,355
6.25% due 08/15/2023 to 05/15/2030	5,501,000	6,485,907
8.875% due 02/15/2019	991,000	1,377,258
		12,344,720

U.S. Treasury Notes - 6.25%
1.75% due 03/31/2010	265,300	261,300
2.00% due 02/28/2010	454,000	449,673
2.75% due 02/28/2013	149,000	144,751
3.125% due 04/30/2013	4,652,000	4,593,850
3.25% due 12/31/2009	207,000	209,361
3.50% due 02/15/2018	5,216,700	4,984,802
3.625% due 10/31/2009	396,000	402,590
3.875% due 05/15/2018	6,093,000	6,007,795
4.25% due 11/15/2017	648,400	657,822
4.50% due 05/15/2010	257,000	266,116
4.625% due 07/31/2009	122,000	125,174
		18,103,234

U.S. Treasury Strips - 0.20%
zero coupon due 11/15/2027	1,459,000	562,516
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $31,308,138)		$31,010,470

U.S. GOVERNMENT AGENCY OBLIGATIONS - 42.58%

Federal Home Loan Bank - 0.66%
5.46% due 11/27/2015	1,965,148	1,923,704

Federal Home Loan Mortgage Corp. - 6.26%
3.90% due 01/15/2023	677,362	671,987
4.50% due 04/01/2028	556,505	524,723
5.00% due 10/01/2014	495,518	499,554
5.50% due 01/01/2017 to 10/01/2030	7,629,568	7,743,665
5.744% due 05/01/2037 (b)	502,927	512,516
5.841% due 04/01/2036 (b)	565,988	576,537

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp.
(continued)
5.849% due 12/01/2036 (b)	$355,489	$362,344
5.866% due 01/01/2037 to 05/01/2037 (b)	962,895	980,472
5.911% due 04/01/2037 to 06/01/2037 (b)	590,641	603,051
5.922% due 04/01/2037 (b)	857,752	875,227
6.00% due 08/01/2016 to 05/01/2020	394,248	406,942
6.015% due 04/01/2037 (b)	677,490	691,818
6.147% due 09/01/2037 (b)	710,401	725,268
6.227% due 05/01/2037 (b)	137,528	140,837
6.284% due 08/01/2036 (b)	20,419	20,873
6.301% due 04/01/2037 (b)	373,784	382,618
6.322% due 06/01/2036 (b)	102,921	105,420
6.383% due 04/01/2037 (b)	117,491	120,262
6.389% due 10/01/2037 (b)	256,153	263,035
6.402% due 11/01/2037 (b)	187,487	192,148
6.471% due 11/01/2036 (b)	481,972	494,113
6.568% due 11/01/2036 (b)	546,422	561,444
6.683% due 11/01/2036 (b)	656,740	675,751
		18,130,605

Federal National Mortgage
Association - 32.23%
4.00% due 05/01/2034	1,710,234	1,540,634
4.50% due 06/01/2013 to 04/01/2028	1,127,479	1,090,736
4.50% TBA **	8,000,000	7,775,801
5.00% due 10/01/2018 to 11/01/2033	13,815,497	13,760,337
5.50% due 01/01/2017 to 07/01/2034	25,717,058	25,997,341
5.50% TBA **	20,612,000	20,633,481
5.766% due 08/01/2037 (b)	510,542	521,461
5.775% due 05/01/2037 (b)	356,620	364,510
5.881% due 02/01/2037 (b)	187,050	189,518
5.887% due 06/01/2037 (b)	1,229,297	1,256,213
5.923% due 04/01/2037 (b)	923,693	945,301
5.927% due 09/01/2036 to 07/01/2037 (b)	263,954	269,794
5.941% due 10/01/2036 (b)	776,744	795,118
5.946% due 01/01/2037 (b)	915,808	935,457
5.977% due 04/01/2037 (b)	233,474	237,410
6.00% due 05/01/2021 to 11/01/2023	1,390,403	1,429,259
6.00% TBA **	3,500,000	3,584,492
6.006% due 04/01/2037 (b)	159,201	161,641
6.026% due 01/01/2037 (b)	222,823	226,552
6.065% due 12/01/2036 (b)	321,687	327,522
6.082% due 09/01/2036 (b)	9,067	9,261
6.097% due 12/01/2036 to 11/01/2037 (b)	991,193	1,009,822
6.125% due 12/01/2036 (b)	189,600	193,449
6.284% due 09/01/2037 (b)	695,886	713,608
6.30% due 05/01/2036 (b)	1,840,141	1,888,251
6.50% due 12/01/2037 to 04/01/2038	4,644,271	4,776,374
6.50% TBA **	1,500,000	1,542,187
7.00% due 11/01/2037 to 12/01/2037	1,062,589	1,118,125
		93,293,655

Government National Mortgage
Association - 3.43%
5.50% TBA **	7,500,000	7,464,844
6.00% due 10/15/2033	903,003	925,049

The accompanying notes are an integral part of the financial statements.
28

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Government National Mortgage
Association (continued)
6.50% due 12/15/2032	$1,484,107	$1,537,112
		9,927,005
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $123,037,669)		$123,274,969

FOREIGN GOVERNMENT OBLIGATIONS - 0.89%

Brazil - 0.35%
Federative Republic of Brazil
6.00% due 01/17/2017	960,000	1,013,760

Mexico - 0.25%
Government of Mexico
5.875% due 01/15/2014	229,000	239,649
6.05% due 01/11/2040	496,000	488,560
		728,209

United Arab Emirates - 0.29%
Emirate of Abu Dhabi
5.50% due 08/02/2012	800,000	826,840
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $2,508,058)		$2,568,809

CORPORATE BONDS - 21.22%

Aerospace - 0.06%
Lockheed Martin Corp.
4.121% due 03/14/2013	165,000	159,866

Automobiles - 0.80%
DaimlerChrysler NA Holding Corp.
6.50% due 11/15/2013	1,230,000	1,275,158
8.50% due 01/18/2031	150,000	170,677
DaimlerChrysler NA Holding Corp., MTN
3.217% due 03/13/2009 (b)	890,000	884,363
		2,330,198

Banking - 1.62%
Bank of America Corp.
5.375% due 06/15/2014	195,000	195,858
5.65% due 05/01/2018	495,000	482,316
Credit Suisse New York
6.00% due 02/15/2018	730,000	711,635
Credit Suisse New York, MTN
5.00% due 05/15/2013	515,000	505,646
Export-Import Bank Of Korea
5.50% due 10/17/2012	565,000	564,894
HSBC Holdings PLC
6.80% due 06/01/2038	360,000	344,506
PNC Funding Corp.
5.25% due 11/15/2015	429,000	398,978
US Bank NA, MTN
5.92% due 05/25/2012	1,229,284	1,233,132
Wachovia Capital Trust III
5.80% due 03/15/2042 (b)	345,000	263,925
		4,700,890

Cable & Television - 0.84%
AT&T Broadband Corp.
8.375% due 03/15/2013	1,697,000	1,871,508

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Cable & Television (continued)
Rogers Cable, Inc.
5.50% due 03/15/2014	$135,000	$131,173
Time Warner Entertainment Company LP
8.375% due 07/15/2033	386,000	421,706
		2,424,387

Cellular Communications - 0.42%
America Movil SAB de CV
6.125% due 11/15/2037	191,000	176,884
6.375% due 03/01/2035	211,000	202,823
Rogers Wireless, Inc.
6.375% due 03/01/2014	840,000	847,837
		1,227,544

Commercial Services - 0.20%
Hutchison Whampoa International 03/33, Ltd.
7.45% due 11/24/2033 (g)	545,000	567,501

Computers & Business Equipment - 0.57%
Hewlett-Packard Company
5.50% due 03/01/2018	330,000	326,787
Xerox Corp.
5.50% due 05/15/2012	335,000	332,614
5.65% due 05/15/2013	330,000	327,285
6.35% due 05/15/2018	660,000	651,518
		1,638,204

Cosmetics & Toiletries - 0.12%
Estee Lauder Company, Inc.
5.55% due 05/15/2017	350,000	343,946

Crude Petroleum & Natural Gas - 1.40%
Husky Oil Company, Ltd.
7.55% due 11/15/2016	255,000	274,118
Petrobras International Finance Company
5.875% due 03/01/2018	870,000	852,751
6.125% due 10/06/2016	380,000	388,550
Ras Laffan Liquefied Natural Gas Company, Ltd. III
6.332% due 09/30/2027 (g)	355,000	322,801
Southern Natural Gas Company
5.90% due 04/01/2017 (g)	305,000	292,882
Transocean, Inc.
6.00% due 03/15/2018	490,000	494,746
Weatherford International, Inc.
5.95% due 06/15/2012	255,000	260,661
6.35% due 06/15/2017	300,000	308,072
XTO Energy, Inc.
5.50% due 06/15/2018	430,000	412,725
6.375% due 06/15/2038	460,000	440,777
		4,048,083

Domestic Oil - 0.60%
Devon Financing Corp., ULC
6.875% due 09/30/2011	850,000	899,639
Marathon Oil Corp.
5.90% due 03/15/2018	360,000	356,020
6.00% due 10/01/2017	165,000	164,634
6.60% due 10/01/2037	327,000	323,614
		1,743,907

The accompanying notes are an integral part of the financial statements.
29

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Drugs & Health Care - 0.59%
GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	$450,000	$446,628
Wyeth
6.95% due 03/15/2011	1,180,000	1,251,457
		1,698,085

Electrical Utilities - 2.05%
Allegheny Energy Supply Company LLC
8.25% due 04/15/2012 (g)	260,000	274,300
CMS Energy Corp.
6.55% due 07/17/2017	270,000	260,179
Commonwealth Edison
6.15% due 09/15/2017	280,000	279,049
6.45% due 01/15/2038	320,000	307,858
DPL, Inc.
6.875% due 09/01/2011	755,000	785,287
Duke Energy Carolinas LLC
6.00% due 01/15/2038	475,000	462,339
Midamerican Energy Holdings Company
5.75% due 04/01/2018	535,000	533,086
Nevada Power Company, Series A
8.25% due 06/01/2011	565,000	606,036
Progress Energy, Inc.
6.85% due 04/15/2012	235,000	248,371
Southern California Edison Company, Series 08-A
5.95% due 02/01/2038	200,000	195,168
Taqa Abu Dhabi National Energy Company
5.62% due 10/25/2012 (g)	1,749,000	1,747,338
Virginia Electric and Power Company
5.10% due 11/30/2012	230,000	231,344
		5,930,355

Financial Services - 4.93%
Allied Capital Corp.
6.625% due 07/15/2011	1,060,000	1,045,778
American Express Bank FSB
5.50% due 04/16/2013	580,000	572,866
American Express Company
8.15% due 03/19/2038	415,000	473,521
American Express Credit Corp., MTN
5.875% due 05/02/2013	600,000	597,942
Citigroup, Inc.
3.625% due 02/09/2009	445,000	444,319
5.50% due 04/11/2013	520,000	517,857
6.125% due 05/15/2018	495,000	485,574
6.875% due 03/05/2038	370,000	362,380
8.40% due 04/29/2049 (b)	535,000	530,340
General Electric Capital Corp., Series A, MTN
3.75% due 12/15/2009	596,000	595,968
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	710,000	533,397
Goldman Sachs Group, Inc.
5.95% due 01/18/2018	145,000	141,904
6.15% due 04/01/2018	170,000	168,191
6.345% due 02/15/2034	275,000	237,409
6.75% due 10/01/2037	620,000	581,742
International Lease Finance Corp., MTN
5.75% due 06/15/2011	165,000	162,973
JP Morgan Chase & Company
4.75% due 05/01/2013	340,000	333,728

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
JP Morgan Chase & Company (continued)
6.00% due 01/15/2018	$245,000	$242,400
6.40% due 05/15/2038	675,000	648,967
JP Morgan Chase Bank NA, BKNT
6.00% due 10/01/2017	475,000	474,168
Lazard Group
6.85% due 06/15/2017	650,000	590,902
Lazard Group LLC
7.125% due 05/15/2015	865,000	806,446
Lehman Brothers Holdings, Inc., MTN
5.625% due 01/24/2013	1,035,000	984,846
6.75% due 12/28/2017	475,000	448,071
6.875% due 05/02/2018	170,000	164,979
Merrill Lynch & Company, Inc.
7.75% due 05/14/2038	250,000	235,924
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018	630,000	617,587
Morgan Stanley, MTN
5.95% due 12/28/2017	635,000	601,629
6.625% due 04/01/2018	680,000	669,324
		14,271,132

Food & Beverages - 0.74%
Dr Pepper Snapple Group, Inc.
6.82% due 05/01/2018	510,000	514,335
Kraft Foods, Inc.
6.125% due 02/01/2018	985,000	963,447
6.125% due 08/23/2018	340,000	331,403
McDonald's Corp., MTN
5.35% due 03/01/2018	90,000	87,924
6.30% due 03/01/2038	245,000	241,728
		2,138,837

Gas & Pipeline Utilities - 0.41%
El Paso Natural Gas Company
5.95% due 04/15/2017	160,000	154,157
Kinder Morgan, Inc.
6.50% due 09/01/2012	1,035,000	1,032,413
		1,186,570

Healthcare Products - 0.00%
Bristol-Myers Squibb Company
5.875% due 11/15/2036	15,000	13,937

Healthcare Services - 0.34%
Coventry Health Care, Inc.
5.95% due 03/15/2017	650,000	589,840
UnitedHealth Group, Inc.
6.875% due 02/15/2038	405,000	387,459
		977,299

Hotels & Restaurants - 0.13%
Yum! Brands, Inc.
6.875% due 11/15/2037	405,000	384,253

Industrial Machinery - 0.06%
Weatherford International, Ltd.
7.00% due 03/15/2038	170,000	176,524

Insurance - 0.25%
ACE INA Holdings, Inc.
5.70% due 02/15/2017	205,000	199,738

The accompanying notes are an integral part of the financial statements.
30

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Insurance (continued)
ACE INA Holdings, Inc. (continued)
6.70% due 05/15/2036	$95,000	$91,632
Liberty Mutual Group, Inc.
7.50% due 08/15/2036 (g)	393,000	345,475
Prudential Financial, Inc., MTN
5.70% due 12/14/2036	90,000	77,801
		714,646
International Oil - 0.28%
Canadian Natural Resources, Ltd.
5.70% due 05/15/2017	330,000	325,517
Husky Energy, Inc.
6.80% due 09/15/2037	165,000	162,160
Petro-Canada
6.80% due 05/15/2038	335,000	327,573
		815,250

Liquor - 0.23%
Diageo Capital PLC
5.20% due 01/30/2013	495,000	497,276
5.75% due 10/23/2017	160,000	159,462
		656,738

Manufacturing - 0.20%
Tyco International Group SA
6.375% due 10/15/2011	464,000	475,590
6.875% due 01/15/2029	125,000	117,474
		593,064

Mining - 0.06%
Vale Overseas, Ltd.
6.25% due 01/23/2017	165,000	166,220

Pharmaceuticals - 0.32%
AstraZeneca PLC
5.40% due 09/15/2012	400,000	407,715
Schering-Plough Corp.
6.55% due 09/15/2037	525,000	511,797
		919,512
Pipelines - 0.33%
Kinder Morgan Energy Partners LP
5.95% due 02/15/2018	478,000	465,941
Plains All American Pipeline LP
6.50% due 05/01/2018 (g)	506,000	504,119
		970,060

Real Estate - 0.87%
Health Care Property Investors, Inc., REIT
5.65% due 12/15/2013	615,000	578,059
ProLogis, REIT
6.625% due 05/15/2018	115,000	113,977
WEA Finance LLC
7.125% due 04/15/2018 (g)	1,305,000	1,354,236
Westfield Group
5.40% due 10/01/2012 (g)	481,000	471,661
		2,517,933

Retail - 0.21%
Wal-Mart Stores, Inc.
6.20% due 04/15/2038	610,000	599,362

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Retail Trade - 0.26%
Nordstrom, Inc.
7.00% due 01/15/2038	$450,000	$433,640
Target Corp.
7.00% due 01/15/2038	320,000	333,958
		767,598

Software - 0.45%
Oracle Corp.
4.95% due 04/15/2013	577,000	578,936
5.75% due 04/15/2018	726,000	721,616
		1,300,552

Telecommunications Equipment &
Services - 0.46%
Corning, Inc.
7.25% due 08/15/2036	145,000	144,116
France Telecom SA
7.75% due 03/01/2011	480,000	513,970
SBC Communications, Inc.
5.10% due 09/15/2014	665,000	659,772
		1,317,858

Telephone - 0.99%
AT&T, Inc.
5.60% due 05/15/2018	250,000	245,937
6.40% due 05/15/2038	249,000	241,984
British Telecommunications PLC
5.95% due 01/15/2018	568,000	555,898
Qwest Corp.
7.50% due 10/01/2014	690,000	686,550
Telecom Italia Capital SA
7.721% due 06/04/2038	255,000	256,608
Telefonica Emisiones SAU
5.855% due 02/04/2013	125,000	126,012
5.984% due 06/20/2011	740,000	748,797
		2,861,786

Tobacco - 0.17%
Philip Morris International, Inc.
5.65% due 05/16/2018	505,000	494,097

Transportation - 0.11%
Burlington Northern Santa Fe Corp.
5.75% due 03/15/2018	330,000	326,326

Utility Service - 0.15%
Pacificorp
6.25% due 10/15/2037	440,000	436,042
TOTAL CORPORATE BONDS (Cost $62,594,415)		$61,418,562

COLLATERALIZED MORTGAGE
OBLIGATIONS - 18.87%
American Tower Trust, Series 2007-1A, Class AFX
5.419% due 04/15/2037 (g)	484,000	476,248
Banc of America Commercial Mortgage, Inc.,
Series 2000-1, Class A2A
7.333% due 11/15/2031 (b)	504,231	516,781
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2, Class B
6.309% due 06/11/2035	143,000	147,996

The accompanying notes are an integral part of the financial statements.
31

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648% due 09/11/2036	$318,000	$311,286
Banc of America Commercial Mortgage, Inc.,
Series 2004-1, Class A4
4.76% due 11/10/2039	462,000	450,432
Banc of America Commercial Mortgage, Inc.,
Series 2004-2, Class A5
4.58% due 02/10/2014	78,000	74,481
Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.180% due 09/10/2047 (b)	413,000	404,841
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2000-WF1, Class A2
7.78% due 02/15/2032 (b)	1,433,000	1,485,215
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-ESA, Class C
4.937% due 05/14/2016 (g)	569,000	577,883
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR6, Class A6
4.825% due 11/11/2041	88,000	84,367
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-T18, Class A4
4.933% due 02/13/2042 (b)	316,000	304,605
Citigroup Commercial Mortgage Trust, Series
2008-C7, Class A4
6.299% due 12/10/2049 (b)	1,004,000	1,022,423
Citigroup Mortgage Loan Trust, Inc., Series 2005-9,
Class 21A2
5.50% due 11/25/2035	169,284	160,455
Citimortgage Alternative Loan Trust, Inc., Series
2006-A1, Class 1A6
6.00% due 04/25/2036	532,285	476,553
Commercial Mortgage Pass Through Certificates,
Series 2001-J2A, Class A2
6.096% due 07/16/2034	868,000	889,865
Countrywide Alternative Loan Trust,
Series 2006-OC6, Class 2A1
2.462% due 07/25/2036 (b)	456,772	429,605
CS First Boston Mortgage Securities Corp.,
Series 2001-CF2, Class A4
6.505% due 02/15/2034	325,328	336,539
CS First Boston Mortgage Securities Corp.,
Series 2001-CK1, Class A3
6.38% due 12/18/2035	184,193	189,986
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	385,011	389,546
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	363,000	374,543
CS First Boston Mortgage Securities Corp.,
Series 2002-CKS4, Class A2
5.183% due 11/15/2036	1,017,000	1,013,935
CS First Boston Mortgage Securities Corp.,
Series 2003-C4, Class A4
5.137% due 08/15/2036 (b)	238,000	235,622
CS First Boston Mortgage Securities Corp.,
Series 2003-C5, Class A4
4.90% due 12/15/2036 (b)	637,000	621,499

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
CS First Boston Mortgage Securities Corp.,
Series 2003-CK2, Class A4
4.801% due 03/15/2036	$180,000	$176,875
CS First Boston Mortgage Securities Corp.,
Series 2004-C2, Class A2
5.416% due 05/15/2036 (b)	285,000	281,836
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AAB
4.815% due 02/15/2038	159,000	155,527
DLJ Commercial Mortgage Corp.,
Series 1999-CG3, Class A1B
7.34% due 10/10/2032	435,122	447,362
DLJ Commercial Mortgage Corp.,
Series 2000-CKP1, Class A1B
7.18% due 11/10/2033	370,928	386,897
DLJ Commercial Mortgage Corp.,
Series 1999-CG2,Class A1B
7.30% due 06/10/2032	133,644	136,511
Federal Home Loan Bank,
Series 2007-2014, Class 1
5.34% due 03/20/2014	776,368	766,567
Federal Home Loan Mortgage Corp.
3.57% due 06/15/2029	36,643	36,313
Federal Home Loan Mortgage Corp.,
Series 2002-2542, Class ES
5.00% due 12/15/2017	686,000	681,897
Federal Home Loan Mortgage Corp.,
Series 2003-2558, Class BD
5.00% due 01/15/2018	520,000	511,877
Federal Home Loan Mortgage Corp.,
Series 2003-2583, Class TD
4.50% due 12/15/2013	652,216	651,560
Federal Home Loan Mortgage Corp.,
Series 2003-2590, Class NU
5.00% due 06/15/2017	381,000	387,822
Federal Home Loan Mortgage Corp.,
Series 2003-2603, Class KT
4.75% due 07/15/2014	676,983	676,731
Federal Home Loan Mortgage Corp.,
Series 2003-2623, Class AJ
4.50% due 07/15/2016	330,000	330,209
Federal Home Loan Mortgage Corp.,
Series 2003-2645, Class MK
3.50% due 07/15/2022	8,587	8,571
Federal Home Loan Mortgage Corp.,
Series 2003-2672, Class HA
4.00% due 09/15/2016	170,846	169,344
Federal Home Loan Mortgage Corp.,
Series 2003-2694, Class QG
4.50% due 01/15/2029	762,000	759,795
Federal Home Loan Mortgage Corp.,
Series 2003-2725, Class PC
4.50% due 05/15/2028	217,000	217,705
Federal Home Loan Mortgage Corp.,
Series 2004-2780, Class TB
3.00% due 12/15/2024	114,568	113,860
Federal Home Loan Mortgage Corp.,
Series 2004-2790, Class TN
4.00% due 05/15/2024	408,000	364,119

The accompanying notes are an integral part of the financial statements.
32

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.,
Series 2005-3017, Class TA
4.50% due 08/15/2035	$423,294	$418,765
Federal Home Loan Mortgage Corp.,
Series 2005-3035, Class PA
5.50% due 09/15/2035	288,654	292,395
Federal Home Loan Mortgage Corp.,
Series 2006-3104, Class QC
5.00% due 09/15/2031	585,000	582,552
Federal Home Loan Mortgage Corp.,
Series 2006-3117, Class PC
5.00% due 06/15/2031	408,000	412,013
Federal Home Loan Mortgage Corp.,
Series 2007-3268, Class HC
5.00% due 12/15/2032	273,000	271,664
Federal Home Loan Mortgage Corp.,
Series 2007-3289, Class PB
5.00% due 11/15/2029	327,000	330,070
Federal Home Loan Mortgage Corp.,
Series 2007-3298, Class VB
5.00% due 11/15/2025	302,000	284,463
Federal Home Loan Mortgage Corp.,
Series 2007-3316, Class HA
5.00% due 07/15/2035	970,167	969,672
Federal Home Loan Mortgage Corp.,
Series 2007-3351, Class PK
5.50% due 01/15/2032	1,167,000	1,181,588
Federal Home Loan Mortgage Corp.,
Series 2007-3372, Class BD
4.50% due 10/15/2022	339,000	314,130
Federal Home Loan Mortgage Corp., Series 3079,
Class MD
5.00% due 03/15/2034	533,000	515,019
Federal National Mortgage Association, Series
2001-T6, Class A
5.703% due 05/25/2011	43,475	44,079
Federal National Mortgage Association, Series
2003-92, Class NM
3.50% due 04/25/2013	357	355
Federal National Mortgage Association, Series
2007-26, Class BA
5.50% due 05/25/2029	130,000	130,665
Federal National Mortgage Association,
Series 2003-108, Class BE
4.00% due 11/25/2018	333,000	313,184
Federal National Mortgage Association,
Series 2003-113, Class PN
3.50% due 02/25/2013	394,776	394,473
Federal National Mortgage Association,
Series 2003-15, Class CH
4.00% due 02/25/2017	163,817	162,261
Federal National Mortgage Association,
Series 2003-16, Class PN
4.50% due 10/25/2015	217,690	218,092
Federal National Mortgage Association,
Series 2003-3, Class HJ
5.00% due 02/25/2018	324,000	321,185
Federal National Mortgage Association,
Series 2003-30, Class ET
3.50% due 08/25/2016	404,640	399,239

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association,
Series 2004-34, Class PL
3.50% due 05/25/2014	$147,556	$147,040
Federal National Mortgage Association,
Series 2004-60, Class PA
5.50% due 04/25/2034	278,557	282,349
Federal National Mortgage Association,
Series 2005-45, Class BA
4.50% due 11/25/2014	9,311	9,292
Federal National Mortgage Association,
Series 2005-58, Class MA
5.50% due 07/25/2035	244,540	247,494
Federal National Mortgage Association,
Series 2007-113, Class DB
4.50% due 12/25/2022	340,000	311,700
Federal National Mortgage Association,
Series 2007-30, Class MA
4.25% due 02/25/2037	679,414	658,888
Federal National Mortgage Association,
Series 2007-39, Class NA
4.25% due 01/25/2037	1,081,811	1,056,719
First Horizon Alternative Mortgage Securities,
Series 2006-RE1, Class A1
5.50% due 05/25/2035	529,412	486,908
First Union National Bank Commercial Mortgage,
Series 2000-C2, Class A2
7.202% due 10/15/2032	259,469	271,206
First Union National Bank Commercial Mortgage,
Series 1999-C4, Class A2
7.39% due 12/15/2031	20,904	21,553
First Union National Bank Commercial Mortgage,
Series 2001-C4, Class B
6.417% due 12/12/2033	188,000	195,253
GE Capital Commercial Mortgage Corp.,
Series 2001-2, Class A3
6.03% due 08/11/2033	181,770	184,680
GE Capital Commercial Mortgage Corp.,
Series 2004-C1, Class A3
4.596% due 11/10/2038	556,000	540,175
General Motors Acceptance Corp. Commercial
Mortgage Securities, Inc.,
Series 2004-C1, Class A1
3.118% due 03/10/2038	72,588	72,229
GMAC Commercial Mortgage Securities, Inc.,
Series 2000-C1, Class A2
7.724% due 03/15/2033 (b)	1,354,279	1,403,979
GMAC Commercial Mortgage Securities, Inc.,
Series 2000-C2, Class A2
7.455% due 08/16/2033 (b)	796,197	829,062
GMAC Commercial Mortgage Securities, Inc.,
Series 2000-C3, Class A2
6.957% due 09/15/2035	782,645	816,565
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C2, Class A2
6.70% due 04/15/2034	4,939,000	5,158,480
GMAC Commercial Mortgage Securities, Inc.,
Series 2002-C3, Class A2
4.93% due 07/10/2039	397,000	393,807
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C3, Class A4
5.023% due 04/10/2040	900,000	883,853

The accompanying notes are an integral part of the financial statements.
33

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Government National Mortgage Association,
Series 2006-3, Class A
4.212% due 01/16/2028	$105,926	$105,278
Government National Mortgage Association,
Series 2006-37, Class JG
5.00% due 07/20/2036	254,000	239,738
Government National Mortgage Association,
Series 2006-8, Class A
3.942% due 08/16/2025	148,241	147,378
GS Mortgage Securities Corp. II,
Series 1998-C1, Class B
6.97% due 10/18/2030	109,000	109,035
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-CB15, Class ASB
5.79% due 06/12/2043 (b)	276,000	274,572
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2002-C2, Class A2
5.05% due 12/12/2034	753,000	749,999
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2002-CIB5, Class A2
5.161% due 10/12/2037	149,000	148,961
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2004-C3, Class A1
3.765% due 01/15/2042	465,475	463,096
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP3, Class A1
4.655% due 08/15/2042	81,254	81,221
JP Morgan Commercial Mortgage Finance Corp.,
Series 2000-C10, Class A2
7.371% due 08/15/2032 (b)	275,988	285,257
LB-UBS Commercial Mortgage Trust,
Series 2001-C2, Class A2
6.653% due 11/15/2027	242,000	252,769
LB-UBS Commercial Mortgage Trust,
Series 2002-C2, Class A4
5.594% due 06/15/2031	651,000	660,229
LB-UBS Commercial Mortgage Trust,
Series 2003-C5, Class A2
3.478% due 07/15/2027	133,191	132,977
Morgan Stanley Capital I, Series 2003-IQ5, Class A4
5.01% due 04/15/2038	503,000	499,586
Morgan Stanley Capital I,
Series 2004-HQ3, Class A4
4.80% due 01/13/2041	334,000	323,408
Morgan Stanley Capital I,
Series 2005-HQ5, Class AAB
5.037% due 01/14/2042	444,000	435,059
Morgan Stanley Capital I,
Series 2005-HQ7, Class AAB
5.185% due 11/14/2042 (b)	950,000	932,265
Morgan Stanley Dean Witter Capital I,
Series 2001, Class A4
6.39% due 07/15/2033	380,868	393,978
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP1, Class A4
6.66% due 02/15/2033	338,395	350,740
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP5, Class A4
6.39% due 10/15/2035	32,000	33,171

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Dean Witter Capital I,
Series 2002-IQ2, Class A3
5.52% due 12/15/2035	$97,732	$98,394
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
2.502% due 02/25/2047 (b)	153,469	141,653
Salomon Brothers Mortgage Securities VII, Series
2002-KEY2, Class A2
4.467% due 03/18/2036	347,472	343,724
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	131,000	134,881
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C1, Class A4
6.287% due 04/15/2034	347,000	359,755
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C2, Class A4
4.98% due 11/15/2034	1,181,000	1,171,964
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C5, Class A2
3.989% due 06/15/2035	136,000	128,940
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C6, Class A3
4.957% due 08/15/2035	1,360,000	1,361,837
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.445% due 11/15/2035	197,000	195,881
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C9, Class A4
5.012% due 12/15/2035	808,000	786,981
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C10, Class A4
4.748% due 02/15/2041	1,610,000	1,544,710
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C11, Class A4
5.03% due 01/15/2041	379,000	379,016
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C18, Class A4
4.935% due 04/15/2042	105,000	101,408
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C20, Class A7
5.118% due 07/15/2042 (b)	878,000	854,465
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C21, Class A4
5.209% due 10/15/2044 (b)	331,000	326,434
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26, Class APB
5.997% due 06/15/2045	323,000	325,700
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $54,294,512)		$54,637,640

ASSET BACKED SECURITIES - 10.99%
Chase Issuance Trust, Series 2008-A4, Class A4
4.65% due 03/15/2015	2,298,000	2,259,580
Americredit Prime Automobile Receivable,
Series 2007-1, Class A3
5.12% due 11/08/2011 (b)	537,000	538,399
Capital Auto Receivables Asset Trust,
Series 2007-1, Class A3A
5.00% due 04/15/2011	613,000	618,664

The accompanying notes are an integral part of the financial statements.
34

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Capital Auto Receivables Asset Trust,
Series 2007-4A, Class A4
5.30% due 05/15/2014	$406,000	$404,212
Capital One Multi-Asset Execution Trust, Series
2006-A11, Class A11
2.805% due 06/17/2019 (b)	1,709,000	1,471,610
Capital One Multi-Asset Execution Trust, Series
2008-A3, Class A3
5.05% due 02/16/2016	5,153,000	5,018,538
Capital One Multi-Asset Execution Trust, Series
2008-A5, Class A5
4.85% due 02/18/2014	1,343,000	1,351,629
Capital One Multi-Asset Execution Trust,
Series 2007-A7, Class A7
5.75% due 07/15/2020	614,000	604,253
Citibank Credit Card Issuance Trust,
Series 2007-A8, Class A8
5.65% due 09/20/2019	420,000	410,861
Citibank Credit Card Issuance Trust,
Series 2008-A1, Class A1
5.35% due 02/07/2020	529,000	507,509
Citicorp Residential Mortgage Securities Inc, Series
2006-1, Class A1
5.956% due 07/25/2036	69,000	68,678
Citicorp Residential Mortgage Securities, Inc.,
Series 2006-1, Class A2
5.682% due 07/25/2036	282,000	277,583
Citicorp Residential Mortgage Securities, Inc.,
Series 2006-2, Class A2
5.557% due 09/25/2036	308,000	302,843
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
2.432% due 12/25/2036 (b)	333,427	315,238
CNH Equipment Trust, Series 2004-A, Class A4A
2.624% due 09/15/2011 (b)	197,089	197,099
Connecticut RRB Special Purpose Trust CL&P,
Series 2001-1, Class A5
6.21% due 12/30/2011	190,000	195,769
Countrywide Asset-Backed Certificates,
Series 2006-S1, Class A2
5.549% due 08/25/2021	450,972	417,283
Countrywide Asset-Backed Certificates,
Series 2007-3, Class 2A1
2.492% due 05/25/2047 (b)	146,242	139,599
Daimler Chrysler Auto Trust, Series 2008-B, Class
A3A
4.71% due 09/10/2012	247,000	246,503
Daimler Chrysler Auto Trust, Series 2008-B, Class
A4A
5.32% due 11/10/2014	343,000	341,817
Discover Card Master Trust I, Series 2006-2, Class
A2
2.745% due 01/16/2014 (b)	1,410,000	1,347,218
Discover Card Master Trust, Series 2008-A3, Class
A3
5.10% due 10/15/2013	1,872,000	1,879,312
Discover Card Master Trust,
Series 2007-A1, Class A1
5.65% due 03/16/2020	2,038,000	2,012,208

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261% due 04/25/2037 (g)	$480,000	$406,930
Ford Credit Auto Owner Trust, Series 2008-C,
Class A4A
5.16% due 04/15/2013	2,397,000	2,392,880
Ford Credit Floorplan Master Owner Trust, Series
2006-4, Class A
2.764% due 06/15/2013 (b)	783,000	699,317
Great America Leasing Receivables,
Series 2006-1, Class A3
5.34% due 01/15/2010 (g)	379,404	380,998
Harley-Davidson Motorcycle Trust, Series 2007-1,
Class A3
5.22% due 03/15/2012	132,000	133,478
Harley-Davidson Motorcycle Trust, Series 2007-2,
Class A4
5.12% due 08/15/2013	281,000	283,195
Harley-Davidson Motorcycle Trust,
Series 2008-1, Class A3A
4.25% due 02/15/2013	361,000	359,308
Hyundai Auto Receivables Trust,
Series 2007-A, Class A3A
5.04% due 01/17/2012	147,000	147,939
M.A.S.Transactions Asset Backed Securities Trust,
Series 2005-AB1, Class A1B
5.143% due 11/25/2035 (b)	4,049	4,037
Morgan Stanley ABS Capital I,
Series 2006-WMC1, Class A2A
2.462% due 12/25/2035 (b)	2,706	2,699
Morgan Stanley ABS Capital I,
Series 2007-HE2, Class A2A
2.432% due 01/25/2037 (b)	150,343	146,156
Morgan Stanley Home Equity Loans,
Series 2007-1, Class A1
2.442% due 12/25/2036 (b)	133,585	131,998
Nissan Auto Receivables Owner Trust,
Series 2007-B, Class A4
5.16% due 03/17/2014	1,550,000	1,555,709
Ownit Mortgage Loan Asset-Backed
Certificates, Series 2006-1, Class AF1
1.00% due 12/25/2036	35,376	35,258
Providian Master Note Trust, Series 2006-A1A,
Class A
2.745% due 01/15/2013 (b)	392,000	388,359
Residential Asset Mortgage Products, Inc.,
Series 2003-RS7, Class AI6
5.34% due 08/25/2033	173,472	159,587
SLM Student Loan Trust, Series 2005-3, Class A4
2.99% due 04/27/2020 (b)	273,000	267,992
Swift Master Auto Receivables Trust, Series
2007-1, Class A
2.614% due 06/15/2012 (b)	210,000	198,521
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A3
5.41% due 08/12/2011	831,740	830,423
Triad Auto Receivables Owner Trust,
Series 2006-C, Class A3
5.26% due 11/14/2011	196,414	194,462
USAA Auto Owner Trust, Series 2008-2, Class A4
5.16% due 11/15/2013	100,000	98,840

The accompanying notes are an integral part of the financial statements.
35

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Volkswagen Auto Loan Enhanced Trust, Series
2008-1, Class A3
4.50% due 07/20/2012	$412,000	$407,107
Washington Mutual Master Note Trust, Series
2007-A1, Class A1
2.745% due 03/17/2014 (b)	825,000	781,646
Washington Mutual Master Note Trust, Series
2007-A2, Class A2
2.745% due 05/15/2014 (b)	167,000	155,493
Washington Mutual Master Note
Trust, Series 2006-A2A, Class A
2.564% due 06/15/2015 (b)(g)	462,000	411,252
WFS Financial Owner Trust,
Series 2005-3, Class A3A
4.25% due 06/17/2010	11,807	11,822
World Omni Auto Receivables Trust,
Series 2007-B, Class A3A
5.28% due 01/17/2012	310,000	312,308
TOTAL ASSET BACKED SECURITIES
(Cost $32,102,958)		$31,824,119

SHORT TERM INVESTMENTS - 7.54%
Deutsche Bank Financial LLC
2.15% due 06/02/2008	$4,368,000	$4,367,739
Federal Home Loan Bank
zero coupon due 06/02/2008	4,368,000	4,367,770
JP Morgan Chase & Company
1.90% due 06/02/2008	4,368,000	4,367,769
Rabobank USA Financial Company
2.00% due 06/02/2008	4,368,000	4,367,757
UBS Finance Delaware LLC
2.20% due 06/02/2008	4,368,000	4,367,733
TOTAL SHORT TERM INVESTMENTS
(Cost $21,838,768)		$21,838,768
Total Investments (Core Bond Fund)
(Cost $327,684,518) - 112.80%		$326,573,337
Liabilities in Excess of Other Assets - (12.80)%		(37,065,992)
TOTAL NET ASSETS - 100.00%		$289,507,345

Core Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.56%

Banking - 1.00%
Wachovia Corp.	365,600	$8,701,280

Biotechnology - 1.86%
Amgen, Inc. *	369,225	16,256,977

Cable & Television - 3.09%
Time Warner, Inc.	1,699,800	26,992,824

Computers & Business Equipment - 8.99%
Cisco Systems, Inc. *	818,600	21,872,992
Hewlett-Packard Company	614,100	28,899,546

Core Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment
(continued)
International Business Machines Corp.	213,900	$27,685,077
		78,457,615
Electrical Utilities - 7.44%
AES Corp. *	3,329,200	64,852,816

Financial Services - 17.69%
Capital One Financial Corp.	364,300	17,530,116
Citigroup, Inc.	1,380,720	30,223,961
Countrywide Financial Corp.	2,061,900	10,845,594
Federal Home Loan Mortgage Corp.	1,279,600	32,527,432
Goldman Sachs Group, Inc.	35,500	6,262,555
JP Morgan Chase & Company	862,400	37,083,200
Merrill Lynch & Company, Inc.	451,200	19,816,704
		154,289,562
Healthcare Services - 4.39%
UnitedHealth Group, Inc.	1,119,400	38,294,674

Holdings Companies/Conglomerates - 3.62%
General Electric Company	1,028,000	31,580,160

Homebuilders - 1.89%
Beazer Homes USA, Inc.	45,208	314,196
Centex Corp.	306,310	5,767,817
Pulte Homes, Inc.	580,000	7,093,400
Ryland Group, Inc.	118,108	3,283,402
		16,458,815
Insurance - 8.22%
Aetna, Inc.	992,600	46,811,016
American International Group, Inc.	691,600	24,897,600
		71,708,616
Internet Content - 7.51%
Google, Inc., Class A *	56,700	33,214,860
Yahoo!, Inc. *	1,205,500	32,259,180
		65,474,040
Internet Retail - 12.09%
Amazon.com, Inc. *	723,100	59,019,422
eBay, Inc. *	1,239,200	37,188,392
Expedia, Inc. *	380,133	9,218,225
		105,426,039
Leisure Time - 2.20%
Electronic Arts, Inc. *	383,000	19,226,600

Photography - 2.68%
Eastman Kodak Company	1,527,848	23,406,631

Retail Trade - 5.10%
J.C. Penney Company, Inc.	372,400	14,985,376
Sears Holdings Corp. *	348,300	29,507,976
		44,493,352
Semiconductors - 2.11%
Texas Instruments, Inc.	567,600	18,435,648

Software - 2.22%
CA, Inc.	729,500	19,360,930

Steel - 0.45%
Nucor Corp.	52,100	3,897,080

The accompanying notes are an integral part of the financial statements.
36

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telephone - 6.01%
Qwest Communications International, Inc.	6,665,600	$32,328,160
Sprint Nextel Corp.	2,145,700	20,083,752
		52,411,912
TOTAL COMMON STOCKS (Cost $965,489,199)		$859,725,571

REPURCHASE AGREEMENTS - 1.47%
Repurchase Agreement with State
Street Corp. dated 05/31/2008 at
1.83% to be repurchased at
$12,818,955 on 6/1/2008,
collateralized by $12,930,000
Federal Home Loan Mortgage
Corp., 4.4% due 03/05/2013
(valued at $13,075,463, including
interest)	$12,817,000	$12,817,000
TOTAL REPURCHASE AGREEMENTS
(Cost $12,817,000)		$12,817,000
Total Investments (Core Equity Fund)
(Cost $978,306,199) - 100.03%		$872,542,571
Liabilities in Excess of Other Assets - (0.03)%		(290,911)
TOTAL NET ASSETS - 100.00%		$872,251,660

Emerging Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.94%

Aerospace - 3.29%
AAR Corp. *	83,000	$1,600,240
Aerovironment, Inc. *	109,725	2,916,490
		4,516,730
Banking - 3.02%
IBERIABANK Corp.	39,855	2,101,953
PrivateBancorp, Inc. (a)	54,133	2,050,558
		4,152,511
Biotechnology - 0.96%
Exelixis, Inc. *	209,704	1,325,329

Broadcasting - 0.88%
Acacia Research - Acacia Technologies *	223,109	1,211,482

Business Services - 8.18%
Barrett Business Services, Inc.	32,222	423,719
Constant Contact, Inc. * (a)	134,633	2,584,954
Euronet Worldwide, Inc. * (a)	93,299	1,824,928
FTI Consulting, Inc. *	39,734	2,386,424
Hill International, Inc. *	150,172	2,425,278
Tyler Technologies, Inc. *	101,189	1,594,739
		11,240,042
Commercial Services - 2.92%
Providence Service Corp. *	79,596	2,105,314
Stantec, Inc. *	65,329	1,907,607
		4,012,921

Emerging Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment - 1.93%
Lasercard Corp. *	125,263	$916,925
Synaptics, Inc. * (a)	40,472	1,730,988
		2,647,913
Drugs & Health Care - 1.79%
Matrixx Initiatives, Inc. *	148,771	2,457,697

Electronics - 2.64%
Enersys *	46,500	1,451,265
Medis Technologies, Ltd. * (a)	351,600	2,176,404
		3,627,669
Energy - 3.28%
InterOil Corp. * (a)	174,282	4,505,190

Financial Services - 2.70%
FCStone Group, Inc. *	45,274	1,771,571
Portfolio Recovery Associates, Inc. * (a)	47,363	1,946,146
		3,717,717
Food & Beverages - 1.20%
Smart Balance, Inc. * (a)	199,046	1,648,101

Healthcare Products - 12.76%
Align Technology, Inc. *	159,938	2,106,384
Caliper Life Sciences, Inc. * (a)	232,678	832,987
Micrus Endovascular Corp. *	74,681	844,642
Nuvasive, Inc. * (a)	66,128	2,799,198
ResMed, Inc. *	61,110	2,407,123
RTI Biologics, Inc. *	109,787	1,092,381
SenoRx, Inc. *	120,089	870,645
Somanetics Corp. *	126,669	2,239,508
SonoSite, Inc. *	79,224	2,433,761
Spectranetics Corp. *	174,979	1,907,271
		17,533,900
Healthcare Services - 0.99%
Healthextras, Inc. *	43,631	1,363,469

Hotels & Restaurants - 1.97%
McCormick & Schmick's Seafood
Restaurants, Inc. *	70,385	670,065
Texas Roadhouse, Inc., Class A *	184,193	2,031,649
		2,701,714
Industrial Machinery - 1.87%
Flow International Corp. *	252,952	2,569,992

Insurance - 2.42%
Infinity Property & Casualty Corp.	39,375	1,587,600
ProAssurance Corp. *	33,953	1,739,412
		3,327,012
Internet Content - 1.08%
TechTarget, Inc. * (a)	122,120	1,482,537

Leisure Time - 5.58%
Bally Technologies, Inc. *	49,649	2,234,701
Imax Corp. *	533,200	3,855,036
Pinnacle Entertainment, Inc. *	72,711	1,008,502
Progressive Gaming International Corp. * (a)	390,050	565,573
		7,663,812

The accompanying notes are an integral part of the financial statements.
37

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Life Sciences - 0.67%
Sequenom, Inc. *	119,938	$922,323

Manufacturing - 3.91%
Force Protection, Inc. * (a)	600,912	2,565,894
iRobot Corp. * (a)	200,797	2,815,174
		5,381,068
Medical-Hospitals - 1.32%
Electro-Optical Sciences, Inc. *	194,869	1,812,282

Metal & Metal Products - 2.05%
Fushi Copperweld, Inc. *	51,333	1,042,573
Haynes International, Inc. * (a)	25,941	1,772,549
		2,815,122
Petroleum Services - 2.02%
Superior Energy Services, Inc. *	51,770	2,779,531

Pharmaceuticals - 4.24%
AMAG Pharmaceuticals, Inc. * (a)	48,850	1,954,000
BioForm Medical, Inc. *	207,411	916,757
Inspire Pharmaceuticals, Inc. *	264,809	1,038,051
Medicis Pharmaceutical Corp., Class A	80,801	1,921,448
		5,830,256
Publishing - 1.46%
VistaPrint, Ltd. * (a)	63,978	2,003,791

Retail Trade - 1.58%
Hibbett Sports, Inc. *	103,252	2,170,357

Semiconductors - 7.62%
FormFactor, Inc. *	87,793	1,916,521
Mattson Technology, Inc. *	304,329	1,527,732
Netlogic Microsystems, Inc. * (a)	63,982	2,415,960
Rubicon Technology, Inc. * (a)	42,241	966,052
Tessera Technologies, Inc. *	89,925	1,894,720
Varian Semiconductor Equipment Associates,
Inc. *	46,039	1,750,863
		10,471,848
Software - 7.33%
Allscripts Healthcare Solution, Inc. * (a)	144,955	1,801,790
Concur Technologies, Inc. *	74,352	2,726,488
FARO Technologies, Inc. *	71,530	2,050,765
Magma Design Automation, Inc. *	189,500	1,430,725
Progress Software Corp. *	66,184	2,060,970
		10,070,738
Telecommunications Equipment &
Services - 1.74%
Comtech Telecommunications Corp. *	51,699	2,393,664

Trucking & Freight - 2.54%
ID Systems, Inc. * (a)	220,141	1,620,238
Landstar Systems, Inc.	33,530	1,868,291
		3,488,529
TOTAL COMMON STOCKS (Cost $141,319,770)		$131,845,247

Emerging Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.13%

Medical-Hospitals - 0.13%
Electro-Optical Sciences, Inc.
(Expiration Date: 10/31/2011, Strike
Price: $6.70) *	5,396	$19,976
(Expiration Date: 08/03/2012, Strike
Price: $8.00) *	45,653	162,379
		182,355
TOTAL WARRANTS (Cost $0)		$182,355

CONVERTIBLE BONDS - 0.75%

Energy - 0.75%
InterOil Corp.
8.00% due 05/09/2013 (g)	1,025,000	1,025,000
TOTAL CONVERTIBLE BONDS (Cost $1,025,000)		$1,025,000

SHORT TERM INVESTMENTS - 28.53%
John Hancock Cash
Investment Trust, 2.5216% (c)(h)	$39,207,466	$39,207,466
TOTAL SHORT TERM INVESTMENTS
(Cost $39,207,466)		$39,207,466
Total Investments (Emerging Growth Fund)
(Cost $181,552,236) - 125.35%		$172,260,068
Liabilities in Excess of Other Assets - (25.35)%		(34,836,207)
TOTAL NET ASSETS - 100.00%		$137,423,861

Emerging Markets Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.06%

Brazil - 5.64%
Aracruz Celulose SA, SADR	26,821	$2,433,738
Braskem SA, SADR	119,002	1,936,163
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR *	15,900	750,162
Empresa Brasileira de Aeronautica SA, ADR	700	26,264
Eternit SA	30,000	176,698
Gerdau SA, SADR	341,389	17,055,794
Perdigao SA, SADR *	55,763	3,663,629
Sadia SA, SADR	152,429	3,885,415
Ultrapar Participacoes SA, ADR	12,800	510,208
Votorantim Celulose & Papel SA, SADR *	102,450	3,448,467
		33,886,538
Chile - 3.29%
Cementos Bio Bio SA	2,795	5,701
Cia General de Electricidad *	39,507	283,691
Cintac SA	78,352	49,250
Companhia de Consumidores de Gas de
Santiago SA	6,504	28,428
Companhia Sudamericana de Vapores SA	502,052	804,621
Compania de Telecomunicaciones de Chile
SA, SADR	214,262	1,446,269
Corpbanca SA, SADR	4,488	136,884
Cristalerias de Chile SA	7,289	72,822

The accompanying notes are an integral part of the financial statements.
38

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Chile (continued)
Empresas CMPC SA	50,075	$1,766,617
Empresas Copec SA	337,656	5,113,579
Empresas Iansa SA	439,146	24,679
Enersis SA, SADR	459,633	8,737,623
Industrias Forestales SA	77,846	16,690
Madeco SA, SADR	41,779	472,520
Masisa SA	2,957,145	658,580
Soquimich Comercial SA	129,645	80,952
Vina San Pedro SA	9,342,203	62,223
		19,761,129
China - 4.81%
AviChina Industry & Technology Company,
Ltd. *	824,000	127,762
Bank of China, Ltd.	14,925,000	7,611,771
Beijing Capital International Airport Company,
Ltd., Class H	838,000	859,058
BYD Company, Ltd., H Shares	536,000	847,556
Chaoda Modern Agriculture Holdings, Ltd.	1,592,900	2,241,193
China Construction Bank	726,000	646,561
China Petroleum & Chemical Corp., SADR	9,100	917,917
China Shipping Container Lines Company, Ltd.	1,097,850	544,430
China Travel International Investment
Hong Kong, Ltd.	2,864,000	1,152,367
Dongfeng Motor Group Company, Ltd.	2,780,000	1,389,305
Guangshen Railway Company, Ltd., Class H	110,000	55,254
Guangshen Railway Company, Ltd., SADR	25,600	648,192
Hunan Non Ferrous Metal Corp., Ltd.	1,656,000	553,846
Industrial & Commercial Bank of China, Ltd.	832,000	621,556
Maanshan Iron & Steel Company, Ltd.	1,682,000	1,256,559
PetroChina Company, Ltd., SADR	19,800	2,822,490
PICC Property & Casualty Company, Ltd.,
Class H	2,246,000	1,752,731
Qingling Motors Company, Ltd.	580,000	105,537
Semiconductor Manufacturing International
Corp., SADR *	209,323	699,139
Semiconductor Manufacturing
International Corp. *	6,395,000	393,342
Shanghai Electric Group Company, Ltd. *	2,739,000	1,621,520
Sinopec Shanghai Petrochemical Company,
Ltd., SADR	22,600	920,272
Sinopec Yizheng Chemical Fibre
Company, Ltd. *	1,404,000	305,847
Sinotrans, Ltd., Class H	1,330,000	356,194
ZTE Corp., Class H	85,400	418,032
		28,868,431
Czech Republic - 0.85%
Telefonica Czech Republic AS	102,949	3,249,318
Unipetrol AS *	111,126	1,858,647
		5,107,965
Hong Kong - 7.28%
Amvig Holdings, Ltd.	432,000	473,302
Baoye Group Company, Ltd.	110,000	69,773
Beijing Capital Land, Ltd.	424,000	145,609
Beijing Enterprises Holdings, Ltd.	442,000	1,631,184
Brilliance China Automotive Holdings, Ltd. *	2,276,000	352,895
Catic Shenzhen Holdings, Ltd.	140,000	132,754

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
China Aerospace International Holdings, Ltd. *	1,053,400	$128,235
China Everbright, Ltd.	699,000	1,674,970
China Green Holdings, Ltd.	216,000	285,088
China Haidian Holdings, Ltd. *	726,000	58,609
China Pharmaceutical Group, Ltd.	794,000	351,017
China Rare Earth Holdings, Ltd.	520,000	124,604
China Resources Enterprises, Ltd.	778,000	2,577,083
China Shineway Pharmaceutical Group, Ltd.	101,000	75,065
China Unicom, Ltd., SADR	355,300	8,097,287
China Unicom, Ltd.	234,000	554,123
Chongqing Iron & Steel Company, Ltd. *	306,000	147,042
Citic Pacific, Ltd.	1,011,923	4,343,908
CNPC Hong Kong, Ltd.	2,380,000	1,250,400
COFCO International, Ltd.	772,000	372,947
Comba Telecom Systems Holdings, Ltd.	254,000	88,856
Cosco International Holdings, Ltd.	568,000	347,908
Cosco Pacific, Ltd.	1,090,000	2,064,378
Dalian Port PDA Company, Ltd.	822,000	531,926
Denway Motors, Ltd.	4,758,000	2,225,387
Digital China Holdings, Ltd.	103,000	74,572
Dynasty Fine Wines Group, Ltd.	654,000	135,763
Enerchina Holdings, Ltd. *	162,500	6,039
First Tractor Company, Ltd.	134,000	58,725
Fu Ji Food & Catering Services Holdings, Ltd.	233,000	293,194
Geely Automobile Holdings Company, Ltd.	2,210,000	266,200
Global Bio-Chem Technology
Group Company, Ltd.	1,294,000	552,162
Great Wall Motor Company, Ltd.	211,000	211,706
Great Wall Technology Company, Ltd. *	142,000	30,569
Guangzhou Pharmaceutical Company, Ltd.	46,000	41,261
Hainan Meilan International Airport Company,
Ltd.	63,000	75,885
Harbin Power Equipment Company, Ltd.	554,000	1,040,716
HKC Holdings, Ltd.	3,309,000	665,709
Hopson Development Holdings, Ltd., GDR	596,000	1,270,831
Innomaxx Biotechnology Group, Ltd. *	1,658,000	180,589
Jingwei Textile Machinery Company, Ltd.	62,000	15,890
Kingway Brewery Holdings, Ltd.	446,000	84,583
Lianhua Supermarket Holdings, Ltd.	64,000	88,407
Lingbao Gold Company, Ltd.	134,000	63,876
Minmetals Resources, Ltd.	900,000	415,177
Neo-China Group Holdings, Ltd.	341,500	111,588
Nine Dragons Paper Holdings, Ltd.	1,261,000	1,373,480
Shanghai Industrial Holdings, Ltd.	520,000	1,922,372
Shanghai Prime Machinery Company, Ltd.	222,000	58,033
Shanghai Real Estate, Ltd.	1,132,000	179,869
Shenzhen International Holdings, Ltd.	5,815,000	625,918
Shenzhen Investment, Ltd.	1,778,000	733,628
Shenzhou International Group Holdings, Ltd.	204,000	58,033
Shimao Property Holdings, Ltd., GDR	1,450,000	2,415,459
SinoCom Software Group, Ltd.	17,000	3,050
Sinolink Worldwide Holdings, Ltd.	1,362,000	247,830
Sinopec Kantons Holdings, Ltd.	446,000	84,012
Skyworth Digital Holdings, Ltd.	828,000	93,369
Stone Group Holdings, Ltd.	750,000	57,663
TCL Communication Technology
Holdings, Ltd. *	2,206,000	70,670

The accompanying notes are an integral part of the financial statements.
39

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
TCL Multimedia Technology Holdings, Ltd. *	1,746,000	$81,663
Tianjin Capital Environmental Protection	104,000	39,314
TPV Technology, Ltd.	1,188,000	730,712
Travelsky Technology, Ltd., Class H	440,000	349,569
Weiqiao Textile Company, Ltd.	385,000	407,501
Xiamen International Port Company, Ltd.	358,000	111,016
Xiwang Sugar Holdings Company, Ltd.	440,000	171,402
Zhejiang Glass Company, Ltd. *	116,000	97,064
		43,699,419
Hungary - 2.95%
Danubius Hotel and Spa PLC *	518	23,235
Egis Gyogyszergyar Nyrt.	3,828	422,150
Fotex PLC *	65,740	301,897
Gedeon Richter Rt.	12,289	2,706,476
MOL Magyar Olaj & Gazipari Rt. *	72,209	10,886,898
OTP Bank Rt. *	67,660	3,059,002
Pannonplast PLC *	16,510	152,492
Raba Jarmuipari Holding Nyilvanosan
Mukodo Rt. *	11,794	138,074
Synergon Information Systems, Ltd. *	2,700	20,642
		17,710,866
India - 9.57%
Aditya Birla Nuvo, Ltd. *	7,200	243,364
Ador Welding, Ltd.	8,367	29,404
Aftek, Ltd.	28,741	31,682
Alembic, Ltd.	38,000	49,855
Alok Industries, Ltd.	72,774	108,677
Ambuja Cements, Ltd.	604,511	1,356,252
Amtek Auto, Ltd.	40,948	279,706
Ansal Properties & Infrastructure, Ltd.	9,294	28,853
Apollo Hospitals Enterprise, Ltd.	17,400	200,824
Apollo Tyres, Ltd. *	154,850	154,102
Arvind Mills, Ltd. *	104,142	110,385
Ashapura Minechem, Ltd.	5,400	28,650
Ashok Leyland, Ltd. *	432,251	364,494
Aurobindo Pharma, Ltd.	20,097	143,479
Avaya Global Connect, Ltd.	5,668	22,422
Aztecsoft, Ltd.	22,751	38,048
Bajaj Auto Finance, Ltd.	11,946	75,691
Bajaj Auto, Ltd.	24,676	378,960
Bajaj Auto, Ltd.	24,676	332,288
Bajaj Finserv, Ltd. *	24,676	376,054
Bajaj Hindusthan, Ltd.	38,278	170,630
Ballarpur Industries, Ltd.	218,226	178,878
Balmer Lawrie & Company, Ltd.	1,500	13,956
Balrampur Chini Mills, Ltd. *	78,680	170,685
Bank of Maharashtra	130,888	137,963
Bank of Rajasthan	39,971	104,458
BASF India, Ltd.	16,182	97,195
Bata India, Ltd.	25,249	97,832
Bharat Earth Movers, Ltd.	13,744	348,335
Bharat Forge, Ltd.	6,300	38,285
Bhushan Steel, Ltd.	16,585	359,397
Biocon, Ltd.	16,986	184,783
Birla Corp., Ltd.	10,098	50,306

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

India (continued)
BOC India, Ltd.	9,300	$34,644
Bombay Dyeing & Manufacturing Company,
Ltd.	6,668	139,415
Bosch Chassis Systems India, Ltd.	2,280	23,093
Cadila Healthcare, Ltd. *	6,700	46,855
Ceat, Ltd.	19,541	44,302
Chambal Fertilizers & Chemicals, Ltd.	122,930	245,976
Chi Investments, Ltd. *	6,513	9,082
Cholamandalam DBS Finance, Ltd.	7,563	25,350
City Union Bank, Ltd.	58,500	40,236
Coromandel Fertilisers, Ltd.	12,000	36,293
Cranes Software International, Ltd. *	3,000	9,045
Dabur Pharma, Ltd. *	32,000	55,023
Dalmia Cement Bharat, Ltd.	6,800	44,847
DCM Shriram Consolidated, Ltd.	26,804	39,017
Deepak Fertilizers & Petrochemicals Corp.,
Ltd.	34,858	86,088
Dr. Reddy's Laboratories, Ltd., ADR	133,510	2,172,208
Eicher Motors, Ltd.	8,302	58,889
EID Parry India, Ltd.	18,099	84,239
EIH, Ltd.	108,400	325,800
Elder Pharmaceuticals, Ltd.	3,200	26,833
Electrosteel Castings, Ltd.	47,000	53,249
Escorts, Ltd. *	36,222	81,309
Essel Propack, Ltd.	6,500	5,052
Eveready Industries, Ltd. *	21,000	22,036
Federal Bank, Ltd.	67,848	351,585
Finolex Cables, Ltd.	27,100	43,566
Finolex Industries, Ltd.	62,340	102,419
Gammon India, Ltd.	28,239	274,042
Graphite India, Ltd.	75,397	119,875
Great Eastern Shipping Company, Ltd.	51,772	614,789
GTL, Ltd.	48,244	273,294
Gujarat Alkalies & Chemicals, Ltd.	35,989	166,149
Gujarat Ambuja Exports, Ltd.	15,000	15,193
Gujarat Flourochemicals, Ltd.	7,763	36,205
Gujarat Narmada Valley Fertilizers Company,
Ltd.	51,735	185,529
Gujarat State Fertilisers & Chemicals, Ltd.	17,219	72,173
HCL Infosystems, Ltd.	63,711	249,111
HEG, Ltd.	13,300	92,102
Hexaware Technologies, Ltd.	38,931	56,120
Himatsingka Seide, Ltd. *	4,000	4,522
Hinduja TMT, Ltd.	5,652	40,871
Hindustan Construction Company, Ltd.	60,588	168,114
Hindustan Motors, Ltd. *	62,438	44,194
Hotel Leela Venture, Ltd.	112,844	112,432
ICI India, Ltd.	4,700	65,316
ICICI Bank, Ltd., SADR	213,941	8,071,994
iGATE Global Solutions, Ltd.	19,459	185,263
India Cements, Ltd.	65,673	248,120
India Glycols, Ltd.	14,305	99,062
Indian Hotels Company, Ltd.	353,108	931,530
IndusInd Bank, Ltd.	88,148	160,184
Industrial Development Bank of India, Ltd.	234,735	483,237
Infomedia India, Ltd.	7,700	36,818
Ipca Laboratories, Ltd.	4,298	60,236

The accompanying notes are an integral part of the financial statements.
40

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

India (continued)
Jammu & Kashmir Bank, Ltd. *	14,831	$223,574
JB Chemicals & Pharmaceuticals, Ltd.	21,800	22,439
JBF Industries, Ltd.	33,159	86,383
Jet Airways India, Ltd.	16,718	212,248
Jindal Saw, Ltd.	13,753	187,077
Jindal Stainless, Ltd.	44,557	145,357
JK Tyre & Industries, Ltd.	10,900	30,552
JSW Steel, Ltd.	51,671	1,382,721
Karnataka Bank, Ltd.	37,698	178,034
Karur Vysya Bank, Ltd.	21,841	186,823
Kesoram Industries, Ltd. *	9,260	72,490
Kirloskar Oil Engines, Ltd.	57,456	135,334
LIC Housing Finance, Ltd.	34,065	273,050
Mahindra & Mahindra, Ltd.	195,127	2,704,799
Mangalam Cement, Ltd.	14,461	40,636
Maruti Udyog, Ltd.	65,711	1,183,665
Mastek, Ltd.	11,271	106,458
Matrix Laboratories, Ltd. *	58,149	254,894
Mercator Lines, Ltd.	105,166	293,910
Monnet Ispat & Energy, Ltd.	17,433	240,625
Moser Baer India, Ltd.	70,858	302,926
MRF, Ltd.	680	65,029
Mukand, Ltd.	28,732	61,179
Nagarjuna Construction Company, Ltd.	69,234	319,140
Nagarjuna Fertilizers & Chemicals, Ltd. *	229,114	255,261
Nahar Spinning Mills, Ltd.	6,600	8,861
Natco Pharma, Ltd.	7,500	14,954
National Organic Chemical Industries, Ltd.	80,241	48,479
Navneet Publications India, Ltd.	46,585	99,523
Nirma, Ltd. *	20,100	74,804
OCL India, Ltd. *	1,500	4,240
Orchid Chemicals & Pharmaceuticals, Ltd.	28,645	162,606
Orient Paper & Industries, Ltd.	51,770	48,167
Patni Computer Systems, Ltd.	38,484	247,601
Petronet LNG, Ltd.	240,816	398,477
Polaris Software Lab, Ltd. *	39,735	97,945
Prism Cement, Ltd.	45,201	40,405
PSL, Ltd.	6,900	60,947
PTC India, Ltd.	68,932	143,693
Punjab Tractors, Ltd. *	18,068	98,735
Rain Commodities, Ltd. *	13,972	71,547
Raymond, Ltd.	13,679	80,550
Rei Agro, Ltd. *	13,901	541,895
Reliance Industries, Ltd., GDR (g)	117,696	13,417,344
Rolta India, Ltd.	58,756	421,416
Ruchi Soya Industries, Ltd.	67,815	158,136
Sakthi Sugars, Ltd.	25,066	45,846
Seamec, Ltd. *	14,000	50,124
Shasun Chemicals & Drugs, Ltd.	16,408	20,213
Shriram Transport Finance Company, Ltd.	51,252	416,487
Sicagen India, Ltd. *	4,881	0
Sical Logistics, Ltd. *	4,881	18,050
SKF India, Ltd.	4,700	29,127
Sonata Software, Ltd.	23,000	18,555
South Indian Bank, Ltd.	37,494	120,770
SREI Infrastructure Finance, Ltd.	24,771	82,706

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

India (continued)
SRF, Ltd.	37,385	$103,248
Sterlite Optical Technologies, Ltd.	20,008	97,578
Strides Arcolab, Ltd.	13,608	51,925
Syndicate Bank, Ltd.	189,537	311,617
Tata Chemicals, Ltd.	71,422	679,649
Tata Communications, Ltd., ADR	41,383	1,005,193
Tata Investment Corp., Ltd.	6,928	96,034
Tata Metaliks, Ltd.	7,900	31,540
Tata Motors, Ltd., SADR	64,300	891,198
Tata Motors, Ltd.	157,232	2,136,918
Tata Steel, Ltd.	59,965	1,275,430
Tele Data Informatics, Ltd.	47,214	19,684
Teledata Marine Solutions *	23,607	19,045
Teledata Technology Solutions *	23,607	19,045
Tube Investments of India, Ltd.	62,323	68,408
TVS Motor Company, Ltd.	63,451	54,401
United Phosphorus, Ltd. *	66,463	538,373
Usha Martin, Ltd.	106,610	238,557
Uttam Galva Steels, Ltd. *	56,948	52,984
Varun Shipping Company, Ltd.	62,246	114,947
Vimta Labs, Ltd.	13,038	22,357
Wockhardt, Ltd.	24,300	169,994
Zee Entertainment Enterprises, Ltd.	11,630	63,074
Zensar Technologies, Ltd.	12,328	40,943
Zuari Industries, Ltd.	3,500	19,951
		57,507,719
Indonesia - 3.10%
Apexindo Pratama Duta Tbk PT *	1,393,500	297,699
Astra Graphia Tbk PT	606,500	39,066
Astra International Tbk PT	2,452,500	5,528,986
Bakrie & Brothers Tbk PT *	5,064,750	288,171
Bakrieland Development Tbk PT *	11,972,500	533,396
Bank Central Asia Tbk PT	5,500,000	1,638,486
Bank Danamon Indonesia Tbk PT	2,231,000	1,365,185
Bank Niaga Tbk PT	4,865,500	501,436
Bank Pan Indonesia Tbk PT *	7,458,500	496,433
Berlian Laju Tanker Tbk PT	2,440,500	543,643
Bhakti Investama Tbk PT	3,342,825	193,787
Charoen Pokphand Indonesia Tbk PT	2,106,000	246,435
Ciputra Surya Tbk PT *	971,000	56,290
Davomas Abadi Tbk PT *	8,435,500	217,340
Enseval Putera Megatrading Tbk PT	1,104,500	66,400
Global Mediacom Tbk PT	730,000	40,751
Gudang Garam Tbk PT	400,500	318,164
Holcim Indonesia Tbk PT *	1,168,500	139,242
Indocement Tunggal Prakarsa Tbk PT	1,109,000	732,190
Indofood Sukses Makmur Tbk PT	5,344,500	1,606,506
Kalbe Farma Tbk PT	5,470,500	516,805
Kawasan Industri Jababeka Tbk PT *	10,378,000	159,319
Lippo Karawaci Tbk PT	10,276,750	772,273
Matahari Putra Prima Tbk PT	2,845,500	161,902
Medco Energi Internasional Tbk PT	1,934,500	1,048,763
Mitra Adiperkasa Tbk PT	866,000	44,625
Panin Insurance Tbk PT *	1,443,000	49,572
Panin Life Tbk PT *	8,584,500	147,452
Polychem Indonesia Tbk PT *	1,930,000	54,906

The accompanying notes are an integral part of the financial statements.
41

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Indonesia (continued)
Ramayana Lestari Sentosa Tbk PT	2,245,500	$175,976
Samudera Indonesia Tbk PT	74,500	44,788
Summarecon Agung Tbk PT	3,792,000	136,374
Suryainti Permata Tbk PT *	1,802,000	70,610
Tempo Scan Pacific Tbk PT *	2,918,500	203,653
Trias Sentosa Tbk PT	1,000,000	23,618
Trimegah Securities Tbk PT	1,540,500	42,171
Tunas Ridean Tbk PT	948,500	110,989
		18,613,402
Israel - 2.88%
AudioCodes, Ltd. *	26,116	108,815
Azorim Investment Development &
Construction Company, Ltd.	11,262	153,013
Bank Hapoalim, Ltd.	1,073,537	5,494,555
Bank Leumi Le-Israel, Ltd.	974,197	5,354,747
Clal Insurance Enterprise Holdings, Ltd.	18,778	413,508
Delta Galil Industries, Ltd. *	11,216	67,627
Discount Investment Corp.	22,427	622,221
Electra, Ltd. *	1,012	156,976
Elron Electronic Industries, Ltd. *	23,021	205,542
First International Bank of Israel, Ltd. *	57,569	174,038
Formula Systems, Ltd., GDR	3,500	42,350
Formula Systems, Ltd.	5,626	69,077
Frutarom Industries, Ltd.	6,800	70,337
IDB Development Corp., Ltd.	19,064	541,887
Israel Salt Industries, Ltd. *	17,450	100,254
Ituran Location & Control, Ltd.	2,562	34,621
Koor Industries, Ltd.	11,087	711,866
Leader Holding & Investments, Ltd.	21,500	36,497
Mivtach Shamir Holdings, Ltd.	4,390	154,600
Orbotech, Ltd. *	45,156	773,522
Packer Plada, Ltd.	575	43,964
Radvision, Ltd. *	7,287	50,965
Retalix, Ltd. *	22,317	345,174
Scailex Corp., Ltd.	11,425	96,533
Super-Sol, Ltd.	13,963	78,214
Union Bank of Israel, Ltd. *	25,609	141,023
United Mizrahi Bank, Ltd.	135,710	1,166,798
Urdan Industries, Ltd.	59,724	90,059
		17,298,783
Malaysia - 4.07%
Affin Holdings BHD	788,300	496,337
AirAsia BHD *	766,700	246,101
Al-'Aqar KPJ REIT	6,510	1,919
AMDB BHD *	540,000	36,667
AMMB Holdings BHD	1,356,750	1,666,625
Ann Joo Resources BHD	108,900	129,067
Asas Dunia BHD	94,000	23,210
Asia Pacific Land BHD	282,100	29,168
Bandar Raya Developments BHD	242,900	172,429
Batu Kawan BHD	153,900	527,250
Berjaya Corp. BHD	1,312,300	409,081
Berjaya Land BHD	105,000	165,278
Boustead Holdings BHD	368,900	614,833
Cahya Mata Sarawak BHD	235,100	156,733

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Malaysia (continued)
Dijaya Corp. BHD	16,900	$6,364
DNP Holdings BHD	132,800	45,906
DRB-Hicom BHD	904,600	307,117
Eastern & Oriental BHD	66,000	32,593
Eastern Pacific Industrial Corp. BHD	155,700	96,592
ECM Libra Avenue BHD	516,700	106,848
Encorp BHD	114,800	35,432
EON Capital BHD *	409,900	645,213
Esso Malaysia BHD	57,000	43,981
General Corp. BHD	242,500	86,821
Globetronics Technology BHD	864,900	62,732
Glomac BHD	108,200	35,065
Goldis BHD	179,000	87,843
Hap Seng Consolidated BHD	382,300	335,102
Hong Leong Credit BHD	308,300	485,287
Hong Leong Industries BHD	52,000	66,123
Hume Industries Malaysia BHD	138,900	179,198
Hunza Properties BHD	102,400	56,889
Hwang-DBS Malaysia BHD	69,400	38,770
IGB Corp. BHD	968,400	523,056
IJM Corp. BHD	549,100	974,483
IJM Plantations BHD	63,600	77,341
Insas BHD *	460,100	66,743
Integrated Logistics BHD	167,200	42,832
Jaks Resources BHD *	245,000	54,444
Jaya Tiasa Holdings BHD	56,700	67,550
K & N Kenanga Holdings BHD	154,200	35,932
Karambunai Corp. BHD *	2,558,200	67,113
Keck Seng BHD	178,900	261,724
Kian Joo Can Factory BHD	332,000	126,037
Kim Loong Resources BHD	27,000	32,000
KLCC Property Holdings BHD	571,000	535,753
KPJ Healthcare BHD	93,000	105,056
KSL Holdings BHD	155,066	55,517
KUB Malaysia BHD *	592,900	78,687
Kulim Malaysia BHD	154,100	432,812
Kumpulan Hartanah Selangor BHD *	410,900	86,238
Land & General BHD *	1,081,300	115,138
Landmarks BHD	227,400	138,967
LBS Bina Group BHD *	210,000	25,926
Leader Universal Holdings BHD	717,000	184,782
Lion Corp. BHD *	454,900	99,685
Lion Industries Corp. BHD	448,000	396,840
MAA Holdings BHD	139,500	53,819
Malaysia Building Society BHD	274,400	111,793
Malaysian Airline System BHD *	93,200	101,830
Malaysian Plantations BHD	545,400	528,567
Matrix International BHD *	258,500	32,711
MBM Resources BHD	5,000	4,321
Measat Global BHD *	7,500	3,472
Mega First Corp. BHD	193,700	76,523
Melewar Industrial Group BHD	127,200	36,707
MISC BHD	110,400	323,704
MK Land Holdings BHD	656,100	71,888
MNRB Holdings BHD	18,000	26,667
MTD ACPI Engineering BHD	88,100	25,288

The accompanying notes are an integral part of the financial statements.
42

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Malaysia (continued)
MTD Infraperdana BHD	250,000	$57,870
Mulpha International BHD *	909,800	292,035
NCB Holdings BHD	4,000	4,049
New Straits Times Press BHD	183,500	99,113
Nylex Malaysia BHD	52,000	21,827
Oriental Holdings BHD	304,200	553,944
OSK Holdings BHD	441,300	242,443
Padiberas Nasional BHD	428,300	245,876
Panasonic Manufacturing Malaysia BHD	8,100	29,250
PJ Development Holdings BHD	297,900	64,361
POS Malaysia & Services Holdings BHD	419,700	247,416
PPB Group BHD	637,800	2,244,111
Protasco BHD	141,500	37,995
Proton Holdings BHD *	338,000	348,432
Ramunia Holdings BHD *	328,294	158,068
Ranhill BHD	382,200	159,250
RB Land Holdings BHD *	60,100	39,139
RHB Capital BHD	255,500	398,233
Sarawak Energy BHD	583,800	540,556
Scomi Group BHD	652,300	167,102
Selangor Dredging BHD	328,000	70,864
Shangri-La Hotels BHD	24,100	16,811
Shell Refining Company Federation
of Malaya BHD	133,200	452,222
SHL Consolidated BHD	185,100	79,981
Sunrise Berhad	173,000	120,139
Sunway City BHD	268,900	257,281
Sunway Holdings, Inc. BHD *	224,800	97,830
Suria Capital Holdings BHD	286,100	211,926
TA Enterprise BHD	895,600	304,062
Talam Corp. BHD *	360,000	23,333
Tan Chong Motor Holdings BHD	444,000	272,704
TDM BHD	150,700	102,327
Tebrau Teguh BHD *	333,800	67,996
TH Group BHD	225,000	47,569
Time.com BHD *	1,132,700	139,840
Tradewinds Malaysia BHD	75,400	115,893
Tronoh Consolidated M Berhad	218,400	179,304
Unisem M BHD	289,600	126,923
United Malacca BHD	58,900	145,432
Utama Banking Group BHD *	160,080	118,578
V.S. Industry BHD	133,518	123,216
WTK Holdings BHD	257,500	193,920
YNH Property Berhad	193,100	129,925
YTL Corp. BHD	738,000	1,708,333
		24,467,999
Mexico - 8.96%
Alfa SA de CV	433,200	3,179,831
Cemex SA de CV, SADR *	615,821	17,513,938
Coca-Cola Femsa SA de CV, ADR	27,321	1,704,830
Consorcio ARA SA de CV	587,500	657,541
Controladora Comercial Mexicana SA de CV	431,100	1,340,543
Dine SA de CV *	103,700	97,473
Embotelladoras Arca SA de CV	38,516	146,678
Empresas ICA SA de CV, SADR *	111,556	3,006,434

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Mexico (continued)
Empresas ICA Sociedad
Controladora SA de CV *	25,600	$171,912
Fomento Economico Mexicano SA de CV,
SADR	245,825	11,566,066
GMD Resorts SAB de CV *	69,300	80,517
Gruma SA de CV, SADR *	38,842	464,162
Gruma SA de CV *	19,921	59,861
Grupo Aeroportuario del Pacifico SA de CV,
Series B, SADR	31,800	1,125,084
Grupo Aeroportuario del Sureste SA de CV,
SADR	28,650	1,472,037
Grupo Aeroportuario del Sureste SA de CV	27,200	139,088
Grupo Carso SA de CV	662,500	2,946,670
Grupo Cementos de Chihuahua SA de CV	35,600	182,835
Grupo Continential SA de CV	247,700	663,913
Grupo Financiero Inbursa SA de CV	548,000	2,094,886
Grupo Industrial Maseca SA de CV	2,600	2,708
Grupo Industrial Saltillo SA de CV	100,600	163,772
Grupo Iusacell SA de CV *	6	69
Grupo Kuo SA de CV *	164,700	143,638
Grupo Mexicano de Desarrollo, SAB *	69,300	187,357
Industrias CH SA de CV *	358,600	1,841,701
Organizacion Soriana SA de CV *	635,100	2,369,386
Vitro SA de CV, SADR	92,452	501,090
		53,824,020
Philippines - 0.52%
Belle Corp. *	1,800,000	35,371
Benpres Holdings Corp. *	1,630,000	82,682
China Banking Corp.	3,600	48,532
DMCI Holdings, Inc.	734,000	110,691
Empire East Land Holdings, Inc. *	5,890,000	78,058
Filinvest Development Corp.	404,000	26,770
Filinvest Land, Inc. *	11,798,750	253,418
First Philippine Holdings Corp.	281,100	211,957
Megaworld Corp.	8,077,000	361,726
Metropolitan Bank & Trust Company	571,900	509,633
Petron Corp.	2,325,000	270,936
Philippine National Bank *	163,400	132,542
Rizal Commercial Banking Corp.	398,400	166,133
Robinsons Land Corp.	833,000	199,851
Security Bank Corp.	113,600	158,337
Union Bank of Philippines	156,800	125,397
Universal Robina Corp.	1,082,100	327,609
		3,099,643
Poland - 2.67%
ABG Ster-Projekt SA	91,909	282,373
Agora SA	46,104	748,638
Alchemia SA *	26,056	108,780
Bank BPH SA *	10,346	381,815
Bank Millennium SA	117,367	468,331
Bioton SA *	1,199,087	381,672
Boryszew SA *	21,709	58,585
Cersanit-Krasnystaw SA *	12,636	117,165
Ciech SA	9,465	353,669
Computerland SA	9,818	96,017
Debica SA	7,943	318,783

The accompanying notes are an integral part of the financial statements.
43

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Poland (continued)
Echo Investment SA *	276,570	$822,916
Fabryka Kotlow Rafako SA *	16,639	80,518
Fabryki Mebli Forte SA	23,417	93,441
Farmacol SA *	11,889	204,242
Firma Chemiczna Dwory SA *	278,184	128,328
Grupa Kety SA	11,048	552,973
Grupa Lotos SA	53,298	823,411
Impexmetal SA	74,550	118,991
Kredyt Bank SA	52,629	478,280
MNI SA *	41,057	56,820
Mondi Packaging Paper Swiecie SA *	2,858	67,767
Mostostal-Export SA *	22,387	42,962
Netia SA *	276,115	421,608
Orbis SA	34,217	852,367
Pekaes SA *	6,381	38,237
Pfleiderer Grajewo SA	6,153	59,891
Polnord SA *	11,290	461,443
Polski Koncern Miesny Duda SA *	60,227	147,529
Polski Koncern Naftowy Orlen SA *	305,046	5,642,876
Przedsiebiorstwo Eksportu i Importu Kopex SA *	9,649	152,942
Softbank SA	37,352	1,085,539
Stalexport Autostrady SA *	162,963	204,479
Zaklady Tluszczowe Kruszwica SA	1,270	30,816
Zelmer SA	7,579	181,805
		16,066,009
South Africa - 8.50%
ABSA Group, Ltd.	136,454	1,533,241
Aeci, Ltd.	91,440	817,754
Afgri, Ltd.	325,008	298,558
African Rainbow Minerals, Ltd.	77,899	3,065,797
AG Industries, Ltd. *	94,914	17,463
Allied Electronics Corp., Ltd.	14,446	81,635
Amalgamated Appliance Holding Company,
Ltd. *	46,719	10,745
Argent Industrial, Ltd.	55,365	116,634
Astral Foods, Ltd.	5,852	73,446
AVI, Ltd.	193,728	371,455
Avusa, Ltd. *	29,319	90,933
Capitec Bank Holdings, Ltd.	6,964	27,914
Caxton & CTP Publishers & Printers, Ltd.	152,748	250,925
Ceramic Industries, Ltd.	1,781	18,970
DataTec, Ltd.	130,971	529,271
Dimension Data Holdings, Ltd.	260,585	270,542
Distell Group, Ltd.	6,321	43,196
Enaleni Pharmaceuticals, Ltd. *	224,278	84,002
Eqstra Holdings, Ltd. *	91,166	161,743
FirstRand, Ltd.	195,237	377,170
Freeworld Coatings, Ltd. *	26,940	31,864
Gijima Ast Group, Ltd.	338,993	50,787
Gold Fields, Ltd., SADR	388,758	5,026,641
Gold Reef Resorts, Ltd.	18,411	44,762
Harmony Gold Mining Company, Ltd., SADR *	211,131	2,512,459
Highveld Steel & Vanadium Corp., Ltd. *	3,483	81,934
Hulamin, Ltd.	13,561	41,703
Iliad Africa, Ltd. *	44,781	58,557
Imperial Holdings, Ltd. *	91,166	634,990

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Africa (continued)
Investec, Ltd.	15,186	$105,893
JD Group, Ltd.	116,332	458,341
Johnnic Communications, Ltd.	29,319	52,017
Johnnic Holdings, Ltd. *	44,519	55,640
Kap International Holdings, Ltd.	90,584	29,761
Lewis Group, Ltd.	75,357	341,665
Liberty Group, Ltd. *	100,815	969,562
Metair Investments, Ltd.	99,170	163,562
Metropolitan Holdings, Ltd.	512,656	832,053
Mittal Steel South Africa, Ltd.	169,731	5,576,469
Mondi, Ltd.	99,557	765,395
Mustek, Ltd.	97,803	47,557
Mvelaphanda Group, Ltd. *	133,929	130,246
Nampak, Ltd. *	370,718	667,456
Nedbank Group, Ltd.	145,208	1,901,248
Nu-World Holdings, Ltd. *	9,429	19,950
Oceana Group, Ltd.	30,290	85,585
Omnia Holdings, Ltd.	25,339	253,082
Peregrine Holdings, Ltd.	37,143	61,504
PSG Group, Ltd.	96,236	255,474
Sanlam, Ltd.	1,983,568	5,031,095
Santam, Ltd.	15,705	173,887
Sappi, Ltd., SADR	74,895	1,069,501
Sasol, Ltd., SADR	207,411	13,046,152
Steinhoff International Holdings, Ltd. *	581,949	1,498,991
Super Group, Ltd.	196,625	135,920
Tiger Wheels, Ltd. *	14,267	0
Trans Hex Group, Ltd.	57,462	67,964
Trencor, Ltd.	121,229	446,090
Value Group, Ltd. *	267,946	79,582
		51,046,733
South Korea - 12.06%
Aekyung Petrochemical Company, Ltd.	1,450	49,833
Asia Cement Company, Ltd.	1,280	79,654
Asia Paper Manufacturing Company, Ltd.	2,000	21,455
Auk Corp. *	5,400	13,263
Binggrae Company, Ltd.	2,700	95,675
BNG Steel Comapny, Ltd.	1,630	18,356
Bohae Brewery Company, Ltd.	530	10,291
Boryung Pharmaceutical Company, Ltd.	1,164	56,446
Byucksan Engineering & Construction
Company, Ltd.	6,140	34,573
C. & Woobang Construction Company, Ltd. *	7,230	26,708
Cambridge Members Company, Ltd.	790	11,274
Cheil Industries, Inc.	14,720	760,258
Chokwang Leather Company, Ltd.	2,300	16,524
Chong Kun Dang Pharm Corp.	1,200	25,047
Choongwae Pharma Corp.	2,590	45,637
Chosun Refractories Company, Ltd.	700	65,511
CJ Corp. *	7,366	518,455
Crown Confectionery Company, Ltd.	230	17,640
Dae Chang Industrial Company, Ltd.	27,000	19,528
Dae Dong Industrial Company, Ltd.	2,600	50,231
Dae Han Flour Mills Company, Ltd.	500	94,170
Dae Won Kang Up Company, Ltd.	18,000	37,222
Daeduck Electronics Company, Ltd.	15,700	72,399

The accompanying notes are an integral part of the financial statements.
44

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Daeduck GDS Company, Ltd.	5,010	$37,111
Daegu Bank	55,070	812,644
Daehan Synthetic Fiber Company, Ltd.	130	15,650
Daekyo Company, Ltd.	2,480	169,739
Daelim Industrial Company	8,596	1,030,635
Daesang Corp.	7,470	81,948
Daesung Industrial Company, Ltd.	900	130,625
Daewoo Electronic Components Company,
Ltd. *	48,010	20,741
Daewoo Motor Sales Corp.	9,730	289,997
Daewoong Company, Ltd.	620	21,067
Daishin Securities Company, Ltd.	16,960	326,835
Daiyang Metal *	4,090	20,171
Daou Technology, Inc.	8,110	58,499
DI Corp.	8,700	17,653
Digital Power Communications Company, Ltd.	14,000	25,824
Dong Ah Tire & Rubber Company, Ltd.	3,100	28,892
Dong Su Industrial Company, Ltd.	3,060	51,988
Dong Wha Pharmaceutical Industrial
Company, Ltd.	1,330	77,988
Dongbang Transport Logistics Company, Ltd.	5,650	32,308
Dongbu Corp.	6,900	148,711
Dongbu Hannong Chemicals Company, Ltd. *	7,980	65,696
Dongbu Securities Company, Ltd.	149	1,186
Dongbu Steel Company, Ltd.	7,360	105,036
Dong-Il Corp.	615	47,168
Dongil Paper Manufacturing Comapny, Ltd.	13,000	14,893
Dongkuk Steel Mill Company, Ltd.	15,700	714,087
Dongwon F & B Company, Ltd.	800	32,930
Dongyang Engineering & Construction Corp.	970	39,034
Dongyang Mechatronics Corp.	8,024	61,151
Duksung Company, Ltd.	5,800	14,696
En Paper Manufacturing Company, Ltd. *	7,900	23,929
F&F Company, Ltd.	5,100	24,162
Fursys, Inc.	1,550	38,146
Gaon Cable Company, Ltd.	1,160	42,738
GIIR, Inc.	3,900	34,341
Global & Yuasa Battery Company, Ltd.	4,200	101,937
GS Holdings Corp.	16,800	782,875
Gwangju Shinsegae Company, Ltd.	220	27,979
H.S. R & A Company, Ltd.	2,200	21,785
Hae In Corp.	4,100	15,364
Halla Climate Control Company, Ltd.	7,130	76,142
Halla Engineering & Construction Corp.	2,090	68,886
Hana Financial Group, Inc.	55,800	2,329,402
Handok Pharmaceuticals Company, Ltd.	1,000	17,475
Handsome Company, Ltd.	8,058	98,960
Hanil Cement Manufacturing Company, Ltd.	2,150	186,603
Hanil Construction Company, Ltd.	1,470	19,195
Hanil E-Wha Company, Ltd.	6,400	14,850
Hanjin Heavy Industries & Construction
Holdings Company, Ltd. *	7,550	219,159
Hanjin Shipping Company, Ltd.	28,500	1,299,039
Hanjin Transportation Company, Ltd.	3,370	127,596
Hankook Cosmetics Company, Ltd.	6,300	24,067
Hankook Tire Company, Ltd.	51,710	742,981
Hankuk Glass Industries, Inc.	1,820	51,859

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Hankuk Paper Manufacturing Company, Ltd.	1,520	$67,364
Hanmi Capital Company, Ltd.	3,100	34,610
Hanshin Construction Company, Ltd.	3,010	75,977
Hansol Chemical Company, Ltd.	3,500	36,357
Hansol CSN Company, Ltd.	14,720	29,439
Hansol Paper Company, Inc. *	13,550	175,615
Hanssem Company, Ltd.	6,330	51,928
Hanwha Chem Corp.	25,750	311,235
Hanwha Securities Company, Ltd.	16,840	156,948
Hanwha Timeworld Company, Ltd.	1,700	23,436
Hanyang Securities Company, Ltd.	3,390	69,442
Heung-A Shipping Company, Ltd.	19,140	58,904
Honam Petrochemical Corp.	7,610	651,621
Hotel Shilla Company, Ltd.	11,810	272,878
Husteel Company, Ltd.	1,100	24,348
Hwa Shin Company, Ltd.	14,690	42,642
Hwa Sung Industrial Company, Ltd.	3,530	39,582
Hwacheon Machine Tool Company, Ltd.	730	35,293
Hynix Semiconductor, Inc. *	61,730	1,857,803
Hyosung Corp.	11,870	908,069
Hyundai Cement Company, Ltd.	2,370	85,707
Hyundai DSF Company, Ltd.	2,800	30,717
Hyundai Elevator Company, Ltd.	429	40,191
Hyundai H & S Company, Ltd.	1,102	93,505
Hyundai Hysco Company, Ltd.	21,140	236,018
Hyundai Motor Company, Ltd.	86,926	7,088,767
Hyundai Pharmaceutical Industrial Company,
Ltd.	9,400	37,096
Hyundai Securities Company, Ltd.	63,397	840,123
Hyundai Steel Company	15,320	1,230,002
Il Dong Pharmaceutical Company, Ltd.	710	26,848
Iljin Diamond Company, Ltd.	1,400	19,096
Ilsung Pharmaceutical Company, Ltd.	990	99,956
Inzi Controls Company, Ltd.	6,490	31,818
Isu Chemical Company, Ltd.	1,800	20,358
Jahwa Electronics Company, Ltd.	5,200	38,821
Jeil Mutual Savings Bank	1,850	10,920
Jeil Pharmaceutical Company, Ltd. *	1,910	20,119
Jeonbuk Bank, Ltd.	9,880	72,897
Joongang Construction Company, Ltd. *	2,700	44,823
KCC Corp.	2,250	1,091,088
KCTC	1,100	24,882
Keangnam Enterprises, Ltd.	3,358	92,911
Keyang Electric Machinery Company, Ltd.	18,120	50,048
KG Chemical Corp. *	5,600	60,347
Kia Motors Corp. *	100,940	1,195,542
Kirin Company, Ltd. *	1,540	1,981
Kiswire, Ltd.	3,020	133,695
Kolon Engineering &
Construction Company, Ltd.	3,130	37,072
Kolon Industries, Inc. *	5,610	187,082
Kookmin Bank, SADR	108,896	6,800,555
Korea Airport Service Company, Ltd.	1,020	48,968
Korea Cast Iron Pipe Industries Company, Ltd.	6,600	36,587
Korea Circuit Company, Ltd. *	5,500	22,052
Korea Development Corp.	2,330	37,097
Korea Development Financing Corp.	1,960	83,914

The accompanying notes are an integral part of the financial statements.
45

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Korea Electric Terminal Company, Ltd.	2,340	$54,181
Korea Exchange Bank	50,130	747,047
Korea Flange Company, Ltd.	1,830	24,695
Korea Investment Holdings Company, Ltd.	16,137	740,229
Korea Iron & Steel Company, Ltd.	3,370	297,723
Korea Kumho Petrochemical Company, Ltd.	6,350	301,148
Korea Mutual Savings Bank	870	23,649
Korea Polyol Company, Ltd.	1,522	81,563
Korea Zinc Company, Ltd.	281	35,874
Korean Air Lines Company, Ltd.	18,990	967,890
Korean Petrochemical Industrial Company,
Ltd.	2,450	107,628
KP Chemical Corp. *	27,830	232,896
KT Freetel Company, Ltd. *	51,100	1,438,668
KTB Network Corp. *	11,890	100,772
Kukdo Chemical Company, Ltd.	1,520	37,703
Kumho Electric Company, Ltd.	310	11,045
Kumho Industrial Company, Ltd.	10,500	330,275
Kumho Investment Bank	6,037	79,122
Kumho Tire Company, Inc.	20,800	205,971
Kumkang Industrial Company, Ltd.	1,400	21,611
Kwang Dong Pharmaceutical Company, Ltd.	12,810	50,678
Kyeryong Construction
Industrial Company, Ltd.	2,550	90,360
Kyung Nong Corp.	7,700	34,760
Kyungbang, Ltd. *	419	61,016
Lee Ku Industrial Company, Ltd.	8,740	11,540
LG Chem, Ltd.	13,400	1,273,589
LG Corp.	1,968	153,802
LG Dacom Corp.	20,670	421,407
LG Electronics, Inc.	23,936	3,322,992
LG International Corp.	9,400	183,428
Lotte Chilsung Beverage Company, Ltd.	310	312,995
Lotte Confectionery Company, Ltd.	400	450,464
Lotte Midopa Company, Ltd. *	7,060	82,248
Lotte Samkang Company, Ltd.	350	67,278
Lotte Shopping Company, Ltd.	3,043	1,025,116
LS Cable, Ltd.	6,135	581,308
Manho Rope & Wire, Ltd.	1,400	21,747
Meritz Investment Bank *	33,274	49,909
Meritz Securities Company, Ltd.	10,328	83,121
Moorim Paper Company, Ltd.	4,880	48,798
Namyang Dairy Products Company, Ltd.	200	157,468
Nexen Tire Corp.	16,240	53,763
NH Investment & Securities Company, Ltd.	13,470	122,009
Nong Shim Company, Ltd.	1,158	202,921
Nong Shim Holdings Company, Ltd.	1,340	90,413
Ottogi Corp.	706	105,552
Pacific Corp.	979	116,904
Pang Rim Company, Ltd.	950	20,198
PaperCorea, Inc.	2,900	21,707
Pohang Coated Steel Company, Ltd.	1,600	49,473
Poonglim Industrial Company, Ltd.	5,520	40,353
Poongsan Corp.	8,220	135,663
Pulmuone Company, Ltd.	1,110	52,749
Pumyang Construction Company, Ltd.	1,610	29,072
Pusan Bank	48,000	696,665

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Pusan City Gas Company, Ltd.	3,700	$82,258
S&T Corp.	2,360	52,238
S&T Dynamics Company, Ltd.	10,410	122,286
Saehan Industries, Inc. *	17,230	145,862
Saehan Media Company, Ltd. *	6,266	23,390
Sam Kwang Glass Industrial Company, Ltd.	800	26,212
Sam Lip General Foods Company, Ltd.	3,850	35,321
Sam Young Electronics Company, Ltd.	5,610	58,820
Sam Yung Trading Co Ltd	4,500	19,375
Sambu Construction Company, Ltd.	2,400	118,829
Samick Musical Instruments Company, Ltd. *	8,830	7,972
Samick THK Company, Ltd.	11,120	29,148
Samjin Pharmaceutical Company, Ltd.	5,305	64,120
Samsung Corp.	34,785	2,320,013
Samsung Electro-Mechanics Company, Ltd.	18,100	843,454
Samsung Fine Chemicals Company, Ltd.	7,550	370,152
Samsung SDI Company, Ltd. *	18,020	1,394,295
Samwhan Corp.	3,850	88,583
Samyang Corp.	2,101	104,433
Samyang Genex Company, Ltd.	800	53,434
Samyang Tongsang Company, Ltd.	690	23,111
Savezone I & C Corp.	16,880	40,477
Seah Besteel Corp.	5,550	114,227
SeAH Holdings Corp.	1,020	117,344
SeAH Steel Corp.	900	55,483
Sebang Company, Ltd.	5,070	74,078
Sejong Industrial Company, Ltd.	7,830	41,429
Sgwicus Corp. *	4,800	12,698
SH Chemical Company, Ltd. *	27,000	24,377
Shin Poong Pharmaceutical Company, Ltd.	1,880	42,891
Shinhan Engineering & Construction
Company, Ltd. *	3,177	56,135
Shinhan Financial Group Company, Ltd.,
SADR	58,600	5,893,402
Shinheung Securities Company, Ltd.	3,650	110,026
Shinsegae Engineering & Construction
Company, Ltd.	1,110	35,023
Shinsung ENG Company, Ltd.	12,890	96,983
Shinyoung Securities Company, Ltd.	3,180	154,207
Silla Company, Ltd.	3,180	56,959
Sindo Ricoh Company, Ltd.	2,940	195,515
SJM Company, Ltd.	8,130	46,647
SK Corp.	12,482	1,963,093
SK Gas Company, Ltd.	2,662	198,477
SKC Company, Ltd.	10,090	218,443
SL Corp.	5,830	39,167
Ssangyong Cement Industrial Company, Ltd. *	21,560	233,381
Ssangyong Motor Company, Ltd. *	27,890	128,477
Suheung Capsule Company, Ltd.	2,900	18,554
Sung Bo Chemicals Company, Ltd.	410	15,504
Sung Chang Enterprise Company, Ltd.	1,680	34,577
Sungjee Construction Company, Ltd.	2,210	42,267
Sungshin Cement Company, Ltd. *	5,760	58,716
Sungwon Corp.	4,230	50,922
Sunjin Company, Ltd.	1,010	27,945
Tae Kyung Industrial Company, Ltd.	14,930	88,851
Taegu Department Store Company, Ltd.	2,740	37,241

The accompanying notes are an integral part of the financial statements.
46

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Taekwang Industrial Company, Ltd.	285	$252,337
Taeyoung Engineering & Construction, Ltd.	12,740	115,026
Taihan Electric Wire Company, Ltd.	4,000	176,690
Telcoware Company, Ltd.	4,000	30,872
Trybrands, Inc. *	8,760	44,648
TS Corp.	1,100	65,570
Uangel Corp.	7,990	47,162
Unid Company, Ltd.	2,000	77,666
Union Steel Company, Ltd. *	3,060	85,854
Wiscom Company, Ltd.	3,680	14,576
Woongjin Holdings Company, Ltd.	2,870	66,731
Woori Investment & Securities Company, Ltd.	34,950	741,379
Yesco Company, Ltd.	1,480	51,151
Yoosung Enterprise Company, Ltd.	9,880	37,264
Youlchon Chemical Company, Ltd.	9,090	59,303
Young Poong Corp.	270	123,460
Youngone Corp.	11,950	109,053
Yuhwa Securities Company, Ltd.	3,240	67,156
		72,453,493
Taiwan - 10.68%
Acbel Polytech, Inc. *	227,000	114,239
Achem Technology Corp.	138,000	78,982
AGV Products Corp. *	228,505	92,072
Allis Electric Company, Ltd.	135,000	46,403
Ambassador Hotel Company, Ltd.	117,000	222,824
Arima Computer Corp. *	490,000	81,554
Arima Optoelectronics Corp.	100,134	75,754
Asia Polymer Corp.	126,000	119,361
Asia Vital Components Company, Ltd. *	71,000	56,399
Audix Corp. *	80,000	63,417
Avision, Inc.	111,376	61,729
Bank of Kaohsiung, Ltd.	242,000	133,728
Behavior Technology Computer Corp. *	48,800	19,101
BenQ Corp. *	426,400	382,192
BES Engineering Corp. *	802,200	274,419
Biostar Microtech International Corp. *	82,000	44,773
C Sun Manufacturing, Ltd. *	48,000	28,577
Carnival Industrial Corp. *	198,000	63,173
Cathay Chemical Works, Inc.	73,000	34,337
Cathay Real Estate Development
Company, Ltd.	596,000	409,723
Central Reinsurance Company, Ltd.	256,700	155,783
Champion Building Materials Comapny, Ltd. *	159,000	92,570
Chang Hwa Commercial Bank, Ltd.	2,733,000	2,220,416
Charoen Pokphand Enterprise Company, Ltd.	122,000	77,449
Cheng Loong Corp.	539,000	212,749
Chenming Mold Industrial Corp.	88,008	32,711
Chia Hsin Cement Corp. *	285,000	243,734
Chien Shing Stainless Steel Company, Ltd. *	181,000	58,940
Chilisin Electronics Corp. *	62,000	33,343
China Airlines, Ltd.	986,874	516,127
China Chemical & Pharmaceutical Company,
Ltd.	129,000	78,498
China Development Financial Holdings Corp.	6,209,870	2,645,149
China Electric Manufacturing Corp.	170,000	100,092
China General Plastics Corp. *	215,000	100,775

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
China Glaze Company, Ltd.	107,590	$43,175
China Manmade Fibers Corp. *	595,000	206,475
China Motor Company, Ltd.	382,905	300,384
China Petrochemical Development Corp. *	1,054,000	639,639
China Steel Structure Company, Ltd.	32,000	28,209
China Synthetic Rubber Corp.	55,000	71,640
China Wire & Cable Company, Ltd. *	120,000	47,168
Ching Feng Home Fashions Company, Ltd.	105,000	83,062
Chin-Poon Industrial Company, Ltd.	192,000	159,463
Chun Yu Works & Company, Ltd.	88,000	35,748
Chun Yuan Steel Industrial Company, Ltd.	263,425	139,069
Chung Hwa Pulp Corp.	206,000	161,943
Chunghwa Picture Tubes, Ltd. *	4,135,000	1,387,310
CMC Magnetics Corp. *	1,919,000	643,833
Collins Company, Ltd.	222,000	94,928
Compeq Manufactuing Company, Ltd.	610,000	233,751
Continental Engineering Corp.	374,000	274,331
Cosmos Bank Taiwan *	536,200	50,089
Da-Cin Construction Company, Ltd.	77,000	63,445
Delpha Construction Company, Ltd. *	174,000	51,681
D-Link Corp.	158,000	262,450
E.Sun Financial Holding Company, Ltd. *	2,016,000	1,137,241
Eastern Media International Corp.	572,000	227,656
Eclat Textile Company, Ltd. *	51,000	27,679
Edom Technology Company, Ltd.	64,000	38,945
Elitegroup Computer Systems Company, Ltd. *	612,000	258,674
Enlight Corp.	164,799	41,577
EVA Airways Corp. *	884,000	517,571
Everest Textile Company, Ltd.	224,000	57,838
Evergreen International Storage & Transport
Corp.	453,000	415,719
Evergreen Marine Corp.	725,000	637,910
Everlight Chemical Industrial Corp.	166,000	104,835
Everspring Industry Company, Ltd. *	61,000	17,657
Evertop Wire Cable Corp.	93,596	34,480
Excel Cell Electronic Company, Ltd.	29,000	14,308
Far Eastern International Bank *	938,000	353,270
Federal Corp.	225,630	156,595
First Copper Technology Company, Ltd.	169,000	72,543
First Insurance Company, Ltd.	141,000	77,916
Formosa Taffeta Company, Ltd.	583,000	644,326
Formosan Rubber Group, Inc.	78,000	52,852
FU I Industrial *	159,000	58,052
Fwusow Industry Company, Ltd.	100,000	53,779
Gigabyte Technology Company, Ltd.	416,000	363,976
Gigastorage Corp. *	146,000	48,263
Gold Circuit Electronics, Ltd.	238,000	179,271
Goldsun Development & Construction
Company, Ltd.	673,620	423,201
Gordon Auto Body Parts Company, Ltd.	49,440	17,563
Grand Pacific Petrochemical Corp. *	285,000	112,493
Grape King, Inc.	108,000	75,666
Great China Metal Industry Company, Ltd.	137,000	76,607
GTM Corp. *	95,000	72,651
Hey Song Corp.	251,000	133,748
Hitron Technology, Inc. *	103,000	36,759
Ho Tung Chemical Corp. *	312,000	126,229

The accompanying notes are an integral part of the financial statements.
47

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Hocheng Group Corp. *	177,000	$82,090
Hold-Key Electric Wire & Cable Company, Ltd. *	132,000	49,497
Hong TAI Electric Industrial *	155,000	124,910
Hsing TA Cement Company, Ltd.	227,000	97,066
Hua Eng Wire & Cable Company, Ltd.	326,000	127,603
Hua Nan Financial Holdings Company, Ltd.	260,000	239,458
Hung Ching Development Company, Ltd.	147,000	84,616
Hung Sheng Construction Company, Ltd.	225,000	234,236
Hwa Fong Rubber Company, Ltd. *	78,000	24,784
Ichia Technologies, Inc.	165,000	117,229
International Semiconductor Technology, Ltd.	171,000	80,151
Inventec Company, Ltd.	1,015,000	627,656
Jui Li Enterprise Company, Ltd.	65,000	22,449
Kang Na Hsiung Enterprise Company, Ltd.	79,000	48,722
Kao Hsing Chang Iron & Steel Corp. *	130,000	52,168
Kaulin Manufacturing Company, Ltd. *	73,000	63,391
Kindom Construction Company, Ltd.	192,000	143,359
King Yuan Electronics Company, Ltd.	592,491	311,817
King's Town Bank *	535,000	186,534
Kinpo Electronics, Inc.	725,220	242,122
Kwong Fong Industries Corp. *	275,000	91,359
Lan Fa Textile Company, Ltd.	165,640	51,759
Lead Data, Inc. *	205,000	41,806
Lealea Enterprise Company, Ltd. *	370,000	119,755
LEE CHI Enterprises Company. Ltd. *	110,000	56,082
Lelon Electronics Corp.	92,000	32,833
Leofoo Development Company, Ltd. *	179,000	171,923
Li Peng Enterprise Company, Ltd. *	281,600	87,531
Lien Hwa Industrial Corp.	334,838	245,605
Lingsen Precision Industries, Ltd.	146,178	58,660
Lite-On Technology Corp.	1,290,000	1,527,531
Long Bon Development Company, Ltd.	241,000	130,797
Long Chen Paper Company, Ltd.	263,498	110,073
Lucky Cement Corp.	190,000	74,995
Macronix International Company, Ltd., SADR	8,472	40,503
Macronix International Company, Ltd.	1,892,692	902,705
Mega Financial Holding Company, Ltd.	6,070,000	4,751,858
Meiloon Industrial Company, Ltd. *	110,000	65,127
Mercuries & Associates, Ltd.	194,000	114,861
Micro-Star International Company, Ltd.	534,126	404,082
Mitac International	760,000	651,207
Mobiletron Electronics Company, Ltd. *	31,000	26,002
Mustek Systems, Inc. *	184,000	40,308
Namchow Chemical Industrial Company, Ltd. *	100,000	37,991
Nanya Technology Corp.	1,798,057	1,040,912
Nien Hsing Textile Company, Ltd.	285,000	186,082
Optimax Technology Corp. *	319,000	122,765
Pacific Construction Company, Ltd. *	267,000	37,764
Pan-International Industrial Company, Ltd.	209,000	400,786
Phihong Technology Company, Ltd. *	179,000	106,274
Phoenix Precision Technology Corp.	397,000	247,456
Prodisc Technology, Inc. *	540,000	65,897
Quintain Steel Company, Ltd. *	169,000	90,053
Ralec Electronic Corp. *	39,000	47,656
Rexon Industrial Corp., Ltd. *	153,000	39,002
Ritek Corp. *	1,659,000	391,258

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Sampo Corp. *	400,000	$96,046
Sanyang Industrial Company, Ltd.	368,000	222,117
Sanyo Electric Taiwan Company, Ltd.	28,000	32,004
Sesoda Corp.	69,750	154,862
Sheng Yu Steel Company, Ltd.	151,000	152,480
Shin Kong Financial Holding Company, Ltd.	1,159,000	1,004,528
Shinkong Insurance Company, Ltd.	144,560	89,393
Shinkong Spinning Company, Ltd.	33,000	29,850
Shinkong Synthetic Fibers Corp. *	709,000	253,031
Shuttle, Inc. *	122,000	56,782
Sigurd Microelectronics Corp. *	144,000	82,416
Silicon Integrated Systems Corp.	639,000	229,100
Sinon Corp.	164,000	95,211
SinoPac Holdings Company, Ltd.	4,238,000	1,923,702
Sintek Photronic Corp. *	329,000	165,030
Siward Crystal Technology Company, Ltd.	62,192	39,481
Southeast Cement Company, Ltd.	270,000	133,215
Spirox Corp. *	96,000	82,100
Standard Foods Corp.	98,000	94,609
Stark Technology, Inc.	95,000	54,059
Sunonwealth Electric Machine Industry
Company, Ltd. *	118,000	60,161
Sunplus Technology Company, Ltd.	272,000	342,214
T JOIN Transportation Company, Ltd. *	175,000	96,992
Ta Chong Bank, Ltd. *	1,009,000	330,227
Ta Ya Electric Wire & Cable Company, Ltd.	301,970	100,816
Tah Hsin Industrial Company, Ltd.	105,000	86,861
TA-I Technology Company, Ltd. *	84,000	68,246
Taichung Commercial Bank *	734,000	357,319
Tainan Enterprises Company, Ltd. *	59,000	72,581
Tainan Spinning Company, Ltd.	732,000	374,403
Taishin Financial Holdings Company, Ltd. *	3,210,000	1,499,309
Taisun Enterprise Company, Ltd. *	220,000	80,685
Taita Chemical Company, Ltd. *	93,000	36,708
Taiwan Acceptance Corp.	83,000	64,293
Taiwan Business Bank *	1,807,000	841,032
Taiwan Cooperative Bank	1,843,500	2,010,132
Taiwan Fire & Marine Insurance Company, Ltd.	77,000	79,401
Taiwan Fu Hsing Industrial Company, Ltd.	83,000	50,097
Taiwan Glass Industrial Corp.	480,048	596,863
Taiwan Kai Yih Industrial Company, Ltd.	119,180	58,802
Taiwan Kolin Company, Ltd. *	400,000	135,517
Taiwan Mask Corp.	178,000	103,339
Taiwan Pulp & Paper Corp. *	179,000	104,214
Taiwan Sakura Corp. *	87,000	37,631
Taiwan Styrene Monomer Corp.	294,640	147,310
Taiwan Tea Corp. *	374,000	266,950
Taiyen Biotech Company, Ltd.	131,000	106,000
Tatung Company, Ltd. *	1,401,000	783,402
Teapo Electronic Corp. *	205,000	43,357
Teco Electric & Machinery Company, Ltd.	1,163,000	690,486
Tecom Company, Ltd.	108,000	76,021
Test-Rite International Company, Ltd.	21,000	13,435
Tex-Ray Industrial Company, Ltd.	90,000	33,304
Ton Yi Industrial Corp.	597,000	324,990
Tong Yang Industry Company, Ltd.	55,000	46,041

The accompanying notes are an integral part of the financial statements.
48

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Twinhead International Corp. *	224,000	$34,040
TYC Brother Industrial Company, Ltd. *	120,000	82,297
Tycoons Group Enterprise Company, Ltd. *	238,000	96,290
Tze Shin International Company, Ltd.	92,220	71,587
Union Bank of Taiwan *	919,000	210,691
Unitech Electronics Company, Ltd.	101,299	62,808
Unitech Printed Circuit Board Corp. *	159,000	138,070
United Microelectronics Corp.	8,733,403	5,429,291
Universal Cement Corp. *	277,600	173,032
Universal Scientific Industrial Company, Ltd.	503,000	330,899
UPC Technology Corp.	376,539	270,000
USI Corp.	361,000	244,609
U-Tech Media Corp. *	180,000	54,589
Walsin Lihwa Corp.	1,885,000	849,434
Walsin Technology Corp.	294,000	183,254
Waterland Financial Holding Company	1,037,340	324,489
Wei Chih Steel Industrial Company, Ltd. *	110,000	65,489
Winbond Electronics Corp.	2,312,000	608,381
Wintek Corp. *	690,000	565,127
WUS Printed Circuit Company, Ltd. *	254,000	77,699
Yageo Corp.	1,685,000	549,806
Yang Ming Marine Transport Corp.	852,758	652,149
Yi Jinn Industrial Company, Ltd. *	219,800	53,573
Yieh Phui Enterprise Company, Ltd.	664,350	338,709
Yosun Industrial Corp.	147,216	142,848
Yuen Foong Yu Paper Manufacturing
Company, Ltd.	832,070	383,165
Yulon Motor Company, Ltd.	522,429	626,358
Yung Chi Paint & Varnish Manufacturing
Company, Ltd. *	22,000	33,613
Yungtay Engineering Company, Ltd.	200,000	157,227
Zig Sheng Industrial Company, Ltd.	265,402	69,925
		64,176,456
Thailand - 2.98%
Aapico Hitech PCL	192,300	68,647
Adkinson Securities PCL *	2,243,400	50,398
Bangchak Petroleum PCL	150,000	41,545
Bangkok Bank PCL, Foreign Shares	531,900	2,209,771
Bangkok Bank PCL, NVDR	1,142,800	4,677,409
Bangkok Expressway PCL	300,700	145,284
Bangkok Insurance PCL	2,500	21,696
Bangkok Land PCL *	6,465,300	119,378
Bank of Ayudhya PCL, NVDR *	720,000	592,707
Cal-Comp Electronics Thailand PCL	1,014,300	168,556
CH. Karnchang PCL	318,100	68,524
Charoen Pokphand Foods PCL	2,954,000	379,988
CS Loxinfo PCL	213,700	26,042
Delta Electronics Thailand PCL	321,600	207,835
Eastern Water Resources Development &
Management PCL	140,000	19,474
Hana Microelectronics PCL	190,000	98,815
Hemaraj Land & Development PCL	5,223,400	197,716
Jasmine International PCL *	3,860,700	53,464
KGI Securities Thailand PCL	1,922,600	130,165
Kiatnakin Finance PCL	282,500	245,595
Krung Thai Bank PCL	4,491,100	1,230,060

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Thailand (continued)
Krungthai Card PCL	126,000	$88,795
Loxley PCL *	988,200	85,759
MBK PCL	57,800	135,184
Nakornthai Strip Mill PCL *	7,100,000	124,542
National Finance PCL	793,700	381,035
Padaeng Industry PCL	20,000	17,541
Polyplex PCL	190,000	40,345
Power Line Engineering PCL	246,200	35,004
Pranda Jewelry PCL	214,300	53,748
Precious Shipping PCL	120,000	89,737
PTT Chemical PCL	584,500	1,978,612
Quality House PCL	3,882,100	310,616
Regional Container Lines PCL	209,100	156,366
Robinson Department Store PCL	197,300	72,860
Saha-Union PCL	134,800	77,989
Sahaviriya Steel Industries PCL	6,536,000	225,275
Samart Corp. PCL	214,900	52,245
Sansiri PCL	1,102,100	118,706
SC Asset Corp. PCL	168,200	57,456
Seamico Securities PCL *	421,400	40,979
Shin Satellite PCL *	544,900	155,949
Siam Commercial Bank PCL	368,200	1,019,788
Siam Industrial Credit PCL	402,200	44,558
Sino Thai Engineering & Construction PCL *	512,900	70,712
Supalai PCL	985,400	105,530
Tata Steel Thailand PCL *	2,220,800	203,662
Thai Plastic & Chemical PCL	292,800	209,046
Thai Union Frozen Products PCL	341,400	191,213
Thoresen Thai Agencies PCL	130,600	204,973
Tipco Asphalt PCL	103,300	53,088
Tisco Bank PCL, NVDR	203,100	150,630
TMB Bank PCL *	7,318,998	295,057
TPI Polene PCL	921,000	192,731
Vanachai Group PCL	672,000	70,726
Vinythai PCL	100,000	22,773
		17,886,299
Turkey - 2.24%
Adana Cimento Sanayii TAS	136,519	57,126
Akenerji Elektrik Uretim AS *	17,570	157,132
Aksa Akrilik Kimya Sanayii AS *	43,831	78,398
Aksigorta AS	116,242	500,714
Alarko Holding AS	60,553	156,003
Anadolu Cam Sanayii AS *	60,758	135,594
Anadolu Isuzu Otomotiv Sanayi AS	7,282	57,955
Anadolu Sigorta AS	147,500	174,270
Arcelik AS	17,676	73,964
Ayen Enerji AS *	20,072	41,666
Aygaz AS *	91,482	318,250
BatiSoke AS	17,732	25,751
Bolu Cimento Sanayii AS	83,405	106,754
Borusan Mannesmann Boru Sanayi AS	13,810	109,342
Bossa Ticaret ve Sanayi Isletmeleri TAS	35,235	36,137
Brisa Bridgestone Sabanci Lastik San ve Tic
AS	831	39,205
Cemtas Celik Makina Sanayi ve Ticaret AS	56,218	79,336
Cimsa Cimento Sanayi ve Ticaret AS	47,945	206,524

The accompanying notes are an integral part of the financial statements.
49

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Turkey (continued)
Deva Holding AS *	9,443	$110,793
Dogan Sirketler Grubu Holdings AS *	657,822	771,813
Dogus Otomotiv Servis ve Ticaret AS	47,528	160,662
Eczacibasi Ilac Sanayi AS	55,531	175,869
Eczacibasi Yapi Gerecleri Sanayi ve Ticaret
AS *	20,408	51,573
EGE Seramik Sanayi ve Ticaret AS *	26,340	30,040
Eregli Demir ve Celik Fabrikalari TAS	532,901	3,410,427
Gentas Genel Metal Sanayi ve Ticaret AS	46,226	45,134
Global Yatirim Holding AS *	146,381	114,097
Goldas Kuyumculuk Sanayi AS *	54,847	73,801
Goodyear Lastikleri TAS *	3,921	51,795
GSD Holding AS *	221,249	223,282
Gunes Sigorta AS	31,526	73,461
Hektas Ticaret TAS	57,406	56,050
Ihlas Holding AS *	55,660	31,511
Izmir Demir Celik Sanayi AS	27,749	61,928
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS *	106,346	114,304
Kartonsan Karton Sanayi ve Ticaret AS	638	34,025
KOC Holdings AS *	171,891	485,153
Konya Cimento Sanayii AS	977	36,473
Kordsa Global Endustriyel Iplik ve Kord Bezi
Sanayi ve Ticaret Anonim Sirketi AS *	27,311	49,074
Mardin Cimento Sanayii ve Ticaret AS	10,830	46,206
Marmaris Marti Otel Isletmeleri AS *	71,538	47,543
Menderes Tekstil Sanayi ve Ticaret AS *	126,374	41,475
Mutlu Aku ve Malzemeleri Sanayi AS *	28,331	51,371
Net Turizm Ticaret ve Sanayi AS *	98,336	65,353
Nortel Networks Netas Telekomunikasyon AS	5,215	70,172
Parsan Makina Parcalari Sanayii AS *	24,048	45,578
Pinar Entegre Et ve Un Sanayi AS	36,324	113,848
Pinar Sut Mamulleri Sanayii AS	15,498	78,838
Sanko Pazarlama Ithalat Ihracat AS *	20,076	45,133
Sarkuysan Elektrolitik Bakir AS	37,152	77,425
Tekstil Bankasi AS *	100,695	153,670
Trakya Cam Sanayi AS *	159,274	231,305
Turk Sise ve Cam Fabrikalari AS *	416,279	580,632
Turkiye Is Bankasi AS	632,747	2,616,545
Turkiye Vakiflar Bankasi Tao	145,900	251,387
Ulker Gida Sanayi ve Ticaret AS	50,686	105,215
Usas Ucak Servisi AS *	18,304	23,879
Vestel Elektronik Sanayi ve Tracaret AS *	72,630	127,526
Zorlu Enerji Elektrik Uretim AS *	37,761	184,344
		13,472,831
United States - 0.01%
Patni Computer Systems, Ltd., SADR	2,200	29,040
TOTAL COMMON STOCKS (Cost $536,497,932)		$558,976,775

PREFERRED STOCKS - 6.55%
Brazil - 6.55%
Bardella SA Industrias Mecanicas * (i)	916	139,104
Centrais Eletricas de Santa Catarina SA,
Series B (i)	19,900	581,156
Companhia de Tecidos Norte de Minas SA * (i)	10,000	49,185
Fabrica de Produtos Alimenticios Vigor SA * (i)	70,000	127,820

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)

Brazil (continued)
Klabin SA (i)	473,000	$1,869,899
Marcopolo SA * (i)	102,100	482,723
Metalurgica Gerdau SA (i)	168,300	11,691,495
Petroquimica Uniao SA (i)	13,585	116,932
Saraiva SA Livreiros Editores (i)	2,600	51,792
Suzano Papel e Celulose SA * (i)	137,900	2,543,498
Suzano Petroquimica SA (i)	104,013	709,194
Telemar Norte Leste SA, Series A (i)	100,000	5,901,629
Uniao de Industrias Petroquimicas SA, Series
B (i)	389,510	416,691
Usinas Siderurgicas de Minas Gerais SA,
Series A (i)	273,150	14,694,513
		39,375,631
TOTAL PREFERRED STOCKS (Cost $18,648,918)		$39,375,631

WARRANTS - 0.01%

India - 0.00%
Cholamandalam DBS Finance, Ltd.
(Expiration Date 12/31/2049) *	2,063	1,528

Malaysia - 0.01%
Bandar Raya Developments BHD
(Expiration Date 09/26/2012, Strike
Price MYR 1.10) *	109,305	37,110

Thailand - 0.00%
Bangkok Land Public Company, Ltd.
(Expiration Date 05/02/2013) *	2,505,930	6,941
TOTAL WARRANTS (Cost $3,171)		$45,579

REPURCHASE AGREEMENTS - 0.23%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.83% to be repurchased at
$1,388,212 on 06/02/2008,
collateralized by $1,420,000
Federal National Mortgage
Association, 5.38% due
11/13/2028 (valued at $1,416,450,
including interest)	$1,388,000	$1,388,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,388,000)		$1,388,000
Total Investments (Emerging Markets Value Fund)
(Cost $556,538,021) - 99.85%		$599,785,985
Other Assets in Excess of Liabilities - 0.15%		877,478
TOTAL NET ASSETS - 100.00%		$600,663,463

The portfolio had the following five top industry concentrations as of  May 31, 2008 (as a percentage of total net assets):

Banking	13.07%
Steel	6.79%
Food & Beverages	5.34%
International Oil	4.93%
Automobiles	4.84%

The accompanying notes are an integral part of the financial statements.
50

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.80%

Advertising - 1.08%
inVentiv Health, Inc. *	24,890	$813,903

Aerospace - 2.45%
BE Aerospace, Inc. *	25,265	883,012
Triumph Group, Inc.	15,580	968,920
		1,851,932
Air Travel - 0.43%
Flughafen Wien AG	2,855	328,328

Apparel & Textiles - 4.93%
Brown Shoe, Inc.	26,773	452,196
Deckers Outdoor Corp. *	5,780	790,242
G & K Services, Class A	10,925	382,266
Iconix Brand Group, Inc. *	25,229	365,821
Lululemon Athletica, Inc. *	13,174	421,436
The Gymboree Corp. *	14,728	679,550
The Warnaco Group, Inc. *	13,034	628,108
		3,719,619
Auto Parts - 0.80%
LKQ Corp. *	27,239	603,616

Auto Services - 0.61%
Sixt AG	8,670	462,650

Banking - 2.30%
East West Bancorp, Inc.	21,675	286,977
Prosperity Bancshares, Inc.	18,430	588,654
Signature Bank *	10,545	300,954
United Community Banks, Inc. (a)	29,995	313,748
Virginia Commerce Bancorp, Inc. *	40,081	242,490
		1,732,823
Biotechnology - 2.49%
Applera Corp. - Celera Genomics Group *	50,115	645,481
Illumina, Inc. *	11,756	922,611
Immucor, Inc. *	11,505	308,679
		1,876,771
Broadcasting - 1.01%
Sinclair Broadcast Group, Inc., Class A	84,875	761,329

Building Materials & Construction - 0.45%
Carillion PLC	49,680	339,518

Business Services - 4.15%
FactSet Research Systems, Inc. (a)	13,434	869,314
Kendle International, Inc. *	13,795	521,313
Peace Mark Holdings, Ltd.	354,000	408,257
Stanley, Inc. *	23,345	736,768
Watson Wyatt Worldwide, Inc., Class A	10,173	595,833
		3,131,485
Cable & Television - 1.96%
Central European Media Enterprises, Ltd.,
Class A *	7,948	845,508
Time Warner Telecom, Inc., Class A *	33,892	633,781
		1,479,289
Chemicals - 0.64%
Zoltek Companies, Inc. * (a)	16,038	484,829

Emerging Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Commercial Services - 0.54%
HMS Holdings Corp. *	20,165	$407,938

Computers & Business Equipment - 1.30%
MICROS Systems, Inc. *	29,860	984,484

Containers & Glass - 1.03%
Silgan Holdings, Inc.	13,540	774,894

Correctional Facilities - 0.84%
The Geo Group, Inc. *	27,564	633,696

Cosmetics & Toiletries - 1.50%
Bare Escentuals, Inc. *	24,543	492,333
Chattem, Inc. * (a)	10,290	640,141
		1,132,474
Crude Petroleum & Natural Gas - 6.24%
Arena Resources, Inc. *	13,610	681,453
Carrizo Oil & Gas, Inc. *	14,190	950,162
Concho Resources, Inc. *	43,050	1,373,295
Dana Petroleum PLC *	14,265	517,113
JKX Oil & Gas PLC	34,660	331,275
Penn Virginia Corp.	13,524	852,282
		4,705,580
Drugs & Health Care - 1.23%
Luminex Corp. *	17,145	381,305
Parexel International Corp. *	22,285	547,988
		929,293
Educational Services - 0.78%
Capella Education Company *	9,050	587,436

Electrical Equipment - 1.04%
Baldor Electric Company	22,243	782,954

Financial Services - 4.51%
Affiliated Managers Group, Inc. *	12,618	1,293,344
GFI Group, Inc.	41,560	492,070
Intermediate Capital Group PLC	11,500	363,346
optionsXpress Holdings, Inc.	22,395	511,502
Stifel Financial Corp. * (a)	13,085	747,023
		3,407,285
Food & Beverages - 0.57%
Sligro Food Group NV	9,892	433,983

Healthcare Products - 4.66%
Conceptus, Inc. * (a)	19,405	368,307
Herbalife, Ltd.	13,675	527,034
Hologic, Inc. *	13,715	329,571
Natus Medical, Inc. *	17,061	367,835
PSS World Medical, Inc. *	33,215	605,177
Volcano Corp. *	26,558	370,219
Wright Medical Group, Inc. *	31,879	946,488
		3,514,631
Healthcare Services - 3.68%
Amedisys, Inc. *	13,110	666,119
ICON PLC, SADR *	7,242	510,561
Psychiatric Solutions, Inc. *	23,715	864,886
Sun Healthcare Group, Inc. *	51,477	739,210
		2,780,776

The accompanying notes are an integral part of the financial statements.
51

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hotels & Restaurants - 0.57%
Red Robin Gourmet Burgers, Inc. *	12,845	$431,720

Industrial Machinery - 0.65%
Middleby Corp. *	8,561	488,748

Industrials - 1.04%
Clean Harbors, Inc. *	11,080	787,012

Insurance - 1.30%
Castlepoint Holdings, Ltd.	46,110	497,527
Tower Group, Inc.	18,495	482,165
		979,692
Internet Software - 0.85%
DealerTrack Holdings, Inc. *	30,405	639,721

Leisure Time - 0.76%
Life Time Fitness, Inc. * (a)	14,284	571,646

Liquor - 2.55%
Central European Distribution Corp. *	26,991	1,926,078

Manufacturing - 2.44%
Barnes Group, Inc.	28,550	911,887
Colfax Corp. *	7,093	175,835
Snap-on, Inc.	12,215	756,353
		1,844,075
Metal & Metal Products - 0.55%
Horsehead Holding Corp. *	29,545	415,107

Oil & Gas Drilling - 0.56%
Rex Energy Corp. *	18,805	420,480

Petroleum Services - 3.61%
Core Laboratories N.V. *	6,307	862,924
GulfMark Offshore, Inc. *	11,315	759,576
Superior Energy Services, Inc. *	20,480	1,099,571
		2,722,071
Pharmaceuticals - 2.18%
American Oriental Bioengineering, Inc. *	57,410	683,179
Eurand NV *	29,867	448,901
United Therapeutics Corp. *	5,340	510,023
		1,642,103
Real Estate - 3.89%
BioMed Realty Trust, Inc., REIT	32,725	860,013
Corporate Office Properties Trust, REIT	9,220	349,530
Gafisa S.A., SADR (a)	20,520	916,834
Sunstone Hotel Investors, Inc., REIT	41,975	808,019
		2,934,396
Retail - 0.38%
China Dongxiang Group Company	629,000	290,163

Retail Trade - 1.53%
Dollar Tree, Inc. *	20,134	742,944
Longs Drug Stores Corp.	8,635	409,472
		1,152,416
Semiconductors - 7.60%
Entegris, Inc. *	59,788	459,770
FormFactor, Inc. *	33,743	736,610
Intersil Corp., Class A	16,565	461,666

Emerging Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors (continued)
Monolithic Power Systems, Inc. *	20,795	$503,863
ON Semiconductor Corp. *	158,900	1,571,521
Varian Semiconductor Equipment Associates,
Inc. *	23,473	892,678
Verigy, Ltd. *	43,590	1,113,289
		5,739,397
Software - 5.42%
JDA Software Group, Inc. *	27,010	551,004
Nuance Communications, Inc. *	37,495	739,402
Omniture, Inc. *	19,837	488,982
Progress Software Corp. *	24,174	752,778
Solera Holdings, Inc. *	27,535	750,880
Sybase, Inc. *	20,056	642,193
Taleo Corp. *	8,280	163,861
		4,089,100
Telecommunications Equipment &
Services - 4.10%
Atheros Communications, Inc. *	15,155	506,480
Comtech Telecommunications Corp. *	15,215	704,455
NTELOS Holdings Corp.	41,075	1,146,814
PAETEC Holding Corp. *	83,225	735,709
		3,093,458
Telephone - 0.88%
Centennial Communications Corp., Class A *	87,385	661,504

Transportation - 0.86%
Bristow Group, Inc. *	12,485	652,591

Trucking & Freight - 0.86%
Old Dominion Freight Lines, Inc. *	21,454	647,482
TOTAL COMMON STOCKS (Cost $63,846,691)		$70,790,476

SHORT TERM INVESTMENTS - 6.72%
John Hancock Cash
Investment Trust, 2.5216% (c)(h)	$5,070,901	$5,070,901
TOTAL SHORT TERM INVESTMENTS
(Cost $5,070,901)		$5,070,901

REPURCHASE AGREEMENTS - 6.09%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.83% to be repurchased at
$4,594,701 on 06/02/2008,
collateralized by $4,755,000
Federal Home Loan Bank, 5.648%
due 11/27/2037 (valued at
$4,689,619, including interest)	$4,594,000	$4,594,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,594,000)		$4,594,000
Total Investments (Emerging Small Company Fund)
(Cost $73,511,592) - 106.61%		$80,455,377
Liabilities in Excess of Other Assets - (6.61)%		(4,988,145)
TOTAL NET ASSETS - 100.00%		$75,467,232

The accompanying notes are an integral part of the financial statements.
52

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Equity-Income Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.83%

Air Travel - 0.30%
Southwest Airlines Company	220,900	$2,884,954

Aluminum - 0.46%
Alcoa, Inc.	108,500	4,404,015

Auto Parts - 0.54%
Genuine Parts Company	117,550	5,173,376

Automobiles - 0.24%
Ford Motor Company * (a)	333,800	2,269,840

Banking - 4.70%
Allied Irish Banks PLC - London Exchange	197,700	3,927,690
Bank of America Corp.	173,600	5,904,136
Fifth Third Bancorp	307,962	5,758,890
KeyCorp	194,900	3,794,703
National City Corp.	261,800	1,528,912
Royal Bank of Scotland Group PLC	295,000	1,335,275
SunTrust Banks, Inc.	212,200	11,078,962
U.S. Bancorp	358,100	11,885,339
		45,213,907
Biotechnology - 0.88%
Amgen, Inc. *	192,100	8,458,163

Broadcasting - 0.58%
CBS Corp., Class B	259,800	5,606,484

Building Materials & Construction - 0.68%
Masco Corp.	354,900	6,579,846

Business Services - 1.82%
Automatic Data Processing, Inc.	20,500	882,525
Computer Sciences Corp. *	108,500	5,332,775
Electronic Data Systems Corp.	131,800	3,227,782
H & R Block, Inc.	347,200	8,103,648
		17,546,730
Cable & Television - 1.93%
Cablevision Systems Corp., Class A *	161,600	4,380,976
Comcast Corp., Class A	153,200	3,447,000
Time Warner, Inc.	677,500	10,758,700
		18,586,676
Cellular Communications - 0.40%
Motorola, Inc.	409,700	3,822,501

Chemicals - 0.96%
E.I. Du Pont de Nemours & Company	193,800	9,284,958

Computers & Business Equipment - 0.90%
Dell, Inc. *	374,700	8,640,582

Construction Materials - 1.26%
USG Corp. * (a)	135,000	4,596,750
Vulcan Materials Company (a)	97,600	7,508,368
		12,105,118
Cosmetics & Toiletries - 2.56%
Avon Products, Inc.	22,000	859,320
Colgate-Palmolive Company	52,200	3,881,592
International Flavors & Fragrances, Inc.	172,300	7,229,708
Kimberly-Clark Corp.	86,200	5,499,560
Procter & Gamble Company	108,500	7,166,425
		24,636,605

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Crude Petroleum & Natural Gas - 0.55%
Sunoco, Inc.	119,400	$5,309,718

Drugs & Health Care - 0.97%
Wyeth	209,600	9,320,912

Electrical Equipment - 0.50%
Cooper Industries, Ltd., Class A	104,200	4,858,846

Electrical Utilities - 3.11%
Entergy Corp.	67,900	8,200,283
FirstEnergy Corp.	82,175	6,467,994
PG&E Corp.	75,900	3,004,881
Pinnacle West Capital Corp.	108,500	3,665,130
Teco Energy, Inc.	127,900	2,605,323
Xcel Energy, Inc.	279,100	5,947,621
		29,891,232
Electronics - 0.30%
Harman International Industries, Inc.	65,100	2,911,272

Energy - 1.20%
Duke Energy Corp.	305,400	5,643,792
Progress Energy, Inc.	138,800	5,935,088
		11,578,880
Financial Services - 10.39%
Bank of New York Mellon Corp.	287,400	12,797,922
Capital One Financial Corp.	156,300	7,521,156
Citigroup, Inc.	251,996	5,516,192
Countrywide Financial Corp. (a)	208,400	1,096,184
Federal National Mortgage Association	370,100	10,000,102
JP Morgan Chase & Company	563,814	24,244,002
Legg Mason, Inc.	130,200	7,006,062
Merrill Lynch & Company, Inc.	229,500	10,079,640
SLM Corp. *	362,500	8,217,875
UBS AG * (a)	173,460	4,104,064
Wells Fargo & Company	340,600	9,390,342
		99,973,541
Food & Beverages - 3.80%
Campbell Soup Company	92,200	3,086,856
General Mills, Inc.	159,200	10,061,440
Hershey Company (a)	339,400	13,301,086
Kraft Foods, Inc., Class A	206,200	6,697,376
McCormick & Company, Inc.	91,100	3,423,538
		36,570,296
Gas & Pipeline Utilities - 1.29%
NiSource, Inc.	428,000	7,742,520
Spectra Energy Corp.	174,300	4,709,586
		12,452,106
Healthcare Products - 1.30%
Johnson & Johnson	186,900	12,473,706

Healthcare Services - 0.38%
WellPoint, Inc. *	65,100	3,633,882

Holdings Companies/Conglomerates - 3.04%
General Electric Company	950,800	29,208,576

Homebuilders - 0.36%
D.R. Horton, Inc.	270,900	3,443,139

The accompanying notes are an integral part of the financial statements.
53

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Household Appliances - 0.96%
Black & Decker Corp.	43,300	$2,801,510
Whirlpool Corp.	86,800	6,395,424
		9,196,934
Household Products - 1.46%
Fortune Brands, Inc.	114,800	7,976,304
Newell Rubbermaid, Inc.	303,900	6,102,312
		14,078,616
Insurance - 5.15%
American International Group, Inc.	254,765	9,171,540
Chubb Corp.	81,500	4,381,440
Genworth Financial, Inc., Class A	155,900	3,445,390
Lincoln National Corp.	161,498	8,908,229
Marsh & McLennan Companies, Inc.	488,300	13,296,409
Progressive Corp.	244,500	4,904,670
The Travelers Companies, Inc.	108,549	5,406,826
		49,514,504
International Oil - 10.31%
Anadarko Petroleum Corp.	151,900	11,387,943
BP PLC, SADR	117,392	8,512,094
Chevron Corp.	259,760	25,755,204
Exxon Mobil Corp.	260,424	23,115,234
Murphy Oil Corp.	129,200	11,970,380
Royal Dutch Shell PLC, ADR	215,400	18,414,546
		99,155,401
Internet Content - 0.86%
Yahoo!, Inc. *	309,400	8,279,544

Internet Retail - 0.37%
eBay, Inc. *	117,800	3,535,178

Leisure Time - 1.25%
MGM MIRAGE *	66,400	3,267,544
Walt Disney Company	260,400	8,749,440
		12,016,984
Liquor - 0.93%
Anheuser-Busch Companies, Inc.	155,800	8,952,268

Manufacturing - 3.77%
3M Company	150,800	11,696,048
Harley-Davidson, Inc.	141,100	5,865,527
Honeywell International, Inc.	130,300	7,768,486
Illinois Tool Works, Inc.	204,000	10,954,800
		36,284,861
Office Furnishings & Supplies - 0.98%
Avery Dennison Corp.	182,600	9,418,508

Paper - 1.77%
International Paper Company	442,725	12,050,975
MeadWestvaco Corp.	193,800	4,986,474
		17,037,449
Petroleum Services - 1.18%
BJ Services Company	172,300	5,203,460
Schlumberger, Ltd.	60,700	6,138,591
		11,342,051

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals - 4.54%
Abbott Laboratories	116,500	$6,564,775
Bristol-Myers Squibb Company	282,100	6,429,059
Eli Lilly & Company	247,700	11,924,278
Merck & Company, Inc.	240,700	9,377,672
Pfizer, Inc.	484,600	9,381,856
		43,677,640
Photography - 0.48%
Eastman Kodak Company (a)	302,400	4,632,768

Publishing - 2.43%
Gannett Company, Inc.	259,800	7,484,838
McGraw-Hill Companies, Inc.	247,900	10,285,371
The New York Times Company, Class A (a)	320,500	5,583,110
		23,353,319
Retail Grocery - 0.10%
Whole Foods Market, Inc.	33,000	957,000

Retail Trade - 3.04%
Bed Bath & Beyond, Inc. *	272,100	8,669,106
Home Depot, Inc.	402,900	11,023,344
Macy's, Inc.	41,300	977,571
Tiffany & Company	12,100	593,263
Wal-Mart Stores, Inc.	139,200	8,037,408
		29,300,692
Sanitary Services - 0.66%
Waste Management, Inc.	166,422	6,312,387

Semiconductors - 1.73%
Analog Devices, Inc.	233,500	8,198,185
Applied Materials, Inc.	173,200	3,431,092
Intel Corp.	218,000	5,053,240
		16,682,517
Software - 1.35%
Microsoft Corp.	460,000	13,027,200

Telecommunications Equipment &
Services - 0.51%
Alcatel-Lucent, SADR *	651,400	4,892,014

Telephone - 4.21%
AT&T, Inc.	537,073	21,429,213
Qwest Communications International, Inc. (a)	998,000	4,840,300
Sprint Nextel Corp.	590,600	5,528,016
Verizon Communications, Inc.	226,152	8,700,067
		40,497,596
Tobacco - 0.43%
UST, Inc.	74,700	4,125,681

Toys, Amusements & Sporting Goods - 0.59%
Mattel, Inc.	281,500	5,669,410

Trucking & Freight - 0.37%
United Parcel Service, Inc., Class B	50,500	3,586,510
TOTAL COMMON STOCKS (Cost $925,036,516)		$912,366,893

PREFERRED STOCKS - 0.56%

Banking - 0.21%
National City Corp., Series 1, 6.00%	17	1,985,600

The accompanying notes are an integral part of the financial statements.
54

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)

Financial Services - 0.35%
Merrill Lynch & Company, Inc.	41	$3,384,198
TOTAL PREFERRED STOCKS (Cost $5,800,000)		$5,369,798

RIGHTS - 0.02%

Financial Services - 0.02%
UBS AG (Expiration Date 06/17/2008, Strike
Price $22.43) *	173,460	206,417
TOTAL RIGHTS (Cost $0)		$206,417

CONVERTIBLE BONDS - 0.10%

Automobiles - 0.10%
Ford Motor Company
4.25% due 12/15/2036	1,043,000	990,433
TOTAL CONVERTIBLE BONDS (Cost $1,043,000)		$990,433

SHORT TERM INVESTMENTS - 7.43%
John Hancock Cash
Investment Trust, 2.5216% (c)(h)	$36,966,537	$36,966,537
T. Rowe Price Reserve Investment Fund,
2.69%	34,401,518	34,456,513
TOTAL SHORT TERM INVESTMENTS
(Cost $71,423,050)		$71,423,050

REPURCHASE AGREEMENTS - 0.58%
Repurchase Agreement with State
Street Corp. dated 05/31/2008 at
1.83% to be repurchased at
$5,576,850 on 06/02/2008,
collateralized by $5,770,000
Federal Home Loan Bank, 5.648%
due 11/27/2037 (valued at
$5,690,663, including interest)	$5,576,000	$5,576,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,576,000)		$5,576,000
Total Investments (Equity-Income Fund)
(Cost $1,008,878,566) - 103.52%		$995,932,591
Liabilities in Excess of Other Assets - (3.52)%		(33,819,380)
TOTAL NET ASSETS - 100.00%		$962,113,211

Fundamental Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.60%

Advertising - 0.42%
WPP Group PLC, SADR	113,651	$6,892,933

Banking - 1.25%
Toronto-Dominion Bank *	109,976	7,944,666
Wachovia Corp.	522,830	12,443,354
		20,388,020

Broadcasting - 2.50%
Grupo Televisa SA, SADR	681,839	17,864,182

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Broadcasting (continued)
Liberty Media Corp., Capital, Series A *	45,517	$674,562
News Corp., Class A	1,231,955	22,113,592
		40,652,336
Business Services - 3.15%
Dun & Bradstreet Corp.	25,405	2,327,606
H & R Block, Inc.	687,499	16,046,227
Iron Mountain, Inc. *	733,107	22,015,203
Moody's Corp. (a)	294,284	10,912,051
		51,301,087
Cable & Television - 2.79%
Comcast Corp., Special Class A	1,937,200	43,180,188
Virgin Media, Inc.	145,445	2,282,032
		45,462,220
Coal - 0.75%
China Coal Energy Company, H Shares	5,424,052	12,163,266

Computers & Business Equipment - 2.07%
Cisco Systems, Inc. *	340,457	9,097,011
Dell, Inc. *	553,345	12,760,136
Hewlett-Packard Company	252,910	11,901,944
		33,759,091
Construction Materials - 1.18%
Martin Marietta Materials, Inc. (a)	80,738	9,421,317
Vulcan Materials Company (a)	126,321	9,717,875
		19,139,192
Containers & Glass - 1.58%
Sealed Air Corp.	1,057,099	25,750,932

Cosmetics & Toiletries - 1.35%
Avon Products, Inc.	120,930	4,723,526
Procter & Gamble Company	261,416	17,266,527
		21,990,053
Crude Petroleum & Natural Gas - 10.88%
Devon Energy Corp.	503,966	58,429,818
EOG Resources, Inc.	430,177	55,333,668
Occidental Petroleum Corp.	688,255	63,271,282
		177,034,768
Electronics - 1.92%
Agilent Technologies, Inc. *	470,530	17,593,117
Garmin, Ltd. (a)	55,200	2,685,480
Tyco Electronics, Ltd.	274,599	11,016,912
		31,295,509
Financial Services - 13.57%
American Express Company	1,296,670	60,100,654
Ameriprise Financial, Inc.	218,817	10,341,291
Bank of New York Mellon Corp.	464,672	20,691,844
Brookfield Asset Management, Inc. *	43,500	1,600,800
Citigroup, Inc.	315,023	6,895,853
Discover Financial Services	70,319	1,205,971
E*TRADE Financial Corp. * (a)	93,481	383,272
JP Morgan Chase & Company	1,368,243	58,834,449
Merrill Lynch & Company, Inc.	503,500	22,113,720
Morgan Stanley	135,042	5,972,908
State Street Corp.	43,575	3,138,272

The accompanying notes are an integral part of the financial statements.
55

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Visa, Inc. *	62,410	$5,389,728
Wells Fargo & Company	880,688	24,280,568
		220,949,330
Food & Beverages - 1.48%
Diageo PLC, SADR	271,651	21,357,201
Hershey Company	68,399	2,680,557
		24,037,758
Forest Products - 0.38%
Sino-Forest Corp. *	293,550	6,145,169

Gas & Pipeline Utilities - 1.05%
Transocean, Inc. *	113,628	17,065,789

Healthcare Products - 1.24%
Covidien, Ltd.	265,699	13,308,863
Johnson & Johnson	103,300	6,894,242
		20,203,105
Healthcare Services - 2.17%
Cardinal Health, Inc.	211,839	11,977,377
Express Scripts, Inc. *	159,760	11,520,294
UnitedHealth Group, Inc.	343,320	11,744,977
		35,242,648
Holdings Companies/Conglomerates - 8.35%
Berkshire Hathaway, Inc., Class A *	488	65,709,200
China Merchants Holdings International
Company, Ltd.	2,891,115	12,466,334
General Electric Company	635,440	19,520,717
Loews Corp.	772,862	38,310,769
		136,007,020
Household Products - 0.12%
Hunter Douglas NV	30,818	2,032,872

Industrials - 0.21%
Cosco Pacific, Ltd.	1,824,526	3,455,515

Insurance - 7.66%
Ambac Financial Group, Inc.	238,190	745,535
American International Group, Inc.	1,200,398	43,214,328
Aon Corp.	226,104	10,669,848
Markel Corp. *	2,865	1,159,322
MBIA, Inc.	116,400	810,144
Millea Holdings, Inc.	229,884	9,485,822
NIPPONKOA Insurance Company, Ltd.	918,665	8,618,476
Principal Financial Group, Inc.	89,930	4,845,428
Progressive Corp.	1,396,093	28,005,626
Sun Life Financial, Inc. (a)	52,745	2,459,499
Transatlantic Holdings, Inc.	226,543	14,646,005
		124,660,033
International Oil - 6.01%
Canadian Natural Resources, Ltd.	296,813	29,072,833
ConocoPhillips	738,772	68,779,673
		97,852,506
Internet Content - 0.59%
Google, Inc., Class A *	16,456	9,639,925

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Internet Retail - 0.78%
Amazon.com, Inc. *	59,555	$4,860,879
eBay, Inc. *	131,600	3,949,316
Liberty Media Holding Corp.-Interactive A *	225,036	3,823,362
		12,633,557
Liquor - 0.93%
Heineken Holding NV	293,728	15,194,159

Manufacturing - 2.21%
Harley-Davidson, Inc.	438,172	18,214,810
Siemens AG	47,200	5,354,616
Tyco International, Ltd.	274,679	12,412,744
		35,982,170
Mining - 0.86%
BHP Billiton PLC	173,502	6,578,229
Rio Tinto PLC	61,937	7,428,941
		14,007,170
Multimedia - 0.30%
Liberty Media Corp. - Entertainment, Series A *	179,868	4,856,436

Real Estate - 0.40%
Hang Lung Group, Ltd.	1,255,609	6,467,982

Retail Grocery - 0.18%
Whole Foods Market, Inc. (a)	102,300	2,966,700

Retail Trade - 8.10%
Bed Bath & Beyond, Inc. *	346,103	11,026,842
CarMax, Inc. * (a)	347,708	6,835,939
Costco Wholesale Corp.	1,134,754	80,930,655
CVS Caremark Corp.	601,120	25,721,925
Lowe's Companies, Inc.	253,736	6,089,664
Sears Holdings Corp. * (a)	15,162	1,284,525
		131,889,550
Semiconductors - 0.88%
Texas Instruments, Inc.	442,353	14,367,625

Shipbuilding - 0.45%
China Shipping Development Company, Ltd.,
Class H	2,145,363	7,285,091

Software - 2.07%
Microsoft Corp.	1,191,629	33,746,933

Telephone - 0.54%
Sprint Nextel Corp.	936,728	8,767,774

Tobacco - 3.30%
Altria Group, Inc.	716,120	15,940,831
Philip Morris International, Inc. *	716,720	37,742,475
		53,683,306
Transportation - 0.04%
Asciano Group	145,114	603,345

Trucking & Freight - 0.89%
Kuehne & Nagel International AG	58,116	6,217,255
Toll Holdings, Ltd.	180,064	1,297,673
United Parcel Service, Inc., Class B	97,771	6,943,696
		14,458,624
TOTAL COMMON STOCKS (Cost $1,405,243,583)		$1,540,031,499

The accompanying notes are an integral part of the financial statements.
56

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Fundamental Value Fund (continued)
		Shares or
		Principal
		Amount	Value

SHORT TERM INVESTMENTS - 8.82%
Intesa Funding LLC
2.10% due 06/02/2008		$36,713,000	$36,710,858
John Hancock Cash
Investment Trust, 2.5216% (c)(h)		46,821,653	46,821,653
San Paolo US Finance
2.15% due 06/03/2008		20,817,000	20,814,514
UBS Finance Delaware LLC
2.20% due 06/02/2008		39,239,000	39,236,602
TOTAL SHORT TERM INVESTMENTS
(Cost $143,583,627)			$143,583,627
Total Investments (Fundamental Value Fund)
(Cost $1,548,827,210) - 103.42%			$1,683,615,126
Liabilities in Excess of Other Assets - (3.42)%			(55,752,275)
TOTAL NET ASSETS - 100.00%			$1,627,862,851

Global Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS - 0.07%

Treasury Inflation Protected
Securities (d) - 0.07%
2.00% due 04/15/2012		$525,990	$549,249
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $550,384)			$549,249

U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.33%

Federal Home Loan Mortgage Corp. - 2.42%
5.00% due 08/01/2035		4,907,697	4,662,888
6.00% TBA **		13,700,000	13,910,851
			18,573,739

Federal National Mortgage
Association - 21.10%
2.7425% due 03/25/2044 (b)		591,739	578,735
5.00% due 07/01/2013		1,689,009	1,696,768
5.141% due 09/01/2035 (b)		359,071	362,636
5.173% due 07/01/2035 (b)		376,119	381,126
5.276% due 11/01/2042 to 10/01/2044 (b)		4,400,031	4,399,459
5.50% due 10/01/2036 to 03/01/2037		7,369,755	7,323,694
5.50% TBA **		105,900,000	105,138,844
6.00% due 06/01/2035 to 01/01/2038		5,386,462	5,470,772
6.00% TBA **		21,000,000	21,301,875
6.019% due 11/01/2035 (b)		731,556	739,925
6.50% due 07/01/2036 to 10/01/2037		14,386,297	14,858,486
			162,252,320

Government National Mortgage
Association - 0.81%
6.50% TBA **		6,000,000	6,197,813
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $188,460,115)			$187,023,872

FOREIGN GOVERNMENT OBLIGATIONS - 52.25%

Belgium - 11.46%
Kingdom of Belgium
zero coupon due 07/17/2008	EUR	40,000,000	61,902,650

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Belgium (continued)
Kingdom of Belgium (continued)
zero coupon due 08/14/2008	EUR	17,000,000	$26,227,432
			88,130,082

Canada - 1.03%
Province of Quebec, Canada
5.00% due 12/01/2038	CAD	3,700,000	3,796,708
5.75% due 12/01/2036		600,000	684,462
Province of Quebec, Canada
5.125% due 11/14/2016		$3,200,000	3,312,525
Province of Ontario
6.20% due 06/02/2031	CAD	100,000	120,510
			7,914,205

Denmark - 0.15%
Nykredit Realkredit A/S, Series IOH
5.00% due 10/01/2038 (b)	DKK	5,998,241	1,145,152

France - 0.16%
Government of France
5.50% due 04/25/2010	EUR	800,000	1,269,081

Germany - 14.33%
Federal Republic of Germany
4.00% due 01/04/2037		600,000	815,919
4.00% due 07/04/2016		300,000	454,356
4.25% due 07/04/2039		9,800,000	13,863,502
5.00% due 01/04/2012		5,100,000	8,094,358
5.25% due 01/04/2011		21,255,000	33,854,461
5.50% due 01/04/2031		18,200,000	30,718,554
6.50% due 07/04/2027		11,900,000	22,340,328
			110,141,478

Ireland - 1.06%
Republic of Ireland
4.40% due 06/18/2019		5,400,000	8,130,786

Italy - 1.22%
Republic of Italy
4.25% due 08/01/2014		6,100,000	9,342,027

Japan - 21.52%
Government of Japan
0.90% due 12/20/2012	JPY	2,690,000,000	25,058,414
1.00% due 06/10/2016		666,600,000	6,178,475
1.10% due 12/10/2016		2,961,800,000	27,645,714
1.10% due 09/20/2012		2,480,000,000	23,364,978
1.20% due 03/10/2017		160,960,000	1,510,050
1.20% due 06/10/2017		2,226,400,000	20,823,662
1.20% due 03/20/2012		740,000,000	7,015,055
1.20% due 12/10/2017		201,000,000	1,887,953
1.30% due 03/20/2018		530,000,000	4,824,900
2.30% due 06/20/2035		1,270,000,000	11,575,336
2.40% due 03/20/2034		600,000,000	5,600,518
2.50% due 09/20/2035		1,210,000,000	11,499,626
2.50% due 06/20/2036		1,750,000,000	16,595,103
2.50% due 03/20/2036		140,000,000	1,327,782
2.50% due 09/20/2037		60,000,000	570,028
			165,477,594

The accompanying notes are an integral part of the financial statements.
57

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Netherlands - 0.63%
Kingdom of Netherlands
3.75% due 07/15/2014	EUR	3,200,000	$4,805,897

United Kingdom - 0.69%
Government of United Kingdom
4.50% due 12/07/2042	GBP	2,700,000	5,294,465
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $404,861,232)			$401,650,767

CORPORATE BONDS - 48.97%

Australia - 0.26%
National Australia Bank, Ltd., EMTN
2.7687% due 06/19/2017 (b)		$1,700,000	1,541,082
2.9262% due 06/29/2016 (b)		500,000	465,921
			2,007,003

British Virgin Islands - 0.10%
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)(g)		800,000	735,976

Canada - 3.17%
Alcan, Inc.
6.45% due 03/15/2011		700,000	725,588
Canada Housing Trust
4.55% due 12/15/2012 (g)	CAD	16,300,000	16,913,055
Citigroup Finance Canada, Inc., MTN
5.50% due 05/21/2013		300,000	299,487
DaimlerChrysler Canada Finance, Inc., MTN
4.85% due 03/30/2009		700,000	706,798
Falconbridge, Ltd.
7.35% due 06/05/2012		$3,000,000	3,163,662
Toronto-Dominion Bank, EMTN
5.375% due 05/14/2015	EUR	1,700,000	2,573,154
			24,381,744

Cayman Islands - 2.01%
Foundation Re II, Ltd.
9.445% due 11/26/2010 (b)(g)		$400,000	403,115
Mitsubishi UFJ Financial Group, Inc., Capital
Finance 1, Ltd.
6.346% due 07/29/2049 (b)		1,700,000	1,511,021
Mizuho Finance, Ltd.
1.365% due 09/28/2049 (b)	JPY	200,000,000	1,902,931
Mizuho Financial Group (Cayman), Ltd.
8.375% due 12/29/2049		$2,500,000	2,519,350
MUFG Capital Finance 2, Ltd.
4.85% due 12/31/2049 (b)	EUR	2,500,000	3,095,592
Residential Reinsurance 2005, Ltd., Series A
8.5256% due 06/06/2008 (b)(g)		$300,000	300,000
Residential Reinsurance 2007, Ltd., Series CL4
8.6444% due 06/07/2010 (b)(g)		1,900,000	1,908,740
SMFG Preferred Capital
6.078% due 01/29/2049 (b)(g)		1,700,000	1,481,431
STB Finance Cayman, Ltd.
1.705% due 08/12/2049 (b)	JPY	100,000,000	945,614
Transocean, Inc.
3.214% due 09/05/2008 (b)		$1,400,000	1,397,778
			15,465,572

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Denmark - 0.30%
Realkredit Danmark A/S, Series 83D
5.00% due 10/01/2038	DKK	11,963,620	$2,345,813

France - 2.13%
BNP Paribas Covered Bonds SA, EMTN
4.75% due 05/28/2013	EUR	3,400,000	5,219,476
CM-CIC Covered Bonds, EMTN
5.25% due 06/09/2010		3,200,000	4,975,909
Lafarge SA
6.50% due 07/15/2016		$2,000,000	1,931,868
Vivendi
5.75% due 04/04/2013		4,300,000	4,236,872
			16,364,125

Germany - 0.55%
Deutsche Bank AG
4.875% due 05/20/2013		2,500,000	2,473,770
6.00% due 09/01/2017		1,700,000	1,724,437
			4,198,207

Iceland - 0.14%
Glitnir Banki HF
3.2037% due 01/18/2012 (b)(g)		1,300,000	1,069,849

Ireland - 0.07%
Osiris Capital PLC, Series D
7.7131% due 01/15/2010 (b)(g)		500,000	503,192

Italy - 0.11%
Intesa Sanpaolo SpA, EMTN
6.375% due 11/12/2017 (b)	GBP	450,000	861,914

Japan - 0.86%
Bank of Tokyo-Mitsubishi UFJ, Ltd., Series E, MTN
3.50% due 12/16/2015 (b)	EUR	600,000	870,908
Mizuho Trust & Banking Company
2.8813% due 04/27/2009	JPY	100,000,000	962,291
Sumitomo Mitsui Banking Corp., Series E, MTN
1.6575% due 12/31/2049 (b)		100,000,000	952,707
1.7643% due 12/31/2049 (b)		100,000,000	951,482
1.8394% due 12/01/2049 (b)		300,000,000	2,866,733
			6,604,121

Luxembourg - 0.44%
Gaz Capital SA
7.343% due 04/11/2013 (g)		$1,000,000	1,063,750
8.146% due 04/11/2018 (g)		700,000	759,500
VTB Capital SA
3.3844% due 08/01/2008 (b)(g)		1,600,000	1,592,000
			3,415,250

Netherlands - 1.43%
Deutsche Telekom International Finance BV
zero coupon, Step up to 8.75% on
06/15/2008 due 06/15/2030		500,000	595,505
Rabobank Nederland
2.7331% due 01/15/2009 (b)(g)		2,500,000	2,498,238
Rabobank Nederland NV
3.1187% due 05/19/2010 (b)(g)		7,400,000	7,388,389
Siemens Financieringsmaatschappij NV
2.7281% due 08/14/2009 (b)(g)		500,000	500,166
			10,982,298

The accompanying notes are an integral part of the financial statements.
58

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Norway - 0.34%
DnB NOR Boligkreditt, EMTN
4.50% due 05/16/2011	EUR	1,700,000	$2,605,670

South Korea - 0.22%
Export-Import Bank of Korea, Series E, MTN
5.75% due 05/22/2013		1,100,000	1,676,208

Spain - 1.45%
Bankinter SA, Series E, MTN
5.00% due 05/14/2010		3,600,000	5,552,784
Santander US Debt SA Unipersonal
2.6587% due 09/19/2008 (b)(g)		$1,500,000	1,497,617
2.8444% due 02/06/2009 (b)(g)		2,500,000	2,491,733
3.0744% due 11/20/2009 (b)(g)		1,600,000	1,584,038
			11,126,172

Switzerland - 0.63%
UBS AG/Stamford Branch, MTN
5.75% due 04/25/2018		5,000,000	4,870,380

United Kingdom - 2.64%
Barclays Bank PLC
6.05% due 12/04/2017 (g)		7,500,000	7,327,927
7.70% due 12/31/2049 (b)(g)		1,000,000	1,027,488
8.25% due 02/28/2049	GBP	600,000	1,249,235
Barclays Bank PLC, EMTN
6.00% due 01/23/2018	EUR	600,000	932,669
HBOS Treasury Services PLC, MTN
2.4975% due 07/17/2008 (b)(g)		$1,400,000	1,399,891
2.7559% due 07/17/2009 (b)(g)		200,000	199,889
HSBC Holdings PLC
6.50% due 05/02/2036		2,000,000	1,903,722
Pearson Dollar Finance Two PLC
6.25% due 05/06/2018 (g)		1,000,000	992,875
Royal Bank of Scotland Group PLC
7.0916% due 10/29/2049	EUR	3,500,000	5,023,072
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 (g)		$300,000	278,878
			20,335,646

United States - 32.12%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		300,000	301,405
Alcoa, Inc.
6.00% due 01/15/2012		1,900,000	1,931,147
Allstate Life Global Funding II, MTN
3.3275% due 05/21/2010 (b)		5,300,000	5,299,915
Allstate Life Global Funding Trusts, MTN
5.375% due 04/30/2013		1,800,000	1,801,562
American Electric Power Company, Inc.
5.25% due 06/01/2015		2,000,000	1,932,262
American Express Bank FSB
5.50% due 04/16/2013		3,700,000	3,654,490
American Express Bank FSB, BKNT
2.74% due 06/12/2012 (b)		900,000	839,770
American Express Company
7.00% due 03/19/2018		4,500,000	4,710,910
American Express Credit Corp., MTN
2.5575% due 05/18/2009 (b)		1,400,000	1,388,573
3.7825% due 05/27/2010 (b)		700,000	701,299
5.875% due 05/02/2013		1,200,000	1,195,884

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

United States (continued)
American General Finance Corp.
6.90% due 12/15/2017		$2,000,000	$1,897,156
American International Group, Inc.
2.5987% due 06/23/2008 (b)(g)		1,600,000	1,599,552
8.175% due 05/15/2058 (b)(g)		3,600,000	3,453,552
American International Group, Inc., MTN
5.85% due 01/16/2018		2,200,000	2,122,424
American International Group, Inc., Series A3
4.875% due 03/15/2067 (b)	EUR	1,000,000	1,222,401
Amgen, Inc.
6.15% due 06/01/2018		$3,000,000	2,984,400
Autozone, Inc.
5.875% due 10/15/2012		500,000	507,148
BAE Systems Holdings, Inc.
6.40% due 12/15/2011 (g)		700,000	717,834
Bank of America Corp.
1.15% due 07/07/2008 (b)	JPY	90,000,000	853,984
8.125% due 12/29/2049 (b)		$4,400,000	4,398,196
Bank of America Corp., Series E, MTN
4.625% due 02/07/2017	EUR	1,500,000	2,086,895
Bear Stearns Companies, Inc.
6.95% due 08/10/2012		$3,100,000	3,235,808
7.25% due 02/01/2018		4,400,000	4,680,795
BellSouth Corp.
2.7756% due 08/15/2008 (b)		1,400,000	1,398,832
5.20% due 09/15/2014		600,000	596,875
Boston Scientific Corp.
6.00% due 06/15/2011		700,000	686,000
Capital One Financial Corp., MTN
5.70% due 09/15/2011		600,000	579,682
Charter One Bank NA, BKNT
2.9569% due 04/24/2009 (b)		3,250,000	3,231,663
Cisco Systems, Inc.
2.7375% due 02/20/2009 (b)		2,600,000	2,598,840
Citigroup Funding, Inc., MTN
2.4044% due 04/23/2009 (b)		1,000,000	990,643
Citigroup, Inc.
5.50% due 04/11/2013		3,400,000	3,385,985
6.00% due 08/15/2017		1,900,000	1,862,914
6.125% due 11/21/2017		6,600,000	6,524,001
6.125% due 05/15/2018		8,300,000	8,141,943
8.40% due 04/29/2049 (b)		4,300,000	4,262,547
Clorox Company
5.45% due 10/15/2012		2,000,000	1,999,856
CNA Financial Corp.
6.00% due 08/15/2011		1,000,000	1,007,798
Consumers Energy Company
5.00% due 02/15/2012		900,000	890,882
CVS Caremark Corp.
5.75% due 08/15/2011		700,000	716,915
D.R. Horton, Inc.
6.00% due 04/15/2011		800,000	752,000
DaimlerChrysler NA Holding Corp., MTN
5.75% due 09/08/2011		300,000	303,169
EchoStar DBS Corp.
7.00% due 10/01/2013		100,000	96,750
General Electric Capital Corp.
5.875% due 01/14/2038		5,000,000	4,542,645
6.375% due 11/15/2067 (b)		1,000,000	984,526

The accompanying notes are an integral part of the financial statements.
59

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

United States (continued)
General Electric Capital Corp., MTN
2.8875% due 01/20/2010 (b)		$2,600,000	$2,587,361
2.9369% due 10/26/2009 (b)		1,500,000	1,496,599
3.5575% due 05/22/2013 (b)		1,900,000	1,887,842
General Motors Acceptance LLC, MTN
3.7487% due 09/23/2008 (b)		200,000	196,386
Genworth Global Funding Trusts
2.86% due 02/10/2009 (b)		1,600,000	1,589,483
GlaxoSmithKline Capital, Inc.
5.65% due 05/15/2018		1,900,000	1,878,598
GMAC LLC
3.9256% due 05/15/2009 (b)		1,800,000	1,677,523
Goldman Sachs Group, Inc.
5.25% due 06/01/2016	CAD	1,500,000	1,456,386
5.95% due 01/18/2018		$1,300,000	1,272,248
6.15% due 04/01/2018		2,000,000	1,978,724
7.25% due 04/10/2028	GBP	300,000	613,235
Goldman Sachs Group, Inc., MTN
2.6388% due 12/23/2008 (b)		$1,300,000	1,295,720
2.6787% due 12/23/2009 (b)		1,700,000	1,677,492
Goldman Sachs Group, Inc., Series B, MTN
2.6888% due 12/22/2008 (b)		300,000	298,647
Goldman Sachs Group, Inc., Series E, MTN
5.375% due 02/15/2013	EUR	700,000	1,050,736
HJ Heinz Finance Company
6.00% due 03/15/2012 (b)		$600,000	617,605
Home Depot, Inc.
5.40% due 03/01/2016		1,000,000	941,265
HSBC Finance Corp.
2.8775% due 10/21/2009 (b)		2,000,000	1,962,570
5.25% due 01/15/2014		1,700,000	1,673,572
HSBC Finance Corp., MTN
2.6688% due 06/19/2009 (b)		2,800,000	2,741,945
Intuit, Inc.
5.75% due 03/15/2017		2,000,000	1,895,484
J.C. Penney Company, Inc.
8.00% due 03/01/2010		700,000	719,746
Johnson Controls, Inc.
5.25% due 01/15/2011		600,000	606,733
JP Morgan Chase & Company
6.00% due 01/15/2018		5,400,000	5,342,706
6.40% due 05/15/2038		1,900,000	1,826,721
JP Morgan Chase & Company, MTN
5.058% due 02/22/2021 (b)	CAD	700,000	676,378
JP Morgan Chase & Company, Series 1
2.4425% due 06/26/2009 (b)		$1,500,000	1,496,546
JP Morgan Chase Bank NA
4.375% due 11/30/2021 (b)	EUR	500,000	669,637
JP Morgan Chase Bank NA, BKNT
6.00% due 10/01/2017		$5,000,000	4,991,245
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036		900,000	781,548
Kinder Morgan Energy Partners LP, MTN
6.95% due 01/15/2038		2,500,000	2,484,208
Lehman Brothers Holdings, Inc., MTN
2.6487% due 12/23/2008 (b)		1,000,000	982,705
5.625% due 01/24/2013		6,800,000	6,470,486
6.875% due 05/02/2018		4,200,000	4,075,957

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

United States (continued)
Loews Corp.
5.25% due 03/15/2016	$200,000	$192,283
Masco Corp.
6.125% due 10/03/2016	700,000	649,402
McKesson Corp.
5.70% due 03/01/2017	600,000	574,076
Merrill Lynch & Company, Inc., MTN
2.7681% due 08/14/2009 (b)	300,000	293,681
2.96% due 10/23/2008 (b)	1,200,000	1,197,985
4.9656% due 05/12/2010 (b)	5,500,000	5,516,687
6.875% due 04/25/2018	4,000,000	3,921,188
Merrill Lynch & Company, Inc., Series 1
2.6987% due 03/23/2010 (b)	1,500,000	1,438,568
Metropolitan Life Global Funding I
5.125% due 04/10/2013 (g)	3,500,000	3,466,036
Mizuho JGB Investment LLC
9.87% due 12/31/2049 (b)(g)	500,000	500,480
Mizuho Preferred Capital Company LLC
8.79% due 12/29/2049 (b)(g)	1,300,000	1,301,937
Morgan Stanley
3.1838% due 10/18/2016 (b)	600,000	520,070
6.25% due 08/28/2017	300,000	288,153
Morgan Stanley, MTN
2.4913% due 11/21/2008 (b)	900,000	896,887
4.7781% due 05/14/2010 (b)	3,900,000	3,933,528
6.00% due 04/28/2015	9,400,000	9,076,189
Motorola, Inc.
6.00% due 11/15/2017	700,000	614,826
Nabors Industries, Inc.
6.15% due 02/15/2018 (g)	2,000,000	2,009,944
Nationwide Health Properties, Inc., REIT
6.50% due 07/15/2011	600,000	606,968
Newell Rubbermaid, Inc.
4.00% due 05/01/2010	600,000	589,513
Nisource Finance Corp.
5.40% due 07/15/2014	200,000	185,708
Norfolk Southern Corp.
5.257% due 09/17/2014	2,000,000	1,952,942
Prudential Financial, Inc., MTN
6.625% due 12/01/2037	2,000,000	1,955,674
Rabobank Capital Funding Trust
5.254% due 12/29/2049 (b)(g)	1,700,000	1,451,657
Reynolds American, Inc.
3.50% due 06/15/2011 (b)	800,000	758,936
Sabre Holdings Corp.
7.35% due 08/01/2011	700,000	630,000
Sara Lee Corp.
6.25% due 09/15/2011	500,000	511,061
SB Treasury Company LLC
9.40% due 12/29/2049 (b)	1,400,000	1,405,892
Sealed Air Corp.
5.625% due 07/15/2013 (g)	700,000	681,491
Simon Property Group LP, REIT
6.10% due 05/01/2016	1,000,000	986,120
Southwest Airlines Company
5.125% due 03/01/2017	500,000	438,136
Sprint Capital Corp.
8.75% due 03/15/2032	200,000	180,500

The accompanying notes are an integral part of the financial statements.
60

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

United States (continued)
Sprint Nextel Corp.
6.00% due 12/01/2016	$1,000,000	$825,000
State Street Capital Trust IV
6.6944% due 06/15/2037 (b)	1,800,000	1,383,133
Supervalu, Inc.
7.50% due 11/15/2014	100,000	103,000
Target Corp.
7.00% due 01/15/2038	2,100,000	2,191,598
Time Warner, Inc.
2.915% due 11/13/2009 (b)	1,500,000	1,466,283
Unicredito Italiano/New York NY, Series YCD
3.1143% due 05/15/2009 (b)	8,200,000	8,187,938
3.105% due 05/18/2009 (b)	3,900,000	3,896,003
US Bancorp
2.4125% due 04/28/2009 (b)	1,600,000	1,592,302
Verizon Communications, Inc.
4.35% due 02/15/2013	4,000,000	3,883,456
Viacom, Inc.
5.75% due 04/30/2011	600,000	602,777
Virginia Electric & Power Company
6.35% due 11/30/2037	100,000	99,379
Wachovia Corp., MTN
5.50% due 05/01/2013	4,200,000	4,153,779
Wal-Mart Stores, Inc.
2.70% due 06/16/2008 (b)	1,600,000	1,600,024
WEA Finance LLC
7.125% due 04/15/2018 (g)	2,000,000	2,075,458
Wells Fargo & Company
4.375% due 01/31/2013	1,900,000	1,851,468
Wells Fargo Capital XIII, Series GMTN
7.70% due 12/29/2049 (b)	2,000,000	2,004,596
Xerox Corp.
9.75% due 01/15/2009	700,000	724,284
XL Capital Finance PLC
6.50% due 01/15/2012	600,000	589,584
		246,942,445
TOTAL CORPORATE BONDS (Cost $379,589,498)		$376,491,585

MUNICIPAL BONDS - 1.42%

California - 1.13%
California State Various Purpose
5.00% due 11/01/2037	2,800,000	2,795,604
Golden State Tobacco Securitization Corp.,
California Tobacco Settlement Revenue, Series
A
5.00% due 06/01/2038	4,300,000	4,182,782
Golden State Tobacco Securitization Corp.,
California Tobacco Settlement Revenue, Series
A-1
5.125% due 06/01/2047	300,000	233,865
State of California
5.00% due 12/01/2037	1,500,000	1,497,705
		8,709,956

Illinois - 0.04%
Chicago Illinois, Series A
4.75% due 01/01/2030	300,000	295,215

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)

New York - 0.05%
New York City Municipal Water Finance Authority,
Water & Sewer Revenue, Series D
4.75% due 06/15/2038 (j)		$400,000	$400,524

Ohio - 0.19%
Buckeye Tobacco Settlement Financing Authority
5.875% due 06/01/2047		1,700,000	1,450,372

Puerto Rico - 0.01%
Puerto Rico Sales Tax Financing Corp.
zero coupon due 08/01/2054		500,000	35,625
TOTAL MUNICIPAL BONDS (Cost $11,032,408)			$10,891,692

COLLATERALIZED MORTGAGE
OBLIGATIONS - 16.90%

Australia - 0.59%
Crusade Global Trust, Series 2004-2, Class A2
5.00% due 11/19/2037 (b)	EUR	1,358,643	2,034,599
Puma Finance, Ltd., Series 2004-P10, Class BA
7.84% due 07/12/2036 (b)	AUD	692,436	652,697
Puma Finance, Ltd., Series 2006-G5, Class A1
2.7475% due 02/21/2038 (b)		$1,905,680	1,819,924
			4,507,220

Ireland - 0.50%
German Residential Asset Note Distributor PLC,
Series 2006-1, Class A
5.024% due 07/20/2016 (b)	EUR	1,254,848	1,841,083
Immeo Residential Finance PLC, Series 2007-2,
Class A
4.766% due 12/15/2016 (b)		1,368,362	2,016,216
			3,857,299

Netherlands - 0.80%
Atomium Mortgage Finance BV,
Series 2003-I, Class A
4.596% due 07/01/2034 (b)		690,315	1,070,970
Delphinus BV, Series 2001-II, Class A1
5.147% due 11/28/2031 (b)		1,192,636	1,847,338
Delphinus BV, Series 2003-I, Class A1
5.109% due 04/25/2093 (b)		1,000,000	1,547,691
Dutch Mortgage Portfolio Loans, BV,
Series III, Class A
5.109% due 11/20/2035 (b)		1,103,225	1,693,282
			6,159,281

Spain - 0.10%
Bancaja Fondo de Titulizacion de Activos, Series
2005-8, Class A
4.939% due 10/25/2037 (b)		541,664	764,217

United States - 14.91%
Adjustable Rate Mortgage Trust, Series 2005-5,
Class 2A1
5.1405% due 09/25/2035 (b)		$182,938	174,662
American Home Mortgage Investment Trust, Series
2007-1, Class GA2
2.6325% due 05/25/2047 (b)		456,176	284,663
American Home Mortgage Investment Trust,
Series 2004-3, Class 5A
4.29% due 10/25/2034 (b)		641,344	572,605

The accompanying notes are an integral part of the financial statements.
61

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Banc of America Commercial Mortgage, Inc.,
Series 2002-2, Class A2
4.772% due 07/11/2043	$1,970,021	$1,969,537
Banc of America Funding Corp., Series 2006-A,
Class 1A1
4.6249% due 02/20/2036 (b)	1,902,288	1,794,458
Banc of America Funding Corp., Series 2006-J,
Class 4A1
6.1396% due 01/20/2047 (b)	255,719	217,156
Banc of America Mortgage Securities,
Series 2004-4, Class 1A9
5.00% due 05/25/2034	1,585,220	1,527,042
BCAP LLC Trust, Series 2006-AA2, Class A1
2.5625% due 01/25/2037 (b)	2,986,033	2,095,018
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-7, Class 6A
4.6442% due 10/25/2033 (b)	308,547	295,018
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-9, Class 2A1
4.4803% due 02/25/2034 (b)	45,923	44,507
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-2, Class 22A
4.4154% due 05/25/2034 (b)	553,310	519,432
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-2, Class 23A
4.6294% due 05/25/2034 (b)	193,563	184,905
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A1
4.125% due 03/25/2035 (b)	3,399,635	3,248,257
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A2
4.125% due 03/25/2035 (b)	1,315,481	1,258,165
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A1
4.55% due 08/25/2035 (b)	1,887,091	1,833,366
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A2
4.55% due 08/25/2035 (b)	1,866,048	1,772,261
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1
4.625% due 10/25/2035 (b)	3,390,638	3,245,130
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
5.7115% due 09/25/2035 (b)	2,320,338	1,949,384
Bear Stearns Alt-A Trust, Series 2005-9, Class 24A1
5.577% due 11/25/2035 (b)	1,211,301	1,018,207
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1
2.5525% due 02/25/2034 (b)	116,673	91,587
Bear Stearns Alt-A Trust, Series 2006-6, Class 31A1
5.7989% due 11/25/2036 (b)	2,660,909	2,225,531
Bear Stearns Alt-A Trust, Series 2006-6, Class 32A1
5.804% due 11/25/2036 (b)	2,092,688	1,595,721
Bear Stearns Structured Products, Inc., Series
2007-R6, Class 1A1
5.6781% due 01/26/2036 (b)	1,241,909	1,028,133
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1
2.7288% due 05/20/2045 (b)	892,494	690,233

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Citigroup Commercial Mortgage Trust, Series
2007-C6, Class A3B
5.7001% due 02/10/2017 (b)	$900,000	$876,144
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class 1A1
4.90% due 12/25/2035 (b)	508,369	483,219
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class A2A
4.70% due 12/25/2035	2,383,659	2,303,580
Citigroup Mortgage Loan Trust, Inc., Series
2005-12, Class 2A1
3.1925% due 08/25/2035 (b)	1,181,070	1,008,980
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A1
4.7475% due 08/25/2035 (b)	1,067,489	1,015,069
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A2
4.2475% due 08/25/2035 (b)	1,043,362	985,250
Commercial Mortgage Pass Through
Certificates, Series 2006-CN2A, Class A2FL
2.9438% due 02/05/2019 (b)(g)	2,600,000	2,497,754
Countrywide Alternative Loan Trust, Series
2005-21CB, Class A3
5.25% due 06/25/2035	311,851	280,381
Countrywide Alternative Loan Trust, Series
2006-OA19, Class A1
2.6587% due 02/20/2047 (b)	2,418,306	1,888,458
Countrywide Alternative Loan Trust, Series
2007-11T1, Class A12
2.7425% due 05/25/2037 (b)	536,793	421,709
Countrywide Alternative Loan Trust, Series
2007-OA7, Class A1A
2.5725% due 05/25/2047 (b)	2,563,472	1,990,466
Countrywide Alternative Loan Trust,
Series 2005-11CB, Class 2A8
4.50% due 06/25/2035	852,916	845,194
Countrywide Alternative Loan Trust,
Series 2005-81, Class A1
2.6725% due 02/25/2037 (b)	4,533,590	3,650,926
Countrywide Alternative Loan Trust,
Series 2006-OA1, Class 2A1
2.6888% due 03/20/2046 (b)	1,554,029	1,215,577
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-12, Class 11A1
6.123% due 08/25/2034 (b)	118,922	105,267
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-22, Class A3
4.7996% due 11/25/2034 (b)	385,555	368,733
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2005-R2, Class 1AF1
2.7325% due 06/25/2035 (b)(g)	161,867	142,479
Countrywide Home Loan Mortgage
Pass Through Trust, Series 2005-HYB9,
Class 5A1
5.25% due 02/20/2036 (b)	700,923	568,024
Countrywide Home Loans,
Series 2004-12, Class 12A1
4.7104% due 08/25/2034 (b)	1,176,299	1,118,708

The accompanying notes are an integral part of the financial statements.
62

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Countrywide Home Loans,
Series 2004-25, Class 1A1
2.7225% due 02/25/2035 (b)	$310,530	$258,857
Countrywide Home Loans,
Series 2004-25, Class 2A1
2.7325% due 02/25/2035 (b)	365,680	293,532
Countrywide Home Loans,
Series 2005-HYB9, Class 3A2A
5.25% due 02/20/2036 (b)	781,033	690,133
CS First Boston Mortgage Securities Corp., Series
2003-AR18, Class 2A3
5.2235% due 07/25/2033 (b)	44,877	42,515
CS First Boston Mortgage Securities Corp., Series
2003-AR20, Class 2A1
4.7996% due 08/25/2033 (b)	468,137	432,672
CSAB Mortgage Backed Trust,
Series 2006-1, Class A1A
2.4925% due 06/25/2036 (b)	153,149	151,268
Federal Home Loan Mortgage Corp., Series T-63,
Class 1A1
5.276% due 02/25/2045 (b)	337,471	315,055
Federal Home Loan Mortgage Corp.,
Series 2003-2631, Class PC
4.50% due 03/15/2016	6,298,388	6,303,172
Federal Home Loan Mortgage Corp.,
Series 2004-2770, Class YW
4.00% due 06/15/2022	482,812	483,403
Federal Home Loan Mortgage Corp.,
Series 2004-2895, Class F
2.8644% due 06/15/2031 (b)	683,682	675,338
Federal Home Loan Mortgage Corp.,
Series 2005-2987, Class HD
4.50% due 07/15/2018	3,694,280	3,701,838
Federal Home Loan Mortgage Corp.,
Series 2006-3117, Class PN
5.00% due 11/15/2021	694,026	698,391
Federal National Mortgage Association, Series
2003-W6, Class F
2.7425% due 09/25/2042 (b)	738,224	709,864
Federal National Mortgage Association, Series
2005-120, Class NF
2.4925% due 01/25/2021 (b)	505,932	500,740
Federal National Mortgage Association, Series
2006-15, Class FC
2.5225% due 03/25/2036 (b)	1,206,680	1,205,955
Federal National Mortgage Association, Series
2006-16, Class FC
2.6925% due 03/25/2036 (b)	2,435,807	2,393,024
Federal National Mortgage Association, Series
2006-5, Class 3A2
4.6645% due 05/25/2035 (b)	1,189,604	1,171,054
First Horizon Asset Securities, Inc., Series
2003-AR2, Class 2A1
4.7487% due 07/25/2033 (b)	101,227	99,311
First Horizon Asset Securities, Inc., Series
2003-AR4, Class 2A1
4.3914% due 12/25/2033 (b)	307,911	301,350

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
First Horizon Asset Securities, Inc., Series
2005-AR3, Class 2A1
5.3695% due 08/25/2035 (b)	$185,752	$176,142
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
2.8644% due 11/15/2031 (b)	417,680	386,280
GMAC Mortgage Corp. Loan Trust, Series
2004-AR1, Class 22A
4.307% due 06/25/2034 (b)	31,116	24,902
GMAC Mortgage Corp. Loan Trust,
Series 2004-J4, Class A1
5.50% due 09/25/2034	991,285	975,321
Greenpoint Mortgage Funding Trust, Series
2006-AR6, Class A1A
2.4725% due 10/25/2046 (b)	2,145,051	1,889,452
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
4.3925% due 10/25/2033 (b)	34,851	32,814
GS Mortgage Securities Corp., Series 2003-1,
Class A2
3.0925% due 01/25/2032 (b)	389,188	334,308
GSR Mortgage Loan Trust, Series 2003-1, Class A2
4.513% due 03/25/2033 (b)	265,620	253,818
Harborview Mortgage Loan Trust, Series 2003-1,
Class A
5.2067% due 05/19/2033 (b)	424,236	411,201
Harborview Mortgage Loan Trust, Series 2005-4,
Class 3A1
5.133% due 07/19/2035 (b)	58,369	55,127
Harborview Mortgage Loan Trust, Series 2006-1,
Class 2A1A
2.7375% due 03/19/2037 (b)	1,593,416	1,251,783
Harborview Mortgage Loan Trust, Series 2006-12,
Class 2A11
2.5875% due 01/19/2038 (b)	1,290,181	1,221,416
Harborview Mortgage Loan Trust,
Series 2006-12, Class 2A2A
2.6875% due 01/19/2038	2,432,940	1,908,098
Impac Secured Assets Corp., Series 2006-4, Class
A2A
2.4725% due 01/25/2037 (b)	1,419,770	1,320,308
Indymac Index Mortgage Loan Trust, Series
2004-AR11, Class 2A
5.0504% due 12/25/2034 (b)	101,287	86,780
JP Morgan Alternative Loan Trust, Series 2006-A6,
Class 2A1
5.50% due 11/25/2036 (b)	806,129	720,880
JP Morgan Mortgage Trust, Series 2003-A2, Class
3A1
4.3856% due 11/25/2033 (b)	309,675	302,188
JP Morgan Mortgage Trust, Series 2005-A1, Class
6T1
5.0254% due 02/25/2035 (b)	585,813	556,735
JP Morgan Mortgage Trust,
Series 2004-S1, Class 1A3
4.50% due 08/25/2019	1,799,893	1,776,098
Lehman XS Trust, Series 2006-4N, Class A1A
2.4725% due 04/25/2046 (b)	307,834	304,749

The accompanying notes are an integral part of the financial statements.
63

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Mastr Adjustable Rate Mortgages Trust, Series
2004-6, Class 4A4
4.1393% due 07/25/2034 (b)	$400,000	$385,034
Mellon Residential Funding Corp., Series
2000-TBC3, Class A1
2.9544% due 12/15/2030 (b)	1,093,052	1,014,298
Merrill Lynch Mortgage Investors, Inc., Series
2003-A2, Class 1A1
6.5674% due 02/25/2033 (b)	208,318	205,288
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 1A
4.25% due 10/25/2035 (b)	1,509,881	1,406,860
Merrill Lynch Mortgage Investors, Inc., Series
2005-A8, Class A3A2
2.6425% due 08/25/2036 (b)	258,158	176,497
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-C, Class A1
2.7225% due 06/25/2028 (b)	707,439	676,488
Merrill Lynch Mortgage Trust,
Series 2004-BPC1, Class A1
3.585% due 10/12/2041	417,176	415,183
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2007-5, Class A4
5.378% due 08/12/2048	900,000	860,506
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2007-8, Class A3
5.9572% due 08/12/2049 (b)	2,000,000	1,995,048
Residential Accredit Loans, Inc., Series 2006-QO6,
Class A1
2.5725% due 06/25/2046 (b)	2,866,307	2,355,076
Residential Accredit Loans, Inc.,
Series 2006-QO3, Class A1
2.6025% due 04/25/2046 (b)	1,876,506	1,463,850
Residential Asset Securitization Trust, Series
2005-A15, Class 5A1
5.75% due 02/25/2036	375,374	297,738
Residential Asset Securitization Trust, Series
2006-R1, Class A2
2.7925% due 01/25/2046 (b)	753,860	638,073
Residential Funding Mortgage Securities I, Series
2005-SA4, Class 1A21
5.2083% due 09/25/2035 (b)	211,835	182,484
Sequoia Mortgage Trust, Series 5, Class A
2.8475% due 10/19/2026 (b)	291,705	275,134
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
4.18% due 02/25/2034 (b)	218,225	191,943
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A2
4.58% due 02/25/2034 (b)	1,200,235	1,121,375
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 7A1
5.21% due 09/25/2034 (b)	959,197	930,955
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-19, Class 2A1
5.194% due 01/25/2035 (b)	906,284	856,930
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4, Class 3A2
4.59% due 04/25/2034 (b)	462,659	436,144

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR3, Class 12A1
2.6125% due 05/25/2036 (b)		$2,133,319	$1,658,146
Thornburg Mortgage Securities Trust, Series
2006-5, Class A1
2.5125% due 09/25/2046 (b)		2,116,926	2,034,619
WaMu Mortgage Pass Through Certificates, Series
2006-AR19, Class 1A
4.534% due 01/25/2047 (b)		691,071	530,995
WaMu Mortgage Pass-Through Certificates, Series
2002-AR17, Class 1A
4.994% due 11/25/2042 (b)		504,572	469,987
WaMu Mortgage Pass-Through Certificates, Series
2003-AR5, Class A7
4.5651% due 06/25/2033 (b)		152,380	148,143
WaMu Mortgage Pass-Through Certificates, Series
2005-AR13, Class A1A1
2.6825% due 10/25/2045 (b)		216,255	174,632
WaMu Mortgage Pass-Through Certificates, Series
2005-AR2, Class 2A1A
2.7025% due 01/25/2045 (b)		373,610	302,663
WaMu Mortgage Pass-Through Certificates, Series
2005-AR6, Class 2A1A
2.6225% due 04/25/2045 (b)		639,600	528,460
WaMu Mortgage Pass-Through Certificates, Series
2006-AR17, Class 1A1A
4.604% due 12/25/2046 (b)		510,858	433,570
WaMu Mortgage Pass-Through Certificates, Series
2006-AR3, Class A1A
4.794% due 02/25/2046 (b)		1,198,213	923,775
WaMu Mortgage Pass-Through Certificates,
Series 2003-R1, Class A1
2.9325% due 12/25/2027 (b)		1,175,197	1,080,981
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2006-AR5,
Class 3A
4.734% due 07/25/2046 (b)		477,737	338,393
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S, Class A1
3.5418% due 09/25/2034 (b)		2,176,965	2,044,787
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR2, Class 2A1
4.95% due 03/25/2036 (b)		2,357,510	2,261,050
			114,631,873
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $136,839,525)			$129,919,890

ASSET BACKED SECURITIES - 9.89%

Ireland - 0.61%
Cars Alliance Funding PLC, Series 2007-1, Class A
4.861% due 10/08/2023 (b)	EUR	1,700,000	2,577,779
SC Germany Auto, Series 2007-1, Class A
4.454% due 08/11/2015 (b)		1,394,162	2,144,044
			4,721,823

Italy - 0.18%
Locat Securitisation Vehicle Srl, Series 2006-4,
Class A2
4.718% due 12/12/2028 (b)		900,000	1,350,503

The accompanying notes are an integral part of the financial statements.
64

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES
(continued)

Luxembourg - 0.36%
Silver Arrow SA, Series 2006-2, Class A
4.454% due 08/15/2014 (b)	EUR	1,788,701	$2,768,023

United States - 8.74%
ACE Securities Corp.,
Series 2006-ASP4, Class A2A
2.4425% due 08/25/2036 (b)		$641,291	636,523
ACE Securities Corp., Series 2006-NC1, Class A2B
2.5425% due 12/25/2035 (b)		1,816,652	1,789,507
AmeriCredit Automobile Receivables Trust, Series
2008-AF, Class A1
2.6936% due 06/12/2009		3,900,000	3,900,000
Argent Securities, Inc., Series 2006-M2, Class A2A
2.4425% due 09/25/2036 (b)		978,828	969,038
Asset Backed Funding Certificates,
Series 2006-OPT1, Class A3A
2.4325% due 09/25/2036 (b)		169,342	167,611
BA Credit Card Trust, Series 2008-A5, Class A5
4.095% due 12/16/2013 (b)		2,900,000	2,938,835
Bank One Issuance Trust, Series 2003-A6, Class A6
2.6244% due 02/15/2011 (b)		2,100,000	2,100,015
Bank One Issuance Trust, Series 2003-A9, Class A9
3.86% due 06/15/2011		2,200,000	2,204,194
Capital Auto Receivables Asset Trust, Series
2008-2, Class A2B
3.4494% due 03/15/2011 (b)		1,900,000	1,901,803
Chase Issuance Trust, Series 2008-A5, Class A5
3.4144% due 05/16/2011 (b)		2,100,000	2,105,907
Chase Issuance Trust, Series 2008-A7, Class A7
3.155% due 11/15/2011 (b)		7,800,000	7,805,968
Citigroup Commercial Mortgage Trust, Series
2006-FL2, Class A1
2.7859% due 10/01/2036 (b)(g)		96,565	90,384
Countrywide Asset-Backed Certificates,
Series 2006-25, Class 2A1
2.4625% due 06/25/2037 (b)		1,956,708	1,835,027
Daimler Chrysler Auto Trust, Series 2008-A, Class
A2B
3.5237% due 10/08/2010 (b)		2,000,000	1,999,864
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF15, Class A3
2.4525% due 11/25/2036 (b)		1,835,357	1,758,322
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF18, Class A2A
2.4625% due 12/25/2037 (b)		1,846,772	1,797,226
Ford Credit Auto Owner Trust, Series 2008-C,
Class A1
2.7762% due 06/15/2009		4,400,000	4,391,064
Ford Credit Auto Owner Trust, Series 2008-C,
Class A2B
3.33% due 01/15/2011 (b)		3,500,000	3,496,720
Ford Credit Auto Owner Trust, Series 2008-C,
Class A3
3.85% due 06/15/2012 (b)		2,800,000	2,800,000
GSAMP Trust, Series 2006-SD1, Class A1
2.5125% due 12/25/2035 (b)(g)		147,032	145,630
GSR Mortgage Loan Trust, Series 2005-HEL1,
Class A2A
2.4925% due 11/25/2030 (b)		78,020	77,397

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)

United States (continued)
HSI Asset Securitization Corp. Trust, Series
2006-HE2, Class 2A1
2.4425% due 12/25/2036 (b)	$1,951,890	$1,865,718
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB17, Class A4
5.429% due 12/12/2043	1,100,000	1,074,873
JP Morgan Mortgage Acquisition Corp., Series
2006-WMC3, Class A2
2.4425% due 08/25/2036 (b)	1,009,282	994,443
Lehman Brothers Floating Rate Commercial
Mortgage Trust, Series 2006-LLFA, Class A1
2.5944% due 09/15/2021 (b)(g)	356,817	336,872
Lehman Brothers-UBS
Commercial Mortgage Trust,
Series 2003-C1, Class A2
3.323% due 03/15/2027	283,141	282,142
Long Beach Mortgage Loan Trust, Series 2004-4,
Class 1A1
2.6725% due 10/25/2034 (b)	134,514	110,996
MBNA Master Credit Card Trust, Series 1999-B,
Class A
5.90% due 08/15/2011	300,000	305,413
Morgan Stanley Capital I, Series 2006-NC2, Class
A2B
2.5125% due 02/25/2036 (b)	2,618,403	2,583,548
Nelnet Student Loan Trust, Series 2008-4, Class A1
3.1497% due 04/27/2015 (b)	1,800,000	1,792,406
New Century Home Equity Loan Trust,
Series 2005-D, Class A2B
2.5625% due 02/25/2036 (b)	1,059,068	1,056,856
Nomura Asset Acceptance Corp., Series 2006-S1,
Class A1
2.5325% due 01/25/2036 (b)(g)	91,145	85,475
Residential Asset Mortgage Products, Inc., Series
2006-RZ5, Class A1A
2.4925% due 08/25/2046 (b)	1,535,954	1,479,727
Residential Asset Securities Corp., Series
2006-KS6, Class A1
2.4325% due 08/25/2036 (b)	487,031	483,518
Residential Asset Securities Corp., Series
2006-KS9, Class AI1
2.4625% due 11/25/2036 (b)	1,375,932	1,358,353
Residential Asset Securities Corp.,
Series 2006-KS7, Class A1
2.4425% due 09/25/2036 (b)	465,773	462,903
SACO I, Inc., Series 2005-10, Class 1A
2.6525% due 11/25/2033 (b)	629,779	383,642
Soundview Home Equity Loan Trust, Series
2006-EQ1, Class A1
2.4425% due 10/25/2036 (b)	736,438	724,416
Soundview Home Equity Loan Trust, Series
2006-EQ2, Class A1
2.4725% due 01/25/2037 (b)	1,308,881	1,276,315
Specialty Underwriting & Residential Finance,
Series 2006-BC1, Class A2A
2.4725% due 12/25/2036 (b)	85,941	85,676
Structured Asset Securities Corp., Series 2006-11,
Class A1
5.3817% due 12/31/2036 (b)(g)	884,917	826,822

The accompanying notes are an integral part of the financial statements.
65

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)

United States (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A4
5.572% due 10/15/2048 (b)	$3,000,000	$2,961,666
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1A
2.6225% due 10/25/2035 (b)(g)	852,734	819,559
Wells Fargo Home Equity Trust,
Series 2005-3, Class AII2
2.6325% due 11/25/2035 (b)(g)	940,639	932,065
		67,194,439
TOTAL ASSET BACKED SECURITIES
(Cost $76,827,279)		$76,034,788

PREFERRED STOCKS - 0.72%

United States - 0.72%
Bank of America Corp., 8.00%	5,600,000	5,549,124
TOTAL PREFERRED STOCKS (Cost $5,648,000)		$5,549,124

TERM LOANS - 1.58%

United States - 1.58%
Chrysler Financial
9.00% due 08/03/2012 (b)	8,063,241	7,236,758
Ford Motor Company, Term B
8.00% due 11/29/2013	987,500	853,694
Georgia Pacific Corp.
7.11% due 12/20/2012 (b)	977,500	922,760
HCA, Inc., Tranche B
7.60% due 11/01/2013 (b)	1,283,750	1,207,187
Shackleton B Event Linked Loan
10.9375% due 08/01/2008 (b)	1,000,000	970,000
Shackleton C Event Linked Loan
10.4375% due 08/01/2008 (b)	1,000,000	970,000
		12,160,399
TOTAL TERM LOANS (Cost $12,966,661)		$12,160,399

OPTIONS - 1.09%

France - 0.01%
Over The Counter European Purchase Call Option
on the EUR vs. JPY
Expiration 07/10/2008 at $161.40 *	1,900,000	62,154
Over The Counter European Purchase Put Option
on the EUR vs. JPY
Expiration 07/10/2008 at $161.40 *	1,900,000	24,647
		86,801

Germany - 0.19%
EUREX American Call on Euro-Bobl Futures
Expiration 08/22/2008 at $104.00 *	44,500,000	5,839
EUREX American Call on Euro-Shatz Futures
Expiration 08/22/2008 at $108.00 *	81,800,000	6,419
EUREX American Put on Euro-Bund Futures
Expiration 08/22/2008 at $118.00 *	37,200,000	3,492
Over The Counter European Purchase Put on DBR
6.50%
Expiration 08/22/2008 at $98.00 *	5,000,000	708

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS (continued)

Germany (continued)
Over The Counter European Style Call on
EUR-LIBOR Rate Swaption
Expiration 09/14/2009 at $4.00 *	44,500,000	$141,231
Over The Counter European Style Purchase Call
Option on the EUR vs. USD
Expiration 07/08/2010 at $1.392 *	7,300,000	1,054,313
Over The Counter European Style Purchase Put
Option on the EUR vs. USD
Expiration 07/08/2010 at $1.392 *	7,300,000	281,676
		1,493,678

United States - 0.89%
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 10 yrs. Futures
Expiration 08/22/2008 at $135.00 *	458,000	7,156
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 2 yrs. Futures
Expiration 08/22/2008 at $111.00 *	2,208,000	17,251
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 5 yrs. Futures
Expiration 08/22/2008 at $126.00 *	2,105,000	16,446
Chicago Board of Trade American Purchase Put on
U.S. Treasury Bond Futures
Expiration 08/22/2008 at $92.00 *	131,000	2,047
Chicago Board of Trade American Purchase Put on
U.S. Treasury Note 10 yrs. Futures
Expiration 08/22/2008 at $88.00 *	36,000	563
Expiration 08/22/2008 at $90.50 *	70,000	1,094
Expiration 08/22/2008 at $92.00 *	332,000	5,188
Expiration 08/22/2008 at $93.00 *	1,434,000	22,406
Over The Counter European Purchase Call on
U.S. Treasury Note, 3.50%
Expiration 06/27/2008 at $104.90625 *	41,500,000	4,773
Over The Counter European Purchase Call on
U.S. Treasury Note, 4.250%
Expiration 08/15/2008 at $117.00 *	15,600,000	343
Over The Counter European Purchase Call on FG
TBA, 5.50%
Expiration 08/06/2008 at $106.00 *	10,000,000	0
Over The Counter European Purchase Call on
FNMA TBA, 5.50%
Expiration 07/07/2008 at $106.00 *	18,000,000	3,186
Over The Counter European Purchase Call Option
on the EUR vs. USD
Expiration 05/19/2010 at $1.3665 *	1,600,000	272,062
Expiration 05/21/2010 at $1.3750 *	1,600,000	262,118
Over The Counter European Purchase Call Option
on the USD vs. JPY
Expiration 03/17/2010 at $103.80 *	8,000,000	311,568
Expiration 07/09/2008 at $115.00 *	57,000,000	20,805
Over The Counter European Purchase Put on
FNMA TBA, 5.50%
Expiration 08/06/2008 at $82.09375 *	7,000,000	0
Expiration 08/06/2008 at $86.00 *	46,000,000	0
Expiration 08/06/2008 at $86.00 *	10,000,000	0
Expiration 06/05/2008 at $86.375 *	48,000,000	0
Over The Counter European Purchase Put on
FNMA TBA, 6.00%
Expiration 08/06/2008 at $89.00 *	32,000,000	0
Expiration 08/06/2008 at $90.00 *	12,000,000	0

The accompanying notes are an integral part of the financial statements.
66

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS (continued)

United States (continued)
Over The Counter European Purchase Put on
FNMA TBA, 6.50%
Expiration 06/05/2008 at $94.00 *	11,800,000	$0
Over The Counter European Purchase Put on
GNMA TBA, 6.50%
Expiration 08/13/2008 at $94.00 *	6,000,000	0
Over The Counter European Purchase Put Option
on the EUR vs. USD
Expiration 05/19/2010 at $1.3665 *	1,600,000	46,384
Expiration 05/21/2010 at $1.3750 *	1,600,000	49,197
Over The Counter European Purchase Put Option
on the USD vs. JPY
Expiration 03/17/2010 at $103.80 *	8,000,000	492,240
Over The Counter European Style Call on
USD-LIBOR Rate Swaption
Expiration 08/03/2009 at $3.45 *	10,100,000	44,977
Expiration 08/03/2009 at $3.45 *	61,200,000	272,536
Expiration 08/03/2009 at $3.45 *	9,200,000	40,969
Expiration 08/03/2009 at $3.50 *	206,500,000	972,243
Expiration 08/03/2009 at $3.85 *	33,300,000	226,377
Expiration 07/06/2009 at $4.25 *	64,200,000	646,526
Expiration 09/08/2009 at $4.75 *	57,800,000	842,481
Expiration 08/28/2009 at $5.00 *	37,000,000	647,911
Expiration 08/28/2009 at $5.00 *	74,100,000	1,297,573
Expiration 08/28/2009 at $5.00 *	16,200,000	283,680
		6,810,100
TOTAL OPTIONS (Cost $8,322,683)		$8,390,579

REPURCHASE AGREEMENTS - 0.92%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.83% to be repurchased at
$7,057,076 on 06/02/2008,
collateralized by $7,100,000
Federal National Mortgage
Association, 4.25% due
04/24/2013 (valued at $7,197,625,
including interest)	$7,056,000	$7,056,000
TOTAL REPURCHASE AGREEMENTS
(Cost $7,056,000)		$7,056,000

SHORT TERM INVESTMENTS - 1.83%
Citibank Omni
3.57% due 08/19/2008	$4,600,000	$4,563,963
United States Treasury Bills
zero coupon due 06/26/2008 to
08/28/2008	7,050,000	7,040,460
VTB Capital SA
3.3843% due 08/01/2008	2,500,000	2,489,000
TOTAL SHORT TERM INVESTMENTS
(Cost $14,097,679)		$14,093,423
Total Investments (Global Bond Fund)
(Cost $1,246,251,464) - 159.97%		$1,229,811,368
Liabilities in Excess of Other Assets - (59.97)%		(461,024,003)
TOTAL NET ASSETS - 100.00%		$768,787,365

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

FEDERAL HOME LOAN MORTGAGE CORP. - 7.46%
Federal Home Loan Mortgage Corp.
5.50%, due 12/01/2099 (b)	$10,000,000	$9,930,469
TOTAL FEDERAL HOME LOAN MORTGAGE
CORP. (Proceeds $10,090,625)		$9,930,469

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 8.00%
Federal National Mortgage Association
6.00%, due 10/01/2037	4,398,157	$4,466,192
6.50%, TBA **	6,000,000	$6,187,500
TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Proceeds $10,703,160)		$10,653,692

U.S. TREASURY BONDS - 3.55%
U.S. Treasury Bonds
4.50%, due 02/15/2036	2,400,000	$2,323,500
5.00%, due 05/15/2037	2,300,000	$2,410,508
TOTAL U.S. TREASURY
BONDS (Proceeds $4,837,830)		$4,734,008

U.S. TREASURY NOTES - 80.99%
U.S. Treasury Notes
3.25%, due 12/31/2009	41,500,000	$42,009,039
4.25%, due 08/15/2013	15,600,000	$16,200,850
4.875%, due 08/15/2016	25,300,000	$26,934,608
4.625%, due 02/15/2017	3,500,000	$3,659,141
4.50%, due 05/15/2017	14,400,000	$14,895,000
3.50%, due 02/15/2018	1,900,000	$1,816,727
3.875%, due 05/15/2018	2,400,000	$2,366,438
TOTAL U.S. TREASURY
NOTES (Proceeds $108,699,238)		$107,881,803
Total Securities Sold Short (Global Bond Fund)
(Proceeds $134,330,854)		$133,199,972

Global Real Estate Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.38%

Australia - 8.14%
Abacus Property Group (a)	178,858	$225,657
Aspen Group, Ltd.	1,255,603	1,728,152
Becton Property Group (a)	544,973	916,758
Charter Hall Group	1,555,734	2,163,542
Commonwealth Property Office Fund, Ltd.	620,917	771,514
Compass Hotel Group, Ltd. *	98,375	65,819
Dexus Property Group, REIT	689,092	1,040,642
FKP Property Group, Ltd. (a)	351,823	1,331,639
General Property Trust, Ltd.	1,612,950	4,439,974
ING Industrial Fund (a)	507,697	968,087
Macquarie CountryWide Trust (a)	1,367,623	1,542,465
Macquarie Goodman Group, Ltd. (a)	1,298,608	4,964,838
Macquarie Leisure Trust Group	749,157	1,575,297

The accompanying notes are an integral part of the financial statements.
67

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Mirvac Group, Ltd.	336,401	$1,057,841
Stockland Company, Ltd. (a)	801,440	4,833,563
Stockland, REIT	13,214	71,991
Valad Property Group (a)	1,448,524	1,391,422
Westfield Group (a)	1,217,752	19,856,600
		48,945,801
Austria - 0.41%
Conwert Immobilien Invest AG *	137,500	2,455,751

Brazil - 1.01%
Brasil Brokers Participacoes SA *	400	408,239
Construtora Tenda SA *	231,950	1,825,367
Iguatemi Empresa de Shopping Centers SA	129,500	1,847,156
Multiplan Empreendimentos Imobiliarios SA *	165,300	1,981,771
		6,062,533
Canada - 2.23%
Allied Properties Real Estate Investment
Trust, REIT	139,700	3,056,641
Boardwalk Real Estate Investment Trust	141,850	6,017,489
Brookfield Properties Corp. (a)	100,720	2,025,479
Chartwell Seniors Housing Real Estate
Investment Trust, REIT	228,950	2,315,768
		13,415,377
China - 0.52%
Shui On Land, Ltd. (a)	3,367,000	3,149,592

Finland - 0.65%
Sponda Oyj	180,000	1,870,633
Technopolis Oyj	225,000	2,065,258
		3,935,891
France - 4.23%
Fonciere Des Regions	16,500	2,246,883
ICADE	22,500	3,255,406
Klepierre SA	47,500	2,811,084
Societe de la Tour Eiffel	12,000	1,514,055
Unibail-Rodamco, REIT	26,637	6,924,708
Unibail-Rodamco, REIT (a)	33,363	8,683,099
		25,435,235
Germany - 0.51%
IVG Immobilien AG	100,000	2,406,744
Magnat Real Estate Opportunities GmbH &
Company KGaA *	400,000	684,530
		3,091,274
Guernsey - 0.23%
Camper & Nicholsons Marina Investments, Ltd. *	1,200,000	1,402,477

Hong Kong - 13.13%
Agile Property Holdings, Ltd. (a)	889,288	1,162,334
China Overseas Land & Investment, Ltd.	4,564,166	8,281,576
China Resources Land, Ltd. (a)	3,099,000	5,249,783
Hang Lung Properties, Ltd. (a)	2,182,592	8,306,486
Henderson Land Development Company, Ltd.	1,273,000	8,849,453
Kerry Properties, Ltd.	1,210,803	8,277,443
New World China Land, Ltd.	828,000	564,456
New World Development Company, Ltd. (a)	3,282,863	8,245,123
Sino Land Company, Ltd.	396,000	1,008,788

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Sun Hung Kai Properties, Ltd.	1,807,173	$29,039,262
		78,984,704
India - 0.10%
DLF, Ltd.	41,000	567,269

Japan - 14.77%
Aeon Mall Company, Ltd. (a)	77,000	2,490,704
Japan Real Estate Investment Corp., REIT (a)	784	9,667,995
Japan Retail Fund Investment Corp., REIT	333	2,166,932
Mitsubishi Estate Company, Ltd.	1,119,000	30,145,703
Mitsui Fudosan Company, Ltd.	976,000	24,210,207
Nippon Building Fund, Inc., REIT (a)	729	9,681,275
Sumitomo Realty &
Development Company, Ltd. (a)	411,000	10,526,465
		88,889,281
Netherlands - 1.34%
Corio NV	40,000	3,510,393
Eurocommercial Properties NV (a)	25,000	1,388,506
ProLogis European Properties *	155,000	2,433,115
Wereldhave NV	6,000	700,181
		8,032,195
Norway - 0.13%
Norwegian Property ASA (a)	27,519	188,723
Scandinavian Property Development ASA *	120,590	576,533
		765,256
Philippines - 0.23%
Megaworld Corp.	31,273,200	1,400,559

Singapore - 5.33%
Allgreen Properties, Ltd. (a)	1,903,000	1,369,718
Ascendas India Trust *	3,399,959	2,746,836
Ascendas, REIT *	1,186,958	2,135,836
Capitaland, Ltd. (a)	1,756,000	8,447,578
CapitaMall Trust * (a)	2,111,000	5,131,953
City Developments, Ltd.	275,000	2,298,483
Hong Kong Land Holdings, Ltd. (a)	2,094,000	9,946,500
		32,076,904
South Africa - 0.31%
Growthpoint Properties, Ltd.	800,000	1,273,187
Madison Property Fund Managers Holdings,
Ltd. *	780,960	614,772
		1,887,959
Sweden - 0.70%
Hufvudstaden AB (a)	165,000	1,725,481
Klovern AB	300,000	1,159,903
Lennart Wallenstam Byggnads AB, Series B	65,000	1,294,476
		4,179,860
Switzerland - 0.33%
PSP Swiss Property AG *	32,500	2,005,037

United Kingdom - 7.62%
Aseana Properties, Ltd. *	1,000,000	845,000
Big Yellow Group PLC	210,000	1,372,764
British Land Company PLC	225,000	3,570,077
Capital & Regional PLC	290,000	1,709,022

The accompanying notes are an integral part of the financial statements.
68

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Derwent Valley Holdings PLC	120,000	$2,800,200
Equest Balkan Properties PLC	647,078	1,047,869
Great Portland Estates PLC (a)	250,000	1,915,283
Hammerson PLC	260,000	4,712,561
Helical Bar PLC	55,000	327,666
Hirco PLC *	200,000	1,422,286
Land Securities Group PLC	330,000	9,230,202
Liberty International PLC	150,000	2,622,217
London & Stamford Property, Ltd. *	620,000	1,320,270
Mapeley, Ltd.	26,265	702,383
Mucklow A & J Group PLC	37,820	253,222
North Real Estate Opportunities Fund, Ltd. *	600,000	956,786
Northern European Properties, Ltd.	700,000	794,988
Safestore Holdings, Ltd.	330,000	970,740
Segro PLC, REIT (a)	310,000	2,557,639
South African Property Opportunities PLC *	1,250,000	2,624,693
Terrace Hill Group PLC	1,424,138	1,622,118
Unite Group PLC	450,000	2,466,963
		45,844,949
United States - 34.46%
American Campus Communities, Inc., REIT	66,900	2,035,098
Avalon Bay Communities, Inc., REIT	142,410	14,411,892
BioMed Realty Trust, Inc., REIT	260,090	6,835,165
Boston Properties, Inc., REIT	115,350	11,274,309
BRE Properties, Inc., Class A, REIT	112,000	5,427,520
Camden Property Trust, REIT	58,550	2,884,173
Digital Realty Trust, Inc., REIT (a)	120,300	5,088,690
Douglas Emmett, Inc., REIT	5,850	143,325
Equity Lifestyle Properties, Inc., REIT	94,730	4,707,134
Equity Residential, REIT	198,800	8,407,252
Extra Space Storage, Inc., REIT	66,700	1,110,555
Federal Realty Investment Trust, REIT	107,890	8,698,092
General Growth Properties, Inc., REIT	350,900	14,583,404
Host Hotels & Resorts, Inc., REIT	484,710	8,332,165
Liberty Property Trust, REIT	44,950	1,595,725
LTC Properties, Inc., REIT	59,680	1,659,104
Medical Properties Trust, Inc., REIT	146,772	1,792,086
Nationwide Health Properties, Inc., REIT (a)	172,770	5,896,640
Post Properties, Inc., REIT	112,175	3,983,334
ProLogis, REIT	267,990	16,596,621
Public Storage, Inc., REIT	124,400	10,963,372
Regency Centers Corp., REIT	140,680	9,353,813
Saul Centers, Inc., REIT	17,500	882,350
Senior Housing Properties Trust, REIT	191,445	4,251,993
Simon Property Group, Inc., REIT	211,540	21,018,614
Starwood Hotels & Resorts Worldwide, Inc.	26,239	1,269,968
Tanger Factory Outlet Centers, Inc., REIT (a)	114,650	4,384,216
Taubman Centers, Inc., REIT (a)	83,700	4,498,875
The Macerich Company, REIT	38,450	2,750,329
Ventas, Inc., REIT	167,120	7,964,939
Vornado Realty Trust, REIT	148,476	14,510,560
		207,311,313
TOTAL COMMON STOCKS (Cost $567,482,060)		$579,839,217

Global Real Estate Fund (continued)
		Shares or
		Principal
		Amount	Value

CONVERTIBLE BONDS - 0.03%

Germany - 0.03%
Colonia Real Estate AG, Series COLO
1.875% due 12/07/2011	EUR	167,300	$180,672
TOTAL CONVERTIBLE BONDS (Cost $222,952)			$180,672

SHORT TERM INVESTMENTS - 18.19%
John Hancock Cash
Investment Trust, 2.5216% (c)(h)		$109,465,197	$109,465,197
TOTAL SHORT TERM INVESTMENTS
(Cost $109,465,197)			$109,465,197

REPURCHASE AGREEMENTS - 1.58%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.83% to be repurchased at
$9,529,453 on 06/02/2008,
collateralized by $9,590,000
Federal National Mortgage
Association, 4.25% due
04/24/2013 (valued at $9,721,863,
including interest)		$9,528,000	$9,528,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,528,000)			$9,528,000
Total Investments (Global Real Estate Fund)
(Cost $686,698,209) - 116.18%			$699,013,086
Liabilities in Excess of Other Assets - (16.18)%			(97,358,763)
TOTAL NET ASSETS - 100.00%			$601,654,323

The portfolio had the following five top industry concentrations as of  May 31, 2008 (as a percentage of total net assets):

Real Estate	92.61%
Building Materials & Construction	1.89%
Investment Companies	1.00%
Financial Services	0.40%
Retail Grocery	0.26%

High Income Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 68.36%

Advertising - 2.08%
R.H. Donnelley Corp.
6.875% due 01/15/2013	$385,000	$257,950
8.875% due 10/15/2017 (g)	1,290,000	864,300
R.H. Donnelley Corp., Series A-1
6.875% due 01/15/2013	2,890,000	1,936,300
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016	2,715,000	1,859,775
Vertis, Inc.
9.75% due 04/01/2009	3,108,000	2,983,680
10.875% due 06/15/2009	2,785,000	1,281,100
		9,183,105

The accompanying notes are an integral part of the financial statements.
69

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Air Travel - 2.70%
Alaska Airlines, Inc., Series D
9.50% due 04/12/2012	$95,227	$97,369
American Airlines, Inc., Series 90-K
9.93% due 06/15/2010	512,000	435,200
American Airlines, Inc., Series 91B2
10.32% due 07/30/2014 (g)	971,425	757,711
AMR Corp., Series MTNB
10.40% due 03/10/2011	4,500,000	3,600,000
Gol Finance
8.75% due 12/31/2049 (g)	3,470,000	3,053,600
Northwest Airlines
zero coupon due 01/16/2017 ^	4,470,000	22,350
6.625% due 02/15/2023	15,690,000	78,450
7.625% due 11/15/2023	8,745,000	43,725
8.70% due 03/15/2049	2,055,000	10,275
8.875% due 06/01/2049	6,360,000	31,800
9.875% due 03/15/2037	7,045,000	35,225
10.00% due 02/01/2009	3,115,000	15,575
US Airways Group, Inc.
7.00% due 09/30/2020	5,920,000	3,737,829
		11,919,109

Auto Parts - 2.97%
Allison Transmission, Inc.
11.00% due 11/01/2015 (g)	7,840,000	7,389,200
11.25% due 11/01/2015 (g)	6,290,000	5,723,900
		13,113,100

Broadcasting - 7.61%
Canadian Satellite Radio Holdings, Inc.
12.75% due 02/15/2014	4,045,000	3,782,075
Canadian Satellite Radio Holdings, Inc., ADR
8.00% due 09/10/2014	1,700,000	1,368,760
Sirius Satellite Radio, Inc.
9.625% due 08/01/2013	7,152,000	6,132,840
XM Satellite Radio Holdings, Inc.
1.75% due 12/01/2009	3,585,000	3,164,598
XM Satellite Radio, Inc.
7.3728% due 05/01/2013 (b)	10,430,000	10,299,625
9.75% due 05/01/2014	9,055,000	8,828,625
		33,576,523

Building Materials & Construction - 0.24%
Odebrecht Overseas, Ltd.
9.625% due 12/31/2049	1,006,000	1,056,300

Business Services - 0.27%
Allied Security Escrow Corp.
11.375% due 07/15/2011	276,000	234,600
MSX International UK
12.50% due 04/01/2012 (g)	1,185,000	936,150
		1,170,750

Cable & Television - 8.21%
Adelphia Communications Corp.
7.75% due 01/15/2009	3,000,000	247,500
9.875% due 03/01/2049	1,965,000	162,112
10.25% due 11/01/2049	985,000	81,263
Century Communications
8.375% due 12/15/2049	1,000,000	100

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Cable & Television (continued)
Charter Communications Holdings I LLC
9.92% due 04/01/2014	$8,035,000	$5,062,050
10.00% due 05/15/2014	3,980,000	2,507,400
11.75% due 05/15/2014	4,680,000	3,088,800
12.125% due 01/15/2015	2,925,000	1,901,250
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	13,145,000	11,173,250
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	1,345,000	1,338,275
Charter Communications Holdings LLC
8.75% due 11/15/2013	2,845,000	2,702,750
Charter Communications, Inc.
10.875% due 09/15/2014	2,680,000	2,867,600
Shaw Communications, Inc.
8.25% due 04/11/2010	18,000	18,630
Young Broadcasting, Inc.
10.00% due 03/01/2011	7,570,000	5,071,900
		36,222,880

Cable and Television - 0.22%
CCH I Holdings LLC
11.125% due 01/15/2014	1,500,000	960,000

Cellular Communications - 4.46%
American Tower Corp.
5.00% due 02/15/2010	441,000	447,928
Centennial Communications Corp.
8.4475% due 01/01/2013 (b)	600,000	571,500
10.00% due 01/01/2013	3,925,000	3,925,000
Cricket Communications, Inc.
9.375% due 11/01/2014	4,400,000	4,246,000
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	3,565,000	3,426,856
Rural Cellular Corp.
6.0756% due 06/01/2013 (b)	4,810,000	4,858,100
8.6228% due 11/01/2012 (b)	695,000	707,163
9.875% due 02/01/2010	1,220,000	1,250,500
		19,657,762

Chemicals - 2.21%
American Pacific Corp.
9.00% due 02/01/2015	7,225,000	7,116,625
Tronox Worldwide LLC
9.50% due 12/01/2012	3,255,000	2,636,550
		9,753,175

Containers & Glass - 2.50%
BWAY Corp.
10.00% due 10/15/2010	755,000	760,662
Graphic Packaging International Corp.
9.50% due 08/15/2013	4,910,000	4,946,825
Pliant Corp.
11.125% due 09/01/2009	552,000	444,360
11.85% due 06/15/2009	905,273	905,273
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	4,210,000	3,631,125

The accompanying notes are an integral part of the financial statements.
70

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Containers & Glass (continued)
US Corrugated, Inc.
10.00% due 06/12/2013		$460,000	$340,400
			11,028,645
Drugs & Health Care - 0.81%
Duane Reade, Inc.
9.75% due 08/01/2011		3,930,000	3,595,950

Electrical Utilities - 3.21%
CMS Energy Corp.
8.50% due 04/15/2011		37,000	39,095
Orion Power Holdings, Inc.
12.00% due 05/01/2010		2,945,000	3,232,138
Texas Competitive Electric Holdings Company LLC
10.25% due 11/01/2015 (g)		10,680,000	10,906,950
			14,178,183
Electronics - 0.60%
Muzak LLC/Muzak Finance Corp.
9.875% due 03/15/2009		919,000	736,349
10.00% due 02/15/2009		2,170,000	1,934,012
			2,670,361
Energy - 0.53%
Exide Technologies, Series B
11.50% due 03/15/2013		2,430,000	2,357,100

Financial Services - 0.64%
TAM Capital, Inc.
7.375% due 04/25/2017		2,090,000	1,713,800
Ucar Finance, Inc.
10.25% due 02/15/2012		1,060,000	1,102,400
			2,816,200
Food & Beverages - 1.15%
ASG Consolidated LLC/ASG Finance, Inc.
zero coupon, Step up to 11.50% on
11/01/2008 due 11/01/2011		4,360,000	4,033,000
Dole Food Company, Inc.
7.25% due 06/15/2010		1,100,000	1,020,250
			5,053,250
Gold - 0.55%
New Gold, Inc.
10.00% due 06/28/2017	CAD	2,535,000	2,423,762

Healthcare Products - 0.07%
Inverness Medical Innovations, Inc.
9.0925% due 06/26/2015 (b)		$320,000	295,200

Healthcare Services - 1.16%
Healthsouth Corp.
10.8287% due 06/15/2014 (b)		5,000,000	5,100,000

Holdings Companies/Conglomerates - 0.58%
UAL Corp.
4.50% due 06/30/2021 (g)		5,080,000	2,542,032

Homebuilders - 0.01%
Meritage Homes Corp.
7.00% due 05/01/2014		18,000	15,255
Standard Pacific Corp.
6.50% due 10/01/2008		37,000	36,538
			51,793

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Hotels & Restaurants - 0.25%
Buffalo Thunder Development Authority
9.375% due 12/15/2014 (g)	$1,595,000	$1,108,525

Household Products - 0.78%
Yankee Acquisition Corp., Series B
8.50% due 02/15/2015	4,225,000	3,448,656

International Oil - 0.37%
Dominion Petroleum Acquisitions
10.00% due 10/01/2011	1,685,000	1,620,296

Leisure Time - 10.22%
Cinemark, Inc.
zero coupon, Step up to 9.75% on
03/15/2009 due 03/15/2014	975,000	926,250
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015 (g)	7,355,000	5,350,763
Fontainebleau Senior Note
12.50% due 06/01/2022	3,169,710	2,694,254
Greektown Holdings LLC
10.75% due 12/01/2013 (g)	4,710,000	3,249,900
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (g)	1,110,000	1,032,300
Isle of Capri Casinos, Inc.
7.00% due 03/01/2014	12,857,000	9,803,462
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	1,800,000	1,413,000
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (g)	2,460,000	2,300,100
Majestic Star Casino LLC
9.50% due 10/15/2010	5,910,000	5,097,375
9.75% due 01/15/2011	4,515,000	1,467,375
Marquee Holdings, Inc.
12.00 due 08/15/2014	820,000	660,100
Mashantucket Western Pequot Tribe
8.50% due 11/15/2015 (g)	2,800,000	2,590,000
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	2,720,000	2,335,800
9.75% due 04/01/2010	95,000	95,712
Seminole Hard Rock Entertainment, Inc.
5.30% due 03/15/2014 (b)(g)	805,000	680,225
Travelport LLC
11.875% due 09/01/2016	715,000	656,013
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015	7,010,000	4,749,275
		45,101,904

Manufacturing - 0.40%
Vitro SAB de CV
9.125% due 02/01/2017	2,075,000	1,753,375

Medical-Hospitals - 0.58%
Ralin Medical, Inc.
zero coupon due 11/21/2037	170	2,550,000

Metal & Metal Products - 2.51%
Blaze Recycling & Metals LLC
10.875% due 07/15/2012 (g)	705,000	669,750
CII Carbon LLC
11.125% due 11/15/2015 (g)	10,510,000	10,404,900
		11,074,650

The accompanying notes are an integral part of the financial statements.
71

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Mining - 0.10%
Drummond Company, Inc.
7.375% due 02/15/2016 (g)	$470,000	$432,400

Paper - 1.43%
Abitibi-Consolidated Company of Canada
13.75% due 04/01/2011 (g)	385,000	408,581
15.50% due 07/15/2010 (g)	360,250	266,585
Abitibi-Consolidated, Inc.
6.00% due 06/20/2013	1,620,000	696,600
7.40% due 04/01/2018	500,000	192,500
7.50% due 04/01/2028	347,000	130,993
7.75% due 06/15/2011	2,051,000	989,607
8.375% due 04/01/2015	2,850,000	1,246,875
Jefferson Smurfit Corp.
8.25% due 10/01/2012	740,000	680,800
Newark Group, Inc.
9.75% due 03/15/2014	1,581,000	1,122,510
Norske Skog Canada, Ltd.
7.375% due 03/01/2014	441,000	335,160
Pope & Talbot, Inc.
8.375% due 06/01/2013	2,200,000	247,500
		6,317,711

Publishing - 3.13%
Idearc, Inc.
8.00% due 11/15/2016	14,030,000	10,031,450
Quebecor World Capital Corp.
6.125% due 11/15/2013	3,255,000	1,611,225
8.75% due 03/15/2016 (g)	560,000	324,800
Quebecor World, Inc.
9.75% due 01/15/2015 (g)	3,155,000	1,829,900
		13,797,375

Real Estate - 0.09%
Realogy Corp.
10.50% due 04/15/2014	505,000	378,750

Retail - 1.20%
Eye Care Centers of America
10.75% due 02/15/2015	1,545,000	1,591,350
Jo-Ann Stores, Inc.
7.50% due 03/01/2012	3,177,000	3,002,265
Steinway Musical Instruments, Inc.
7.00% due 03/01/2014 (g)	745,000	685,400
		5,279,015

Steel - 0.36%
WCI Steel Acquisition, Inc.
8.00% due 05/01/2016	1,955,000	1,588,438

Telecommunications Equipment &
Services - 1.69%
Digicel Group, Ltd.
8.875% due 01/15/2015 (g)	3,815,000	3,500,262
Mobile Satellite Ventures LP
zero coupon, Step up to 14.00% on
04/01/2010 due 04/01/2013 (g)	1,190,000	737,800
Terrestar Networks, Inc., PIK
15.00% due 02/15/2014 (g)	1,231,216	1,132,719
West Corp.
11.00% due 10/15/2016	2,365,000	2,093,025
		7,463,806

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Tobacco - 1.54%
Alliance One International, Inc.
11.00% due 05/15/2012	$2,150,000	$2,214,500
12.75% due 11/15/2012	2,330,000	2,399,900
North Atlantic Trading Company
10.00% due 03/01/2012 (g)	2,626,750	2,193,336
		6,807,736

Travel Services - 0.93%
Travelport LLC
9.875% due 09/01/2014	4,250,000	4,090,625
TOTAL CORPORATE BONDS (Cost $337,468,865)		$301,538,442

CONVERTIBLE BONDS - 3.96%

Air Travel - 2.52%
AMR Corp.
4.25% due 09/23/2023	12,220,000	11,125,882

Cable & Television - 0.08%
Charter Communications, Inc.
6.50% due 10/01/2027	604,000	354,921

Holdings Companies/Conglomerates - 1.36%
UAL Corp.
4.50% due 06/30/2021	11,936,000	5,972,775
TOTAL CONVERTIBLE BONDS (Cost $30,914,512)		$17,453,578

CORPORATE BONDS - 68.36%

Cellular Communications - 4.46%
AMR Corp
4.50% due 02/15/2024	284,000	224,715
TOTAL CORPORATE BONDS (Cost $337,468,865)		$301,538,442

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.66%
Countrywide Alternative Loan Trust, Series
2007-OA9, Class B1
4.1425% due 06/25/2047 (b)(g)	1,083,226	51,453
Countrywide Alternative Loan Trust, Series
2007-OA9, Class B2
4.1425% due 06/25/2047 (b)(g)	322,672	8,874
Countrywide Alternative Loan Trust, Series
2007-OA9, Class B3
4.1425% due 06/25/2047 (b)(g)	643,883	51,511
Countrywide Alternative Loan Trust, Series
2007-OA9, Class XP
3.4956% IO due 06/25/2047	51,233,988	2,849,891
DSLA Mortgage Loan Trust, Series 2005-AR5,
Class X2
0.1507% IO due 08/19/2045	56,602,197	1,821,883
Global Tower Partners Acquisition
LLC, Series 2007-1A, Class G
7.8737% due 05/15/2037 (g)	515,000	458,370
GS Mortgage Securities
Corp., Series 2006-NIM3, Class N3
8.112% due 06/25/2046 (g)	5,655	5,598
GS Mortgage Securities
Corp., Series 2006-NIM3, Class OS
zero coupon due 10/26/2037	5,000	700,000

The accompanying notes are an integral part of the financial statements.
72

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Harborview Mortgage Loan Trust,
Series 2007-3, Class ES
0.3509% IO due 05/19/2047	$71,864,242	$561,799
Harborview Mortgage Loan Trust,
Series 2007-4, Class ES
0.3508% IO due 07/19/2047	72,105,747	540,793
Harborview Mortgage Loan Trust,
Series 2007-6, Class ES
0.3436% IO due 08/19/2037 (g)	50,131,990	360,324
Harborview NIM Corp., Series 2006-BU1, Class N1
5.926% due 02/20/2046	186,595,756	7,004,991
Lehman XS Net Interest Margin
Notes, Series 2007-GPM8, Class A3
9.00% due 01/28/2047 (g)	670,000	569,500
Lehman XS Net Interest Margin
Notes, Series 2007-GPM8, Class A4
9.00% due 01/28/2047 (g)	470,000	97,727
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (g)	1,750,000	1,670,772
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036 (g)	1,325,000	1,205,388
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2005-AR19,
Class B1
3.0925% due 12/25/2045 (b)	3,067,916	1,227,166
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2006-AR8,
Class CX2P
1.9764% IO due 10/25/2046	39,232,394	1,373,134
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $23,181,306)		$20,559,174

ASSET BACKED SECURITIES - 0.93%
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031 (g)	1,525,000	1,328,748
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/27/2037 (g)	3,560,000	2,759,000
TOTAL ASSET BACKED SECURITIES
(Cost $5,099,918)		$4,087,748

COMMON STOCKS - 9.11%

Air Travel - 2.74%
Northwest Airlines Corp. *	1,652,746	11,668,387
UAL Corp. *	47,000	401,380
		12,069,767

Auto Parts - 0.14%
Federal Mogul Corp. *	31,002	619,420

Broadcasting - 1.82%
Canadian Satellite Radio Holdings, Inc. *	584,572	2,447,483
XM Satellite Radio Holdings, Inc., Class A *	525,300	5,583,939
		8,031,422

Cable & Television - 3.02%
Adelphia Recovery Trust, Series ACC-1 *	5,806,367	377,414
Adelphia Recovery Trust, Series Arahova *	424,949	191,227
Charter Communications, Inc., Class A *	414,100	658,419
Comcast Corp., Special Class A	347,333	7,742,053

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Cable & Television (continued)
Time Warner Cable, Inc. *	145,469	$4,349,523
		13,318,636
Cellular Communications - 0.18%
USA Mobility, Inc. *	100,901	792,073

Containers & Glass - 0.00%
Pliant Corp. *	78	0

Forest Products - 0.04%
Tembec, Inc. *	52,800	193,961

International Oil - 0.34%
Dominion Petroleum, Ltd., GDR *	3,723,712	1,493,701

Leisure Time - 0.15%
Fontainebleau Resorts LLC, Class A *	65,203	665,071

Telephone - 0.68%
Sprint Nextel Corp.	321,650	3,010,644
TOTAL COMMON STOCKS (Cost $63,898,531)		$40,194,695

PREFERRED STOCKS - 1.25%

Cellular Communications - 0.68%
Rural Cellular Corp., 12.25% *	2,254	3,023,177

Containers & Glass - 0.01%
Pliant Corp., Series AA, 13.00% *	685	25,345

Finance-Other Services - 0.56%
iStar Financial, Inc, Series I, 7.50% *	139,000	2,454,740
TOTAL PREFERRED STOCKS (Cost $5,591,543)		$5,503,262

TERM LOANS - 3.05%

Air Travel - 0.29%
Delta Airlines, Inc.
5.25% due 04/30/2012 (b)	1,544,400	1,301,157

Broadcasting - 0.07%
Sirius Satellite Radio, Inc.
5.125% due 12/20/2012 (b)	333,325	306,659

Forest Products - 0.04%
Tembec, Inc.
9.8625% due 02/28/2012	180,000	166,275

Leisure Time - 0.17%
East Valley Tourist Development
9.44% due 08/06/2012 (b)	765,000	757,350

Newspapers - 0.89%
Star Tribune Corp.
4.9463% due 03/01/2014 (b)	2,841,300	1,647,954
8.6963% due 03/01/2015 (b)	3,880,000	388,000
Tribune Corp.
5.5419% due 05/30/2014 (b)	2,550,725	1,879,782
		3,915,736
Paper - 0.07%
AbitibiBowater, Inc.
11.50% due 03/31/2009	338,226	337,594

Real Estate - 0.26%
Realogy Corp.
7.505% due 10/10/2013 (b)	1,488,750	1,146,337

The accompanying notes are an integral part of the financial statements.
73

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Trucking & Freight - 1.26%
Saint Acquisition Corp.
6.125% due 05/06/2014 (b)	$7,050,000	$5,544,332
TOTAL TERM LOANS (Cost $17,427,718)		$13,475,440

WARRANTS - 0.03%

Commercial Services - 0.03%
Paragon Shipping, Inc.
(Expiration Date: 11/21/2011, Strike
Price 10.00) (g)	12,000	136,920
TOTAL WARRANTS (Cost $23,820)		$136,920

OPTIONS - 0.52%

Call Options - 0.52%
Comcast Corp.
Expiration 01/16/2010 at $15.00	43,700	386,745
Expiration 01/16/2010 at $20.00	161,500	872,100
Comcast, Corp.
Expiration 01/16/2010 at $25.00	8,450,000	240,825
Over The Counter Purchase Call on the USD vs.
CAD
Expiration 04/20/2010 at $1.30	98,000,000	403,172
Expiration 04/01/2010 at $1.30	98,000,000	403,172
		2,306,014

TOTAL OPTIONS (Cost $3,151,447)		$2,306,014

SHORT TERM INVESTMENTS - 7.53%
Federal Home Loan Bank
zero coupon due 06/02/2008	$28,900,000	$28,898,595
Idearc Media Corp.
4.912% due 11/17/2014	4,885,000	4,059,435
Quebecor World Capital Corp.
4.875% due 11/15/2008	365,000	251,314
TOTAL SHORT TERM INVESTMENTS
(Cost $33,192,247)		$33,209,344
Total Investments (High Income Fund)
(Cost $519,949,907) - 99.40%		$438,464,617
Other Assets in Excess of Liabilities - 0.60%		2,662,906
TOTAL NET ASSETS - 100.00%		$441,127,523

High Yield Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 3.68%

Argentina - 0.16%
Republic of Argentina
1.2621% due 12/15/2035 (b)	EUR	587,000	$79,907
1.3182% due 12/15/2035 (b)		$48,000	5,208
1.3834% due 12/15/2035 (b)	ARS	5,863,355	160,847
2.00% due 01/03/2010 (b)		1,870,000	523,190
5.83% due 12/31/2033 (b)		858,954	284,701
7.00% due 09/12/2013		$751,000	604,555
8.00% due 10/30/2009 ^	EUR	175,000,000	35,151

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Argentina (continued)
Republic of Argentina (continued)
9.00% due 05/26/2009 ^	EUR	100,000	$36,132
11.75% due 05/20/2011 ^		2,425,000	474,521
11.75% due 11/13/2026 ^		1,800,000	315,038
			2,519,250
Brazil - 1.35%
Federative Republic of Brazil
6.00% due 05/15/2017	BRL	2,852,000	2,816,903
10.00% due 01/01/2012		5,845,000	3,368,013
10.00% due 07/01/2010		25,691,000	15,300,637
10.00% due 01/01/2010		1,000	605
			21,486,158

Ecuador - 0.14%
Republic of Ecuador
9.375% due 12/15/2015		$60,000	64,291
10.00% due 08/15/2030		2,222,000	2,244,220
			2,308,511

Indonesia - 0.27%
Republic of Indonesia
9.75% due 05/15/2037	IDR	11,122,000,000	905,281
10.25% due 07/15/2027		9,327,000,000	811,216
10.25% due 07/15/2022		14,706,000,000	1,310,163
11.00% due 09/15/2025		12,836,000,000	1,195,149
			4,221,809
Panama - 0.18%
Republic of Panama
9.375% due 04/01/2029		$2,150,000	2,899,275

Peru - 0.12%
Republic of Peru
6.55% due 03/14/2037		648,000	680,400
7.35% due 07/21/2025		77,000	88,165
8.75% due 11/21/2033		862,000	1,133,530
			1,902,095
Turkey - 0.95%
Republic of Turkey
6.875% due 03/17/2036		10,496,000	9,525,120
7.00% due 06/05/2020		146,000	145,270
7.00% due 09/26/2016		535,000	545,700
7.375% due 02/05/2025		1,929,000	1,933,823
14.00% due 01/19/2011	TRY	3,896,000	2,990,407
			15,140,320
Venezuela - 0.51%
Republic of Venezuela
5.75% due 02/26/2016		$4,667,000	3,675,263
7.65% due 04/21/2025		949,000	754,455
8.50% due 10/08/2014		339,000	322,050
9.375% due 01/13/2034		1,588,000	1,397,440
10.75% due 09/19/2013		1,952,000	2,030,080
			8,179,288
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $58,900,487)			$58,656,706

The accompanying notes are an integral part of the financial statements.
74

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 86.81%

Advertising - 0.17%
R.H. Donnelley Corp.
8.875% due 10/15/2017 (g)	$715,000	$479,050
R.H. Donnelley Corp., Series A-1
6.875% due 01/15/2013	510,000	341,700
R.H. Donnelley Corp., Series A-2
6.875% due 01/15/2013	685,000	458,950
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016	1,960,000	1,342,600
		2,622,300

Aerospace - 0.34%
DRS Technologies, Inc.
6.625% due 02/01/2016	5,205,000	5,426,213

Air Travel - 0.96%
Continental Airlines, Inc.
6.541% due 09/15/2009	74,708	74,708
Continental Airlines, Inc., Series C
7.339% due 04/19/2014	4,060,000	3,369,800
DAE Aviation Holdings, Inc.
11.25% due 08/01/2015 (g)	11,600,000	11,832,000
		15,276,508

Airlines - 0.17%
Delta Air Lines, Inc.
8.954% due 08/10/2014	3,150,851	2,678,223

Aluminum - 0.60%
Novelis, Inc.
7.25% due 02/15/2015	10,236,000	9,621,840

Apparel & Textiles - 0.12%
Oxford Industries, Inc.
8.875% due 06/01/2011	1,925,000	1,867,250

Auto Parts - 1.64%
Allison Transmission, Inc.
11.00% due 11/01/2015 (a)(g)	2,840,000	2,676,700
11.25% due 11/01/2015 (a)(g)	5,530,000	5,032,300
Keystone Automotive Operations
9.75% due 11/01/2013	5,020,000	3,187,700
Visteon Corp.
8.25% due 08/01/2010	16,325,000	15,284,281
		26,180,981

Auto Services - 1.56%
Ashtead Holdings PLC
8.625% due 08/01/2015 (g)	1,505,000	1,309,350
AutoNation, Inc.
4.713% due 04/15/2013 (b)	2,430,000	2,147,512
7.00% due 04/15/2014	515,000	487,319
Hertz Corp.
8.875% due 01/01/2014	970,000	965,150
10.50% due 01/01/2016	14,035,000	13,999,913
Penhall International Corp.
12.00% due 08/01/2014 (g)	7,900,000	5,925,000
		24,834,244

Automobiles - 1.49%
Ford Motor Company
7.45% due 07/16/2031	2,355,000	1,630,838
General Motors Corp.
7.20% due 01/15/2011	2,655,000	2,230,200

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Automobiles (continued)
General Motors Corp. (continued)
8.375% due 07/15/2033	$28,915,000	$19,806,775
		23,667,813

Banking - 2.28%
ATF Capital BV
9.25% due 02/21/2014 (g)	7,890,000	8,053,323
HSBC Bank PLC
8.90% due 12/20/2010	52,153,000	2,201,928
HSBC Bank PLC, Series E, MTN
7.00% due 11/01/2011	588,536	589,713
HSBC Bank USA, BKNT
7.00% due 11/01/2011 (b)(g)	257,513	258,028
7.00% due 11/01/2011 (b)(g)	247,828	248,324
HSBK Europe BV
7.25% due 05/03/2017 (g)	7,660,000	6,508,955
9.25% due 10/16/2013 (g)	530,000	536,625
ICICI Bank, Ltd.
6.375% due 04/30/2022 (b)(g)	1,864,000	1,636,031
6.375% due 04/30/2022 (b)	1,573,000	1,416,109
Residential Capital LLC
5.7575% due 05/22/2009 (b)	840,000	684,600
RSHB Capital
9.50% due 02/11/2011	120,168,000	5,066,963
RSHB Capital SA for OJSC Russian Agricultural
Bank
6.299% due 05/15/2017 (g)	944,000	885,000
7.125% due 01/14/2014 (g)	1,180,000	1,187,316
7.175% due 05/16/2013 (g)	1,069,000	1,085,035
TuranAlem Finance BV
8.25% due 01/22/2037 (g)	4,265,000	3,603,925
8.25% due 01/22/2037	2,738,000	2,313,610
		36,275,485

Broadcasting - 0.11%
CMP Susquehanna Corp.
9.875% due 05/15/2014	2,405,000	1,695,525

Building Materials & Construction - 2.48%
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014	7,965,000	5,436,112
9.75% due 04/15/2012	7,465,000	7,427,675
K Hovnanian Enterprises, Inc.
8.625% due 01/15/2017 (a)	2,485,000	1,925,875
11.50% due 05/01/2013 (g)	8,490,000	8,829,600
Nortek, Inc.
10.00% due 12/01/2013 (g)	5,550,000	5,515,313
NTK Holdings, Inc.
zero coupon, Step up to 10.75% on
09/01/2009 due 03/01/2014	10,270,000	5,096,487
Odebrecht Finance, Ltd.
7.50% due 10/18/2017 (g)	5,200,000	5,356,000
		39,587,062

Business Services - 2.66%
Affinion Group, Inc.
10.125% due 10/15/2013	5,315,000	5,434,587
11.50% due 10/15/2015	6,320,000	6,422,700
Allied Security Escrow Corp.
11.375% due 07/15/2011	9,005,000	7,654,250

The accompanying notes are an integral part of the financial statements.
75

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Business Services (continued)
Ceridian Corp., PIK
12.25% due 11/15/2015 (g)	$4,200,000	$3,916,500
First Data Corp.
9.875% due 09/24/2015 (g)	7,650,000	6,923,250
Sungard Data Systems, Inc.
9.125% due 08/15/2013	4,126,000	4,249,780
10.25% due 08/15/2015	7,030,000	7,311,200
U.S. Investigations Services, Inc.
10.50% due 11/01/2015 (g)	620,000	561,100
		42,473,367

Cable & Television - 3.47%
Cablevision Systems Corp., Series B
7.1325% due 04/01/2009 (b)	500,000	502,500
8.00% due 04/15/2012	270,000	262,575
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	24,014,000	20,411,900
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 10/01/2013	3,448,000	3,198,020
Charter Communications Holdings LLC
11.75% due 05/15/2011	1,755,000	1,210,950
12.125% due 01/15/2012 (a)	1,840,000	1,269,600
Charter Communications, Inc.
10.875% due 09/15/2014	8,810,000	9,426,700
CSC Holdings, Inc.
6.75% due 04/15/2012	2,550,000	2,473,500
7.25% due 07/15/2008	550,000	550,000
8.50% due 06/15/2015 (g)	2,720,000	2,720,000
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	780,000	780,000
8.125% due 08/15/2009	2,715,000	2,765,906
8.125% due 07/15/2009	470,000	478,813
DirecTV Holdings LLC
8.375% due 03/15/2013	5,540,000	5,720,050
EchoStar DBS Corp.
7.75% due 05/31/2015 (g)	3,550,000	3,532,250
ION Media Networks, Inc., Series A
11.00% due 07/31/2013	500	100
		55,302,864

Cellular Communications - 2.04%
ALLTEL Communications, Inc., PIK
10.375% due 12/01/2017 (g)	3,940,000	3,191,400
America Movil SAB de CV
5.625% due 11/15/2017	1,410,000	1,373,520
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	1,840,000	1,768,700
Rural Cellular Corp.
6.0756% due 06/01/2013 (b)	3,260,000	3,292,600
9.875% due 02/01/2010	2,025,000	2,075,625
True Move Company, Ltd.
10.75% due 12/16/2013 (g)	18,540,000	16,500,600
10.75% due 12/16/2013	700,000	669,375
UBS Luxembourg SA for OJSC Vimpel
Communications
8.25% due 05/23/2016	3,600,000	3,591,000
		32,462,820

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Chemicals - 1.41%
Georgia Gulf Corp.
9.50% due 10/15/2014	$1,820,000	$1,501,500
10.75% due 10/15/2016	10,610,000	6,896,500
Huntsman International LLC
7.875% due 11/15/2014	1,975,000	2,113,250
IMC Global, Inc.
7.30% due 01/15/2028	25,000	25,250
Koppers, Inc.
9.875% due 10/15/2013	4,425,000	4,690,500
Methanex Corp.
8.75% due 08/15/2012	3,615,000	3,877,088
Montell Finance Company BV
8.10% due 03/15/2027 (g)	4,155,000	2,700,750
Westlake Chemical Corp.
6.625% due 01/15/2016	800,000	688,000
		22,492,838

Coal - 0.29%
International Coal Group, Inc.
10.25% due 07/15/2014	4,600,000	4,600,000

Commercial Services - 1.29%
DI Finance/DynCorp International LLC, Series B
9.50% due 02/15/2013	10,434,000	10,642,680
Rental Service Corp.
9.50% due 12/01/2014	7,285,000	6,374,375
U.S Investigations Services, Inc.
11.75% due 05/01/2016 (g)	4,210,000	3,578,500
		20,595,555

Computers & Business Equipment - 0.25%
Activant Solutions, Inc.
9.50% due 05/01/2016	5,305,000	4,045,062

Construction & Mining Equipment - 0.14%
Terex Corp.
7.375% due 01/15/2014	2,220,000	2,242,200

Construction Materials - 0.10%
Nortek, Inc.
8.50% due 09/01/2014	2,345,000	1,641,500

Containers & Glass - 1.19%
Berry Plastics Holding Corp.
10.25% due 03/01/2016	790,000	632,000
Graham Packaging Company
9.875% due 10/15/2014	4,220,000	3,924,600
Graphic Packaging International Corp.
9.50% due 08/15/2013 (a)	8,335,000	8,397,512
Greif, Inc.
6.75% due 02/01/2017	4,185,000	4,164,075
Plastipak Holdings, Inc.
8.50% due 12/15/2015 (g)	1,790,000	1,682,600
Radnor Holdings Corp.
11.00% due 03/15/2010 ^	2,350,000	2,938
Smurfit-Stone Container Enterprises, Inc.
8.375% due 07/01/2012 (a)	175,000	162,750
		18,966,475

Correctional Facilities - 0.28%
Corrections Corp. of America
6.25% due 03/15/2013	3,725,000	3,669,125

The accompanying notes are an integral part of the financial statements.
76

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Correctional Facilities (continued)
Corrections Corp. of America (continued)
6.75% due 01/31/2014	$750,000	$748,125
		4,417,250

Crude Petroleum & Natural Gas - 3.86%
Chesapeake Energy Corp.
6.25% due 01/15/2018	6,185,000	5,798,437
6.375% due 06/15/2015	815,000	780,362
6.50% due 08/15/2017	3,015,000	2,841,638
6.625% due 01/15/2016	1,000,000	970,000
7.00% due 08/15/2014	425,000	423,406
7.25% due 12/15/2018	6,355,000	6,307,338
Mariner Energy, Inc.
7.50% due 04/15/2013	1,820,000	1,760,850
8.00% due 05/15/2017	1,760,000	1,702,800
OPTI Canada, Inc.
7.875% due 12/15/2014	1,435,000	1,452,938
8.25% due 12/15/2014	1,475,000	1,519,250
Parallel Petroleum Corp.
10.25% due 08/01/2014	4,600,000	4,600,000
PetroHawk Energy Corp.
7.875% due 06/01/2015 (g)	1,580,000	1,578,025
9.125% due 07/15/2013	3,125,000	3,250,000
Petrozuata Finance, Inc.
8.22% due 04/01/2017 (g)	216,850	223,355
8.22% due 04/01/2017	4,325,111	4,480,457
Quicksilver Resources, Inc.
7.125% due 04/01/2016	3,800,000	3,705,000
SandRidge Energy, Inc.
8.00% due 06/01/2018 (g)	3,460,000	3,503,250
SandRidge Energy, Inc., PIK
8.625% due 04/01/2015 (g)	9,500,000	9,761,250
Southwestern Energy Company
7.50% due 02/01/2018 (g)	3,590,000	3,626,991
W&T Offshore, Inc.
8.25% due 06/15/2014 (g)	3,320,000	3,203,800
		61,489,147

Domestic Oil - 1.21%
Exco Resources, Inc.
7.25% due 01/15/2011	8,815,000	8,649,719
Stone Energy Corp.
6.75% due 12/15/2014	3,855,000	3,546,600
Whiting Petroleum Corp.
7.00% due 02/01/2014	1,485,000	1,473,862
7.25% due 05/01/2012	5,595,000	5,567,025
		19,237,206

Educational Services - 0.50%
AAC Group Holding Corp.
zero coupon, Step up to 10.25% on
10/01/2008 due 10/01/2012	240,000	232,800
American Achievement Corp.
8.25% due 04/01/2012	695,000	686,312
Education Management Corp.
10.25% due 06/01/2016	7,391,000	7,039,928
		7,959,040

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities - 6.64%
AES China Generating Company
8.25% due 06/26/2010	$383,000	$363,850
AES Corp.
8.00% due 10/15/2017	5,570,000	5,590,888
8.00% due 06/01/2020 (g)	750,000	736,875
8.75% due 05/15/2013 (g)	62,000	64,403
8.875% due 02/15/2011	2,220,000	2,325,450
9.375% due 09/15/2010	5,000,000	5,300,000
9.50% due 06/01/2009	1,775,000	1,832,687
Edison Mission Energy
7.625% due 05/15/2027	5,510,000	5,193,175
7.75% due 06/15/2016	3,140,000	3,218,500
EEB International Ltd.
8.75% due 10/31/2014 (g)	5,250,000	5,604,375
Energy Future Holdings Corp.
11.25% due 11/01/2017 (g)	49,765,000	51,009,125
Ipalco Enterprises, Inc.
7.25% due 04/01/2016 (g)	835,000	835,000
Midwest Generation LLC, Series B
8.56% due 01/02/2016	951,672	1,009,962
Mirant Mid Atlantic LLC, Series B
9.125% due 06/30/2017	3,792,798	4,205,265
Mirant Mid Atlantic LLC, Series C
10.06% due 12/30/2028	1,870,645	2,172,380
Orion Power Holdings, Inc.
12.00% due 05/01/2010	6,820,000	7,484,950
Texas Competitive Electric Holdings Company
LLC, PIK
10.50% due 11/01/2016 (g)	8,860,000	8,948,600
		105,895,485

Electronics - 0.36%
L-3 Communications Corp.
7.625% due 06/15/2012	2,575,000	2,623,281
L-3 Communications Corp., Series B
6.375% due 10/15/2015	3,258,000	3,139,898
		5,763,179

Energy - 2.41%
Dynegy Holdings, Inc.
7.75% due 06/01/2019	10,830,000	10,261,425
Mirant North America LLC
7.375% due 12/31/2013	2,320,000	2,337,400
NRG Energy, Inc.
7.25% due 02/01/2014	3,720,000	3,645,600
7.375% due 02/01/2016	12,735,000	12,416,625
7.375% due 01/15/2017	2,805,000	2,741,887
Sonat, Inc.
7.625% due 07/15/2011	2,900,000	2,973,141
VeraSun Energy Corp.
9.375% due 06/01/2017 (a)	5,835,000	4,055,325
		38,431,403

Financial Services - 8.30%
AmeriCredit Corp
8.50% due 07/01/2015 (a)	5,670,000	4,571,437
Capmark Financial Group, Inc.
5.875% due 05/10/2012	3,080,000	2,480,737
Citigroup, Inc.
8.40% due 04/29/2049 (b)	5,780,000	5,729,656

The accompanying notes are an integral part of the financial statements.
77

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
El Paso Performance-Linked Trust
7.75% due 07/15/2011 (g)	$9,075,000	$9,335,271
Ford Motor Credit Company LLC
5.46% due 01/13/2012 (b)	1,400,000	1,182,985
8.05% due 06/15/2011 (b)	7,400,000	6,797,507
12.00% due 05/15/2015 (b)	33,910,000	33,880,193
General Motors Acceptance Corp.
6.875% due 08/28/2012	4,055,000	3,266,258
8.00% due 11/01/2031	20,000,000	15,321,620
Hawker Beechcraft Acquisition Company LLC
8.875% due 04/01/2015	9,710,000	9,904,200
9.75% due 04/01/2017	2,610,000	2,675,250
Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance ULC
7.1756% due 11/15/2014 (b)	2,215,000	2,104,250
JSG Funding PLC
7.75% due 04/01/2015	1,275,000	1,157,062
Leucadia National Corp.
8.125% due 09/15/2015	3,650,000	3,736,688
Lukoil International Finance BV, Series REGS
6.356% due 06/07/2017	3,110,000	2,970,050
LVB Acquisition Merger Sub, Inc.
11.625% due 10/15/2017 (g)	1,280,000	1,356,800
LVB Acquisition Merger, Inc.
10.375% due 10/15/2017 (g)	3,930,000	4,185,450
Nell AF SARL
8.375% due 08/15/2015 (g)	5,200,000	3,718,000
Residential Capital Corp.
5.8159% due 04/17/2009 (b)	370,000	303,400
5.9775% due 11/21/2008 (b)	2,430,000	2,235,600
6.5459% due 04/17/2009 (b)(g)	4,200,000	3,024,000
8.375% due 06/30/2010	5,310,000	2,840,850
Residential Capital LLC
8.00% due 02/22/2011	5,125,000	2,562,500
8.875% due 06/30/2015	3,180,000	1,590,000
TNK-BP Finance SA
6.625% due 03/20/2017 (g)	96,000	87,245
6.625% due 03/20/2017	1,870,000	1,694,201
7.50% due 07/18/2016 (g)	1,362,000	1,339,936
7.875% due 03/13/2018 (g)	2,340,000	2,302,092
		132,353,238

Food & Beverages - 0.44%
Dole Food Company, Inc.
7.25% due 06/15/2010 (a)	1,740,000	1,613,850
8.625% due 05/01/2009 (a)	1,090,000	1,068,200
8.75% due 07/15/2013	425,000	377,188
8.875% due 03/15/2011	4,325,000	3,979,000
		7,038,238

Funeral Services - 0.23%
Service Corp. International
6.75% due 04/01/2016	95,000	90,488
7.50% due 04/01/2027	2,655,000	2,309,850
7.625% due 10/01/2018	1,310,000	1,336,200
		3,736,538

Furniture & Fixtures - 0.75%
Norcraft Companies LP
9.00% due 11/01/2011	6,875,000	6,978,125

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Furniture & Fixtures (continued)
Norcraft Holdings Capital
zero coupon, Step up to 9.75% on
09/01/2008 due 09/01/2012	$5,395,000	$5,017,350
		11,995,475

Gas & Pipeline Utilities - 2.06%
Dynegy-Roseton Danskammer, Series B
7.67% due 11/08/2016	1,530,000	1,537,650
El Paso Corp.
7.375% due 12/15/2012	225,000	231,257
7.80% due 08/01/2031	6,395,000	6,437,066
7.875% due 06/15/2012 (a)	6,025,000	6,281,370
MarkWest Energy Partners LP/ MarkWest Energy
Finance Corp.
8.75% due 04/15/2018 (g)	3,140,000	3,289,150
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	2,935,000	3,250,513
Williams Companies, Inc.
7.625% due 07/15/2019	3,050,000	3,274,938
7.875% due 09/01/2021 (a)	4,070,000	4,436,300
8.75% due 03/15/2032	3,550,000	4,135,750
		32,873,994

Healthcare Products - 0.37%
Advanced Medical Optics, Inc.
7.50% due 05/01/2017	2,805,000	2,622,675
Leiner Health Products, Inc.
11.00% due 06/01/2012 ^	14,530,000	145,300
Universal Hospital Services, Inc.
8.2875% due 06/01/2015 (b)	1,300,000	1,231,750
8.50% due 06/01/2015	1,855,000	1,873,550
		5,873,275

Healthcare Services - 1.80%
CRC Health Corp.
10.75% due 02/01/2016	4,175,000	3,507,000
DaVita, Inc.
6.625% due 03/15/2013	3,050,000	2,966,125
7.25% due 03/15/2015	4,215,000	4,120,162
US Oncology Holdings, Inc., PIK, Series S/A
7.949% due 03/15/2012	10,902,000	8,885,130
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015	2,035,000	1,770,450
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	7,300,000	7,500,750
		28,749,617

Holdings Companies/Conglomerates - 0.30%
Ashtead Capital, Inc.
9.00% due 08/15/2016 (g)	3,972,000	3,535,080
Leucadia National Corp.
7.125% due 03/15/2017	1,370,000	1,315,200
		4,850,280

Hotels & Restaurants - 0.72%
Buffets, Inc.
12.50% due 11/01/2014	5,915,000	118,300
CCM Merger, Inc.
8.00% due 08/01/2013 (g)	3,405,000	2,894,250

The accompanying notes are an integral part of the financial statements.
78

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Hotels & Restaurants (continued)
Denny's Corp.
10.00% due 10/01/2012	$2,500,000	$2,450,000
El Pollo Loco, Inc.
11.75% due 11/15/2013	3,120,000	2,995,200
Sbarro, Inc.
10.375% due 02/01/2015 (a)	3,380,000	2,940,600
		11,398,350

Household Products - 0.24%
Jarden Corp.
7.50% due 05/01/2017	4,295,000	3,833,288

Industrial Machinery - 0.44%
H&E Equipment Services, Inc.
8.375% due 07/15/2016	8,040,000	6,994,800

Insurance - 0.55%
American International Group, Inc.
8.175% due 05/15/2058 (b)(g)	9,130,000	8,758,592

International Oil - 1.19%
Corral Finans AB, PIK
4.2131% due 04/15/2010 (b)(g)	3,547,949	3,122,195
Gaz Capital for Gazprom
6.51% due 03/07/2022 (g)	1,690,000	1,592,994
6.51% due 03/07/2022	3,097,000	2,922,143
Gazprom OAO, Series A6
zero coupon, Step up to 4.45% on
08/06/2009 due 08/06/2009	37,840,000	1,602,498
Gazprom OAO, Series A7
0.2544% due 10/29/2009	93,970,000	3,966,969
Gazprom OAO, Series A8
0.2713% due 10/27/2011	31,320,000	1,322,149
Pemex Project Funding Master Trust
9.125% due 10/13/2010	50,000	55,750
Petroplus Finance, Ltd.
6.75% due 05/01/2014 (g)	1,745,000	1,601,038
7.00% due 05/01/2017 (g)	3,160,000	2,851,900
		19,037,636

Leisure Time - 3.18%
Boyd Gaming Corp.
6.75% due 04/15/2014	4,370,000	3,654,412
7.125% due 02/01/2016	1,530,000	1,197,225
Choctaw Resort Development Enterprise
7.25% due 11/15/2019 (g)	1,641,000	1,468,695
Downstream Development Authority of the Quapaw
Tribe of Oklahoma
12.00% due 10/15/2015 (g)	2,300,000	1,817,000
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015 (g)	3,000,000	2,182,500
Harrah's Operating Company, Inc.
10.75% due 02/01/2016 (g)	420,000	364,350
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (g)	4,810,000	4,473,300
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010	7,526,000	6,547,620
Mandalay Resort Group
7.625% due 07/15/2013	1,500,000	1,342,500
MGM Mirage, Inc.
5.875% due 02/27/2014	1,100,000	940,500
6.625% due 07/15/2015	260,000	223,600

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Leisure Time (continued)
MGM Mirage, Inc. (continued)
6.75% due 09/01/2012	$2,200,000	$2,048,750
7.50% due 06/01/2016	875,000	777,656
8.375% due 02/01/2011	2,800,000	2,775,500
Mohegan Tribal Gaming Authority
7.125% due 08/15/2014	2,900,000	2,530,250
Park Place Entertainment Corp.
8.125% due 05/15/2011 (a)	5,440,000	4,624,000
River Rock Entertainment Authority
9.75% due 11/01/2011	445,000	453,900
Seneca Gaming Corp.
7.25% due 05/01/2012	1,825,000	1,761,125
Snoqualmie Entertainment Authority
6.9363% due 02/01/2014 (b)(g)	2,315,000	1,794,125
Station Casinos, Inc.
6.50% due 02/01/2014	500,000	315,000
6.625% due 03/15/2018	1,965,000	1,149,525
7.75% due 08/15/2016	3,625,000	3,017,813
Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	5,460,000	5,268,900
		50,728,246

Medical-Hospitals - 2.99%
Community Health Systems, Inc.
8.875% due 07/15/2015	670,000	690,937
HCA, Inc.
6.375% due 01/15/2015	7,055,000	6,137,850
7.50% due 12/15/2023	3,050,000	2,455,473
7.69% due 06/15/2025	405,000	329,263
8.75% due 09/01/2010	600,000	613,500
9.25% due 11/15/2016	4,405,000	4,652,781
9.625% due 11/15/2016	14,086,000	14,860,730
Tenet Healthcare Corp.
6.375% due 12/01/2011	5,690,000	5,391,275
6.50% due 06/01/2012	2,015,000	1,873,950
7.375% due 02/01/2013	6,086,000	5,675,195
9.875% due 07/01/2014	4,995,000	4,995,000
		47,675,954

Mining - 1.14%
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	10,180,000	10,943,500
Noranda Aluminium Acquisition Corp.
6.8262% due 05/15/2015 (g)	710,000	623,025
Noranda Aluminium Holding Corp., PIK
8.5775% due 11/15/2014 (b)(g)	4,125,000	3,609,375
Vale Overseas, Ltd.
6.875% due 11/21/2036	1,892,000	1,875,124
8.25% due 01/17/2034	1,021,000	1,165,602
		18,216,626

Office Furnishings & Supplies - 0.30%
Interface, Inc.
9.50% due 02/01/2014	3,075,000	3,213,375
10.375% due 02/01/2010	1,410,000	1,480,500
		4,693,875

Paper - 2.84%
Abitibi-Consolidated Company of Canada
13.75% due 04/01/2011 (g)	7,165,000	7,603,856

The accompanying notes are an integral part of the financial statements.
79

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Paper (continued)
Abitibi-Consolidated Company of Canada
(continued)
15.50% due 07/15/2010 (a)(g)	$10,196,000	$7,545,040
Appleton Papers, Inc.
8.125% due 06/15/2011	2,300,000	2,219,500
Appleton Papers, Inc., Series B
9.75% due 06/15/2014	4,755,000	4,541,025
NewPage Corp.
9.1228% due 05/01/2012 (b)	12,510,000	13,072,950
NewPage Holding Corp.
9.9862% due 11/01/2013	3,788,596	3,708,089
Rock-Tenn Company
9.25% due 03/15/2016 (g)	2,320,000	2,447,600
Smurfit Capital Funding PLC
7.50% due 11/20/2025	2,010,000	1,829,100
Verso Paper Holdings LLC and Verson Paper Inc.,
Series B
11.375% due 08/01/2016	2,310,000	2,338,875
		45,306,035

Petroleum Services - 2.15%
Belden & Blake Corp.
8.75% due 07/15/2012	6,905,000	7,043,100
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	1,690,000	1,711,125
Complete Production Services, Inc.
8.00% due 12/15/2016	4,655,000	4,713,188
Enterprise Products Operating LP
7.034% due 01/15/2068 (b)	1,500,000	1,308,594
8.375% due 08/01/2066 (b)	2,800,000	2,812,244
Key Energy Services, Inc.
8.375% due 12/01/2014 (g)	5,380,000	5,554,850
Pride International, Inc.
7.375% due 07/15/2014	1,270,000	1,292,225
SemGroup LP
8.75% due 11/15/2015 (g)	9,763,000	9,518,925
Tesoro Corp.
6.50% due 06/01/2017	280,000	250,250
		34,204,501

Publishing - 1.63%
Dex Media West LLC
9.875% due 08/15/2013	1,700,000	1,638,375
Dex Media, Inc.
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	3,660,000	2,836,500
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	2,670,000	2,069,250
8.00% due 11/15/2013	25,000	19,875
Idearc, Inc.
8.00% due 11/15/2016	12,775,000	9,134,125
Sun Media Corp.
7.625% due 02/15/2013	1,350,000	1,309,500
TL Acquisitions, Inc.
zero coupon, Step up to 13.25% on
07/15/2009 due 07/15/2015 (b)(g)	4,540,000	3,473,100
10.50% due 01/15/2015 (g)	6,000,000	5,460,000
		25,940,725

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Railroads & Equipment - 0.93%
American Railcar Industries, Inc.
7.50% due 03/01/2014	$1,610,000	$1,505,350
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	7,875,000	8,229,375
Kansas City Southern de Mexico SA de CV
7.375% due 06/01/2014	2,270,000	2,207,575
7.625% due 12/01/2013	1,150,000	1,128,437
Kansas City Southern Railway Company
7.50% due 06/15/2009	1,060,000	1,075,900
8.00% due 06/01/2015	670,000	673,350
		14,819,987

Real Estate - 1.47%
Ashton Woods USA
9.50% due 10/01/2015	3,150,000	1,827,000
Forest City Enterprises
7.625% due 06/01/2015	145,000	135,212
Host Marriott LP, REIT
7.125% due 11/01/2013 (a)	5,100,000	5,049,000
iStar Financial, Inc.
8.625% due 06/01/2013	3,585,000	3,544,669
Realogy Corp.
10.50% due 04/15/2014	1,010,000	757,500
11.00% due 04/15/2014	5,905,000	3,838,250
12.375% due 04/15/2015	6,010,000	3,275,450
Ventas Realty LP/Ventas Capital Corp., REIT
6.50% due 06/01/2016	1,185,000	1,155,375
6.75% due 04/01/2017	3,890,000	3,851,100
		23,433,556

Retail - 1.07%
Eye Care Centers of America
10.75% due 02/15/2015	1,760,000	1,812,800
Michaels Stores, Inc.
10.00% due 11/01/2014	3,995,000	3,695,375
11.375% due 11/01/2016	1,940,000	1,668,400
Suburban Propane Partners LP
6.875% due 12/15/2013	10,200,000	9,843,000
		17,019,575

Retail Grocery - 0.18%
Delhaize America, Inc.
9.00% due 04/15/2031	2,430,000	2,916,564

Retail Trade - 1.97%
ACE Hardware Corp.
9.125% due 06/01/2016 (g)	3,490,000	3,350,400
American Greetings Corp.
7.375% due 06/01/2016	375,000	374,062
Blockbuster, Inc.
9.00% due 09/01/2012	4,485,000	3,733,762
Dollar General Corp., PIK
11.875% due 07/15/2017 (a)	8,215,000	7,557,800
Inergy LP/Inergy Finance Corp.
8.25% due 03/01/2016 (g)	1,515,000	1,541,513
Macys Retail Holdings, Inc.
10.625% due 11/01/2010	1,770,000	1,903,745
Neiman Marcus Group, Inc.
7.125% due 06/01/2028	1,870,000	1,664,300

The accompanying notes are an integral part of the financial statements.
80

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Retail Trade (continued)
Neiman Marcus Group, Inc. (continued)
10.375% due 10/15/2015	$10,945,000	$11,314,394
		31,439,976

Semiconductors - 0.42%
NXP BV/NXP Funding LLC
5.463% due 10/15/2013 (b)	1,540,000	1,409,100
7.875% due 10/15/2014	2,167,000	2,101,990
9.50% due 10/15/2015	3,440,000	3,246,500
		6,757,590

Steel - 2.39%
Evraz Group SA
8.875% due 04/24/2013 (g)	1,870,000	1,898,050
9.50% due 04/24/2018 (g)	910,000	928,200
GTL Trade Finance, Inc.
7.25% due 10/20/2017 (g)	4,215,000	4,292,750
7.25% due 10/20/2017	4,530,000	4,617,882
Metals USA Holdings Corp., PIK
8.697% due 07/01/2012	3,790,000	3,534,175
Metals USA, Inc.
11.125% due 12/01/2015	6,980,000	7,294,100
Ryerson, Inc.
12.00% due 11/01/2015 (g)	12,305,000	11,935,850
Steel Dynamics, Inc.
7.375% due 11/01/2012 (g)	1,765,000	1,778,237
Tube City IMS Corp.
9.75% due 02/01/2015	1,890,000	1,804,950
		38,084,194

Telecommunications Equipment &
Services - 2.81%
Axtel SAB de CV
7.625% due 02/01/2017 (g)	7,200,000	7,326,000
Axtel SAB de CV, Series REGS
7.625% due 02/01/2017	350,000	350,875
Citizens Communications Company
7.05% due 10/01/2046	1,000,000	710,000
7.875% due 01/15/2027	4,890,000	4,401,000
9.25% due 05/15/2011	100,000	104,875
Globo Comunicacoes e Participacoes SA
7.25% due 04/26/2022 (g)	3,798,000	3,892,950
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015	3,360,000	848,400
Intelsat Bermuda, Ltd.
9.25% due 06/15/2016	3,815,000	3,853,150
iPCS, Inc.
4.998% due 05/01/2013 (b)	3,140,000	2,700,400
Level 3 Financing, Inc.
6.7044% due 02/15/2015 (b)	1,700,000	1,428,000
9.25% due 11/01/2014	9,445,000	8,831,075
Nortel Networks, Ltd.
10.75% due 07/15/2016 (g)	910,000	898,625
True Move Company, Ltd.
10.375% due 08/01/2014 (g)	2,610,000	2,296,800
United States West Communications, Inc.
6.875% due 09/15/2033	7,190,000	6,147,450
VIP Finance Ireland, Ltd. for OJSC Vimpel
Communications
8.375% due 04/30/2013 (g)	940,000	957,640

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Telecommunications Equipment &
Services (continued)
World Access, Inc.
13.25% due 01/15/2049		$1,455,674	$67,325
			44,814,565

Telephone - 2.29%
Cincinnati Bell Telephone Company
6.30% due 12/01/2028		2,115,000	1,744,875
Nordic Telephone Company Holdings
8.875% due 05/01/2016 (g)		6,650,000	6,550,250
Qwest Communications International, Inc.
7.25% due 02/15/2011		25,000	24,687
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014		5,743,000	5,628,140
Virgin Media, Inc.
9.125% due 08/15/2016		11,395,000	11,167,100
Virgin Media, Inc., Series S
8.75% due 04/15/2014		1,400,000	1,375,500
Windstream Corp.
8.625% due 08/01/2016		9,740,000	10,068,725
			36,559,277
Tobacco - 0.34%
Alliance One International, Inc.
8.50% due 05/15/2012		2,870,000	2,726,500
11.00% due 05/15/2012		2,580,000	2,657,400
			5,383,900
Transportation - 0.77%
Gulfmark Offshore, Inc.
7.75% due 07/15/2014		1,930,000	1,968,600
Horizon Lines, Inc.
4.25% due 08/15/2012		5,375,000	4,299,823
Teekay Shipping Corp.
8.875% due 07/15/2011		5,627,000	6,013,856
			12,282,279
Trucking & Freight - 0.30%
Saint Acquisition Corp.
10.4256% due 05/15/2015 (b)(g)		9,755,000	3,219,150
12.50% due 05/15/2017 (a)(g)		4,300,000	1,526,500
			4,745,650
Utility Service - 0.23%
Edison Mission Energy
7.20% due 05/15/2019		3,670,000	3,578,250
TOTAL CORPORATE BONDS (Cost $1,481,404,687)			$1,383,843,481

DEFAULTED BONDS BEYOND MATURITY
DATES - 0.25%

Argentina - 0.25%
Republic of Argentina
7.00% due 03/18/2004	EUR	6,100,000,000	1,433,570
7.00% due 03/18/2004		625,000	284,411
7.625 due 08/11/2007 ^		505,000,000	115,640
8.00% due 02/26/2008 ^		304,137	127,754
8.125% due 04/21/2008 ^		625,000	276,852
8.125% due 10/04/2004 ^		375,000	165,542
8.50% due 02/23/2005 ^		2,400,000	517,585
9.00% due 06/20/2003 ^		600,000	270,700

The accompanying notes are an integral part of the financial statements.
81

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

DEFAULTED BONDS BEYOND MATURITY
DATES (continued)

Argentina (continued)
Republic of Argentina (continued)
9.25% due 10/21/2002 ^	EUR	225,000	$98,012
9.50% due 03/04/2004 ^		456,000	212,827
9.75% due 11/26/2003 ^		425,000	185,134
10.00% due 02/22/2007 ^		775,000	367,740
			4,055,767

TOTAL DEFAULTED BONDS BEYOND MATURITY DATES
(Cost $3,384,360)			$4,055,767

COMMON STOCKS - 0.01%

Household Products - 0.01%
Home Interiors *		9,260,656	92,607

Telecommunications Equipment &
Services - 0.00%
XO Holdings, Inc. *		821	476
TOTAL COMMON STOCKS (Cost $2,429,007)			$93,083

PREFERRED STOCKS - 0.90%

Banking - 0.52%
Bank of America Corp., Series L, 7.25%		8,170	8,308,890

Cable & Television - 0.00%
ION Media Networks, Inc., Series B, 12.00% *		10	4,000

Financial Services - 0.38%
Citigroup, Inc., Series T, 6.50%		96,600	4,689,930
Lehman Brothers Holdings, Inc., Series P,
7.25%		1,240	1,347,979
			6,037,909
TOTAL PREFERRED STOCKS (Cost $14,355,943)			$14,350,799

TERM LOANS - 3.05%

Apparel & Textiles - 0.10%
Simmons Holdco, Inc., PIK
8.2044% due 02/15/2012 (b)		2,500,000	1,600,000

Auto Parts - 0.37%
Allison Transmission, Inc.
5.746% due 08/07/2014 (b)		6,467,500	5,939,622

Auto Services - 0.13%
Penhall Holdings, PIK
12.6425% due 04/01/2012 (b)		2,650,501	2,014,381

Containers & Glass - 0.33%
Berry Plastics Group, Inc.
11.6463% due 06/15/2014 (b)		6,967,211	5,225,408

Domestic Oil - 0.20%
Ashmore Energy
5.6963% due 03/30/2014 (b)		3,614,442	3,234,926

Food & Beverages - 0.05%
Aramark Corp.
7.5788% due 01/31/2014 (b)		860,133	807,140
Aramark Corp., Tranche B
4.875% due 01/31/2014 (b)		29,867	28,038
			835,178

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

TERM LOANS (continued)

Gas & Pipeline Utilities - 0.23%
Stallion Oilfield Services
9.86% due 07/31/2012 (b)		$4,200,000	$3,696,000

Healthcare Services - 0.31%
Iasis Holdco, Inc., PIK
8.1313% due 06/15/2014 (b)		5,531,244	4,895,151

Leisure Time - 0.11%
Las Vegas Sands, LLC
7.10% due 05/23/2014 (b)		1,995,816	1,754,610

Paper - 0.08%
Verso Paper Holdings, Inc.
9.0775% due 02/01/2013 (b)		1,431,730	1,342,247

Telecommunications Equipment &
Services - 1.14%
Intelsat, Ltd.
9.25% due 08/15/2008 (b)		10,500,000	10,290,000
Wind Acquisition Finance SA, PIK
9.9838% due 12/21/2011 (b)		8,057,195	7,835,622
			18,125,622
TOTAL TERM LOANS (Cost $53,384,823)			$48,663,145

WARRANTS - 0.01%

Republic of Venezuela - 0.01%
Republic of Venezuela
(Expiration date 04/15/2020; strike
price $26.00) *		305,000	107,508
TOTAL WARRANTS (Cost $94,550)			$107,508

REPURCHASE AGREEMENTS - 1.63%
Merrill Lynch Tri-Party Repurchase
Agreement dated 05/30/2008 at
2.17% to be repurchased at
$26,004,702 on 06/02/2008,
collateralized by $28,138,000
Federal National Mortgage
Association, 5.00% due
12/06/2028 (valued at
$26,520,000, including interest)		$26,000,000	$26,000,000
TOTAL REPURCHASE AGREEMENTS
(Cost $26,000,000)			$26,000,000

SHORT TERM INVESTMENTS - 3.61%
Bank Negara Malaysia Monetary Notes, Series 2408
zero coupon due 06/17/2008 to
11/13/2008	MYR	17,379,000	$5,337,219
Egypt Treasury Bills, Series 364
zero coupon due 10/28/2008 to
11/25/2008	EGP	96,200,000	17,459,648
John Hancock Cash
Investment Trust, 2.5216% (c)(h)		$34,802,839	34,802,839
TOTAL SHORT TERM INVESTMENTS
(Cost $57,152,470)			$57,599,706
Total Investments (High Yield Fund)
(Cost $1,697,106,327) - 99.95%			$1,593,370,195
Other Assets in Excess of Liabilities - 0.05%			798,447
TOTAL NET ASSETS - 100.00%			$1,594,168,642

The accompanying notes are an integral part of the financial statements.
82

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.91%

Advertising - 0.18%
Interpublic Group of Companies, Inc. *	31,304	$312,101
Monster Worldwide, Inc. *	8,340	205,914
Omnicom Group, Inc.	21,301	1,043,962
		1,561,977
Aerospace - 2.19%
Boeing Company	50,817	4,206,123
General Dynamics Corp.	26,725	2,462,709
Goodrich Corp.	8,310	538,571
Lockheed Martin Corp.	22,778	2,492,824
Northrop Grumman Corp.	22,452	1,694,228
Raytheon Company	28,330	1,809,154
Rockwell Collins, Inc.	10,790	662,182
United Technologies Corp.	65,214	4,632,803
		18,498,594
Agriculture - 0.75%
Archer-Daniels-Midland Company	42,760	1,697,572
Monsanto Company	36,410	4,638,634
		6,336,206
Air Travel - 0.08%
Southwest Airlines Company	48,879	638,360

Aluminum - 0.26%
Alcoa, Inc.	54,108	2,196,244

Apparel & Textiles - 0.45%
Cintas Corp.	8,679	256,204
Coach, Inc. *	23,382	848,766
Jones Apparel Group, Inc.	5,752	96,749
Liz Claiborne, Inc.	6,610	115,410
NIKE, Inc., Class B	25,440	1,739,333
Polo Ralph Lauren Corp., Class A	3,913	273,323
VF Corp.	5,828	441,180
		3,770,965
Auto Parts - 0.26%
AutoZone, Inc. *	2,856	361,455
Genuine Parts Company	10,983	483,362
Johnson Controls, Inc.	39,451	1,343,701
		2,188,518
Auto Services - 0.02%
AutoNation, Inc. *	8,971	141,652

Automobiles - 0.35%
Ford Motor Company *	146,637	997,132
General Motors Corp.	37,610	643,131
PACCAR, Inc.	24,363	1,300,740
		2,941,003
Banking - 3.02%
Bank of America Corp.	295,150	10,038,051
BB&T Corp.	36,292	1,142,109
Comerica, Inc.	10,000	371,800
Fifth Third Bancorp	35,400	661,980
First Horizon National Corp.	12,386	118,782
Hudson City Bancorp, Inc.	34,441	613,050
Huntington BancShares, Inc.	24,334	216,816

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
KeyCorp	26,494	$515,838
M&T Bank Corp.	5,116	443,353
Marshall & Ilsley Corp.	17,393	404,213
National City Corp.	50,506	294,955
Northern Trust Corp.	12,752	969,152
Regions Financial Corp.	46,084	821,217
Sovereign Bancorp, Inc.	31,794	290,597
SunTrust Banks, Inc.	23,310	1,217,015
U.S. Bancorp	114,928	3,814,460
Wachovia Corp.	141,376	3,364,749
Zions Bancorp	7,119	306,758
		25,604,895
Biotechnology - 0.74%
Amgen, Inc. *	72,264	3,181,784
Applera Corp.	11,121	386,566
Biogen Idec, Inc. *	19,783	1,241,383
Genzyme Corp. *	17,782	1,217,356
Millipore Corp. *	3,656	265,608
		6,292,697
Broadcasting - 0.58%
CBS Corp., Class B	45,228	976,020
Clear Channel Communications, Inc.	33,080	1,158,462
News Corp., Class A	152,873	2,744,070
		4,878,552
Building Materials & Construction - 0.05%
Masco Corp.	24,231	449,243

Business Services - 1.13%
Affiliated Computer Services, Inc., Class A *	6,377	345,633
Automatic Data Processing, Inc.	34,733	1,495,256
Computer Sciences Corp. *	10,872	534,359
Convergys Corp. *	8,422	135,847
Electronic Data Systems Corp.	33,840	828,742
Equifax, Inc.	8,614	328,710
Fiserv, Inc. *	10,924	571,981
Fluor Corp.	5,886	1,098,033
H & R Block, Inc.	21,618	504,564
Jacobs Engineering Group, Inc. *	8,062	764,116
Moody's Corp.	13,665	506,698
Paychex, Inc.	21,505	742,998
Pitney Bowes, Inc.	14,025	509,248
R.R. Donnelley & Sons Company	14,276	468,681
Robert Half International, Inc.	10,553	259,393
Total Systems Services, Inc.	13,212	323,958
Unisys Corp. *	23,481	118,814
		9,537,031
Cable & Television - 1.35%
Comcast Corp., Class A	200,059	4,501,328
DIRECTV Group, Inc. *	47,340	1,330,254
E.W. Scripps Company, Class A	5,949	280,198
Time Warner, Inc.	237,618	3,773,374
Viacom, Inc., Class B *	42,581	1,525,251
		11,410,405
Cellular Communications - 0.16%
Motorola, Inc.	149,812	1,397,746

The accompanying notes are an integral part of the financial statements.
83

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Chemicals - 1.33%
Air Products & Chemicals, Inc.	14,248	$1,452,156
Ashland, Inc.	3,720	199,652
Dow Chemical Company	62,429	2,522,132
E.I. Du Pont de Nemours & Company	59,754	2,862,814
Eastman Chemical Company	5,299	405,956
Hercules, Inc.	7,541	155,571
PPG Industries, Inc.	10,885	686,082
Praxair, Inc.	20,813	1,978,484
Rohm & Haas Company	8,329	449,599
Sigma-Aldrich Corp.	8,597	505,160
		11,217,606
Coal - 0.30%
CONSOL Energy, Inc.	12,126	1,183,013
Peabody Energy Corp.	18,006	1,331,003
		2,514,016
Commercial Services - 0.03%
CB Richard Ellis Group, Inc. *	11,545	259,301

Computer Services - 0.07%
NetApp, Inc. *	22,824	556,449

Computers & Business Equipment - 5.98%
Apple, Inc. *	58,394	11,021,867
Cisco Systems, Inc. *	396,060	10,582,723
Cognizant Technology Solutions Corp.,
Class A *	19,158	675,894
Dell, Inc. *	135,694	3,129,104
EMC Corp. *	139,566	2,434,031
Hewlett-Packard Company	163,799	7,708,381
International Business Machines Corp.	91,978	11,904,713
Juniper Networks, Inc. *	34,788	957,366
Lexmark International, Inc. *	6,309	232,550
Metavante Technologies, Inc. *	1	25
SanDisk Corp. *	15,221	430,907
Sun Microsystems, Inc. *	52,673	682,115
Xerox Corp.	60,965	827,905
		50,587,581
Construction & Mining Equipment - 0.31%
National Oilwell Varco, Inc. *	27,456	2,287,634
Rowan Companies, Inc.	7,396	326,533
		2,614,167
Construction Materials - 0.17%
Sherwin-Williams Company	6,772	380,248
Trane, Inc.	11,547	536,011
Vulcan Materials Company	7,201	553,973
		1,470,232
Containers & Glass - 0.12%
Ball Corp.	6,481	351,918
Bemis Company, Inc.	6,619	176,066
Pactiv Corp. *	8,664	213,394
Sealed Air Corp.	10,737	261,553
		1,002,931
Cosmetics & Toiletries - 2.30%
Avon Products, Inc.	28,355	1,107,546
Colgate-Palmolive Company	33,873	2,518,796

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Cosmetics & Toiletries (continued)
Estee Lauder Companies, Inc., Class A	7,583	$360,951
International Flavors & Fragrances, Inc.	5,383	225,871
Kimberly-Clark Corp.	27,923	1,781,487
Procter & Gamble Company	204,475	13,505,574
		19,500,225
Crude Petroleum & Natural Gas - 2.80%
Apache Corp.	22,125	2,966,077
Chesapeake Energy Corp.	33,415	1,830,140
Devon Energy Corp.	29,526	3,423,244
EOG Resources, Inc.	16,412	2,111,076
Hess Corp.	18,532	2,275,915
Marathon Oil Corp.	47,105	2,420,726
Noble Energy, Inc.	11,417	1,112,587
Occidental Petroleum Corp.	54,653	5,024,250
Sunoco, Inc.	7,814	347,489
XTO Energy, Inc.	33,907	2,157,163
		23,668,667
Domestic Oil - 0.08%
Range Resources Corp.	9,960	654,970

Drugs & Health Care - 0.47%
Wyeth	88,897	3,953,250

Educational Services - 0.05%
Apollo Group, Inc., Class A *	9,126	436,132

Electrical Equipment - 0.45%
Cooper Industries, Ltd., Class A	11,711	546,084
Emerson Electric Company	52,305	3,043,105
Molex, Inc.	9,342	260,081
		3,849,270
Electrical Utilities - 3.00%
AES Corp. *	44,467	866,217
Allegheny Energy, Inc.	11,111	608,327
Ameren Corp.	13,868	630,301
American Electric Power Company, Inc.	26,605	1,126,190
CenterPoint Energy, Inc.	21,749	368,428
CMS Energy Corp.	14,961	233,242
Consolidated Edison, Inc.	18,081	746,745
Constellation Energy Group, Inc.	11,822	1,019,411
Dominion Resources, Inc.	38,194	1,768,382
DTE Energy Company	10,845	479,783
Dynegy, Inc., Class A *	32,947	310,361
Edison International	21,647	1,152,270
Entergy Corp.	12,702	1,534,021
Exelon Corp.	43,933	3,866,104
FirstEnergy Corp.	20,254	1,594,192
FPL Group, Inc.	27,066	1,827,496
Integrys Energy Group, Inc.	5,078	260,755
Pepco Holdings, Inc.	13,362	361,308
PG&E Corp.	23,637	935,789
Pinnacle West Capital Corp.	6,677	225,549
PPL Corp.	24,807	1,272,847
Public Service Enterprise Group, Inc.	33,783	1,495,236
Teco Energy, Inc.	14,014	285,465
The Southern Company	50,809	1,839,286

The accompanying notes are an integral part of the financial statements.
84

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Utilities (continued)
Xcel Energy, Inc.	28,513	$607,612
		25,415,317
Electronics - 0.60%
Agilent Technologies, Inc. *	24,254	906,857
Harman International Industries, Inc.	4,018	179,685
Jabil Circuit, Inc.	13,825	175,854
L-3 Communications Holdings, Inc.	8,132	873,296
Thermo Fisher Scientific, Inc. *	27,813	1,641,523
Tyco Electronics, Ltd.	32,385	1,299,286
		5,076,501
Energy - 0.39%
Duke Energy Corp.	83,907	1,550,602
Progress Energy, Inc.	17,282	738,978
Sempra Energy	17,362	1,003,697
		3,293,277
Financial Services - 7.48%
American Capital Strategies, Ltd.	12,962	414,784
American Express Company	76,813	3,560,283
Ameriprise Financial, Inc.	15,080	712,681
Bank of New York Mellon Corp.	75,835	3,376,933
Bear Stearns Companies, Inc.	8,953	83,531
Capital One Financial Corp.	24,782	1,192,510
Charles Schwab Corp.	62,384	1,383,677
CIT Group, Inc.	18,752	187,520
Citigroup, Inc.	345,918	7,572,145
CME Group, Inc.	3,543	1,524,553
Countrywide Financial Corp.	38,588	202,973
Discover Financial Services	31,834	545,953
E*TRADE Financial Corp. *	30,696	125,854
Federal Home Loan Mortgage Corp.	42,926	1,091,179
Federal National Mortgage Association	70,447	1,903,478
Federated Investors, Inc., Class B	5,746	211,510
Fidelity National Information Services, Inc.	11,371	458,024
Franklin Resources, Inc.	10,449	1,057,648
Goldman Sachs Group, Inc.	26,252	4,631,115
IntercontinentalExchange, Inc. *	4,660	644,012
Janus Capital Group, Inc.	9,815	284,635
JP Morgan Chase & Company	225,672	9,703,896
Legg Mason, Inc.	8,958	482,030
Lehman Brothers Holdings, Inc.	35,253	1,297,663
Leucadia National Corp.	11,239	610,278
Merrill Lynch & Company, Inc.	64,552	2,835,124
Morgan Stanley	73,391	3,246,084
NYSE Euronext	17,607	1,125,439
PNC Financial Services Group, Inc.	22,642	1,454,748
SLM Corp. *	31,000	702,770
State Street Corp.	25,743	1,854,011
T. Rowe Price Group, Inc.	17,524	1,014,990
Washington Mutual, Inc.	70,300	634,106
Wells Fargo & Company	219,046	6,039,098
Western Union Company	49,808	1,177,461
		63,342,696
Food & Beverages - 3.28%
Campbell Soup Company	14,628	489,745

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Food & Beverages (continued)
Coca-Cola Enterprises, Inc.	19,106	$384,795
ConAgra Foods, Inc.	32,396	763,898
Dean Foods Company *	10,056	218,718
General Mills, Inc.	22,375	1,414,100
H.J. Heinz Company	20,939	1,045,066
Hershey Company	11,176	437,987
Kellogg Company	17,315	897,090
Kraft Foods, Inc., Class A	101,876	3,308,933
McCormick & Company, Inc.	8,502	319,505
Pepsi Bottling Group, Inc.	9,115	295,508
PepsiCo, Inc.	106,426	7,268,896
Sara Lee Corp.	47,318	652,042
Sysco Corp.	40,103	1,237,579
The Coca-Cola Company	132,794	7,603,784
Tyson Foods, Inc., Class A	18,190	342,700
William Wrigley, Jr. Company	14,380	1,109,129
		27,789,475
Forest Products - 0.10%
Weyerhaeuser Company	13,923	867,821

Furniture & Fixtures - 0.02%
Leggett & Platt, Inc.	11,136	212,698

Gas & Pipeline Utilities - 0.93%
El Paso Corp.	46,561	910,268
Nicor, Inc.	2,999	122,449
NiSource, Inc.	18,215	329,509
Questar Corp.	11,481	737,310
Spectra Energy Corp.	42,027	1,135,570
Transocean, Inc. *	21,112	3,170,811
Williams Companies, Inc.	38,870	1,478,615
		7,884,532
Healthcare Products - 3.33%
Baxter International, Inc.	42,152	2,575,487
Becton, Dickinson & Company	16,216	1,369,441
Boston Scientific Corp. *	89,237	1,185,960
C.R. Bard, Inc.	6,666	607,939
Covidien, Ltd.	33,138	1,659,883
Intuitive Surgical, Inc. *	2,450	719,296
Johnson & Johnson	188,203	12,560,668
Medtronic, Inc.	74,616	3,780,793
Patterson Companies, Inc. *	8,594	292,282
St. Jude Medical, Inc. *	22,857	931,423
Stryker Corp.	15,846	1,022,859
Varian Medical Systems, Inc. *	8,350	396,959
Zimmer Holdings, Inc. *	15,493	1,127,890
		28,230,880
Healthcare Services - 1.49%
Cardinal Health, Inc.	23,693	1,339,602
Coventry Health Care, Inc. *	10,279	473,142
Express Scripts, Inc. *	16,797	1,211,232
Humana, Inc. *	11,307	577,222
IMS Health, Inc.	12,182	295,292
Laboratory Corp. of America Holdings *	7,342	541,766
McKesson Corp.	19,227	1,108,437
Medco Health Solutions, Inc. *	34,810	1,686,544

The accompanying notes are an integral part of the financial statements.
85

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Services (continued)
Quest Diagnostics, Inc.	10,449	$526,734
UnitedHealth Group, Inc.	83,144	2,844,356
WellPoint, Inc. *	36,008	2,009,967
		12,614,294
Holdings Companies/Conglomerates - 2.70%
General Electric Company	663,467	20,381,706
Loews Corp.	29,211	1,447,989
Textron, Inc.	16,523	1,033,514
		22,863,209
Homebuilders - 0.10%
Centex Corp.	8,132	153,126
D.R. Horton, Inc.	18,206	231,398
KB Home	5,115	104,909
Lennar Corp., Class A	9,242	156,005
Pulte Homes, Inc.	14,202	173,690
		819,128
Hotels & Restaurants - 1.03%
Darden Restaurants, Inc.	9,520	326,060
Marriott International, Inc., Class A	19,995	658,035
McDonald's Corp.	76,517	4,538,988
Starbucks Corp. *	48,529	882,743
Starwood Hotels & Resorts Worldwide, Inc.	12,510	605,484
Wendy's International, Inc.	5,807	172,236
Wyndham Worldwide Corp.	11,762	257,353
Yum! Brands, Inc.	31,593	1,254,242
		8,695,141
Household Appliances - 0.07%
Black & Decker Corp.	4,048	261,906
Whirlpool Corp.	5,024	370,168
		632,074
Household Products - 0.19%
Clorox Company	9,226	527,081
Fortune Brands, Inc.	10,235	711,128
Newell Rubbermaid, Inc.	18,384	369,151
		1,607,360
Industrial Machinery - 1.45%
Cameron International Corp. *	14,505	772,101
Caterpillar, Inc.	41,459	3,426,172
Cummins, Inc.	13,434	946,022
Deere & Company	28,971	2,356,501
Dover Corp.	12,752	689,628
Ingersoll-Rand Company, Ltd., Class A	18,115	797,785
ITT Corp.	12,064	796,224
Pall Corp.	8,146	332,438
Parker-Hannifin Corp.	11,195	947,881
Terex Corp. *	6,750	481,612
The Manitowoc Company, Inc.	8,628	335,629
W.W. Grainger, Inc.	4,460	407,020
		12,289,013
Insurance - 3.80%
ACE, Ltd.	21,918	1,316,614
Aetna, Inc.	32,995	1,556,044
AFLAC, Inc.	31,544	2,117,549

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
Allstate Corp.	37,235	$1,896,751
Ambac Financial Group, Inc.	19,057	59,648
American International Group, Inc.	178,954	6,442,344
Aon Corp.	20,300	957,957
Assurant, Inc.	6,356	432,399
Chubb Corp.	24,600	1,322,496
CIGNA Corp.	18,609	755,525
Cincinnati Financial Corp.	10,994	385,010
Genworth Financial, Inc., Class A	28,746	635,287
Hartford Financial Services Group, Inc.	20,863	1,482,733
Lincoln National Corp.	17,578	969,603
Marsh & McLennan Companies, Inc.	34,618	942,648
MBIA, Inc.	13,964	97,190
MetLife, Inc.	47,118	2,828,494
MGIC Investment Corp.	8,309	99,874
Principal Financial Group, Inc.	17,166	924,904
Progressive Corp.	45,072	904,144
Prudential Financial, Inc.	29,633	2,213,585
SAFECO Corp.	5,963	399,521
The Travelers Companies, Inc.	41,216	2,052,969
Torchmark Corp.	6,044	383,250
Unum Group	23,051	555,068
XL Capital, Ltd., Class A	11,820	412,636
		32,144,243
International Oil - 7.36%
Anadarko Petroleum Corp.	31,099	2,331,492
Chevron Corp.	137,979	13,680,618
ConocoPhillips	103,749	9,659,032
Exxon Mobil Corp.	355,466	31,551,162
Murphy Oil Corp.	12,606	1,167,946
Nabors Industries, Ltd. *	18,649	784,004
Noble Corp.	17,849	1,126,986
Weatherford International, Ltd. *	44,740	2,041,486
		62,342,726
Internet Content - 1.35%
Google, Inc., Class A *	15,408	9,026,006
Yahoo!, Inc. *	88,844	2,377,466
		11,403,472
Internet Retail - 0.53%
Amazon.com, Inc. *	20,494	1,672,720
eBay, Inc. *	74,114	2,224,161
Expedia, Inc. *	13,852	335,911
IAC/InterActiveCorp. *	12,006	270,736
		4,503,528
Internet Software - 0.26%
Akamai Technologies, Inc. *	11,104	433,611
Symantec Corp. *	56,238	1,222,052
VeriSign, Inc. *	14,178	567,687
		2,223,350
Leisure Time - 0.86%
Brunswick Corp.	5,818	79,707
Carnival Corp.	29,004	1,161,900
Electronic Arts, Inc. *	21,047	1,056,559
International Game Technology	20,783	741,122

The accompanying notes are an integral part of the financial statements.
86

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Leisure Time (continued)
Walt Disney Company	125,110	$4,203,696
		7,242,984
Life Sciences - 0.07%
PerkinElmer, Inc.	7,815	221,008
Waters Corp. *	6,641	408,555
		629,563
Liquor - 0.47%
Anheuser-Busch Companies, Inc.	47,516	2,730,269
Brown Forman Corp., Class B	5,604	421,309
Constellation Brands, Inc., Class A *	12,894	274,900
Molson Coors Brewing Company, Class B	9,139	530,062
		3,956,540
Manufacturing - 1.60%
3M Company	47,018	3,646,716
Danaher Corp.	16,919	1,322,728
Eaton Corp.	10,896	1,053,425
Harley-Davidson, Inc.	15,846	658,718
Honeywell International, Inc.	49,458	2,948,686
Illinois Tool Works, Inc.	26,607	1,428,796
Rockwell Automation, Inc.	9,857	577,127
Snap-on, Inc.	3,833	237,339
Stanley Works	5,201	252,665
Tyco International, Ltd.	32,222	1,456,112
		13,582,312
Medical-Hospitals - 0.02%
Tenet Healthcare Corp. *	31,520	185,968

Metal & Metal Products - 0.15%
Precision Castparts Corp.	9,231	1,115,105
Titanium Metals Corp.	6,569	114,300
		1,229,405
Mining - 0.52%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	25,432	2,942,737
Newmont Mining Corp.	30,117	1,431,461
		4,374,198
Office Furnishings & Supplies - 0.08%
Avery Dennison Corp.	7,075	364,929
Office Depot, Inc. *	18,136	230,327
OfficeMax, Inc.	5,043	109,332
		704,588
Paper - 0.19%
International Paper Company	28,421	773,620
MeadWestvaco Corp.	11,551	297,207
Plum Creek Timber Company, Inc.	11,371	530,457
		1,601,284
Petroleum Services - 2.02%
Baker Hughes, Inc.	20,557	1,821,761
BJ Services Company	19,463	587,783
ENSCO International, Inc.	9,563	686,910
Halliburton Company	58,479	2,840,910
Schlumberger, Ltd.	79,578	8,047,723
Smith International, Inc.	13,342	1,052,951

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Petroleum Services (continued)
Tesoro Corp.	9,143	$227,204
Valero Energy Corp.	35,523	1,805,989
		17,071,231
Pharmaceuticals - 4.41%
Abbott Laboratories	102,702	5,787,258
Allergan, Inc.	20,327	1,171,242
AmerisourceBergen Corp.	10,804	446,529
Barr Pharmaceuticals, Inc. *	7,170	314,046
Bristol-Myers Squibb Company	131,514	2,997,204
Celgene Corp. *	28,907	1,759,280
Eli Lilly & Company	65,723	3,163,905
Forest Laboratories, Inc. *	20,689	742,942
Gilead Sciences, Inc. *	61,716	3,414,129
Hospira, Inc. *	10,544	442,215
King Pharmaceuticals, Inc. *	16,348	167,731
Merck & Company, Inc.	143,866	5,605,019
Mylan, Inc. *	20,223	269,977
Pfizer, Inc.	449,213	8,696,764
Schering-Plough Corp.	107,702	2,197,121
Watson Pharmaceuticals, Inc. *	6,887	196,693
		37,372,055
Photography - 0.03%
Eastman Kodak Company	19,145	293,301

Publishing - 0.21%
Gannett Company, Inc.	15,268	439,871
McGraw-Hill Companies, Inc.	21,447	889,836
Meredith Corp.	2,506	82,222
The New York Times Company, Class A	9,553	166,413
The Washington Post Company, Class B	386	242,570
		1,820,912
Railroads & Equipment - 1.02%
Burlington Northern Santa Fe Corp.	19,665	2,223,128
CSX Corp.	26,800	1,850,808
Norfolk Southern Corp.	25,004	1,684,770
Union Pacific Corp.	34,642	2,851,383
		8,610,089
Real Estate - 1.10%
Apartment Investment & Management
Company, Class A, REIT	6,095	241,179
Avalon Bay Communities, Inc., REIT	5,106	516,727
Boston Properties, Inc., REIT	7,939	775,958
Developers Diversified Realty Corp., REIT	7,936	314,901
Equity Residential, REIT	17,916	757,668
General Growth Properties, Inc., REIT	17,724	736,609
HCP, Inc., REIT	15,571	533,462
Host Hotels & Resorts, Inc., REIT	34,785	597,954
Kimco Realty Corp., REIT	16,800	661,080
ProLogis, REIT	17,155	1,062,409
Public Storage, Inc., REIT	8,275	729,276
Simon Property Group, Inc., REIT	14,819	1,472,416
Vornado Realty Trust, REIT	8,968	876,443
		9,276,082
Retail Grocery - 0.35%
Safeway, Inc.	29,248	932,133

The accompanying notes are an integral part of the financial statements.
87

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Grocery (continued)
SUPERVALU, Inc.	14,054	$492,874
The Kroger Company	44,695	1,235,370
Whole Foods Market, Inc.	9,269	268,801
		2,929,178
Retail Trade - 4.19%
Abercrombie & Fitch Company, Class A	5,724	415,562
Bed Bath & Beyond, Inc. *	17,405	554,523
Best Buy Company, Inc.	23,412	1,093,106
Big Lots, Inc. *	5,406	167,910
Costco Wholesale Corp.	28,886	2,060,150
CVS Caremark Corp.	95,137	4,070,912
Dillard's, Inc., Class A	3,796	61,799
Family Dollar Stores, Inc.	9,337	199,812
GameStop Corp., Class A *	10,695	530,472
Home Depot, Inc.	112,128	3,067,822
J.C. Penney Company, Inc.	14,731	592,776
Kohl's Corp. *	20,841	933,677
Limited Brands, Inc.	20,648	400,158
Lowe's Companies, Inc.	97,178	2,332,272
Macy's, Inc.	28,769	680,962
Nordstrom, Inc.	11,894	416,052
RadioShack Corp.	8,710	127,602
Sears Holdings Corp. *	4,847	410,638
Staples, Inc.	46,575	1,092,184
Target Corp.	54,396	2,902,571
The Gap, Inc.	30,214	551,406
The TJX Companies, Inc.	29,036	930,894
Tiffany & Company	8,438	413,715
Walgreen Company	65,869	2,372,601
Wal-Mart Stores, Inc.	156,991	9,064,660
		35,444,236
Sanitary Services - 0.24%
Allied Waste Industries, Inc. *	22,403	301,768
Ecolab, Inc.	11,661	522,763
Waste Management, Inc.	32,912	1,248,352
		2,072,883
Semiconductors - 2.53%
Advanced Micro Devices, Inc. *	40,234	276,810
Altera Corp.	20,418	472,472
Analog Devices, Inc.	19,530	685,698
Applied Materials, Inc.	89,937	1,781,652
Broadcom Corp., Class A *	31,058	891,054
Intel Corp.	384,566	8,914,240
KLA-Tencor Corp.	11,299	521,110
Linear Technology Corp.	14,681	539,820
LSI Logic Corp. *	43,923	319,320
MEMC Electronic Materials, Inc. *	15,176	1,041,984
Microchip Technology, Inc.	12,544	462,121
Micron Technology, Inc. *	50,523	407,721
National Semiconductor Corp.	15,072	317,266
Novellus Systems, Inc. *	6,775	161,855
NVIDIA Corp. *	36,913	911,751
QLogic Corp. *	8,925	140,926
Teradyne, Inc. *	11,584	159,164
Texas Instruments, Inc.	88,123	2,862,235

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors (continued)
Xilinx, Inc.	19,023	$517,426
		21,384,625
Software - 3.09%
Adobe Systems, Inc. *	35,335	1,556,860
Autodesk, Inc. *	15,341	631,435
BMC Software, Inc. *	12,766	511,917
CA, Inc.	25,924	688,023
Citrix Systems, Inc. *	12,311	421,405
Compuware Corp. *	18,219	185,652
Intuit, Inc. *	21,775	630,604
Microsoft Corp.	531,801	15,060,604
Novell, Inc. *	23,395	165,637
Oracle Corp. *	262,789	6,002,101
Teradata Corp. *	11,932	322,283
		26,176,521
Steel - 0.40%
Allegheny Technologies, Inc.	6,707	503,025
Nucor Corp.	20,799	1,555,765
United States Steel Corp.	7,827	1,351,801
		3,410,591
Telecommunications Equipment &
Services - 1.24%
American Tower Corp., Class A *	26,892	1,229,502
Ciena Corp. *	5,784	176,759
Citizens Communications Company	21,777	253,920
Corning, Inc.	104,607	2,859,955
Embarq Corp.	10,193	482,333
JDS Uniphase Corp. *	14,943	184,845
QUALCOMM, Inc.	107,123	5,199,750
Tellabs, Inc. *	27,492	149,557
		10,536,621
Telephone - 3.10%
AT&T, Inc.	401,025	16,000,898
CenturyTel, Inc.	7,086	250,915
Qwest Communications International, Inc.	102,156	495,457
Sprint Nextel Corp.	189,289	1,771,745
Verizon Communications, Inc.	190,752	7,338,229
Windstream Corp.	30,163	402,374
		26,259,618
Tires & Rubber - 0.05%
Goodyear Tire & Rubber Company *	15,958	405,493

Tobacco - 1.38%
Altria Group, Inc.	140,079	3,118,158
Philip Morris International, Inc. *	140,079	7,376,560
Reynolds American, Inc.	11,368	624,331
UST, Inc.	9,931	548,489
		11,667,538
Toys, Amusements & Sporting Goods - 0.10%
Hasbro, Inc.	9,475	343,374
Mattel, Inc.	24,009	483,541
		826,915
Transportation - 0.17%
C.H. Robinson Worldwide, Inc.	11,385	734,332

The accompanying notes are an integral part of the financial statements.
88

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Transportation (continued)
Expeditors International of Washington, Inc.	14,162	$666,747
		1,401,079
Trucking & Freight - 0.83%
FedEx Corp.	20,561	1,885,649
Ryder Systems, Inc.	3,857	283,220
United Parcel Service, Inc., Class B	68,725	4,880,849
		7,049,718
TOTAL COMMON STOCKS (Cost $827,995,184)		$811,895,148

SHORT TERM INVESTMENTS - 3.52%
Federal Home Loan Bank Discount Notes
zero coupon due 07/02/2008	$5,100,000	$5,091,436
Rabobank USA Financial Company
2.00% due 06/02/2008	24,660,000	24,658,630
TOTAL SHORT TERM INVESTMENTS
(Cost $29,750,066)		$29,750,066
Total Investments (Index 500 Fund)
(Cost $857,745,250) - 99.43%		$841,645,214
Other Assets in Excess of Liabilities - 0.57%		4,837,278
TOTAL NET ASSETS - 100.00%		$846,482,492

International Equity Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.19%

Argentina - 0.03%
Petrobras Energia Participaciones SA, ADR,
B Shares (a)	2,810	$38,300
Siderar SA, Class A Shares, ADR *	603	45,931
Telecom Argentina SA, ADR, B Shares *	2,416	44,841
		129,072
Australia - 4.65%
AGL Energy, Ltd.	11,007	151,600
Alumina, Ltd.	27,223	147,792
Amcor, Ltd. (a)	22,470	130,794
AMP, Ltd.	51,437	360,860
Aristocrat Leisure, Ltd.	9,179	65,361
Asciano Group (a)	12,440	51,722
Australia and New Zealand
Banking Group, Ltd.	49,634	1,028,503
Australian Stock Exchange, Ltd. (a)	3,993	131,212
Axa Asia Pacific Holdings, Ltd. (a)	21,366	107,826
Babcock & Brown, Ltd. (a)	6,031	71,825
Bendigo Bank, Ltd.	6,921	93,405
BHP Billiton, Ltd.	89,269	3,711,564
Billabong International, Ltd.	3,737	43,148
Bluescope Steel, Ltd.	18,216	197,613
Boart Longyear Group	29,189	57,751
Boral, Ltd. (a)	16,164	93,161
Brambles, Ltd.	37,728	295,696
Caltex Australia, Ltd. (a)	3,106	44,382

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Centro Properties Group, Ltd. (a)	20,831	$9,258
Centro Retail Group	32,506	15,535
CFS Gandel Retail Trust	37,607	74,765
CFS Retail Property Trust, REIT	949	1,896
Coca-Cola Amatil, Ltd.	13,978	108,084
Cochlear, Ltd. (a)	1,292	66,919
Commonwealth Bank of Australia, Ltd. (a)	35,142	1,421,475
Computershare, Ltd.	12,207	111,308
Crown, Ltd.	10,846	109,160
CSL, Ltd.	14,823	563,879
CSR, Ltd. (a)	25,865	72,188
Dexus Property Group, REIT (a)	72,936	110,145
Fortescue Metals Group, Ltd. *	32,030	326,042
Foster's Group, Ltd. (a)	55,641	292,499
General Property Trust, Ltd.	53,316	146,762
Goodman Fielder, Ltd.	23,651	39,560
Harvey Norman Holding, Ltd.	11,715	41,318
Incitec Pivot, Ltd.	1,492	248,133
James Hardie Industries, Ltd. (a)	10,713	55,805
John Fairfax Holdings, Ltd. (a)	31,574	104,417
Leighton Holdings, Ltd.	3,430	174,738
Lend Lease Corp.	8,815	102,537
Lion Nathan, Ltd.	6,742	62,249
Macquarie Airports, Ltd.	16,512	45,768
Macquarie Goodman Group, Ltd. (a)	36,678	140,227
Macquarie Group, Ltd.	6,697	348,854
Macquarie Infrastructure Group, Ltd.	65,987	189,211
Macquarie Office Trust	45,981	42,191
Metcash Ltd *	20,343	79,914
Mirvac Group, Ltd.	25,922	81,514
National Australia Bank, Ltd. (a)	43,301	1,295,830
Newcrest Mining, Ltd.	12,278	373,652
NRMA Insurance Group, Ltd.	47,458	182,349
OneSteel, Ltd. (a)	19,022	131,268
Orica, Ltd. (a)	8,705	252,103
Origin Energy, Ltd.	25,103	374,298
Oxiana, Ltd.	31,823	93,987
Paladin Resources, Ltd. * (a)	12,209	68,149
Perpetual Trust of Australia, Ltd. (a)	899	44,252
Qantas Airways, Ltd.	24,727	82,010
QBE Insurance Group, Ltd.	23,687	553,322
Rio Tinto, Ltd.	7,598	1,002,179
Santos, Ltd.	14,785	297,892
Sims Group, Ltd.	4,776	171,640
Sonic Healthcare, Ltd.	8,085	111,278
St. George Bank, Ltd.	14,832	485,117
Stockland Company, Ltd. (a)	41,090	247,818
Stockland, REIT	1,128	6,145
Suncorp-Metway, Ltd.	26,252	362,073
TABCORP Holdings, Ltd. (a)	15,379	165,220
Tattersall's, Ltd. (a)	28,142	70,473
Telstra Corp., Ltd.	154,566	701,737
Toll Holdings, Ltd.	12,681	91,389
Transurban Group, Ltd. * (a)	26,690	145,154
Wesfarmers, Ltd., Price Protected Shares	4,019	148,661
Wesfarmers, Ltd. (a)	16,819	609,265

The accompanying notes are an integral part of the financial statements.
89

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Westfield Group (a)	46,514	$758,455
Westpac Banking Corp., Ltd.	49,628	1,102,851
Woodside Petroleum, Ltd. (a)	12,749	792,057
Woolworths, Ltd.	32,427	859,146
WorleyParsons, Ltd. (a)	3,496	124,637
Zinifex, Ltd.	12,497	113,474
		23,788,447
Austria - 0.49%
Andritz AG	1,322	89,446
Erste Bank der Oesterreichischen
Sparkassen AG	5,298	404,453
Immoeast Immobilien Anlagen AG *	10,451	103,083
Immofinanz Immobilien Anlage AG	13,546	159,531
Meinl European Land, Ltd. *	7,523	99,015
Oesterreichische Elektrizitaets AG, Class A	2,263	191,172
OMV AG	4,593	378,143
Raiffeisen International Bank Holding AG	1,558	233,539
Strabag SE *	1,365	108,134
Telekom Austria AG	9,868	235,348
Voestalpine AG	3,287	273,943
Wiener Staedtische Allgemeine
Versicherung AG	1,023	77,794
Wienerberger Baustoffindustrie AG	2,430	128,876
		2,482,477
Belgium - 0.84%
Belgacom SA	4,903	230,895
Colruyt SA	471	119,315
Compagnie Nationale A Portefeuille, ADR	706	56,379
Delhaize Group (a)	2,695	202,677
Dexia (a)	14,787	348,524
Fortis Group SA	56,837	1,391,796
Fortis, Strip VVPR *	20,296	316
Groupe Bruxelles Lambert SA	2,307	307,479
Inbev NV	5,124	395,394
KBC Ancora, ADR	530	52,664
KBC Bancassurance Holding NV	4,584	565,604
Mobistar SA *	809	66,505
Solvay SA (a)	1,845	264,503
UCB SA	2,790	112,485
Umicore	3,435	187,895
		4,302,431
Bermuda - 0.06%
Central European Media Enterprises, Ltd. *	725	77,702
SeaDrill, Ltd., GDR	7,059	230,293
		307,995
Brazil - 2.04%
All America Latina Logistica SA	11,000	163,867
Aracruz Celulose SA, SADR	845	76,675
B2W Companhia Global Do Varejo	2,100	90,933
Banco do Brasil SA	5,000	100,031
BM&F (Bolsa de Mercadorias e Futuros)	8,296	94,105
Bovespa Holding SA	8,824	145,394
Brasil Telecom Participacoes SA, ADR	715	58,794
Brasil Telecom Participacoes SA	1,400	44,931

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Brazil (continued)
Centrais Eletricas Brasileiras SA, ADR,
B Shares * (a)	2,071	$34,176
Centrais Eletricas Brasileiras SA, ADR *	3,447	62,041
Centrais Eletricas Brasileiras SA *	1,800	32,636
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR * (a)	436	20,571
Cia de Bebidas das Americas, ADR (a)	743	47,745
Cia de Bebidas das Americas *	15	1,137
Cia de Concessoes Rodoviarias, ADR	4,100	82,454
Cia de Saneamento Basico do Estado de Sao
Paulo *	2,950	83,340
Cia Energetica de Minas Gerais, ADR (a)	5,411	127,916
Cia Vale do Rio Doce	20,206	813,830
Companhia Siderurgica Nacional SA, ADR (a)	7,191	353,581
Companhia Siderurgica Nacional SA	3,366	164,109
Companhia Vale Do Rio Doce, ADR *	17,577	699,213
Companhia Vale Do Rio Doce, SADR *	24,806	816,862
Cosan SA Industria e Comercio	3,405	53,592
CPFL Energia SA	4,100	96,267
Cyrela Brazil Realty SA	6,000	100,633
EDP- Energias do Brasil SA	1,700	33,133
Empresa Brasileira de Aeronautica SA	6,400	60,164
Empresa Brasileira de Aeronautica SA, ADR	1,575	59,094
Gafisa SA	3,629	81,103
Gerdau SA, SADR (a)	5,806	290,068
Gerdau SA	2,192	89,499
Global Village Telecom Holding SA *	2,699	64,434
Investimentos Itau SA *	232	1,141
JBS SA	6,430	39,137
JBS SA *	2,186	13,440
Lojas Renner SA	4,100	102,090
MRV Engenharia e Participacoes SA	2,629	63,846
Natura Cosmeticos SA	4,800	55,481
Perdigao SA *	3,600	117,728
Petroleo Brasileiro SA, ADR	15,342	1,081,611
Petroleo Brasileiro SA, SADR	21,468	1,297,526
Petroleo Brasileiro SA	32,984	1,164,022
Redecard SA	8,362	179,939
Souza Cruz SA	2,500	77,052
Tele Norte Leste Participacoes SA, ADR	5,457	141,227
Tele Norte Leste Participacoes SA	1,700	54,245
Tractebel Energia SA	5,100	74,940
Ultrapar Participacoes SA	2,400	95,911
Unibanco - Uniao de Bancos Brasileiros SA *	14,380	224,121
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	1,717	269,346
Usinas Siderurgicas de Minas Gerais
SA, SADR	3,255	175,056
Usinas Siderurgicas de Minas Gerais SA	2,100	114,264
Vivo Participacoes SA, ADR *	3,208	22,488
Votorantim Celulose & Papel SA, SADR *	1,189	40,022
		10,446,961
Canada - 6.68%
Addax Petroleum Corp., ADR	2,300	119,213
Aeroplan Income Fund, ADR	2,036	35,859
Agnico-Eagle Mines, Ltd.	3,700	261,972

The accompanying notes are an integral part of the financial statements.
90

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Agrium, Inc.	4,200	$366,739
Alimentation Couche Tard, Inc., ADR	3,500	51,253
ARC Energy Trust, ADR	2,700	79,130
Astral Media, Inc.	1,200	41,727
Bank Nova Scotia Halifax	26,200	1,311,846
Bank of Montreal	13,200	647,911
Barrick Gold Corp.	23,608	951,115
BCE, Inc.	6,573	231,868
Biovail Corp.	3,200	37,230
Bombardier, Inc. *	35,800	284,642
Brookfield Asset Management, Inc.	13,425	493,169
Brookfield Properties Corp.	5,250	105,254
CAE, Inc.	6,000	79,469
Cameco Corp.	9,600	391,111
Canadian Imperial Bank of Commerce	9,900	695,670
Canadian National Railway Company	13,300	745,314
Canadian Natural Resources, Ltd.	15,000	1,467,995
Canadian Oil Sands Trust, ADR	6,500	327,355
Canadian Pacific Railway, Ltd.	3,800	277,580
Canadian Tire Corp., Ltd. (a)	1,800	108,514
Canadian Utilities, Ltd.	1,200	55,628
CGI Group, Inc. *	7,100	76,388
CI Financial Income Fund	1,500	35,854
Eldorado Gold Corp. *	7,900	64,005
Enbridge, Inc.	9,500	422,987
EnCana Corp.	20,100	1,810,740
Enerplus Resources Fund	4,500	210,371
Ensign Energy Services, Inc.	2,700	60,299
Fairfax Financial Holdings, Ltd.	400	110,125
Finning International, Inc.	4,400	124,613
First Quantum Minerals, Ltd., ADR	1,700	133,522
Fording Canadian Coal Trust	3,600	285,326
Fortis, Inc.	3,800	104,408
George Weston, Ltd.	1,300	67,002
Gerdau Ameristeel Corp.	2,700	48,478
Gildan Activewear, Inc. *	2,800	82,709
Goldcorp, Inc.	18,753	754,385
Great-West Lifeco, Inc. (a)	6,600	208,774
Harvest Energy Trust	3,100	76,346
Husky Energy, Inc. (a)	7,000	351,268
IGM Financial, Inc. (a)	2,900	131,837
Imperial Oil, Ltd.	8,700	505,661
ING Canada, Inc., ADR	200	7,802
Inmet Mining Corp.	1,300	88,511
Ivanhoe Mines, Ltd. *	5,800	53,529
Jazz Air Income Fund, ADR *	614	4,622
Kinross Gold Corp.	16,058	320,320
Loblaw Companies, Ltd. (a)	2,600	89,100
Lundin Mining Corp. *	7,900	64,959
Magna International, Inc.	2,100	148,010
Manulife Financial Corp. (c)	39,900	1,540,824
MDS, Inc. *	3,100	58,250
Methanex Corp.	2,600	73,478
Metro, Inc.	900	25,172
National Bank of Canada	3,800	207,784
Nexen, Inc.	12,900	496,084

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Niko Resources, Ltd.	1,100	$102,051
Nortel Networks Corp. *	10,260	83,745
Nova Chemicals Corp.	2,100	56,896
Onex Corp.	2,300	78,079
OPTI Canada, Inc. *	4,400	99,638
Pan American Silver Corp. *	1,500	49,713
Penn West Energy Trust	10,115	332,484
Petro-Canada	13,100	755,860
Potash Corp. of Saskatchewan, Inc.	8,500	1,688,109
Power Corp. of Canada	9,400	317,969
Power Financial Corp. (a)	6,000	215,097
Precision Drilling Trust, ADR	1,200	31,981
Provident Energy Trust	5,500	63,215
QLT, Inc. *	250	989
Research In Motion, Ltd. *	13,700	1,894,643
RioCan Real Estate Investment Trust	2,600	55,894
Ritchie Bros. Auctioneers, Inc.	2,100	57,911
Rogers Communications, Inc., Class B	13,400	589,352
Royal Bank of Canada	35,100	1,794,565
Saputo, Inc.	3,600	97,935
Shaw Communications, Inc.	9,800	202,786
Sherritt International Corp., ADR	5,600	85,725
Shoppers Drug Mart Corp.	5,200	291,767
Silver Wheaton Corp *	5,900	85,685
Sino-Forest Corp. *	3,300	69,082
SNC-Lavalin Group, Inc.	3,800	217,804
Sun Life Financial, Inc.	14,900	693,564
Suncor Energy, Inc.	24,700	1,685,695
Talisman Energy, Inc.	28,300	649,966
Teck Cominco, Ltd.	11,700	578,995
Telus Corp. - Non Voting Shares	3,700	173,158
Telus Corp.	1,400	67,351
Thomson Corp.	5,500	200,106
Toronto Dominion Bank Ontario	21,300	1,541,120
TransAlta Corp.	5,700	206,694
Trans-Canada Corp.	14,100	555,713
Trican Well Service, Ltd.	3,100	66,798
TSX Group, Inc. (a)	1,600	72,448
Uranium One, Inc. *	4,700	23,557
Yamana Gold, Inc.	15,893	245,689
Yellow Pages Income Fund (a)	5,800	58,665
		34,149,601
Chile - 0.26%
Banco Santander Chile SA, ADR	2,667	138,684
Cia Cervecerias Unidas SA, ADR	1,107	39,343
Compania de Telecomunicaciones de Chile
SA, SADR (a)	7,734	52,204
Corpbanca SA, SADR	650	19,825
Distribucion y Servicio D&S SA, ADR	1,566	34,530
Embotelladora Andina SA, ADR, Series A (a)	915	15,177
Embotelladora Andina SA, ADR, Series B (a)	1,006	17,907
Empresa Nacional de Electricidad SA, ADR (a)	7,069	360,166
Enersis SA, SADR (a)	16,935	321,934
Lan Airlines SA, SADR	4,620	56,087
Masisa SA	3,000	15,000

The accompanying notes are an integral part of the financial statements.
91

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Chile (continued)
Sociedad Quimica y Minera de
Chile SA, ADR, B Shares	7,170	$244,067
Vina Concha Y Toro SA, ADR (a)	911	34,527
		1,349,451
China - 1.41%
Air China, Ltd., Class H (a)	83,466	62,247
Aluminum Corp. of China, Ltd.	94,780	164,446
Angang New Steel Company, Ltd. Class H	35,012	94,216
Bank of China, Ltd. (a)	649,500	331,246
Bank of Communications Company, Ltd.,
Class H	166,879	218,545
Beijing Capital International Airport Company,
Ltd., Class H	61,211	62,749
Beijing Datang Power Generation
Company, Ltd., Class H	113,136	82,200
BYD Company, Ltd., H Shares	24,495	38,733
Chaoda Modern Agriculture Holdings, Ltd.	50,399	70,911
China Communications Services Corp., Ltd.,
H Shares	60,000	55,126
China Construction Bank (a)	896,118	798,065
China Life Insurance Company, Ltd. (a)	197,376	792,903
China Mengniu Dairy Company, Ltd.	35,498	111,217
China Merchants Bank Company, Ltd.	40,500	145,053
China Oilfield Services, Ltd., H Shares *	28,000	54,393
China Petroleum & Chemical Corp., Class H (a)	458,030	461,323
China Shipping Container Lines Company, Ltd. (a)	134,076	66,489
China Shipping Development Company, Ltd.,
Class H	41,568	141,154
China Telecom Corp., Ltd.	390,396	283,646
China Travel International Investment
Hong Kong, Ltd.	73,709	29,658
COSCO Holdings	73,879	214,899
Country Garden Holdings Company, Ltd. (a)	104,000	80,227
Dongfeng Motor Group Company, Ltd.	74,780	37,371
Foxconn International Holdings, Ltd. *	50,000	68,043
Guangdong Investment, Ltd.	96,780	45,017
Guangshen Railway Company, Ltd., Class H (a)	61,211	30,747
Guangzhou R&F Properties Company, Ltd., H
Shares (a)	31,200	75,402
Huaneng Power International, Inc., Class H	100,564	85,308
Industrial & Commercial Bank of China, Ltd.	1,154,000	862,110
Jiangsu Expressway, Ltd.	46,855	35,664
Jiangxi Copper Company, Ltd., Class H	43,925	100,752
KWG Property Holding, Ltd.	34,500	32,891
Lenovo Group, Ltd.	118,564	87,056
Maanshan Iron & Steel Company, Ltd. (a)	77,925	58,215
PetroChina Company, Ltd., Class H	529,739	761,628
PICC Property & Casualty Company, Ltd.,
Class H (a)	84,780	66,161
Shanghai Electric Group Company, Ltd. * (a)	75,136	44,481
Shui On Land, Ltd. (a)	42,500	39,756
Sinopec Shanghai Petrochemical
Company, Ltd., Class H (a)	92,066	37,988
Tingyi Cayman Islands Holding Corp., GDR	42,000	50,321
Yanzhou Coal Mining Company, Ltd., Class H	63,210	137,697
Zhejiang Expressway Company, Ltd., Class H (a)	54,282	44,239
Zijin Mining Group, Ltd. *	119,686	113,338

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

China (continued)
ZTE Corp., Class H (a)	11,139	$54,525
		7,228,156
Colombia - 0.06%
BanColombia SA, ADR	7,807	298,227

Czech Republic - 0.14%
CEZ AS	5,446	447,655
Komercni Banka AS	400	103,883
Telefonica Czech Republic AS	2,966	93,614
Unipetrol AS *	1,919	32,096
Zentiva NV	603	38,589
		715,837
Denmark - 0.74%
A P Moller Maersk AS, Series A	13	162,144
A P Moller Maersk AS	31	386,651
Carlsberg AS, B Shares	1,900	199,333
Coloplast AS (a)	923	81,433
Danisco AS	1,400	108,916
Danske Bank AS	12,700	435,739
DSV AS, ADR	5,800	148,493
FLS Industries AS, B Shares	1,500	179,894
Jyske Bank *	1,461	97,664
Novo Nordisk AS	12,200	793,910
Novozymes AS, B Shares	1,300	138,826
Rockwool International AS, B Shares	200	33,997
Sydbank AS	2,200	94,754
Topdanmark AS * (a)	500	85,515
TrygVesta AS	681	54,258
Vestas Wind Systems AS *	5,200	715,820
William Demant Holdings AS * (a)	900	67,390
		3,784,737
Egypt - 0.10%
Commercial International Bank	3,695	59,079
Egypt Kuwait Holding Company	11,229	43,644
Egyptian Company for Mobile Services	780	26,724
Egyptian Financial Group-Hermes Holding	3,889	38,716
EL Ezz Aldekhela Steel Alexandria	61	17,795
El Ezz Steel Company	1,819	28,352
Orascom Construction Industries	1,801	131,788
Orascom Telecom Holding SAE *	11,035	161,086
Telecom Egypt	7,610	25,099
		532,283
Finland - 1.20%
Cargotec Corp. Oyj, B Shares	1,525	64,319
Elisa Oyj, Class A	4,450	99,139
Fortum Corp. Oyj	12,201	589,572
Kesko Oyj (a)	2,100	85,401
Kone Corp. Oyj	4,500	182,163
Metra Oyj, B Shares	2,600	183,762
Metso Oyj	3,600	180,174
Neste Oil Oyj	3,848	128,171
Nokia AB Oyj	105,850	3,051,448
Nokian Renkaat Oyj	3,270	167,983
OKO Bank PLC, Series A	3,600	74,097
Orion Oyj, Series B	3,113	66,786

The accompanying notes are an integral part of the financial statements.
92

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Finland (continued)
Outokumpu Oyj	3,600	$161,020
Rautaruukki Oyj *	2,600	138,216
Sampo Oyj, A Shares	11,494	332,601
SanomaWSOY Oyj	2,870	74,432
Stora Enso Oyj, R Shares	15,900	193,191
UPM-Kymmene Oyj	14,284	277,779
YIT Oyj	2,794	82,067
		6,132,321
France - 7.16%
Accor SA	4,961	378,571
Aeroports de Paris	897	99,639
Air France KLM	2,755	73,678
Air Liquide	6,038	887,509
Alcatel-Lucent (a)	63,868	482,902
Alstom	2,814	709,348
Atos Origin SA *	1,722	101,722
AXA Group SA	41,111	1,452,496
BNP Paribas SA (a)	22,038	2,274,507
Bouygues SA	6,109	498,869
Bureau Veritas SA *	1,080	65,528
Cap Gemini SA	3,421	232,049
Carrefour SA	16,298	1,142,777
Casino Guich-Perrachon SA	953	120,760
Christian Dior SA	1,450	175,301
Cie Generale de Geophysique-Veritas *	654	175,787
CNP Assurances SA	1,093	134,453
Compagnie de Saint-Gobain SA	7,382	595,359
Compagnie Generale des Etablissements
Michelin, Class B	3,967	354,870
Credit Agricole SA (a)	17,831	471,867
Dassault Systemes SA	1,400	93,700
Eiffage SA *	991	86,538
Electricite de France (a)	5,331	577,076
Eramet	138	138,552
Essilor International SA (a)	5,581	351,039
Eurazeo	667	80,306
European Aeronautic Defence &
Space Company	7,921	185,093
Eutelsat Communications *	2,326	69,840
France Telecom SA (a)	48,799	1,480,800
Gaz de France	5,034	342,948
Gecina SA	319	45,559
Groupe DANONE	11,567	1,012,599
Hermes International SA	1,782	294,506
ICADE	430	62,214
Imerys SA	796	72,111
JC Decaux SA	1,327	38,854
Klepierre SA	1,727	102,205
Lafarge SA	3,989	721,434
Lagardere S.C.A.	3,177	229,337
Legrand SA, ADR	2,523	73,518
L'Oreal SA (a)	6,526	794,154
LVMH Moet Hennessy SA	6,430	752,361
M6-Metropole Television	1,462	33,754
Natixis, ADR	11,377	173,104
Neopost SA	752	87,113

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Neuf Cegetel	1,679	$94,428
PagesJaunes Groupe SA	3,253	58,605
Pernod-Ricard SA (a)	4,373	496,640
Pinault-Printemps-Redoute SA	2,207	288,417
PSA Peugeot Citroen SA (a)	3,842	239,088
Publicis Groupe SA	3,212	127,675
Renault Regie Nationale SA	4,986	511,960
Safran SA *	4,155	90,692
Sanofi-Aventis SA	27,616	2,058,385
Schneider Electric SA	6,057	760,827
SCOR SE	4,287	108,379
Societe BIC SA	609	30,318
Societe Generale NV - New Shares *	2,369	242,511
Societe Generale *	12,406	1,289,282
Societe Television Francaise 1	2,677	52,976
Sodexho Alliance	2,414	167,461
STMicroelectronics NV	16,696	217,461
Suez SA Strip VVPR *	1,452	23
Suez SA	27,813	2,072,636
Technip SA	2,462	230,849
Thales SA (a)	2,184	136,318
Total SA	57,347	5,004,213
Unibail-Rodamco, REIT	2,175	566,068
Valeo SA	1,584	63,160
Vallourec SA	1,246	386,026
Veolia Environnement SA (a)	9,629	686,248
Vinci SA, ADR	10,842	816,890
Vivendi SA	31,184	1,310,619
Wendel, ADR	736	104,725
Zodiac SA	1,000	52,973
		36,592,560
Germany - 6.16%
Adidas-Salomon AG	5,556	391,735
Allianz AG	12,179	2,305,718
Arcandor AG *	1,345	24,315
BASF AG	12,892	1,932,866
Bayer AG	20,336	1,803,350
Bayerische Motoren Werke (BMW) AG	8,807	521,616
Beiersdorf AG	2,505	197,469
Bilfinger Berger AG	786	72,758
Celesio AG	2,080	88,018
Commerzbank AG	16,213	572,318
Continental AG	4,163	527,842
DaimlerChrysler AG	24,272	1,847,276
Deutsche Bank AG (a)	13,544	1,448,215
Deutsche Boerse AG	5,307	761,484
Deutsche Lufthansa AG	6,658	172,671
Deutsche Post AG	23,952	762,035
Deutsche Postbank AG	2,305	222,691
Deutsche Telekom AG	76,376	1,278,524
E.ON AG	16,876	3,590,610
Fraport AG, ADR	624	41,598
Fresenius AG	720	67,287
Fresenius Medical Care AG	5,236	291,786
Fresenius SE (a)	2,064	181,586
GEA Group AG	3,825	148,947

The accompanying notes are an integral part of the financial statements.
93

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
Hamburger Hafen und Logistik AG *	676	$58,432
Hannover Rueckversicherung AG	1,604	88,438
Heidelbergcement AG	665	113,958
Henkel KGaA	2,610	117,958
Henkel KGaA	4,497	214,993
Hochtief AG	1,079	124,892
Hypo Real Estate Holding AG (a)	4,983	164,736
Infineon Technologies AG *	21,487	193,550
IVG Immobilien AG	2,299	55,331
K&S AG	997	467,403
Linde AG (a)	3,255	489,128
MAN AG	3,059	477,141
Merck & Company AG *	1,740	244,605
Metro AG	3,017	222,106
Muenchener Rueckversicherungs-
Gesellschaft AG	5,491	1,029,386
ProSieben Sat.1 Media AG	1,970	27,767
Puma AG	164	64,128
Q-Cells AG *	1,408	171,187
Rheinmetall AG	735	58,340
RWE AG	11,987	1,549,526
Salzgitter AG (a)	1,162	228,323
SAP AG * (a)	23,336	1,289,553
Siemens AG	23,512	2,667,325
Solarworld AG (a)	2,014	103,962
Thyssen Krupp AG	9,538	644,446
TUI AG	6,232	164,919
United Internet AG	3,344	73,250
Volkswagen AG	3,875	1,067,351
Wacker Chemie AG	416	99,635
		31,524,484
Greece - 0.56%
Alpha Bank A.E.	11,394	391,040
Bank of Piraeus SA	9,412	316,283
Coca-Cola Hellenic Bottling Company SA	4,795	217,976
EFG Eurobank Ergas SA	9,308	265,280
Greek Organization of Football Prognostics	6,550	256,792
Hellenic Petroleum SA	2,760	44,828
Hellenic Telecommunications Organization SA	7,490	209,746
Marfin Financial Group SA Holdings *	17,662	180,803
National Bank of Greece SA	13,654	775,341
Public Power Corp.	2,990	113,873
Titan Cement Company SA	1,570	70,833
		2,842,795
Hong Kong - 2.92%
Agile Property Holdings, Ltd.	39,211	51,250
Alibaba.com, Ltd. * (a)(g)	32,500	60,386
Anhui Conch Cement Company, Ltd., Class H *	15,070	135,079
ASM Pacific Technology, Ltd.	4,500	35,607
Bank of East Asia, Ltd.	35,142	213,899
Beijing Enterprises Holdings, Ltd.	12,714	46,921
Belle International Holdings, Ltd., GDR	50,888	63,774
BOC Hong Kong Holdings, Ltd.	87,000	222,297
C C Land Holdings, Ltd.	20,000	20,554
Cathay Pacific Airways, Ltd.	33,000	69,350

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Cheung Kong Holdings, Ltd.	37,000	$568,472
Cheung Kong Infrastructure Holdings, Ltd.	11,000	44,471
China Agri-Industries Holdings, Ltd. *	65,784	47,122
China BlueChemical, Ltd.	68,000	43,568
China CITIC Bank	132,000	94,045
China Coal Energy Company, H Shares	81,100	181,864
China Communications
Construction Company , Ltd.	117,665	258,734
China Eastern Airlines Corp., Ltd. *	66,639	29,802
China Everbright, Ltd.	19,784	47,407
China High Speed Transmission Equipment
Group Company, Ltd. *	29,000	50,910
China Insurance International Holdings
Company, Ltd.	26,000	73,963
China Merchants Holdings International
Company, Ltd.	31,657	136,503
China Mobile, Ltd.	159,970	2,351,204
China National Building Material Company,
Ltd. (a)	28,000	67,812
China Netcom Group Corp Hong Kong, Ltd. (a)	26,000	90,122
China Overseas Land & Investment, Ltd.	110,921	201,264
China Railway Construction Corp *	55,000	98,669
China Railway Group, Ltd. * (a)	98,000	89,161
China Resource Power Holdings, Ltd.	47,211	130,975
China Resources Enterprises, Ltd.	36,855	122,080
China Resources Land, Ltd. (a)	51,211	86,753
China Shenhua Energy Company, Ltd.	89,000	396,878
China Southern Airlines Company, Ltd. *	30,855	20,046
China Unicom, Ltd.	52,000	123,138
Chinese Estates Holdings, Ltd.	12,000	20,236
CITIC International Financial Holdings, Ltd. *	14,000	10,495
Citic Pacific, Ltd.	32,033	137,509
CITIC Resources Holdings, Ltd. * (a)	86,000	48,819
CLP Holdings, Ltd.	54,500	492,350
CNOOC, Ltd.	431,720	752,366
CNPC Hong Kong, Ltd.	100,000	52,538
Cosco Pacific, Ltd.	38,855	73,588
Denway Motors, Ltd. (a)	175,559	82,112
Dongfang Electrical Machinery Company, Ltd.	6,000	20,759
Esprit Holdings, Ltd.	29,000	338,907
Fosun International *	36,000	27,494
GOME Electrical Appliances Holdings Ltd * (a)	205,708	125,472
Guangzhou Investment Company, Ltd.	95,493	18,844
Hang Lung Group, Ltd.	23,000	118,479
Hang Lung Properties, Ltd.	49,000	186,484
Hang Seng Bank, Ltd.	21,100	427,467
Harbin Power Equipment Company, Ltd. (a)	24,000	45,085
Henderson Investment, Ltd.	12,000	1,184
Henderson Land Development Company, Ltd.	30,508	212,081
Hengan International Group Company, Ltd.,
GDR (a)	22,000	79,781
Hong Kong & China Gas Company, Ltd. (a)	111,870	275,521
Hong Kong Aircraft Engineerg	1,600	26,530
Hong Kong Electric Holdings, Ltd. (a)	34,000	205,205
Hong Kong Exchange & Clearing, Ltd.	28,000	480,785
Hopewell Holdings, Ltd. (a)	15,000	63,526
Hopson Development Holdings, Ltd., GDR (a)	26,000	55,439

The accompanying notes are an integral part of the financial statements.
94

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Hutchison Telecommunications
International, Ltd. *	36,000	$52,589
Hutchison Whampoa, Ltd.	58,000	626,905
Hysan Development Company, Ltd. (a)	15,643	44,600
Kerry Properties, Ltd.	14,923	102,018
Kingboard Chemical Holdings, Ltd.	14,000	64,763
Lee & Man Paper Manufacturing, Ltd.	8,000	16,669
Li & Fung, Ltd.	53,600	202,617
Li Ning Company, Ltd. (a)	22,749	63,986
Lifestyle International Holdings, Ltd.	15,500	29,554
Link, REIT (a)	52,590	131,814
Mongolia Energy Co ltd *	89,000	201,861
MTR Corp., Ltd.	32,699	110,199
New World Development Company, Ltd. (a)	58,724	147,489
Nine Dragons Paper Holdings, Ltd. (a)	32,600	35,508
Noble Group, Ltd.	32,400	59,491
NWS Holdings, Ltd.	9,000	28,889
Orient Overseas International, Ltd.	5,000	33,701
Pacific Basin Shipping, Ltd.	29,000	50,242
Parkson Retail Group, Ltd. (a)	2,000	17,171
PCCW, Ltd.	99,000	62,161
Ping An Insurance Group Company of China,
Ltd.	39,355	328,047
Shanghai Industrial Holdings, Ltd.	18,070	66,802
Shangri-La Asia, Ltd.	28,000	94,363
Shimao Property Holdings, Ltd., GDR	49,500	82,459
Shougang Concord International Enterprises
Company, Ltd.	128,000	45,598
Shun Tak Holdings, Ltd.	30,000	35,059
Sino Land Company, Ltd.	33,542	85,446
Sinofert Holdings, Ltd. (a)	76,000	58,432
Sino-Ocean Land Holdings Ltd	83,000	73,918
Sun Hung Kai Properties, Ltd.	37,000	594,549
Swire Pacific, Ltd., Class A	19,500	222,514
Television Broadcasting Company, Ltd.	7,000	46,464
Tencent Holdings, Ltd.	22,000	185,215
Wharf Holdings, Ltd.	32,625	163,044
Wheelock and Company, Ltd. (a)	10,000	31,459
Wing Hang Bank, Ltd.	4,085	61,977
Yue Yuen Industrial Holdings, Ltd. (a)	14,000	40,185
		14,950,894
Hungary - 0.13%
Gedeon Richter Rt.	346	76,201
Magyar Telekom Rt.	11,601	57,177
MOL Magyar Olaj & Gazipari Rt. * (a)	1,534	231,280
OTP Bank Rt. * (a)	6,788	306,895
		671,553
India - 1.33%
Bajaj Auto, Ltd., ADR (g)	1,087	16,033
Bajaj Auto, Ltd. *	1,087	14,638
Bajaj Finserv, Ltd. *	1,087	16,565
Dr. Reddy's Laboratories, Ltd., ADR (a)	10,617	172,739
Grasim Industries, Ltd., ADR * (g)	2,602	139,727
Hindalco Industries, Ltd., ADR * (g)	2,729	12,308
ICICI Bank, Ltd., SADR (a)	23,557	888,806
Infosys Technologies, Ltd., ADR (a)	28,073	1,378,665

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

India (continued)
Larsen & Toubro, Ltd., ADR (g)	1,366	$95,967
Ranbaxy Laboratories, Ltd., ADR	10,736	134,737
Reliance Communication, Ltd., ADR (g)	38,286	520,295
Reliance Energy, Ltd., ADR (g)	447	38,859
Reliance Industries, Ltd., GDR (a)(g)	19,410	2,212,740
Reliance Natural Resources, Ltd., ADR * (g)	8,956	42,760
Satyam Computer Services, Ltd., ADR (a)	15,348	446,627
State Bank of India GDR	50	3,580
State Bank of India, Ltd., ADR	2,581	184,800
Tata Communications, Ltd., ADR (a)	1,347	32,719
Tata Motors, Ltd., SADR (a)	12,214	169,286
Wipro, Ltd., ADR (a)	21,526	304,808
		6,826,659
Indonesia - 0.29%
Aneka Tambang Tbk PT	82,500	28,784
Astra Agro Lestari Tbk PT	10,000	28,395
Astra International Tbk PT	50,000	112,721
Bank Central Asia Tbk PT	301,000	89,670
Bank Danamon Indonesia Tbk PT	42,500	26,006
Bank Internasional Indonesia Tbk PT	402,500	20,093
Bank Mandiri Tbk PT	149,000	46,388
Bank Rakyat Indonesia Tbk PT	134,500	83,747
Bumi Resources Tbk PT	511,500	442,037
Indocement Tunggal Prakarsa Tbk PT	23,000	15,185
Indofood Sukses Makmur Tbk PT	105,500	31,712
Indosat Tbk PT	60,500	37,346
International Nickel Indonesia Tbk PT	50,000	32,743
Perusahaan Gas Negara Tbk PT	69,500	104,455
PT Telekomunikiasi Indonesia, ADR	4,500	157,320
Semen Gresik Persero Tbk PT	35,000	16,533
Telekomunikasi Indonesia Tbk PT	112,500	97,826
Truba Alam Manunggal Engineering PT *	180,000	16,425
Unilever Indonesia Tbk PT	38,000	27,536
United Tractors Tbk PT	32,000	49,640
		1,464,562
Ireland - 0.53%
Allied Irish Banks PLC - London Exchange	6,526	129,652
Allied Irish Banks PLC	18,191	365,078
Anglo Irish Bank Corp. PLC	20,305	259,034
Bank of Ireland - London Exchange	7,448	92,466
Bank of Ireland	21,227	269,145
C&C Group PLC	174	1,397
CRH PLC - London Exchange	3,916	144,751
CRH PLC	11,629	428,762
DCC PLC	577	13,420
DCC PLC	403	9,467
Elan Corp. PLC *	2,343	59,488
Elan Corp. PLC *	10,203	261,910
Experian Group, Ltd.	28,472	228,844
Greencore Group PLC	30	142
Iaws Group PLC - London Exchange	887	22,079
Iaws Group PLC	665	16,170
Irish Life & Permanent PLC - London
Exchange	2,216	38,475
Irish Life & Permanent PLC	6,111	106,956

The accompanying notes are an integral part of the financial statements.
95

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Ireland (continued)
Kerry Group PLC	2,619	$79,045
Kerry Group PLC - London	1,487	43,492
Kingspan Group PLC - London Exchange	213	2,277
Kingspan Group PLC	2,798	29,600
Paddy Power PLC - London Exchange	146	5,351
Paddy Power PLC	417	15,019
Ryanair Holdings PLC, SADR *	1,496	39,420
Smurfit Kappa Group PLC	2,953	29,862
		2,691,302
Israel - 0.46%
Africa-Israel Investments, Ltd.	311	25,657
Aladdin Knowledge Systems, ADR *	122	2,031
Alvarion, Ltd., ADR *	649	4,647
Audio Codes, Ltd., ADR *	664	2,590
Bank Hapoalim, Ltd.	32,717	167,451
Bank Leumi Le-Israel, Ltd.	29,578	162,578
Bezek Israeli Telecommunications Corp., Ltd.	26,127	52,781
Cellcom Israel, Ltd.	2,408	85,051
Check Point Software Technologies, Ltd. *	5,245	130,233
Delek Group, Ltd.	53	10,315
Discount Investment Corp.	1,168	32,405
Elbit Systems, Ltd.	841	52,911
Gazit Globe, Ltd.	586	7,184
Given Imaging Corp., ADR * (a)	288	4,320
ICL Israel Chemicals, Ltd.	12,953	298,961
IDB Development Corp., Ltd.	396	11,256
Israel Corp., Ltd. *	48	74,408
Israel Discount Bank, Ltd. *	11,163	28,600
Koor Industries, Ltd.	225	14,447
Makhteshim-Agam Industries, Ltd.	5,881	55,167
Nice Systems, Ltd. *	997	35,509
Oil Refineries, Ltd.	23,107	21,818
Ormat Industries	1,927	26,070
Partner Communications, Ltd.	3,696	90,205
RADWARE, Ltd., ADR *	413	4,039
Syneron Medical, Ltd., ADR *	423	6,865
Teva Pharmaceutical Industries, Ltd.	20,321	932,686
United Mizrahi Bank, Ltd.	3,045	26,180
		2,366,365
Italy - 2.78%
A2A SpA	33,333	135,349
Alleanza Assicuraz SpA	12,086	148,730
Assicurazioni Generali SpA	28,122	1,169,459
Autogrill SpA *	3,858	56,750
Autostrade SpA	7,314	262,849
Banca Carige SpA (a)	10,330	43,311
Banca Intesa SpA - Non convertible	25,907	155,375
Banca Monte dei Paschi Siena SpA	62,754	200,140
Banca Popolare di Milano SpA	11,837	130,105
Banche Popolari Unite SpA	16,379	421,976
Banco Popolare Scarl	17,784	356,633
Bulgari SpA	5,567	64,307
Enel SpA	115,169	1,294,533
Eni SpA (a)	69,959	2,849,397
Fiat SpA	19,140	426,407

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Italy (continued)
Finmeccanica SpA	8,360	$253,358
Fondiaria-Sai SpA	2,243	84,970
IFIL - Investments SpA	7,006	58,531
Intesa Sanpaolo SpA	204,868	1,343,419
Italcementi SpA, RNC	2,769	41,119
Italcementi SpA	2,818	56,949
Lottomatica SpA	2,312	66,003
Luxottica Group SpA	4,237	118,255
Mediaset SpA	21,083	171,871
Mediobanca SpA (a)	13,836	257,228
Mediolanum SpA	9,238	53,105
Parmalat SpA	45,039	130,609
Pirelli & Company SpA	91,832	76,220
Prysmian SpA	4,304	113,831
Saipem SpA	7,042	323,409
Snam Rete Gas SpA	24,903	165,432
Telecom Italia SpA	266,937	587,631
Telecom Italia SpA	167,725	296,948
Terna SpA (a)	34,768	157,944
UniCredito Italiano SpA	301,694	2,108,601
Unipol Gruppo Finanziario SpA, ADR	14,152	37,781
		14,218,535
Japan - 14.52%
Acom Company, Ltd.	1,430	45,035
Advantest Corp.	3,700	96,870
AEON Company, Ltd.	15,900	228,500
AEON Credit Service Company, Ltd.	1,600	22,994
Aeon Mall Company, Ltd. (a)	1,700	54,990
Aiful Corp.	1,700	29,494
Aioi Insurance Company, Ltd.	12,000	74,787
Aisin Seiki Company	4,800	168,014
Ajinomoto Company, Inc.	17,000	165,291
Alfresa Holdings Corp.	800	55,701
All Nippon Airways Company, Ltd. (a)	16,000	61,468
Alps Electric Company, Ltd.	4,700	51,405
Amada Company, Ltd.	10,000	91,633
Aozora Bank, Ltd.	13,000	34,529
Asahi Breweries, Ltd.	11,600	203,127
Asahi Glass Company, Ltd.	26,000	342,326
Asahi Kasei Corp.	30,000	178,145
ASICS Corp.	4,000	44,432
Astellas Pharmaceuticals, Inc.	12,900	545,760
Bank of Kyoto, Ltd. (a)	7,000	84,462
Benesse Corp.	1,800	73,250
Bridgestone Corp. (a)	16,900	288,400
Brother Industries, Ltd. (a)	5,000	72,140
Canon Sales Company, Inc. (a)	1,800	34,747
Canon, Inc.	28,800	1,554,468
Casio Computer Company, Ltd. (a)	6,000	79,226
Central Japan Railway Company, Ltd.	43	420,129
Chiba Bank, Ltd.	23,000	172,358
Chubu Electric Power Company, Inc.	18,700	419,517
Chugai Pharmaceutical Company, Ltd.	6,800	106,367
Chugoku Bank, Ltd. *	4,000	24,701
Chugoku Electric Power Company, Inc.	7,400	158,642
Citizen Watch Company, Ltd.	8,600	72,850

The accompanying notes are an integral part of the financial statements.
96

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Coca-Cola West Japan Company, Ltd. (a)	1,100	$26,347
Cosmo Oil Company, Ltd.	19,000	75,337
Credit Saison Company, Ltd.	4,800	113,603
CSK Corp. (a)	1,600	36,198
Dai Nippon Printing Company, Ltd.	17,000	260,112
Daicel Chemical Industries, Ltd.	7,000	43,692
Daido Steel Company, Ltd. (a)	7,000	44,290
Daihatsu Motor Company, Ltd.	4,000	44,925
Daiichi Sankyo Company, Ltd.	18,200	513,612
Daikin Industries, Ltd. (a)	7,300	376,703
Dainippon Ink & Chemicals, Inc.	16,000	51,907
Dainippon Sumitomo Pharma Company, Ltd. (a)	4,000	33,959
Daito Trust Construction Company, Ltd.	2,000	103,017
Daiwa House Industry Company, Ltd.	15,000	183,978
Daiwa Securities Group, Inc.	37,000	370,632
Dena Company, Ltd.	8	56,308
Denki Kagaku Kogyo Kabushiki Kaisha	12,000	49,175
Denso Corp.	12,800	467,463
Dentsu, Inc.	47	115,026
Dowa Mining Company, Ltd.	7,000	52,855
East Japan Railway Company	93	718,099
Eisai Company, Ltd.	6,300	228,287
Electric Power Development Company, Ltd.	3,700	138,636
Elpida Memory, Inc. *	2,400	88,560
Familymart Company, Ltd.	1,300	47,600
Fanuc, Ltd. (a)	5,100	553,927
Fast Retailing Company, Ltd.	1,300	112,464
Fuji Electric Holdings Company, Ltd. (a)	15,000	66,164
Fuji Heavy Industries, Ltd.	11,000	51,546
Fuji Photo Film Company, Ltd.	12,900	474,787
Fuji Television Network, Inc.	11	18,469
Fujitsu, Ltd.	51,000	413,147
Fukuoka Financial Group, Inc.	19,000	94,441
Furukawa Electric Company, Ltd.	15,000	59,476
Gunma Bank	9,000	64,627
Hakuhodo DY Holdings, Inc.	650	37,488
Hankyu Hanshin Holdings, Inc. (a)	29,200	126,583
Haseko Corp.	22,500	36,283
Hikari Tsushin, Inc. (a)	500	17,976
Hino Motors, Ltd.	6,000	40,125
Hirose Electric Company, Ltd.	800	93,189
Hisamitsu Pharmaceutical Co Inc *	1,800	72,567
Hitachi Chemical, Ltd.	2,100	47,012
Hitachi Construction Machinery Company, Ltd. (a)	2,400	82,869
Hitachi High-Technologies Corp.	1,400	31,873
Hitachi Metals, Ltd. (a)	3,000	44,109
Hitachi, Ltd.	93,000	668,697
Hokkaido Electric Power Company, Inc.	4,600	94,033
Hokuhoku Financial Group, Inc.	30,000	92,487
Hokuriku Electric Power Company (a)	2,800	66,932
Honda Motor Company, Ltd.	42,400	1,419,769
Hoya Corp.	11,300	314,068
Ibiden Company, Ltd. (a)	3,200	134,775
Idemitsu Kosan Company, Ltd.	500	53,595
Inpex Holdings, Inc.	21	264,940
Isetan Mitsukoshi Holdings, Ltd. *	7,940	95,352

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Ishikawajima-Harima Heavy Industries
Company, Ltd. (a)	31,000	$70,281
Isuzu Motors, Ltd.	34,000	183,191
ITO EN, Ltd. (a)	1,200	19,272
Itochu Corp.	41,000	474,483
Itochu Techno-Science Corp.	800	29,292
Iyo Bank Ltd/The *	6,000	17,928
J Front Retailing Company, Ltd.	11,000	72,415
JAFCO Company, Ltd. (a)	900	36,710
Japan Airlines System Corp. * (a)	24,000	53,956
Japan Petroleum Exploration Company, Ltd.	800	57,446
Japan Prime Realty Investment Corp., REIT	13	43,037
Japan Real Estate Investment Corp., REIT	13	160,311
Japan Retail Fund Investment Corp., REIT (a)	8	52,058
Japan Tobacco, Inc.	124	602,239
JFE Holdings, Inc.	13,900	785,847
JGC Corp. (a)	5,000	110,273
Joyo Bank, Ltd. (a)	16,000	91,064
JS Group Corp.	7,900	134,814
JSR Corp.	4,100	83,812
Jupiter Telecommunications Company, Ltd. *	100	84,329
Kajima Corp.	21,000	85,657
Kamigumi Company, Ltd.	7,000	55,511
Kaneka Corp.	8,000	58,281
Kansai Electric Power Company, Ltd.	21,600	476,380
Kansai Paint Company, Ltd.	6,000	43,768
Kao Corp.	14,000	365,206
Kawasaki Heavy Industries, Ltd.	37,000	114,419
Kawasaki Kisen Kaisha, Ltd.	14,000	154,714
KDDI Corp.	78	540,865
Keihin Electric Express Railway Company,
Ltd. (a)	10,000	63,650
Keio Electric Railway Company, Ltd. (a)	13,000	69,550
Keisei Electric Railway Company, Ltd.	7,000	36,321
Keyence Corp. (a)	900	214,969
Kikkoman Corp.	3,000	37,507
Kinden Corp.	4,000	40,030
Kintetsu Corp. (a)	40,000	130,526
Kirin Brewery Company, Ltd.	21,000	347,610
Kobe Steel Company, Ltd.	67,000	220,537
Komatsu, Ltd. (a)	23,700	750,882
Konami Corp. (a)	2,200	80,345
Konica Minolta Holdings, Inc.	14,000	261,222
Koyo Seiko Company, Ltd.	4,900	85,664
Kubota Corp. (a)	31,000	251,423
Kuraray Company, Ltd.	9,000	113,631
Kurita Water Industries, Ltd.	2,900	107,010
Kyocera Corp. (a)	4,400	423,639
KYOWA HAKKO KOGYO COMPANY, LTD. (a)	7,737	75,154
Kyushu Electric Power Company, Inc.	10,400	220,983
Lawson, Inc. (a)	1,600	70,727
LeoPalace21 Corp.	3,300	52,746
Mabuchi Motor Company, Ltd. (a)	600	32,214
Makita Corp.	2,700	113,717
Marubeni Corp.	45,000	401,252
Marui Company, Ltd.	7,100	58,931
Matsushita Electric Industrial Company, Ltd.	49,000	1,115,538

The accompanying notes are an integral part of the financial statements.
97

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Matsushita Electric Works, Ltd.	9,000	$99,032
Mazda Motor Corp. (a)	16,000	83,476
Mediceo Holdings Company, Ltd.	3,800	69,786
Meiji Dairies Corp. (a)	7,000	38,181
Millea Holdings, Inc.	18,600	767,501
Minebea Company, Ltd.	10,000	60,520
Mitsubishi Chemical Holdings Corp., ADR (a)	29,500	209,315
Mitsubishi Corp.	36,100	1,246,481
Mitsubishi Electric Corp.	51,000	577,149
Mitsubishi Estate Company, Ltd.	31,000	835,136
Mitsubishi Gas & Chemicals Company, Inc.	9,000	67,530
Mitsubishi Heavy Industries, Ltd. (a)	87,000	439,044
Mitsubishi Logistc Corp. (a)	3,000	36,938
Mitsubishi Materials Corp.	35,000	167,663
Mitsubishi Motors Corp. * (a)	96,000	170,290
Mitsubishi Rayon Company, Ltd. (a)	12,000	43,369
Mitsubishi UFJ Financial Group, Inc.	274,500	2,806,972
Mitsubishi UFJ Lease & Finance
Company, Ltd.	1,990	92,874
Mitsui & Company, Ltd.	46,000	1,127,964
Mitsui Chemicals, Inc.	15,000	86,084
Mitsui Engineering & Shipbuilding
Company, Ltd.	18,000	65,396
Mitsui Fudosan Company, Ltd.	22,000	545,722
Mitsui Mining & Smelting Company, Ltd.	12,000	40,296
Mitsui O.S.K. Lines, Ltd.	29,000	437,668
Mitsui Sumitomo Insurance Group Holdings,
Inc. *	9,900	389,727
Mitsui Trust Holdings, Inc. (a)	23,000	163,631
Mitsumi Electric Company, Ltd. (a)	1,800	52,248
Mizuho Financial Group, Inc.	258	1,355,834
Mizuho Trust & Banking Company, Ltd.	26,000	48,833
Murata Manufacturing Company, Ltd.	5,900	310,055
Namco Bandai Holdings, Inc.	5,300	68,977
NEC Corp. (a)	59,000	313,413
NEC Electronics Corp. *	700	16,401
NGK INSULATORS, LTD.	7,000	127,955
NGK Spark Plug Company, Ltd. (a)	4,000	49,782
NHK Spring Company, Ltd.	3,000	27,917
Nidec Corp.	2,800	208,499
Nikon Corp. (a)	9,000	286,853
Nintendo Company, Ltd.	2,700	1,485,487
Nippon Building Fund, Inc., REIT	15	199,203
Nippon Electric Glass Company, Ltd.	8,000	155,568
Nippon Express Company, Ltd.	19,000	95,523
NIPPON MEAT PACKERS, Inc. (a)	4,000	52,779
Nippon Mining Holdings, Inc.	22,500	140,865
Nippon Oil Corp.	32,000	231,303
Nippon Paper Group, Inc. (a)	19	54,250
Nippon Sheet Glass Company, Ltd. (a)	16,000	72,093
Nippon Steel Corp. (a)	136,000	850,161
Nippon Telegraph & Telephone Corp.	143	694,517
Nippon Yusen Kabushiki Kaisha (a)	29,000	294,897
NIPPONKOA Insurance Company, Ltd.	18,000	168,867
Nishi-Nippon City Bank, Ltd.	18,000	59,419
Nissan Chemical Industries, Ltd.	4,000	53,956
Nissan Motor Company, Ltd. (a)	59,000	524,407

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Nisshin Seifun Group, Inc.	5,000	$59,476
Nisshin Steel Company (a)	21,000	81,275
Nisshinbo Industries, Inc.	3,000	38,816
Nissin Food Products Company, Ltd. (a)	2,300	83,343
Nitori Company, Ltd.	750	39,272
Nitto Denko Corp.	4,200	199,602
NOK Corp. (a)	2,700	47,945
Nomura Holdings, Inc.	48,600	825,674
Nomura Real Estate Holdings, Inc.	1,000	25,564
Nomura Real Estate Office Fund, Inc.	6	47,809
Nomura Research Institute, Ltd. (a)	2,500	61,895
NSK, Ltd. (a)	11,000	108,831
NTN Corp. (a)	9,000	68,384
NTT Data Corp. (a)	30	124,360
NTT DoCoMo, Inc.	442	704,382
NTT Urban Development Corp.	31	50,873
Obayashi Corp. (a)	16,000	81,654
OBIC Company, Ltd. (a)	150	26,295
Odakyu Electric Railway Company, Ltd. (a)	19,000	124,900
Oji Paper Company, Ltd. (a)	20,000	97,135
Okuma Holdings, Inc.	3,000	35,487
Olympus Optical Company, Ltd.	6,000	195,788
Omron Corp.	5,300	114,627
Ono Pharmaceutical Company, Ltd.	2,600	150,199
Onward Kashiyama Company, Ltd. (a)	3,000	34,775
Oracle Corp. - Japan (a)	1,000	43,256
Oriental Land Company, Ltd. (a)	1,300	78,183
Orix Corp.	2,390	451,611
Osaka Gas Company, Ltd.	56,000	203,453
Otsuka Corp. (a)	400	28,723
Pioneer Electronic Corp. (a)	3,000	25,982
Promise Company, Ltd. (a)	1,700	54,345
Rakuten, Inc.	173	89,109
Resona Holdings, Inc. (a)	165	287,991
Ricoh Company, Ltd.	18,000	331,417
Rohm Company, Ltd.	2,500	163,868
SANKYO Company, Ltd.	1,300	83,238
Santen Pharmaceutical Company, Ltd. (a)	1,800	50,285
Sanyo Electric Company, Ltd. * (a)	39,000	99,516
Sapporo Hokuyo Holdings, Inc.	7	54,515
Sapporo Holdings	6,000	45,532
SBI E*Trade Securities Compnay, Ltd.	36	36,540
SBI Holdings, Inc. (a)	233	68,627
Secom Company, Ltd. (a)	6,100	296,263
Sega Sammy Holdings, Inc.	5,100	52,490
Seiko Epson Corp.	3,000	73,278
Sekisui Chemical Company, Ltd. (a)	11,000	80,658
Sekisui House, Ltd. (a)	12,000	126,921
Seven & I Holdings Company, Ltd. (a)	21,600	631,076
Sharp Corp.	28,000	488,712
Shikoku Electric Power Company, Inc. (a)	4,900	138,977
Shimadzu Corp.	7,000	75,232
Shimamura Company, Ltd. (a)	600	47,866
Shimano, Inc.	1,500	71,713
Shimizu Corp.	14,000	70,916
Shin-Etsu Chemical Company, Ltd.	11,400	718,042

The accompanying notes are an integral part of the financial statements.
98

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Shinko Electric Industries Company, Ltd.	1,600	$23,570
Shinko Securities Company, Ltd.	14,000	50,332
Shinsei Bank, Ltd.	31,000	122,330
Shionogi & Company, Ltd.	9,000	181,417
Shiseido Company, Ltd.	8,000	196,168
Shizuoka Bank, Ltd.	15,000	168,611
Showa Denko K.K. (a)	34,000	103,851
Showa Shell Sekiyu K.K.	4,400	48,124
SMC Corp.	1,400	175,963
SOFTBANK Corp.	21,500	379,544
Sojitz Holdings Corp.	34,400	131,178
Sompo Japan Insurance, Inc.	24,000	259,306
Sony Corp.	27,300	1,367,331
Sony Financial Holdings, Inc. (a)	23	94,033
Square Enix Company, Ltd. (a)	1,800	55,151
Stanley Electric Corp. (a)	3,600	97,325
Sumco Corp.	2,700	69,152
Sumitomo Chemical Company, Ltd. (a)	43,000	314,077
Sumitomo Corp.	28,400	419,454
Sumitomo Electric Industries, Ltd.	20,500	264,660
Sumitomo Heavy Industries, Ltd.	14,000	112,351
Sumitomo Metal Industries, Ltd.	108,000	515,310
Sumitomo Metal Mining Company, Ltd.	15,000	251,707
Sumitomo Mitsui Financial Group, Inc.	175	1,505,644
Sumitomo Realty &
Development Company, Ltd.	11,000	281,730
Sumitomo Rubber Industries, Inc. (a)	4,000	33,011
Sumitomo Titanium Corp. (a)	400	24,018
Sumitomo Trust & Banking Company, Ltd.	32,000	272,889
Suruga Bank, Ltd.	5,000	71,855
Suzuken Company, Ltd.	1,600	61,165
Suzuki Motor Corp. (a)	9,400	260,368
T&D Holdings, Inc. (a)	5,600	372,908
TAIHEIYO CEMENT CORP. (a)	21,000	49,602
Taisei Corp. (a)	22,000	63,650
Taisho Pharmaceuticals Company, Ltd.	4,000	74,862
Taiyo Nippon Sanso Corp. (a)	6,000	51,167
Takashimaya Company, Ltd. (a)	8,000	82,565
Takeda Pharmaceutical Company, Ltd.	23,000	1,333,049
Takefuji Corp. (a)	2,950	55,939
Tanabe Seiyaku Company, Ltd. (a)	5,000	65,026
TDK Corp.	3,100	212,607
Teijin, Ltd.	20,000	75,318
Terumo Corp.	4,700	234,064
The 77th Bank, Ltd.	8,000	50,465
The Bank of Yokohama, Ltd. (a)	33,000	240,723
The Hachijuni Bank, Ltd.	10,000	69,247
The Hiroshima Bank, Ltd.	13,000	66,837
The Japan Steel Works, Ltd.	9,000	186,966
The Tokyo Electric Power Company, Ltd. (a)	33,800	823,999
THK Company, Ltd. (a)	3,400	70,148
Tobu Railway Company, Ltd. (a)	20,000	97,894
Toho Company, Ltd. (a)	3,000	65,737
Toho Gas Co Ltd *	13,000	67,207
Toho Titanium Company, Ltd. (a)	600	13,034
Tohoku Electric Power Company, Inc.	11,300	242,250

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Tokai Rika Company, Ltd.	1,400	$33,267
Tokuyama Corp. (a)	5,000	37,849
Tokyo Broadcasting Company, Ltd.	1,000	22,150
Tokyo Electron, Ltd. (a)	4,700	321,448
Tokyo Gas Company, Ltd.	56,000	213,015
Tokyo Steel Manufacturing Company, Ltd. (a)	2,200	30,489
Tokyo Tatemono Company, Ltd.	7,000	59,562
Tokyu Corp.	31,000	162,910
Tokyu Land Corp.	10,000	71,808
TonenGeneral Sekiyu K.K. (a)	7,000	66,733
Toppan Printing Company, Ltd. (a)	14,000	161,222
Toray Industries, Inc.	39,000	255,635
Toshiba Corp. (a)	85,000	749,051
Tosoh Corp.	12,000	54,980
Toto, Ltd. (a)	7,000	53,785
Toyo Seikan Kaisha, Ltd.	3,800	74,796
Toyo Suisan Kaisha, Ltd. (a)	2,000	43,066
Toyoda Gosei Company, Ltd.	1,400	45,153
Toyota Boshoku Corp. (a)	1,800	48,663
Toyota Industries Corp.	4,500	159,220
Toyota Motor Corp.	72,000	3,667,615
Toyota Tsusho Corp.	5,400	131,645
Trend Micro, Inc. (a)	2,500	87,507
Ube Industries, Ltd.	24,000	90,609
UNI Charm Corp.	900	63,603
UNY Company, Ltd.	4,000	42,003
Ushio, Inc.	2,700	50,122
USS Company, Ltd.	500	33,865
West Japan Railway Company, Ltd.	48	224,929
Yahoo Japan Corp. (a)	430	184,979
Yakult Honsha Company, Ltd. (a)	2,800	73,440
Yamada Denki Company, Ltd. (a)	2,150	167,032
Yamaguchi Financial Group Inc *	6,000	30,620
Yamaha Corp.	4,100	81,479
Yamaha Motor Company, Ltd. (a)	4,800	97,666
Yamato Kogyo Company, Ltd.	1,500	75,128
Yamato Transport Company, Ltd.	11,000	153,282
Yamazaki Baking Company, Ltd.	3,000	31,730
YASKAWA Electric Corp. (a)	5,000	57,200
Yokogawa Electric Corp.	5,000	47,429
		74,271,263
Luxembourg - 0.62%
ArcelorMittal	23,122	2,290,340
Millicom International Cellular SA, ADR *	1,868	218,538
SES, ADR	8,039	212,613
Tenaris SA, ADR	6,960	426,648
		3,148,139
Malaysia - 0.41%
AirAsia BHD *	17,100	5,489
AMMB Holdings BHD	37,800	46,433
Berjaya Sports Toto BHD	16,300	25,909
British American Tobacco Malaysia BHD	3,100	41,620
Bursa Malaysia BHD	7,600	19,821
Commerce Asset Holdings	68,100	199,676
Digi.Com BHD	3,300	26,991

The accompanying notes are an integral part of the financial statements.
99

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Malaysia (continued)
Gamuda BHD	49,500	$37,430
Genting BHD	52,800	100,222
Hong Leong Bank BHD	11,600	22,734
Hong Leong Credit BHD	4,400	6,926
IGB Corp. BHD	13,900	7,508
IJM Corp. BHD	13,600	24,136
IOI Corp. BHD	88,600	203,725
KLCC Property Holdings BHD	8,900	8,351
KNM Group BHD	12,400	26,599
Kuala Lumpur Kepong BHD	13,400	73,204
Lafarge Malayan Cement BHD	7,380	10,022
Malayan Bank BHD	66,250	153,356
Malaysian Airline System BHD *	7,200	7,867
Malaysian Plantations BHD	32,900	31,885
MISC BHD	32,800	96,173
MMC Corp. BHD	12,800	14,064
Petronas Dagangan BHD	5,200	12,920
Petronas Gas BHD	16,800	51,593
PLUS Expressways BHD	33,700	32,036
PPB Group BHD	11,600	40,815
Public Bank BHD	30,000	110,185
Resorts World BHD	85,200	85,726
RHB Capital BHD	6,900	10,755
Sime Darby BHD	64,738	189,818
SP Setia BHD	18,450	22,550
Tanjong PLC	5,000	25,000
Telekom Malaysia, BHD	30,000	28,704
Tenaga Nasional BHD	37,700	82,032
TM International Bhd *	30,000	68,055
UEM World BHD	16,200	17,100
UMW Holdings BHD	12,000	24,259
YTL Corp. BHD	27,300	63,194
YTL Power International BHD	42,540	29,148
		2,084,031
Mexico - 0.95%
Alfa SA de CV	7,800	57,255
America Movil SA de CV, Series L, ADR	10,617	634,578
America Movil SA de CV	292,200	870,963
Axtel SAB de CV, ADR *	21,400	42,905
Banco Compartamos SA de CV, ADR	5,400	22,532
Carso Global Telecom SAB de CV *	12,400	73,813
Carso Infraestructura y Construccion SA de
CV *	7,300	7,074
Cemex SA de CV, SADR *	8,481	241,194
Cemex SA de CV *	119,036	339,239
Coca-Cola Femsa SA de CV	10,100	62,853
Controladora Comercial Mexicana SA de CV	15,200	47,266
Corp. GEO SA de CV, Series B *	10,400	40,674
Desarrolladora Homex SA de CV *	5,500	64,009
Empresas ICA Sociedad
Controladora SA de CV *	13,100	87,971
Fomento Economico Mexicano SA de CV	58,000	272,023
Grupo Aeroportuario del Pacifico SA de CV,
B Shares	12,000	42,513
Grupo Bimbo SA de CV	7,500	49,057
Grupo Carso SA de CV	20,301	90,295

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Mexico (continued)
Grupo Elektra SA de CV	2,500	$98,595
Grupo Financiero Banorte SA de CV	36,242	175,947
Grupo Mexico SA	34,410	257,749
Grupo Modelo SA (a)	16,500	87,955
Grupo Televisa SA, SADR	6,344	166,213
Grupo Televisa SA	35,200	183,577
Industrias Penoles SA de CV	3,400	99,170
Kimberly-Clark de Mexico SA de CV	11,800	55,457
Telefonos de Mexico SA de CV	138,600	286,609
Urbi Desarrollos Urbanos SA de CV *	15,400	58,945
Wal-Mart de Mexico SA de CV, Series V	82,588	365,094
		4,881,525
Netherlands - 1.94%
Aegon NV	39,929	609,762
Akzo Nobel NV	7,231	612,092
ASML Holding NV	11,629	347,909
Corio NV	1,286	112,859
DSM NV	4,161	255,120
Fugro NV (a)	1,719	151,394
Heineken Holding NV	2,933	151,720
Heineken NV	6,645	390,465
ING Groep NV	51,948	1,983,276
Koninklijke (Royal) KPN NV	48,785	887,998
Koninklijke (Royal) Philips Electronics NV	28,878	1,108,797
Koninklijke Ahold NV	33,981	508,306
Randstad Holdings NV	1,829	79,730
Reed Elsevier NV	17,078	318,563
SBM Offshore NV	4,202	166,831
SNS Reaal	3,477	80,004
TNT Post Group NV	10,820	434,128
TomTom NV *	1,860	69,101
Unilever NV	43,330	1,415,960
Wolters Kluwer NV	8,771	247,256
		9,931,271
New Zealand - 0.08%
Auckland International Airport, Ltd.	27,486	46,735
Contact Energy, Ltd.	8,111	60,249
Fletcher Building, Ltd. (a)	14,452	90,592
Sky City Entertainment Group, Ltd.	12,760	37,493
Telecom Corp. of New Zealand, Ltd.	52,147	164,256
		399,325
Norway - 0.77%
Acergy SA	5,894	153,020
Aker Kvaerner ASA	4,157	117,291
Den Norske Bank ASA	20,200	290,517
Lighthouse Caledonia ASA *	530	609
Norsk Hydro ASA	19,617	311,344
Orkla ASA	21,902	315,853
Petroleum Geo-Services ASA *	4,310	126,886
ProSafe ASA *	5,550	59,267
Prosafe Production Public Ltd *	5,550	39,584
Renewable Energy Corp. ASA *	5,179	153,738
Statoil ASA (a)	34,140	1,324,500
Storebrand ASA	12,581	120,052
Telenor ASA	24,000	520,809

The accompanying notes are an integral part of the financial statements.
100

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Norway (continued)
Yara International ASA	5,400	$409,476
		3,942,946
Peru - 0.09%
Cia de Minas Buenaventura SA	946	61,681
Compania de Minas Buenaventura SA, ADR	1,366	89,883
Credicorp SA	800	66,560
Credicorp, Ltd., ADR	967	80,706
Minsur SA	9,795	30,969
Southern Peru Copper Corp.	889	97,443
Volcan Compania Minera SA, CMN Series B	11,211	23,631
		450,873
Philippines - 0.06%
Ayala Corp.	3,853	31,033
Ayala Land, Inc.	118,600	29,132
Banco De Oro	7,314	8,440
Bank of the Philippine Islands	24,640	29,839
Globe Telecommunications, Inc.	690	20,338
International Container Terminal Services, Inc.	20,878	15,981
Jollibee Foods Corp.	9,000	8,945
Manila Electric Company	9,142	12,847
Megaworld Corp.	213,952	9,582
Metropolitan Bank & Trust Company	12,800	11,406
Philippine Long Distance Telephone Company	1,290	76,784
PNOC Energy Development Corp.	132,801	16,993
SM Investments Corp.	3,594	20,530
SM Prime Holdings, Ltd.	84,941	15,527
		307,377
Poland - 0.33%
Agora SA	1,018	16,530
Bank BPH SA *	202	7,455
Bank Millennium SA	6,911	27,577
Bank Pekao SA	3,137	273,796
Bank Zachodni WBK SA	511	38,659
Bioton SA *	27,293	8,687
Boryszew SA *	550	1,484
BRE Bank SA *	206	38,962
Cersanit-Krasnystaw SA *	1,690	15,670
Computerland SA	160	1,565
Echo Investment SA *	5,790	17,228
Getin Holding SA *	4,094	23,418
Globe Trade Centre SA *	4,447	76,929
Grupa Lotos SA	578	8,930
KGHM Polska Miedz SA	3,699	175,927
Orbis SA	661	16,466
PBG SA *	223	32,713
Polimex Mostostal SA	10,270	31,221
Polish Oil & Gas Company	41,373	77,488
Polski Koncern Naftowy Orlen SA *	8,807	162,916
Powszechna Kasa Oszczednosci Bank
Polski SA	14,682	341,017
Softbank SA	1,956	56,846
Telekomunikacja Polska SA	19,082	180,543
TVN SA	3,638	31,467
		1,663,494

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Portugal - 0.21%
Banco BPI, SA	7,002	$34,314
Banco Comercial dos Acores, SA (a)	55,357	140,809
Banco Espirito Santo SA	5,756	103,787
Brisa Auto Estrada, SA	6,945	98,971
Cimpor-Cimentos De Portugal, SA	5,417	49,217
Electricidade de Portugal SA	51,362	323,621
Portugal Telecom, SGPS, SA	20,182	246,789
PT Multimedia.com, SGPS, SA (a)	5,671	61,670
Sonae, SGPS, SA (a)	18,991	31,023
		1,090,201
Russia - 2.07%
AFK Sistema, Reg. S, Spons. GDR	2,264	79,693
Comstar United Telesystems, GDR *	3,812	41,894
JSC MMC Norilsk Nickel, ADR	24,250	713,192
Lukoil Oil Company, ADR	13,876	1,536,767
Mechel Steel Group, ADR *	2,721	156,784
Mobile Telesystems, SADR	5,619	492,224
NovaTek OAO, ADR	1,912	179,728
Novolipetsk Steel, ADR	6,267	300,816
OAO Gazprom, SADR	70,084	4,233,074
Polyus Gold Company ZAO, SADR	1,815	110,715
RAO Unified Energy System, SADR (a)	3,415	358,575
Rostelecom, ADR (a)	1,442	97,335
Sberbank, ADR	2,294	830,428
Severstal, ADR	4,900	128,870
Sibirtelecom, ADR	106	7,632
Surgutneftegaz, ADR (a)	21,625	261,230
Tatneft, ADR	1,933	305,897
UralsvyAzinform, ADR	1,471	15,593
VolgaTelecom, ADR	1,172	10,431
VTB Bank OJSC, GDR (a)	26,491	216,167
Vympel Communicatii, SADR	13,007	458,757
Wimm-Bill-Dann Foods OJSC, ADR *	441	55,160
		10,590,962
Singapore - 0.84%
Ascendas, REIT *	33,000	59,381
Capitacommercial *	24,000	39,661
Capitaland, Ltd.	51,000	245,345
CapitaMall Trust *	36,000	87,518
City Developments, Ltd.	14,000	117,014
ComfortDelGro Corp., Ltd.	63,000	74,496
Cosco Corp. Singapore, Ltd.	20,000	50,237
DBS Group Holdings, Ltd.	31,000	443,979
Fraser and Neave, Ltd.	25,000	90,522
Genting International PLC *	58,000	25,985
Golden Agri-Resources, Ltd.	133,000	105,497
Jardine Cycle and Carriage, Ltd. (a)	4,147	49,890
Keppel Corp., Ltd.	32,210	286,721
Keppel Land, Ltd. (a)	9,000	35,232
Neptune Orient Lines, Ltd. (a)	17,000	50,692
Olam International, Ltd.	16,500	37,931
Oversea-Chinese Banking Corp., Ltd.	68,000	433,006
Parkway Holdings, Ltd. (a)	15,649	32,642
SembCorp Industries, Ltd.	30,000	105,321
SembCorp Marine, Ltd.	28,600	96,835

The accompanying notes are an integral part of the financial statements.
101

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Singapore (continued)
Singapore Airlines, Ltd.	15,140	$177,025
Singapore Exchange, Ltd. (a)	23,000	135,816
Singapore Press Holdings, Ltd.	42,000	132,026
Singapore Technologies Engineering, Ltd.	39,000	91,087
Singapore Telecommunications, Ltd.	221,950	621,079
United Overseas Bank, Ltd.	33,000	489,104
United Overseas Land, Ltd.	18,000	51,559
Venture Corp., Ltd. (a)	6,000	44,156
Wilmar International, Ltd.	17,000	69,421
Yanlord Land Group, Ltd. (a)	11,000	17,451
		4,296,629
South Africa - 1.22%
ABSA Group, Ltd.	8,122	91,261
African Bank Investments, Ltd.	14,629	47,102
African Rainbow Minerals, Ltd.	2,661	104,726
Anglo Platinum, Ltd.	1,803	313,959
AngloGold Ashanti, Ltd.	5,240	197,294
Aspen Pharmacare Holdings, Ltd. *	4,549	19,621
Aveng, Ltd.	8,562	73,420
Barloworld, Ltd.	5,005	67,742
Bidvest Group, Ltd. *	6,269	88,357
Discovery Holdings, Ltd., ADR	1	3
FirstRand, Ltd.	66,599	128,660
Foschini, Ltd.	4,844	21,638
Gold Fields, Ltd.	17,655	226,800
Harmony Gold Mining Company, Ltd. *	8,392	99,810
Hulamin, Ltd.	83	255
Impala Platinum Holdings, Ltd.	14,811	632,615
Imperial Holdings, Ltd. *	4,211	29,330
Investec, Ltd.	4,018	28,018
Kumba Iron Ore, Ltd.	1,848	82,571
Kumba Resources, Ltd.	2,815	58,266
Liberty Group, Ltd. *	2,755	26,495
Massmart Holdings, Ltd.	4,714	43,359
Mittal Steel South Africa, Ltd.	4,928	161,908
MTN Group, Ltd.	42,162	843,268
Murray & Roberts Holdings, Ltd.	7,152	82,712
Naspers, Ltd.	9,667	225,501
Nedbank Group, Ltd.	4,908	64,262
Network Healthcare Holdings, Ltd. *	29,089	31,768
Pick'n Pay Stores, Ltd.	4,684	18,270
Pretoria Portland Cement Company, Ltd.	13,256	61,757
Remgro, Ltd.	12,243	337,882
Reunert, Ltd.	4,168	30,400
RMB Holdings, Ltd.	8,128	25,337
Sanlam, Ltd.	53,995	136,952
Sappi, Ltd.	5,068	72,498
Sasol, Ltd.	16,400	1,019,443
Shoprite Holdings, Ltd.	10,263	56,648
Standard Bank Group, Ltd.	32,223	351,905
Steinhoff International Holdings, Ltd. *	23,609	60,812
Telkom SA, Ltd.	7,148	128,695
Tiger Brands, Ltd.	3,884	80,036
Truworths International, Ltd.	10,796	32,505
Woolworths Holdings, Ltd.	18,895	28,060
		6,231,921

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea - 2.54%
Amorepacific Corp.	90	$54,259
Asiana Airlines (a)	676	3,793
Cheil Industries, Inc.	1,170	60,428
CJ CheilJedang Corp. *	238	61,577
Daegu Bank	4,210	62,125
Daelim Industrial Company (a)	820	98,316
Daewoo Engineering & Construction
Company, Ltd.	4,569	79,843
Daewoo International Corp.	1,220	53,535
Daewoo Securities Company, Ltd.	3,770	78,873
Daewoo Shipbuilding & Marine Engineering
Company, Ltd.	2,760	125,400
DC Chemical Company, Ltd. (a)	270	103,014
Dongbu Insurance Company, Ltd.	1,320	54,015
Dongkuk Steel Mill Company, Ltd.	610	27,745
Doosan Corp. * (a)	310	63,803
Doosan Heavy Industries and Construction
Company, Ltd. (a)	810	96,330
Doosan Infracore Company, Ltd. (a)	1,480	48,565
GS Engineering & Construction Corp.	1,000	125,722
GS Holdings Corp.	510	23,766
Hana Financial Group, Inc.	3,450	144,022
Hanjin Heavy Industries & Construction
Company, Ltd.	781	39,958
Hanjin Shipping Company, Ltd.	1,400	63,812
Hankook Tire Company, Ltd.	2,360	33,909
Hanwha Chem Corp. (a)	1,200	14,504
Hanwha Corp.	1,150	46,668
Hite Brewery Company, Ltd. (a)	330	37,163
Honam Petrochemical Corp.	370	31,682
Hynix Semiconductor, Inc. *	8,550	257,318
Hyosung Corp.	310	23,715
Hyundai Department Store Company, Ltd.	350	34,998
Hyundai Development Company	1,810	110,528
Hyundai Engineering & Construction
Company, Ltd. (a)	1,340	114,350
Hyundai Heavy Industries (a)	1,070	389,544
Hyundai Mipo Dockyard	360	84,229
Hyundai Mobis	1,630	145,269
Hyundai Motor Company, Ltd.	4,190	341,692
Hyundai Securities Company, Ltd. (a)	4,428	58,679
Hyundai Steel Company	1,140	91,528
Industrial Bank of Korea	2,900	52,226
Kangwon Land, Inc.	2,740	64,906
KCC Corp.	100	48,493
Kia Motors Corp. *	6,270	74,262
Kookmin Bank, SADR	4,474	279,401
Kookmin Bank	5,057	313,715
Korea Electric Power Corp. (a)	6,823	220,909
Korea Exchange Bank	5,670	84,495
Korea Gas Corp.	780	59,747
Korea Investment Holdings Company, Ltd.	1,010	46,330
Korea Line Corp. (a)	240	47,532
Korea Zinc Company, Ltd. (a)	290	37,022
Korean Air Lines Company, Ltd. (a)	937	47,757
KT Corp. (a)	3,590	160,845
KT Freetel Company, Ltd. * (a)	2,180	61,376

The accompanying notes are an integral part of the financial statements.
102

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
KT&G Corp.	2,960	$256,904
Kumho Industrial Company, Ltd.	960	30,197
LG Chem, Ltd.	1,653	157,108
LG Corp.	2,520	196,942
LG Dacom Corp.	830	16,922
LG Electronics, Inc. (a)	2,580	358,177
LG Household & Health Care, Ltd.	350	73,394
LG Philips LCD Company, Ltd., ADR (a)	2,120	46,725
LG Philips LCD Company, Ltd.	1,996	88,169
LG Telecom, Ltd.	5,209	45,311
Lotte Confectionery Company, Ltd.	20	22,523
Lotte Shopping Company, Ltd.	260	87,588
LS Cable, Ltd.	500	47,376
Mirae Asset Securities Company, Ltd.	595	70,472
NHN Corp. *	1,048	216,814
POSCO, SADR	4,007	547,557
POSCO	1,620	879,161
Pusan Bank	4,290	62,264
Samsung Card Company, Ltd.	1,190	60,999
Samsung Corp.	3,647	243,240
Samsung Electro-Mechanics Company, Ltd.	1,930	89,937
Samsung Electronics Company, Ltd., GDR (g)	170	60,350
Samsung Electronics Company, Ltd.	2,953	2,124,337
Samsung Engineering Company, Ltd.	630	58,043
Samsung Fire & Marine
Insurance Company, Ltd.	1,020	221,319
Samsung Heavy Industries Company, Ltd. (a)	4,971	206,793
Samsung SDI Company, Ltd. *	900	69,637
Samsung Securities Company, Ltd.	1,540	110,486
Samsung Techwin Company, Ltd.	1,110	65,627
Shinhan Financial Group Company, Ltd.	9,210	460,478
Shinsegae Company, Ltd. (a)	400	232,222
SK Corp.	1,003	157,746
SK Energy Company, Ltd.	1,386	172,232
SK Networks Company, Ltd. *	2,740	50,408
SK Telecom Company, Ltd.	477	94,238
S-Oil Corp.	920	66,005
STX Pan Ocean Co Ltd	20,600	52,697
STX Shipbuilding Company, Ltd.	1,620	63,853
Taihan Electric Wire Company, Ltd. (a)	900	39,755
Tong Yang Investment Bank	2,121	29,548
Woongjin Coway Company, Ltd.	1,690	49,713
Woori Finance Holdings Company, Ltd.	3,910	73,451
Woori Investment & Securities Company, Ltd. (a)	3,040	64,486
		13,004,897
Spain - 2.91%
Abertis Infraestructuras SA	6,274	199,705
Abertis Infraestructuras SA *	314	0
Acciona SA	668	189,921
Acerinox SA (a)	3,695	97,839
ACS Actividades SA	5,155	311,493
Banco Bilbao Vizcaya Argentaria SA	94,708	2,111,410
Banco de Sabadell SA (a)	24,418	246,924
Banco Popular Espanol SA (a)	23,516	379,752
Banco Santander Central Hispano SA	168,337	3,506,710
Bankinter SA, ADR	7,018	101,976

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Spain (continued)
Cintra Concesiones de Infraestructuras de
Transporte SA	4,831	$74,332
Corporacion Mapfre SA (a)	12,420	67,242
Criteria Caixacorp SA *	20,090	138,147
Enagas	4,949	157,453
Fomento de Construcciones SA	1,046	72,269
Gamesa Corporacion Tecno SA	3,973	205,642
Gas Natural SDG SA	2,793	161,729
Gestevision Telecinco SA (a)	2,563	39,874
Grifols S.A.	3,400	97,645
Grupo Ferrovial SA	1,484	116,822
Iberdrola Renovables *	23,417	167,947
Iberdrola SA	93,297	1,346,962
Iberia Lineas Aereas de Espana SA	11,209	36,795
Indra Sistemas SA	2,819	76,968
Industria de Diseno Textil SA	6,082	299,191
Promotora de Informaciones SA	1,526	25,118
Red Electrica De Espana	2,501	177,037
Repsol YPF SA	19,484	806,305
Sacyr Vallehermoso SA (a)	2,184	78,352
Telefonica SA	115,591	3,317,875
Union Fenosa SA	2,659	172,998
Zardoya Otis SA (a)	2,802	85,179
		14,867,612
Sweden - 1.56%
Alfa Laval AB	2,300	161,178
Assa Abloy AB - Series B	7,600	131,722
Atlas Copco AB, Series A, ADR	17,048	301,867
Atlas Copco AB, Series B, ADR	9,177	148,732
Boliden AB	7,000	79,035
Electrolux AB, Series B	6,123	88,266
Ericsson LM, Series B	400,000	1,087,909
Getinge AB, Series B	4,000	108,658
Hennes & Mauritz AB, B shares	12,850	709,903
Holmen AB, Series B	1,300	44,305
Husqvarna AB, B Shares	6,593	67,847
Investor AB, B shares	12,200	303,450
Lundin Petroleum AB, Series A *	5,696	88,043
Modern Times Group AB, Series B	1,310	91,365
Nordea Bank AB	56,000	909,924
Sandvik AB	26,036	446,914
Scania AB, Series B	8,800	173,419
Securitas AB, B Shares	7,800	97,492
Skandinaviska Enskilda Banken AB, Series A	11,800	267,444
Skanska AB, Series B	9,000	153,737
SKF AB, B Shares	9,600	179,985
SSAB Svenskt Stal AB, Series A	4,300	149,054
SSAB Svenskt Stal AB, Series B	2,150	67,182
Svenska Cellulosa AB, ADR	13,400	214,941
Svenska Handelsbanken AB, Series A	12,700	353,454
Swedbank AB, A shares	9,600	237,180
Swedish Match AB	6,500	138,384
Tele2 AB, Series B	7,196	153,802
Teliasonera AB	61,500	558,579
Volvo AB, Series A	456	6,972

The accompanying notes are an integral part of the financial statements.
103

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Sweden (continued)
Volvo AB, Series B	28,500	$451,212
		7,971,955
Switzerland - 4.82%
ABB, Ltd. *	58,772	1,909,350
Actelion, Ltd. *	2,826	154,417
Adecco SA	3,751	213,957
Baloise Holding AG	1,365	155,327
Compagnie Financiere
Richemont AG, Series A *	14,658	913,444
Credit Suisse Group AG	27,938	1,423,370
EFG International, ADR (a)	1,732	64,893
Geberit AG, ADR	1,169	198,301
Givaudan AG	187	181,214
Holcim, Ltd. (a)	5,920	553,802
Julius Baer Holding AG	5,641	461,672
Kuehne & Nagel International AG	1,599	171,061
Lindt & Spruengli AG, ADR	28	88,654
Logitech International SA *	5,026	164,632
Lonza Group AG	1,320	182,881
Nestle SA	10,455	5,140,981
Nobel Biocare Holding AG, Series BR	3,430	135,258
Novartis AG	61,700	3,241,137
Pargesa Holding SA, ADR	539	66,557
Phonak Holding AG	1,398	127,091
Roche Holdings AG - Genusschein	18,688	3,222,100
Schindler Holding AG	1,653	133,461
Societe Generale de Surveillance Holdings AG	138	207,348
Straumann Holding AG	280	76,632
Sulzer AG	910	122,323
Swatch Group AG, BR shares	880	246,333
Swatch Group AG	1,719	90,053
Swiss Life Holding *	1,015	285,583
Swiss Re	9,861	765,889
Swisscom AG	627	218,976
Syngenta AG	2,916	888,299
Synthes AG	1,667	234,476
UBS AG *	58,278	1,403,481
Unaxis Holding AG *	215	72,715
Zurich Financial Services AG	3,872	1,135,873
		24,651,541
Taiwan - 1.79%
Acer Sertek, Inc.	55,720	115,648
Advanced Semiconductor Engineering, Inc.	91,651	96,167
Advantech Company, Ltd.	5,250	13,642
Asia Cement Corp.	35,640	66,234
Asia Optical Company, Inc.	4,039	10,230
Asustek Computer, Inc.	74,183	213,994
AU Optronics Corp.	164,687	316,352
BenQ Corp. *	30,000	26,890
Catcher Technology Company, Ltd.	11,700	40,409
Cathay Financial Holdings Company, Ltd.	135,000	345,027
Cathay Real Estate Development
Company, Ltd.	18,000	12,374
Chang Hwa Commercial Bank, Ltd.	82,000	66,621
Cheng Shin Rubber Industry Company, Ltd.	16,840	28,803
Cheng Uei Precision Industry Company, Ltd.	7,250	16,335

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Chi Mei Optoelectronics Corp.	99,480	$135,631
China Airlines, Ltd.	24,716	12,926
China Development Financial Holdings Corp.	218,880	93,234
China Motor Company, Ltd.	11,055	8,672
China Steel Corp.	196,520	336,130
Chinatrust Finance Holding Company, Ltd. *	163,000	166,206
Chunghwa Picture Tubes, Ltd. *	135,000	45,293
Chunghwa Telecom Company, Ltd. *	115,818	287,240
CMC Magnetics Corp. *	65,000	21,808
Compal Communications, Inc.	4,200	7,902
Compal Electronics, Inc.	72,345	80,431
Delta Electronics, Inc.	34,500	98,500
D-Link Corp.	11,424	18,976
E.Sun Financial Holding Company, Ltd. *	61,000	34,411
Epistar Corp.	8,858	24,183
Eternal Chemical Company, Ltd.	11,200	12,599
EVA Airways Corp. *	24,000	14,052
Evergreen Marine Corp.	28,000	24,637
Everlight Electronics Company, Ltd.	2,000	7,072
Far Eastern Department Stores Company, Ltd.	6,000	9,019
Far Eastern Textile, Ltd.	63,770	99,215
Far EasTone Telecommunications Company,
Ltd.	28,463	49,432
Firich Enterprises Company, Ltd.	1,000	7,055
First Financial Holding Company, Ltd.	101,800	120,712
Formosa Chemicals & Fibre Corp.	68,000	162,160
Formosa Petrochemical Corp.	44,000	125,913
Formosa Plastic Corp.	95,000	268,107
Formosa Taffeta Company, Ltd.	19,000	20,999
Foxconn Technology Company, Ltd.	10,200	59,216
Fubon Group Company, Ltd.	83,000	98,829
Fuhwa Financial Holdings Company, Ltd. *	165,825	154,360
HannStar Display Corp. *	98,532	42,781
High Tech Computer Corp.	10,400	276,745
Hon Hai Precision Industry Company, Ltd.	126,719	716,916
Hua Nan Financial Holdings Company, Ltd.	79,000	72,758
InnoLux Display Corp.	47,713	133,399
Inotera Memories, Inc.	74,780	50,916
Inventec Appliances Corp.	4,200	8,662
Inventec Company, Ltd.	33,600	20,778
KGI Securities Company, Ltd.	23,000	18,232
Kinsus Interconnect Technology Corp.	5,500	14,382
Largan Precision Company, Ltd.	2,040	25,498
Lite-On Technology Corp.	43,877	51,956
Macronix International Company, Ltd.	66,142	31,546
MediaTek, Inc.	19,850	248,109
Mega Financial Holding Company, Ltd.	206,000	161,266
Mitac International	23,742	20,343
Mosel Vitelic, Inc.	20,600	17,888
Motech Industries, Inc.	2,425	20,659
Nan Ya Plastics Corp.	120,000	278,271
Nan Ya Printed Circuit Board Corp.	4,105	22,887
Nanya Technology Corp.	56,347	32,620
Novatek Microelectronics Corp., Ltd.	10,179	39,508
Pan-International Industrial Company, Ltd.	2,000	3,835
Polaris Securities Company, Ltd. *	42,299	26,435

The accompanying notes are an integral part of the financial statements.
104

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Pou Chen Corp.	43,774	$42,691
Powerchip Semiconductor Corp.	170,386	67,814
Powertech Technology, Inc.	10,050	39,834
President Chain Store Corp.	11,000	41,609
ProMOS Technologies, Inc.	139,000	33,422
Quanta Computer, Inc.	44,820	70,764
Realtek Semiconductor Corp.	8,925	26,979
Richtek Technology Corp.	1,000	9,374
Shin Kong Financial Holding Company, Ltd.	84,563	73,292
Siliconware Precision Industries Company	62,045	104,082
Sino-American Silicon Products, Inc.	1,000	5,477
SinoPac Holdings Company, Ltd.	144,000	65,364
Synnex Technology International Corp.	17,750	46,416
Taishin Financial Holdings Company, Ltd. *	103,000	48,109
Taiwan Cellular Corp.	41,802	77,549
Taiwan Cement Corp.	61,590	103,319
Taiwan Cooperative Bank	51,000	55,610
Taiwan Fertilizer Company, Ltd.	16,000	77,363
Taiwan Glass Industrial Corp.	19,248	23,932
Taiwan Secom Company, Ltd.	5,000	11,167
Taiwan Semiconductor
Manufacturing Company, Ltd.	539,289	1,163,652
Tatung Company, Ltd. *	88,000	49,207
Teco Electric & Machinery Company, Ltd.	47,000	27,904
Transcend Information, Inc.	2,000	6,236
Tripod Technology Corp.	7,980	28,873
Tung Ho Steel Enterprise Corp.	6,000	12,532
U-Ming Marine Transport Corp.	11,000	35,531
Unimicron Technology Corp.	17,340	23,812
Uni-President Enterprises Corp.	67,240	94,992
United Microelectronics Corp.	285,866	177,714
Vanguard International Semiconductor Corp.	19,188	13,633
Via Technologies, Inc. *	23,000	13,315
Wafer Works Corp.	1,000	4,605
Walsin Lihwa Corp.	60,000	27,038
Wan Hai Lines, Ltd.	28,000	24,959
Winbond Electronics Corp.	76,000	19,999
Wintek Corp. *	25,000	20,476
Wistron Corp.	23,317	39,882
Ya Hsin Industrial Company, Ltd. *	18,000	0
Yageo Corp.	55,000	17,946
Yang Ming Marine Transport Corp.	24,191	18,500
Yulon Motor Company, Ltd.	15,223	18,251
Zinwell Corp.	1,000	3,931
		9,177,191
Thailand - 0.21%
Advanced Info Service PCL	23,609	70,838
Airports of Thailand PCL	8,700	14,324
Bangkok Bank PCL, Foreign Shares	19,100	79,351
Bangkok Bank PCL	9,000	36,836
Bank of Ayudhya PCL *	31,500	25,931
Banpu PCL, Reg.	2,600	39,046
BEC World PCL	18,400	16,987
C.P. Seven Eleven PCL	49,000	16,587
Electricity Generating PCL, Foreign Shares	3,400	9,155
IRPC PCL	254,154	39,107

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Thailand (continued)
Kasikornbank PCL - Foreign Shares	28,400	$73,851
Kasikornbank PCL	2,600	6,801
Krung Thai Bank PCL	57,000	15,612
Land & Houses PCL, Foreign Shares	42,300	11,455
PTT Aromatics & Refining PCL	17,600	14,895
PTT Chemical PCL	6,700	22,680
PTT Exploration & Production PCL	30,706	176,705
PTT PCL, Foreign Shares	22,482	232,465
Ratchaburi Electricity Generating Holding PCL	5,900	8,170
Siam Cement PCL, Foreign Shares	6,100	38,671
Siam Cement PCL	3,000	18,649
Siam Commercial Bank PCL	26,128	72,366
Thai Oil Public Company, Ltd.	9,200	18,120
TMB Bank PCL *	714,200	28,792
		1,087,394
Turkey - 0.23%
Adana Cimento Sanayii Turk Anonim Sirketi,
Class A	430	1,644
Akbank AS (a)	22,651	100,357
Aksigorta AS	2,924	12,595
Anadolu Efes Biracilik Ve Malt Sanayii AS (a)	5,306	49,629
Arcelik AS	2,378	9,951
Asya Katilim Bankasi AS *	1,457	9,922
Dogan Sirketler Grubu Holdings AS *	12,411	14,562
Dogan Yayin Holding AS *	5,141	8,985
Enka Insaat ve Sanayi AS	6,384	76,474
Eregli Demir ve Celik Fabrikalari TAS (a)	14,423	92,303
Ford Otomotiv Sanayi AS	1,674	15,108
HACI Omer Sabanci Holdings, AS	11,671	44,432
KOC Holdings AS *	9,504	26,825
Migros Turk TAS	2,316	38,765
Petkim Petrokimya Holding AS *	1,680	9,993
Tofas Turk Otomobil Fabrik AS	3,007	11,694
Tupras Turkiye Petrol Rafine AS (a)	3,246	81,230
Turk Sise ve Cam Fabrikalari AS *	7,938	11,072
Turkcell Iletisim Hizmetleri AS, ADR	3,371	65,431
Turkcell Iletisim Hizmetleri AS	17,555	138,274
Turkiye Garanti Bankasi AS *	26,445	121,506
Turkiye Halk Bankasi AS	7,832	47,231
Turkiye Is Bankasi AS	24,276	100,387
Turkiye Vakiflar Bankasi Tao	18,789	32,374
Yapi ve Kredi Bankasi AS *	17,795	42,633
		1,163,377
United Kingdom - 14.97%
3i Group PLC	10,976	192,529
AbitibiBowater, Inc. *	444	5,251
Alliance & Leicester PLC	5,842	49,212
AMEC PLC	8,369	138,345
Anglo American PLC	35,482	2,403,067
Antofagasta PLC	7,037	96,114
Associated British Foods PLC	9,476	161,712
AstraZeneca Group PLC	38,993	1,703,169
Astro All Asia Networks PLC, GDR	11,900	13,075
Aviva PLC	71,755	896,189
BAE Systems PLC	97,311	873,700

The accompanying notes are an integral part of the financial statements.
105

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Barclays PLC	178,623	$1,326,879
Berkeley Group Holdings PLC *	1,981	31,864
BG Group PLC	88,938	2,230,405
BHP Billiton PLC	58,704	2,225,729
BICC PLC	13,652	115,948
BP PLC	502,099	6,047,217
British Airways PLC	14,626	67,361
British American Tobacco PLC	40,441	1,512,469
British Energy Group PLC	29,494	428,837
British Land Company PLC	14,243	225,994
British Sky Broadcasting Group PLC	32,113	345,417
BT Group PLC	212,537	934,652
Bunzl PLC	8,321	116,453
Burberry Group PLC	11,012	109,068
Cable & Wireless PLC	67,609	220,042
Cadbury PLC	37,665	502,871
Cairn Energy PLC *	3,480	232,036
Capita Group PLC	17,700	237,194
Carnival PLC	4,892	185,865
Carphone Warehouse	8,921	41,926
Centrica PLC	102,896	598,741
Cobham PLC	34,914	146,276
Compass Group PLC	50,011	371,500
Daily Mail and General Trust PLC	7,598	61,219
Diageo PLC	69,285	1,351,880
Enterprise Inns PLC	12,592	116,486
Eurasian Natural Resources Corp. *	9,579	276,846
FirstGroup PLC	10,775	113,018
Friends Provident Ethical Investment
Trust PLC	56,810	136,280
GKN PLC	17,571	101,374
GlaxoSmithKline PLC	145,490	3,209,120
Group 4 Securicor PLC	33,728	150,494
Hammerson PLC	8,715	157,961
Hays PLC	34,831	70,722
HBOS PLC	109,437	867,134
Home Retail Group	20,993	97,413
HSBC Holdings PLC	315,642	5,330,301
ICAP PLC	14,665	178,947
IMI PLC	8,607	87,464
Imperial Tobacco Group PLC	18,541	743,739
Inchcape PLC	10,647	92,061
Intercontinental Hotels Group PLC	7,155	117,922
International Power PLC	41,027	361,247
Invensys PLC *	24,677	157,524
Investec PLC	10,414	72,305
ITV PLC	73,440	85,686
J Sainsbury PLC	27,815	192,019
Johnson Matthey PLC	6,019	240,249
Kazakhmys PLC	5,446	182,317
Kingfisher PLC	59,701	162,255
Ladbrokes PLC	19,221	119,460
Land Securities Group PLC	12,666	354,272
Legal & General Group PLC	175,075	415,474
Liberty International PLC	6,206	108,490
Lloyds TSB Group PLC	150,356	1,143,706

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Logicacmg PLC	39,107	$94,122
London Stock Exchange Group PLC	3,743	76,147
Lonmin PLC, ADR	4,157	284,588
Magnitogorsk Iron & Steel Works	12,256	203,450
Man Group PLC, ADR	47,738	587,244
Marks & Spencer Group PLC (a)	44,518	335,106
Meggitt PLC	16,791	80,991
Mitchells & Butlers PLC	12,804	82,431
Mondi PLC	8,401	59,910
National Express Group PLC	2,863	51,807
National Grid PLC	69,707	1,030,096
Next Group PLC	5,347	122,548
Old Mutual PLC	142,797	330,954
Pearson PLC	22,246	300,758
Persimmon PLC	7,320	69,818
Pharmstandard * (a)	4,494	130,326
PIK Group *	5,524	172,901
Prudential PLC	67,671	891,429
Punch Taverns PLC	6,595	72,505
Reckitt Benckiser PLC	16,547	974,816
Reed Elsevier PLC	30,077	378,926
Rentokil Initial PLC	43,925	86,794
Rexam PLC	19,391	170,260
Rio Tinto PLC	26,538	3,183,061
Rolls-Royce Group PLC *	51,514	431,391
Rolls-Royce Group PLC *	4,246,054	8,411
Rosneft Oil Company, GDR *	19,280	234,252
Royal & Sun Alliance PLC	87,579	237,848
Royal Bank of Scotland Group PLC	277,922	1,257,974
Royal Dutch Shell PLC, A Shares	94,706	4,033,467
Royal Dutch Shell PLC, B Shares	73,396	3,060,463
SABMiller PLC	23,596	607,637
Schroders PLC	2,594	53,954
Scottish & Southern Energy PLC	24,098	702,670
Segro PLC, REIT	11,045	91,124
Serco Group PLC	15,067	133,261
Severn Trent PLC	6,985	201,599
Shire, Ltd.	14,876	253,718
Smith & Nephew PLC	25,925	278,086
Smiths Group PLC	11,417	227,516
Stagecoach Group PLC	11,332	52,078
Standard Chartered PLC	37,790	1,404,340
Standard Life PLC	60,487	300,745
Tate & Lyle PLC	12,176	111,794
Taylor Woodrow PLC	28,017	47,174
Tesco PLC	209,808	1,721,036
The Sage Group PLC	37,706	168,057
Thomas Cook Group PLC	12,376	60,676
Thomson Reuters PLC *	5,637	181,900
Tomkins PLC	20,945	74,993
TUI Travel PLC	17,477	84,560
Tullow Oil PLC	19,389	341,828
Unilever PLC	34,922	1,155,948
United Business Media PLC	5,955	72,606
United Utilities PLC	24,100	357,332
Vedanta Resources PLC	3,829	189,925

The accompanying notes are an integral part of the financial statements.
106

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Vodafone Group PLC	1,413,106	$4,541,738
Whitbread PLC	4,667	118,519
William Hill PLC	8,998	67,553
William Morrison Supermarket PLC	64,303	372,580
Wolseley PLC	18,462	201,143
WPP Group PLC (a)	30,129	364,959
Xstrata PLC	16,854	1,331,771
		76,550,106
United States - 0.03%
Southern Copper Corp.	1,400	154,322
TOTAL COMMON STOCKS (Cost $396,468,468)		$481,716,057

PREFERRED STOCKS - 1.64%

Brazil - 1.32%
Aracruz Celulose SA (i)	5,400	48,339
Banco Bradesco SA (i)	40,450	977,366
Banco do Estado do Rio Grande do Sul (i)	8,516	63,353
Banco Itau Holding Financeira SA (i)	27,700	859,356
Bradespar SA * (i)	3,600	108,011
Brasil Telecom Participacoes SA (i)	800	13,206
Brasil Telecom SA (i)	6,301	76,976
Braskem SA, A Shares (i)	6,600	53,725
Centrais Eletricas Brasileiras SA * (i)	2,200	36,520
Cia Brasileira de Distribuicao Grupo Pao de
Acucar (i)	920	22,026
Cia de Bebidas das Americas (i)	2,214	154,361
Cia Energetica de Minas Gerais (i)	3,098	72,436
Cia Energetica de Sao Paulo * (i)	4,335	82,089
Cia Paranaense de Energia * (i)	3,900	71,406
Cia Vale do Rio Doce (i)	28,882	965,279
Companhia de Bebidas das Americas, ADR * (a)(i)	2,653	182,182
Duratex SA (i)	1,800	40,947
Eletropaulo Metropolitana de Sao Paulo SA (i)	3,483	85,121
Fertilizantes Fosfatados SA (i)	1,000	74,885
Gerdau SA (i)	2,580	129,880
Gol Linhas Aereas Inteligentes SA (i)	2,200	34,113
Investimentos Itau SA (i)	28,600	206,609
Klabin SA (i)	15,000	59,299
Lojas Americanas SA (i)	8,000	64,187
Metalurgica Gerdau SA (i)	2,000	138,936
Net Servicos de Comunicacao SA * (i)	6,466	93,263
Petroleo Brasileiro SA (i)	44,784	1,349,164
Sadia SA, ADR (i)	9,000	76,360
Suzano Papel e Celulose SA * (i)	4,700	86,689
Tam SA * (i)	2,734	59,252
Tele Norte Leste Participacoes SA (i)	2,300	59,957
Telesp Celular Participacoes SA * (i)	15,750	109,035
Tim Participacoes SA (i)	15,540	47,580
Usinas Siderurgicas de Minas Gerais SA,
Series A (i)	3,742	201,306
Votorantim Celulose e Papel SA * (i)	1,700	57,475
		6,760,689
Germany - 0.21%
Bayerische Motoren Werke (BMW) AG (i)	1,388	65,796
Porsche Automobil Holding SE (i)	2,370	442,160

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)

Germany (continued)
RWE AG (i)	1,167	$123,567
Volkswagen AG (i)	2,860	433,643
		1,065,166
Italy - 0.02%
IFI-Istituto Finanziario Industriale SpA * (i)	2,118	59,542
Unipol SpA (i)	29,800	67,641
		127,183
Malaysia - 0.00%
Malaysian Airline System BHD * (i)	1,800	461

Russia - 0.02%
Surgutneftegaz SADR (i)	17,240	103,440

South Korea - 0.07%
Hyundai Motor Company (i)	490	17,221
LG Electronics, Inc. (i)	310	20,284
Samsung Electronics Company, Ltd. (i)	580	296,180
		333,685
TOTAL PREFERRED STOCKS (Cost $5,127,511)		$8,390,624

WARRANTS - 0.00%

Hong Kong - 0.00%
China Overseas Land & Investment, Ltd.
(Expiration Date: 08/27/2008, Strike
Price: HKD 12.50)	6,743	2,134

Indonesia - 0.00%
Bank Pan Indonesia Tbk PT
(Expiration Date: 07/10/2009, Strike
Price: IDR 400.00)	25,750	677
TOTAL WARRANTS (Cost $245)		$2,811

RIGHTS - 0.05%

Brazil - 0.00%
Vivo Participacoes SA	350	22

France - 0.00%
Eurazeo	220	0

Japan - 0.00%
Dowa Mining Company, Ltd. (Expiration Date:
01/29/2010, Strike Price: JPY 1.00)	5,000	1,885

Malaysia - 0.00%
KNM Group Bhd	3,100	0

Portugal - 0.00%
Banco BPI SA (Expiration Date: 06/11/2008,
Strike Price: EUR 2.5)	7,002	7,081

Singapore - 0.00%
Parkway Holdings, Ltd. (a)	7,303	3,540

Switzerland - 0.01%
UBS AG	58,278	77,723

United Kingdom - 0.04%
Imperial Tobacco Group PLC	9,271	91,820

The accompanying notes are an integral part of the financial statements.
107

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)

United Kingdom (continued)
Royal Bank of Scotland Group PLC	169,841	$94,202
		186,022
TOTAL RIGHTS (Cost $453,138)		$276,273

SHORT TERM INVESTMENTS - 9.68%
AIM Short-Term Investment Trust,
STIC Prime Portfolio,
Institutional Class	$4,471,894	$4,471,894
John Hancock Cash
Investment Trust, 2.5216% (c)(h)	45,033,893	45,033,893
TOTAL SHORT TERM INVESTMENTS
(Cost $49,505,787)		$49,505,787
Total Investments (International Equity Index Fund)
(Cost $451,555,149) - 105.56%		$539,891,552
Liabilities in Excess of Other Assets - (5.56)%		(28,452,007)
TOTAL NET ASSETS - 100.00%		$511,439,545

International Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.28%

Australia - 1.47%
CSL, Ltd. (a)	364,226	$13,855,463

Brazil - 7.27%
All America Latina Logistica SA	377,032	5,616,653
Bovespa Holding SA	1,110,600	18,299,465
Gafisa SA	436,083	9,745,845
Petroleo Brasileiro SA, ADR	360,172	25,392,126
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	61,952	9,718,410
		68,772,499
Canada - 6.12%
Potash Corp. of Saskatchewan, Inc.	105,398	20,981,580
Research In Motion, Ltd. *	167,086	23,203,233
Rogers Communications, Inc., Class B	310,723	13,666,058
		57,850,871
Denmark - 3.01%
Vestas Wind Systems AS * (a)	206,864	28,476,429

France - 12.85%
Accor SA (a)	130,039	9,923,213
Alstom	88,796	22,383,526
AXA Group SA	541,527	19,132,729
Cie Generale de Geophysique-Veritas *	40,671	10,931,830
Groupe DANONE	96,812	8,475,119
JC Decaux SA (a)	302,094	8,845,072
Pinault-Printemps-Redoute SA (a)	67,889	8,871,935
Veolia Environnement SA (a)	463,560	33,037,404
		121,600,828
Germany - 5.69%
Commerzbank AG (a)	307,456	10,853,183

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
Continental AG	267,478	$33,914,494
GEA Group AG	233,520	9,093,365
		53,861,042
Hong Kong - 5.87%
China Merchants Holdings International
Company, Ltd.	902,000	3,889,376
China Mobile, Ltd.	1,399,500	20,569,542
CNOOC, Ltd.	7,137,600	12,438,827
Esprit Holdings, Ltd.	739,000	8,636,297
Shangri-La Asia, Ltd. (a)	2,955,308	9,959,713
		55,493,755
India - 1.45%
ICICI Bank, Ltd., SADR	364,496	13,752,434

Ireland - 0.10%
Anglo Irish Bank Corp. PLC (a)	73,380	958,952

Israel - 1.43%
Teva Pharmaceutical Industries, Ltd., SADR	296,084	13,539,921

Japan - 8.98%
Daikin Industries, Ltd.	186,105	9,603,597
Daiwa Securities Group, Inc.	566,000	5,669,664
Fujitsu, Ltd.	654,000	5,298,008
Hitachi Construction Machinery Company, Ltd.	161,436	5,574,151
Marubeni Corp.	2,024,000	18,047,429
Mizuho Financial Group, Inc.	1,921	10,095,181
Nintendo Company, Ltd.	45,600	25,088,219
Sumitomo Realty &
Development Company, Ltd. (a)	218,000	5,583,381
		84,959,630
Mexico - 5.31%
America Movil SA de CV, Series L, ADR	602,926	36,036,887
Cemex SA de CV, SADR *	498,665	14,182,033
		50,218,920
Netherlands - 4.25%
ASML Holding NV	397,131	11,880,993
Fortis	389,806	9,527,180
Heineken NV	319,916	18,798,475
		40,206,648
Singapore - 0.82%
Capitaland, Ltd. (a)	1,606,587	7,728,798

South Africa - 1.42%
MTN Group, Ltd.	673,012	13,460,682

South Korea - 1.08%
Samsung Electronics Company, Ltd.	14,210	10,222,426

Switzerland - 15.41%
ABB, Ltd. *	671,585	21,818,055
Actelion, Ltd. *	166,698	9,108,612
Credit Suisse Group AG	632,931	32,246,233
Holcim, Ltd. (a)	242,382	22,674,258
Julius Baer Holding AG	205,545	16,822,249
Lonza Group AG	176,063	24,392,897
Nestle SA	38,166	18,767,162
		145,829,466

The accompanying notes are an integral part of the financial statements.
108

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan - 0.96%
Hon Hai Precision Industry Company, Ltd.	1,600,000	$9,052,036

United Kingdom - 9.40%
BG Group PLC	667,177	16,731,596
BHP Billiton PLC	238,966	9,060,260
British Sky Broadcasting Group PLC	1,157,152	12,446,660
Johnson Matthey PLC	117,187	4,677,535
Man Group PLC, ADR	984,615	12,112,133
Reckitt Benckiser PLC	190,219	11,206,176
Rio Tinto PLC	74,753	8,966,137
Tesco PLC	1,673,369	13,726,491
		88,926,988
United States - 1.39%
Las Vegas Sands Corp. *	189,262	13,142,353
TOTAL COMMON STOCKS (Cost $731,977,730)		$891,910,141

SHORT TERM INVESTMENTS - 3.50%
John Hancock Cash
Investment Trust, 2.5216% (c)(h)	$33,155,759	$33,155,759
TOTAL SHORT TERM INVESTMENTS
(Cost $33,155,759)		$33,155,759

REPURCHASE AGREEMENTS - 4.37%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.83% to be repurchased at
$41,331,302 on 06/02/2008,
collateralized by $41,945,000
Federal National Mortgage
Association, 6.00% due
04/30/2037 (valued at
$42,154,725, including interest)	$41,325,000	$41,325,000
TOTAL REPURCHASE AGREEMENTS
(Cost $41,325,000)		$41,325,000
Total Investments (International Opportunities Fund)
(Cost $806,458,489) - 102.15%		$966,390,900
Liabilities in Excess of Other Assets - (2.15)%		(20,338,772)
TOTAL NET ASSETS - 100.00%		$946,052,128

The portfolio had the following five top industry concentrations as of  May 31, 2008 (as a percentage of total net assets):

Financial Services	7.69%
Cellular Communications	7.41%
Banking	6.51%
Chemicals	4.80%
Industrials	4.21%

International Small Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.00%

Australia - 6.82%
Billabong International, Ltd. (a)	452,750	$5,227,481
Downer EDI, Ltd. (a)	663,999	4,575,828
Emeco Holdings, Ltd.	2,865,407	3,149,569
Iluka Resources, Ltd. (a)	1,837,403	6,480,340
Pacific Brands, Ltd.	435,000	881,439
PaperlinX, Ltd. (a)	2,678,216	5,785,236
		26,099,893
Belgium - 1.34%
Barco NV (a)	75,310	5,129,418

Bermuda - 2.59%
Bio-Treat Technology, Ltd. (a)	6,693,612	1,524,013
Ngai Lik Industrial Holdings, Ltd.	17,734,513	863,557
People's Food Holdings, Ltd.	8,982,174	7,520,604
		9,908,174
Brazil - 1.23%
Companhia de Saneamento de Minas Gerais *	256,219	4,710,082

Canada - 7.13%
ATS Automation Tooling Systems, Inc. *	1,140,860	7,072,964
Biovail Corp.	393,400	4,576,997
Dorel Industries, Inc., Class B	196,800	6,102,464
GSI Group, Inc. *	470,784	3,799,227
MDS, Inc. *	227,577	4,276,230
Mega Brands, Inc. *	196,700	643,393
North West Company	44,099	803,777
		27,275,052
Cayman Islands - 0.41%
Chitaly Holdings, Ltd.	9,692,729	1,564,966

China - 1.67%
BYD Company, Ltd., H Shares	1,236,522	1,955,264
Sinotrans, Ltd., Class H	16,490,000	4,416,266
		6,371,530
Finland - 3.94%
Amer Sports Oyj, A Shares (a)	344,084	6,134,636
Elcoteq SE, A Shares * (a)	319,781	3,293,444
Huhtamaki Oyj (a)	529,206	5,656,153
		15,084,233
Germany - 1.54%
Jenoptik AG *	737,145	5,906,087

Hong Kong - 8.35%
AAC Acoustic Technology Holdings, Inc. *	3,016,000	2,732,367
Dah Sing Financial Group (a)	633,174	5,395,517
Fountain Set Holdings, Ltd. (a)	11,313,425	2,058,594
Giordano International, Ltd. (a)	7,906,365	3,312,935
Lerado Group Holding Company, Ltd.	12,649,682	1,134,661
TCL Communication Technology
Holdings, Ltd. * (a)	37,286,192	1,194,473
Texwinca Holdings, Ltd.	8,678,907	7,006,383
Travelsky Technology, Ltd., Class H (a)	2,655,132	2,109,435
Weiqiao Textile Company, Ltd. (a)	3,138,106	3,321,513
Yue Yuen Industrial Holdings, Ltd. (a)	1,286,140	3,691,684
		31,957,562

The accompanying notes are an integral part of the financial statements.
109

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan - 7.18%
Descente, Ltd. (a)	938,000	$5,498,805
Meitec Corp. (a)	159,911	4,732,710
Nichii Gakkan Company, Ltd. (a)	373,866	5,057,227
Sohgo Security Services Company, Ltd. (a)	357,373	4,888,369
Takuma Company, Ltd. (a)	849,000	2,681,816
USS Company, Ltd. (a)	68,130	4,614,383
		27,473,310
Luxembourg - 0.43%
Thiel Logistik AG *	577,341	1,661,666

Netherlands - 4.26%
Draka Holding NV	57,148	2,207,585
Imtech NV	120,274	3,375,576
OPG Groep NV	252,718	6,172,705
SBM Offshore NV	113,984	4,525,476
		16,281,342
Norway - 1.73%
Tomra Systems ASA	924,420	6,620,337

Philippines - 0.22%
First Gen Corp.	1,066,400	852,827

Singapore - 2.14%
Huan Hsin Holdings, Ltd.	3,335,298	1,420,787
Osim International, Ltd. * (a)	4,045,008	1,039,810
Venture Corp., Ltd. (a)	777,229	5,719,830
		8,180,427
South Korea - 9.53%
Daeduck Electronics Company, Ltd. (a)	448,800	2,069,608
Daegu Bank	374,000	5,518,955
Halla Climate Control Company, Ltd. (a)	600,100	6,408,524
Intops Company, Ltd.	96,966	2,353,429
People & Telecommunication, Inc.	263,304	2,006,637
Pusan Bank	418,160	6,069,115
Sindo Ricoh Company, Ltd.	78,430	5,215,723
Youngone Corp.	747,110	6,817,955
		36,459,946
Sweden - 3.47%
D. Carnegie & Company AB	475,626	6,816,738
Securitas Systems AB	2,496,590	6,448,987
		13,265,725
Switzerland - 1.80%
Verwaltungs & Privat Bank AG	26,945	6,902,677

Taiwan - 10.54%
Acbel Polytech, Inc. *	5,100,000	2,566,608
BenQ Corp. *	3,197,800	2,866,260
D-Link Corp.	3,734,993	6,204,103
Giant Manufacturing Company, Ltd.	850,000	2,404,447
KYE System Corp. *	3,136,843	4,560,505
Pihsiang Machinery Manufacturing Company,
Ltd.	2,610,000	5,022,203
Simplo Technology Company, Ltd.	813,600	4,121,255
Ta Chong Bank, Ltd. *	17,866,000	5,847,204
Taiwan Fu Hsing Industrial Company, Ltd.	2,886,000	1,741,928
Test-Rite International Company, Ltd.	7,827,132	5,007,490
		40,342,003

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Thailand - 5.37%
Bank of Ayudhya PCL, NVDR * (a)	8,014,600	$6,597,647
Glow Energy PCL	6,865,525	6,972,221
Total Access Communication PCL (a)	4,240,660	6,997,089
		20,566,957
United Kingdom - 11.63%
Bodycote International PLC	1,457,303	6,668,443
Burberry Group PLC	470,439	4,659,463
Fiberweb PLC	2,767,330	2,370,880
FKI PLC	3,375,451	5,666,751
Future PLC	5,499,140	2,941,177
Game Group PLC	1,114,935	6,244,745
Henderson Group PLC (a)	1,734,406	4,389,088
New Star Asset Management Group, Ltd.	1,615,426	4,335,997
Yule Catto & Company PLC	2,425,404	7,206,725
		44,483,269
United States - 1.68%
Steiner Leisure, Ltd. *	165,855	6,411,954
TOTAL COMMON STOCKS (Cost $355,549,332)		$363,509,437

RIGHTS - 0.00%

Singapore - 0.00%
Osim International, Ltd. (Expiration Date:
06/13/2008, Strike Price: SGD 0.09) *	1,011,252	0
TOTAL RIGHTS (Cost $0)		$0

SHORT TERM INVESTMENTS - 18.98%
John Hancock Cash
Investment Trust, 2.5216% (c)(h)	$56,751,367	$56,751,367
Paribas Corp.
2.375% due 06/02/2008	15,880,000	15,880,000
TOTAL SHORT TERM INVESTMENTS
(Cost $72,631,367)		$72,631,367
Total Investments (International Small Cap Fund)
(Cost $428,180,699) - 113.98%		$436,140,804
Liabilities in Excess of Other Assets - (13.98)%		(53,479,910)
TOTAL NET ASSETS - 100.00%		$382,660,894

The portfolio had the following five top industry concentrations as of  May 31, 2008 (as a percentage of total net assets):

Apparel & Textiles	9.66%
Banking	8.08%
Computers & Business Equipment	5.11%
Industrial Machinery	5.10%
Electronics	4.46%

The accompanying notes are an integral part of the financial statements.
110

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.53%

Australia - 7.78%
ABB Grain, Ltd. (a)	38,195	$386,242
Adelaide Brighton, Ltd.	105,031	366,418
Aditya Birla Minerals, Ltd.	8,200	21,867
Admiralty Resources NL * (a)	110,000	18,399
AED Oil, Ltd. * (a)	16,283	40,620
Aevum, Ltd.	34,460	67,191
AJ Lucas Group, Ltd.	5,200	32,306
Alchemia, Ltd. *	43,512	14,556
Alesco Corp., Ltd.	26,105	195,617
Alkane Resources, Ltd. *	7,000	2,810
Alliance Resources, Ltd. * (a)	36,000	46,452
Amadeus Energy, Ltd. * (a)	46,767	26,820
Amalgamated Holdings, Ltd.	23,828	125,261
Andean Resources, Ltd. *	79,891	142,793
Ansell, Ltd.	34,431	362,001
Anzon Australia, Ltd. * (a)	37,000	43,498
APA Group	103,049	283,663
APN News & Media, Ltd.	78,858	304,505
Aquila Resources, Ltd. *	41,695	648,792
ARB Corp., Ltd.	16,596	65,829
ARC Energy, Ltd. *	74,431	110,269
Arrow Energy NL *	145,635	551,224
Atlas Iron, Ltd. *	50,850	198,298
Ausdrill, Ltd.	43,573	108,282
Ausenco, Ltd.	10,197	158,865
Austal, Ltd.	37,191	114,462
Austar United Communications, Ltd. * (a)	187,684	242,174
Austereo Group, Ltd.	68,999	119,368
Australian Agricultural Company, Ltd. (a)	55,936	172,153
Australian Infrastructure Fund	105,132	259,252
Australian Pharmaceutical Industries, Ltd. *	68,318	69,543
Australian Wealth Management, Ltd.	89,000	146,739
Australian Worldwide Exploration, Ltd. * (a)	115,258	472,602
Automotive Holdings Group	11,804	27,754
AVJennings, Ltd.	48,073	29,177
AWB, Ltd. (a)	92,156	273,937
Bank of Queensland, Ltd.	23,513	358,006
Beach Petroleum, Ltd. (a)	255,570	407,937
Becton Property Group (a)	9,805	16,494
Bemax Resources, Ltd. *	223,103	66,105
Bendigo Mining, Ltd. *	178,194	50,244
Biota Holdings, Ltd. *	39,986	38,410
Blackmores, Ltd.	2,178	38,720
Boom Logistics, Ltd.	25,797	22,684
Bradken, Ltd. (a)	26,082	222,119
Brickworks, Ltd. (a)	31,803	328,291
Cabcharge Australia, Ltd. (a)	27,079	232,421
Campbell Brothers, Ltd.	11,979	347,722
Candle Australia, Ltd.	18,516	27,254
Cardno, Ltd. (a)	11,599	58,758
CBH Resources, Ltd. * (a)	158,181	43,845
CEC Group, Ltd.	8,875	5,090
Cellestis, Ltd. * (a)	15,855	38,189
Centamin Egypt, Ltd. *	120,897	154,264
Centennial Coal Company, Ltd. (a)	71,481	348,440
Challenger Financial Services Group, Ltd. (a)	104,373	197,524

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Charter Hall Group	65,407	$90,961
Citigold Corp., Ltd. *	151,498	42,717
Clinuvel Pharmaceuticals, Ltd. *	69,980	26,755
Clough, Ltd. *	42,818	27,011
Coal of Africa, Ltd. *	68,327	264,493
Coeur d'Alene Mines Corp. * (a)	36,607	117,213
Coffey International, Ltd. (a)	16,002	37,778
Commander Communications, Ltd. *	51,195	6,117
Compass Resources NL * (a)	15,577	36,923
ConnectEast Group	390,038	458,542
Consolidated Rutile, Ltd.	52,500	20,574
CopperCo, Ltd. *	58,463	33,527
Corporate Express Australia, Ltd.	25,148	129,316
Count Financial, Ltd. (a)	44,540	104,725
Coventry Group, Ltd. *	4,500	8,344
Crane Group, Ltd. (a)	17,311	229,987
Crescent Gold, Ltd. *	120,652	29,406
CuDeco, Ltd. * (a)	9,700	40,330
Customers, Ltd. * (a)	272,077	27,305
David Jones, Ltd. (a)	103,049	360,489
Deep Yellow, Ltd. * (a)	136,944	42,540
Devine, Ltd.	50,049	45,445
Dominion Mining, Ltd.	15,905	55,487
Downer EDI, Ltd. (a)	72,138	497,126
Duet Group	157,328	488,716
Dyno Nobel, Ltd.	134,405	407,232
Emitch, Ltd.	50,921	31,636
Energy Developments, Ltd. (a)	27,070	66,495
Energy World Corp., Ltd. *	154,239	185,751
Envestra, Ltd.	170,936	118,451
Equigold NL	27,470	111,062
Felix Resources, Ltd.	18,106	399,762
FKP Property Group, Ltd. (a)	66,064	250,050
Fleetwood Corp., Ltd.	8,920	83,126
Flight Centre, Ltd. (a)	15,759	286,187
Forest Enterprises Australia, Ltd.	101,860	50,626
Funtastic, Ltd.	33,265	20,984
Futuris Corp., Ltd. (a)	175,539	300,327
Geodynamics, Ltd. *	31,911	54,138
Gindalbie Metals, Ltd. *	112,045	176,703
Giralia Resources NL *	9,357	24,505
GrainCorp., Ltd. (a)	12,808	142,985
Grange Resources Corp., Ltd. *	20,914	31,983
GRD, Ltd. (a)	54,499	61,466
Great Southern Plantations, Ltd.	45,477	63,244
GUD Holdings, Ltd.	13,336	112,297
Gunns, Ltd.	111,073	320,614
GWA International, Ltd. (a)	49,659	133,849
Hastie Group, Ltd.	22,096	66,737
Healthscope, Ltd.	60,019	259,869
Herald Resources, Ltd. *	17,198	50,464
Heron Resources, Ltd. * (a)	9,000	5,850
Hills Industries, Ltd.	38,710	126,907
Horizon Oil, Ltd. * (a)	172,869	71,874
Housewares International, Ltd.	41,416	57,399
IBA Health, Ltd. * (a)	447,864	280,385

The accompanying notes are an integral part of the financial statements.
111

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
IBT Education, Ltd. (a)	26,000	$51,690
iiNET, Ltd.	18,866	32,999
Iluka Resources, Ltd. (a)	91,955	324,316
Imdex, Ltd.	41,654	69,673
Independence Group NL	25,263	155,744
Independent Practitioner Network, Ltd. *	7,772	1,783
Indophil Resources NL * (a)	72,190	77,279
Industrea, Ltd.	74,000	41,023
Infomedia, Ltd.	87,333	32,554
Invocare, Ltd.	11,389	72,934
IOOF Holdings, Ltd. (a)	26,905	140,151
Iress Market Technology, Ltd. (a)	22,352	139,721
Jabiru Metals, Ltd. *	30,000	23,513
JB Hi-Fi, Ltd. (a)	24,177	224,151
Just Group, Ltd.	31,400	117,047
Kagara Zinc, Ltd.	38,955	182,443
Kimberley Metals, Ltd. *	16,630	2,194
Kings Minerals NL *	37,728	8,294
Kingsgate Consolidated, Ltd. *	19,704	105,465
Lynas Corp, Ltd. * (a)	166,892	236,880
MacArthur Coal, Ltd. (a)	24,217	454,831
Macmahon Holdings, Ltd.	129,327	213,847
Macquarie Communications
Infrastructure Group, Ltd. (a)	39,584	134,690
Macquarie Media Group, Ltd.	42,191	146,384
Marion Energy, Ltd. * (a)	54,928	34,650
Maxitrans Industries, Ltd.	86,185	55,192
McGuigan Simeon Wines, Ltd. *	35,945	61,154
McPherson's, Ltd.	18,009	45,098
Melbourne IT, Ltd.	10,056	32,679
Mermaid Marine Australia, Ltd.	22,657	34,649
Mincor Resources NL	54,880	168,903
Mineral Deposits, Ltd. *	83,050	72,632
Mirabela Nickel, Ltd. *	12,000	76,273
Molopo Australia, Ltd. *	35,633	52,109
Monadelphous Group, Ltd.	18,614	234,489
Mortgage Choice, Ltd. (a)	19,081	18,876
Mosaic Oil NL *	258,008	40,690
Mount Gibson Iron, Ltd. *	104,180	325,611
Murchison Metals, Ltd. * (a)	74,869	296,258
MYOB, Ltd.	44,390	59,399
New Hope Corp., Ltd.	159,455	781,848
Nexus Energy, Ltd. * (a)	101,760	180,908
Nido Petroleum, Ltd. *	256,103	124,839
Oakton, Ltd. (a)	15,760	55,885
Pacific Brands, Ltd. (a)	147,835	299,557
Pan Australian Resources, Ltd. * (a)	355,957	362,338
Pan Pacific Petroleum NL *	177,591	47,528
PaperlinX, Ltd. (a)	126,545	273,351
Peet & Company, Ltd. (a)	34,269	84,834
Peptech, Ltd. * (a)	37,842	37,074
Perilya, Ltd. (a)	22,845	17,141
Perpetual Trust of Australia, Ltd.	4,362	214,714
Petsec Energy, Ltd. *	36,147	35,931
Pharmaxis, Ltd. * (a)	50,510	84,003
Photon Group, Ltd. (a)	14,016	54,256

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Platinum Australia Ltd * (a)	30,676	$87,960
PMP, Ltd.	84,363	80,634
Port Bouvard, Ltd.	14,000	9,835
Portman, Ltd. *	14,292	239,328
Primary Health Care, Ltd.	76,740	447,423
Prime Television, Ltd.	6,418	18,403
Primelife Corp., Ltd. (a)	105,874	48,067
Programmed Maintenance Services, Ltd.	19,236	88,987
pSivida, Ltd. *	95,189	12,283
Ramsay Health Care, Ltd.	28,657	300,746
RCR Tomlinson, Ltd. (a)	22,598	17,603
Reckon, Ltd.	37,302	44,210
Redflex Holdings, Ltd. (a)	11,233	32,639
Resolute Mining, Ltd. *	43,345	105,644
Ridley Corp., Ltd.	52,285	70,963
Riversdale Mining, Ltd. *	37,349	385,540
Roc Oil Company, Ltd. *	87,440	200,580
SAI Global, Ltd.	31,667	81,722
Sally Malay Mining, Ltd.	46,473	213,211
Salmat, Ltd. (a)	25,789	93,667
Seek, Ltd.	46,366	240,639
Select Harvests, Ltd.	6,500	39,513
ServCorp, Ltd.	13,939	54,624
Service Stream, Ltd. (a)	51,452	61,472
Seven Network, Ltd. *	40,580	349,077
Sigma Pharmaceuticals, Ltd.	212,410	250,732
Silex Systems, Ltd. * (a)	26,566	181,805
Sino Gold Mining, Ltd. *	1,333	5,096
Sino Gold, Ltd. * (a)	38,836	210,096
Sino Strategic International, Ltd. *	11,948	11,420
Sirtex Medical, Ltd. *	11,366	40,195
Skilled Group, Ltd.	13,684	42,638
SMS Management & Technology, Ltd. (a)	12,633	59,166
SP Telemedia, Ltd.	63,587	15,194
Specialty Fashion Group, Ltd.	51,331	48,326
Sphere Investments Ltd *	18,120	62,695
Spotless Group, Ltd. (a)	45,977	133,592
St. Barbara, Ltd. * (a)	137,516	80,177
Staging Connections Group, Ltd.	16,800	4,817
Straits Resources, Ltd.	49,119	366,194
STW Communications Group, Ltd.	36,346	74,343
Sunland Group, Ltd.	53,985	136,221
Super Cheap Auto Group, Ltd.	17,728	52,358
Talent2 International, Ltd. (a)	6,000	8,315
Tamaya Resources, Ltd. * (a)	219,476	22,026
Tap Oil, Ltd. *	40,556	74,620
Tassal Group, Ltd.	31,667	94,131
Technology One, Ltd.	46,859	41,877
Ten Network Holdings, Ltd. (a)	210,484	422,479
TFS Corp., Ltd.	51,346	54,966
Thakral Holdings Group	137,513	116,320
The Reject Shop, Ltd.	8,900	86,938
Timbercorp, Ltd.	66,576	63,633
Tower Australia Group, Ltd. (a)	65,282	182,198
Tox Free Solutions, Ltd. *	16,000	28,445
Troy Resources NL	18,408	41,347

The accompanying notes are an integral part of the financial statements.
112

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
United Group, Ltd.	42,900	$542,891
UXC, Ltd.	52,216	64,132
Village Roadshow, Ltd.	27,228	68,444
Virgin Blue Holdings, Ltd. (a)	29,257	19,295
Vision Group Holdings, Ltd. (a)	11,097	21,107
Washington H Soul Pattinson & Company, Ltd. (a)	43,892	422,037
Watpac, Ltd. (a)	16,146	35,031
Wattyl, Ltd.	17,759	23,679
Webster, Ltd.	29,149	38,169
West Australian Newspapers Holdings, Ltd. (a)	41,891	378,372
Western Areas NL * (a)	30,734	295,812
WHK Group, Ltd.	56,586	67,606
Wide Bay Australia, Ltd.	4,837	48,867
Windimurra Vanadium Ltd *	26,928	74,897
Wotif.com Holdings, Ltd. *	22,005	84,130
		32,601,115
Austria - 1.00%
Agrana Beteiligungs AG	715	78,855
Andritz AG	10,958	741,413
Austrian Airlines AG * (a)	7,737	54,286
BetandWin.com Interactive Entertainment AG *	7,836	282,828
BWT AG (a)	1,398	59,202
Constantia Packaging AG	1,661	127,913
Flughafen Wien AG	2,193	252,197
Frauenthal Holdings AG	2,607	74,911
Intercell AG *	9,723	450,923
Lenzing AG	262	154,356
Mayr-Melnhof Karton AG	2,601	270,711
Oesterreichische Post AG *	4,481	199,310
Palfinger AG	3,486	137,699
RHI AG * (a)	7,669	359,602
Rosenbauer International AG (a)	1,472	77,862
S&T System Integration & Technology
Distribution AG *	541	29,963
Schoeller-Bleckmann Oilfield Equipment AG	3,066	320,921
Uniqa Versicherungen AG (a)	14,844	452,172
Wolford AG (a)	1,578	55,212
		4,180,336
Belgium - 1.17%
Ackermans & Van Haaren NV	7,242	793,404
Banque Nationale de Belgique	57	264,614
Barco NV	3,889	264,883
Bekaert SA	3,432	551,072
Compagnie d'Entreprises (CFE)	1,860	203,716
Compagnie Immobiliere de Belgique SA	645	40,219
Compagnie Maritime Belge SA	2,799	191,513
Deceuninck NV (a)	4,147	77,743
Devgen *	2,298	53,627
Duvel Moortgat SA	873	61,118
Econocom Group SA	5,040	65,629
Elia System Operator SA/NV (a)	4,693	197,861
Euronav NV	7,637	321,388
Exmar NV (a)	4,863	140,569
Icos Vision Systems NV *	922	52,155
Innogenetics NV * (a)	3,366	29,901

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Belgium (continued)
Ion Beam Applications SA *	2,736	$75,851
Melexis NV	4,995	89,910
Omega Pharma SA	5,762	241,227
Option NV * (a)	7,907	73,808
Recticel SA (a)	3,266	47,965
Roularta Media Group NV (a)	668	38,971
SA D'Ieteren Trading NV	569	174,362
Sapec SA	305	56,613
Sioen Industries NV (a)	1,985	28,164
Sipef SA	121	98,829
Telenet Group Holding NV *	17,068	435,478
Tessenderlo Chemie NV	3,252	177,834
Van De Velde NV	870	41,959
		4,890,383
Canada - 10.22%
20-20 Technologies, Inc. *	6,400	37,359
Aastra Technologies, Ltd. *	4,100	106,461
Absolute Software Corp. *	9,500	111,005
Aecon Group, Inc.	11,300	187,537
AGF Management, Ltd.	24,731	566,254
Akita Drilling, Ltd.	2,100	34,979
Alamos Gold, Inc. *	22,952	152,921
Alberta Clipper Energy, Inc. *	19,300	59,244
Alexco Resource Corp. *	5,500	20,094
Allen-Vanguard Corp. *	12,747	33,484
Altius Minerals Corp. *	6,200	81,369
Amerigo Resources, Ltd.	22,400	46,667
Anderson Energy, Ltd. *	12,700	57,518
Angiotech Pharmaceuticals, Inc. *	15,900	44,807
Antrim Energy, Inc. *	18,600	66,081
Anvil Mining, Ltd. *	20,649	216,133
Aquiline Resources, Inc. *	9,700	74,097
Arawak Energy Corp. *	9,400	23,651
Astral Media, Inc.	15,689	545,546
Atrium Innovations, Inc. *	4,200	72,579
ATS Automation Tooling Systems, Inc. *	22,600	140,113
Augusta Resource Corp. *	10,900	51,450
Aurelian Resources, Inc. *	25,200	119,203
Aurizon Mines, Ltd. *	38,200	185,694
Aurora Energy Resources, Inc. *	10,400	54,952
Axia NetMedia Corp. *	9,200	26,389
Baffinland Iron Mines Corp. *	20,600	70,491
Baja Mining Corp. *	16,100	25,602
Ballard Power Systems, Inc. *	21,400	91,536
Bankers Petroleum, Ltd. *	107,858	219,277
Bellus Health, Inc. *	3,500	5,707
Bioms Medical Corp. *	21,000	73,973
Bioteq Environmental Tech, Inc. *	11,100	40,888
Biovail Corp.	43,700	508,426
Birch Mountain Resources, Ltd. *	11,200	5,636
Birchcliff Energy, Ltd. *	25,062	309,492
BMTC Group, Inc., Class A	3,300	57,292
Boralex, Inc., Class A *	9,100	152,491
Bow Valley Energy, Ltd. *	12,900	73,225
Breaker Energy, Ltd., Class A *	5,100	55,640
Breakwater Resources, Ltd. *	63,300	42,684

The accompanying notes are an integral part of the financial statements.
113

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Calfrac Well Services, Ltd.	5,100	$139,973
Calvalley Petroleums, Inc., Class A *	15,977	73,485
Canaccord Capital, Inc.	8,800	90,338
Canada Bread Company, Ltd.	3,190	211,896
Canadian Hydro Developers, Inc. *	39,880	240,420
Canadian Royalties, Inc. *	24,900	50,371
Canadian Superior Energy, Inc. *	28,900	119,253
Canadian Western Bank	15,634	410,046
Canam Group, Inc., Class A	11,600	128,422
Candax Energy, Inc. *	82,101	59,493
Canfor Corp. *	31,254	260,450
Cangene Corp. *	5,900	29,215
CanWest Global Communications Corp. *	15,050	56,044
Capstone Mining Corp. *	17,200	73,398
Cardiome Pharma Corp. *	18,800	175,020
Carpathian Gold, Inc. *	20,000	9,863
Cascades, Inc.	18,950	131,025
Catalyst Paper Corp. *	76,463	73,108
CCL Industries, Inc., Class B	8,200	282,246
CE Franklin, Ltd. *	2,786	27,787
Celestica, Inc. *	63,300	559,354
Celtic Exploration, Ltd. *	10,700	193,194
Central Sun Mining, Inc. *	4,142	8,504
Certicom Corp. *	600	1,401
Chariot Resources, Ltd. *	40,500	39,130
CHC Helicopter Corp., Class A	2,600	84,128
Clarke, Inc.	10,800	69,348
Claude Resources, Inc. *	35,700	32,696
Coalcorp Mining, Inc. *	7,771	12,514
Cogeco Cable, Inc.	5,400	220,163
Com Dev International, Ltd. *	14,900	55,035
Comaplex Minerals Corp. *	5,776	31,973
Compton Petroleum Corp. *	26,318	300,633
Connacher Oil & Gas, Ltd. *	57,923	270,494
Constellation Software, Inc.	1,500	40,580
Corby Distilleries, Ltd.	3,700	74,477
Corridor Resources, Inc. *	18,600	210,785
Corus Entertainment, Inc., Class B	23,413	459,494
Cott Corp. *	10,300	30,062
Crew Energy, Inc. *	14,500	235,683
Crew Gold Corp *	14,900	21,894
Cryocath Technologies, Inc. *	7,000	29,237
Crystallex International Corp. *	43,800	35,266
Dalsa Corp. *	3,200	44,799
Delphi Energy Corp. *	30,700	83,424
Denison Mines Corp. *	56,216	466,769
Descartes Systems Group, Inc. *	10,100	39,237
Divestco, Inc. *	2,800	7,355
Dorel Industries, Inc., Class B	8,700	269,774
Dundee Precious Metals, Inc. *	17,200	115,809
Dundee Wealth Management, Inc.	21,542	292,040
Duvernay Oil Corp. *	8,500	483,258
Eastern Platinum, Ltd. *	179,505	504,045
Eldorado Gold Corp. *	51,263	415,325
Emera, Inc. (a)	6,700	152,328
Empire Company, Ltd.	6,100	242,502

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Endeavour Silver Corp. *	5,600	$17,021
Enghouse Systems, Ltd.	1,000	6,542
Entree Gold, Inc. *	11,700	16,839
Equinox Minerals, Ltd. *	89,300	413,426
Equitable Group, Inc.	2,500	55,128
Etruscan Resources, Inc. *	15,700	29,548
European Goldfields, Ltd. *	39,000	196,256
Evertz Technologies, Ltd.	9,300	212,938
Exco Technologies, Ltd.	7,900	24,648
Exfo Electro Optical Engineering, Inc. *	8,300	46,195
Farallon Resources, Ltd. *	34,900	28,451
First Calgary Petroleums, Ltd. *	45,600	118,406
First Nickel, Inc. *	30,500	11,358
Flint Energy Services, Ltd. *	7,500	178,970
FNX Mining Company, Inc. *	23,300	547,559
Forsys Metals Corp. *	15,300	65,598
Forzani Group, Ltd., Class A	9,900	173,370
Fraser Papers, Inc. * (a)	4,800	10,966
Fronteer Development Group, Inc. *	14,100	70,528
Frontera Copper Corp. *	6,600	22,983
Galleon Energy, Inc., Class A *	15,450	271,650
Garda World Security Corp., Class A *	7,700	136,005
Gennum Corp.	5,458	46,143
Gentry Resources, Ltd. *	7,316	25,329
Glacier Ventures International Corp. *	22,800	91,558
Gluskin Sheff & Associates, Inc.	2,500	57,619
Gold Eagle Mines, Ltd. *	25,700	206,407
Golden Star Resources, Ltd. *	81,100	243,235
Grande Cache Coal Corp. *	41,200	381,067
Great Basin Gold, Ltd. *	53,600	183,414
Great Canadian Gaming Corp. *	19,450	195,753
Grey Wolf Exploration, Inc. *	8,500	21,387
Greystar Resources, Ltd. *	4,600	22,315
GSI Group, Inc. *	61,283	494,554
Guyana Goldfields, Inc. *	10,700	50,075
Hanfeng Evergreen, Inc. *	13,500	163,044
Harry Winston Diamond Corp.	15,500	461,599
Heroux-Devtek, Inc. *	6,800	52,697
High River Gold Mines, Ltd. *	86,000	151,469
Highpine Oil & Gas, Ltd. *	16,242	213,487
Home Capital Group, Inc.	7,700	302,234
HudBay Minerals, Inc. *	39,400	693,941
IAMGOLD Corp.	92,400	547,742
Imperial Metals Corp. *	6,500	56,129
Intermap Technologies Corp., Class A *	7,800	47,494
International Forest Products, Ltd., Class A *	5,500	32,659
International Royalty Corp.	16,000	96,296
Intertape Polymer Group, Inc. *	9,300	25,833
Iteration Energy, Ltd. *	42,260	323,245
Ivanhoe Energy, Inc. *	42,300	117,500
Jean Coutu Group, Inc.	41,411	387,186
Jinshan Gold Mines, Inc. *	19,000	54,116
Kaboose, Inc. *	44,000	35,870
Kingsway Financial Services, Inc.	19,200	185,507
Kirkland Lake Gold, Inc. *	14,900	148,610
Labopharm, Inc. *	12,200	22,470

The accompanying notes are an integral part of the financial statements.
114

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Lake Shore Gold, Corp. *	23,500	$38,079
Laramide Resources, Ltd. *	11,900	52,218
Laurentian Bank of Canada (a)	7,800	333,714
Le Chateau, Inc.	1,600	21,578
Leon's Furniture, Ltd.	11,444	148,924
Linamar Corp.	39,306	668,946
MacDonald Dettwiler & Associates, Ltd. *	7,400	316,377
Mahalo Energy, Ltd. *	12,900	35,054
Major Drilling Group International Company,
Inc. *	6,100	337,661
Maple Leaf Foods, Inc.	20,600	243,816
March Networks Corp. *	7,500	37,817
Martinrea International, Inc. *	17,300	151,479
Maxim Power Corp. *	6,100	36,160
MDS, Inc. *	38,700	727,183
Mega Brands, Inc. *	14,500	47,429
Mega Uranium, Ltd. *	26,600	65,858
Methanex Corp.	18,300	517,174
Migao Corp. *	6,600	62,971
Miranda Technologies Inc *	4,000	34,622
Mosaid Technologies, Inc.	1,600	24,316
Neo Material Technologies, Inc. *	15,700	74,423
Norbord, Inc. (a)	26,000	157,005
North American Palladium, Ltd. *	12,650	71,424
Northbridge Financial Corp.	7,000	236,433
Northgate Minerals Corp. *	83,895	253,306
Nova Chemicals Corp.	25,869	700,879
NuVista Energy, Ltd. *	19,297	361,236
Open Text Corp. *	11,989	428,351
Orvana Minerals, Corp. *	48,020	34,797
Paladin Labs, Inc. *	3,300	36,866
Pan American Silver Corp. *	11,800	391,077
Paramount Resources, Ltd. *	10,500	180,178
Pason Systems, Inc.	15,700	270,199
Patheon, Inc. *	21,400	88,521
Petaquilla Minerals Company, Ltd. *	30,600	58,822
Petrolifera Petroleum, Ltd. *	7,550	70,667
Platinum Group Metals, Ltd. *	11,200	35,958
Points International, Ltd. *	16,500	23,913
Polymet Mining Corp. *	25,900	100,097
ProEx Energy, Ltd. *	12,000	241,304
ProspEx Resources, Ltd. *	8,365	31,487
Pulse Data, Inc. *	6,318	18,249
Q9 Networks, Inc. *	1,300	15,635
QLT, Inc. *	24,600	97,301
Quadra Mining, Ltd. *	15,800	362,560
Quebecor World, Inc. *	21,545	5,313
Quebecor, Inc.	13,300	420,444
Quest Capital Corp.	50,300	101,248
Reitman's Canada, Ltd., Class A	15,317	285,190
Resin Systems, Inc. *	24,300	33,995
Resverlogix Corp. *	2,300	32,060
Richelieu Hardware, Ltd.	2,500	49,819
Ritchie Bros. Auctioneers, Inc.	14,700	405,374
Rock Energy, Inc. *	2,573	10,747
RONA, Inc. *	34,596	429,316

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Rothmans, Inc. (a)	15,900	$410,142
Rubicon Minerals Corp. *	21,100	28,456
Russel Metals, Inc.	15,715	480,655
Samuel Manu-Tech, Inc.	3,200	26,087
Savanna Energy Services Corp.	16,200	349,076
Saxon Energy Services, Inc. *	23,758	167,855
Sceptre Investment Counsel, Ltd. (a)	7,600	74,195
Scorpio Mining Corp. *	22,600	28,432
Semafo, Inc. *	28,600	39,434
ShawCor, Ltd., Class A	14,200	495,485
Shore Gold, Inc. *	53,100	185,978
Sierra Wireless, Inc. *	9,350	159,974
Silver Standard Resources, Inc. *	16,100	479,792
Silvercorp Metals, Inc.	38,694	294,411
Skye Resources, Inc. *	6,700	52,057
Softchoice Corp.	2,000	24,758
Stantec, Inc. *	12,500	364,835
Starfield Resources, Inc. *	52,500	58,122
Stella-Jones, Inc.	1,400	45,074
Storm Exploration, Inc. *	9,200	142,130
Stornoway Diamond Corp. *	44,100	16,422
SunOpta, Inc. *	17,900	117,640
Suramina Resources, Inc. *	4,000	5,918
SXC Health Solutions Corp. *	4,200	68,351
Synenco Energy, Inc. *	7,500	67,708
Tanzanian Royalty Exploration Corp. *	17,900	91,698
Taseko Mines, Ltd. *	31,400	154,851
Teal Exploration & Mining, Inc. *	4,000	14,694
Tembec, Inc. *	4,630	17,008
Tesco Corp. *	8,600	284,503
The Churchill Corp. *	2,800	64,505
Theratechnologies, Inc. *	7,400	51,538
Thompson Creek Metals Company, Inc. *	18,200	398,400
Timminco, Ltd. *	12,400	380,636
TLC Vision Corp. *	13,700	20,682
Toromont Industries, Ltd.	17,800	547,472
Torstar Corp., Class B (a)	16,400	217,544
Transat A.T., Inc., Class A	2,100	45,969
Transcontinental, Inc., Class A	21,000	381,492
Transglobe Energy Corp. *	8,000	41,385
Transition Therapeutics, Inc. *	4,900	57,453
Trican Well Service, Ltd.	18,100	390,017
Tristar Oil & Gas, Ltd. *	10,507	193,411
Tundra Semiconductor Corp. *	2,300	10,648
Turnkey E&P, Inc. *	1,100	3,521
Uex Corp. *	35,200	167,568
Uni-Select, Inc.	4,200	102,041
Uranium Participation Corp. *	23,300	232,859
Ur-Energy, Inc. *	10,200	22,585
UTS Energy Corp. *	93,500	526,973
Vecima Networks, Inc. *	2,400	13,768
Vector Aerospace Corp. *	2,100	11,624
Verenex Energy, Inc. *	3,500	31,386
Vero Energy, Inc. *	6,700	62,374
Viterra, Inc. *	37,400	511,916
Vitran Corp., Inc. *	300	4,378

The accompanying notes are an integral part of the financial statements.
115

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Wesdome Gold Mines, Ltd. *	17,100	$20,136
West Energy, Ltd. *	12,725	47,770
West Fraser Timber Company, Ltd.	10,900	387,907
Western Canadian Coal Corp. *	25,500	202,491
Western Financial Group, Inc.	10,800	45,109
Westport Innovations, Inc. *	14,700	63,617
Wi-LAN, Inc. *	27,400	53,774
Winpak, Ltd.	6,900	39,444
Xantrex Technology, Inc. *	9,700	105,337
Xceed Mortgage Corp.	1,800	2,246
Xtreme Coil Drilling Corp. *	6,048	60,870
Yukon-Nevada Gold Corp. *	47,100	65,891
Zarlink Semiconductor, Inc. *	33,700	28,830
ZCL Composites, Inc.	5,200	44,171
		42,835,928
Denmark - 0.90%
Alm. Brand Skadesforsikring A/S *	3,700	222,255
Amagerbanken A/S	3,400	152,821
Ambu A/S	300	5,319
Auriga Industries	5,800	221,379
Bang & Olufsen AS, Series B	2,100	115,851
Bavarian Nordic A/S * (a)	1,260	59,919
Bonusbanken A/S	7,500	40,202
Brodrene Hartmann A/S *	450	14,079
Capinordic A/S *	9,300	22,695
Dalhoff Larsen & Horneman A/S, Series B (a)	2,500	35,979
Dantherm A/S	400	9,970
Det Ostasiatiske Kompagni AS	4,300	320,179
DFDS A/S	550	88,330
DiBa Bank A/S	550	26,384
EDB Gruppen A/S, Series B *	700	23,652
Fionia Bank A/S	1,250	29,461
Fluegger A/S, Series B	300	31,599
Forstaedernes Bank A/S (a)	2,800	69,204
Gronlandsbanken	20	2,953
H&H International A/S	140	40,004
Harboes Bryggeri A/S	1,900	61,425
IC Companys A/S (a)	1,800	79,779
NeuroSearch A/S *	4,338	243,388
Nordjyske Bank A/S	1,190	35,989
Ostjydsk Bank A/S	150	24,403
Parken Sport & Entertainment A/S * (a)	450	121,545
PER Aarsleff A/S	350	56,575
Pharmexa A/S *	10,600	4,908
Ringkjoebing Bank A/S	200	19,606
Ringkjoebing Landbobank A/S (a)	795	130,994
Roskilde Bank A/S (a)	495	21,578
Royal Unibrew A/S	1,200	135,155
Sanistal A/S, Series B (a)	250	25,811
Satair A/S (a)	1,000	54,646
Schouw & Company A/S, Series B	4,900	207,467
SimCorp A/S	1,350	262,426
Sjaelso Gruppen A/S	5,500	132,496
Solar Holdings A/S (a)	650	59,109
Spar Nord Bank A/S	12,950	230,936
Sparbank Vest A/S	275	14,626

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Denmark (continued)
Thrane & Thrane A/S *	800	$47,554
TK Development A/S *	9,000	137,032
TopoTarget A/S * (a)	15,000	38,169
Vestjysk Bank A/S (a)	1,950	80,936
		3,758,788
Finland - 2.78%
Aldata Solution Oyj *	13,900	25,517
Alma Media Oyj (a)	14,654	196,062
Amer Sports Oyj, A Shares	41,993	748,689
Aspo Oyj	4,950	46,437
Cargotec Corp. Oyj, B Shares	12,246	516,492
Cramo Oyj, Series B	5,674	112,372
Digia PLC	2,622	12,809
Elcoteq SE, A Shares *	5,952	61,300
Elektrobit Corp.	9,773	19,614
Elisa Oyj, Class A	45,146	1,005,778
Etteplan Oyj	276	2,087
Finnair Oyj (a)	21,089	188,653
Finnlines Oyj (a)	6,400	138,399
Fiskars Oyj Abp, Series A	6,315	122,512
F-Secure Oyj	13,850	62,487
HK Ruokatalo Oyj, Series A (a)	6,090	90,955
Huhtamaki Oyj (a)	45,417	485,417
Ilkka-Yhtyma Oyj (a)	1,073	18,396
KCI Konecranes Oyj	51,234	2,347,379
Kemira Oyj	22,162	314,789
Lannen Tehtaat Oyj	1,246	29,581
Lassila & Tikanoja Oyj (a)	6,172	161,219
Lemminkainen Oyj	2,350	124,597
M-real Oyj, Series B	51,438	145,645
OKO Bank PLC, Series A	13,392	275,642
Olvi Oyj, Series A	2,000	80,432
Oriola-KD Oyj	20,746	93,599
Orion Oyj, Series A	3,902	84,987
Orion Oyj, Series B	25,593	549,067
Outotec Oyj	10,773	736,103
PKC Group Oyj	3,091	37,990
Ponsse Oyj	2,415	49,369
Poyry Oyj	9,241	255,042
Raisio Oyj (a)	31,349	85,837
Ramirent Oyj	21,264	274,245
Rapala VMC Oyj	617	4,319
Scanfil Oyj	200	691
Stockmann Oyj Abp, Series A	1,249	52,853
Stockmann Oyj Abp, Series B	8,047	317,985
Tecnomen Oyj	21,184	35,594
Teleste Oyj (a)	1,377	11,482
Uponor Oyj	16,275	353,465
Vacon Oyj	2,844	127,162
Vaisala Oyj, Series A	2,677	118,695
YIT Oyj	38,286	1,124,557
		11,646,302
France - 4.87%
Ales Groupe SA	1,081	28,590
Alten SA *	3,914	157,040

The accompanying notes are an integral part of the financial statements.
116

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Altran Technologies SA * (a)	29,767	$271,377
April Group SA	2,848	159,508
Archos SA * (a)	1,721	26,828
Arkema	22,415	1,431,849
Assystem SA	4,109	63,159
Atos Origin SA * (a)	14,786	873,436
Audika SA	1,625	83,427
Avanquest Software SA * (a)	1,218	9,474
Bacou Dalloz SA	1,599	206,002
Beneteau SA	11,605	302,412
BioMerieux SA	158	17,025
Boiron SA (a)	1,874	55,248
Bonduelle SCA	961	111,234
Bongrain SA	1,561	145,906
Bourbon SA (a)	9,404	648,560
Bull SA *	11,140	49,047
Canal Plus SA	16,823	164,886
Carbone Lorraine SA (a)	2,556	157,270
Cegedim SA	323	27,814
Cegid SA	1,808	58,956
Clarins SA (a)	3,528	232,171
Club Mediterranee SA *	3,096	179,515
Compagnie Plastic Omnium SA	3,169	107,231
Delachaux SA	2,118	205,547
Electricite de Strasbourg SA	1,094	219,386
Esso SAF	764	192,552
Etablissements Maurel et Prom SA	23,125	577,786
Etam Developpement SA (a)	1,713	66,625
Euro Disney SCA *	2,261	38,658
Faurecia SA *	2,085	103,800
Fimalac	3,983	264,964
Fleury Michon SA	344	17,126
Gaumont SA	589	54,064
Geodis SA	967	201,681
GFI Informatique SA (a)	9,954	68,138
GIFI (a)	620	49,887
GL Events SA	2,064	82,428
Groupe Crit SA (a)	1,884	59,559
Groupe Open SA * (a)	2,447	43,780
Groupe Steria SCA	3,946	121,552
Guerbet SA (a)	558	110,901
Guyenne & Gascogne SA (a)	1,677	254,951
Havas SA (a)	81,824	361,525
Infogrames Entertainment SA * (a)	2,320	42,771
Ingenico SA	9,855	347,881
International Metal Service SA	4,726	182,415
Ipsos SA	7,062	259,726
Lafuma SA	424	24,077
Laurent-Perrier SA (a)	1,018	154,495
Lectra SA *	6,134	38,172
Lisi SA	1,002	106,002
LVL Medical Groupe SA *	3,125	70,495
M6-Metropole Television	11,552	266,705
Maisons France Confort SA	709	34,734
Manitou BF SA (a)	3,693	114,908
Manutan SA	1,304	93,949

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Montupet SA	553	$6,366
Mr. Bricolage SA	1,756	45,595
Neopost SA	8,197	949,549
Nexans SA	6,622	903,398
Nexity SA	6,577	265,115
Norbert Dentressangle SA	1,107	105,055
Oberthur Card Systems SA	10,817	81,618
Orco Property Group SA (a)	1,093	84,886
Orpea SA * (a)	4,196	237,094
Penauille Polyservices SA	28,582	271,690
Pierre & Vacances SA	1,327	150,810
Pinguely-Haulotte SA	2,723	55,919
Radiall SA	349	40,380
Rallye SA	5,515	418,788
Remy Cointreau SA	5,800	342,707
Rhodia SA (a)	19,787	454,366
Robertet SA	258	38,561
Rubis SA	1,857	176,693
Saft Groupe SA *	2,055	96,967
Samse SA	317	35,637
SEB SA	2,119	416,859
Sechilienne-Sidec SA	3,953	334,000
Silicon-On-Insulator Technologies SA * (a)	19,957	167,039
SOC MAR TUNNEL PRADO CAR	219	9,199
Societe BIC SA (a)	6,138	305,574
Societe des Bains de Mer & du Cercle des
Etrangers a Monaco	88	76,435
Societe Industrielle D'Aviations Latecoere SA *	552	10,820
Somfy SA	482	133,440
Sopra Group SA (a)	2,126	179,764
Spir Communication SA	493	43,948
SR Teleperformance SA	13,723	581,135
Stallergenes SA	2,320	204,649
Stef-TFE Group	3,091	201,297
Sucriere de Pithiviers-Le-Vieil SA	73	59,056
Synergie SA	1,224	37,133
Tessi SA	206	11,861
Theolia SA * (a)	5,929	213,536
Toupargel-Agrigel SA * (a)	936	26,794
Trigano SA (a)	2,853	77,719
UbiSoft Entertainment SA *	5,766	558,859
Union Financiere de France Banque SA	725	35,191
Valeo SA	13,131	523,584
Viel & Compagnie SA	7,076	44,144
Vilmorin & Compagnie SA	1,096	216,207
Virbac SA	1,389	128,640
VM Materiaux SA	579	57,677
Vranken-Pommery Monopole Group	721	56,646
Zodiac SA	10,068	533,335
		20,404,940
Germany - 5.66%
Aareal Bank AG (a)	9,029	268,717
Adlink Internet Media AG * (a)	4,151	90,411
ADVA AG Optical Networking * (a)	10,567	47,017
Aixtron AG	20,549	306,584
Altana AG	22,190	419,789

The accompanying notes are an integral part of the financial statements.
117

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
Augusta Technologie AG *	2,266	$52,880
Baader Wertpapierhandelsbank AG (a)	12,358	78,826
Balda AG * (a)	3,189	9,724
Bauer AG *	2,107	221,131
Beate Uhse AG (a)	8,223	15,607
Bechtle AG	3,518	110,940
Bilfinger Berger AG	10,261	949,831
Biotest AG	1,095	82,111
Boewe Systec AG (a)	1,342	44,679
Borussia Dortmund GMBH & Co KGAA *	20,750	52,619
Centrotec Sustainable AG *	2,162	43,120
Cewe Color Holding AG (a)	1,320	46,719
ComBOTS AG	2,445	41,195
Comdirect Bank AG	8,396	108,415
ComputerLinks AG * (a)	2,468	45,960
Conergy AG	1,920	38,115
CTS Eventim AG (a)	2,979	123,419
Curanum AG	4,385	32,473
D Logistics AG * (a)	17,468	41,307
D&S Europe AG *	12,806	258,998
DAB Bank AG	2,804	23,949
Demag Cranes AG	4,632	267,712
Deutsche Wohnen AG (a)	2,936	68,333
Deutz AG (a)	16,709	181,705
Douglas Holding AG	9,253	496,784
Drillisch AG * (a)	6,749	45,359
Duerr AG	2,766	137,703
DVB Bank AG	11	4,672
EM.TV AG *	17,451	75,475
Epcos AG	19,798	373,305
Ersol Solar Energy AG *	693	66,683
Escada AG *	2,739	60,935
Euwax AG	668	53,365
Evotec AG *	8,820	17,564
Fielmann AG	1,902	147,567
Freenet AG *	10,782	184,347
Fuchs Petrolub AG (a)	1,810	194,298
Gerry Weber International AG	3,420	123,705
Gesco AG	829	69,928
Get Nice Holdings, Ltd.	488,000	31,128
GFK AG	2,880	125,456
GFT Technologies AG *	9,511	37,732
GPC Biotech AG *	5,604	22,232
Grenkeleasing AG	1,687	67,713
Hawesko Holding AG	1,432	53,022
Heidelberger Druckmaschinen AG	17,148	428,715
Indus Holding AG	2,245	87,351
Interseroh AG	746	74,046
IVG Immobilien AG	7,054	169,772
IWKA AG	6,306	213,183
Jenoptik AG * (a)	20,577	164,865
Kloeckner & Company AG *	11,418	689,048
Kontron AG	12,033	202,554
Krones AG	5,868	491,787
KSB AG	139	101,183
KWS Saat AG	597	148,726

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
Lanxess AG (a)	22,951	$1,035,117
Leoni AG	7,378	373,964
Loewe AG *	2,108	44,864
Manz Automation AG *	201	54,724
MasterFlex AG (a)	1,234	30,813
Mediclin AG *	8,648	30,675
Medigene AG * (a)	7,224	68,556
Medion AG	7,729	164,734
MLP AG (a)	13,383	239,853
Morphosys AG *	835	60,003
MTU Aero Engines Holding AG	11,625	502,418
MVV Energie AG	7,457	362,538
Nemetschek AG	1,701	45,808
Norddeutsche Affinerie AG	12,002	576,968
Nordex AG *	7,969	362,511
Pfeiffer Vacuum Technology AG (a)	2,709	269,561
Pfleiderer AG	13,751	266,130
Premiere AG *	27,441	580,602
Qiagen AG * (a)	46,003	913,222
QSC AG *	22,823	86,282
R. Stahl AG	1,092	51,527
Rational AG (a)	513	114,440
REpower Systems AG *	2,414	784,916
Rheinmetall AG	8,704	690,874
Rhoen-Klinikum AG	22,298	688,599
Sartorius AG	997	35,644
Schlott Gruppe AG	1,862	45,045
SGL Carbon AG *	12,140	902,789
SHB Stuttgarter Finanz & Beteiligungs AG	951	42,314
Singulus Technologies AG * (a)	9,728	126,372
Sixt AG	2,811	150,001
Software AG	5,638	424,181
Solar Millennium AG *	871	44,012
Solon AG Fuer Solartechnik * (a)	1,121	80,956
Stada Arzneimittel AG (a)	15,788	1,035,296
Strabag AG	320	130,484
Stratec Biomedical Systems AG (a)	1,403	38,132
Suedzucker AG (a)	7,302	165,857
Suess MicroTec AG *	4,728	35,895
Symrise AG	29,014	724,022
Takkt AG	6,384	113,720
Utimaco Safeware AG	1,426	20,410
Versatel AG *	597	13,105
Vivacon AG (a)	3,362	45,348
Vossloh AG	7,123	1,031,697
Wacker Construction Equipment AG *	1,409	26,480
Wincor Nixdorf AG	6,637	527,117
Wire Card AG *	12,980	254,440
Wuerttembergische Lebensversicherung AG	1,865	91,367
		23,736,872
Greece - 1.99%
Agricultural Bank of Greece	63,737	251,863
Alapis Holding Industrial & Commercial SA	207,105	676,627
Alfa-Beta Vassilopoulos SA	1,130	84,384
Anek Lines SA	43,170	137,681
Aspis Bank SA	10,270	44,098

The accompanying notes are an integral part of the financial statements.
118

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Greece (continued)
Astir Palace Hotel SA *	6,080	$53,538
Athens Medical Center SA	8,110	37,221
Athens Stock Exchange SA (ASE)	21,844	419,360
Athens Water Supply and Sewage Company
SA *	9,723	164,274
Autohellas SA	8,930	49,459
Bank of Attica SA *	5,325	30,984
Bank of Greece SA	4,215	604,928
C. Rokas SA *	3,530	77,324
Commercial Bank of Greece SA *	2,052	60,656
Diagnostic & Therapeutic Center of Athens
Hygeia SA *	20,827	139,975
Duty Free Shops	2,936	51,249
Euromedica SA	1,306	13,613
Forthnet SA *	3,580	31,969
Fourlis SA	9,559	323,899
Frigoglass SA	5,740	192,709
GEK Group of Companies SA	10,265	142,450
Geniki Bank SA *	13,528	80,817
Greek Postal Savings Bank *	29,589	522,015
Halcor SA	19,210	68,140
Hellenic Technodomiki Tev SA	38,610	486,547
Heracles General Cement SA	4,800	122,917
Iaso SA *	11,020	155,671
Intracom Holdings SA	28,550	112,374
Intracom SA Technical & Steel Constructions *	26,335	36,874
J&P-Avax SA	12,040	91,034
Lambrakis Press SA	14,105	81,192
Loulis Mills SA *	9,563	45,823
Maritime Company of Lesvos SA *	26,037	23,089
Metka SA	7,830	165,912
Michaniki SA	17,800	127,939
Minoan Lines Shipping SA	16,450	121,306
Motodynamic SA *	321	2,357
Motor Oil Hellas Corinth Refineries SA	12,810	310,895
Mytilineos Holdings SA	24,821	331,319
Neochimiki LV Lavrentiadis SA	5,794	171,266
Nireus Aquaculture SA *	11,075	43,247
Piraeus Port Authority	2,275	81,334
Proton Bank SA	3,522	40,986
S&B Industrial Minerals SA	3,540	58,047
Sarantis SA	3,820	71,316
Sfakianakis SA *	3,897	43,531
Singularlogic SA *	10,414	45,202
Teletypos SA Mega Channel	7,852	85,755
Terna SA	6,110	79,467
Thessaloniki Port Authority SA	418	19,275
Titan Cement Company SA	18,631	840,570
Viohalco SA	32,346	302,940
		8,357,418
Hong Kong - 2.26%
Alco Holdings, Ltd.	94,000	27,825
Allied Group, Ltd.	34,000	144,210
Allied Properties HK, Ltd. (a)	280,000	55,254
Asia Financial Holdings, Ltd.	98,000	43,827
Asia Satellite Telecom Holdings Company, Ltd.	300,720	520,217

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Asia Standard Hotel Group, Ltd.	3,610,000	$40,245
Asia Standard International Group, Ltd.	2,374,756	44,428
Asian Union New Media Group, Ltd. *	2,550,000	42,152
Associated International Hotels *	16,000	42,440
Burwill Holdings, Ltd. * (a)	398,000	19,635
C Y Foundation Group, Ltd. *	605,000	36,437
Cafe de Coral Holdings, Ltd.	78,000	155,922
Capital Estate, Ltd. *	3,465,000	39,073
Capital Strategic Investment, Ltd.	880,000	32,138
Century City International Holdings, Ltd. (a)	3,496,000	51,966
Champion Technology Holdings, Ltd.	316,804	49,121
Chen Hsong Holdings, Ltd.	74,000	33,757
Chevalier International Holdings, Ltd.	32,000	28,294
China Grand Forestry Resources Group, Ltd. * (a)	1,420,000	140,109
China Infrastructure Investment, Ltd. *	790,000	37,456
China Metal International Holdings, Inc.	108,000	24,911
China Sci-Tech Holdings, Ltd. *	1,096,000	15,870
China Seven Star Shopping, Ltd. * (a)	850,000	15,031
China Solar Energy Holdings, Ltd. * (a)	540,000	24,219
China Timber Resources Group, Ltd. *	2,100,000	32,830
China Zenith Chemical Group, Ltd. *	350,000	21,079
Chinese People Gas Holdings Company, Ltd. * (a)	654,000	17,934
Chong Hing Bank, Ltd.	43,000	121,221
Chow Sang Sang Holdings, Ltd.	108,000	127,598
Chuang's China Investments, Ltd.	271,000	17,710
Chuang's Consortium International, Ltd.	156,000	19,390
Clear Media, Ltd. *	37,000	32,240
Coastal Greenland, Ltd.	240,000	32,907
Coslight Technology International Group, Ltd. (a)	52,000	27,853
Dickson Concepts International, Ltd.	37,000	27,926
Easyknit Enterprises Holdings, Ltd. *	205,000	814
EganaGoldpfeil Holdings, Ltd. * (a)	131,750	11,142
Emperor Capital Group, Ltd.	33,600	3,358
Emperor Entertainment Hotel, Ltd.	165,000	37,001
Emperor International Holdings, Ltd.	276,000	106,101
eSun Holdings, Ltd. * (a)	195,000	51,224
Far East Consortium International, Ltd.	330,750	111,890
First Sign International Holdings, Ltd.	200,000	54,076
Fong's Industries Company, Ltd.	66,000	34,337
Fubon Bank, Ltd.	110,000	109,522
Fushan International Energy Group, Ltd. * (a)	344,000	210,705
Genesis Energy Holdings, Ltd. *	980,000	43,324
Giordano International, Ltd. (a)	1,113,708	466,667
Global Green Tech Group, Ltd. *	204,000	35,813
Glorious Sun Enterprises, Ltd.	88,000	44,542
Golden Resorts Group, Ltd.	500,000	20,182
Golden Resorts Group, Ltd. *	100,000	827
Goldlion Holdings, Ltd.	70,000	20,003
Hang Fung Gold Technology, Ltd. (a)	310,000	79,447
Hanny Holdings, Ltd.	744,000	13,919
Harbour Centre Development, Ltd.	25,000	38,763
Heng Tai Consumables Group, Ltd. *	325,000	55,389
Hi Sun Technology China, Ltd. * (a)	375,000	57,663
HKR International, Ltd. (a)	257,600	163,725
Hon Kwok Land Investment Company, Ltd. (a)	104,000	34,649
Hongkong Chinese, Ltd.	298,000	49,260

The accompanying notes are an integral part of the financial statements.
119

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Hung Hing Printing Group, Ltd.	134,216	$34,569
Hutchison Harbour Ring, Ltd.	960,000	88,571
I.T., Ltd. (a)	242,000	72,874
i-Cable Communications, Ltd.	179,000	26,148
Imagi International Holdings, Ltd. *	140,000	14,531
Integrated Distribution Services Group, Ltd.	40,000	98,207
Interchina Holdings Company *	3,585,000	34,913
ITC Corp., Ltd.	678,559	31,737
K Wah International Holdings, Ltd.	367,227	174,110
Kantone Holdings, Ltd.	734,245	54,570
Karl Thomson Holdings, Ltd. *	92,000	20,159
Keck Seng Investments, Ltd. (a)	61,000	42,288
Lai Fung Holdings, Ltd.	974,000	26,085
Lai Sun Development Company, Ltd. *	2,414,000	42,069
Lai Sun Garment International, Ltd. *	609,000	32,776
Lippo, Ltd.	25,000	13,775
Liu Chong Hing Investment, Ltd.	40,000	51,461
Luk Fook Holdings (International), Ltd.	62,000	43,140
Luks Group Vietnam Holdings Company, Ltd.	76,000	59,504
Lung Kee Holdings, Ltd.	76,000	36,715
Macau Success, Ltd. *	276,000	41,733
Magnificent Estates, Ltd.	1,130,000	33,159
Matsunichi Communication Holdings, Ltd.	145,000	119,844
Midland Holdings, Ltd. (a)	132,000	126,183
Miramar Hotel & Investment Company, Ltd.	8,000	11,666
Nan Hai Corp., Ltd. * (a)	9,850,000	102,237
Natural Beauty Bio-Technology, Ltd.	280,000	74,271
Next Media, Ltd.	150,000	65,352
Norstar Founders Group, Ltd.	168,000	44,778
Oriental Press Group, Ltd.	202,000	33,391
Oriental Watch Holdings, Ltd.	128,000	56,915
Pacific Andes International Holdings, Ltd. (a)	302,611	57,390
Pacific Century Premium Developments, Ltd.	440,000	157,870
Paliburg Holdings, Ltd.	1,333,800	35,208
Peace Mark Holdings, Ltd.	180,000	207,589
Pico Far East Holdings, Ltd.	200,000	32,292
Playmates Holdings, Ltd.	38,400	22,389
Prime Success International Group, Ltd.	256,000	155,820
Public Financial Holdings, Ltd.	52,000	44,378
PYI Corp., Ltd. (a)	358,801	70,345
Qin Jia Yuan Media Services Company, Ltd. *	64,000	42,727
Regal Hotels International Holdings, Ltd.	1,572,000	85,611
Road King Infrastructure, Ltd.	78,000	85,957
Sa Sa International Holdings, Ltd.	112,000	46,356
SEA Holdings, Ltd.	52,000	34,783
Shanghai Zendai Property, Ltd. *	525,000	16,819
Shaw Brothers Hong Kong, Ltd.	38,000	102,257
Shell Electric Manufacturing Company, Ltd.	102,000	64,176
Shui On Construction & Materials, Ltd.	22,000	56,946
Singamas Container Holdings, Ltd.	60,000	19,221
Sino-I Technology, Ltd. *	2,940,000	30,516
Skyfame Realty Holdings, Ltd. *	216,000	27,678
Smartone Telecommunications Holdings, Ltd.	82,000	83,535
Solomon Systech International, Ltd. (a)	320,000	18,452
Sun Hung Kai & Company, Ltd.	207,000	184,615

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Superb Summit International Timber
Company, Ltd. *	2,380,000	$35,377
Symphony Holdings, Ltd.	296,000	20,103
TAI Cheung Holdings, Ltd.	76,000	45,480
Tai Fook Securities Group, Ltd.	86,000	38,570
TAK Sing Alliance Holdings, Ltd.	94,000	16,984
Tan Chong International, Ltd.	63,000	18,810
TCC International Holdings, Ltd. *	105,444	84,043
Techtronic Industries Company, Ltd. (a)	291,500	278,281
Texwinca Holdings, Ltd.	423,961	342,259
Tian An China Investment, Ltd.	210,000	156,076
Titan Petrochemicals Group, Ltd. *	600,000	24,603
Top Form International, Ltd.	226,000	17,086
Truly International Holdings, Ltd. (a)	46,000	55,408
Upbest Group, Ltd.	158,000	14,375
USI Holding Corp.	72,000	39,765
Varitronix International, Ltd.	68,000	43,394
Vedan International Holdings, Ltd.	220,000	16,633
Victory City International Holdings, Ltd. (a)	138,502	38,690
Vitasoy International Holdings, Ltd.	114,000	53,612
VST Holdings Company, Ltd.	182,000	38,014
VTech Holdings, Ltd.	42,000	247,569
Wai Kee Holdings, Ltd.	130,000	34,150
Willie International Holdings, Ltd. *	1,343,200	17,384
Wing On Company International, Ltd.	33,000	64,022
Wonson International Holdings, Ltd. *	2,300,000	45,977
Xinyi Glass Holdings Company, Ltd.	228,000	201,007
Yau Lee Holdings, Ltd.	88,000	13,306
Yip's Chemical Holdings, Ltd.	112,000	76,926
Yugang International, Ltd.	1,366,000	24,156
		9,490,289
India - 0.04%
Federal Bank, Ltd.	10,024	51,944
HTMT Global Solutions, Ltd.	2,398	20,057
Moser Baer India, Ltd.	9,487	40,558
Motherson Sumi Systems, Ltd.	7,017	14,206
NIIT, Ltd.	11,250	29,440
		156,205
Ireland - 1.39%
C&C Group PLC - London Exchange	86,183	693,860
DCC PLC	17,641	410,302
DCC PLC	7,357	172,829
Dragon Oil PLC *	34,938	360,372
Dragon Oil PLC *	15,803	162,156
FBD Holdings PLC - London	3,926	223,426
FBD Holdings PLC (a)	3,299	123,178
Fyffes PLC	113,040	141,921
Glanbia PLC	36,709	282,123
Greencore Group PLC	45,227	214,322
Iaws Group PLC - London Exchange	19,252	479,221
Iaws Group PLC	18,171	441,853
IFG Group PLC	17,394	55,474
Independent News & Media PLC - London
Exchange	117,179	419,293
Independent News & Media PLC	42,581	152,364
Irish Continental Group PLC *	2,933	92,401

The accompanying notes are an integral part of the financial statements.
120

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Ireland (continued)
Irish Continental Group PLC *	2,896	$89,658
Kenmare Resources PLC *	114,460	117,527
Kingspan Group PLC - London Exchange	24,570	262,604
McInerney Holdings PLC	27,705	38,792
Paddy Power PLC - London Exchange	5,097	186,823
Paddy Power PLC	7,635	274,979
United Drug PLC (a)	67,935	410,077
		5,805,555
Italy - 3.29%
Acea SpA	9,068	189,182
Acegas-APS SpA	3,947	33,036
Actelios SpA	8,203	95,458
Aedes SpA *	6,455	17,865
Amplifon SpA (a)	31,967	100,087
Ansaldo STS SpA	18,782	288,694
AS Roma SpA *	21,755	44,676
Astaldi SpA	11,817	110,582
Autogrill SpA *	26,678	392,423
Azimut Holding SpA *	28,280	288,838
Banca Finnat Euramerica SpA	35,792	47,554
Banca Generali SpA	5,276	44,283
Banca IFIS SpA	3,357	50,581
Banca Intermobiliare SpA	17,737	137,972
Banca Italease *	27,706	315,734
Banca Popolare dell'Etruria e del Lazio Scrl	14,387	173,465
Banca Profilo SpA *	11,108	24,367
Banco di Desio e della Brianza SpA	15,647	165,044
Benetton Group SpA, SADR	200	5,320
Benetton Group SpA	20,812	278,939
Biesse SpA	3,083	63,072
Bonifica Ferraresi e Imprese Agricole SpA	918	53,557
Brembo SpA	12,719	149,297
Bulgari SpA (a)	39,247	453,359
Caltagirone Editore SpA	9,281	52,774
Caltagirone SpA	7,345	59,992
Carraro SpA	4,324	38,445
Cementir SpA	24,008	206,361
CIR-Compagnie Industriali Riunite SpA	95,506	262,398
Class Editori SpA (a)	25,163	47,290
Credito Artigiano SpA	27,027	111,846
Credito Bergamasco SpA *	4,262	184,530
Credito Emiliano SpA (a)	23,349	251,552
Cremonini SpA	25,773	120,089
Danieli & Company SpA	7,817	324,098
Davide Campari Milano SpA (a)	46,001	435,121
De Longhi SpA	23,047	107,566
Digital Multimedia Technologies SpA *	2,000	68,609
ERG SpA	20,081	459,243
Ergo Previdenza SpA	5,344	34,378
Esprinet SpA (a)	4,770	35,620
Fiera Milano SpA *	3,657	39,484
Gemina SpA	269,900	396,383
Gewiss SpA (a)	7,271	43,664
GranitiFiandre SpA	7,189	75,606
GreenergyCapital SpA *	176	262
Gruppo Coin SpA *	12,232	72,219

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Italy (continued)
Gruppo Editoriale L'Espresso SpA	53,954	$165,444
Guala Closures SpA *	13,409	83,131
Hera SpA	27,856	118,093
Immsi SpA (a)	42,868	59,756
Impregilo SpA * (a)	87,969	541,957
Indesit Company SpA	7,439	93,222
Industria Macchine Automatiche SpA (a)	5,896	127,134
Intek SpA	30,078	30,205
Interpump SpA	16,266	158,794
Iride SpA (a)	103,369	348,569
Italmobiliare SpA	2,854	281,769
Juventus Football Club SpA *	6,895	11,027
KME Group SpA * (a)	17,570	30,970
Marazzi Gruppo Ceramiche SpA	7,759	85,342
Mariella Burani SpA (a)	3,142	85,690
Marr SpA	5,328	56,365
Meliorbanca SpA	17,273	69,868
Milano Assicurazioni SpA	57,658	362,618
Mirato SpA	3,489	45,378
Mondadori (Arnoldo) Editore SpA	30,516	222,540
Navigazione Montanari SpA	17,762	73,781
Nice SpA	8,114	38,596
Permasteelisa SpA	4,223	90,665
Piccolo Credito Valtellinese Scrl (a)	52,837	591,848
Pirelli & C Real Estate SpA	5,311	136,415
Premafin Finanziaria SpA (a)	50,691	112,773
Premuda SpA	17,385	37,865
Recordati SpA	29,632	237,184
Reno de Medici SpA *	57,383	33,924
Risanamento SpA * (a)	13,318	28,966
Sabaf SpA	641	19,875
SAES Getters SpA (a)	2,559	68,715
Safilo Group SpA	62,514	174,575
Save SpA (a)	3,613	56,209
Snia SPA * *	58,742	56,204
Societa Cattolica di Assicurazioni Scrl (a)	13,076	644,262
Societa Partecipazioni Finanziarie SpA *	121,974	85,392
Socotherm SpA *	2,703	23,234
Sogefi SpA	14,065	72,264
Sol SpA	10,699	78,190
Sorin SpA *	67,066	115,815
Stefanel SpA * (a)	8,571	15,335
Telecom Italia Media SpA *	455,979	91,511
Tiscali SpA * (a)	92,000	343,510
Tod's SpA	3,091	192,690
Trevi Finanziaria SpA	9,055	232,441
Vianini Lavori SpA	5,861	94,739
Vittoria Assicurazioni SpA	5,949	118,188
		13,793,953
Japan - 21.30%
A&A Material Corp.	19,000	19,285
Abilit Corp. (a)	3,000	5,208
Achilles Corp.	54,000	84,519
Adeka Corp.	24,100	219,922
Aderans Company, Ltd. (a)	8,200	171,514
Advan Company, Ltd. (a)	2,200	14,128

The accompanying notes are an integral part of the financial statements.
121

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Advanex, Inc.	12,000	$15,709
Aeon Delight Company, Ltd. (a)	4,000	76,456
Aeon Fantasy Company, Ltd. (a)	4,780	64,069
Ahresty Corp.	6,700	103,595
AI Holdings Corp. (a)	12,600	73,147
Aica Kogyo Company, Ltd. (a)	13,900	124,074
Aichi Bank, Ltd. (a)	2,300	196,139
Aichi Corp. (a)	10,600	82,853
Aichi Machine Industry Company, Ltd.	17,000	63,698
Aichi Steel Corp. (a)	30,000	153,671
Aichi Tokei Denki Company, Ltd.	10,000	22,861
Aida Engineering, Ltd.	17,000	95,143
Aigan Company, Ltd. (a)	4,600	30,632
Aiphone Company, Ltd. (a)	5,700	89,052
Airport Facilities Company, Ltd.	13,200	102,675
Aisan Industry Company, Ltd.	9,300	97,923
Akebono Brake Industry Company, Ltd. (a)	17,000	126,750
Akindo Sushiro Company, Ltd. (a)	1,000	22,055
Akita Bank, Ltd.	57,000	262,777
Aloka Company, Ltd.	5,000	68,630
Alpha Corp. (a)	1,000	10,197
Alpha Systems, Inc. (a)	2,600	66,591
Alpine Electronics, Inc. (a)	14,500	185,961
Alps Logistics Company, Ltd.	2,000	22,709
Altech Corp *	3,700	39,766
Amano Corp. (a)	16,400	176,103
Amuse, Inc. (a)	2,000	34,206
Ando Corp.	14,000	27,092
Anest Iwata Corp.	6,000	25,157
Anritsu Corp. (a)	28,000	89,509
AOC Holdings, Inc. (a)	10,500	131,275
AOI Electronic Company, Ltd.	1,700	19,609
AOKI Holdings, Inc. (a)	6,200	103,451
Aomori Bank, Ltd.	39,000	163,147
Arakawa Chemical Industries, Ltd.	3,500	37,683
Araya Industrial Company, Ltd.	14,000	33,599
Arealink Company, Ltd.	70	6,839
Ariake Japan Company, Ltd. (a)	4,900	80,644
Arisawa Manufacturing Company, Ltd.	8,200	56,393
Aronkasei Company, Ltd.	7,000	24,967
Art Corp. (a)	2,000	31,967
As One Corp. (a)	1,900	39,290
Asahi Diamond Industrial Company, Ltd.	18,000	132,669
Asahi Kogyosha Company, Ltd.	8,000	29,899
Asahi Organic Chemicals
Industry Company, Ltd. (a)	20,000	56,915
Asahi Pretec Corp. (a)	5,900	180,772
Asahi Tec Corp. * (a)	74,000	58,262
Asanuma Corp.	17,000	23,866
ASATSU-DK, Inc. (a)	8,700	250,057
Ashimori Industry Company, Ltd.	13,000	27,993
Asia Securities Printing Company, Ltd. (a)	9,300	67,928
ASKA Pharmaceutical Company, Ltd.	5,000	37,896
Asunaro Aoki Construction Company, Ltd. (a)	11,000	63,441
Atsugi Company, Ltd.	50,000	67,824
Aucnet, Inc.	2,700	53,401

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Autobacs Seven Company, Ltd.	8,100	$237,422
Avex Group Holdings, Inc.	8,200	95,208
Awa Bank (The), Ltd.	47,000	291,131
Azel Corp. (a)	17,000	25,802
Bando Chemical Industries, Ltd.	22,000	85,980
Bank of Ikeda, Ltd. (a)	4,800	145,703
Bank of Iwate, Ltd.	4,400	281,730
Bank of Nagoya (The), Ltd.	47,000	318,327
Bank of Okinawa, Ltd.	4,800	182,129
Bank of Saga, Ltd.	44,000	166,534
Bank of the Ryukyus, Ltd. (a)	9,600	105,452
Belluna Company, Ltd. (a)	9,298	75,322
Best Denki Company, Ltd. (a)	18,000	112,863
Bookoff Corp. (a)	3,000	25,640
BSL Corp. * (a)	27,000	4,866
Bunka Shutter Company, Ltd. (a)	14,000	59,761
C.I. Kasei Company, Ltd.	4,000	10,434
CAC Corp.	3,400	34,606
Calsonic Kansei Corp	41,000	171,903
Canon Electronics, Inc. (a)	4,500	125,498
Canon Finetech, Inc.	6,000	91,007
Cawachi, Ltd.	4,400	128,970
Central Finance Company, Ltd.	26,000	79,416
Central Glass Company, Ltd. (a)	48,000	197,154
Century Leasing System, Inc.	7,600	85,213
CFS Corp. (a)	4,500	24,075
Chiba Kogyo Bank, Ltd. *	12,000	174,616
Chino Corp.	11,000	30,364
Chiyoda Company, Ltd. (a)	7,400	127,615
Chofu Seisakusho Company, Ltd.	5,900	123,966
Chori Company, Ltd. * (a)	50,000	64,978
Chubu Shiryo Company, Ltd. (a)	6,000	55,378
Chudenko Corp. (a)	8,400	145,896
Chuetsu Pulp & Paper Company, Ltd.	15,000	29,738
Chugai Mining Company, Ltd. (a)	34,900	11,587
Chugai Ro Company, Ltd. (a)	19,000	82,546
Chugoku Marine Paints, Ltd. (a)	13,000	99,886
Chukyo Bank, Ltd.	49,000	145,485
Chuo Denki Kogyo Company, Ltd. *	6,000	97,325
Chuo Gyorui Company, Ltd.	12,000	27,888
Chuo Spring Company, Ltd.	14,000	58,699
Circle K Sunkus Company, Ltd. (a)	13,000	211,117
CKD Corp. (a)	14,200	102,910
Clarion Company, Ltd. (a)	51,000	96,756
Cleanup Corp. (a)	5,000	33,201
CMK Corp. (a)	13,700	105,914
Coca-Cola Central Japan Company, Ltd.	15	122,083
cocokara fine HOLDINGS, Inc. *	1,430	27,808
Colowide Company, Ltd. (a)	14,000	67,995
Columbia Music Entertainment, Inc. * (a)	29,000	22,282
Commuture Corp.	9,000	60,700
Computer Engineering & Consulting, Ltd. (a)	2,900	26,409
COMSYS Holdings Corp. (a)	34,000	288,332
Corona Corp.	6,600	93,785
Cosel Company, Ltd. (a)	5,600	63,373
Cosmo Securities Company, Ltd. * (a)	63,000	65,139

The accompanying notes are an integral part of the financial statements.
122

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Creed Corp (a)	25	$29,406
Cross Plus, Inc.	2,000	21,533
CTI Engineering Company, Ltd.	5,500	35,895
Culture Convenience Club Company, Ltd. (a)	21,700	95,923
Cybozu, Inc.	45	16,904
D&M Holdings, Inc. (a)	22,000	92,449
D.G. Roland Corp. (a)	1,700	52,248
Dai Nippon Toryo Company, Ltd. (a)	22,000	26,921
Dai-Dan Company, Ltd.	6,000	27,547
Daido Kogyo Company, Ltd.	11,000	23,895
Daido Metal Company, Ltd. (a)	12,000	69,323
Daidoh, Ltd. (a)	7,600	78,509
Daiei, Inc. *	16,350	120,663
Daifuku Company, Ltd. (a)	22,000	258,357
Daihen Corp. (a)	26,000	124,056
Daiho Corp.	14,000	18,725
Daiichi Chuo Kisen Kaisha (a)	7,000	49,469
Daiichi Jitsugyo Company, Ltd.	17,000	80,630
Daiichi Kigenso Kagaku-Kogyo Company, Ltd. *	1,100	27,286
Daiken Corp.	23,000	41,017
Daiki Aluminium Industry Company, Ltd. *	9,000	43,882
Daiko Clearing Services Corp.	3,000	20,774
Daikoku Denki Company, Ltd.	1,400	15,193
Daikyo, Inc. (a)	55,144	109,326
Daimei Telecom Engineering Corp.	8,000	81,503
Dainichi Company, Ltd.	3,800	18,816
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	21,000	83,068
Dainippon Screen Manufacturing
Company, Ltd. (a)	61,000	286,426
Daio Paper Corp. (a)	25,000	206,792
Daisan Bank, Ltd.	42,000	150,199
Daiseki Company, Ltd. (a)	7,000	211,155
Daiso Company, Ltd. (a)	25,000	74,701
Daisyo Corp.	4,800	56,050
Daito Bank, Ltd.	19,000	17,302
Daiwa Industries, Ltd.	13,000	60,795
Daiwa Seiko, Inc. (a)	18,000	29,197
Daiwabo Company, Ltd. (a)	33,000	83,580
Daiwabo Information System Company, Ltd. (a)	3,000	50,939
Danto Holdings Corp.	12,000	22,311
DC Company, Ltd. (a)	8,000	24,360
DCM Japan Holdings Company, Ltd. (a)	19,520	136,651
Denki Kogyo Company, Ltd. (a)	15,000	88,645
Denyo Company, Ltd.	7,200	68,093
Descente, Ltd. (a)	15,000	87,934
DIA Kensetsu Company, Ltd. *	15,300	4,064
Don Quijote Company, Ltd. * (a)	9,600	200,797
Doshisha Company, Ltd. (a)	3,100	52,666
Doutor Nichires Holdings Company, Ltd.	6,893	117,041
DTS Corp. (a)	4,800	96,756
Dwango Company, Ltd. * (a)	19	53,168
Dydo Drinco, Inc. (a)	3,300	120,518
Dynic Corp.	13,000	27,376
E-Access, Ltd. (a)	1,000	559,666
Eagle Industry Company, Ltd.	5,000	44,346
Ebara Corp. (a)	101,000	340,116

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
EDION Corp. (a)	20,200	$182,609
Ehime Bank, Ltd. (a)	47,000	164,959
Eighteenth Bank, Ltd.	46,000	174,104
Eiken Chemical Company, Ltd.	4,000	33,201
Eizo Nanao Corp.	4,000	98,653
Eneserve Corp. * (a)	4,800	18,987
Enplas Corp. (a)	4,400	52,965
Enshu, Ltd. (a)	15,000	20,205
Epson Toyocom Corp. (a)	19,000	67,767
Espec Corp.	3,000	30,421
Exedy Corp. (a)	6,900	183,267
Ezaki Glico Company, Ltd. (a)	11,000	118,118
F&A Aqua Holdings, Inc.	3,800	25,953
Fancl Corp. (a)	9,400	109,051
FDK Corp. * (a)	21,000	27,291
Foster Electric Company, Ltd. (a)	5,200	117,890
FP Corp. (a)	2,900	83,352
France Bed Holdings Company, Ltd. (a)	42,000	63,745
Fudo Construction Company, Ltd. (a)	27,000	26,892
Fuji Company, Ltd. (a)	5,700	101,380
Fuji Corp., Ltd.	5,000	16,221
Fuji Kiko Company, Ltd. (a)	11,000	20,138
Fuji Kosan Company, Ltd. * (a)	21,000	24,900
Fuji Kyuko Company, Ltd. (a)	17,000	61,762
Fuji Oil Company, Ltd.	16,900	155,983
Fuji Software ABC, Inc. (a)	7,600	147,069
Fujibo Holdings, Inc.	15,000	33,438
Fujicco Company, Ltd.	7,000	77,291
Fujikura Kasei Company, Ltd.	5,300	55,906
Fujikura Rubber, Ltd.	5,000	23,288
Fujita Corp. (a)	5,400	12,806
Fujita Kanko, Inc. (a)	13,000	87,801
Fujitec Company, Ltd.	17,000	104,819
Fujitsu Business Systems, Ltd. (a)	5,100	68,648
Fujitsu Frontech, Ltd.	4,000	35,477
Fujitsu General, Ltd. *	14,000	70,518
Fujiya Company, Ltd. * (a)	19,000	26,494
Fukuda Corp.	8,000	30,051
Fukui Bank, Ltd.	67,000	209,732
Fukushima Bank, Ltd.	69,000	60,216
Fukushima Industries Corp.	3,000	29,311
Fukuyama Transporting Company, Ltd. (a)	49,000	181,740
Funai Consulting Company, Ltd.	5,000	29,074
Funai Electric Company, Ltd.	5,400	196,699
Furukawa Battery Company, Ltd. *	5,000	28,932
Furukawa Company, Ltd.	73,000	127,414
Furusato Industries, Ltd.	2,000	20,584
Fuso Pharmaceutical Industries, Ltd. (a)	13,000	43,284
Futaba Corp.	10,000	175,678
Future System Consulting Corp.	36	21,275
Fuyo General Lease Company, Ltd.	4,500	133,608
Gakken Company, Ltd. (a)	23,000	61,089
Gecoss Corp.	5,500	24,208
Geo Corp. (a)	96	85,600
Gigas K's Denki Corp. (a)	9,100	163,147
GMO Internet, Inc. (a)	6,000	34,718

The accompanying notes are an integral part of the financial statements.
123

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Godo Steel, Ltd. (a)	31,000	$126,153
Goldcrest Company, Ltd. (a)	4,430	96,651
Goldwin, Inc. *	12,000	26,181
Goodwill Group, Inc. * (a)	327	35,641
Gourmet Kineya Company, Ltd.	5,000	36,710
Green Hospital Supply, Inc. (a)	42	26,374
GS Yuasa Corp. (a)	86,000	324,682
Gulliver International Company, Ltd. (a)	1,130	36,552
Gun-Ei Chemical Industry Company, Ltd. (a)	11,000	22,643
Gunze, Ltd. (a)	56,000	281,009
Hakuto Company, Ltd.	6,800	69,858
Hakuyosha Company, Ltd.	5,000	13,517
Hankyu Department Stores	6,000	44,622
Hanwa Company, Ltd. (a)	49,000	311,421
Happinet Corp. (a)	1,600	23,950
Harashin Narus Holdings Company, Ltd. (a)	3,000	32,385
Harima Chemicals, Inc.	5,000	22,956
Haruyama Trading Company, Ltd. (a)	2,700	15,188
Hayashikane Sangyo Company, Ltd. * (a)	28,000	31,873
Hazama Corp. (a)	18,700	20,932
Heiwa Corp.	9,400	102,988
Heiwado Company, Ltd.	9,000	150,939
Hibiya Engineering, Ltd. (a)	11,000	87,128
Higashi-Nippon Bank, Ltd.	35,000	151,062
HIS Company, Ltd.	6,400	97,075
Hitachi Information Systems, Ltd.	8,500	184,239
Hitachi Kokusai Electric, Inc. (a)	16,000	151,926
Hitachi Maxell, Ltd.	13,900	181,562
Hitachi Medical Corp.	12,000	93,341
Hitachi Plant Technologies, Ltd. (a)	25,000	94,859
Hitachi Software Engineering Company, Ltd. (a)	3,000	73,705
Hitachi Systems & Services, Ltd.	4,000	75,887
Hitachi Tool Engineering, Ltd.	5,900	72,309
Hitachi Transport System, Ltd. (a)	15,000	186,540
Hitachi Zosen Corp. * (a)	157,000	204,031
Hochiki Corp.	7,000	52,590
Hodogaya Chemical Company, Ltd. (a)	25,000	65,215
Hogy Medical Company, Ltd.	3,200	164,523
Hokkaido Gas Company, Ltd.	14,000	33,466
Hokkan Holdings, Ltd.	11,000	33,495
Hokuetsu Bank, Ltd. (a)	52,000	128,249
Hokuetsu Industries Company, Ltd. * (a)	10,000	36,141
Hokuetsu Paper Mills, Ltd. (a)	32,000	144,489
Hokuriku Electric Industry Company, Ltd. (a)	12,000	21,172
Hokuto Corp. (a)	6,000	130,620
Horiba, Ltd. *	7,200	204,895
Horipro, Inc.	3,300	38,754
Hosiden Corp. (a)	12,100	259,974
Hosokawa Micron Corp.	10,000	73,515
Howa Machinery, Ltd. (a)	20,000	19,351
I Metal Technology Company, Ltd.	10,000	21,059
IBJ Leasing Company, Ltd.	6,000	127,775
Ichikoh Industries, Ltd.	12,000	29,710
Ichiyoshi Securities Company, Ltd. (a)	10,600	107,589
ICOM, Inc.	3,000	75,555
IDEC Corp. (a)	7,000	82,935

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Ihara Chemical Industry Company, Ltd.	10,000	$29,596
Iino Kaiun Kaisha, Ltd. (a)	20,700	198,321
Ikegami Tsushinki Company, Ltd. * (a)	13,000	19,854
Imasen Electric Industrial Company, Ltd.	3,900	65,962
Imperial Hotel Ltd * (a)	1,300	45,134
Impress Holdings, Inc.	105	16,484
Inaba Denki Sangyo Company, Ltd.	4,800	150,256
Inaba Seisakusho Company, Ltd.	2,400	28,845
Inabata & Company, Ltd.	11,000	64,381
Inageya Company, Ltd.	6,000	51,338
Ines Corp. (a)	14,100	82,524
Information Services International -
Dentsu, Ltd. (a)	3,400	27,221
Inui Steamship Company, Ltd. (a)	4,900	75,438
Invoice, Inc.	2,047	33,262
Ise Chemical Corp.	6,000	44,394
Iseki & Company, Ltd. * (a)	49,000	140,372
Ishihara Sangyo Kaisha, Ltd. * (a)	78,000	119,124
Ishii Hyoki Company, Ltd. (a)	1,600	41,586
IT Holdings Corp. *	12,820	250,514
Itochu Enex Company, Ltd.	13,200	91,155
Itochu-Shokuhin Company, Ltd.	2,400	80,592
Itoham Foods, Inc.	37,000	187,071
Itoki Corp.	8,000	44,546
Iwasaki Electric Company, Ltd.	11,000	30,677
Iwatani International Corp. (a)	47,000	150,692
Iwatsu Electric Company, Ltd. * (a)	17,000	17,739
Izumiya Company, Ltd.	21,000	139,044
J. Bridge Corp. *	7,000	3,386
Jalux, Inc. (a)	2,200	29,780
Jamco Corp.	3,000	23,335
Janome Sewing Machine Company, Ltd. (a)	19,000	17,122
Japan Aviation Electronics Industry, Ltd. (a)	14,000	123,240
Japan Cash Machine Company, Ltd. (a)	6,200	51,990
Japan Digital Laboratory Company, Ltd.	5,400	74,582
Japan Foundation Engineering Company, Ltd. (a)	7,000	15,936
Japan General Estate Company, Ltd. (a)	4,400	38,148
Japan Pulp & Paper Company, Ltd.	23,000	82,252
Japan Radio Company, Ltd. (a)	29,000	100,133
Japan Servo Company, Ltd. * (a)	6,000	57,940
Japan Transcity Corp., Ltd. (a)	19,000	74,616
Japan Vilene Company, Ltd. (a)	12,000	56,688
Japan Wool Textile Company, Ltd.	16,000	144,792
Jastec Company, Ltd. *	3,900	25,526
JBCC Holdings, Inc. (a)	4,200	30,398
JBIS Holdings, Inc.	10,000	40,505
Jeans Mate Corp. (a)	2,300	14,290
Jeol, Ltd. (a)	19,000	78,941
Jidosha Buhin Kogyo Company, Ltd. *	9,000	41,064
JK Holdings Company, Ltd.	5,700	32,874
JMS Company, Ltd.	9,000	24,417
Joban Kosan Company, Ltd.	15,000	26,323
J-Oil Mills, Inc.	23,000	77,670
Joint Corp. (a)	4,700	36,113
Joshin Denki Company, Ltd. (a)	12,000	100,171
JSP Corp.	8,200	74,284

The accompanying notes are an integral part of the financial statements.
124

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Juki Corp. (a)	29,000	$99,858
Jyomo Company, Ltd. *	24,000	36,198
Kabuki-Za Company, Ltd.	1,000	45,912
Kadokawa Holdings, Inc. (a)	5,400	133,182
Kaga Electronics Company, Ltd.	6,800	91,660
Kagawa Bank, Ltd.	22,000	138,361
Kagoshima Bank(The), Ltd.	32,000	273,193
Kakaku.com, Inc.	22	125,422
Kaken Pharmaceutical Company, Ltd.	23,000	178,685
Kameda Seika Company, Ltd.	4,000	54,563
Kamei Corp.	5,000	23,146
Kanaden Corp.	6,000	33,011
Kanagawa Chuo Kotsu Company, Ltd.	8,000	38,095
Kanamoto Company, Ltd.	5,000	30,212
Kandenko Company, Ltd. * (a)	25,000	164,817
Kanematsu Corp. *	89,000	128,325
Kanematsu Electronics, Ltd.	4,500	35,942
Kanto Auto Works, Ltd.	9,800	133,772
Kanto Denka Kogyo Company, Ltd.	13,000	68,934
Kanto Natural Gas Development, Ltd. (a)	11,000	80,554
Kanto Tsukuba Bank, Ltd.	17,200	99,199
Kasai Kogyo Company, Ltd.	8,000	25,802
Kasumi Company, Ltd.	6,000	39,328
Katakura Industries Company, Ltd. (a)	5,000	88,693
Kato Sangyo Company, Ltd.	7,000	81,540
Kato Works Company, Ltd.	10,000	45,248
Kawada Industries, Inc. *	16,000	26,257
Kawai Musical Instruments Manufacturing
Company, Ltd.	16,000	25,650
Kawasaki Kinkai Kisen Kaisha, Ltd. *	5,000	23,193
Kawashima Selkon Textiles Company, Ltd. * (a)	17,000	17,416
Kawasumi Laboratories, Inc. * (a)	4,000	23,563
Kayaba Industry Company, Ltd.	42,000	194,422
Keihin Company, Ltd.	10,000	16,695
Keihin Corp. (a)	11,400	202,869
Keiiyu Company, Ltd.	4,400	18,657
Keiyo Company, Ltd. (a)	6,100	32,635
Kenedix, Inc.	142	210,131
Kentucky Fried Chicken Japan, Ltd.	4,000	72,851
Kenwood Corp. (a)	96,000	105,635
KEY Coffee, Inc. (a)	5,800	101,563
Kibun Food Chemifa Company, Ltd. (a)	4,000	41,282
Kimura Chemical Plants Company, Ltd. * (a)	3,700	39,801
Kinki Nippon Tourist Company, Ltd. (a)	9,000	16,904
Kinki Sharyo Company, Ltd.	7,000	30,943
Kintetsu World Express, Inc. (a)	4,600	127,850
Kinugawa Rubber Industrial Company, Ltd. (a)	25,000	64,978
Kioritz Corp. (a)	10,000	30,829
Kishu Paper Company, Ltd. *	17,000	22,254
Kisoji Company, Ltd. (a)	4,200	86,255
Kissei Pharmaceutical Company, Ltd.	10,000	224,341
Kitagawa Iron Works Company, Ltd.	12,000	26,067
Kita-Nippon Bank, Ltd.	2,500	89,167
Kitano Construction Corp. (a)	12,000	27,888
Kitz Corp. (a)	22,000	123,544
Kiyo Holdings, Inc.	196,000	330,943

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Koa Corp. (a)	10,700	$87,593
Koatsu Gas Kogyo Company, Ltd.	15,000	88,930
Kobayashi Pharmaceutical Company, Ltd.	6,900	213,375
Koei Company, Ltd. (a)	5,100	74,502
Kohnan Shoji Company, Ltd.	5,800	87,809
Koike Sanso Kogyo Company, Ltd.	9,000	48,065
Kojima Company, Ltd. (a)	3,100	16,320
Kokuyo Company, Ltd.	25,100	233,095
Komatsu Seiren Company, Ltd.	9,000	37,052
Komatsu Wall Industry Company, Ltd.	2,100	25,956
Komeri Company, Ltd. (a)	8,800	238,323
Komori Corp.	15,400	301,660
Konaka Company, Ltd.	4,600	25,352
Kondotec, Inc.	3,000	16,961
Konishi Company, Ltd.	3,900	34,997
Kosaido Company, Ltd.	3,800	18,816
Kose Corp.	8,400	196,016
Kosei Securities Company, Ltd. (a)	18,000	21,002
Krosaki Harima Corp. (a)	15,000	44,678
KRS Corp.	2,700	21,463
Kumagai Gumi Company, Ltd. (a)	54,000	60,956
Kumiai Chemical Industry Company, Ltd. (a)	15,000	47,097
Kura Corp. *	16	41,131
Kurabo Industries, Ltd.	54,000	117,814
Kureha Corp.	33,000	193,142
Kurimoto, Ltd.	28,000	41,169
Kuroda Electric Company, Ltd.	6,200	94,159
Kyoden Company, Ltd.	7,000	11,089
Kyodo Printing Company, Ltd.	28,000	80,478
Kyodo Shiryo Company, Ltd.	24,000	38,247
Kyoei Tanker Co Ltd * (a)	13,000	38,475
Kyokuto Kaihatsu Kogyo Company, Ltd. (a)	10,200	70,148
Kyokuyo Company, Ltd. (a)	16,000	30,507
Kyoritsu Maintenance Company, Ltd. (a)	2,000	36,900
Kyosan Electric Manufacturing Company, Ltd. (a)	11,000	41,947
Kyoto Kimono Yuzen Company, Ltd. (a)	24	22,743
Kyowa Exeo Corp. (a)	18,000	177,405
Kyowa Leather Cloth Company, Ltd.	5,200	25,847
Kyudenko Corp.	14,000	86,720
Laox Company, Ltd. *	10,000	5,597
Life Corp. (a)	11,000	156,517
Lintec Corp	12,100	216,932
Lion Corp.	52,000	230,848
Livedoor Auto Company, Ltd. * (a)	29,500	14,271
Macnica, Inc. (a)	3,400	47,056
Maeda Corp. (a)	46,000	177,158
Maeda Road Construction Company, Ltd.	20,000	142,478
Maezawa Industries, Inc.	5,100	12,094
Maezawa Kasei Industries Company, Ltd. (a)	2,000	21,912
Maezawa Kyuso Industries Company, Ltd.	2,400	44,394
Makino Milling Machine Company, Ltd.	30,000	217,416
Mandom Corp.	5,800	151,300
Mars Engineering Corp. (a)	2,900	49,049
Marubun Corp. (a)	3,000	19,067
Marudai Food Company, Ltd.	29,000	62,445
Maruetsu, Inc. * (a)	19,000	143,825

The accompanying notes are an integral part of the financial statements.
125

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Maruha Group, Inc. (a)	107,815	$176,930
Maruka Machinery Company, Ltd.	3,000	28,742
Marusan Securities Company, Ltd. (a)	15,500	120,565
Maruwa Company, Ltd. (a)	1,400	18,380
Maruyama Manufacturing Company, Inc. (a)	10,000	23,146
Maruzen Company, Ltd., Second Section	4,000	18,023
Maruzen Company, Ltd. * (a)	23,000	24,872
Maruzen Showa Unyu Company, Ltd.	23,000	75,707
Maspro Denkoh Corp.	4,000	32,669
Matsuda Sangyo Company, Ltd. (a)	3,200	72,093
Matsui Construction Company, Ltd.	8,000	25,346
Matsuya Company, Ltd. (a)	8,100	180,948
Matsuya Foods Company, Ltd.	4,300	52,333
Max Company, Ltd.	11,000	140,343
Maxvalu Tokai Company, Ltd.	3,000	46,443
MEC Company, Ltd. (a)	2,400	21,537
Megachips Corp. (a)	5,600	70,544
Meidensha Corp. (a)	37,000	115,120
Meiji Shipping Company, Ltd. *	3,900	23,529
Meitec Corp.	7,200	213,090
Meito Sangyo Company, Ltd. (a)	4,700	101,651
Meiwa Corp. * (a)	8,000	21,097
Meiwa Estate Company, Ltd. (a)	5,000	37,801
Mercian Corp.	19,400	46,006
Michinoku Bank, Ltd.	39,000	123,563
Mikuni Coca-Cola Bottling Company, Ltd.	9,000	96,898
Mikuni Corp.	9,000	24,417
Milbon Company, Ltd.	3,200	63,441
Mimasu Semiconductor Industry Company,
Ltd.	3,600	74,104
Minato Bank, Ltd.	77,000	154,117
Ministop Company, Ltd. (a)	3,700	72,301
Miraca Holdings, Inc. (a)	7,700	189,907
Misawa Homes Holdings, Inc. * (a)	6,000	37,906
Mitani Corp.	4,000	33,466
Mito Securities Company, Ltd.	17,000	55,957
Mitsuba Corp., Ltd.	8,000	51,148
Mitsubishi Cable Industries, Ltd. (a)	37,000	46,680
Mitsubishi Kakoki Kaisha, Ltd. (a)	11,000	39,025
Mitsubishi Paper Mills, Ltd.	84,000	211,155
Mitsubishi Pencil Company, Ltd.	5,600	79,309
Mitsubishi Steel Manufacturing Company, Ltd.	33,000	143,682
Mitsuboshi Belting Company, Ltd. (a)	22,000	113,527
Mitsui High-Tec, Inc.	7,100	58,325
Mitsui Home Company, Ltd.	12,000	66,363
Mitsui Knowledge Industry Company, Ltd.	124	36,875
Mitsui Matsushima Company, Ltd. *	17,000	65,310
Mitsui Mining Company, Ltd.	38,000	117,871
Mitsui Sugar Company, Ltd.	27,000	94,508
Mitsui-Soko Company, Ltd. (a)	29,000	147,998
Mitsumura Printing Company, Ltd.	7,000	25,299
Mitsuuroko Company, Ltd. (a)	13,000	83,485
Miura Company, Ltd. (a)	6,400	158,452
Miyazaki Bank, Ltd.	36,000	160,159
Miyoshi Oil & Fat Company, Ltd.	14,000	20,053
Miyuki Holdings Company, Ltd.	8,000	21,400

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Mizuno Corp. (a)	22,000	$132,726
Mochida Pharmaceutical Company, Ltd. (a)	16,000	174,540
Modec, Inc.	7,400	275,868
Morinaga & Company, Ltd. (a)	60,000	117,814
Morinaga Milk Industry Company, Ltd. (a)	50,000	149,877
Morita Corp.	6,000	24,644
Mory Industries, Inc. (a)	11,000	39,129
MOS Food Services, Inc. (a)	7,000	88,977
Moshi Moshi Hotline, Inc.	6,350	164,141
Mr. Max Corp.	7,300	27,976
Mutoh Holdings Company, Ltd. *	8,000	26,257
Mutow Company, Ltd.	7,300	40,440
Nachi-Fujikoshi Corp. * (a)	47,000	205,976
Nagano Bank, Ltd.	25,000	67,350
Nagase & Company, Ltd.	21,000	251,594
Nagatanien Company, Ltd. (a)	5,000	38,513
Nakabayashi Company, Ltd.	14,000	25,232
Nakamuraya Company, Ltd.	12,000	52,817
Nakayama Steel Works, Ltd.	29,000	87,204
NEC Fielding, Ltd.	8,400	103,267
NEC Leasing, Ltd.	4,000	62,796
NEC Mobiling, Ltd.	2,000	34,092
NEC Networks & System Integration Corp.	7,700	109,562
NEC Tokin Corp. * (a)	11,000	37,981
Net One Systems Company, Ltd. (a)	125	136,359
Netmarks, Inc. *	29	11,884
Neturen Company, Ltd.	8,000	89,091
New Tachikawa Aircraft Company, Ltd. *	1,400	54,449
Nice Corp.	22,000	58,850
Nichia Steel Works, Ltd. (a)	8,000	30,051
Nichias Corp. (a)	21,000	77,689
Nichiban Company, Ltd.	10,000	28,078
Nichicon Corp.	17,300	149,008
Nichiha Corp. (a)	4,200	40,080
Nichii Gakkan Company, Ltd.	6,700	90,630
Nichimo Corp.	29,000	11,554
NICHIREI Corp. (a)	43,000	199,051
Nichireki Company, Ltd.	1,000	2,893
Nidec Copal Corp.	5,700	78,995
Nidec Sankyo Corp. *	20,000	145,513
Nidec Tosok Corp.	2,800	23,878
Nifco, Inc.	11,900	279,382
Nihon Dempa Kogyo Company, Ltd. (a)	4,500	118,668
Nihon Eslead Corp. (a)	2,000	20,338
Nihon Inter Electronics Corp. (a)	5,000	11,905
Nihon Kagaku Sangyo Company, Ltd.	5,000	36,046
Nihon Kohden Corp.	8,600	162,015
Nihon Nohyaku Company, Ltd. (a)	10,000	107,095
Nihon Parkerizing Company, Ltd.	14,000	216,999
Nihon Tokushu Toryo Company, Ltd.	6,000	28,515
Nihon Unisys, Ltd.	3,600	55,117
Nihon Yamamura Glass Company, Ltd.	26,000	54,259
Nikkiso Company, Ltd.	12,000	96,870
Nikko Company, Ltd.	5,000	12,284
Nippo Corp.	19,000	104,174

The accompanying notes are an integral part of the financial statements.
126

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Nippon Beet Sugar
Manufacturing Company, Ltd.	30,000	$70,859
Nippon Carbide Industries Company, Inc. *	16,000	26,257
Nippon Carbon Company, Ltd. (a)	30,000	152,817
Nippon Ceramic Company, Ltd. (a)	6,400	75,341
Nippon Chemical Industrial Company, Ltd.	20,000	64,883
Nippon Chemi-Con Corp.	33,000	150,882
Nippon Chemiphar Company, Ltd. (a)	5,000	24,094
Nippon Concrete Industries Company, Ltd.	15,000	24,758
Nippon Denko Company, Ltd.	20,000	240,751
Nippon Densetsu Kogyo Company, Ltd.	12,000	104,382
Nippon Denwa Shisetsu Company, Ltd.	10,000	28,837
Nippon Felt Company, Ltd.	5,000	26,418
Nippon Filcon Company, Ltd.	3,100	17,526
Nippon Fine Chemical Company, Ltd.	6,000	34,832
Nippon Flour Mills Company, Ltd.	35,000	149,070
Nippon Formula Feed Manufacturing
Company, Ltd. *	22,000	39,442
Nippon Gas Company, Ltd. (a)	7,300	75,271
Nippon Hume Corp. *	10,000	29,596
Nippon Jogesuido Sekkei Company, Ltd.	28	24,542
Nippon Kanzai Company, Ltd. (a)	3,600	101,935
Nippon Kasei Chemical Company, Ltd.	16,000	32,480
Nippon Kayaku Company, Ltd. (a)	44,000	293,417
Nippon Kinzoku Company, Ltd.	16,000	38,854
Nippon Koei Company, Ltd.	11,000	29,947
Nippon Konpo Unyu Soko Company, Ltd.	16,000	205,805
Nippon Koshuha Steel Company, Ltd. (a)	17,000	29,833
Nippon Light Metal Company, Ltd. (a)	151,000	260,691
Nippon Metal Industry Company, Ltd. (a)	30,000	103,017
Nippon Paint Company, Ltd.	56,000	238,513
Nippon Parking Development Company, Ltd. (a)	293	14,119
Nippon Pillar Packing Company, Ltd. (a)	4,000	21,248
Nippon Piston Ring Company, Ltd. (a)	13,000	23,060
Nippon Road Company, Ltd.	15,000	25,185
Nippon Seiki Company, Ltd.	9,000	159,135
Nippon Seisen Company, Ltd. *	7,000	27,822
Nippon Sharyo, Ltd. (a)	36,000	93,910
Nippon Shinyaku Company, Ltd.	12,000	152,760
Nippon Shokubai Company, Ltd.	21,000	166,932
Nippon Signal Company, Ltd.	16,100	99,422
Nippon Soda Company, Ltd. (a)	38,000	132,290
Nippon Steel Trading Company, Ltd.	24,000	79,681
Nippon Suisan Kaisha, Ltd. (a)	66,500	309,728
Nippon Synthetic Chemical Industry
Company, Ltd.	20,000	114,020
Nippon System Development Company, Ltd.	9,000	115,680
Nippon Thompson Company, Ltd.	18,000	132,669
Nippon Valqua Industries, Ltd.	25,000	76,836
Nippon Yakin Kogyo Company, Ltd. (a)	27,000	194,394
Nippon Yusoki Company, Ltd.	5,000	16,932
Nippon Zeon Company (a)	47,000	220,243
Nipro Corp.	13,000	227,765
NIS Group Company, Ltd. * (a)	37,913	76,603
Nishimatsu Construction Company, Ltd. (a)	85,000	235,439
Nishimatsuya Chain Company, Ltd.	13,400	158,126
Nishi-Nippon Railroad Company, Ltd.	87,000	304,525

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Nissan Shatai Company, Ltd.	23,000	$165,595
Nissei Corp. (a)	6,000	61,981
Nissei Plastic Industrial Company, Ltd.	4,000	18,706
Nissen Company, Ltd. (a)	12,600	66,932
Nissha Printing Company, Ltd. (a)	3,000	154,809
Nisshin Fudosan Company, Ltd.	3,000	18,014
Nisshin Oillio Group, Ltd. (a)	32,000	148,738
Nissin Corp.	26,000	80,156
Nissin Electric Company, Ltd.	11,000	57,911
Nissin Kogyo Company, Ltd. (a)	9,200	164,417
Nissin Sugar Manufacturing Company, Ltd.	12,000	27,319
Nissui Pharmaceutical Company, Ltd.	5,000	31,825
Nitta Corp.	6,600	141,178
Nittan Valve Company, Ltd.	4,000	20,679
Nittetsu Mining Company, Ltd.	17,000	86,113
Nitto Boseki Company, Ltd.	86,000	161,525
Nitto Kogyo Corp.	7,900	80,484
Nitto Kohki Company, Ltd.	3,700	73,705
Nitto Seiko Company, Ltd. * (a)	8,000	38,551
NIWS Company HQ, Ltd.	124	111
NOF Corp.	47,000	211,772
Nohmi Bosai, Ltd.	13,000	88,664
Nomura Company, Ltd. (a)	6,000	22,140
Noritake Company, Ltd.	31,000	127,035
Noritsu Koki Company, Ltd. (a)	3,800	50,969
Noritz Corp. (a)	7,400	90,692
Nosan Corp.	18,000	49,345
NS Solutions Corp.	5,000	112,170
Oenon Holdings, Inc. (a)	9,000	19,209
Oiles Corp.	4,900	104,582
Oita Bank, Ltd.	39,000	264,513
Okabe Company, Ltd.	9,000	44,308
Okamoto Industries, Inc. (a)	11,000	41,633
Okamoto Machine Tool Works, Ltd.	7,000	16,467
Okamura Corp. (a)	13,000	101,736
Okano Valve Manufacturing Company *	4,000	27,130
Okasan Holdings, Inc. (a)	47,000	283,552
Oki Electric Industry Company, Ltd. * (a)	160,000	280,782
Okinawa Electric Power Company, Inc. (a)	4,400	205,350
OKK Corp. (a)	10,000	20,774
Okumura Corp. (a)	47,000	204,193
Okura Industrial Company, Ltd.	8,000	22,387
Okuwa Company, Ltd.	7,000	100,398
Olympic Corp.	4,600	25,657
O-M, Ltd. (a)	8,000	61,772
OMC Card, Inc. * (a)	13,855	52,571
ONO Sokki Company, Ltd.	5,000	27,746
Onoken Company, Ltd. (a)	4,500	76,494
Organo Corp. (a)	10,000	103,491
Oriental Yeast Company, Ltd.	6,000	32,442
Origin Electric Company, Ltd.	6,000	38,304
Osaka Steel Company, Ltd.	8,400	123,904
Osaki Electric Company, Ltd.	4,000	27,623
OSG Corp. (a)	20,400	263,563
Oyo Corp.	7,000	93,958
Pacific Industrial Company, Ltd.	7,000	28,088

The accompanying notes are an integral part of the financial statements.
127

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
PanaHome Corp. (a)	24,000	$137,735
Paramount Bed Company, Ltd.	5,000	68,061
Parco Company, Ltd. (a)	13,400	178,972
Paris Miki, Inc. (a)	5,300	54,900
Park24 Company, Ltd. (a)	23,200	193,663
Pasco Corp. *	10,000	21,438
Pasona Group, Inc. (a)	34	26,705
PCA Corp.	1,500	13,731
Penta-Ocean Construction Company, Ltd. * (a)	74,000	129,160
PIA Corp. *	2,600	38,253
Pigeon Corp. (a)	3,000	54,326
Pilot Corp.	46	81,597
Piolax, Inc.	3,800	77,860
Press Kogyo Company, Ltd. (a)	31,000	160,558
Prima Meat Packers, Ltd. *	30,000	33,580
Q.P. Corp.	10,800	100,296
Raito Kogyo Company, Ltd.	9,900	23,290
Rasa Industries, Ltd. (a)	10,000	20,205
Renown, Inc. * (a)	8,000	26,181
Resort Solution Company, Ltd.	9,000	28,856
Resorttrust, Inc.	10,800	157,257
Rhythm Watch Company, Ltd. (a)	20,000	23,335
Ricoh Elemex Corp.	4,000	36,426
Ricoh Leasing Company, Ltd. (a)	4,800	115,652
Right On Company, Ltd. (a)	3,900	46,614
Riken Corp. (a)	25,000	126,636
Riken Keiki Company, Ltd.	4,000	27,926
Riken Technos Corp.	8,000	19,275
Riken Vitamin Company, Ltd. (a)	2,000	60,520
Ringer Hut Company, Ltd. (a)	4,800	61,423
Risa Partners, Inc. * (a)	52	116,411
Rock Field Company, Ltd.	1,800	25,253
Rohto Pharmaceutical Company, Ltd. (a)	22,000	263,366
Roland Corp.	6,100	126,722
Round One Corp. (a)	76	92,999
Royal Holdings Company, Ltd. (a)	6,000	64,542
Ryobi, Ltd.	40,000	149,118
Ryoden Trading Company, Ltd.	10,000	71,618
Ryosan Company, Ltd.	11,000	251,470
Ryoshoku, Ltd. (a)	4,000	73,079
Ryoyo Electro Corp.	6,600	65,174
S Foods, Inc.	7,500	54,069
S Science Company, Ltd. (a)	102,000	10,643
Sagami Chain Company, Ltd. (a)	4,000	43,256
Sagami Railway Company, Ltd.	29,000	109,211
Saibu Gas Company, Ltd.	72,000	167,331
Saizeriya Company, Ltd. (a)	6,400	57,613
Sakai Chemical Industry Company, Ltd.	29,000	116,363
Sakai Heavy Industries, Ltd. *	9,000	20,660
Sakata INX Corp.	17,000	68,213
Sakata Seed Corp. (a)	10,600	160,076
Sala Corp. (a)	8,000	36,198
San-Ai Oil Company, Ltd.	19,000	81,284
Sanden Corp.	34,000	166,743
Sanei-International Company, Ltd.	4,100	76,812
Sankei Building Company, Ltd. (a)	11,000	87,545

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Sanken Electric Company, Ltd.	25,000	$155,094
Sanki Engineering Company, Ltd. (a)	18,000	134,718
Sankyo Seiko Company, Ltd.	7,000	19,389
Sankyo-Tateyama Holdings, Inc. (a)	82,000	106,564
Sanoh Industrial Company, Ltd.	8,700	61,813
Sanrio Company, Ltd. (a)	12,100	127,979
Sanshin Electronics Company, Ltd.	9,000	99,886
Sanwa Shutter Corp.	54,000	215,139
Sanyo Chemical Industries, Ltd. (a)	16,000	94,859
Sanyo Denki Company, Ltd.	15,000	69,721
Sanyo Shokai, Ltd. (a)	29,000	179,359
Sanyo Special Steel Company, Ltd. (a)	32,000	214,001
Sasebo Heavy Industries Company, Ltd. (a)	32,000	113,527
Sato Corp. (a)	5,600	71,448
Sato Shoji Corp.	3,000	26,266
Satori Electric Company, Ltd.	2,400	19,511
Secom Techno Service Company, Ltd. (a)	2,000	51,983
Seibu Electric Industry Company, Ltd.	3,000	14,456
Seika Corp.	16,000	39,006
Seikagaku Corp.	7,600	77,860
Seiko Corp.	17,000	91,596
Seino Transportation Company, Ltd.	45,000	267,217
Seiren Company, Ltd.	12,700	91,196
Sekisui Jushi Corp.	12,000	99,260
Sekisui Plastics Company, Ltd.	21,000	63,147
Senko Company, Ltd.	24,000	88,332
Senshu Electric Company, Ltd.	1,500	28,600
Senshukai Company, Ltd. (a)	13,300	99,542
Shibaura Mechatronics Corp.	8,000	48,644
Shibusawa Warehouse Company, Ltd. (a)	17,000	99,336
Shibuya Kogyo Company, Ltd.	3,300	26,232
Shikibo, Ltd. (a)	20,000	32,442
Shikoku Bank, Ltd.	55,000	251,992
Shikoku Chemicals Corp.	15,000	71,144
Shikoku Coca-Cola Bottling Company, Ltd.	4,900	55,452
Shima Seiki Manufacturing, Ltd.	6,300	206,773
Shimachu Company, Ltd.	12,900	332,840
Shimizu Bank, Ltd. (a)	2,700	118,071
Shin Nippon Air Technologies Company, Ltd.	4,500	31,033
Shinagawa Refractories Company, Ltd.	8,000	22,311
Shindengen Electric Manufacturing
Company, Ltd.	28,000	93,493
Shin-Etsu Polymer Company, Ltd.	8,300	49,995
Shinkawa, Ltd. (a)	6,500	92,487
Shin-Keisei Electric Railway Company, Ltd.	10,000	32,537
Shinki Company, Ltd. * (a)	30,500	37,611
Shinko Electric Company, Ltd. (a)	24,000	75,811
Shinko Plantech Company, Ltd.	9,900	167,348
Shinko Shoji Company, Ltd. (a)	6,900	71,081
Shinko Wire Company, Ltd. *	11,000	22,330
Shin-Kobe Electric Machinery Company, Ltd. (a)	7,000	61,753
Shinmaywa Industries, Ltd.	26,000	103,586
Shinnihon Corp.	8,000	16,316
Shinsho Corp.	13,000	47,847
Shinwa Kaiun Kaisha, Ltd.	21,000	138,446
Shiroki Corp. (a)	26,000	73,743

The accompanying notes are an integral part of the financial statements.
128

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Shizuki Electric Company, Inc.	8,000	$33,770
Shizuoka Gas Company, Ltd.	14,000	73,041
SHO-BOND Holdings Company, Ltd. * (a)	4,200	51,793
Shobunsha Publications, Inc. (a)	2,400	16,892
Shochiku Company, Ltd. (a)	25,000	158,414
Shoko Company, Ltd. (a)	20,000	27,699
Showa Aircraft Industry Company, Ltd.	3,000	29,880
Showa Corp. (a)	14,500	114,025
Showa KDE Company, Ltd.	10,000	12,996
Showa Sangyo Company, Ltd. (a)	33,000	89,528
Siix Corp.	4,000	31,835
Silver Seiko, Ltd. * (a)	70,000	19,256
Sinanen Company, Ltd. (a)	19,000	72,633
Sintokogio, Ltd.	13,300	130,199
SKY Perfect JSAT Corp.	129	60,817
SMK Corp. (a)	14,000	74,236
Snow Brand Milk Products Company, Ltd. (a)	54,500	160,264
SNT Corp.	7,000	42,364
Soda Nikka Company, Ltd.	4,000	14,836
Sodick Company, Ltd.	14,500	75,787
Soft99 Corp.	3,500	19,987
Sogo Medical Company, Ltd.	1,400	39,177
Sohgo Security Services Company, Ltd.	15,600	213,386
Sorun Corp.	4,700	31,744
Space Company, Ltd.	4,200	31,394
SRA Holdings, Inc.	3,300	50,492
SSP Company, Ltd. (a)	16,000	81,654
ST Chemical Company, Ltd.	6,000	74,217
St. Marc Holdings Company, Ltd. (a)	1,700	75,308
Star Micronics Company, Ltd.	10,900	209,377
Starzen Company, Ltd.	14,000	29,615
Stella Chemifa Corp. (a)	2,900	62,033
Sugimoto & Company, Ltd.	2,000	24,436
Sumida Corp.	4,100	61,022
Suminoe Textile Company, Ltd.	11,000	22,538
Sumisho Computer Systems Corp.	5,400	99,374
Sumitomo Coal Mining Company, Ltd. * (a)	49,000	57,636
Sumitomo Densetsu Company, Ltd. (a)	12,700	83,607
Sumitomo Forestry Company, Ltd. (a)	39,400	322,167
Sumitomo Light Metal Industries, Ltd. (a)	65,000	86,938
Sumitomo Mitsui Company, Ltd. * (a)	77,600	83,916
Sumitomo Osaka Cement Company, Ltd.	108,000	247,923
Sumitomo Pipe & Tube Company, Ltd.	6,000	50,028
Sumitomo Precision Products Company, Ltd.	6,000	21,400
Sumitomo Real Estate Sales Company, Ltd. (a)	1,700	74,986
Sumitomo Seika Chemicals Company, Ltd.	8,000	30,810
Sumitomo Warehouse Company(The), Ltd. (a)	40,952	206,663
Sun Wave Corp.	11,000	16,278
Sunx, Ltd.	5,400	28,532
Suruga Corp.	7,500	23,406
SWCC Showa Holdings Company, Ltd. (a)	58,000	84,728
SxL Corp. * (a)	25,000	16,126
T. Hasegawa Company, Ltd. (a)	6,900	102,368
T. Rad Company, Ltd.	11,000	52,590
Tachibana Eletech Company, Ltd.	4,000	32,745
Tachikawa Corp.	4,600	18,807

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Tachi-S Company, Ltd.	8,300	$84,953
Tadano, Ltd. (a)	22,000	257,105
Taihei Dengyo Kaisha, Ltd.	11,000	94,327
Taihei Kogyo Company, Ltd. (a)	12,000	51,565
Taiho Kogyo Company, Ltd.	6,700	97,112
Taikisha, Ltd.	10,000	147,316
Taisei Lamick Company, Ltd. *	900	20,532
Taisei Rotec Corp.	18,000	27,661
Taiyo Yuden Company, Ltd.	31,000	380,222
Takagi Securities Company, Ltd.	15,000	35,430
Takamatsu Corp. (a)	6,200	80,102
Takano Company, Ltd.	2,000	16,885
Takaoka Electric Manufacturing Company, Ltd. (a)	18,000	23,221
Takara Holdings, Inc. (a)	37,000	255,511
Takara Printing Company, Ltd. (a)	3,300	26,545
Takara Standard Company, Ltd. (a)	26,000	143,787
Takasago International Corp.	23,000	145,086
Takasago Thermal Engineering Company, Ltd. (a)	18,000	162,038
Takiron Company, Ltd. (a)	10,000	26,845
Takuma Company, Ltd. (a)	14,000	44,223
Tamura Corp.	22,000	86,397
Tamura Taiko Holdings, Inc. (a)	9,000	15,709
Tasaki Shinju Company, Ltd.	7,000	21,580
Tatsuta Electric Wire & Cable Company, Ltd.	12,000	30,507
Tayca Corp.	11,000	32,764
TBK Company, Ltd.	10,000	47,334
TCM Corp.	22,000	53,007
Teac Corp. * (a)	67,000	62,920
Techno Ryowa, Ltd.	6,400	37,943
Tecmo, Ltd. (a)	5,300	57,967
Teikoku Electric Manufacturing Company, Ltd. (a)	2,000	39,841
Teikoku Piston Ring Company, Ltd. (a)	4,800	47,490
Teikoku Sen-I Company, Ltd.	8,000	31,493
Teikoku Tsushin Kogyo Company, Ltd. (a)	7,000	22,908
Tekken Corp. * (a)	19,000	22,529
Telepark Corp. *	44	58,016
Tenma Corp. (a)	6,800	88,693
The Fuji Fire and Marine Insurance Company,
Ltd.	36,000	113,375
The Hokkoku Bank, Ltd. *	77,000	320,651
The Hyakugo Bank, Ltd.	47,282	312,612
The Nanto Bank, Ltd. (a)	34,000	216,088
The Pack Corp. *	3,300	48,990
The San-in Godo Bank, Ltd.	33,000	307,086
Tigers Polymer Corp.	2,000	10,131
TKC Corp. (a)	4,900	101,793
TOA Corp. *	29,000	31,360
TOA Oil Company, Ltd.	22,000	32,973
TOA Road Corp. (a)	15,000	30,023
Toagosei Company, Ltd.	51,000	194,479
Tobishima Corp. *	38,500	12,782
Tobu Store Company, Ltd.	14,000	47,676
TOC Company, Ltd. (a)	25,500	155,293
Tocalo Company, Ltd. (a)	4,300	80,722
Tochigi Bank, Ltd.	32,000	212,787
Toda Corp.	62,000	261,127

The accompanying notes are an integral part of the financial statements.
129

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Toda Kogyo Corp.	9,000	$34,405
Todentsu Corp.	6,000	12,351
Toei Company, Ltd.	16,000	94,555
Toenec Corp.	14,000	74,369
Tohcello Company, Ltd.	4,000	21,817
Toho Bank, Ltd.	50,000	222,444
Toho Company, Ltd.	12,000	38,475
Toho Real Estate Company, Ltd.	11,600	75,375
Toho Titanium Company, Ltd.	7,100	154,231
Toho Zinc Company, Ltd.	30,000	161,070
Tohoku Bank, Ltd.	15,000	24,758
Tohto Suisan Company, Ltd.	15,000	25,754
Tokai Corp.	15,000	68,298
Tokai Kanko Company, Ltd. *	62,000	31,171
Tokai Rubber Industries, Ltd. *	10,200	137,780
Tokai Tokyo Securities Company, Ltd. (a)	49,000	218,460
Tokimec, Inc.	13,000	29,473
Toko Electric Corp.	8,000	20,338
Toko, Inc. * (a)	16,000	32,024
Tokushima Bank, Ltd.	19,000	109,040
Tokushu Tokai Holdings Company, Ltd.	45,110	92,428
Tokyo Dome Corp. * (a)	44,000	200,759
Tokyo Electron Device, Ltd.	22	37,773
Tokyo Energy & Systems, Inc. (a)	9,000	49,175
Tokyo Kikai Seisakusho, Ltd. (a)	10,000	22,007
Tokyo Leasing Company, Ltd.	8,000	78,998
Tokyo Ohka Kogyo Company, Ltd.	11,700	226,964
Tokyo Rakutenchi Company, Ltd.	9,000	33,978
Tokyo Rope Manufacturing Company, Ltd. (a)	34,000	76,437
Tokyo Sangyo Company, Ltd. *	9,500	29,558
Tokyo Seimitsu Company, Ltd. (a)	9,700	181,357
Tokyo Style Company, Ltd. (a)	18,000	177,917
Tokyo Tekko Company, Ltd.	4,000	15,139
Tokyo Theatres Company, Inc. (a)	12,000	22,994
Tokyo Tomin Bank (The), Ltd. (a)	8,800	186,151
Tokyotokeiba Company, Ltd.	33,000	64,172
Tokyu Community Corp.	3,200	79,074
Tokyu Construction Company, Ltd. (a)	22,940	82,255
Tokyu Livable, Inc. (a)	2,400	23,130
Tokyu Recreation Company, Ltd.	6,000	35,458
Tokyu Store Chain Company, Ltd.	8,000	42,573
Toli Corp.	10,000	18,687
Tomato Bank, Ltd.	27,000	59,163
Tomen Electronics Corp. (a)	2,200	24,604
Tomoe Corp. (a)	8,000	15,177
Tomoku Company, Ltd.	16,000	35,515
Tomy Company, Ltd. (a)	18,500	126,001
Tonami Transportation Company, Ltd.	11,000	24,834
Topcon Corp. (a)	11,600	119,389
Toppan Forms Company, Ltd.	12,500	142,762
Topre Corp.	11,500	105,269
Topy Industries, Ltd.	51,000	158,680
Tori Holdings Company, Ltd. * (a)	73,000	9,002
Torigoe Company, Ltd.	5,000	34,434
Torii Pharmaceutical Company, Ltd.	5,100	74,454
Torishima Pump Manufacturing Company, Ltd. (a)	5,000	87,649

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Toshiba Machine Company, Ltd. *	28,000	$211,155
Toshiba Plant Systems & Services Corp. (a)	16,000	157,389
Tosho Printing Company, Ltd.	21,000	52,988
Totetsu Kogyo Company, Ltd.	6,000	37,962
Tottori Bank, Ltd.	27,000	70,433
Touei Housing Corp. (a)	4,800	31,964
Towa Bank, Ltd. * (a)	46,000	47,126
Towa Corp. (a)	4,900	44,436
Towa Pharmaceutical Company, Ltd. (a)	2,300	91,415
Towa Real Estate Development
Company, Ltd. (a)	15,000	16,363
Toyo Construction Company, Ltd. * (a)	26,000	18,497
Toyo Corp.	7,100	101,765
Toyo Electric Manufacturing Company, Ltd. (a)	6,000	18,668
Toyo Engineering Corp.	35,000	204,183
Toyo Ink Manufacturing Company, Ltd.	51,000	195,447
Toyo Kanetsu KK	30,000	62,891
Toyo Kohan Company, Ltd.	22,000	110,814
Toyo Machinery & Metal Company, Ltd. (a)	4,000	15,822
Toyo Securities Company, Ltd.	19,000	78,220
Toyo Tire & Rubber Company, Ltd. (a)	37,000	146,006
Toyo Wharf & Warehouse Company, Ltd. (a)	17,000	30,962
Toyobo Company, Ltd.	158,064	319,367
Trans Cosmos, Inc. (a)	6,200	62,870
Trusco Nakayama Corp. (a)	5,800	90,175
Tsubakimoto Chain Company, Ltd.	36,000	242,459
Tsubakimoto Kogyo Company, Ltd.	10,000	36,236
Tsudakoma Corp. (a)	20,000	42,876
Tsugami Corp. (a)	14,000	50,598
Tsukishima Kikai Company, Ltd. (a)	7,000	57,304
Tsumura & Company, Ltd.	6,400	157,845
Tsurumi Manufacturing Company, Ltd.	4,000	29,672
Tsutsumi Jewelry Company, Ltd.	3,000	61,042
TTK Company, Ltd.	6,000	29,994
TYK Corp.	8,000	16,847
Ube Material Industries, Ltd. (a)	12,000	25,726
Uchida Yoko Company, Ltd.	8,000	33,542
Unicharm Petcare Corp.	4,000	124,834
Uniden Corp. (a)	12,000	69,550
Unimat Life Corp.	6,700	66,098
Union Tool Company, Ltd. (a)	3,000	102,163
Unitika, Ltd. (a)	114,000	126,522
Urban Corp.	44,600	245,380
U-Shin, Ltd. (a)	5,000	36,378
Utoc Corp. *	4,300	24,718
Valor Company, Ltd. (a)	9,900	106,776
Venture Link Company, Ltd. * (a)	9,800	8,181
Victor Company of Japan, Ltd. * (a)	51,000	106,915
Vital-Net, Inc.	12,300	82,957
Wakachiku Construction Company, Ltd. * (a)	17,000	13,385
Warabeya Nichiyo Company, Ltd.	2,500	31,659
Watabe Wedding Corp.	2,000	20,262
Watami Company, Ltd. (a)	8,000	128,325
Weathernews, Inc. *	1,900	23,394
Wood One Company, Ltd. (a)	13,000	75,716
Xebio Company, Ltd.	6,600	162,464

The accompanying notes are an integral part of the financial statements.
130

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Yahagi Construction Company, Ltd.	8,000	$48,112
Yaizu Suisankagaku Industry Company, Ltd.	2,700	26,278
Yamagata Bank, Ltd.	41,000	245,798
Yamaichi Electronics Company, Ltd.	3,100	11,116
Yamanashi Chuo Bank, Ltd.	45,686	275,191
Yamatane Corp. (a)	20,000	42,497
Yamazen Corp.	13,400	61,394
Yaoko Company, Ltd.	1,900	57,314
Yasuda Warehouse Company, Ltd.	4,000	33,390
Yellow Hat, Ltd.	3,600	17,075
Yodogawa Steel Works, Ltd.	40,000	219,313
Yokogawa Bridge Corp.	9,000	52,334
Yokohama Reito Company, Ltd.	10,000	72,093
Yokowo Company, Ltd. (a)	2,800	18,194
Yomeishu Seizo Company, Ltd.	4,000	38,854
Yomiuri Land Company, Ltd. (a)	17,000	58,215
Yondenko Corp.	7,000	40,106
Yonekyu Corp. (a)	3,500	43,858
Yorozu Corp. (a)	3,700	53,735
Yoshimoto Kogyo Company, Ltd.	7,100	94,963
Yoshinoya D&C Company, Ltd. (a)	116	157,352
Yuasa Funashoku Company, Ltd.	4,000	10,397
Yuasa Trading Company, Ltd. (a)	50,000	76,361
Yuken Kogyo Company, Ltd.	14,000	43,958
Yukiguni Maitake Company, Ltd.	8,500	28,543
Yuraku Real Estate Company, Ltd.	13,000	59,315
Yurtec Corp.	15,000	90,922
Yushin Precision Equipment Company, Ltd. * (a)	2,100	48,008
Yushiro Chemical Industry Company, Ltd. (a)	3,300	59,821
Zenrin Company, Ltd. (a)	5,000	97,704
Zensho Company, Ltd. (a)	18,300	127,069
Zeria Pharmaceutical Company, Ltd. (a)	10,000	107,190
Zuken, Inc.	7,800	75,913
		89,311,881
Luxembourg - 0.04%
Thiel Logistik AG *	55,482	159,685

Netherlands - 2.01%
Aalberts Industries NV	64,768	1,420,755
Accell Group NV (a)	891	35,777
Arcadis NV (a)	8,043	192,949
ASM International NV (a)	8,316	211,530
BE Semiconductor Industries NV *	1,750	9,039
Beter Bed Holding NV (a)	1,579	32,672
Brunel International NV	1,093	28,142
Crucell NV, ADR * (a)	4,400	84,084
Crucell NV *	8,466	161,608
Draka Holding NV	3,612	139,529
Eriks Group NV (a)	3,577	251,256
Exact Holdings NV	1,381	48,964
Fornix Biosciences NV	1,231	32,461
Gamma Holding NV	586	39,931
Grontmij NV	1,015	46,836
Heijmans NV (a)	4,595	141,830
ICT Automatisering NV	1,167	15,941
Imtech NV	47,994	1,346,986

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Netherlands (continued)
InnoConcepts NV	1,889	$33,208
KAS Bank NV	3,349	152,659
Kendrion NV	3,294	88,759
Koninklijke BAM Groep NV	22,587	526,744
Koninklijke Ten Cate NV	4,953	177,846
Koninklijke Vopak NV	4,451	324,212
Laurus NV *	6,829	45,472
Macintosh Retail Group NV (a)	3,032	79,718
Nederlandsche Apparatenfabriek NEDAP NV (a)	441	17,564
Nutreco Holding NV	7,875	572,391
Oce NV	17,667	249,018
OPG Groep NV (a)	23,944	584,839
Ordina NV	8,390	145,277
Samas NV * (a)	11,681	62,332
Sligro Food Group NV	3,238	142,058
Smit Internationale NV	2,443	273,270
Tele Atlas NV *	2,100	98,012
Telegraaf Media Groep NV (a)	7,072	247,221
TKH Group NV	5,208	139,441
Unit 4 Agresso NV	3,369	91,304
USG People NV	3,439	78,595
Van der Moolen Holding NV *	13,465	68,500
		8,438,730
New Zealand - 0.51%
Air New Zealand, Ltd.	38,000	34,539
Ebos Group, Ltd.	2,926	11,097
Fisher & Paykel Appliances Holdings, Ltd. (a)	70,128	128,031
Fisher & Paykel Healthcare Corp.	119,173	224,107
Freightways, Ltd.	20,218	51,486
Hallenstein Glasson Holdings, Ltd.	5,755	14,881
Hellaby Holdings, Ltd.	12,186	14,513
Infratil, Ltd. - Partly Paid	13,191	11,886
Infratil, Ltd.	114,936	200,830
Mainfreight, Ltd. (a)	17,737	99,786
New Zealand Exchange, Ltd.	2,000	13,164
New Zealand Oil & Gas, Ltd.	70,331	87,621
New Zealand Refining Company, Ltd.	22,415	146,653
Nuplex Industries, Ltd.	25,188	113,482
PGG Wrightson, Ltd.	36,403	65,889
Port of Tauranga, Ltd.	22,511	117,120
Pumpkin Patch, Ltd. (a)	30,500	39,432
Ryman Healthcare, Ltd.	122,620	174,864
Sanford, Ltd.	3,021	11,125
Sky City Entertainment Group, Ltd.	144,681	425,118
Steel & Tube Holdings, Ltd.	7,400	17,743
Tower, Ltd.	38,725	67,058
Vector, Ltd.	51,000	77,924
		2,148,349
Norway - 1.49%
Acta Holding ASA (a)	30,000	80,825
Aker Yards AS *	32,592	374,224
Aktiv Kapital ASA (a)	5,600	87,781
Austevoll Seafood (a)	15,200	105,729
Awilco Offshore ASA *	17,614	246,422
Blom ASA *	7,600	75,202

The accompanying notes are an integral part of the financial statements.
131

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Norway (continued)
Bonheur ASA	2,200	$109,922
BW Gas ASA * (a)	7,100	69,559
BW Offshore, Ltd. *	49,000	152,657
Camillo Eitzen & Company ASA (a)	5,800	75,006
Cermaq ASA	11,400	146,309
Copeinca ASA *	10,800	89,937
CorrOcean ASA * (a)	34,000	38,306
Det Norske Oljeselskapb ASA *	184,900	360,844
DOF ASA	9,100	105,200
EDB Business Partner ASA	9,600	67,905
Eitzen Chemical ASA *	4,000	15,283
Ekornes ASA (a)	8,000	138,334
Eltek ASA *	9,400	76,620
Ementor ASA *	16,653	127,583
Farstad Shipping ASA	4,000	110,510
Ganger Rolf ASA	3,600	159,417
Kongsberg Automotive ASA *	15,000	79,356
Kongsberg Gruppen ASA	1,600	130,731
Kverneland Gruppen A/S *	19,000	52,120
Leroy Seafood Group ASA	7,900	166,402
Norse Energy Corp. ASA * (a)	62,000	95,850
Norske Skogindustrier ASA * (a)	31,000	156,713
Norwegian Air Shuttle ASA * (a)	1,800	29,273
Odfjell ASA	3,900	60,751
ODIM ASA *	5,600	96,285
Petrolia Drilling ASA *	90,000	51,493
Q-Free ASA *	22,000	50,866
Revus Energy ASA *	7,400	126,509
Scana Industrier	7,000	19,888
Sevan Marine ASA *	19,213	305,874
Solstad Offshore ASA	2,200	60,996
Songa Offshore ASA *	20,000	317,423
Sparebanken Midt-Norge	14,215	153,191
Tandberg ASA	24,300	434,235
TGS Nopec Geophysical Company ASA *	23,800	377,267
Tomra Systems ASA	31,921	228,606
TTS Marine ASA	3,000	47,467
Veidekke ASA	26,700	215,019
Wilhelm Wilhelmsen ASA (a)	4,300	160,083
		6,229,973
Portugal - 0.63%
Altri SGPS SA *	12,342	82,853
Banco BPI, SA	57,609	282,319
Finibanco Holding SGPS SA	5,017	30,830
Impresa, SGPS SA *	13,900	35,032
Investimentos Participacoes e Gestao SA *	57,093	71,946
Mota Engil, SGPS SA	29,599	251,426
Novabase SGPS SA *	7,943	54,496
Pararede SGPS SA *	195,550	54,761
Portucel - Empresa Produtora de Pasta e
Papel SA (a)	112,684	396,196
PT Multimedia.com, SGPS, SA (a)	62,870	683,692
SAG GEST-Solucoes Automovel Globais
SGPS SA (a)	9,334	36,013
Semapa-Sociedade de Investimento &
Gestao, SGPS SA	25,623	350,794

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Portugal (continued)
Sonae Industria, SGPS SA	21,800	$127,183
Sonaecom, SGPS SA * (a)	22,954	80,170
Teixeira Duarte-Engenharia & Construcoes SA *	37,298	95,163
		2,632,874
Singapore - 1.41%
Allgreen Properties, Ltd. (a)	205,000	147,552
Asia Food & Properties, Ltd. * (a)	386,000	206,955
ASL Marine Holdings, Ltd.	37,000	36,414
Beyonics Technology, Ltd.	178,000	35,298
Bonvests Holdings, Ltd.	56,400	45,566
Bukit Sembawang Estates, Ltd.	18,000	122,155
Cerebos Pacific, Ltd.	22,000	61,562
CH Offshore, Ltd.	136,000	64,926
Chartered Semiconductor Manufacturing,
Ltd., ADR * (a)	7,600	48,184
Chartered Semiconductor Manufacturing, Ltd. *	191,000	120,642
China Merchants Holdings Pacific, Ltd.	70,000	44,214
Chip Eng Seng Corp., Ltd.	107,000	33,792
Chuan Hup Holdings, Ltd.	192,000	53,586
Creative Technology, Ltd. (a)	15,150	71,436
CSC Holdings, Ltd. *	191,000	39,279
CSE Global, Ltd.	57,000	47,725
Delong Holdings, Ltd. (a)	45,500	111,281
Ezra Holdings Pte, Ltd.	82,000	180,676
FJ Benjamin Holdings, Ltd. (a)	66,000	21,571
Food Empire Holdings, Ltd.	44,000	25,691
Fu Yu Corp., Ltd. * (a)	220,000	19,390
Furama Ltd *	12,000	19,654
Goodpack, Ltd. *	57,000	71,588
Guocoland, Ltd. (a)	59,300	120,643
Hi-P International, Ltd.	80,000	30,553
Ho Bee Investment, Ltd.	45,000	31,068
Hong Fok Corp., Ltd. * (a)	74,800	52,740
Hong Leong Asia, Ltd.	43,000	75,480
Hotel Plaza, Ltd.	60,000	80,643
Hotel Properties, Ltd. (a)	67,100	150,803
HTL International Holdings, Ltd.	57,000	13,187
HupSteel, Ltd.	100,000	24,237
Hwa Hong Corp., Ltd.	92,000	44,596
Hyflux, Ltd. (a)	62,000	153,002
Innotek, Ltd.	65,000	32,940
Jaya Holdings, Ltd.	56,000	65,807
Jurong Technologies Industrial Corp., Ltd. (a)	83,200	20,165
K1 Ventures, Ltd. *	374,000	59,058
Keppel Telecommunications & Transportation
Company, Ltd.	47,000	189,857
Kim Eng Holdings, Ltd.	34,795	51,622
KS Energy Services Ltd	22,000	32,801
Low Keng Huat Singapore, Ltd. *	55,000	23,227
Manhattan Resources, Ltd. *	61,000	39,426
MediaRing, Ltd. * (a)	145,000	14,910
Metro Holdings, Ltd.	81,000	50,567
MFS Technology, Ltd.	56,000	12,956
Midas Holdings, Ltd.	77,000	54,857
MobileOne, Ltd.	116,000	166,986
NatSteel, Ltd.	41,000	41,857

The accompanying notes are an integral part of the financial statements.
132

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Singapore (continued)
Orchard Parade Holdings, Ltd.	70,000	$60,666
Osim International, Ltd. * (a)	81,000	20,822
Pan-United Corp., Ltd.	61,000	29,569
Parkway Holdings, Ltd. (a)	163,000	339,995
Petra Foods, Ltd. (a)	46,000	34,123
Raffles Education Corp., Ltd.	280,000	273,512
Rotary Engineering, Ltd.	57,000	37,468
SBS Transit, Ltd.	29,500	45,716
SC Global Developments, Ltd. (a)	26,000	26,352
Sim Lian Group, Ltd.	42,000	14,036
Singapore Food Industries, Ltd.	68,000	39,955
Singapore Land, Ltd.	25,000	115,126
Singapore Post, Ltd. (a)	258,000	206,544
Singapore Shipping Corp., Ltd. *	90,000	27,432
Sinomem Technology, Ltd. *	76,000	39,352
SMRT Corp., Ltd. (a)	215,000	265,286
SP Chemicals, Ltd.	73,500	29,691
Sunningdale Tech, Ltd.	200,000	25,706
Tat Hong Holdings, Ltd.	76,000	128,383
TT International, Ltd. *	190,000	19,537
Tuan Sing Holdings, Ltd. *	188,000	38,662
Unisteel Technology, Ltd.	65,250	75,240
United Engineers, Ltd.	39,000	114,575
UOB-Kay Hian Holdings, Ltd.	75,000	106,864
WBL Corp., Ltd.	30,000	118,762
Wheelock Properties (S), Ltd.	106,000	169,718
Wing Tai Holdings, Ltd. (a)	167,300	223,632
Yongnam Holdings, Ltd. *	247,000	39,910
		5,929,759
South Korea - 0.00%
Pantech & Curitel Communications, Inc. *	882	0
Pantech Company, Ltd. *	1,112	0

Spain - 2.53%
Abengoa SA (a)	10,570	372,792
Adolfo Dominguez SA (a)	1,580	42,844
Amper SA	6,189	106,588
Antena 3 de Television SA (a)	25,273	259,109
Avanzit SA * (a)	25,467	108,163
Azkoyen SA *	6,658	57,384
Banco Guipuzcoano SA	21,437	343,178
Banco Pastor SA *	44,148	647,683
Baron de Ley SA *	1,392	105,595
Campofrio Alimentacion SA *	5,143	82,093
Cementos Portland Valderrivas SA (a)	3,480	328,630
Construcciones & Auxiliar de Ferrocarriles SA	527	243,914
Corporacion Dermoestetica SA *	3,631	29,374
Duro Felguera SA	7,697	78,553
Ebro Puleva SA	28,781	579,402
Electrificaciones del Norte SA	5,639	274,591
Ercros SA *	114,731	49,978
FAES FARMA SA (a)	45,526	563,075
FAES FARMA SA (a)	2,154	26,641
General de Alquiler de Maquinaria *	4,518	121,600
Grupo Catalana Occidente SA *	17,054	543,901
Grupo Empresarial Ence SA	28,840	265,617

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Spain (continued)
Iberia Lineas Aereas de Espana SA (a)	170,106	$558,395
Iberpapel Gestion SA	2,124	52,210
La Seda de Barcelona SA	156,297	316,107
Mecalux SA * (a)	3,385	100,058
Miquel y Costas SA	1,148	20,807
Natra SA	4,190	47,586
Natraceutical SA *	49,023	59,489
NH Hoteles SA * (a)	18,552	287,757
Obrascon Huarte Lain SA *	11,500	469,642
Papeles & Cartones de Europa SA * (a)	10,706	100,102
Pescanova SA	1,698	91,402
Prim SA	520	8,964
Promotora de Informaciones SA	24,425	402,031
Prosegur Cia de Seguridad SA	6,886	303,496
Service Point Solutions SA	25,764	90,586
Sociedad Nacional Inds., Aplicaciones
Celulosa Espanola SA * (a)	11,739	31,960
Sol Melia SA	18,768	245,266
SOS Cuetara SA (a)	8,556	188,351
Tecnocom, Telecomunicaciones & Energia SA * (a)	8,629	51,013
Tubacex SA	31,018	352,753
Tubos Reunidos SA (a)	51,874	337,338
Unipapel SA *	2,109	46,558
Urbas Proyectos Urbanisticos SA *	10,449	5,364
Vertice Trescientos Sesenta Grados *	1,265	2,617
Vidrala SA	4,238	142,151
Viscofan SA	15,199	358,471
Vocento SA *	21,091	340,592
Zeltia SA * (a)	50,195	382,645
		10,624,416
Sweden - 1.96%
AarhusKarlshamn AB	1,100	30,248
Acando AB, Series B (a)	14,000	32,197
Active Biotech AB *	4,200	29,748
AddTech AB, Series B	3,800	93,567
Angpanneforeningen AB, Series B (a)	3,400	110,491
Anoto Group AB * (a)	31,000	31,514
Axfood AB	8,250	276,352
Axis Communications AB (a)	9,900	171,586
Ballingslov International AB	600	6,150
BE Group AB	100	1,279
Beijer Alma AB	2,400	32,697
Bergman & Beving AB, Series B	5,500	159,028
Bilia AB, Series A (a)	5,300	57,412
Billerud Aktibolag AB (a)	11,500	103,012
Biotage AB *	25,000	35,205
Biovitrum AB *	700	7,699
Bong Ljungdahl AB, Series B	4,000	25,065
Brostrom AB	8,200	60,948
Cardo AB (a)	5,000	136,239
Clas Ohlson AB, Series B (a)	4,350	67,601
Cloetta Fazer AB *	3,500	123,948
Concordia Maritime AB, Series B (a)	6,500	24,915
D. Carnegie & Company AB	52,789	756,579
Elekta AB, Series B	22,400	402,233
Enea AB *	3,600	25,198

The accompanying notes are an integral part of the financial statements.
133

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Sweden (continued)
Eniro AB	19,745	$111,550
G & L Beijer AB	800	23,531
Gunnebo AB (a)	5,274	42,628
Haldex AB	8,300	162,528
HIQ International AB	18,000	95,092
Hoganas AB, Series B	7,400	156,312
Hoganas AB * (a)	7,400	18,498
Holmen AB, Series B	14,400	490,759
IBS AB, Series B *	17,000	33,289
Industrial & Financial Systems AB (a)	5,600	63,228
Intrum Justitia AB	14,100	245,555
JM AB	17,727	309,458
KappAhl Holding AB *	13,900	111,886
Lagercrantz AB	4,000	22,798
Lindab International AB	14,500	343,138
Medivir AB * (a)	4,800	51,396
Micronic Laser Systems AB * (a)	7,700	37,214
Munters AB	14,350	162,620
NCC AB	18,048	342,132
Net Insight AB *	50,000	52,912
New Wave Group AB, Series B	6,000	43,096
Nibe Industrier AB, Series B	19,700	157,915
Nobia AB	42,800	299,575
Nolato AB, Series B	3,400	33,147
OEM International AB, Series B	2,700	19,303
ORC Software AB (a)	1,800	33,897
PA Resources AB *	27,400	335,622
Peab AB, Series B	22,200	199,783
Peab Industri AB	8,800	92,759
Proffice AB *	10,000	26,664
Q-Med AB	14,300	106,050
Rederi AB Transatlantic, Series B	9,000	69,894
RNB Retail & Brands AB	20,600	91,319
Semcon AB *	4,200	53,196
Sensys Traffic AB *	60,000	40,397
Sintercast AB *	1,700	35,697
Skanditek Industriforvaltning AB	9,500	34,989
SkiStar AB, Series B	5,100	80,743
Studsvik AB	1,200	23,898
Sweco AB, Series B	13,000	129,448
Teleca AB, Series B *	14,200	22,008
TradeDoubler AB (a)	6,000	115,240
Trelleborg AB, Series B	26,220	489,399
		8,211,474
Switzerland - 3.95%
Advanced Digital Broadcast Holdings SA *	1,275	36,699
AFG Arbonia-Forster Holding AG	394	115,110
Allreal Holding AG (a)	2,415	308,175
Also Holding AG	779	42,454
Ascom Holding AG *	5,820	58,912
Bachem Holding AG	999	91,058
Bank Coop AG	1,189	89,496
Bank Sarasin & Compagnie AG, Series B	5,606	275,930
Banque Cantonale de Geneve	41	10,228
Banque Cantonale Vaudoise, Series B *	820	295,428
Basilea Pharmaceutica AG *	1,542	247,075

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Switzerland (continued)
Belimo Holding AG	66	$64,718
Bell Holding AG	24	43,291
Berner Kantonalbank *	1,072	257,033
Bobst Group AG	2,924	239,307
Bossard Holding AG	390	31,507
Bucher Industries AG	1,555	406,933
Burckhardt Compression Holding AG *	485	157,750
Card Guard AG *	1,457	12,162
Centralschweizerische Kraftwerke AG (a)	261	145,243
Charles Voegele Holding AG *	2,665	238,821
Ciba Specialty Chemicals AG	15,988	526,772
Clariant AG *	73,411	818,456
Conzzeta Holding AG	62	154,903
Cytos Biotechnology AG *	1,298	79,455
Daetwyler Holding AG *	2,100	152,022
Dufry Group (a)	1,459	165,603
Elektrizitaets-Gesellschaft Laufenburg AG	86	113,952
Emmi AG	663	89,057
Energiedienst Holding AG *	222	136,320
Flughafen Zuerich AG	1,104	484,605
Forbo Holding AG *	398	194,752
Galenica Holding AG	589	209,661
Georg Fischer AG *	439	227,450
Gurit Heberlein AG (a)	475	428,400
Helvetia Patria Holding AG	1,055	419,571
Hiestand Holding AG, Series A	37	63,190
Industrieholding Cham AG *	133	53,021
Interroll Holding AG *	81	40,335
Jelmoli Holding AG *	148	383,401
Kaba Holding AG, Series B	621	203,177
Kardex AG *	649	39,572
Komax Holding AG	999	151,827
Kudelski SA	8,254	123,068
Kuoni Reisen Holding AG, Series B	3,158	1,687,701
LEM Holding SA (a)	350	107,460
Luzerner Kantonalbank *	435	110,602
Medisize Holding AG (a)	3,598	303,789
Meyer Burger Technology AG *	498	157,678
Mobilezone Holding AG	8,109	58,352
Mobimo Holding AG *	975	181,389
Orell Fuessli Holding AG	75	14,111
Phoenix Mecano AG	185	97,537
Precious Woods Holding AG *	459	51,306
PubliGroupe SA	515	131,437
Rieter Holding AG	1,205	427,776
Romande Energie Holding SA	98	238,829
Schulthess Group AG	483	34,502
Schweiter Technologies AG	263	88,949
Schweizerhall Holding AG	349	75,342
Schweizerische
National-Versicherungs-Gesellschaft AG *	101	78,203
Sia Abrasives Holding AG (a)	134	50,142
Siegfried Holding AG	335	52,391
St. Galler Kantonalbank	731	340,514
Swissfirst AG	565	33,881
Swisslog Holding AG *	37,946	44,053

The accompanying notes are an integral part of the financial statements.
134

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Switzerland (continued)
Swissquote Group Holding SA *	1,660	$79,556
Tamedia AG *	447	62,188
Tecan Group AG *	2,047	137,580
Temenos Group AG *	11,358	349,267
Tornos SA *	2,391	33,608
Valiant Holding AG (a)	5,783	1,079,197
Valora Holding AG	858	217,124
Vaudoise Assurances Holding SA	118	22,077
Verwaltungs & Privat Bank AG	5,047	1,292,923
Vontobel Holding AG (a)	4,126	160,329
VZ Holding AG	571	41,911
Ypsomed Holding AG *	633	59,459
Zehnder Group AG	82	110,933
Zuger Kantonalbank	35	122,571
		16,560,567
United Kingdom - 17.07%
A.G. Barr PLC	2,441	60,442
Abacus Group PLC	13,889	10,592
Aberdeen Asset Management PLC	188,997	519,458
Acal PLC	5,883	22,637
Acambis PLC *	16,948	38,944
AEA Technology PLC *	18,852	28,755
Aegis Group PLC	270,540	672,570
Aga Foodservice Group PLC	17,247	97,113
Aggreko PLC	98,123	1,174,978
Alexon Group PLC	6,881	9,541
Alizyme PLC *	58,896	28,292
Alphameric PLC *	33,484	12,271
Amlin PLC (a)	138,053	793,061
Anglo Pacific Group PLC	14,049	59,068
Anglo-Eastern Plantations PLC	3,369	40,042
Anite Group PLC	79,733	70,285
Antisoma PLC *	137,552	59,264
ARC International PLC *	45,915	21,374
Arena Leisure PLC	50,686	40,162
Aricom PLC *	266,322	474,802
Ark Therapeutics Group PLC *	32,845	57,906
Arm Holdings PLC, ADR	101,712	634,683
Arriva PLC	60,849	770,826
Ashtead Group PLC	113,149	170,904
Aveva Group PLC	18,285	540,052
Avis Europe PLC *	65,846	32,609
Avon Rubber PLC	11,107	22,112
Axis-Shield PLC *	6,029	37,620
Axon Group PLC	13,826	125,437
Babcock International Group PLC	47,449	586,508
Barratt Developments PLC	92,311	333,717
BBA Aviation PLC (a)	119,607	339,402
Beazley Group PLC	102,891	278,719
Bellway PLC	36,565	450,525
Benfield Group, Ltd. (a)	44,159	224,810
Berkeley Group Holdings PLC *	26,492	426,121
Bespak PLC	7,040	83,673
BICC PLC	49,833	423,237
Biocompatibles International PLC *	10,935	38,232
Blacks Leisure Group PLC	5,193	15,533

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Bloomsbury Publishing PLC	15,244	$40,841
BlueBay Asset Management/United Kingdom	5,987	39,582
Bodycote International PLC	295,612	1,352,685
Bovis Homes Group PLC	39,503	323,570
BPP Holdings PLC	5,823	57,674
Brammer PLC	13,505	82,129
Brewin Dolphin Holdings PLC	36,061	93,756
Brit Insurance Holdings PLC	100,401	431,082
British Polythene Industries PLC	4,400	20,177
Britvic PLC	45,893	284,547
BSS Group PLC	36,568	267,113
BTG PLC *	43,947	100,548
Business Post Group PLC	6,109	39,541
Capital & Regional PLC	14,846	87,490
Care UK PLC	10,344	92,924
Carillion PLC	104,427	713,665
Carpetright PLC	8,793	137,254
Castings PLC	6,764	39,660
Catlin Group, Ltd.	78,812	615,108
Centaur Media PLC	37,860	52,498
Charles Stanley Group PLC	5,789	25,802
Charles Taylor Consulting PLC	5,241	27,849
Charter PLC	22,903	411,493
Chemring Group PLC	8,354	404,609
Chesnara PLC	10,336	32,350
Chime Communications PLC	5,000	12,777
Chloride Group PLC	46,548	257,027
Chrysalis Group PLC *	7,473	16,913
Clarkson PLC	2,080	38,937
Clinton Cards PLC	33,476	32,327
Close Brothers Group PLC	47,653	542,776
Collins Stewart PLC	49,196	87,220
Colt Telecom Group PLC * (a)	15,623	52,920
Communisis PLC	29,820	40,463
Computacenter PLC	34,471	114,546
Connaught PlC *	26,543	223,855
Corin Group PLC	4,524	21,351
Costain Group PLC	147,453	78,134
Cranswick PLC	12,143	179,203
Creston PLC	10,587	12,583
Croda International PLC	34,453	449,754
CSR PLC *	39,854	248,682
D.S. Smith PLC	179,314	476,860
Dairy Crest Group PLC	41,351	334,611
Dana Petroleum PLC *	15,540	563,332
Davis Service Group PLC	50,855	494,123
Dawson Holdings PLC	18,937	34,511
De La Rue PLC	34,674	653,201
Debenhams PLC *	176,284	226,981
Dechra Pharmaceuticals PLC	20,895	191,536
Delta PLC	30,141	75,678
Detica Group PLC	28,318	156,365
Development Securities PLC	9,003	69,553
Devro PLC	33,835	53,619
Dicom Group PLC	14,754	62,836
Dignity PLC	18,937	273,090

The accompanying notes are an integral part of the financial statements.
135

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Dimension Data Holdings PLC	442,473	$457,969
Diploma PLC	20,438	66,801
Dixons Group PLC	555,169	640,595
Domino Printing Sciences PLC	29,115	198,398
DTZ Holdings PLC	19,551	76,005
Dunelm Group PLC	6,499	20,695
E2V Technologies PLC	10,056	57,768
Electrocomponents PLC	133,547	455,676
Elementis PLC	129,565	187,358
Emerald Energy PLC *	6,316	42,101
Ennstone PLC	77,985	43,255
Enodis PLC	69,220	416,838
Entertainment Rights PLC *	92,761	12,605
Euromoney Institutional Investor PLC	19,007	139,497
Evolution Group PLC	41,382	84,638
Expro International Group PLC	19,421	621,692
F&C Asset Management PLC	110,863	356,864
Fenner PLC	23,357	118,099
Filtrona PLC	52,152	163,485
Filtronic PLC *	7,589	11,312
Findel PLC	15,671	69,846
FKI PLC	82,889	139,155
Forth Ports PLC	9,719	400,834
Fortune Oil PLC *	359,509	78,337
French Connection Group PLC (a)	17,888	31,182
Fuller Smith & Turner PLC	7,773	83,455
Future PLC	44,714	23,915
Galiform PLC	112,844	132,443
Galliford Try PLC	63,253	56,697
Game Group PLC	182,118	1,020,042
GCAP Media PLC	28,992	128,357
Genus PLC	16,764	289,074
Go-Ahead Group PLC	10,036	307,747
Goldshield Group PLC *	1,074	5,601
Greene King PLC	27,045	289,297
Greggs PLC	2,083	168,845
Halfords Group PLC	59,177	322,951
Halma PLC	98,642	410,340
Hampson Industries PLC	4,407	13,662
Hansard Global PLC	11,952	40,722
Hardy Oil & Gas PLC * (a)	12,212	200,299
Hays PLC	17,984	36,515
Headlam Group PLC	25,181	195,160
Helical Bar PLC	23,786	141,706
Helphire PLC	34,529	128,076
Henderson Group PLC (a)	193,512	489,701
Henry Boot PLC	22,990	62,163
Highway Insurance Holdings PLC	55,651	55,120
Hikma Pharmaceuticals PLC	30,770	289,676
Hill & Smith Holdings PLC	19,511	142,616
Hiscox PLC	116,738	549,210
HMV Group PLC (a)	117,919	324,100
Hochschild Mining PLC	22,100	180,693
Hogg Robinson Group PLC	39,788	34,679
Holidaybreak PLC	9,477	96,118
Homeserve PLC	37,619	1,360,726

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Hunting PLC	26,412	$457,273
Huntsworth PLC	20,53	25,307
Hyder Consulting PLC	5,425	44,275
IG Group Holdings PLC	72,771	551,021
Imagination Technologies Group PLC *	26,486	37,251
IMI PLC	57,726	586,613
Imperial Energy Corp. PLC * (a)	24,062	467,111
Informa PLC	84,511	643,265
Innovation Group PLC	119,179	46,036
Intec Telecom Systems PLC *	40,144	37,773
Intermediate Capital Group PLC	25,024	790,642
International Personal Finance PLC	72,069	367,968
Interserve PLC	25,686	242,832
Intertek Group PLC	26,185	530,629
ITE Group PLC	44,002	150,357
J.D. Wetherspoon PLC	24,171	137,536
James Fisher & Sons PLC	11,043	148,751
Jardine Lloyd Thompson Group PLC	29,648	222,145
JJB Sports PLC	64,418	141,642
JKX Oil & Gas PLC	56,800	542,886
John Menzies PLC	7,960	77,263
Johnston Press PLC	81,296	181,974
Keller Group PLC	16,253	213,779
Kesa Electricals PLC	153,053	615,461
Kier Group PLC	10,986	228,503
Kingston Communications PLC	123,424	107,576
Laird Group PLC	44,660	438,796
Laura Ashley Holdings PLC	68,094	33,385
Lavendon Group PLC	4,967	24,376
Liontrust Asset Management PLC	5,127	30,976
Logicacmg PLC	241,627	581,546
Lookers PLC	35,795	57,611
Low & Bonar PLC	45,266	108,946
LSL Property Services PLC	7,930	13,077
Luminar Group Holdings PLC	14,299	90,356
M.J. Gleeson Group PLC	11,305	42,549
Management Consulting Group PLC	104,375	69,263
Manganese Bronze Holdings PLC	846	8,840
Marshalls PLC	38,912	154,162
Marston's PLC	71,152	313,250
McBride PLC	26,220	49,083
Melrose Resources PLC	17,369	137,625
Metalrax Group PLC	29,412	12,089
Mice Group PLC *	64,572	0
Michael Page International PLC	81,821	463,547
Micro Focus International PLC	30,657	140,435
Millennium & Copthorne Hotels PLC	56,178	426,214
Minerva PLC *	48,210	96,454
Misys PLC	137,007	431,522
Mitie Group PLC	74,571	341,228
Morgan Crucible Company PLC	64,709	270,785
Morgan Sindall PLC	13,744	242,988
Morse PLC	17,420	16,736
Mothercare PLC	27,714	218,497
Mouchel Parkman PLC	27,771	249,753
MWB Group Holdings PLC *	24,660	67,290

The accompanying notes are an integral part of the financial statements.
136

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
N. Brown Group PLC	43,978	$195,140
National Express Group PLC	35,284	638,482
Nord Anglia Education PLC *	6,519	41,937
Northern Foods PLC	95,668	150,659
Northgate PLC	13,517	150,748
Northumbrian Water Group PLC	65,840	429,090
Novae Group PLC	16,766	117,904
Oxford Biomedica PLC *	90,000	41,005
Oxford Instruments PLC	6,016	27,648
Pace Micro Technology PLC *	44,430	77,890
Paypoint PLC	8,097	100,647
Pendragon PLC	119,021	76,625
Phoenix IT Group, Ltd. *	5,229	35,218
Photo-Me International PLC	22,753	5,183
Pinewood Shepperton PLC	8,060	38,319
Premier Farnell PLC	95,089	305,617
Premier Foods PLC	111,705	274,936
Premier Oil PLC *	19,397	661,269
Protherics PLC *	44,427	36,962
Provident Financial PLC	34,305	542,619
Psion PLC	24,218	55,769
Punch Taverns PLC	60,285	662,773
PZ Cussons PLC	84,273	320,935
Qinetiq PLC	121,836	499,584
Quintain Estates & Development PLC *	40,357	285,397
Rank Group PLC	117,546	204,323
Rathbone Brothers PLC	10,169	198,416
Raymarine PLC	13,480	57,611
REA Holdings PLC	1,719	21,027
Redrow PLC	47,467	221,905
Regent Inns PLC *	12,166	3,916
Regus Group PLC	198,278	403,570
Renishaw PLC	11,721	175,993
Rensburg Sheppards PLC	4,945	56,031
Restaurant Group PLC	47,761	136,948
Ricardo PlC	2,436	16,262
Rightmove PLC	14,759	102,765
RM PLC	11,530	48,192
Robert Walters PLC	17,416	53,215
Robert Wiseman Dairies PLC	9,457	66,082
ROK PLC	33,519	77,353
Rotork PLC	23,227	522,218
Royalblue Group PLC	5,476	95,891
RPC Group PLC	19,627	76,883
RPS Group PLC	59,899	395,118
Salamander Energy PLC *	20,423	137,651
Savills PLC	40,787	207,037
SCI Entertainment Group PLC *	24,546	24,068
Scott Wilson Group PLC	18,538	80,788
SDL PLC *	16,966	107,209
Senior PLC	136,652	301,824
Severfield Rowen PLC	13,069	73,847
Shanks Group PLC	63,029	295,592
Shore Capital Group PLC	82,607	54,818
SIG PLC	40,573	592,335
Signet Group PLC, SADR (a)	17,424	216,580

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Signet Group PLC	394,352	$484,327
Skyepharma PLC *	127,235	17,038
SMG PLC *	31,166	8,489
Smiths News PLC	27,259	50,488
Soco International PLC *	11,357	431,944
Southern Cross Healthcare, Ltd.	18,122	147,540
Spectris PLC	31,754	486,858
Speedy Hire PLC	10,582	139,082
Spirax-Sarco Engineering PLC	28,330	642,000
Spirent Communications PLC, ADR *	1,208	6,221
Spirent Communications PLC *	174,932	227,839
Sportech PLC *	11,390	17,204
Sports Direct International	54,705	111,887
Spring Group PLC	29,466	26,996
SSL International PLC	42,217	403,085
St James's Place PLC	51,244	264,432
St. Ives Group PLC	24,755	100,158
St. Modwen Properties PLC	31,887	222,814
Stagecoach Group PLC	78,051	358,698
Sthree PLC	26,059	106,854
Taylor Nelson Sofres PLC	82,749	424,546
Taylor Woodrow PLC	330,627	556,698
TDG PLC	11,424	60,252
Ted Baker PLC	5,384	42,341
Thorntons PLC	10,805	28,253
Thus Group PLC *	17,980	53,781
Tomkins PLC, SADR	13,700	197,143
Topps Tiles PLC	25,009	36,288
Town Centre Securities PLC	11,969	51,094
Travis Perkins PLC	36,335	601,000
Tribal Group PLC *	110	290
Trinity Mirror PLC	85,363	384,692
TT electronics PLC	25,281	61,472
Tullett Prebon PLC	49,804	457,027
UK Coal PLC *	38,818	432,917
Ultra Electronics Holdings PLC	14,045	339,982
Umeco PLC	8,762	98,933
Uniq PLC	31,252	76,300
United Business Media PLC	45,420	553,781
UTV Media PLC	5,622	24,278
Vanco PLC * (a)	9,115	11,601
Venture Production PLC	35,579	617,039
Vernalis PLC *	62,378	7,723
Victrex PLC	29,565	459,445
Vislink PLC	22,958	13,302
Vitec Group PLC	8,660	85,773
VP PLC *	664	4,143
VT Group PLC	36,234	469,415
W.S. Atkins PLC	25,254	515,764
Wagon PLC	23,762	7,178
Weir Group PLC	33,017	589,938
WH Smith PLC	34,882	273,627
White Young Green PLC	8,638	55,140
William Hill PLC	69,696	523,251
Wilmington Group PLC	8,311	31,486
Wincanton PLC	37,919	223,839

The accompanying notes are an integral part of the financial statements.
137

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Wolfson Microelectronics PLC *	17,835	$40,275
Woolworths Group PLC	94,167	19,586
WSP Group PLC	16,690	187,788
Xaar PLC	8,223	35,836
Xchanging PLC	18,378	89,283
Yell Group PLC	244,658	611,862
Yule Catto & Company PLC	83,739	248,818
Zetex PLC	22,571	37,892
		71,566,797
United States - 0.28%
Berens Energy, Ltd. *	14,100	15,610
Burmis Energy Inc *	11,150	49,713
Cadence Energy, Inc. *	14,200	69,171
Candente Resource Corp. *	8,600	16,012
Cardero Resource Corp. *	13,100	34,411
Cinch Energy Corp. *	11,600	16,928
easyhome Ltd *	400	6,642
Fairborne Energy Ltd *	17,800	181,117
Far West Mining, Ltd. *	4,700	15,137
Formation Capital Corp. *	12,500	8,429
Fortune Minerals Ltd *	884	1,584
GBS Gold International, Inc. *	12,700	20,451
Gemcom Software International Inc *	7,800	23,158
Globestar Mining Corp *	6,400	11,465
Great Panther Resources, Ltd. *	22,200	32,174
Hemisphere GPS Inc *	10,400	48,567
Inter-Citic Minerals, Inc. *	21,300	41,803
Intrinsyc Software International Inc *	2,000	1,268
Magellan Aerospace Corp. *	2,240	11,768
Marsulex Inc	4,000	53,784
Matrikon, Inc. *	3,200	13,204
Midnight Oil Exploration, Ltd. *	5,400	8,424
Minco Silver Corp *	7,600	28,378
Open Range Energy Corp. *	5,000	25,413
Pacific Rubiales Energy Corp. *	10,766	122,114
Parkbridge Lifestyles Communities, Inc. *	6,430	36,564
Pelangio Mines Inc *	14,200	61,596
Profound Energy, Inc. *	5,980	26,301
Pure Energy Services, Ltd. *	500	3,900
QGX Ltd *	4,000	14,332
Queenston Mining, Inc. *	5,500	14,890
Questerre Energy Corp. *	11,200	61,771
Technicoil Corp. *	14,900	19,495
TUSK Energy Corp *	19,200	46,957
Webtech Wireless Inc *	12,200	45,554
		1,188,085
TOTAL COMMON STOCKS (Cost $403,549,233)		$404,660,674

PREFERRED STOCKS - 0.02%

Australia - 0.02%
Village Roadshow, Ltd. (a)(i)	33,387	73,396
TOTAL PREFERRED STOCKS (Cost $81,756)		$73,396

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.00%

Canada - 0.00%
Tembec, Inc.
(Expiration Date: 03/03/2012)	609	$429

Hong Kong - 0.00%
Asia Standard International Group, Ltd.
(Expiration Date: 09/06/2008, Strike
Price: HKD 0.179)	312,262	165
Kantone Holdings, Ltd.
(Expiration Date: 01/08/09, Strike
Price: HKD 0.81)	129,806	333
Matsunichi Communication Holdings, Ltd.
(Expiration Date: 08/28/2010, Strike
Price: HKD 6.00)	9,300	1,810
Paliburg Holdings, Ltd.
(Expiration Date: 11/08/2010, Strike
Price: HKD 0.21)	148,200	19
		2,327

New Zealand - 0.00%
Infratil, Ltd.
(Expiration Date: 06/29/2012, Strike
Price: NZD 4.12)	6,595	1,499
New Zealand Oil & Gas, Ltd.
(Expiration Date: 06/30/2008, Strike
Price: NZD 1.50)	6,394	426
		1,925

Switzerland - 0.00%
Precious Woods Holding AG
(Expiration Date: 10/31/2008, Strike
Price: CHF 82)	459	1,343
TOTAL WARRANTS (Cost $2,470)		$6,024

RIGHTS - 0.03%

Australia - 0.00%
Sino Gold Mining, Ltd. (Expiration Date:
06/12/2008, Strike Price: AUD 4)	5,178	8,216

France - 0.00%
LVL Medical Groupe SA (Expiration Date:
06/02/2008, Strike Price: EUR 1)	3,125	49

Hong Kong - 0.00%
Hongkong Chinese, Ltd. (Expiration Date:
06/23/2008, Strike Price: HKD 1)	104,300	0

Italy - 0.00%
Banca Popolare dell'Etruria e del Lazio Scrl
(Expiration Date: 06/13/2008, Strike Price:
EUR 7.5)	14,387	2,793

Portugal - 0.01%
Banco BPI SA (Expiration Date: 06/11/2008,
Strike Price: EUR 2.5)	57,609	58,256

Singapore - 0.01%
Osim International, Ltd. (Expiration Date:
06/13/2008, Strike Price: SGD 0.09)	20,250	0
Parkway Holdings, Ltd. (Expiration Date:
06/09/2008, Strike Price: SGD 2.18) (a)	63,000	30,539

Sweden - 0.01%
Active Biotech AB (Expiration Date:
06/09/2008, Strike Price: SEK 40)	4,200	16,335

The accompanying notes are an integral part of the financial statements.
138

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)

United Kingdom - 0.00%
Acambis PLC (Expiration Date: 05/16/2008,
Strike Price: GBP 115)	5,932	$0
TOTAL RIGHTS (Cost $0)		$116,188

SHORT TERM INVESTMENTS - 14.37%
John Hancock Cash
Investment Trust, 2.5216% (c)(h)	$60,239,007	$60,239,007
TOTAL SHORT TERM INVESTMENTS
(Cost $60,239,007)		$60,239,007

REPURCHASE AGREEMENTS - 7.08%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.83% to be repurchased at
$29,697,528 on 06/02/2008,
collateralized by $30,250,000
Federal Home Loan Mortgage
Corp., 3.50% due 05/05/2011
(valued at $30,287,813, including
interest)	$29,693,000	$29,693,000
TOTAL REPURCHASE AGREEMENTS
(Cost $29,693,000)		$29,693,000
Total Investments (International Small Company Fund)
(Cost $493,565,466) - 118.03%		$494,788,289
Liabilities in Excess of Other Assets - (18.03)%		(75,574,618)
TOTAL NET ASSETS - 100.00%		$419,213,671

The portfolio had the following five top industry concentrations as of  May 31, 2008 (as a percentage of total net assets):

Building Materials & Construction	5.74%
Banking	4.53%
Food & Beverages	3.93%
Crude Petroleum & Natural Gas	3.66%
Business Services	3.62%

International Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.23%

Austria - 1.02%
Telekom Austria AG	685,030	$16,337,719

Belgium - 1.04%
Belgacom SA	353,860	16,664,165

Bermuda - 1.53%
ACE, Ltd.	405,496	24,358,145

China - 0.46%
China Telecom Corp., Ltd. (a)	10,143,589	7,369,924

Finland - 1.83%
Stora Enso Oyj, R Shares (a)	1,041,000	12,648,570

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Finland (continued)
UPM-Kymmene Oyj	853,141	$16,590,921
		29,239,491
France - 10.57%
AXA Group SA	863,786	30,518,485
France Telecom SA (a)	1,397,501	42,407,020
Sanofi-Aventis SA	518,966	38,681,628
Thomson SA	1,725,060	10,976,584
Total SA	375,252	32,745,236
Vivendi SA	315,560	13,262,536
		168,591,489
Germany - 7.69%
Bayerische Motoren Werke (BMW) AG	326,524	19,339,162
Deutsche Post AG	667,551	21,238,187
Infineon Technologies AG * (a)	1,624,750	14,635,406
Muenchener Rueckversicherungs-
Gesellschaft AG	122,646	22,992,178
SAP AG * (a)	394,750	21,813,973
Siemens AG	199,739	22,659,441
		122,678,347
Hong Kong - 1.52%
Hutchison Whampoa, Ltd.	2,243,620	24,250,612

Israel - 1.62%
Check Point Software Technologies, Ltd. *	1,038,260	25,779,996

Italy - 3.45%
Eni SpA (a)	692,850	28,219,449
Mediaset SpA (a)	943,260	7,689,576
UniCredito Italiano SpA	2,742,038	19,164,665
		55,073,690
Japan - 7.10%
Aiful Corp. (a)	427,399	7,415,222
Mitsubishi UFJ Financial Group, Inc.	1,716,800	17,555,591
NGK Spark Plug Company, Ltd. (a)	984,000	12,246,329
Olympus Optical Company, Ltd.	298,000	9,724,151
Promise Company, Ltd. (a)	264,600	8,458,566
Sony Corp.	429,514	21,512,369
Toyota Motor Corp.	230,400	11,736,369
USS Company, Ltd.	364,570	24,691,992
		113,340,589
Netherlands - 5.72%
ING Groep NV	986,362	37,657,420
Koninklijke (Royal) Philips Electronics NV	537,666	20,644,169
Reed Elsevier NV	1,765,048	32,924,211
		91,225,800
Norway - 2.31%
Aker Kvaerner ASA	172,180	4,858,123
Norske Skogindustrier ASA * (a)	1,791,884	9,058,431
Telenor ASA	1,054,271	22,878,069
		36,794,623
Singapore - 3.36%
Flextronics International, Ltd. *	1,590,010	17,029,007
Singapore Telecommunications, Ltd. (a)	8,838,000	24,731,211

The accompanying notes are an integral part of the financial statements.
139

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Singapore (continued)
Venture Corp., Ltd. (a)	1,614,840	$11,884,027
		53,644,245
South Korea - 3.90%
Kookmin Bank, SADR	218,431	13,641,016
KT Corp., SADR	181,994	4,114,884
Samsung Electronics Company, Ltd., GDR (a)(g)	125,064	44,397,720
		62,153,620
Spain - 1.87%
Telefonica SA	1,037,699	29,785,675

Sweden - 2.37%
Ericsson LM, Series B	8,264,570	22,477,757
Securitas AB, B Shares (a)	634,218	7,927,065
Securitas Systems AB	2,854,388	7,373,221
		37,778,043
Switzerland - 6.01%
Adecco SA (a)	488,160	27,844,675
Nestle SA	42,607	20,950,911
Novartis AG	422,850	22,212,557
Swiss Re	203,243	15,785,580
UBS AG *	378,890	9,124,624
		95,918,347
Taiwan - 6.97%
Chunghwa Telecom Company, Ltd., ADR *	845,469	20,942,267
Compal Electronics, Inc., GDR (g)	2,998,367	16,461,035
Lite-On Technology Corp., GDR	1,148,368	13,598,170
Lite-On Technology Corp.	6,328,818	7,494,160
Mega Financial Holding Company, Ltd.	38,983,000	30,517,578
Taiwan Semiconductor
Manufacturing Company, Ltd.	10,289,000	22,201,118
		111,214,328
United Kingdom - 26.37%
Aviva PLC	1,769,560	22,101,053
BAE Systems PLC	834,663	7,493,963
BP PLC	3,265,112	39,324,594
British Sky Broadcasting Group PLC	1,617,666	17,400,081
Centrica PLC	3,023,272	17,592,100
Compass Group PLC	4,223,617	31,374,613
GlaxoSmithKline PLC	1,558,185	34,369,390
Group 4 Securicor PLC	6,683,810	29,823,011
HBOS PLC	613,360	4,860,020
HSBC Holdings PLC	1,872,430	31,620,051
Kingfisher PLC	6,685,080	18,168,677
Old Mutual PLC	8,894,342	20,614,000
Pearson PLC	1,601,146	21,646,923
Persimmon PLC	907,880	8,659,391
Reed Elsevier PLC	106,368	1,340,080
Rentokil Initial PLC	5,303,917	10,480,264
Royal Bank of Scotland Group PLC	3,488,586	15,790,585
Royal Dutch Shell PLC, B Shares	797,033	33,234,641
Tesco PLC	1,125,680	9,233,849
Unilever PLC	239,731	7,935,298
Vodafone Group PLC	11,707,036	37,626,537
		420,689,121

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United States - 0.52%
Invesco, Ltd.	299,056	$8,322,728
TOTAL COMMON STOCKS (Cost $1,503,227,051)		$1,551,210,697

RIGHTS - 0.10%

Switzerland - 0.03%
UBS AG *	378,890	505,308

United Kingdom - 0.07%
Royal Bank of Scotland Group PLC *	2,131,913	1,182,470
TOTAL RIGHTS (Cost $4,660,392)		$1,687,778

SHORT TERM INVESTMENTS - 8.94%
John Hancock Cash
Investment Trust, 2.5216% (c)(h)	$117,524,777	$117,524,777
Paribas Corp.
2.375% due 06/02/2008	25,120,000	25,120,000
TOTAL SHORT TERM INVESTMENTS
(Cost $142,644,777)		$142,644,777

REPURCHASE AGREEMENTS - 0.04%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.83% to be repurchased at
$583,089 on 06/02/2008,
collateralized by $490,000 Federal
Home Loan Mortgage Corp.,
5.05% due 12/23/2011 (valued at
$504,088, including interest) and
$90,000 Federal National
Mortgage Association, 5.01% due
09/19/2011 (valued at $91,57	$583,000	$583,000
TOTAL REPURCHASE AGREEMENTS
(Cost $583,000)		$583,000
Total Investments (International Value Fund)
(Cost $1,651,115,220) - 106.31%		$1,696,126,252
Liabilities in Excess of Other Assets - (6.31)%		(100,717,904)
TOTAL NET ASSETS - 100.00%		$1,595,408,348

The portfolio had the following five top industry concentrations as of  May 31, 2008 (as a percentage of total net assets):

Telecommunications Equipment & Services	15.38%
Insurance	10.91%
Electronics	7.93%
International Oil	5.90%
Financial Services	5.82%

The accompanying notes are an integral part of the financial statements.
140

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 26.24%

Treasury Inflation Protected
Securities (d) - 6.11%
2.375% due 04/15/2011	$10,321,728	$10,853,937
2.375% TBA **	1,358,604	1,413,160
		12,267,097

U.S. Treasury Bonds - 15.94%
6.00% due 02/15/2026	2,850,000	3,281,729
7.25% due 08/15/2022	1,375,000	1,753,125
7.875% due 02/15/2021	7,250,000	9,596,057
8.125% due 08/15/2019 to 08/15/2021	4,660,000	6,239,848
8.75% due 08/15/2020	7,285,000	10,209,243
8.875% due 02/15/2019	662,000	920,025
		32,000,027

U.S. Treasury Notes - 4.19%
6.50% due 02/15/2010	7,900,000	8,411,035
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $52,189,505)		$52,678,159

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.44%
Federal Home Loan Bank - 1.06%
5.80% due 09/02/2008	2,105,000	2,122,657

Federal Home Loan Mortgage Corp. - 1.46%
4.00% due 11/15/2019	135,265	124,887
5.00% due 03/01/2019 to 12/01/2019	649,303	649,570
6.50% due 04/01/2029 to 08/01/2034	25,643	26,646
6.625% due 09/15/2009	2,030,000	2,123,758
7.50% due 06/01/2010 to 05/01/2028	7,215	7,583
		2,932,444

Federal National Mortgage
Association - 3.73%
4.656% due 05/01/2013	185,435	182,786
4.86% due 01/01/2015	2,908,385	2,867,139
4.917% due 02/01/2013	262,668	262,190
5.00% due 03/01/2019 to 06/01/2019	1,283,619	1,286,945
5.50% due 08/01/2035 to 11/01/2035	1,220,703	1,214,285
5.629% due 12/01/2011	207,405	212,661
5.973% due 11/01/2011	159,137	164,719
6.056% due 05/01/2012	168,891	175,531
6.085% due 10/01/2011	144,411	149,652
6.095% due 03/01/2012	85,217	88,652
6.50% due 09/01/2031	115	120
6.625% due 09/15/2009	850,000	889,388
7.00% due 06/01/2029	421	443
		7,494,511

Government National Mortgage
Association - 0.15%
6.00% due 08/15/2008 to 04/15/2035	80,470	82,481
6.50% due 06/15/2028 to 08/15/2034	53,728	55,755
7.00% due 11/15/2031 to 10/15/2034	150,921	160,177
8.00% due 07/15/2030 to 10/15/2030	3,545	3,809
		302,222

Housing & Urban Development - 0.04%
7.498% due 08/01/2011	81,000	85,178
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $12,951,505)		$12,937,012

Investment Quality Bond Fund (continued)
		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.80%

Brazil - 0.80%
Federative Republic of Brazil
6.00% due 08/15/2010	BRL	800,000	$826,354
10.00% due 01/01/2017		1,435,000	771,627
			1,597,981
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $1,696,497)			$1,597,981

CORPORATE BONDS - 37.85%

Advertising - 0.00%
R.H. Donnelley Corp.
6.875% due 01/15/2013		$5,000	3,350
R.H. Donnelley Corp., Series A-2
6.875% due 01/15/2013		10,000	6,700
			10,050

Aerospace - 0.06%
Goodrich Corp.
7.10% due 11/15/2027		115,000	120,595

Agriculture - 0.33%
Cargill, Inc.
5.60% due 09/15/2012 (g)		635,000	639,738
Case New Holland, Inc.
7.125% due 03/01/2014		10,000	10,100
Mosaic Company
7.375% due 12/01/2014 (g)		5,000	5,275
7.875% due 12/01/2016 (g)		5,000	5,425
			660,538

Air Travel - 0.33%
American Airlines
3.857% due 01/09/2012		20,427	19,235
Continental Airlines, Inc., Series 974A
6.90% due 01/02/2018		110,521	106,377
Continental Airlines, Inc., Series 981A
6.648% due 09/15/2017		218,634	209,889
Continental Airlines, Inc., Series A
5.983% due 04/19/2022		30,000	25,650
Continental Airlines, Inc., Series ERJ1
9.798% due 04/01/2021		13,595	11,148
Southwest Airlines Company, Series 07-1
6.15% due 08/01/2022		304,630	286,882
			659,181

Aluminum - 0.03%
Alcan, Inc.
6.45% due 03/15/2011		59,000	61,157
Novelis, Inc.
7.25% due 02/15/2015		3,000	2,820
			63,977

Auto Parts - 0.04%
TRW Automotive, Inc.
7.00% due 03/15/2014 (g)		75,000	70,875

Auto Services - 0.02%
Avis Budget Car Rental LLC
7.625% due 05/15/2014		15,000	13,500
KAR Holdings, Inc.
10.00% due 05/01/2015		10,000	9,100

The accompanying notes are an integral part of the financial statements.
141

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Auto Services (continued)
United Rentals North America, Inc.
6.50% due 02/15/2012	$10,000	$9,225
		31,825

Automobiles - 0.10%
DaimlerChrysler NA Holding Corp.
8.50% due 01/18/2031	175,000	199,123

Banking - 3.70%
Bank of America Corp.
4.375% due 12/01/2010	436,000	437,149
5.42% due 03/15/2017	1,800,000	1,700,123
5.65% due 05/01/2018	125,000	121,797
Chase Manhattan Corp.
7.00% due 11/15/2009	135,000	138,974
Citicorp
6.375% due 11/15/2008	231,000	233,146
First Republic Bank of San Francisco
7.75% due 09/15/2012	111,000	115,663
First Union National Bank
7.80% due 08/18/2010	350,000	369,005
HBOS PLC
6.00% due 11/01/2033 (g)	210,000	170,477
6.75% due 05/21/2018 (g)	175,000	170,708
HSBC Holdings PLC
6.80% due 06/01/2038	850,000	813,417
National Australia Bank, Ltd.
8.60% due 05/19/2010	23,000	24,649
NBD Bancorp
8.25% due 11/01/2024	270,000	297,921
Republic New York Corp.
9.50% due 04/15/2014	135,000	155,594
Royal Bank of Scotland Group PLC
6.40% due 04/01/2009	696,000	706,805
RSHB Capital SA for OJSC Russian Agricultural
Bank
6.299% due 05/15/2017 (g)	165,000	154,687
7.125% due 01/14/2014 (g)	130,000	130,806
7.175% due 05/16/2013	250,000	253,200
Sanwa Bank, Ltd., New York Branch
7.40% due 06/15/2011	300,000	317,568
Sovereign Bancorp, Inc.
4.80% due 09/01/2010	30,000	27,258
VTB Capital SA
6.25% due 07/02/2035 (g)	150,000	144,750
Wachovia Corp.
5.75% due 06/15/2017	385,000	374,170
Wachovia Corp., MTN
5.50% due 05/01/2013	570,000	563,727
		7,421,594

Broadcasting - 0.62%
British Sky Broadcasting Group PLC
5.625% due 10/15/2015 (g)	131,000	126,987
CanWest Media, Inc.
8.00% due 09/15/2012	10,000	9,175
Clear Channel Communications, Inc.
7.65% due 09/15/2010	400,000	412,445
Liberty Media Corp.
5.70% due 05/15/2013	4,000	3,660

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Broadcasting (continued)
Liberty Media Corp. (continued)
7.75% due 07/15/2009	$90,000	$91,371
7.875% due 07/15/2009	9,000	9,149
8.25% due 02/01/2030	2,000	1,797
News America Holdings, Inc.
7.75% due 01/20/2024	453,000	482,258
News America, Inc.
5.30% due 12/15/2014	100,000	98,603
		1,235,445

Building Materials & Construction - 0.08%
Ahern Rentals, Inc.
9.25% due 08/15/2013	10,000	8,000
K Hovnanian Enterprises, Inc.
11.50% due 05/01/2013 (g)	10,000	10,400
SCL Terminal Aereo Santiago
6.95% due 07/01/2012 (g)	119,822	125,101
Texas Industries, Inc.
7.25% due 07/15/2013	10,000	10,025
		153,526

Business Services - 0.12%
Deluxe Corp.
7.375% due 06/01/2015	50,000	45,562
FedEx Corp., Series 981A
6.72% due 01/15/2022	145,760	152,706
Harland Clarke Holdings Corp.
9.50% due 05/15/2015	5,000	4,100
IKON Office Solutions, Inc.
7.6975% due 01/01/2012 (b)(g)	10,000	10,000
7.75% due 09/15/2015	5,000	5,075
Sungard Data Systems, Inc.
9.125% due 08/15/2013	23,000	23,690
		241,133

Cable & Television - 2.48%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012	13,000	12,642
Coleman Cable, Inc.
9.875% due 10/01/2012	10,000	9,200
Comcast Corp.
5.85% due 11/15/2015	600,000	598,296
Cox Communications, Inc.
5.875% due 12/01/2016 (g)	350,000	344,838
7.125% due 10/01/2012	458,000	479,979
CSC Holdings, Inc.
7.625% due 07/15/2018	21,000	19,740
DirecTV Holdings LLC
6.375% due 06/15/2015	15,000	14,231
LIN Television Corp.
6.50% due 05/15/2013	5,000	4,744
LIN Television Corp., Series B
6.50% due 05/15/2013	7,000	6,685
Mediacom Broadband LLC
8.50% due 10/15/2015	27,000	24,502
Mediacom LLC/Mediacom Capital Corp.
7.875% due 02/15/2011	5,000	4,700
Quebecor Media, Inc.
7.75% due 03/15/2016	20,000	19,600

The accompanying notes are an integral part of the financial statements.
142

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Cable & Television (continued)
Rogers Cable, Inc.
6.25% due 06/15/2013	$130,000	$134,215
Shaw Communications, Inc.
8.25% due 04/11/2010	4,000	4,140
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012	3,000	3,060
TCI Communications Inc
7.875% due 02/15/2026	150,000	161,744
TCI Communications, Inc.
8.75% due 08/01/2015	183,000	206,602
Time Warner Cable, Inc.
5.85% due 05/01/2017	815,000	781,825
6.55% due 05/01/2037	150,000	140,662
Time Warner Companies, Inc.
7.25% due 10/15/2017	60,000	62,443
Time Warner, Inc.
6.75% due 04/15/2011	150,000	153,883
7.70% due 05/01/2032	602,000	629,894
Viacom, Inc.
6.125% due 10/05/2017	550,000	539,547
6.25% due 04/30/2016	252,000	249,710
6.625% due 05/15/2011	175,000	179,630
7.875% due 07/30/2030	195,000	201,738
		4,988,250

Cellular Communications - 0.48%
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	94,000	100,701
8.125% due 05/01/2012	56,000	61,302
8.75% due 03/01/2031	397,000	474,029
Cingular Wireless LLC
7.125% due 12/15/2031	67,000	69,160
Rogers Wireless, Inc.
9.625% due 05/01/2011	27,000	30,066
Vodafone Group PLC
7.75% due 02/15/2010	211,000	220,972
		956,230

Chemicals - 0.34%
Agrium, Inc.
7.125% due 05/23/2036	225,000	221,721
Cytec Industries, Inc.
4.60% due 07/01/2013	170,000	158,791
5.50% due 10/01/2010	105,000	106,098
6.00% due 10/01/2015	200,000	198,371
IMC Global, Inc.
7.30% due 01/15/2028	3,000	3,030
Terra Capital, Inc., Series B
7.00% due 02/01/2017	5,000	4,969
		692,980

Coal - 0.06%
Massey Energy Company
6.625% due 11/15/2010	5,000	4,988
Peabody Energy Corp.
6.875% due 03/15/2013	11,000	11,110
7.375% due 11/01/2016	100,000	102,250
		118,348

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Commercial Services - 0.01%
Aramark Services, Inc.
8.50% due 02/01/2015	$15,000	$15,356
Rental Service Corp.
9.50% due 12/01/2014	15,000	13,125
		28,481

Computers & Business Equipment - 0.16%
Unisys Corp.
6.875% due 03/15/2010	10,000	9,650
Xerox Corp.
5.50% due 05/15/2012	170,000	168,789
6.40% due 03/15/2016	125,000	127,150
7.20% due 04/01/2016	15,000	15,461
		321,050

Containers & Glass - 0.08%
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	16,000	16,560
Pactiv Corp.
5.875% due 07/15/2012	135,000	133,899
Stone Container Finance
7.375% due 07/15/2014	5,000	4,300
		154,759

Correctional Facilities - 0.05%
Corrections Corp. of America
6.25% due 03/15/2013	10,000	9,850
6.75% due 01/31/2014	100,000	99,750
		109,600

Crude Petroleum & Natural Gas - 0.24%
Atmos Energy Corp.
6.35% due 06/15/2017	75,000	74,002
Burlington Resources Finance Company
7.40% due 12/01/2031	209,000	238,677
Chesapeake Energy Corp.
6.50% due 08/15/2017	20,000	18,850
6.625% due 01/15/2016	97,000	94,090
7.50% due 09/15/2013	3,000	3,053
7.625% due 07/15/2013	10,000	10,175
OPTI Canada, Inc.
7.875% due 12/15/2014	10,000	10,125
PetroHawk Energy Corp.
9.125% due 07/15/2013	15,000	15,600
Plains Exploration & Production Company
7.75% due 06/15/2015	10,000	10,075
SandRidge Energy, Inc.
8.00% due 06/01/2018 (g)	5,000	5,063
Southwestern Energy Company
7.50% due 02/01/2018 (g)	10,000	10,103
		489,813

Domestic Oil - 0.18%
Delta Petroleum Corp.
7.00% due 04/01/2015	25,000	21,625
Motiva Enterprises LLC
5.20% due 09/15/2012 (g)	148,000	152,159
Range Resources Corp.
7.50% due 05/15/2016	10,000	10,200
Valero Energy Corp.
8.75% due 06/15/2030	162,000	179,164

The accompanying notes are an integral part of the financial statements.
143

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Domestic Oil (continued)
Whiting Petroleum Corp.
7.00% due 02/01/2014	$3,000	$2,978
7.25% due 05/01/2013	3,000	2,985
		369,111

Drugs & Health Care - 0.02%
Allegiance Corp.
7.00% due 10/15/2026	13,000	12,972
Rite Aid Corp.
8.125% due 05/01/2010	18,000	17,955
		30,927

Electrical Utilities - 2.40%
Avista Corp.
9.75% due 06/01/2008	17,000	17,000
Carolina Power & Light Company
6.50% due 07/15/2012	371,000	390,691
CenterPoint Energy, Inc.
6.50% due 05/01/2018	85,000	83,194
CMS Energy Corp.
8.50% due 04/15/2011	4,000	4,226
Commonwealth Edison Company
5.95% due 08/15/2016	125,000	124,212
6.15% due 03/15/2012	92,000	94,471
Dynegy Holdings, Inc.
7.125% due 05/15/2018	15,000	13,837
Edison Mission Energy
7.75% due 06/15/2016	20,000	20,500
Enel Finance International SA
6.80% due 09/15/2037 (g)	555,000	562,219
Exelon Generation Company, LLC
6.95% due 06/15/2011	185,000	191,853
Georgia Power Company
5.25% due 12/15/2015	150,000	149,105
Midamerican Energy Holdings
6.125% due 04/01/2036	250,000	240,559
New York State Electric & Gas Corp.
5.75% due 05/01/2023	74,000	65,851
Northern States Power Company
6.25% due 06/01/2036	125,000	124,720
6.50% due 03/01/2028	67,000	68,516
NSTAR
8.00% due 02/15/2010	270,000	287,023
Old Dominion Electric Cooperative
6.25% due 06/01/2011	141,000	145,829
Potomac Electric Power Company
5.50% due 11/15/2037	250,000	246,855
PSEG Power LLC
8.625% due 04/15/2031	154,000	186,411
Puget Sound Energy, Inc.
7.00% due 03/09/2029	54,000	54,310
Reliant Energy, Inc.
6.75% due 12/15/2014	10,000	10,225
Southern California Edison Company
6.00% due 01/15/2034	201,000	197,706
Taqa Abu Dhabi National Energy Company
6.50% due 10/27/2036 (g)	475,000	433,536
TXU Corp., Series P
5.55% due 11/15/2014	26,000	21,079

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities (continued)
Union Electric Company
6.40% due 06/15/2017	$950,000	$959,890
Wisconsin Electric Power Company
6.50% due 06/01/2028	94,000	95,083
Wisconsin Energy Corp.
6.20% due 04/01/2033	33,000	32,193
		4,821,094

Electric-Integrated - 0.24%
Israel Electric Corp., Ltd.
7.25% due 01/15/2019 (g)	475,000	478,544

Electronics - 0.11%
Avnet, Inc.
6.625% due 09/15/2016	200,000	199,032
L-3 Communications Corp., Series B
6.375% due 10/15/2015	10,000	9,637
Sanmina-SCI Corp.
5.55% due 06/15/2010 (b)(g)	9,000	8,933
		217,602

Energy - 0.30%
Abu Dhabi National Energy Company
5.875% due 10/27/2016 (g)	110,000	108,761
Aquila, Inc.
9.95 due 02/01/2011	10,000	10,286
14.875% due 07/01/2012	20,000	23,800
Dynegy Holdings, Inc.
8.375% due 05/01/2016	10,000	10,050
Midamerican Funding LLC
6.75% due 03/01/2011	260,000	273,464
Mirant North America LLC
7.375% due 12/31/2013	20,000	20,150
NRG Energy, Inc.
7.25% due 02/01/2014	25,000	24,500
7.375% due 01/15/2017	5,000	4,888
XTO Energy, Inc.
6.75% due 08/01/2037	120,000	121,989
		597,888

Financial Services - 10.01%
AGFC Capital Trust I
6.00% due 01/15/2067 (b)(g)	170,000	135,104
American Financial Group, Inc.
7.125% due 04/15/2009	245,000	249,899
American General Finance Corp.
5.375% due 10/01/2012	154,000	148,972
Arch Western Finance LLC
6.75% due 07/01/2013	26,000	25,675
Associates Corp. of North America
8.55% due 07/15/2009	81,000	84,555
Bear Stearns Companies, Inc.
6.40% due 10/02/2017	105,000	105,446
6.95% due 08/10/2012	345,000	360,114
7.25% due 02/01/2018	215,000	228,721
Capital One Capital IV
6.745% due 02/17/2037 (b)	125,000	99,612
Capmark Financial Group, Inc.
5.875% due 05/10/2012	330,000	265,793
6.30% due 05/10/2017	90,000	66,038

The accompanying notes are an integral part of the financial statements.
144

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
CIT Group, Inc.
5.00% due 02/01/2015	$300,000	$241,916
7.625% due 11/30/2012	300,000	276,183
Citigroup Capital XXI
8.30% due 12/21/2057 (b)	370,000	370,095
Citigroup, Inc.
4.875% due 05/07/2015	286,000	266,409
5.50% due 08/27/2012	700,000	699,389
6.875% due 03/05/2038	425,000	416,247
Countrywide Financial Corp.
4.50% due 06/15/2010	70,000	62,989
5.80% due 06/07/2012	135,000	124,892
Discover Financial Services
6.45% due 06/12/2017	300,000	260,897
Equitable Companies, Inc.
7.00% due 04/01/2028	235,000	232,242
Erac USA Finance Company
8.00% due 01/15/2011 (g)	534,000	548,897
Farmers Exchange Capital
7.05% due 07/15/2028 (g)	350,000	316,953
Ford Motor Credit Company
6.625% due 06/16/2008	20,000	19,991
7.00% due 10/01/2013	21,000	17,660
GATX Financial Corp.
5.50% due 02/15/2012	200,000	197,561
General Electric Capital Corp.
4.80% due 05/01/2013	475,000	472,288
6.125% due 02/22/2011	67,000	69,750
6.75% due 03/15/2032	634,000	641,435
General Motors Acceptance Corp.
8.00% due 11/01/2031	155,000	118,743
Goldman Sachs Group, Inc.
5.45% due 11/01/2012	340,000	341,968
6.15% due 04/01/2018	750,000	742,021
6.75% due 10/01/2037	1,415,000	1,327,685
6.875% due 01/15/2011	208,000	218,172
International Lease Finance Corp.
5.625% due 09/15/2010	170,000	169,288
5.875% due 05/01/2013	250,000	244,771
6.375% due 03/25/2013	145,000	144,931
Janus Capital Group, Inc.
6.25% due 06/15/2012	100,000	97,264
JP Morgan Chase & Company
5.15% due 10/01/2015	200,000	194,158
5.375% due 10/01/2012	760,000	767,569
6.00% due 01/15/2018	380,000	375,968
JP Morgan Chase Capital XV
5.875% due 03/15/2035	467,000	389,284
Lazard Group
6.85% due 06/15/2017	660,000	599,993
Lehman Brothers Holdings, Inc.
7.00% due 09/27/2027	635,000	584,269
7.50% due 05/11/2038	280,000	256,796
Lehman Brothers Holdings, Inc., MTN
6.20% due 09/26/2014	900,000	868,654
Merrill Lynch & Company, Inc.
5.45% due 02/05/2013	150,000	142,003
6.40% due 08/28/2017	840,000	800,698
7.75% due 05/14/2038	325,000	306,701

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018	$575,000	$563,671
Mizuho Financial Group, Cayman
5.79% due 04/15/2014 (g)	246,000	249,146
Morgan Stanley
4.75% due 04/01/2014	401,000	369,681
5.55% due 04/27/2017	225,000	205,977
6.25% due 08/28/2017	720,000	691,567
6.75% due 04/15/2011	106,000	108,423
Morgan Stanley Dean Witter
6.60% due 04/01/2012	315,000	321,410
Morgan Stanley, MTN
6.625% due 04/01/2018	675,000	664,402
NiSource Finance Corp.
6.40% due 03/15/2018	200,000	192,562
Sun Canada Financial Company
7.25% due 12/15/2015 (g)	229,000	253,535
Sunamerica, Inc.
8.125% due 04/28/2023	135,000	147,036
The Bear Stearns Companies, Inc.
5.35% due 02/01/2012	80,000	79,107
United States Bancorp Oregon
7.50% due 06/01/2026	525,000	554,554
		20,097,730

Food & Beverages - 0.88%
Cia Brasileira de Bebidas
8.75% due 09/15/2013	285,000	327,750
ConAgra Foods, Inc.
5.819% due 06/15/2017	74,000	73,329
6.75% due 09/15/2011	46,000	47,951
General Mills, Inc.
5.20% due 03/17/2015	190,000	188,412
Kellogg Company
4.25% due 03/06/2013	140,000	135,883
Kraft Foods, Inc.
5.625% due 11/01/2011	160,000	162,016
6.125% due 02/01/2018	150,000	146,718
6.50% due 11/01/2031	266,000	244,493
SABMiller PLC
6.20% due 07/01/2011 (g)	300,000	305,939
Smithfield Foods, Inc., Series B
7.75% due 05/15/2013	10,000	9,875
Tyson Foods, Inc.
6.85% due 04/01/2016	125,000	123,521
		1,765,887

Forest Products - 0.18%
Weyerhaeuser Company
6.75% due 03/15/2012	308,000	318,259
7.95% due 03/15/2025	40,000	40,765
		359,024

Funeral Services - 0.00%
Service Corp. International
7.625% due 10/01/2018	10,000	10,200

Gas & Pipeline Utilities - 0.56%
CenterPoint Energy Resources Corp.
6.125% due 11/01/2017	125,000	122,443

The accompanying notes are an integral part of the financial statements.
145

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Gas & Pipeline Utilities (continued)
El Paso Corp.
7.00% due 06/15/2017	$10,000	$10,035
El Paso Natural Gas Company
5.95% due 04/15/2017	25,000	24,087
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012	208,000	217,257
Kinder Morgan Finance Company
5.70% due 01/05/2016	20,000	18,525
NGPL PipeCo LLC
6.514% due 12/15/2012 (g)	675,000	689,827
Williams Companies, Inc.
7.125% due 09/01/2011	13,000	13,634
8.125% due 03/15/2012	26,000	28,210
		1,124,018

Healthcare Products - 0.00%
Universal Hospital Services, Inc.
8.50% due 06/01/2015	10,000	10,100

Healthcare Services - 0.28%
DaVita, Inc.
6.625% due 03/15/2013	2,000	1,945
7.25% due 03/15/2015	2,000	1,955
UnitedHealth Group, Inc.
6.00% due 02/15/2018	575,000	562,550
		566,450

Homebuilders - 0.33%
Centex Corp.
7.875% due 02/01/2011	59,000	58,189
D.R. Horton, Inc.
7.875% due 08/15/2011	370,000	364,450
9.75% due 09/15/2010	14,000	14,490
Pulte Homes, Inc.
7.875% due 08/01/2011	100,000	99,000
8.125% due 03/01/2011	125,000	125,312
		661,441

Hotels & Restaurants - 0.03%
Buffalo Thunder Development Authority
9.375% due 12/15/2014 (g)	20,000	13,900
Wyndham Worldwide Corp.
6.00% due 12/01/2016	60,000	53,383
		67,283

Household Products - 0.17%
Procter & Gamble, Series A
9.36% due 01/01/2021	280,152	351,059

Insurance - 2.92%
AAG Holding Company, Inc.
6.875% due 06/01/2008	231,000	231,000
ACE Capital Trust II
9.70% due 04/01/2030	248,000	280,035
ACE INA Holdings, Inc.
5.70% due 02/15/2017	100,000	97,433
5.875% due 06/15/2014	125,000	125,585
AIG SunAmerica Global Financing X
6.90% due 03/15/2032 (g)	100,000	101,038
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	145,000	143,673

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Insurance (continued)
Equitable Life Assurance Society
7.70% due 12/01/2015 (g)	$250,000	$279,868
Everest Reinsurance Holdings, Inc.
6.60% due 05/15/2037 (b)	495,000	361,652
8.75% due 03/15/2010	294,000	314,220
Fidelity National Title Group, Inc.
7.30% due 08/15/2011	81,000	83,494
Jackson National Life Insurance Company
8.15% due 03/15/2027 (g)	377,000	407,509
Liberty Mutual Insurance Company
7.697% due 10/15/2097 (g)	700,000	614,282
Metlife, Inc.
5.375% due 12/15/2012	150,000	151,588
5.70% due 06/15/2035	208,000	184,981
Metropolitan Life Global Funding I
5.125% due 04/10/2013 (g)	335,000	331,749
Nationwide Mutual Insurance Company
8.25% due 12/01/2031 (g)	260,000	275,420
Navigators Group, Inc.
7.00% due 05/01/2016	59,000	55,504
Ohio National Life Insurance Company
8.50% due 05/15/2026 (g)	155,000	178,943
Premium Asset Trust
4.125% due 03/12/2009 (g)	87,000	79,702
Principal Life Global Funding I
6.125% due 10/15/2033 (g)	108,000	102,604
Prudential Financial, Inc., MTN
5.15% due 01/15/2013	355,000	349,174
Reinsurance Group of America, Inc.
6.75% due 12/15/2011	135,000	136,277
Unitrin, Inc.
6.00% due 05/15/2017	250,000	223,648
UnumProvident Finance Company, PLC
6.85% due 11/15/2015 (g)	125,000	124,656
W.R. Berkley Corp.
5.125% due 09/30/2010	54,000	53,934
5.60% due 05/15/2015	263,000	249,677
Willis North America, Inc.
6.20% due 03/28/2017	340,000	325,512
		5,863,158

International Oil - 0.21%
Canadian Natural Resources, Ltd.
5.15% due 02/01/2013	150,000	150,587
6.45% due 06/30/2033	37,000	36,246
Canadian Oil Sands
7.90% due 09/01/2021 (g)	135,000	137,226
Newfield Exploration Company
6.625% due 04/15/2016	10,000	9,525
Pioneer Natural Resources Company
6.65% due 03/15/2017	85,000	81,627
6.875% due 05/01/2018	15,000	14,506
		429,717

Leisure Time - 0.09%
AMC Entertainment, Inc.
11.00% due 02/01/2016	15,000	15,225
Harrah's Operating Company, Inc.
5.625% due 06/01/2015	10,000	5,800

The accompanying notes are an integral part of the financial statements.
146

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Leisure Time (continued)
MGM Mirage, Inc.
6.00% due 10/01/2009	$100,000	$99,375
OED Corp./ Diamond Jo
8.75% due 04/15/2012	15,000	13,650
Park Place Entertainment Corp.
8.125% due 05/15/2011	24,000	20,400
Seneca Gaming Corp.
7.25% due 05/01/2012	10,000	9,650
Station Casinos, Inc.
6.00% due 04/01/2012	5,000	4,200
Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	5,000	4,825
Wynn Las Vegas LLC
6.625% due 12/01/2014	9,000	8,685
		181,810

Liquor - 0.31%
Cia Brasileira de Bebidas
10.50% due 12/15/2011	80,000	93,200
Constellation Brands, Inc.
7.25% due 09/01/2016	15,000	14,925
7.25% due 05/15/2017	5,000	4,938
Miller Brewing Company
5.50% due 08/15/2013 (g)	390,000	397,275
Molson Coors Capital Financial
4.85% due 09/22/2010	117,000	117,219
		627,557

Manufacturing - 0.41%
General Electric Company
5.25% due 12/06/2017	735,000	718,837
SPX Corp.
7.625% due 12/15/2014 (g)	10,000	10,400
Tyco International Group SA
6.75% due 02/15/2011	85,000	87,600
		816,837

Medical-Hospitals - 0.35%
Community Health Systems, Inc.
8.875% due 07/15/2015	10,000	10,312
HCA, Inc.
6.375% due 01/15/2015	20,000	17,400
7.875% due 02/01/2011	20,000	20,050
9.625% due 11/15/2016	20,000	21,100
Quest Diagnostics, Inc.
5.45% due 11/01/2015	275,000	262,798
6.95% due 07/01/2037	240,000	237,031
7.50% due 07/12/2011	100,000	104,884
Tenet Healthcare Corp.
9.875% due 07/01/2014	20,000	20,000
		693,575

Metal & Metal Products - 0.11%
Inco, Ltd.
5.70% due 10/15/2015	233,000	218,575

Mining - 0.17%
Corporacion Nacional Del Cobre de Chile -
CODELCO
6.375% due 11/30/2012 (g)	300,000	318,218

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Mining (continued)
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015	$5,000	$5,300
8.375% due 04/01/2017	25,000	26,875
		350,393

Newspapers - 0.06%
News America Holdings, Inc.
9.25% due 02/01/2013	109,000	124,189

Paper - 0.32%
Georgia-Pacific Corp.
7.00% due 01/15/2015 (g)	30,000	29,850
International Paper Company
7.40% due 06/15/2014	505,000	502,619
Temple-Inland, Inc.
6.625% due 01/15/2018	125,000	111,173
		643,642

Petroleum Services - 0.43%
EnCana Corp.
5.90% due 12/01/2017	450,000	448,479
Halliburton Company
5.50% due 10/15/2010	192,000	200,186
Petroleum Export, Ltd.
5.265% due 06/15/2011 (g)	85,853	85,745
Pride International, Inc.
7.375% due 07/15/2014	5,000	5,088
Tesoro Corp.
6.50% due 06/01/2017	135,000	120,656
		860,154

Pharmaceuticals - 0.41%
AmerisourceBergen Corp.
5.875% due 09/15/2015	670,000	644,176
Elan Finance PLC/Elan Finance Corp.
7.75% due 11/15/2011	40,000	39,100
Medco Health Solutions, Inc.
7.125% due 03/15/2018	135,000	139,638
Omnicare, Inc.
6.75% due 12/15/2013	5,000	4,687
6.875% due 12/15/2015	5,000	4,637
		832,238

Publishing - 0.03%
Dex Media, Inc.
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	7,000	5,425
8.00% due 11/15/2013	25,000	19,875
Idearc, Inc.
8.00% due 11/15/2016	10,000	7,150
Scholastic Corp.
5.00% due 04/15/2013	35,000	29,460
		61,910

Railroads & Equipment - 0.00%
American Railcar Industries, Inc.
7.50% due 03/01/2014	5,000	4,675

Real Estate - 2.38%
AMB Property LP, REIT
5.45% due 12/01/2010	80,000	80,899
7.50% due 06/30/2018	106,000	111,070

The accompanying notes are an integral part of the financial statements.
147

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Real Estate (continued)
AvalonBay Communities, Inc., REIT
5.50% due 01/15/2012	$150,000	$147,841
Brandywine Operating Partnership, REIT
5.70% due 05/01/2017	335,000	288,510
Developers Diversified Realty Corp., REIT
4.625% due 08/01/2010	55,000	53,138
5.00% due 05/03/2010	25,000	24,194
Duke Realty Corp. LP, REIT
5.25% due 01/15/2010	275,000	272,809
Equity One, Inc.
6.00% due 09/15/2017	235,000	203,979
Federal Realty Investment Trust, REIT
5.65% due 06/01/2016	55,000	50,355
Health Care Property Investors, Inc., REIT
5.65% due 12/15/2013	150,000	140,990
5.95% due 09/15/2011	150,000	145,509
6.00% due 03/01/2015	175,000	159,659
7.072 due 06/08/2015	67,000	62,870
Healthcare Realty Trust, Inc., REIT
8.125% due 05/01/2011	377,000	388,774
Kimco Realty Corp., REIT
5.584% due 11/23/2015	125,000	113,082
Liberty Property LP, REIT
6.625% due 10/01/2017	100,000	93,491
7.25% due 03/15/2011	195,000	201,126
Realty Income Corp., REIT
6.75% due 08/15/2019	550,000	506,154
Regency Centers LP, REIT
7.95% due 01/15/2011	319,000	323,898
Rouse Company LP, REIT
6.75% due 05/01/2013 (g)	15,000	13,433
Simon Property Group LP, REIT
5.30% due 05/30/2013	450,000	445,133
6.10% due 05/01/2016	150,000	147,918
United Dominion Realty Trust, Inc., REIT
6.05% due 06/01/2013	200,000	193,560
Ventas Realty LP/Ventas Capital Corp., REIT
6.625% due 10/15/2014	95,000	94,287
6.75% due 06/01/2010	2,000	2,010
7.125% due 06/01/2015	3,000	3,015
WEA Finance LLC
7.125% due 04/15/2018 (g)	250,000	259,432
Westfield Group
5.40% due 10/01/2012 (g)	250,000	245,146
		4,772,282

Retail - 0.17%
CVS Lease Pass Through Certificate
5.88% due 01/10/2028 (g)	345,062	332,887

Retail Grocery - 0.09%
Kroger Company
6.75% due 04/15/2012	179,000	188,386

Retail Trade - 0.39%
CVS Caremark Corp.
6.943% due 01/10/2030 (g)	49,694	48,289
Federated Department Stores, Inc.
6.90% due 04/01/2029	156,000	132,868

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Retail Trade (continued)
Lazy Days RV Center, Inc.
11.75% due 05/15/2012	$9,000	$6,570
Macys Retail Holdings, Inc.
5.875% due 01/15/2013	625,000	587,093
		774,820

Sanitary Services - 0.01%
Allied Waste North America, Inc.
6.50% due 11/15/2010	5,000	5,044
Allied Waste North America, Inc., Series B
5.75% due 02/15/2011	10,000	9,787
		14,831

Software - 0.14%
Fiserv, Inc.
6.125% due 11/20/2012	200,000	201,503
Intuit, Inc.
5.40% due 03/15/2012	75,000	74,178
		275,681

Steel - 0.33%
ArcelorMittal
5.375% due 06/01/2013 (g)	150,000	147,565
6.125% due 06/01/2018 (g)	500,000	490,094
International Steel Group, Inc.
6.50% due 04/15/2014	15,000	15,140
United States Steel Corp.
6.05% due 06/01/2017	5,000	4,709
7.00% due 02/01/2018	10,000	9,997
		667,505

Telecommunications Equipment &
Services - 0.51%
Bellsouth Corp.
4.75% due 11/15/2012	302,000	298,979
Citizens Communications Company
9.25% due 05/15/2011	22,000	23,072
GCI, Inc.
7.25% due 02/15/2014	15,000	12,900
Intelsat Bermuda, Ltd.
9.25% due 06/15/2016	10,000	10,100
SBC Communications, Inc.
5.625% due 06/15/2016	360,000	359,946
5.875% due 08/15/2012	150,000	154,884
Telefonica Europe BV
7.75% due 09/15/2010	150,000	159,402
		1,019,283

Telephone - 2.26%
Ameritech Capital Funding Corp.
6.45% due 01/15/2018	148,000	150,138
AT&T, Inc.
5.50% due 02/01/2018	180,000	176,073
6.30% due 01/15/2038	375,000	360,083
British Telecommunications PLC
5.15% due 01/15/2013	350,000	342,361
8.625% due 12/15/2010	156,000	169,051
Qwest Corp.
7.50% due 10/01/2014	25,000	24,875
Sprint Capital Corp.
7.625% due 01/30/2011	430,000	416,025

The accompanying notes are an integral part of the financial statements.
148

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Telephone (continued)
Sprint Capital Corp. (continued)
8.375% due 03/15/2012	$200,000	$194,500
Telecom Italia Capital SA
5.25% due 11/15/2013	150,000	143,138
6.00% due 09/30/2034	146,000	123,965
6.20% due 07/18/2011	675,000	685,380
Telefonica Emisones SAU
7.045% due 06/20/2036	275,000	288,822
Verizon Communications, Inc.
5.55% due 02/15/2016	570,000	567,236
6.40% due 02/15/2038	265,000	258,879
6.90% due 04/15/2038	275,000	285,782
8.75% due 11/01/2021	285,000	332,062
Windstream Corp.
8.625% due 08/01/2016	20,000	20,675
		4,539,045

Tobacco - 0.45%
Alliance One International, Inc.
11.00% due 05/15/2012	12,000	12,360
Philip Morris International, Inc.
5.65% due 05/16/2018	800,000	782,728
Reynolds American, Inc.
7.25% due 06/01/2013	95,000	98,621
7.30% due 07/15/2015	6,000	6,150
		899,859

Transportation - 0.28%
DP World, Ltd.
6.85% due 07/02/2037 (g)	650,000	554,338
TOTAL CORPORATE BONDS (Cost $79,403,945)		$76,003,078

MUNICIPAL BONDS - 0.40%

Arizona - 0.07%
Phoenix Arizona Civic Improvement Corp.
6.30% due 07/01/2008	135,000	135,332

California - 0.10%
Southern California Public Power Authority Project,
Series B
6.93% due 05/15/2017	175,000	198,874

Florida - 0.07%
Miami Beach Florida Redevelopment Agency Tax
Increment Revenue
8.95% due 12/01/2022	135,000	154,640

Indiana - 0.01%
Indiana Bond Bank Revenue
5.02% due 01/15/2016	15,000	14,351

Maryland - 0.02%
Maryland State Transportation Authority, Ltd.
5.84% due 07/01/2011	40,000	41,208

Michigan - 0.09%
Detroit Michigan Downtown Development Authority
6.20% due 07/01/2008	180,000	180,419

New Jersey - 0.01%
Jersey City, NJ, Municipal Utilities Authority
4.55% due 05/15/2012	20,000	19,437

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)

New York - 0.03%
Sales Tax Asset Receivable Corp., Series B
4.25% due 10/15/2011	$65,000	$64,375
TOTAL MUNICIPAL BONDS (Cost $835,331)		$808,636

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.28%
American Tower Trust, Series 2007-1A, Class AFX
5.419% due 04/15/2037 (g)	300,000	295,195
Asset Securitization Corp.,
Series 1997-D5, Class A1D
6.85% due 02/14/2043	500,000	514,881
Banc of America Commercial Mortgage, Inc, Series
2006-2, Class A4
5.7398% due 05/10/2045 (b)	1,000,000	1,005,498
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2 Class A4
6.186% due 06/11/2035	405,797	421,795
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2003-T12, Class A4
4.68% due 08/13/2039	405,797	399,380
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A
4.871% due 09/11/2042	560,000	537,035
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class AM
5.7647% due 09/11/2038 (b)	500,000	474,211
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-T20, Class A4A
5.1543% due 10/12/2042 (b)	500,000	489,524
Chase Commercial Mortgage Securities Corp.,
Series 1998-2, Class A2
6.39% due 11/18/2030	241,539	242,570
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.399% due 07/15/2044 (b)	500,000	491,596
Commercial Mortgage Asset Trust, Series
1999-C1, Class A3
6.64% due 01/17/2032	376,257	381,233
Commercial Mortgage Pass Through Certificates,
Series 2005-C6, Class A5A
5.116% due 06/10/2044 (b)	500,000	486,840
Commercial Mortgage Pass Through Certificates,
Series 2006-C7, Class A4
5.7682% due 06/10/2046 (b)	500,000	503,659
Credit Suisse Mortgage Capital Certificates, Series
2006-C1, Class A4
5.5522% due 02/15/2039 (b)	1,000,000	991,175
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467% due 09/15/2039	1,000,000	979,968
CS First Boston Mortgage Securities Corp, Series
2003-C3, Class A5
3.936% due 05/15/2038	500,000	467,518
First Union - Chase Commercial Mortgage,
Series 1999-C2, Class A2
6.645% due 06/15/2031	315,238	318,577
General Electric Capital Assurance Company,
Series 2003-1, Class A5
5.7426% due 05/12/2035 (b)(g)	89,275	89,249

The accompanying notes are an integral part of the financial statements.
149

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Government National Mortgage Association, Series
2006-38, Class XS
4.745% IO due 09/16/2035 (b)	$76,886	$7,686
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class A5
5.224% due 04/10/2037 (b)	500,000	489,597
GS Mortgage Securities Corp. II, Series 2006-GG6,
Class A4
5.553% due 04/10/2038 (b)	1,000,000	991,696
GS Mortgage Securities Corp. II,
Series 2006-GG8, Class A4
5.56% due 11/10/2039 (b)	1,200,000	1,184,558
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2004-CBX, Class A6
4.899% due 01/12/2037	315,000	306,660
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2007-CB18, Class A4
5.44% due 06/12/2047	45,000	43,189
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A4
5.8752% due 04/15/2045 (b)	1,645,000	1,664,273
JP Morgan Chase Commercial Mortgage
Securities Corp., Series 2005-LDP4, Class A4
4.918% due 10/15/2042 (b)	940,000	903,973
LB-UBS Commercial Mortgage Trust,
Series 2001-C7, Class A3
5.642% due 12/15/2025	174,509	176,434
LB-UBS Commercial Mortgage Trust,
Series 2002-C1,Class A4
6.462% due 03/15/2031	202,898	212,863
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.8829% due 06/15/2038 (b)	500,000	507,223
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class A4
5.047% due 07/12/2038 (b)	500,000	484,677
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.658% due 05/12/2039 (b)	500,000	500,940
Morgan Stanley Capital I, Inc., Series 1999-WF1,
Class A2
6.21% due 11/15/2031 (b)	81,431	81,500
Morgan Stanley Capital I, Series 2007-HQ11,
Class A4
5.447% due 02/12/2044 (b)	1,000,000	958,315
Morgan Stanley Dean Witter Capital I,
Series 2001, Class A4
6.39% due 07/15/2033	109,558	113,329
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP5, Class A4
6.39% due 10/15/2035	270,531	280,429
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	40,579	42,170
Nomura Asset Securities Corp.,
Series 1998-D6, Class A1B
6.59% due 03/15/2030	31,117	31,272
Prudential Commercial Mortgage Trust, Series
2003-PWR1, Class A1
3.669% due 02/11/2036	167,635	164,425

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493% due 02/11/2036	$405,797	$389,515
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $18,796,758)		$18,624,628

ASSET BACKED SECURITIES - 3.43%
Chase Issuance Trust, Series 2008-A4, Class A4
4.65% due 03/15/2015	345,000	339,232
AESOP Funding II LLC, Series 2003-4, Class A
2.86% due 08/20/2009 (g)	117,500	116,398
AmeriCredit Automobile Receivables Trust,
Series 2005-AX, Class A4
3.93% due 10/06/2011	555,023	537,058
Capital One Multi-Asset Execution Trust,
Series 2003-A4, Class A4
3.65% due 07/15/2011	415,000	415,285
Carmax Auto Owner Trust, Series 2004-2, Class A4
3.46% due 09/15/2011	158,881	158,619
Chase Manhattan Auto Owner Trust,
Series 2005-B, Class A4
4.88% due 06/15/2012	700,000	704,107
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261% due 04/25/2037 (g)	300,000	254,331
Ford Credit Auto Owner Trust, Series 2005-C,
Class A4
4.36% due 06/15/2010	279,000	279,986
Harley-Davidson Motorcycle Trust,
Series 2005-1, Class A2
3.76% due 12/17/2012	270,270	269,693
Honda Auto Receivables Owner Trust,
Series 2005-1, Class A4
3.82% due 05/21/2010	341,337	341,516
M&I Auto Loan Trust, Series 2005-1, Class A4
4.86% due 03/21/2011	700,000	704,695
Massachusetts RRB Special Purpose Trust,
Series 1999-1, Class A5
7.03% due 03/15/2012	478,953	494,156
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.53% due 06/01/2015	72,661	76,395
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/2010	33,000	34,638
USAA Auto Owner Trust, Series 2005-4, Class A4
4.89% due 08/15/2012	700,000	705,787
Wachovia Auto Owner Trust,
Series 2005-B, Class A5
4.93% due 11/20/2012	700,000	703,509
WFS Financial Owner Trust,
Series 2005-2, Class A4
4.39% due 11/19/2012	185,880	186,410
World Omni Auto Receivables Trust,
Series 2005-A, Class A4
3.82% due 11/12/2011	554,800	555,181
TOTAL ASSET BACKED SECURITIES
(Cost $6,893,018)		$6,876,996

The accompanying notes are an integral part of the financial statements.
150

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 14.59%
Merrill Lynch Tri-Party Repurchase
Agreement dated 05/30/2008 at
2.35% to be repurchased at
$29,305,738 on 06/02/2008,
collateralized by $2,995,000
FNMS, 5.5% due 05/01/2038
(valued at $29,886,060, including
interest)	$29,300,000	$29,300,000
TOTAL REPURCHASE AGREEMENTS
(Cost $29,300,000)		$29,300,000
Total Investments (Investment Quality Bond Fund)
(Cost $202,066,559) - 99.03%		$198,826,490
Other Assets in Excess of Liabilities - 0.97%		1,956,851
TOTAL NET ASSETS - 100.00%		$200,783,341

Large Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.66%

Advertising - 2.04%
Interpublic Group of Companies, Inc. *	449,500	$4,481,515
Omnicom Group, Inc.	76,450	3,746,815
		8,228,330
Air Travel - 0.67%
Southwest Airlines Company	206,500	2,696,890

Apparel & Textiles - 0.63%
Coach, Inc. *	70,200	2,548,260

Auto Parts - 3.25%
BorgWarner, Inc.	128,038	6,620,845
Johnson Controls, Inc.	191,881	6,535,467
		13,156,312
Automobiles - 1.64%
PACCAR, Inc.	124,100	6,625,699

Banking - 2.16%
City National Corp.	27,400	1,326,160
Fifth Third Bancorp	215,795	4,035,367
SunTrust Banks, Inc.	64,900	3,388,429
		8,749,956
Biotechnology - 2.99%
Cephalon, Inc. *	24,303	1,645,556
Genzyme Corp. *	111,502	7,633,427
Millipore Corp. *	38,700	2,811,555
		12,090,538
Broadcasting - 0.88%
News Corp., Class A	198,400	3,561,280

Building Materials & Construction - 1.41%
Masco Corp.	307,478	5,700,642

Business Services - 0.10%
R.H. Donnelley Corp. * (a)	74,524	404,665

Cable & Television - 3.32%
Comcast Corp., Class A	454,000	10,215,000

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Cable & Television (continued)
Viacom, Inc., Class B *	89,900	$3,220,218
		13,435,218
Coal - 1.45%
Peabody Energy Corp.	79,200	5,854,464

Computer Services - 1.14%
NetApp, Inc. *	189,000	4,607,820

Computers & Business Equipment - 0.37%
Lexmark International, Inc. *	41,000	1,511,260

Crude Petroleum & Natural Gas - 2.13%
EOG Resources, Inc.	28,000	3,601,640
Marathon Oil Corp.	97,700	5,020,803
		8,622,443
Drugs & Health Care - 2.96%
Wyeth	269,118	11,967,677

Electrical Utilities - 2.86%
American Electric Power Company, Inc.	86,543	3,663,365
Exelon Corp.	68,913	6,064,344
Pepco Holdings, Inc.	67,581	1,827,390
		11,555,099
Energy - 1.17%
Sempra Energy	82,014	4,741,229

Financial Services - 11.11%
Bank of New York Mellon Corp.	156,668	6,976,426
Citigroup, Inc.	498,234	10,906,342
Discover Financial Services	241,556	4,142,685
Federal Home Loan Mortgage Corp.	116,145	2,952,406
Morgan Stanley	206,213	9,120,801
Wells Fargo & Company	392,878	10,831,647
		44,930,307
Food & Beverages - 1.23%
Sysco Corp.	160,900	4,965,374

Gas & Pipeline Utilities - 0.46%
NiSource, Inc.	103,198	1,866,852

Healthcare Products - 4.00%
Covidien, Ltd.	66,900	3,351,021
Johnson & Johnson	116,508	7,775,744
Medtronic, Inc.	99,434	5,038,321
		16,165,086
Healthcare Services - 2.15%
DaVita, Inc. *	34,100	1,769,108
Medco Health Solutions, Inc. *	100,000	4,845,000
UnitedHealth Group, Inc.	60,243	2,060,913
		8,675,021
Holdings Companies/Conglomerates - 3.10%
General Electric Company	407,800	12,527,616

Hotels & Restaurants - 1.09%
Starbucks Corp. *	132,700	2,413,813
Starwood Hotels & Resorts Worldwide, Inc.	41,200	1,994,080
		4,407,893

The accompanying notes are an integral part of the financial statements.
151

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Household Products - 1.09%
Fortune Brands, Inc.	63,600	$4,418,928

Industrial Machinery - 0.75%
Pall Corp.	74,300	3,032,183

Insurance - 4.27%
AFLAC, Inc.	101,800	6,833,834
Hartford Financial Services Group, Inc.	63,038	4,480,111
Principal Financial Group, Inc.	110,500	5,953,740
		17,267,685
International Oil - 1.63%
Chevron Corp.	66,600	6,603,390

Internet Software - 2.15%
Symantec Corp. *	399,588	8,683,047

Leisure Time - 1.90%
Carnival Corp.	141,499	5,668,450
Royal Caribbean Cruises, Ltd. (a)	68,300	2,029,876
		7,698,326
Liquor - 0.78%
Constellation Brands, Inc., Class A *	146,900	3,131,908

Manufacturing - 2.93%
Harley-Davidson, Inc.	75,500	3,138,535
Illinois Tool Works, Inc.	161,948	8,696,608
		11,835,143
Petroleum Services - 5.21%
Baker Hughes, Inc.	109,100	9,668,442
ENSCO International, Inc.	4,500	323,235
Halliburton Company	227,700	11,061,666
		21,053,343
Pharmaceuticals - 3.56%
Allergan, Inc.	82,426	4,749,386
Merck & Company, Inc.	152,800	5,953,088
Schering-Plough Corp.	180,600	3,684,240
		14,386,714
Railroads & Equipment - 2.84%
Burlington Northern Santa Fe Corp.	101,650	11,491,532

Retail Trade - 0.23%
Chico's FAS, Inc. *	124,000	943,640

Semiconductors - 7.76%
Analog Devices, Inc.	209,100	7,341,501
Broadcom Corp., Class A *	89,100	2,556,279
Intel Corp.	579,800	13,439,765
Linear Technology Corp.	95,300	3,504,181
Xilinx, Inc.	166,191	4,520,395
		31,362,121
Software - 3.19%
Intuit, Inc. *	101,700	2,945,232
Microsoft Corp.	325,800	9,226,656
VMware, Inc. Class A * (a)	10,251	703,936
		12,875,824
Telephone - 2.39%
AT&T, Inc.	63,474	2,532,612

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telephone (continued)
Sprint Nextel Corp.	761,327	$7,126,021
		9,658,633
Trucking & Freight - 2.67%
FedEx Corp.	72,983	6,693,271
Ryder Systems, Inc.	55,600	4,082,708
		10,775,979
TOTAL COMMON STOCKS (Cost $404,561,276)		$394,814,327

INVESTMENT COMPANIES - 0.94%

Investment Companies - 0.94%
SPDR Trust Series 1	27,000	3,789,450
TOTAL INVESTMENT COMPANIES (Cost $3,703,470)		$3,789,450

SHORT TERM INVESTMENTS - 0.79%
John Hancock Cash
Investment Trust, 2.5216% (c)(h)	$3,194,520	$3,194,520
TOTAL SHORT TERM INVESTMENTS
(Cost $3,194,520)		$3,194,520

REPURCHASE AGREEMENTS - 1.98%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.83% to be repurchased at
$7,986,218 on 06/02/2008,
collateralized by $8,290,000
Federal National Mortgage
Association, 5.27% due
11/14/2028 (valued at $8,144,925,
including interest)	$7,985,000	$7,985,000
TOTAL REPURCHASE AGREEMENTS
(Cost $7,985,000)		$7,985,000
Total Investments (Large Cap Fund)
(Cost $419,444,266) - 101.37%		$409,783,297
Liabilities in Excess of Other Assets - (1.37)%		(5,528,123)
TOTAL NET ASSETS - 100.00%		$404,255,174

Large Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.52%

Aerospace - 3.72%
General Dynamics Corp.	96,000	$8,846,400
Lockheed Martin Corp.	6,520	713,549
Northrop Grumman Corp.	98,000	7,395,080
Raytheon Company	46,000	2,937,560
United Technologies Corp.	109,000	7,743,360
		27,635,949
Agriculture - 0.86%
The Mosaic Company *	51,000	6,391,320

Air Travel - 0.68%
Southwest Airlines Company	385,000	5,028,100

The accompanying notes are an integral part of the financial statements.
152

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Automobiles - 1.19%
Ford Motor Company * (a)	1,298,000	$8,826,400

Banking - 1.84%
Bank of America Corp.	76,000	2,584,760
Hudson City Bancorp, Inc.	445,000	7,921,000
Webster Financial Corp.	122,000	3,168,340
		13,674,100
Biotechnology - 2.18%
Amgen, Inc. *	209,000	9,202,270
Biogen Idec, Inc. *	111,000	6,965,250
		16,167,520
Business Services - 0.68%
Computer Sciences Corp. *	52,000	2,555,800
R.R. Donnelley & Sons Company	77,000	2,527,910
		5,083,710
Chemicals - 2.50%
Dow Chemical Company	67,000	2,706,800
E.I. Du Pont de Nemours & Company	109,000	5,222,190
Eastman Chemical Company	44,000	3,370,840
FMC Corp.	98,000	7,250,040
		18,549,870
Computers & Business Equipment - 3.88%
Hewlett-Packard Company	110,000	5,176,600
International Business Machines Corp.	86,000	11,130,980
Juniper Networks, Inc. *	250,000	6,880,000
Sun Microsystems, Inc. *	187,000	2,421,650
Western Digital Corp. *	9,000	337,770
Xerox Corp.	210,000	2,851,800
		28,798,800
Cosmetics & Toiletries - 0.77%
Colgate-Palmolive Company	77,000	5,725,720

Crude Petroleum & Natural Gas - 7.63%
Apache Corp.	89,000	11,931,340
Devon Energy Corp.	66,000	7,652,040
Marathon Oil Corp.	204,000	10,483,560
Noble Energy, Inc.	81,000	7,893,450
Occidental Petroleum Corp.	171,000	15,720,030
Sunoco, Inc.	66,000	2,935,020
		56,615,440
Domestic Oil - 0.54%
Frontier Oil Corp.	133,000	4,004,630

Electronics - 1.79%
Agilent Technologies, Inc. *	46,000	1,719,940
Arrow Electronics, Inc. *	104,000	3,188,640
L-3 Communications Holdings, Inc.	60,000	6,443,400
Synopsys, Inc. *	72,000	1,897,200
		13,249,180
Energy - 0.78%
NRG Energy, Inc. *	140,000	5,822,600

Financial Services - 6.16%
Ameriprise Financial, Inc.	116,000	5,482,160
Capital One Financial Corp.	197,000	9,479,640
JP Morgan Chase & Company	554,000	23,822,000

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Nasdaq Stock Market, Inc. *	199,000	$6,970,970
		45,754,770
Food & Beverages - 0.44%
H.J. Heinz Company	65,000	3,244,150

Healthcare Products - 2.69%
Johnson & Johnson	299,000	19,955,260

Healthcare Services - 2.49%
Humana, Inc. *	45,000	2,297,250
McKesson Corp.	130,000	7,494,500
Medco Health Solutions, Inc. *	30,000	1,453,500
WellPoint, Inc. *	130,000	7,256,600
		18,501,850
Holdings Companies/Conglomerates - 2.25%
General Electric Company	543,000	16,680,960

Hotels & Restaurants - 1.81%
McDonald's Corp.	227,000	13,465,640

Industrial Machinery - 2.68%
AGCO Corp. *	87,000	5,257,410
Deere & Company	106,000	8,622,040
Parker-Hannifin Corp.	71,000	6,011,570
		19,891,020
Insurance - 9.43%
ACE, Ltd.	154,000	9,250,780
Aetna, Inc.	110,000	5,187,600
Allstate Corp.	209,000	10,646,460
Chubb Corp.	156,000	8,386,560
Genworth Financial, Inc., Class A	176,000	3,889,600
Hartford Financial Services Group, Inc.	101,000	7,178,070
HCC Insurance Holdings, Inc.	33,000	787,380
MetLife, Inc.	176,000	10,565,280
The Travelers Companies, Inc.	212,000	10,559,720
Torchmark Corp.	16,000	1,014,560
Unum Group	105,000	2,528,400
		69,994,410
International Oil - 15.55%
Anadarko Petroleum Corp.	143,000	10,720,710
Chevron Corp.	312,000	30,934,800
ConocoPhillips	262,000	24,392,200
Exxon Mobil Corp.	556,000	49,350,560
		115,398,270
Internet Software - 1.27%
Symantec Corp. *	433,000	9,409,090

Leisure Time - 1.55%
Walt Disney Company	343,000	11,524,800

Manufacturing - 1.59%
Honeywell International, Inc.	100,000	5,962,000
SPX Corp.	44,000	5,846,720
		11,808,720
Medical-Hospitals - 0.03%
LifePoint Hospitals, Inc. *	7,000	223,930

The accompanying notes are an integral part of the financial statements.
153

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Metal & Metal Products - 0.12%
Reliance Steel & Aluminum Company	13,000	$883,610

Office Furnishings & Supplies - 0.08%
Steelcase, Inc. Class A	47,000	592,200

Paper - 0.76%
International Paper Company	206,000	5,607,320

Petroleum Services - 2.58%
ENSCO International, Inc.	92,000	6,608,360
Tidewater, Inc.	117,000	7,994,610
Valero Energy Corp.	89,000	4,524,760
		19,127,730
Pharmaceuticals - 6.08%
AmerisourceBergen Corp.	107,000	4,422,310
Eli Lilly & Company	150,000	7,221,000
King Pharmaceuticals, Inc. *	305,000	3,129,300
Merck & Company, Inc.	230,000	8,960,800
Pfizer, Inc.	1,104,000	21,373,440
		45,106,850
Railroads & Equipment - 0.99%
CSX Corp.	106,000	7,320,360

Retail Grocery - 0.82%
The Kroger Company	221,000	6,108,440

Retail Trade - 2.00%
BJ's Wholesale Club, Inc. *	24,000	947,760
CVS Caremark Corp.	220,000	9,413,800
RadioShack Corp. (a)	308,000	4,512,200
		14,873,760
Sanitary Services - 0.87%
Republic Services, Inc.	76,000	2,502,680
Waste Management, Inc.	105,000	3,982,650
		6,485,330
Semiconductors - 2.89%
Integrated Device Technology, Inc. *	148,000	1,669,440
Intersil Corp., Class A	215,000	5,992,050
KLA-Tencor Corp.	91,000	4,196,920
Novellus Systems, Inc. *	196,000	4,682,440
QLogic Corp. *	313,000	4,942,270
		21,483,120
Software - 0.93%
BMC Software, Inc. *	12,335	494,634
CA, Inc.	35,000	928,900
Compuware Corp. *	175,000	1,783,250
Novell, Inc. *	248,000	1,755,840
Oracle Corp. *	83,441	1,905,792
		6,868,416
Steel - 1.16%
Nucor Corp.	115,000	8,602,000

Telephone - 2.73%
AT&T, Inc.	311,000	12,408,900
CenturyTel, Inc.	123,000	4,355,430
Qwest Communications International, Inc. (a)	725,000	3,516,250
		20,280,580

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Toys, Amusements & Sporting Goods - 0.53%
Hasbro, Inc.	108,000	$3,913,920
TOTAL COMMON STOCKS (Cost $692,396,299)		$738,679,845

SHORT TERM INVESTMENTS - 2.00%
John Hancock Cash
Investment Trust, 2.5216% (c)(h)	$14,848,421	$14,848,421
TOTAL SHORT TERM INVESTMENTS
(Cost $14,848,421)		$14,848,421

REPURCHASE AGREEMENTS - 0.22%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.83% to be repurchased at
$1,665,254 on 6/02/2008,
collateralized by $1,595,000
Federal Home Loan Mortgage
Corp., 5.25% due 07/18/2011
(valued at $1,700,669, including
interest)	$1,665,000	$1,665,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,665,000)		$1,665,000
Total Investments (Large Cap Value Fund)
(Cost $708,909,720) - 101.74%		$755,193,266
Liabilities in Excess of Other Assets - (1.74)%		(12,949,501)
TOTAL NET ASSETS - 100.00%		$742,243,765

Mid Cap Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 100.00%

Advertising - 0.60%
Getty Images, Inc. *	14,152	$473,809
Lamar Advertising Company, Class A * (a)	23,362	977,700
ValueClick, Inc. *	29,060	584,396
		2,035,905
Aerospace - 0.60%
Alliant Techsystems, Inc. *	9,731	1,056,398
BE Aerospace, Inc. *	27,614	965,109
		2,021,507
Air Travel - 0.16%
Airtran Holdings, Inc. * (a)	33,884	101,652
Alaska Air Group, Inc. *	11,289	220,474
JetBlue Airways Corp. * (a)	53,887	213,931
		536,057
Apparel & Textiles - 1.43%
Guess?, Inc.	16,223	662,385
Hanesbrands, Inc. *	28,254	932,382
Mohawk Industries, Inc. * (a)	16,436	1,234,015
Phillips-Van Heusen Corp.	15,231	691,945
The Warnaco Group, Inc. *	13,391	645,312
Timberland Company, Class A *	14,447	265,969

The accompanying notes are an integral part of the financial statements.
154

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Apparel & Textiles (continued)
Under Armour, Inc., Class A * (a)	10,750	$384,850
		4,816,858
Auto Parts - 1.39%
ArvinMeritor, Inc. (a)	21,607	323,457
BorgWarner, Inc.	34,534	1,785,753
Federal Signal Corp.	14,178	191,119
Gentex Corp.	42,733	750,392
Lear Corp. *	22,908	589,881
Modine Manufacturing Company	9,694	152,584
O'Reilly Automotive, Inc. *	34,235	895,245
		4,688,431
Auto Services - 0.40%
Avis Budget Group, Inc. *	30,733	427,803
Copart, Inc. *	20,672	930,240
		1,358,043
Banking - 3.17%
Associated Banc-Corp.	37,776	1,031,663
Astoria Financial Corp.	24,222	577,937
Bank of Hawaii Corp.	14,299	773,576
Cathay General Bancorp, Inc. (a)	14,651	225,332
City National Corp.	11,980	579,832
Colonial Bancgroup, Inc.	58,165	356,551
Cullen Frost Bankers, Inc.	17,415	973,498
First Niagara Financial Group, Inc.	30,976	438,930
FirstMerit Corp.	23,877	482,554
New York Community Bancorp, Inc. (a)	96,376	1,977,636
PacWest Bancorp	7,249	152,809
SVB Financial Group *	9,602	492,103
TCF Financial Corp.	32,231	532,456
Washington Federal, Inc.	25,947	580,953
Webster Financial Corp.	15,570	404,353
WestAmerica Bancorp (a)	8,556	474,858
Wilmington Trust Corp.	20,088	661,699
		10,716,740
Biotechnology - 1.50%
Affymetrix, Inc. * (a)	20,569	248,062
Cephalon, Inc. *	20,074	1,359,210
Charles River Laboratories International, Inc. *	20,227	1,300,192
Invitrogen Corp. *	27,426	1,260,499
Techne Corp. *	11,578	908,873
		5,076,836
Broadcasting - 0.10%
Belo Corp., Class A	26,092	249,439
Entercom Communications Corp.	7,828	75,775
		325,214
Building Materials & Construction - 0.95%
Dycom Industries, Inc. *	12,076	207,103
Granite Construction, Inc.	9,708	355,022
KBR, Inc.	50,359	1,747,961
RPM International, Inc.	36,131	886,293
		3,196,379
Business Services - 4.94%
Acxiom Corp.	20,115	295,087

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
Alliance Data Systems Corp. *	23,478	$1,409,619
Brinks Company	14,258	1,033,420
Cadence Design Systems, Inc. *	76,489	888,802
ChoicePoint, Inc. *	20,133	980,075
Corporate Executive Board Company	10,311	465,748
CSG Systems International, Inc. *	10,361	137,594
Deluxe Corp.	15,249	343,560
DST Systems, Inc. * (a)	13,754	872,004
Dun & Bradstreet Corp.	16,802	1,539,399
Fair Isaac Corp.	14,510	366,668
Gartner Group, Inc., Class A *	19,294	420,416
Global Payments, Inc.	23,582	1,113,542
Harte-Hanks, Inc. (a)	13,468	182,492
Kelly Services, Inc., Class A	6,622	139,062
Korn/Ferry International *	13,763	231,218
Macrovision Solutions Corp. *	24,608	332,946
Manpower, Inc.	23,643	1,489,509
MPS Group, Inc. *	28,310	324,999
Navigant Consulting Company *	13,559	273,214
NCR Corp. *	51,831	1,371,448
Rollins, Inc.	12,567	199,941
Sotheby's (a)	20,017	536,856
SRA International, Inc., Class A *	12,742	300,456
URS Corp. *	24,762	1,183,871
Wind River Systems, Inc. *	22,790	246,588
		16,678,534
Cellular Communications - 0.55%
RF Micro Devices, Inc. * (a)	86,499	345,996
Telephone & Data Systems, Inc.	31,574	1,505,133
		1,851,129
Chemicals - 3.86%
Airgas, Inc.	24,472	1,448,008
Albemarle Corp.	22,509	1,000,975
Cabot Corp.	19,310	618,692
CF Industries Holdings, Inc.	14,354	1,965,063
Chemtura Corp.	71,788	626,709
Cytec Industries, Inc.	12,441	785,774
Ferro Corp.	12,929	250,305
FMC Corp.	22,290	1,649,014
Lubrizol Corp.	20,297	1,138,662
Minerals Technologies, Inc.	5,666	394,410
Olin Corp.	22,136	498,060
Sensient Technologies Corp.	14,188	446,213
Terra Industries, Inc.	26,930	1,174,956
The Scotts Company, Class A	13,163	371,197
Valspar Corp.	29,724	670,573
		13,038,611
Coal - 0.82%
Arch Coal, Inc.	42,710	2,772,306

Colleges & Universities - 0.24%
Career Education Corp. * (a)	26,834	490,794
Corinthian Colleges, Inc. *	25,246	323,149
		813,943

The accompanying notes are an integral part of the financial statements.
155

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment - 2.49%
3Com Corp. *	119,330	$300,712
Avocent Corp. *	13,557	267,480
Diebold, Inc.	19,520	770,259
Foundry Networks, Inc. *	44,511	605,350
Ingram Micro, Inc., Class A *	44,058	798,772
Jack Henry & Associates, Inc.	22,788	542,354
Metavante Technologies, Inc. *	26,509	674,919
National Instruments Corp.	17,040	541,190
Palm, Inc. * (a)	31,711	192,169
Parametric Technology Corp. *	34,411	646,239
Tech Data Corp. *	16,099	589,062
Western Digital Corp. *	65,865	2,471,913
		8,400,419
Construction & Mining Equipment - 0.80%
Joy Global, Inc.	32,024	2,697,381

Construction Materials - 0.53%
Louisiana-Pacific Corp.	30,583	371,278
Martin Marietta Materials, Inc. (a)	12,240	1,428,285
		1,799,563
Containers & Glass - 0.51%
Packaging Corp. of America	27,268	710,059
Sonoco Products Company	29,516	1,021,844
		1,731,903
Correctional Facilities - 0.28%
Corrections Corp. of America *	37,072	955,716

Cosmetics & Toiletries - 0.20%
Alberto-Culver Company	25,189	665,745

Crude Petroleum & Natural Gas - 5.45%
Bill Barrett Corp. *	9,967	536,524
Cimarex Energy Company	24,560	1,673,518
Forest Oil Corp. *	26,230	1,750,853
Newfield Exploration Company *	39,013	2,467,182
Patterson-UTI Energy, Inc.	45,698	1,438,573
Pioneer Natural Resources Company	35,422	2,542,945
Plains Exploration & Production Company *	33,466	2,392,150
Quicksilver Resources, Inc. *	30,490	1,110,751
Southwestern Energy Company *	101,451	4,498,337
		18,410,833
Domestic Oil - 1.32%
Denbury Resources, Inc. *	72,746	2,475,546
Encore Aquisition Company *	15,843	1,058,154
Frontier Oil Corp.	30,713	924,769
		4,458,469
Drugs & Health Care - 0.25%
Perrigo Company	23,036	843,348

Educational Services - 0.74%
DeVry, Inc.	17,784	1,014,577
ITT Educational Services, Inc. * (a)	8,715	632,971
Strayer Education, Inc.	4,280	855,572
		2,503,120
Electrical Equipment - 0.86%
AMETEK, Inc.	31,788	1,630,724

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Equipment (continued)
Hubbell, Inc., Class B	16,889	$789,899
Varian, Inc. *	8,987	498,689
		2,919,312
Electrical Utilities - 4.12%
Alliant Energy Corp.	33,711	1,265,511
Black Hills Corp.	11,220	395,393
DPL, Inc. (a)	33,704	957,868
Great Plains Energy, Inc.	25,598	671,436
Hawaiian Electric Industries, Inc. (a)	24,796	654,118
IDACORP, Inc. (a)	13,371	409,955
Northeast Utilities	46,032	1,201,896
NSTAR	31,689	1,062,532
OGE Energy Corp.	27,240	913,902
PNM Resources, Inc.	25,600	380,160
Puget Energy, Inc.	38,474	1,076,887
Quanta Services, Inc. *	50,754	1,626,158
Sierra Pacific Resources	69,392	941,649
Westar Energy, Inc.	29,001	696,024
Wisconsin Energy Corp.	34,693	1,666,652
		13,920,141
Electronics - 3.03%
Amphenol Corp., Class A	52,533	2,449,614
Arrow Electronics, Inc. *	36,483	1,118,569
Avnet, Inc. *	44,610	1,316,887
DRS Technologies, Inc.	12,271	966,709
Imation Corp.	9,301	243,314
Kemet Corp. *	24,919	100,424
Mentor Graphics Corp. *	26,624	310,170
Synopsys, Inc. *	42,095	1,109,203
Teleflex, Inc.	11,607	688,179
Thomas & Betts Corp. *	15,173	644,397
Vishay Intertechnology, Inc. *	55,285	557,273
Zebra Technologies Corp., Class A *	19,698	740,645
		10,245,384
Energy - 1.76%
Energen Corp.	21,267	1,593,962
Energy East Corp.	46,966	1,188,709
MDU Resources Group, Inc.	54,134	1,788,046
SCANA Corp.	34,613	1,389,366
		5,960,083
Financial Services - 3.24%
Affiliated Managers Group, Inc. *	10,812	1,108,230
AmeriCredit Corp. * (a)	34,000	462,060
Apollo Investment Corp.	42,000	758,100
Broadridge Financial Solutions, Inc.	41,536	936,222
Eaton Vance Corp.	34,311	1,459,933
Fidelity National Financial, Inc., Class A	63,241	1,081,421
GATX Corp.	14,211	700,744
IndyMac Bancorp, Inc. (a)	24,001	45,362
Jefferies Group, Inc. (a)	33,471	602,478
Raymond James Financial, Inc.	28,492	847,637
SEI Investments Company	37,495	904,379
Synovus Financial Corp.	97,922	1,125,124

The accompanying notes are an integral part of the financial statements.
156

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Waddell & Reed Financial, Inc., Class A	25,581	$904,544
		10,936,234
Food & Beverages - 1.48%
Corn Products International, Inc.	21,916	1,030,271
Hansen Natural Corp. * (a)	17,991	562,039
Hormel Foods Corp.	21,327	805,947
J.M. Smucker Company	16,492	870,613
PepsiAmericas, Inc.	17,557	427,864
Smithfield Foods, Inc. *	34,691	1,085,481
Tootsie Roll Industries, Inc. (a)	8,100	207,603
		4,989,818
Forest Products - 0.33%
Rayonier, Inc.	23,260	1,103,920

Funeral Services - 0.25%
Service Corporation International	77,677	831,144

Furniture & Fixtures - 0.06%
Furniture Brands International, Inc.	14,389	202,309

Gas & Pipeline Utilities - 2.42%
AGL Resources, Inc.	22,679	809,640
Aquila, Inc. *	111,538	424,960
Equitable Resources, Inc.	38,460	2,701,046
National Fuel Gas Company	24,781	1,494,542
ONEOK, Inc.	30,874	1,545,552
Vectren Corp.	22,654	668,293
WGL Holdings, Inc.	14,675	512,011
		8,156,044
Healthcare Products - 3.22%
Advanced Medical Optics, Inc. * (a)	18,007	436,130
Beckman Coulter, Inc.	18,603	1,290,862
DENTSPLY International, Inc.	44,783	1,815,503
Edwards Lifesciences Corp. *	16,819	970,624
Gen-Probe, Inc. *	16,013	911,780
Henry Schein, Inc. *	26,592	1,481,706
Hologic, Inc. *	75,814	1,821,810
Kinetic Concepts, Inc. *	16,055	697,269
ResMed, Inc. *	23,048	907,861
STERIS Corp.	18,414	557,024
		10,890,569
Healthcare Services - 1.97%
Apria Healthcare Group, Inc. *	12,994	218,949
Cerner Corp. *	19,807	898,644
Covance, Inc. *	19,028	1,559,915
Health Net, Inc. *	32,726	1,014,506
Kindred Healthcare, Inc. *	8,873	244,806
Lincare Holdings, Inc. *	21,714	565,867
Omnicare, Inc.	36,128	884,413
Psychiatric Solutions, Inc. *	16,350	596,285
WellCare Health Plans, Inc. *	12,374	682,797
		6,666,182
Homebuilders - 0.75%
Hovnanian Enterprises, Inc., Class A * (a)	10,946	86,035
M.D.C. Holdings, Inc.	10,384	421,902
NVR, Inc. * (a)	1,561	882,542

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Homebuilders (continued)
Ryland Group, Inc. (a)	12,532	$348,390
Toll Brothers, Inc. *	38,096	802,683
		2,541,552
Hotels & Restaurants - 0.83%
Bob Evans Farms, Inc.	9,196	267,695
Boyd Gaming Corp.	16,663	265,775
Brinker International, Inc.	30,021	658,360
CBRL Group, Inc.	6,568	193,428
Chipotle Mexican Grill, Inc., Class A * (a)	9,784	903,063
Ruby Tuesday, Inc.	15,343	114,766
The Cheesecake Factory, Inc. * (a)	20,531	411,236
		2,814,323
Household Products - 0.99%
Blyth, Inc.	7,161	139,353
Church & Dwight, Inc.	19,691	1,121,009
Energizer Holdings, Inc. *	17,049	1,391,028
Tupperware Brands Corp.	18,284	700,277
		3,351,667
Industrial Machinery - 3.60%
AGCO Corp. *	27,180	1,642,487
Crane Company	15,237	695,569
Donaldson Company, Inc.	20,900	1,075,932
Flowserve Corp.	17,007	2,355,810
FMC Technologies, Inc. *	38,556	2,770,249
Graco, Inc.	18,134	732,976
IDEX Corp.	24,206	940,161
Kennametal, Inc.	22,879	884,273
Lincoln Electric Holdings, Inc.	12,746	1,051,290
		12,148,747
Industrials - 1.45%
Fastenal Company (a)	37,164	1,837,388
Harsco Corp.	25,067	1,587,243
Shaw Group, Inc. *	24,200	1,476,200
		4,900,831
Insurance - 3.57%
American Financial Group, Inc.	21,238	633,317
Arthur J. Gallagher & Company	27,310	697,224
Brown & Brown, Inc.	33,819	658,456
Commerce Group, Inc.	12,872	473,304
Everest Re Group, Ltd.	18,652	1,636,153
First American Corp.	27,296	916,327
Hanover Insurance Group, Inc.	15,401	709,986
HCC Insurance Holdings, Inc.	34,208	816,203
Horace Mann Educators Corp.	12,055	196,376
Mercury General Corp.	10,555	536,827
Old Republic International Corp.	68,378	1,029,089
PMI Group, Inc. (a)	24,067	143,439
Protective Life Corp.	20,836	874,695
Radian Group, Inc. (a)	23,853	136,678
Stancorp Financial Group, Inc.	14,541	799,610
Unitrin, Inc.	15,372	532,640
W.R. Berkley Corp.	46,191	1,251,314
		12,041,638

The accompanying notes are an integral part of the financial statements.
157

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Internet Retail - 0.12%
Netflix, Inc. * (a)	13,253	$402,361

Internet Software - 0.87%
Digital River, Inc. *	11,040	442,262
F5 Networks, Inc. *	25,202	757,320
McAfee, Inc. *	48,152	1,745,510
		2,945,092
Leisure Time - 0.71%
Callaway Golf Company	19,664	249,733
DreamWorks Animation SKG, Inc., Class A *	22,730	717,586
International Speedway Corp., Class A	9,033	400,884
Life Time Fitness, Inc. * (a)	9,990	399,800
Scientific Games Corp., Class A *	19,400	627,202
		2,395,205
Life Sciences - 0.41%
Pharmaceutical Product Development, Inc.	31,158	1,377,495

Manufacturing - 2.58%
AptarGroup, Inc.	20,267	906,340
Carlisle Companies, Inc.	17,832	596,124
Lancaster Colony Corp.	6,246	204,681
Mine Safety Appliances Company (a)	8,678	357,881
Nordson Corp.	9,982	717,207
Pentair, Inc.	29,457	1,102,575
Roper Industries, Inc.	26,496	1,723,300
SPX Corp.	15,819	2,102,029
Trinity Industries, Inc. (a)	24,150	986,527
		8,696,664
Medical Instruments - 0.17%
Hill-Rom Holdings, Inc. *	18,467	567,860

Medical-Hospitals - 1.16%
Community Health Systems, Inc. *	28,666	1,032,836
Health Management Associates, Inc., Class A *	72,146	559,853
LifePoint Hospitals, Inc. *	16,840	538,712
Universal Health Services, Inc., Class B	15,355	998,075
VCA Antech, Inc. *	25,131	788,359
		3,917,835
Metal & Metal Products - 1.19%
Commercial Metals Company	34,589	1,265,957
Matthews International Corp., Class A	9,202	438,107
Reliance Steel & Aluminum Company	18,711	1,271,787
Timken Company	28,425	1,041,208
		4,017,059
Mining - 0.85%
Cleveland-Cliffs, Inc.	26,802	2,859,773

Mobile Homes - 0.08%
Thor Industries, Inc. (a)	10,208	275,208

Newspapers - 0.02%
Lee Enterprises, Inc. (a)	11,893	80,872

Office Furnishings & Supplies - 0.22%
Herman Miller, Inc.	16,796	416,541
HNI Corp. (a)	13,198	331,006
		747,547

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Paper - 0.30%
Potlatch Corp.	11,627	$562,049
Temple-Inland, Inc.	31,530	459,392
		1,021,441
Petroleum Services - 2.35%
Exterran Holdings, Inc. *	19,376	1,424,523
Helmerich & Payne, Inc.	30,756	1,926,863
Pride International, Inc. *	49,588	2,178,897
Superior Energy Services, Inc. *	23,965	1,286,681
Tidewater, Inc.	16,278	1,112,276
		7,929,240
Pharmaceuticals - 1.22%
Endo Pharmaceutical Holdings, Inc. *	36,099	889,479
Medicis Pharmaceutical Corp., Class A	16,721	397,625
Par Pharmaceutical Companies, Inc. *	10,252	186,997
PDL BioPharma, Inc. *	34,662	355,286
Sepracor, Inc. *	33,238	718,273
Valeant Pharmaceuticals International * (a)	26,995	441,908
Vertex Pharmaceuticals, Inc. *	39,449	1,129,425
		4,118,993
Publishing - 0.44%
American Greetings Corp., Class A	15,483	288,913
John Wiley & Sons, Inc., Class A	13,349	630,740
Media General, Inc., Class A (a)	6,782	103,358
Scholastic Corp. *	7,760	241,336
Valassis Communications, Inc. * (a)	14,254	226,496
		1,490,843
Railroads & Equipment - 0.54%
Kansas City Southern *	22,881	1,143,135
Wabtec Corp.	14,446	672,750
		1,815,885
Real Estate - 5.55%
Alexandria Real Estate Equities, Inc., REIT (a)	9,500	990,850
AMB Property Corp., REIT	29,045	1,711,912
BRE Properties, Inc., Class A, REIT	15,125	732,958
Camden Property Trust, REIT	15,634	770,131
Cousins Properties, Inc., REIT (a)	10,954	289,952
Duke Realty Corp., REIT	43,406	1,114,666
Equity One, Inc., REIT	10,964	254,474
Federal Realty Investment Trust, REIT	17,432	1,405,368
Health Care, Inc., REIT (a)	26,334	1,271,932
Highwoods Properties, Inc., REIT	16,961	610,596
Hospitality Properties Trust, REIT	27,857	863,567
Jones Lang LaSalle, Inc.	9,428	665,051
Liberty Property Trust, REIT	27,313	969,612
Mack-California Realty Corp., REIT	19,482	752,784
Nationwide Health Properties, Inc., REIT	28,257	964,411
Realty Income Corp., REIT (a)	30,050	736,225
Regency Centers Corp., REIT	20,646	1,372,753
The Macerich Company, REIT	21,462	1,535,177
UDR, Inc., REIT	39,563	978,789
Weingarten Realty Investors, REIT (a)	22,123	763,244
		18,754,452

The accompanying notes are an integral part of the financial statements.
158

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Grocery - 0.12%
Ruddick Corp.	11,028	$391,825

Retail Trade - 4.95%
99 Cents Only Stores *	13,927	116,569
Advance Auto Parts, Inc.	28,042	1,130,093
Aeropostale, Inc. *	19,859	693,873
American Eagle Outfitters, Inc.	63,480	1,156,606
AnnTaylor Stores Corp. *	18,204	498,426
Barnes & Noble, Inc.	13,452	410,421
BJ's Wholesale Club, Inc. *	17,698	698,894
Borders Group, Inc. (a)	17,431	107,026
CarMax, Inc. * (a)	64,787	1,273,712
Charming Shoppes, Inc. * (a)	34,622	201,154
Chico's FAS, Inc. *	52,262	397,714
Coldwater Creek, Inc. * (a)	17,779	116,275
Collective Brands, Inc. * (a)	19,435	220,199
Dick's Sporting Goods, Inc. *	24,701	571,828
Dollar Tree, Inc. *	27,280	1,006,632
Foot Locker, Inc.	45,831	669,591
MSC Industrial Direct Company, Inc., Class A	14,109	768,940
NBTY, Inc. *	15,206	496,628
Pacific Sunwear of California, Inc. *	20,984	199,348
PetSmart, Inc.	38,171	894,728
Regis Corp.	13,077	396,756
Rent-A-Center, Inc. *	19,792	415,236
Ross Stores, Inc.	40,194	1,471,904
Saks, Inc. * (a)	42,052	581,159
United Rentals, Inc. *	22,538	464,057
Urban Outfitters, Inc. *	33,494	1,078,172
Williams-Sonoma, Inc. (a)	26,122	664,021
		16,699,962
Sanitary Services - 1.11%
Aqua America, Inc. (a)	39,586	676,129
Republic Services, Inc.	46,830	1,542,112
Stericycle, Inc. *	25,956	1,513,235
		3,731,476
Semiconductors - 2.34%
Atmel Corp. *	131,705	588,721
Cree, Inc. *	25,949	659,624
Cypress Semiconductor Corp. *	45,306	1,263,131
Fairchild Semiconductor International, Inc. *	36,950	554,250
Integrated Device Technology, Inc. *	56,409	636,294
International Rectifier Corp. *	21,514	498,694
Intersil Corp., Class A	37,594	1,047,745
Lam Research Corp. *	36,937	1,503,336
Semtech Corp. *	19,055	333,844
Silicon Laboratories, Inc. *	14,449	532,446
Triquint Semiconductor, Inc. *	42,425	282,550
		7,900,635
Software - 1.21%
ACI Worldwide, Inc. *	10,667	185,712
Activision, Inc. *	87,200	2,943,000
Advent Software, Inc. *	5,309	228,128
Sybase, Inc. *	23,280	745,426
		4,102,266

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Steel - 0.95%
Carpenter Technology Corp.	14,606	$806,251
Steel Dynamics, Inc.	55,945	2,019,615
Worthington Industries, Inc. (a)	19,602	390,864
		3,216,730
Telecommunications Equipment &
Services - 1.07%
ADC Telecommunications, Inc. *	34,917	549,594
ADTRAN, Inc.	16,779	417,629
CommScope, Inc. *	19,956	1,094,587
NeuStar, Inc., Class A *	22,958	536,988
Plantronics, Inc.	14,494	352,059
Polycom, Inc. *	26,143	651,483
		3,602,340
Telephone - 0.88%
Cincinnati Bell, Inc. *	73,690	310,235
Harris Corp.	40,498	2,663,958
		2,974,193
Tobacco - 0.12%
Universal Corp.	8,067	400,204

Transportation - 0.57%
Alexander & Baldwin, Inc.	12,255	630,765
Con-way, Inc.	13,455	656,738
Overseas Shipholding Group, Inc. (a)	8,051	636,512
		1,924,015
Trucking & Freight - 0.69%
J.B. Hunt Transport Services, Inc.	25,531	889,500
Oshkosh Corp.	22,018	889,747
Werner Enterprises, Inc. (a)	13,202	250,046
YRC Worldwide, Inc. * (a)	16,851	294,219
		2,323,512
TOTAL COMMON STOCKS (Cost $324,755,999)		$337,693,871

SHORT TERM INVESTMENTS - 11.69%
Federal Home Loan Bank Discount Notes
zero coupon due 07/02/2008	$2,700,000	$2,695,466
John Hancock Cash
Investment Trust, 2.5216% (c)(h)	31,648,859	31,648,859
Rabobank USA Financial Company
2.00% due 06/02/2008	5,140,000	5,139,715
TOTAL SHORT TERM INVESTMENTS
(Cost $39,484,040)		$39,484,040
Total Investments (Mid Cap Index Fund)
(Cost $364,240,039) - 111.69%		$377,177,911
Liabilities in Excess of Other Assets - (11.69)%		(39,484,040)
TOTAL NET ASSETS - 100.00%		$337,693,871

The accompanying notes are an integral part of the financial statements.
159

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Intersection Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.72%

Aerospace - 0.54%
Teledyne Technologies, Inc. *	16,300	$907,584
Woodward Governor Company	16,500	664,455
		1,572,039
Air Travel - 0.18%
SkyWest, Inc.	32,800	507,088

Apparel & Textiles - 1.03%
Deckers Outdoor Corp. *	5,200	710,944
Hanesbrands, Inc. *	29,800	983,400
The Warnaco Group, Inc. *	26,820	1,292,456
		2,986,800
Auto Parts - 1.18%
BorgWarner, Inc.	52,800	2,730,288
TRW Automotive Holdings Corp. *	27,500	686,125
		3,416,413
Banking - 0.80%
BOK Financial Corp.	8,100	471,663
Huntington BancShares, Inc.	132,200	1,177,902
Sovereign Bancorp, Inc.	72,520	662,833
		2,312,398
Biotechnology - 1.95%
Bio-Rad Laboratories, Inc., Class A *	20,300	1,816,444
Cephalon, Inc. *	40,845	2,765,615
Invitrogen Corp. *	22,800	1,047,888
		5,629,947
Building Materials & Construction - 0.98%
Armstrong World Industries, Inc. *	32,600	1,058,848
Foster Wheeler, Ltd. *	8,480	645,922
Lennox International, Inc.	34,700	1,118,034
		2,822,804
Business Services - 2.30%
Affiliated Computer Services, Inc., Class A *	14,700	796,740
Deluxe Corp.	30,110	678,378
Manpower, Inc.	81,819	5,154,597
		6,629,715
Cellular Communications - 0.59%
Telephone & Data Systems, Inc.	35,907	1,711,687

Chemicals - 3.52%
CF Industries Holdings, Inc.	35,300	4,832,570
FMC Corp.	26,518	1,961,802
Minerals Technologies, Inc.	10,900	758,749
Terra Industries, Inc.	34,600	1,509,598
W. R. Grace & Company *	40,800	1,104,864
		10,167,583
Coal - 0.17%
Massey Energy Company	7,700	497,574

Commercial Services - 0.21%
American Water Works Company, Inc. *	28,800	619,200

Computer Services - 0.32%
NetApp, Inc. *	38,400	936,192

Computers & Business Equipment - 2.76%
3Com Corp. *	232,300	585,396

Mid Cap Intersection Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment
(continued)
Avocent Corp. *	75,400	$1,487,642
Ingram Micro, Inc., Class A *	153,701	2,786,599
Parametric Technology Corp. *	58,180	1,092,621
Tech Data Corp. *	16,900	618,371
Western Digital Corp. *	37,300	1,399,869
		7,970,498
Construction & Mining Equipment - 0.86%
Joy Global, Inc.	29,320	2,469,624

Containers & Glass - 0.78%
Owens-Illinois, Inc. *	39,600	2,265,912

Crude Petroleum & Natural Gas - 6.28%
Cimarex Energy Company	31,589	2,152,475
Newfield Exploration Company *	17,900	1,131,996
Noble Energy, Inc.	68,392	6,664,800
Sunoco, Inc.	16,400	729,308
Unit Corp. *	71,600	5,491,004
W&T Offshore, Inc.	35,400	1,973,904
		18,143,487
Domestic Oil - 2.62%
Continental Resources, Inc. *	15,400	988,218
Denbury Resources, Inc. *	52,900	1,800,187
Encore Aquisition Company *	26,045	1,739,546
Frontier Oil Corp.	48,200	1,451,302
St. Mary Land & Exploration Company	31,300	1,595,048
		7,574,301
Drugs & Health Care - 0.95%
Perrigo Company	58,340	2,135,827
XenoPort, Inc. *	14,000	605,920
		2,741,747
Educational Services - 1.81%
DeVry, Inc.	29,700	1,694,385
ITT Educational Services, Inc. *	48,753	3,540,930
		5,235,315
Electrical Equipment - 0.50%
GrafTech International, Ltd. *	21,778	574,939
Wesco International, Inc. *	19,500	864,045
		1,438,984
Electrical Utilities - 1.96%
CenterPoint Energy, Inc.	87,100	1,475,474
DPL, Inc.	31,300	889,546
Pepco Holdings, Inc.	87,685	2,371,002
Sierra Pacific Resources	67,300	913,261
		5,649,283
Electronics - 2.95%
Amphenol Corp., Class A	61,952	2,888,822
Avnet, Inc. *	12,400	366,048
Belden, Inc.	29,800	1,248,322
Mentor Graphics Corp. *	72,967	850,065
Synopsys, Inc. *	67,800	1,786,530
Vishay Intertechnology, Inc. *	138,200	1,393,056
		8,532,843

The accompanying notes are an integral part of the financial statements.
160

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Intersection Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy - 2.60%
Energen Corp.	42,100	$3,155,395
MDU Resources Group, Inc.	86,953	2,872,058
SCANA Corp.	36,700	1,473,138
		7,500,591
Financial Services - 3.54%
CapitalSource, Inc.	96,300	1,479,168
Discover Financial Services	42,900	735,735
IntercontinentalExchange, Inc. *	10,200	1,409,640
MF Global, Ltd. *	22,000	320,100
UMB Financial Corp.	67,300	3,511,041
Waddell & Reed Financial, Inc., Class A	78,630	2,780,357
		10,236,041
Food & Beverages - 0.71%
Hormel Foods Corp.	37,100	1,402,009
Pepsi Bottling Group, Inc.	19,700	638,674
		2,040,683
Furniture & Fixtures - 0.21%
Furniture Brands International, Inc.	42,800	601,768

Gas & Pipeline Utilities - 2.25%
National Fuel Gas Company	34,600	2,086,726
Questar Corp.	15,700	1,008,254
UGI Corp.	125,890	3,396,512
		6,491,492
Healthcare Products - 1.60%
Beckman Coulter, Inc.	39,942	2,771,575
Bruker BioSciences Corp. *	87,800	1,021,992
Intuitive Surgical, Inc. *	2,800	822,052
		4,615,619
Healthcare Services - 1.63%
Coventry Health Care, Inc. *	74,300	3,420,029
Kindred Healthcare, Inc. *	47,040	1,297,834
		4,717,863
Homebuilders - 0.33%
NVR, Inc. *	800	452,296
Walter Industries, Inc.	5,300	494,172
		946,468
Hotels & Restaurants - 0.74%
Darden Restaurants, Inc.	41,700	1,428,225
Panera Bread Company, Class A *	13,800	716,772
		2,144,997
Household Products - 0.66%
Tupperware Brands Corp.	49,600	1,899,680

Industrial Machinery - 5.65%
AGCO Corp. *	41,899	2,531,956
Dover Corp.	23,670	1,280,074
Flowserve Corp.	18,400	2,548,768
FMC Technologies, Inc. *	21,300	1,530,405
Gardner Denver, Inc. *	44,690	2,371,251
Parker-Hannifin Corp.	38,110	3,226,774
The Manitowoc Company, Inc.	48,600	1,890,540
W.W. Grainger, Inc.	10,400	949,104
		16,328,872

Mid Cap Intersection Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrials - 0.91%
Harsco Corp.	28,817	$1,824,692
Shaw Group, Inc. *	12,940	789,340
		2,614,032
Insurance - 5.57%
Allied World Assurance Holdings, Ltd.	48,500	2,211,600
Arch Capital Group, Ltd. *	10,900	766,924
Assurant, Inc.	61,400	4,177,042
Axis Capital Holdings, Ltd.	115,900	4,062,295
Everest Re Group, Ltd.	37,006	3,246,166
Unum Group	67,500	1,625,400
		16,089,427
Internet Retail - 1.08%
Expedia, Inc. *	25,400	615,950
Netflix, Inc. *	82,497	2,504,609
		3,120,559
Internet Software - 0.94%
McAfee, Inc. *	74,849	2,713,276

Leisure Time - 0.32%
Callaway Golf Company	71,800	911,860

Manufacturing - 1.70%
Acuity Brands, Inc.	32,660	1,739,145
Ceradyne, Inc. *	21,470	926,001
SPX Corp.	16,790	2,231,055
		4,896,201
Medical-Hospitals - 1.51%
LifePoint Hospitals, Inc. *	68,745	2,199,153
Universal Health Services, Inc., Class B	33,100	2,151,500
		4,350,653
Metal & Metal Products - 2.35%
Commercial Metals Company	49,455	1,810,053
Precision Castparts Corp.	24,069	2,907,535
Reliance Steel & Aluminum Company	30,547	2,076,280
		6,793,868
Mining - 1.71%
Cleveland-Cliffs, Inc.	46,180	4,927,406

Office Furnishings & Supplies - 0.22%
Steelcase, Inc. Class A	50,100	631,260

Petroleum Services - 1.67%
Pride International, Inc. *	45,414	1,995,491
SEACOR Holdings, Inc. *	14,300	1,272,414
Superior Energy Services, Inc. *	28,700	1,540,903
		4,808,808
Pharmaceuticals - 2.67%
Alkermes, Inc. *	134,900	1,709,183
Amylin Pharmaceuticals, Inc. *	52,100	1,655,217
Barr Pharmaceuticals, Inc. *	14,800	648,240
Vertex Pharmaceuticals, Inc. *	87,122	2,494,303
Watson Pharmaceuticals, Inc. *	42,500	1,213,800
		7,720,743
Publishing - 0.55%
American Greetings Corp., Class A	52,300	975,918

The accompanying notes are an integral part of the financial statements.
161

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Intersection Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Publishing (continued)
Scholastic Corp. *	19,800	$615,780
		1,591,698
Real Estate - 4.86%
Annaly Capital Management, Inc., REIT	97,400	1,734,694
Douglas Emmett, Inc., REIT	50,800	1,244,600
Forest City Enterprises, Inc., Class A	33,800	1,352,000
Home Properties, Inc., REIT	12,500	640,000
Hospitality Properties Trust, REIT	75,500	2,340,500
Host Hotels & Resorts, Inc., REIT	102,800	1,767,132
National Retail Properties, Inc., REIT	58,000	1,317,180
Nationwide Health Properties, Inc., REIT	26,200	894,206
Sunstone Hotel Investors, Inc., REIT	143,100	2,754,675
		14,044,987
Retail Grocery - 0.66%
SUPERVALU, Inc.	54,700	1,918,329

Retail Trade - 5.31%
Abercrombie & Fitch Company, Class A	27,500	1,996,500
Aeropostale, Inc. *	68,627	2,397,827
American Eagle Outfitters, Inc.	81,615	1,487,025
BJ's Wholesale Club, Inc. *	64,300	2,539,207
Dollar Tree, Inc. *	26,526	978,809
Fossil, Inc. *	18,800	596,148
GameStop Corp., Class A *	23,470	1,164,112
J. Crew Group, Inc. *	46,140	1,719,638
Longs Drug Stores Corp.	19,730	935,597
Ross Stores, Inc.	13,400	490,708
Urban Outfitters, Inc. *	32,500	1,046,175
		15,351,746
Semiconductors - 3.41%
Emulex Corp. *	52,800	740,256
Lam Research Corp. *	115,272	4,691,570
LSI Logic Corp. *	113,400	824,418
MKS Instruments, Inc. *	39,500	930,620
Triquint Semiconductor, Inc. *	67,500	449,550
Varian Semiconductor Equipment Associates,
Inc. *	58,200	2,213,346
		9,849,760
Software - 2.81%
Activision, Inc. *	83,100	2,804,625
Autodesk, Inc. *	22,200	913,752
BMC Software, Inc. *	63,400	2,542,340
Sybase, Inc. *	58,099	1,860,330
		8,121,047
Telecommunications Equipment &
Services - 1.25%
CommScope, Inc. *	65,940	3,616,809

Telephone - 1.25%
CenturyTel, Inc.	57,900	2,050,239
Harris Corp.	23,928	1,573,984
		3,624,223
Toys, Amusements & Sporting Goods - 0.61%
Hasbro, Inc.	48,900	1,772,136

Mid Cap Intersection Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Transportation - 0.45%
Overseas Shipholding Group, Inc.	16,400	$1,296,584

Trucking & Freight - 0.75%
Landstar Systems, Inc.	17,800	991,816
Oshkosh Corp.	29,400	1,188,054
		2,179,870
TOTAL COMMON STOCKS (Cost $264,834,862)		$282,300,790

REPURCHASE AGREEMENTS - 1.42%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.83% to be repurchased at
$4,090,624 on 6/02/2008,
collateralized by $4,185,000
Federal National Mortgage
Association, 5.38% due
11/13/2028 (valued at $4,174,538,
including interest)	$4,090,000	$4,090,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,090,000)		$4,090,000
Total Investments (Mid Cap Intersection Fund)
(Cost $268,924,862) - 99.14%		$286,390,790
Other Assets in Excess of Liabilities - 0.86%		2,492,764
TOTAL NET ASSETS - 100.00%		$288,883,554

Mid Cap Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.24%

Advertising - 1.55%
Focus Media Holding, Ltd., ADR * (a)	305,000	$12,288,450

Aerospace - 2.03%
Rolls-Royce Group PLC *	977,093	8,182,426
Teledyne Technologies, Inc. *	141,200	7,862,016
		16,044,442
Apparel & Textiles - 1.28%
ASICS Corp.	553,700	6,150,471
Liz Claiborne, Inc.	229,175	4,001,396
		10,151,867
Auto Parts - 1.08%
Titan International, Inc.	215,300	8,510,809

Automobiles - 1.18%
PACCAR, Inc.	174,700	9,327,233

Banking - 1.85%
Comerica, Inc.	101,700	3,781,206
Huntington BancShares, Inc. (a)	285,400	2,542,914
Julius Baer Holding AG	101,511	8,307,880
		14,632,000
Biotechnology - 3.01%
Cephalon, Inc. *	178,277	12,071,136

The accompanying notes are an integral part of the financial statements.
162

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Biotechnology (continued)
Charles River Laboratories International, Inc. *	183,400	$11,788,952
		23,860,088
Building Materials & Construction - 1.05%
Chicago Bridge & Iron Company N.V.	181,800	8,308,260

Business Services - 2.89%
Ariba, Inc. *	234,200	3,475,528
DST Systems, Inc. * (a)	93,100	5,902,540
Global Payments, Inc.	109,100	5,151,702
Net 1 UEPS Technologies, Inc. *	299,300	8,368,428
		22,898,198
Cellular Communications - 1.05%
Metropcs Communications, Inc. *	391,900	8,323,956

Chemicals - 3.56%
FMC Corp.	145,300	10,749,294
Kingboard Chemical Holdings, Ltd.	2,055,100	9,506,671
Terra Industries, Inc.	181,500	7,918,845
		28,174,810
Coal - 3.31%
Arch Coal, Inc.	194,700	12,637,977
CONSOL Energy, Inc.	138,700	13,531,572
		26,169,549
Computer Services - 1.00%
NetApp, Inc. *	325,800	7,943,004

Computers & Business Equipment - 0.78%
MICROS Systems, Inc. *	186,100	6,135,717

Containers & Glass - 3.53%
Ball Corp.	178,700	9,703,410
Rexam PLC	1,101,983	9,675,785
Sealed Air Corp.	351,600	8,564,976
		27,944,171
Crude Petroleum & Natural Gas - 5.99%
Chesapeake Energy Corp.	248,728	13,622,833
EOG Resources, Inc.	95,600	12,297,028
Forest Oil Corp. *	162,600	10,853,550
Ultra Petroleum Corp. *	122,500	10,653,825
		47,427,236
Drugs & Health Care - 1.83%
ImClone Systems, Inc. *	84,500	3,682,510
Shionogi & Company, Ltd.	475,947	9,593,885
Zymogenetics, Inc. * (a)	137,400	1,239,348
		14,515,743
Electrical Equipment - 2.17%
FLIR Systems, Inc. *	436,800	17,218,656

Electronics - 0.53%
Itron, Inc. *	43,000	4,195,940

Energy - 1.20%
Covanta Holding Corp. *	340,500	9,523,785

Financial Services - 4.00%
Interactive Data Corp.	265,900	7,322,886
Invesco, Ltd.	255,500	7,110,565

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Western Union Company	727,710	$17,203,065
		31,636,516
Food & Beverages - 0.26%
Pilgrim's Pride Corp.	78,150	2,031,900

Healthcare Products - 3.84%
Mindray Medical International, Ltd., ADR	239,900	10,051,810
Patterson Companies, Inc. *	225,100	7,655,651
St. Jude Medical, Inc. *	264,500	10,778,375
The Medicines Company *	102,639	1,878,294
		30,364,130
Healthcare Services - 2.79%
Coventry Health Care, Inc. *	185,900	8,556,977
McKesson Corp.	234,800	13,536,220
		22,093,197
Household Products - 1.16%
Jarden Corp. *	489,668	9,181,275

Industrial Machinery - 3.80%
Cummins, Inc.	166,200	11,703,804
Flowserve Corp.	68,310	9,462,301
Pall Corp.	219,200	8,945,552
		30,111,657
Industrials - 1.16%
Aecom Technology Corp. *	285,600	9,199,176

Internet Service Provider - 1.57%
Equinix, Inc. * (a)	130,500	12,461,445

Internet Software - 3.33%
McAfee, Inc. *	351,700	12,749,125
VeriSign, Inc. *	340,400	13,629,616
		26,378,741
Leisure Time - 1.29%
DreamWorks Animation SKG, Inc., Class A *	323,239	10,204,655

Life Sciences - 1.66%
Pharmaceutical Product Development, Inc.	296,800	13,121,528

Manufacturing - 1.57%
Snap-on, Inc.	200,300	12,402,576

Metal & Metal Products - 1.67%
Cameco Corp.	322,052	13,188,030

Mining - 1.99%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	75,530	8,739,576
Kinross Gold Corp.	351,900	7,027,443
		15,767,019
Pharmaceuticals - 4.12%
Alkermes, Inc. *	261,201	3,309,417
Amylin Pharmaceuticals, Inc. * (a)	241,167	7,661,875
Auxilium Pharmaceuticals, Inc. * (a)	136,600	4,349,344
Elan Corp. PLC, SADR *	359,300	8,996,872
Onyx Pharmaceuticals, Inc. *	119,800	4,233,732
Regeneron Pharmaceuticals, Inc. *	205,200	4,083,480
		32,634,720

The accompanying notes are an integral part of the financial statements.
163

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Railroads & Equipment - 0.96%
Kansas City Southern *	151,700	$7,578,932

Retail Grocery - 1.23%
SUPERVALU, Inc.	278,700	9,774,009

Retail Trade - 5.97%
Advance Auto Parts, Inc.	246,300	9,925,890
BJ's Wholesale Club, Inc. *	311,610	12,305,479
Dick's Sporting Goods, Inc. *	142,600	3,301,190
Kohl's Corp. *	185,000	8,288,000
Staples, Inc.	211,900	4,969,055
The Gap, Inc.	466,200	8,508,150
		47,297,764
Semiconductors - 1.01%
Lam Research Corp. *	196,700	8,005,690

Software - 4.72%
BMC Software, Inc. *	289,300	11,600,930
Nuance Communications, Inc. *	509,700	10,051,284
Red Hat, Inc. *	201,000	4,896,360
UbiSoft Entertainment SA *	111,920	10,847,644
		37,396,218
Steel - 2.42%
Steel Dynamics, Inc.	230,700	8,328,270
United States Steel Corp.	62,600	10,811,646
		19,139,916
Telecommunications Equipment &
Services - 1.69%
Atheros Communications, Inc. *	148,400	4,959,528
NICE Systems, Ltd., ADR *	240,500	8,417,500
		13,377,028
Toys, Amusements & Sporting Goods - 1.66%
Marvel Entertainment, Inc. *	385,300	13,111,759

Transportation - 1.19%
C.H. Robinson Worldwide, Inc.	146,200	9,429,900

Travel Services - 0.31%
Ctrip.com International, Ltd., ADR	41,800	2,440,284
TOTAL COMMON STOCKS (Cost $675,288,513)		$761,921,979

SHORT TERM INVESTMENTS - 5.01%
John Hancock Cash
Investment Trust, 2.5216% (c)(h)	$39,627,591	$39,627,591
TOTAL SHORT TERM INVESTMENTS
(Cost $39,627,591)		$39,627,591

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 4.76%
Merrill Lynch Tri-Party Repurchase
Agreement dated 05/30/2008 at
2.35% to be repurchased at
$37,707,383 on 6/02/2008,
collateralized by $38,684,232
Federal National Mortgage
Association, 5.5% due 05/01/2038
(valued at $38,455,689, including
interest)	$37,700,000	$37,700,000
TOTAL REPURCHASE AGREEMENTS
(Cost $37,700,000)		$37,700,000
Total Investments (Mid Cap Stock Fund)
(Cost $752,616,104) - 106.01%		$839,249,570
Liabilities in Excess of Other Assets - (6.01)%		(47,563,500)
TOTAL NET ASSETS - 100.00%		$791,686,070

Mid Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.42%

Advertising - 3.30%
Interpublic Group of Companies, Inc. *	776,706	$7,743,759

Agriculture - 0.90%
Monsanto Company	7,596	967,731
The Mosaic Company *	9,229	1,156,578
		2,124,309
Auto Parts - 2.22%
ArvinMeritor, Inc.	95,200	1,425,144
Genuine Parts Company	86,093	3,788,953
		5,214,097
Banking - 0.62%
Comerica, Inc.	8,000	297,440
Fifth Third Bancorp	18,600	347,820
M&T Bank Corp.	4,500	389,970
Zions Bancorp	9,900	426,591
		1,461,821
Building Materials & Construction - 1.34%
KBR, Inc.	58,531	2,031,611
Owens Corning, Inc. * (a)	43,000	1,110,690
		3,142,301
Business Services - 4.24%
Arbitron, Inc. (a)	57,900	2,886,894
R.H. Donnelley Corp. * (a)	241,653	1,312,176
R.R. Donnelley & Sons Company	175,676	5,767,443
		9,966,513
Chemicals - 3.96%
Chemtura Corp.	357,831	3,123,864
Eastman Chemical Company	63,862	4,892,468
Valspar Corp.	57,400	1,294,944
		9,311,276

The accompanying notes are an integral part of the financial statements.
164

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Containers & Glass - 4.07%
Ball Corp.	95,222	$5,170,555
Pactiv Corp. *	177,973	4,383,475
		9,554,030
Crude Petroleum & Natural Gas - 1.78%
EOG Resources, Inc.	32,515	4,182,404

Domestic Oil - 1.60%
Range Resources Corp.	57,200	3,761,472

Electrical Equipment - 1.01%
Hubbell, Inc., Class B	50,637	2,368,292

Electrical Utilities - 7.01%
Ameren Corp.	123,842	5,628,619
CMS Energy Corp.	339,823	5,297,841
Northeast Utilities	211,721	5,528,035
		16,454,495
Food & Beverages - 4.87%
Coca-Cola Enterprises, Inc.	195,515	3,937,672
Dean Foods Company *	145,200	3,158,100
Smithfield Foods, Inc. *	138,800	4,343,052
		11,438,824
Gas & Pipeline Utilities - 4.41%
NiSource, Inc.	333,551	6,033,938
Southwest Gas Corp.	34,745	1,083,349
Transocean, Inc. *	21,571	3,239,748
		10,357,035
Healthcare Products - 1.33%
Covidien, Ltd.	62,400	3,125,616

Healthcare Services - 0.94%
Healthsouth Corp. * (a)	118,100	2,212,013

Hotels & Restaurants - 1.38%
Brinker International, Inc.	148,098	3,247,789

Industrial Machinery - 2.24%
Cummins, Inc.	45,168	3,180,730
W.W. Grainger, Inc.	22,788	2,079,633
		5,260,363
Insurance - 4.47%
ACE, Ltd.	52,263	3,139,439
Conseco, Inc. *	306,263	3,574,089
PartnerRe, Ltd.	51,515	3,796,140
		10,509,668
Internet Software - 3.15%
McAfee, Inc. *	192,754	6,987,332
Openwave Systems, Inc. *	208,800	413,424
		7,400,756
Manufacturing - 2.54%
Pentair, Inc.	29,900	1,119,157
Snap-on, Inc.	78,134	4,838,057
		5,957,214
Metal & Metal Products - 2.08%
Timken Company	133,244	4,880,728

Mid Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Office Furnishings & Supplies - 1.78%
OfficeMax, Inc.	192,945	$4,183,048

Paper - 1.87%
AbitibiBowater, Inc. *	173,717	2,063,758
MeadWestvaco Corp.	90,279	2,322,879
		4,386,637
Petroleum Services - 1.94%
Halliburton Company	93,833	4,558,407

Pharmaceuticals - 5.17%
King Pharmaceuticals, Inc. *	519,229	5,327,289
Mylan, Inc. * (a)	511,088	6,823,025
		12,150,314
Publishing - 1.07%
Gannett Company, Inc.	53,600	1,544,216
Idearc, Inc. (a)	242,900	976,458
		2,520,674
Retail Grocery - 2.95%
Safeway, Inc.	109,573	3,492,092
The Kroger Company	124,000	3,427,360
		6,919,452
Retail Trade - 2.17%
Foot Locker, Inc.	182,126	2,660,861
Macy's, Inc.	103,366	2,446,673
		5,107,534
Sanitary Services - 1.45%
Allied Waste Industries, Inc. *	252,100	3,395,787

Software - 1.33%
Sybase, Inc. *	97,633	3,126,209

Telecommunications Equipment &
Services - 8.98%
ADC Telecommunications, Inc. *	233,949	3,682,357
Embarq Corp.	159,100	7,528,612
JDS Uniphase Corp. *	563,075	6,965,238
Tellabs, Inc. *	536,211	2,916,988
		21,093,195
Telephone - 6.91%
CenturyTel, Inc.	110,253	3,904,059
Qwest Communications International, Inc. (a)	1,432,900	6,949,565
Windstream Corp.	402,800	5,373,352
		16,226,976
Tires & Rubber - 1.34%
Goodyear Tire & Rubber Company *	123,700	3,143,217
TOTAL COMMON STOCKS (Cost $244,638,151)		$226,486,225

SHORT TERM INVESTMENTS - 10.64%
John Hancock Cash
Investment Trust, 2.5216% (c)(h)	$24,991,281	$24,991,281
TOTAL SHORT TERM INVESTMENTS
(Cost $24,991,281)		$24,991,281

The accompanying notes are an integral part of the financial statements.
165

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 3.48%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.83% to be repurchased at
$8,181,247 on 06/02/2008,
collateralized by $8,345,000
Federal Home Loan Bank, 3.375%
due 06/24/2011 (valued at
$8,345,000, including interest)	$8,180,000	$8,180,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,180,000)		$8,180,000
Total Investments (Mid Cap Value Fund)
(Cost $277,809,432) - 110.54%		$259,657,506
Liabilities in Excess of Other Assets - (10.54)%		(24,763,079)
TOTAL NET ASSETS - 100.00%		$234,894,427

Mid Cap Value Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.56%

Advertising - 0.53%
Interpublic Group of Companies, Inc. *	58,662	$584,860

Aerospace - 1.62%
Goodrich Corp.	19,813	1,284,081
Spirit Aerosystems Holdings, Inc., Class A *	17,339	517,222
		1,801,303
Air Travel - 0.78%
AMR Corp. *	26,395	189,780
Continental Airlines, Inc., Class B *	13,767	198,383
Delta Air Lines, Inc. *	24,173	148,664
Northwest Airlines Corp. *	24,905	175,829
UAL Corp. *	5,170	44,152
US Airways Group, Inc. *	28,201	111,676
		868,484
Apparel & Textiles - 1.75%
Liz Claiborne, Inc.	18,228	318,261
Mohawk Industries, Inc. * (a)	7,156	537,272
VF Corp.	14,344	1,085,841
		1,941,374
Auto Parts - 1.93%
ArvinMeritor, Inc.	42,243	632,378
Genuine Parts Company	5,644	248,392
Johnson Controls, Inc.	6,721	228,917
Magna International, Inc., Class A (a)	5,058	362,153
WABCO Holdings, Inc.	12,814	669,660
		2,141,500
Automobiles - 3.32%
Ford Motor Company * (a)	462,768	3,146,823
General Motors Corp. (a)	32,261	551,663
		3,698,486
Building Materials & Construction - 1.42%
Chicago Bridge & Iron Company N.V.	21,471	981,225
Foster Wheeler, Ltd. *	4,219	321,361

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Building Materials & Construction
(continued)
KBR, Inc.	7,886 $	273,723
		1,576,309
Business Services - 3.70%
Computer Sciences Corp. *	18,012	885,290
Deluxe Corp.	13,725	309,224
Dun & Bradstreet Corp.	3,860	353,653
Electronic Data Systems Corp.	44,342	1,085,936
Fluor Corp.	4,965	926,221
Jacobs Engineering Group, Inc. *	3,208	304,054
Pitney Bowes, Inc.	7,023	255,005
		4,119,383
Chemicals - 4.08%
Eastman Chemical Company	30,396	2,328,637
Lubrizol Corp.	18,266	1,024,723
PPG Industries, Inc.	18,868	1,189,250
		4,542,610
Construction & Mining Equipment - 0.47%
National Oilwell Varco, Inc. *	6,327	527,166

Construction Materials - 1.32%
Trane, Inc.	23,875	1,108,278
USG Corp. * (a)	10,707	364,573
		1,472,851
Crude Petroleum & Natural Gas - 6.18%
Chesapeake Energy Corp.	12,755	698,592
Hess Corp.	5,206	639,349
Newfield Exploration Company *	27,063	1,711,464
Pioneer Natural Resources Company	25,167	1,806,739
Southwestern Energy Company *	36,736	1,628,874
Sunoco, Inc.	8,877	394,760
		6,879,778
Electrical Equipment - 1.79%
A.O. Smith Corp.	15,253	551,396
Cooper Industries, Ltd., Class A	30,829	1,437,556
		1,988,952
Electrical Utilities - 0.91%
Consolidated Edison, Inc.	5,723	236,360
DTE Energy Company	5,981	264,599
Mirant Corp. *	7,056	286,615
Pinnacle West Capital Corp.	6,813	230,143
		1,017,717
Electronics - 2.65%
Agilent Technologies, Inc. *	29,413	1,099,752
Celestica, Inc. *	101,917	905,023
Flextronics International, Ltd. *	87,760	939,910
		2,944,685
Energy - 2.18%
Energy East Corp.	13,696	346,646
McDermott International, Inc. *	17,007	1,054,944
Sempra Energy	17,756	1,026,474
		2,428,064

The accompanying notes are an integral part of the financial statements.
166

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services - 0.36%
Invesco, Ltd.	14,433	$401,670

Forest Products - 0.78%
Rayonier, Inc.	18,297	868,376

Gas & Pipeline Utilities - 3.86%
El Paso Corp.	62,604	1,223,908
Enbridge, Inc. (a)	34,593	1,543,539
NiSource, Inc.	13,710	248,014
Questar Corp.	4,958	318,403
Transocean, Inc. *	6,367	956,260
		4,290,124
Healthcare Services - 0.31%
McKesson Corp.	6,034	347,860

Holdings Companies/Conglomerates - 1.37%
Loews Corp.	18,020	893,251
Textron, Inc.	10,100	631,755
		1,525,006
Homebuilders - 0.42%
Centex Corp.	6,105	114,957
D.R. Horton, Inc.	9,597	121,978
KB Home (a)	5,957	122,178
Pulte Homes, Inc.	8,428	103,075
		462,188
Household Appliances - 0.75%
Whirlpool Corp.	11,323	834,279

Industrial Machinery - 6.04%
AGCO Corp. *	12,723	768,851
Cameron International Corp. *	24,726	1,316,165
Cummins, Inc.	10,594	746,030
Ingersoll-Rand Company, Ltd., Class A	35,908	1,581,388
Terex Corp. *	15,840	1,130,184
The Manitowoc Company, Inc.	30,219	1,175,519
		6,718,137
Insurance - 11.36%
ACE, Ltd.	18,783	1,128,295
Aon Corp.	45,623	2,152,949
Assurant, Inc.	3,405	231,642
Axis Capital Holdings, Ltd.	28,065	983,678
Everest Re Group, Ltd.	26,112	2,290,545
Lincoln National Corp.	10,663	588,171
Marsh & McLennan Companies, Inc.	21,710	591,163
MBIA, Inc.	11,904	82,852
PartnerRe, Ltd.	27,407	2,019,622
Willis Group Holdings, Ltd.	16,630	595,853
XL Capital, Ltd., Class A	56,483	1,971,822
		12,636,592
International Oil - 1.60%
Nabors Industries, Ltd. *	10,449	439,276
Weatherford International, Ltd. *	29,422	1,342,526
		1,781,802
Internet Software - 0.78%
McAfee, Inc. *	24,068	872,465

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Leisure Time - 2.87%
National Cinemedia, Inc.	33,984	$676,281
Regal Entertainment Group, Class A (a)	46,973	825,316
Royal Caribbean Cruises, Ltd. (a)	56,946	1,692,435
		3,194,032
Manufacturing - 4.51%
Eaton Corp.	28,210	2,727,343
Reddy Ice Holdings, Inc.	19,266	239,862
Rockwell Automation, Inc.	12,043	705,117
Stanley Works	27,622	1,341,877
		5,014,199
Metal & Metal Products - 0.19%
Timken Company	5,903	216,227

Mining - 0.98%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	9,400	1,087,674

Paper - 0.66%
MeadWestvaco Corp.	28,488	732,996

Petroleum Services - 2.67%
BJ Services Company	63,503	1,917,791
ENSCO International, Inc.	5,032	361,448
Smith International, Inc.	8,686	685,499
		2,964,738
Pharmaceuticals - 1.66%
Hospira, Inc. *	6,072	254,660
King Pharmaceuticals, Inc. *	28,916	296,678
Mylan, Inc. * (a)	96,753	1,291,652
		1,842,990
Photography - 0.45%
Eastman Kodak Company	32,451	497,149

Railroads & Equipment - 2.86%
CSX Corp.	23,241	1,605,023
Kansas City Southern *	31,532	1,575,339
		3,180,362
Real Estate - 2.16%
Boston Properties, Inc., REIT	3,098	302,799
Equity Residential, REIT	20,281	857,683
Simon Property Group, Inc., REIT	8,337	828,364
The St. Joe Company, REIT (a)	10,679	409,860
		2,398,706
Retail Trade - 5.06%
Bed Bath & Beyond, Inc. *	20,898	665,810
Family Dollar Stores, Inc.	56,022	1,198,871
J.C. Penney Company, Inc.	6,874	276,610
Kohl's Corp. *	23,885	1,070,048
Macy's, Inc.	46,128	1,091,850
Nordstrom, Inc.	8,292	290,054
Ritchie Brothers Auctioneers, Inc. (a)	37,771	1,041,346
		5,634,589
Sanitary Services - 0.09%
Insituform Technologies, Inc., Class A *	5,679	104,721

The accompanying notes are an integral part of the financial statements.
167

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors - 4.81%
Intersil Corp., Class A	29,028	$809,010
LSI Logic Corp. *	152,448	1,108,297
Maxim Integrated Products, Inc.	37,422	827,026
Microchip Technology, Inc.	24,995	920,816
Micron Technology, Inc. *	102,174	824,544
National Semiconductor Corp.	41,130	865,787
		5,355,480
Software - 1.02%
BMC Software, Inc. *	28,363	1,137,356

Steel - 0.75%
Nucor Corp.	11,215	838,882

Telecommunications Equipment &
Services - 0.38%
Tellabs, Inc. *	77,999	424,315

Telephone - 1.56%
CenturyTel, Inc.	14,354	508,275
Qwest Communications International, Inc. (a)	129,058	625,931
Windstream Corp.	44,891	598,846
		1,733,052
Tires & Rubber - 0.36%
Goodyear Tire & Rubber Company *	15,826	402,139

Tobacco - 1.78%
Loews Corp. - Carolina Group	27,313	1,981,558

Toys, Amusements & Sporting Goods - 0.48%
Hasbro, Inc.	14,726	533,670
TOTAL COMMON STOCKS (Cost $100,253,947)		$108,546,856

CONVERTIBLE BONDS - 0.29%

Telephone - 0.29%
Qwest Communications International, Inc.
3.50% due 11/15/2025	302,000	324,671
TOTAL CONVERTIBLE BONDS (Cost $408,455)		$324,671

SHORT TERM INVESTMENTS - 13.67%
Deutsche Bank Financial LLC
2.15% due 06/02/2008	$2,500,000	$2,499,851
John Hancock Cash
Investment Trust, 2.5216% (c)(h)	12,706,669	12,706,669
TOTAL SHORT TERM INVESTMENTS
(Cost $15,206,520)		$15,206,520
Total Investments (Mid Cap Value Equity Fund)
(Cost $115,868,922) - 111.52%		$124,078,047
Liabilities in Excess of Other Assets - (11.52)%		(12,821,474)
TOTAL NET ASSETS - 100.00%		$111,256,573

Natural Resources Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.86%

Coal - 5.41%
CONSOL Energy, Inc.	284,486	$27,754,454
Peabody Energy Corp.	187,700	13,874,784
		41,629,238
Crude Petroleum & Natural Gas - 16.40%
Devon Energy Corp.	68,900	7,988,266
EOG Resources, Inc.	269,269	34,636,071
Marathon Oil Corp.	367,309	18,876,010
Newfield Exploration Company *	173,252	10,956,456
Noble Energy, Inc.	102,864	10,024,097
Penn West Energy Trust, ADR (a)	140,000	4,604,600
Rosneft Oil Company, GDR *	727,519	8,839,356
Ultra Petroleum Corp. *	105,500	9,175,335
XTO Energy, Inc.	332,032	21,123,876
		126,224,067
Domestic Oil - 4.61%
Denbury Resources, Inc. *	330,900	11,260,527
Suncor Energy, Inc.	355,614	24,269,510
		35,530,037
Gas & Pipeline Utilities - 5.54%
Eni SpA, SADR	92,800	7,571,552
Equitable Resources, Inc.	98,360	6,907,823
OAO Gazprom, SADR	342,650	20,696,060
Transocean, Inc. *	49,979	7,506,346
		42,681,781
Gold - 2.87%
AngloGold Ashanti, Ltd., SADR	238,800	8,307,852
Barrick Gold Corp.	161,356	6,501,033
Gold Fields, Ltd.	566,515	7,277,569
		22,086,454
International Oil - 28.05%
BP PLC, SADR	272,027	19,724,678
Canadian Natural Resources, Ltd.	348,333	34,090,077
ConocoPhillips	143,928	13,399,697
EnCana Corp.	326,554	29,418,124
Exxon Mobil Corp.	215,905	19,163,728
Lukoil Oil Company, ADR (a)	254,027	28,133,490
Petroleo Brasileiro SA, ADR	440,996	31,090,218
Royal Dutch Shell PLC, ADR	265,269	22,677,847
Talisman Energy, Inc.	794,798	18,254,117
		215,951,976
Metal & Metal Products - 12.54%
Alumina, Ltd.	2,721,568	14,775,240
Cameco Corp.	346,322	14,181,886
Companhia Vale Do Rio Doce, SADR *	1,124,104	37,016,745
Sumitomo Metal Industries, Ltd.	1,662,000	7,930,051
Vedanta Resources PLC	455,954	22,616,112
		96,520,034
Mining - 8.96%
Anglo American PLC	105,763	7,163,008
Anglo Platinum, Ltd.	107,143	18,656,970
Freeport-McMoRan Copper & Gold, Inc.,
Class B	134,930	15,612,750
Teck Cominco, Ltd.	130,500	6,458,016

The accompanying notes are an integral part of the financial statements.
168

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Natural Resources Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Mining (continued)
Xstrata PLC	266,669	$21,071,680
		68,962,424
Paper - 0.41%
Mondi PLC	25,450	181,490
Smurfit-Stone Container Corp. *	437,800	2,946,394
		3,127,884
Petroleum Services - 10.25%
Baker Hughes, Inc.	188,200	16,678,284
Halliburton Company	243,902	11,848,759
Petro-Canada	206,331	11,905,149
Total SA, ADR	232,962	20,328,264
Valero Energy Corp.	357,466	18,173,572
		78,934,028
Steel - 2.82%
ArcelorMittal	142,925	14,196,740
POSCO, SADR	55,200	7,543,080
		21,739,820
TOTAL COMMON STOCKS (Cost $506,450,927)		$753,387,743

PREFERRED STOCKS - 0.21%

Mining - 0.21%
Anglo Platinum, Ltd., 6.38% (i)	25,800	1,600,368
TOTAL PREFERRED STOCKS (Cost $822,858)		$1,600,368

RIGHTS - 0.07%

Gold - 0.07%
AngloGold Ashanti, Ltd. *	58,841	544,280
TOTAL RIGHTS (Cost $0)		$544,280

SHORT TERM INVESTMENTS - 4.90%
John Hancock Cash
Investment Trust, 2.5216% (c)(h)	$37,742,670	$37,742,670
TOTAL SHORT TERM INVESTMENTS
(Cost $37,742,670)		$37,742,670

REPURCHASE AGREEMENTS - 1.10%
Merrill Lynch Tri-Party Repurchase
Agreement dated 05/30/2008 at
2.35% to be repurchased at
$8,501,665 on 06/02/2008,
collateralized by $9,350,000
Federal National Mortgage
Association, 6.50% due
10/01/2036 (valued at $8,674,229,
including interest)	$8,500,000	$8,500,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,500,000)		$8,500,000
Total Investments (Natural Resources Fund)
(Cost $553,516,455) - 104.14%		$801,775,061
Liabilities in Excess of Other Assets - (4.14)%		(31,897,841)
TOTAL NET ASSETS - 100.00%		$769,877,220

Optimized All Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.04%

Advertising - 0.56%
Focus Media Holding, Ltd., ADR *	219	$8,823
Omnicom Group, Inc.	458	22,447
		31,270
Aerospace - 1.91%
AAR Corp. *	1,865	35,957
BE Aerospace, Inc. *	482	16,846
Lockheed Martin Corp.	367	40,164
Rockwell Collins, Inc.	237	14,545
		107,512
Aluminum - 0.25%
Century Aluminum Company *	193	14,089

Auto Parts - 0.91%
Lear Corp. *	1,991	51,268

Automobiles - 0.36%
Honda Motor Company, Ltd., ADR	607	20,171

Banking - 3.00%
Bank of America Corp.	974	33,126
Deutsche Bank AG	176	18,739
National City Corp.	3,879	22,653
Oriental Financial Group, Inc.	240	4,368
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	570	89,416
		168,302
Biotechnology - 0.63%
Applera Corp.	1,024	35,594

Building Materials & Construction - 1.04%
EMCOR Group, Inc. *	1,991	58,436

Business Services - 2.92%
Alliance Data Systems Corp. *	1,315	78,952
Convergys Corp. *	2,461	39,696
CSG Systems International, Inc. *	1,204	15,989
Insight Enterprises, Inc. *	1,262	16,911
R.R. Donnelley & Sons Company	382	12,541
		164,089
Cable & Television - 0.08%
Viacom, Inc., Class B *	118	4,227

Chemicals - 0.92%
Albemarle Corp.	297	13,208
OM Group, Inc. *	884	38,436
		51,644
Commercial Services - 0.26%
AerCap Holdings NV *	644	9,680
Perficient, Inc. *	448	4,753
		14,433
Computers & Business Equipment - 6.81%
Apple, Inc. *	54	10,192
Brocade Communications Systems, Inc. *	6,942	55,952
Cisco Systems, Inc. *	173	4,623
Cognizant Technology Solutions Corp.,
Class A *	1,307	46,111
Hewlett-Packard Company	3,097	145,745
International Business Machines Corp.	465	60,185

The accompanying notes are an integral part of the financial statements.
169

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Optimized All Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment
(continued)
Juniper Networks, Inc. *	680	$18,714
MICROS Systems, Inc. *	1,127	37,157
Phoenix Technology, Ltd. *	302	3,231
Trident Microsystems, Inc. *	46	216
		382,126
Containers & Glass - 0.20%
Ball Corp.	208	11,294

Cosmetics & Toiletries - 0.45%
Colgate-Palmolive Company	336	24,985

Crude Petroleum & Natural Gas - 3.22%
Apache Corp.	50	6,703
Marathon Oil Corp.	3,212	165,065
Unit Corp. *	118	9,049
		180,817
Electrical Equipment - 1.38%
Cooper Industries, Ltd., Class A	1,040	48,495
Emerson Electric Company	487	28,334
Ultralife Batteries, Inc. *	43	543
		77,372
Electrical Utilities - 4.46%
CenterPoint Energy, Inc.	4,339	73,503
Edison International	1,113	59,245
Mirant Corp. *	2,197	89,242
Pepco Holdings, Inc.	601	16,251
Public Service Enterprise Group, Inc.	273	12,083
		250,324
Electronics - 3.00%
Amphenol Corp., Class A	2,083	97,130
Avnet, Inc. *	1,308	38,612
Cogo Group, Inc. *	1,432	20,077
Trimble Navigation, Ltd. *	317	12,629
		168,448
Energy - 1.92%
Energen Corp.	55	4,122
Nexen, Inc.	2,697	103,754
		107,876
Financial Services - 5.04%
Barclays PLC, SADR	2,854	85,420
Broadridge Financial Solutions, Inc.	1,327	29,911
Franklin Resources, Inc.	83	8,401
Goldman Sachs Group, Inc.	25	4,410
Lehman Brothers Holdings, Inc.	1,539	56,651
Morgan Stanley	243	10,748
National Financial Partners Corp.	853	20,830
Visa, Inc. *	205	17,704
Wells Fargo & Company	1,768	48,744
		282,819
Food & Beverages - 3.06%
Coca-Cola Enterprises, Inc.	4,634	93,329
Dr Pepper Snapple Group, Inc. *	487	12,263
Flowers Foods, Inc.	1,106	31,112

Optimized All Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Food & Beverages (continued)
PepsiCo, Inc.	407	$27,798
The Coca-Cola Company	125	7,157
		171,659
Food-Misc/Diversified - 0.62%
Cadbury PLC	646	34,684

Food-Retail - 0.08%
Spartan Stores, Inc.	196	4,700

Gas & Pipeline Utilities - 1.76%
Suburban Propane Partners, LP	322	13,331
Transocean, Inc. *	494	74,194
Vectren Corp.	376	11,092
		98,617
Healthcare Products - 5.55%
CONMED Corp. *	507	13,532
DENTSPLY International, Inc.	362	14,675
Herbalife, Ltd.	2,001	77,118
Johnson & Johnson	1,240	82,758
Stryker Corp.	1,914	123,549
		311,632
Healthcare Services - 0.27%
UnitedHealth Group, Inc.	440	15,052

Holdings Companies/Conglomerates - 0.77%
General Electric Company	1,151	35,358
Pearson PLC, SADR	592	8,010
		43,368
Hotels & Restaurants - 2.90%
Burger King Holdings, Inc.	3,087	88,134
CEC Entertainment, Inc. *	388	14,022
McDonald's Corp.	729	43,244
Yum! Brands, Inc.	445	17,667
		163,067
Household Appliances - 1.05%
The Toro Company	1,514	59,167

Household Products - 1.33%
Jarden Corp. *	2,921	54,769
Tupperware Brands Corp.	524	20,069
		74,838
Industrial Machinery - 1.44%
Terex Corp. *	1,137	81,125

Industrials - 0.16%
Companhia de Saneamento Basico do
Estado de Sao Paulo, ADR *	155	8,734

Insurance - 4.54%
Allied World Assurance Holdings, Ltd.	194	8,846
Aspen Insurance Holdings, Ltd.	2,086	53,318
Axis Capital Holdings, Ltd.	2,689	94,250
CNA Financial Corp.	510	15,499
ING Groep NV, SADR (a)	406	15,517
Willis Group Holdings, Ltd.	1,662	59,550
XL Capital, Ltd., Class A	232	8,099
		255,079

The accompanying notes are an integral part of the financial statements.
170

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Optimized All Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

International Oil - 6.20%
ConocoPhillips	1,236	$115,072
Exxon Mobil Corp.	1,001	88,849
Noble Corp.	94	5,935
Sasol, Ltd., SADR	2,200	138,380
		348,236
Internet Content - 0.14%
Google, Inc., Class A *	13	7,615

Internet Retail - 0.61%
eBay, Inc. *	1,116	33,491
PetMed Express, Inc. *	52	726
		34,217
Internet Software - 1.42%
Salesforce.com, Inc. *	498	36,010
TIBCO Software, Inc. *	5,001	38,608
Vocus, Inc. *	156	4,956
		79,574
Investment Companies - 1.39%
Allied Capital Corp.	444	8,818
KKR Financial Holdings LLC	5,707	69,397
		78,215
Leisure Time - 0.18%
Walt Disney Company	298	10,013

Manufacturing - 0.94%
Trinity Industries, Inc. (a)	1,293	52,819

Mining - 1.45%
Anglo American PLC, ADR	2,379	81,552

Paper - 0.14%
Smurfit-Stone Container Corp. *	1,132	7,618

Petroleum Services - 3.22%
ENSCO International, Inc.	517	37,136
Petro-Canada	2,485	143,434
		180,570
Pharmaceuticals - 2.89%
Abbott Laboratories	252	14,200
American Oriental Bioengineering, Inc. *	1,629	19,385
Eli Lilly & Company	571	27,488
Pfizer, Inc.	5,215	100,963
		162,036
Real Estate - 0.56%
First Industrial Realty Trust, Inc., REIT	504	15,790
Hospitality Properties Trust, REIT	500	15,500
		31,290
Retail Trade - 2.33%
CVS Caremark Corp.	330	14,121
NBTY, Inc. *	770	25,148
Ross Stores, Inc.	1,168	42,772
The Gap, Inc.	928	16,936
The TJX Companies, Inc.	993	31,836
		130,813
Sanitary Services - 2.59%
Allied Waste Industries, Inc. *	2,904	39,117

Optimized All Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Sanitary Services (continued)
Stericycle, Inc. *	1,820	$106,106
		145,223
Semiconductors - 1.62%
Microchip Technology, Inc.	1,687	62,149
PMC-Sierra, Inc. *	3,411	29,028
		91,177
Software - 4.38%
Adobe Systems, Inc. *	432	19,034
ANSYS, Inc. *	240	11,352
Bottomline Technologies, Inc. *	208	2,069
Compuware Corp. *	952	9,701
FARO Technologies, Inc. *	486	13,934
Microsoft Corp.	1,015	28,745
Novell, Inc. *	9,196	65,108
Nuance Communications, Inc. *	3,450	68,034
Oracle Corp. *	1,010	23,068
Progress Software Corp. *	161	5,013
		246,058
Steel - 0.26%
Gerdau Ameristeel Corp.	803	14,382

Telecommunications Equipment &
Services - 0.39%
Tele Norte Leste Participacoes SA, ADR	853	22,076

Telephone - 3.60%
AT&T, Inc.	3,736	149,066
Harris Corp.	810	53,282
		202,348
Transportation - 1.88%
DryShips, Inc.	556	52,153
Genco Shipping & Trading, Ltd. (a)	763	53,593
		105,746

TOTAL COMMON STOCKS (Cost $5,346,725)		$5,560,396

SHORT TERM INVESTMENTS - 2.22%
John Hancock Cash
Investment Trust, 2.5216% (c)(h)	$124,563	$124,563
TOTAL SHORT TERM INVESTMENTS
(Cost $124,563)		$124,563
Total Investments (Optimized All Cap Fund)
(Cost $5,471,288) - 101.26%		$5,684,959
Liabilities in Excess of Other Assets - (1.26)%		(70,730)
TOTAL NET ASSETS - 100.00%		$5,614,229

Real Estate Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.04%

Hotels & Restaurants - 3.50%
Marriott International, Inc., Class A	157,600	$5,186,616

The accompanying notes are an integral part of the financial statements.
171

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hotels & Restaurants (continued)
Starwood Hotels & Resorts Worldwide, Inc.	87,000	$4,210,800
		9,397,416
Leisure Time - 0.94%
Gaylord Entertainment Company *	89,100	2,531,331

Paper - 1.36%
Plum Creek Timber Company, Inc.	78,600	3,666,690

Real Estate - 90.24%
Alexandria Real Estate Equities, Inc., REIT	30,800	3,212,440
AMB Property Corp., REIT	170,530	10,051,038
Avalon Bay Communities, Inc., REIT	82,390	8,337,868
Boston Properties, Inc., REIT	83,650	8,175,951
BRE Properties, Inc., Class A, REIT	159,340	7,721,616
Brookfield Properties Corp. (a)	327,100	6,577,981
Camden Property Trust, REIT	161,700	7,965,342
CBL & Associates Properties, Inc., REIT	244,000	6,419,640
Cousins Properties, Inc., REIT (a)	146,500	3,877,855
DCT Industrial Trust, Inc., REIT	586,100	5,714,475
Douglas Emmett, Inc., REIT	177,300	4,343,850
Duke Realty Corp., REIT	218,910	5,621,609
EastGroup Properties, Inc., REIT	120,900	5,746,377
Equity One, Inc., REIT (a)	251,500	5,837,315
Equity Residential, REIT	240,450	10,168,630
Essex Property Trust, Inc., REIT	78,600	9,390,342
Federal Realty Investment Trust, REIT	62,580	5,045,200
General Growth Properties, Inc., REIT	168,060	6,984,574
Highwoods Properties, Inc., REIT	96,300	3,466,800
Host Hotels & Resorts, Inc., REIT	236,950	4,073,170
Kilroy Realty Corp., REIT	125,900	6,864,068
Kimco Realty Corp., REIT	241,400	9,499,090
LaSalle Hotel Properties, REIT	164,020	5,383,136
Mack-California Realty Corp., REIT	122,510	4,733,786
Post Properties, Inc., REIT (a)	98,400	3,494,184
ProLogis, REIT	148,870	9,219,519
Public Storage, Inc., REIT	64,400	5,675,572
Regency Centers Corp., REIT	140,250	9,325,223
Simon Property Group, Inc., REIT	186,480	18,528,653
SL Green Realty Corp., REIT (a)	73,470	7,324,959
The Macerich Company, REIT	162,720	11,639,362
The St. Joe Company, REIT (a)	98,400	3,776,592
Vornado Realty Trust, REIT	131,600	12,861,268
Weingarten Realty Investors, REIT (a)	165,100	5,695,950
		242,753,435

TOTAL COMMON STOCKS (Cost $266,926,794)		$258,348,872

CORPORATE BONDS - 1.48%

Real Estate - 1.48%
General Growth Properties, Inc.
3.98% due 04/15/2027 (g)	4,875,000	3,991,587
TOTAL CORPORATE BONDS (Cost $3,816,904)		$3,991,587

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 1.11%

Real Estate - 1.11%
Kilroy Realty LP
3.25% due 04/15/2012 (g)	$3,488,000	$2,980,283
TOTAL CONVERTIBLE BONDS (Cost $3,341,067)		$2,980,283

SHORT TERM INVESTMENTS - 10.25%
John Hancock Cash
Investment Trust, 2.5216% (c)(h)	$27,564,154	$27,564,154
TOTAL SHORT TERM INVESTMENTS
(Cost $27,564,154)		$27,564,154

REPURCHASE AGREEMENTS - 1.67%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.83% to be repurchased at
$4,498,686 on 06/02/2008,
collateralized by $4,655,000
Federal Home Loan Bank, 5.648%
due 11/27/2037 (valued at
$4,590,994, including interest)	$4,498,000	$4,498,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,498,000)		$4,498,000
Total Investments (Real Estate Equity Fund)
(Cost $306,146,919) - 110.55%		$297,382,896
Liabilities in Excess of Other Assets - (10.55)%		(28,368,474)
TOTAL NET ASSETS - 100.00%		$269,014,422

Real Estate Securities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.91%

Hotels & Restaurants - 0.57%
Starwood Hotels & Resorts Worldwide, Inc.	14,482	$700,929

Real Estate - 98.34%
American Campus Communities, Inc., REIT	37,500	1,140,750
Avalon Bay Communities, Inc., REIT	71,624	7,248,349
BioMed Realty Trust, Inc., REIT	123,330	3,241,112
Boston Properties, Inc., REIT	59,950	5,859,513
BRE Properties, Inc., Class A, REIT	65,180	3,158,623
Camden Property Trust, REIT	32,850	1,618,191
Digital Realty Trust, Inc., REIT (a)	71,968	3,044,246
Douglas Emmett, Inc., REIT	35,700	874,650
Entertainment Properties Trust, REIT	21,293	1,172,180
Equity Lifestyle Properties, Inc., REIT	41,111	2,042,806
Equity Residential, REIT	154,410	6,529,999
Extra Space Storage, Inc., REIT	48,500	807,525
Federal Realty Investment Trust, REIT	55,996	4,514,398
General Growth Properties, Inc., REIT	194,629	8,088,781
HCP, Inc., REIT	36,925	1,265,050
Host Hotels & Resorts, Inc., REIT	256,550	4,410,094
Kite Realty Group Trust, REIT	91,385	1,270,252
LaSalle Hotel Properties, REIT	19,500	639,990
Liberty Property Trust, REIT	45,950	1,631,225
LTC Properties, Inc., REIT	46,531	1,293,562

The accompanying notes are an integral part of the financial statements.
172

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Estate Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
Medical Properties Trust, Inc., REIT	52,300	$638,583
Nationwide Health Properties, Inc., REIT (a)	114,839	3,919,455
Post Properties, Inc., REIT	65,575	2,328,568
ProLogis, REIT	164,142	10,165,314
Public Storage, Inc., REIT	69,880	6,158,524
Regency Centers Corp., REIT	69,520	4,622,385
Saul Centers, Inc., REIT	17,600	887,392
Senior Housing Properties Trust, REIT	83,240	1,848,760
Simon Property Group, Inc., REIT	118,743	11,798,304
Tanger Factory Outlet Centers, Inc., REIT (a)	54,750	2,093,640
Taubman Centers, Inc., REIT (a)	47,600	2,558,500
The Macerich Company, REIT	27,824	1,990,251
Ventas, Inc., REIT	90,759	4,325,574
Vornado Realty Trust, REIT	85,012	8,308,223
		121,494,769

TOTAL COMMON STOCKS (Cost $106,701,338)		$122,195,698

SHORT TERM INVESTMENTS - 7.64%
John Hancock Cash
Investment Trust, 2.5216% (c)(h)	$9,437,579	$9,437,579
TOTAL SHORT TERM INVESTMENTS
(Cost $9,437,579)		$9,437,579

REPURCHASE AGREEMENTS - 0.33%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.83% to be repurchased at
$403,061 on 06/02/2008,
collateralized by $410,000 Federal
National Mortgage Association,
4.25% due 04/24/2013 (valued at
$415,638, including interest)	$403,000	$403,000
TOTAL REPURCHASE AGREEMENTS
(Cost $403,000)		$403,000
Total Investments (Real Estate Securities Fund)
(Cost $116,541,917) - 106.88%		$132,036,277
Liabilities in Excess of Other Assets - (6.88)%		(8,498,104)
TOTAL NET ASSETS - 100.00%		$123,538,173

Real Return Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 97.08%

Treasury Inflation Protected
Securities (d) - 97.08%
0.875% TBA **	$58,818,592	$59,475,713
1.625% due 01/15/2018	3,277	3,302
1.75% due 01/15/2028	1,833,624	1,727,619
1.875% TBA **	44,581,544	46,239,442
1.875% due 07/15/2013	104,343,110	108,875,566
2.00% due 04/15/2012 to 01/15/2026	212,177,551	218,228,344
2.375% TBA **	90,984,565	94,638,141
2.375% due 04/15/2011 to 01/15/2027	58,749,142	61,968,665

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)

Treasury Inflation Protected
Securities (d) (continued)
2.625% due 07/15/2017		$73,533,280	$80,587,916
3.00% due 07/15/2012		30,298,887	32,942,950
3.50% due 01/15/2011		67,188,756	72,752,791
3.625% due 04/15/2028		6,737,049	8,335,522
3.875% due 01/15/2009 to 04/15/2029		86,698,184	111,537,562
			897,313,533
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $903,471,268)			$897,313,533

U.S. GOVERNMENT AGENCY OBLIGATIONS - 50.85%

Federal Home Loan Mortgage Corp. - 12.64%
4.50% due 05/15/2017		194,030	193,352
5.50% due 07/01/2037 to 02/01/2038		70,710,553	70,285,186
6.00% TBA **		45,700,000	46,403,351
			116,881,889

Federal National Mortgage
Association - 37.84%
5.276% due 10/01/2044 (b)		107,012	106,879
5.50% due 03/01/2034 to 01/01/2038		161,835,272	160,838,157
5.50% TBA **		95,100,000	95,924,156
6.00% due 09/01/2035 to 05/01/2038		47,244,501	47,975,969
6.00% TBA **		3,800,000	3,854,625
6.50% due 06/01/2035 to 09/01/2037		39,727,968	41,026,830
			349,726,616

Small Business Administration - 0.37%
4.504% due 02/10/2014		1,050,487	1,011,455
4.88% due 11/01/2024		2,470,505	2,411,439
			3,422,894

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $467,128,533)			$470,031,399

FOREIGN GOVERNMENT OBLIGATIONS - 3.00%

Canada - 0.06%
Government of Canada
3.00% due 12/01/2036	CAD	437,216	582,471

Japan - 2.31%
Government of Japan
0.80% due 12/10/2015	JPY	524,160,000	4,827,921
1.10% due 12/10/2016		882,640,000	8,238,643
1.20% due 06/10/2017		788,580,000	7,375,639
1.20% due 12/10/2017		100,400,000	943,037
			21,385,240

Russia - 0.16%
Government of Russia
7.50% due 03/31/2030		$1,280,500	1,457,977

United Kingdom - 0.47%
Government of United Kingdom
2.4725% due 05/20/2009 (b)	GBP	800,000	4,289,172
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $25,897,850)			$27,714,860

The accompanying notes are an integral part of the financial statements.
173

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS - 20.14%

Advertising - 0.14%
Omnicom Group, Inc.
5.90% due 04/15/2016		$1,250,000	$1,249,849

Banking - 4.46%
Barclays Bank PLC
5.45% due 09/12/2012		6,100,000	6,203,218
6.05% due 12/04/2017 (g)		5,200,000	5,080,696
7.434% due 09/29/2049 (b)(g)		600,000	585,505
7.70% due 12/31/2049 (b)(g)		200,000	205,498
HBOS PLC
6.75% due 05/21/2018 (g)		1,000,000	975,472
National Australia Bank, Ltd.
3.2075% due 02/08/2010 (b)(g)		7,600,000	7,600,946
Royal Bank of Scotland Group PLC
7.0916% due 10/29/2049	EUR	400,000	574,065
Santander Perpetual SA Unipersonal
6.671% due 10/29/2049 (b)(g)		$2,500,000	2,444,593
UBS AG/Stamford Branch, MTN
5.75% due 04/25/2018		3,300,000	3,214,451
UBS AG/Stamford Branch, Series DPNT
5.875% due 12/20/2017		900,000	895,181
Unicredit Luxembourg Finance SA
2.97% due 10/24/2008 (b)(g)		1,100,000	1,099,329
Unicredito Italiano/New York NY, Series YCD
3.105% due 05/18/2009 (b)		11,000,000	10,988,725
Wachovia Bank NA, BKNT
2.7144% due 12/02/2010 (b)		1,400,000	1,335,113
			41,202,792

Electrical Utilities - 0.07%
Public Service Electric & Gas Company, MTN
5.30% due 05/01/2018		700,000	686,918

Financial Services - 11.89%
Abbey National Treasury Services PLC, Series YCD
2.4094% due 07/02/2008 (b)		6,300,000	6,294,084
Allstate Life Global Funding II, MTN
3.3275% due 05/21/2010 (b)		6,700,000	6,699,893
Allstate Life Global Funding Trusts, MTN
5.375% due 04/30/2013		2,500,000	2,502,170
American Express Bank FSB
5.50% due 04/16/2013		900,000	888,930
American Express Bank FSB, BKNT
6.00% due 09/13/2017		2,200,000	2,128,854
American Express Centurion Bank, BKNT
6.00% due 09/13/2017		2,200,000	2,128,854
American Express Company
7.00% due 03/19/2018		1,560,000	1,633,116
8.15% due 03/19/2038		450,000	513,456
Bear Stearns Companies, Inc.
6.95% due 08/10/2012		2,400,000	2,505,142
7.25% due 02/01/2018		1,000,000	1,063,817
Berkshire Hathaway Finance Corp.
5.40% due 05/15/2018 (g)		7,800,000	7,782,629
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)(g)		400,000	367,988
Capital One Financial Corp.
6.75% due 09/15/2017		1,000,000	1,002,190
Citigroup Capital XXI
8.30% due 12/21/2057 (b)		1,100,000	1,100,282

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Citigroup Funding, Inc., MTN
3.82% due 05/07/2010 (b)		$600,000	$599,048
Citigroup, Inc.
2.7013% due 12/28/2009 (b)		4,000,000	3,938,208
2.9394% due 01/30/2009 (b)		600,000	596,150
5.50% due 04/11/2013		1,300,000	1,294,641
6.125% due 05/15/2018		3,200,000	3,139,062
8.40% due 04/29/2049 (b)		2,800,000	2,775,612
Ford Motor Credit Company LLC
7.25% due 10/25/2011		6,350,000	5,671,109
7.80% due 06/01/2012		450,000	398,132
GATX Financial Corp.
5.80% due 03/01/2016		1,000,000	957,605
General Electric Capital Corp.
5.50% due 09/15/2067 (b)(g)	EUR	100,000	139,644
6.375% due 11/15/2067 (b)		$800,000	787,621
6.50% due 09/15/2067 (b)(g)	GBP	4,500,000	8,394,362
General Electric Capital Corp., MTN
2.9413% due 12/12/2008 (b)		$500,000	499,136
Goldman Sachs Group, Inc.
6.15% due 04/01/2018		1,200,000	1,187,234
6.75% due 10/01/2037		5,300,000	4,972,953
Green Valley, Ltd.
8.342% due 01/10/2011 (b)(g)	EUR	400,000	625,349
International Lease Finance Corp., MTN
6.625% due 11/15/2013		$600,000	586,850
Lehman Brothers Holdings, Inc.
7.00% due 09/27/2027		300,000	276,032
Lehman Brothers Holdings, Inc., MTN
6.20% due 09/26/2014		300,000	289,551
6.875% due 05/02/2018		1,200,000	1,164,559
Longpoint Re, Ltd.
8.05% due 05/08/2010 (b)(g)		800,000	802,297
Merna Reinsurance, Ltd., Series A
3.3463% due 07/07/2010 (b)		3,500,000	3,266,550
Merrill Lynch & Company, Inc.
6.40% due 08/28/2017		2,300,000	2,192,388
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018		5,000,000	4,901,485
Morgan Stanley, MTN
4.7781% due 05/14/2010 (b)		11,500,000	11,598,866
6.625% due 04/01/2018		1,900,000	1,870,170
Mystic Re, Ltd.
11.6494% due 12/05/2008 (b)(g)		500,000	492,400
12.6444% due 06/07/2011 (b)(g)		1,500,000	1,535,146
New York Life Global Funding
4.65% due 05/09/2013 (g)		1,800,000	1,776,200
Nuveen Investments, Inc.
10.50% due 11/15/2015 (g)		800,000	752,000
Pacific Life Global Funding
5.15% due 04/15/2013 (g)		600,000	591,571
Rabobank Nederland
2.7331% due 01/15/2009 (b)(g)		500,000	499,648
Residential Reinsurance 2005, Ltd., Series A
8.5256% due 06/06/2008 (b)(g)		600,000	600,000
Residential Reinsurance 2007, Ltd., Series CL1
10.3256% due 06/07/2010 (b)(g)		2,200,000	2,209,580
Vita Capita II, Ltd.
3.5975% due 01/01/2010 (b)(g)		300,000	293,280

The accompanying notes are an integral part of the financial statements.
174

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Vita Capital III, Ltd., Series B-II
3.8175% due 01/01/2012 (b)(g)	$500,000	$480,348
Wells Fargo & Company
4.375% due 01/31/2013	1,200,000	1,169,348
		109,935,540

Food & Beverages - 0.19%
Kraft Foods, Inc.
6.00% due 02/11/2013	900,000	912,723
6.125% due 02/01/2018	900,000	880,307
		1,793,030

Gas & Pipeline Utilities - 1.11%
NGPL PipeCo LLC
6.514% due 12/15/2012 (g)	10,000,000	10,219,660

Healthcare Services - 0.02%
UnitedHealth Group, Inc.
4.875% due 02/15/2013	200,000	191,755

Hotels & Restaurants - 0.21%
Yum! Brands, Inc.
6.25% due 03/15/2018	2,000,000	1,963,980

Insurance - 0.60%
American International Group, Inc.
8.175% due 05/15/2058 (b)(g)	1,500,000	1,438,980
American International Group, Inc., MTN
5.85% due 01/16/2018	2,800,000	2,701,266
Foundation Re II, Ltd.
9.445% due 11/26/2010 (b)(g)	600,000	604,672
Metropolitan Life Global Funding I
5.125% due 04/10/2013 (g)	800,000	792,237
		5,537,155

International Oil - 0.08%
Gaz Capital SA
7.343% due 04/11/2013 (g)	300,000	319,125
8.146% due 04/11/2018 (g)	400,000	434,000
		753,125

Publishing - 0.26%
Pearson Dollar Finance PLC
5.70% due 06/01/2014 (g)	2,500,000	2,432,500

Retail Trade - 0.65%
Black & Decker Corp.
4.75% due 11/01/2014	1,000,000	918,809
Federated Retail Holdings, Inc.
5.90% due 12/01/2016	1,000,000	886,439
Home Depot, Inc.
5.40% due 03/01/2016	1,250,000	1,176,581
Macys Retail Holdings, Inc.
7.45% due 07/15/2017	1,000,000	955,451
RPM International, Inc.
6.50% due 10/15/2009	1,000,000	1,004,457
Target Corp.
6.00% due 01/15/2018	1,000,000	1,013,773
		5,955,510

Software - 0.16%
Oracle Corp.
5.75% due 04/15/2018	1,500,000	1,490,942

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Telephone - 0.11%
Qwest Capital Funding, Inc.
7.00% due 08/03/2009	$1,000,000	998,750

Tobacco - 0.19%
Philip Morris International, Inc.
5.65% due 05/16/2018	1,800,000	1,761,138
TOTAL CORPORATE BONDS (Cost $188,490,756)		$186,172,644

MUNICIPAL BONDS - 1.05%

New Jersey - 0.07%
Tobacco Settlement Financing Corp., New Jersey
5.00% due 06/01/2041	900,000	692,136

New York - 0.10%
New York City Municipal Water Finance Authority,
Water & Sewer Revenue, Series A
5.00% due 06/15/2038	700,000	716,331
New York City Municipal Water Finance Authority,
Water & Sewer Revenue, Series D
4.75% due 06/15/2038	200,000	200,262
		916,593

Ohio - 0.08%
Buckeye Tobacco Settlement Financing Authority
6.00% due 06/01/2042	800,000	705,816

Texas - 0.70%
Dallas Texas Area Rapid Transit
5.00% due 12/01/2036	3,800,000	3,873,720
North Texas Municipal Water District,Texas
5.00% due 09/01/2035	2,540,000	2,580,970
		6,454,690

West Virginia - 0.10%
Tobacco Settlement Finance Authority of West
Virginia, Tobacco Settlement Funded
7.467% due 06/01/2047	1,000,000	919,740
TOTAL MUNICIPAL BONDS (Cost $10,022,808)		$9,688,975

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.50%
Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Class A4
5.414% due 09/10/2047	500,000	489,349
BCAP LLC Trust, Series 2006-AA2, Class A1
2.5625% due 01/25/2037 (b)	976,513	685,128
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-3, Class 3A2
4.4726% due 05/25/2033 (b)	310,500	292,590
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A1
4.125% due 03/25/2035 (b)	2,129,670	2,034,840
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A2
4.125% due 03/25/2035 (b)	1,043,615	998,144
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A1
4.55% due 08/25/2035 (b)	647,003	628,583
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A2
4.55% due 08/25/2035 (b)	1,037,802	985,643

The accompanying notes are an integral part of the financial statements.
175

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Structured Products, Inc., Series
2007-R7, Class A1
2.5925% due 01/25/2037 (b)(g)	$4,180,861	$4,139,052
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class 1A1
4.90% due 12/25/2035 (b)	112,971	107,382
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A1
4.7475% due 08/25/2035 (b)	776,356	738,232
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A2
4.2475% due 08/25/2035 (b)	745,258	703,750
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A3
4.0975% due 08/25/2035 (b)	158,100	148,832
Credit Suisse Mortgage Capital Certificates, Series
2007-C3, Class A4
5.7231% due 06/15/2039 (b)	750,000	736,093
Federal Home Loan Mortgage Corp., Series 2979,
Class MB
5.50% due 11/15/2018	2,554,219	2,593,057
Federal National Mortgage Association, Series
2007-114, Class A6
2.5925% due 10/27/2037 (b)	5,000,000	4,779,700
MASTR Alternative Loans Trust, Series 2006-2,
Class 2A1
2.7925% due 03/25/2036 (b)	1,189,172	954,188
Residential Accredit Loans, Inc., Series 2006-QO6,
Class A1
2.5725% due 06/25/2046 (b)	1,781,754	1,463,963
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2006-5, Class
3A6
6.27% due 07/25/2036	900,000	641,422
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $23,049,901)		$23,119,948

ASSET BACKED SECURITIES - 1.87%
BA Credit Card Trust, Series 2008-A5, Class A5
4.095% due 12/16/2013 (b)	7,700,000	7,803,114
Bravo Mortgage Asset Trust, Series 2006-1A,
Class A1
2.5225% due 07/25/2036 (b)(g)	365,698	359,185
Citigroup Mortgage Loan Trust Inc, Series
2007-OPX1, Class A5A
5.764% due 01/25/2037	900,000	680,062
Ford Credit Auto Owner Trust, Series 2008-C,
Class A2B
3.33% due 01/15/2011 (b)	8,300,000	8,292,223
Lehman XS Trust, Series 2006-10N, Class 1A1A
2.4725% due 07/25/2046 (b)	170,521	166,475
TOTAL ASSET BACKED SECURITIES
(Cost $17,181,933)		$17,301,059

PREFERRED STOCKS - 0.43%

Banking - 0.43%
Bank of America Corp., 8.00%	1,200,000	1,189,098
Bank of America Corp., Series L, 7.25%	1,000	1,017,000
Wachovia Corp., 7.98%	1,300,000	1,261,286

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)

Banking (continued)
Wachovia Corp., Series L, 7.50%	500	$529,590
		3,996,974

TOTAL PREFERRED STOCKS (Cost $4,000,000)		$3,996,974

TERM LOANS - 0.95%

Financial Services - 0.47%
DaimlerChrysler Financial Company
8.90% due 08/03/2012 (b)	4,776,000	4,286,460

Medical-Hospitals - 0.38%
HCA, Inc., Tranche B
7.60% due 11/01/2013 (b)	3,752,500	3,528,701

Paper - 0.10%
Georgia Pacific Corp.
7.11% due 12/20/2012 (b)	977,500	922,760
TOTAL TERM LOANS (Cost $9,267,200)		$8,737,921

OPTIONS - 0.24%

Call Options - 0.10%
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 10 yrs. Futures
Expiration 08/22/2008 at $135.00	207,000	3,234
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 2 yrs. Futures
Expiration 08/22/2008 at $111.00	994,000	7,766
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 5 yrs. Futures
Expiration 08/22/2008 at $126.00	437,000	3,414
Over The Counter European Style Call on
USD-LIBOR Rate Swaption
Expiration 08/03/2009 at $3.45	500,000	2,227
Expiration 08/03/2009 at $3.45	3,300,000	14,696
Expiration 02/02/2009 at $3.50	26,800,000	132,044
Expiration 08/03/2009 at $3.85	2,400,000	16,315
Over The Counter European Style Purchase Call
on the USD vs. JPY
Expiration 12/01/2008 at $111.00	3,000,000	19,677
Expiration 06/23/2008 at $118.15	8,800,000	2,798
Over The Counter European Style Purchase Call
Option on the EUR vs. USD
Expiration 07/08/2010 at $1.392	4,900,000	707,690
		909,861

Put Options - 0.14%
Chicago Board of Trade American Purchase Put on
U.S. Treasury Note 10 yrs. Futures
Expiration 08/22/2008 at $92.00	406,000	6,344
Over The Counter European Style Purchase Put on
FG TBA, 6.00%
Expiration 08/06/2008 at $89.50	45,700,000	0
Over The Counter European Style Purchase Put on
the USD vs. JPY
Expiration 06/23/2008 at $118.15	8,800,000	1,065,346
Over The Counter European Style Purchase Put on
United States Treasury Inflation Index, 1.875%
Expiration 06/27/2008 at $97.00	30,000,000	0

The accompanying notes are an integral part of the financial statements.
176

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS (continued)

Put Options (continued)
Over The Counter European Style Purchase Put on
United States Treasury Inflation Index, 2.00%
Expiration 06/06/2008 at $86.00	60,000,000	$1
Expiration 06/09/2008 at $98.00	100,000,000	1
Over The Counter European Style Purchase Put on
United States Treasury Inflation Index, 2.375%
Expiration 06/09/2008 at $92.00	90,000,000	1
Over The Counter European Style Purchase Put on
United States Treasury Inflation Index, 3.50%
Expiration 06/24/2008 at $104.50	25,000,000	0
Expiration 06/27/2008 at $104.50	42,000,000	0
Over The Counter European Style Purchase Put on
United States Treasury Inflation Index, 3.875%
Expiration 07/07/2008 at $118.00	80,000,000	1
Over The Counter European Style Purchase Put
Option on the EUR vs. USD
Expiration 07/08/2010 at $1.392	4,900,000	189,070
		1,260,764

TOTAL OPTIONS (Cost $1,469,818)		$2,170,625

REPURCHASE AGREEMENTS - 1.83%
Credit Suisse First Boston Tri-Party
Repurchase Agreement dated
05/30/2008 at 2.15% to be
repurchased at $10,201,828 on
06/02/2008, collateralized by
$9,153,000 U.S. Treasury Notes,
0.875% due 04/15/2010 (valued at
$10,450,833, including interest)	$10,200,000	$10,200,000
Repurchase Agreement with State Street
Corp. dated 05/30/2008 at 1.83% to be
repurchased at $6,706,023 on 06/02/2008,
collateralized by $6,650,000 Federal Home
Loan Bank, 4.50% due 10/09/2009 (valued
at $6,841,188, including interest)	6,705,000	6,705,000
TOTAL REPURCHASE AGREEMENTS
(Cost $16,905,000)		$16,905,000

SHORT TERM INVESTMENTS - 14.32%
Bank of America Corp.
2.50% due 07/15/2008	$25,500,000	25,422,083
Bank of Scotland PLC
2.60% due 07/14/2008	34,700,000	34,592,237
Danske Corp.
2.44% due 06/13/2008	22,450,000	22,431,741
UBS Finance Delware
2.57% due 07/14/2008	23,500,000	23,427,862
Unicredito Italiano Bank Ireland
2.83% due 06/16/2008	25,050,000	25,020,462
United States Treasury Bills
zero coupon due 06/26/2008 to
08/28/2008	1,500,000	1,495,797
TOTAL SHORT TERM INVESTMENTS
(Cost $132,390,182)		$132,390,182
Total Investments (Real Return Bond Fund)
(Cost $1,799,275,249) - 194.26%		$1,795,543,120
Liabilities in Excess of Other Assets - (94.26)%		(871,265,292)
TOTAL NET ASSETS - 100.00%		$924,277,828

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

FEDERAL HOME LOAN MORTGAGE CORP. - 3.23%
Federal Home Loan Mortgage Corp.
5.50%, due 12/01/2099 (b)	$14,000,000	$13,902,657
TOTAL FEDERAL HOME LOAN MORTGAGE
CORP. (Proceeds $14,078,750)		$13,902,657

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 63.25%
Federal National Mortgage Association
5.50%, TBA **	272,890,000	$272,436,209
TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Proceeds $273,722,293)		$272,436,209

TREASURY INFLATION PROTECTED
SECURITIES (D) - 7.70%
U.S. Treasury
2.50%, due 07/15/2016	9,039,920	$9,789,951
1.625%, due 01/15/2018	23,196,570	$23,370,544
TOTAL TREASURY INFLATION
PROTECTED SECURITIES
(D) (Proceeds $33,557,866)		$33,160,495

U.S. TREASURY BONDS - 0.84%
U.S. Treasury Bonds
4.75%, due 02/15/2037	3,600,000	$3,625,312
TOTAL U.S. TREASURY
BONDS (Proceeds $3,705,248)		3,625,312

U.S. TREASURY NOTES - 24.98%
U.S. Treasury Notes
2.125%, due 04/30/2010	19,700,000	$19,539,937
4.875%, due 05/31/2011	14,300,000	$15,101,029
4.125%, due 08/31/2012	6,100,000	$6,306,827
3.625%, due 12/31/2012	1,830,000	$1,852,732
2.50%, due 03/31/2013	5,200,000	$4,996,061
3.125%, due 04/30/2013	600,000	$592,500
4.25%, due 08/15/2014	2,000,000	$2,073,282
4.75%, due 08/15/2017	9,900,000	$10,426,710
4.25%, due 11/15/2017	10,240,000	$10,388,797
3.50%, due 02/15/2018	36,250,000	$34,661,235
3.875%, due 05/15/2018	1,700,000	$1,676,360
TOTAL U.S. TREASURY
NOTES (Proceeds $108,824,693)		$107,615,470
Total Securities Sold Short (Real Return Bond Fund)
(Proceeds $433,888,850)		430,740,143

Small Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.11%

Advertising - 3.51%
inVentiv Health, Inc. *	151,600	$4,957,320

The accompanying notes are an integral part of the financial statements.
177

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Air Travel - 1.54%
Allegiant Travel Company *	104,100	$2,175,690

Apparel & Textiles - 3.96%
G-III Apparel Group, Ltd. *	242,700	4,026,393
Under Armour, Inc., Class A * (a)	43,800	1,568,040
		5,594,433
Auto Parts - 2.11%
Fuel Systems Solutions, Inc. *	107,100	2,985,948

Banking - 3.40%
SVB Financial Group *	93,700	4,802,125

Business Services - 4.26%
Kendle International, Inc. * (a)	95,500	3,608,945
Kenexa Corp. *	119,300	2,402,702
		6,011,647
Chemicals - 4.52%
Arch Chemicals, Inc.	83,800	3,186,914
ICO, Inc. *	189,100	1,331,264
Penford Corp.	85,400	1,860,866
		6,379,044
Commercial Services - 0.95%
Team, Inc. *	42,100	1,348,884

Computer Services - 0.29%
3PAR, Inc. *	48,815	415,416

Computers & Business Equipment - 2.79%
Radiant Systems, Inc. *	264,300	3,583,908
Synaptics, Inc. * (a)	8,300	354,991
		3,938,899
Cosmetics & Toiletries - 2.32%
Intermediate Parfums, Inc.	129,900	3,269,583

Crude Petroleum & Natural Gas - 3.93%
Goodrich Petroleum Corp. * (a)	130,400	5,555,040

Drugs & Health Care - 1.12%
Abaxis, Inc. *	54,000	1,587,060

Electronics - 4.47%
Daktronics, Inc. (a)	72,000	1,453,680
IPG Photonics Corp. *	242,200	4,865,798
		6,319,478
Energy - 0.74%
PowerSecure International, Inc. * (a)	103,400	1,042,272

Financial Services - 2.76%
FBR Capital Markets Corp. *	155,800	799,254
SWS Group, Inc.	167,400	3,093,552
		3,892,806
Healthcare Products - 9.47%
Cantel Medical Corp. *	203,800	2,180,660
Inverness Medical Innovations, Inc. * (a)	111,600	4,080,096
SurModics, Inc. * (a)	50,700	2,273,388
Symmetry Medical, Inc. *	326,400	4,833,984
		13,368,128
Healthcare Services - 2.77%
Air Methods Corp. *	101,400	3,907,956

Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hotels & Restaurants - 0.06%
McCormick & Schmick's Seafood
Restaurants, Inc. *	8,202	$78,083

Industrial Machinery - 6.77%
Chart Industries, Inc. *	131,700	5,516,913
Flow International Corp. *	398,300	4,046,728
		9,563,641
Insurance - 6.22%
First Mercury Financial Corp. *	190,200	3,358,932
National Interstate Corp.	112,200	2,576,112
Philadelphia Consolidated Holding Corp. *	76,400	2,845,900
		8,780,944
Internet Content - 2.08%
TheStreet.com, Inc.	380,200	2,935,144

Investment Companies - 5.18%
iShares Russell 2000 Index Fund (a)	83,883	6,252,639
iShares S&P SmallCap 600 Index Fund	16,200	1,057,050
		7,309,689
Leisure Time - 2.35%
Gaylord Entertainment Company *	116,600	3,312,606

Metal & Metal Products - 1.27%
Dynamic Materials Corp.	41,400	1,795,932

Pollution Control - 0.94%
CECO Environmental Corp. * (a)	209,700	1,331,595

Retail Trade - 5.84%
Citi Trends, Inc. * (a)	160,200	3,556,440
Gaiam, Inc., Class A * (a)	153,600	2,382,336
Tractor Supply Company * (a)	67,500	2,306,475
		8,245,251
Semiconductors - 0.35%
Techwell, Inc. *	37,579	496,794

Software - 5.61%
ACI Worldwide, Inc. *	80,300	1,398,023
Deltek, Inc. *	197,400	1,981,896
DivX, Inc. * (a)	185,000	1,811,150
Double-Take Software, Inc. *	8,900	116,056
Secure Computing Corp. *	491,400	2,619,162
		7,926,287
Toys, Amusements & Sporting Goods - 0.47%
Russ Berrie & Company, Inc. *	54,600	660,114

Transportation - 0.06%
Dynamex, Inc. *	3,197	80,149
TOTAL COMMON STOCKS (Cost $121,660,840)		$130,067,958

SHORT TERM INVESTMENTS - 22.64%
John Hancock Cash
Investment Trust, 2.5216% (c)(h)	$31,967,684	$31,967,684
TOTAL SHORT TERM INVESTMENTS
(Cost $31,967,684)		$31,967,684

The accompanying notes are an integral part of the financial statements.
178

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 7.72%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.83% to be repurchased at
$10,907,663 on 06/02/2008,
collateralized by $10,950,000
Federal Home Loan Bank, 5.25%
due 10/15/2012 (valued at
$11,127,938, including interest)	$10,906,000	$10,906,000
TOTAL REPURCHASE AGREEMENTS
(Cost $10,906,000)		$10,906,000
Total Investments (Small Cap Fund)
(Cost $164,534,524) - 122.47%		$172,941,642
Liabilities in Excess of Other Assets - (22.47)%		(31,728,956)
TOTAL NET ASSETS - 100.00%		$141,212,686

Small Cap Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 85.35%

Advertising - 0.26%
Greenfield Online, Inc. *	2,000	$25,480
inVentiv Health, Inc. *	2,727	89,173
Marchex, Inc., Class B (a)	2,502	33,077
ValueClick, Inc. *	8,739	175,741
		323,471
Aerospace - 1.13%
AAR Corp. *	3,293	63,489
Aerovironment, Inc. *	774	20,573
Argon ST, Inc. *	1,270	30,658
Curtiss-Wright Corp.	3,910	201,404
Esterline Technologies Corp. *	2,561	158,603
GenCorp, Inc. *	5,234	43,547
HEICO Corp. (a)	2,253	114,295
Innovative Solutions & Support, Inc. * (a)	1,256	9,721
Integral Systems, Inc.	812	32,147
Moog, Inc., Class A *	1,316	59,667
MTC Technologies, Inc. *	849	20,232
Orbital Sciences Corp., Class A *	5,236	135,927
Teledyne Technologies, Inc. *	3,083	171,661
TransDigm Group, Inc. *	912	39,763
Triumph Group, Inc. (a)	1,449	90,113
Woodward Governor Company	5,273	212,344
		1,404,144
Agriculture - 0.17%
Alico, Inc.	343	13,696
Andersons, Inc.	1,357	57,482
Cadiz, Inc. * (a)	1,126	18,906
Fresh Del Monte Produce, Inc. *	2,694	79,581
Maui Land & Pineapple, Inc. *	226	6,527
Tejon Ranch Company * (a)	1,002	39,990
		216,182
Air Freight - 0.01%
ExpressJet Holdings, Inc. * (a)	5,259	10,676

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Air Travel - 0.23%
Airtran Holdings, Inc. * (a)	8,324	$24,972
Alaska Air Group, Inc. *	3,332	65,074
Allegiant Travel Company *	512	10,701
JetBlue Airways Corp. * (a)	15,802	62,734
Pinnacle Airline Corp. * (a)	1,610	10,481
Republic Airways Holdings, Inc. *	2,810	34,226
SkyWest, Inc.	5,342	82,587
		290,775
Aluminum - 0.21%
Century Aluminum Company *	2,559	186,807
Superior Essex, Inc. *	1,779	77,386
		264,193
Amusement & Theme Parks - 0.02%
Great Wolf Resorts, Inc. *	2,906	20,197

Apparel & Textiles - 1.44%
Bebe Stores, Inc.	2,263	25,866
Brown Shoe, Inc.	3,816	64,452
Carter's, Inc. *	5,133	76,482
Cherokee, Inc. (a)	686	18,680
Columbia Sportswear Company (a)	1,216	53,285
Deckers Outdoor Corp. *	1,117	152,716
G & K Services, Class A	1,742	60,953
G-III Apparel Group, Ltd. *	1,149	19,062
Iconix Brand Group, Inc. * (a)	4,447	64,481
Interface, Inc., Class A	4,817	68,209
Jos. A. Bank Clothiers, Inc. * (a)	1,578	42,922
K-Swiss, Inc., Class A	2,341	37,503
Lululemon Athletica, Inc. *	1,119	35,797
Maidenform Brands, Inc. *	2,040	30,682
Movado Group, Inc.	1,509	33,500
Oxford Industries, Inc.	1,209	33,054
Perry Ellis International, Inc. *	1,012	27,587
Quiksilver, Inc. *	10,977	93,744
Skechers U.S.A., Inc., Class A *	1,791	43,073
Stage Stores, Inc.	3,376	45,610
Steven Madden, Ltd. *	1,789	36,657
The Gymboree Corp. *	2,464	113,689
The Warnaco Group, Inc. *	4,012	193,338
Timberland Company, Class A *	4,168	76,733
True Religion Apparel, Inc. * (a)	1,228	31,044
Under Armour, Inc., Class A * (a)	2,154	77,113
Unifirst Corp.	1,241	59,568
Volcom, Inc. *	1,313	33,258
Weyco Group, Inc. (a)	354	10,184
Wolverine World Wide, Inc.	4,316	123,912
		1,783,154
Auto Parts - 1.04%
Accuride Corp. *	2,116	16,399
Aftermarket Technology Corp. *	1,917	42,922
American Axle & Manufacturing Holdings, Inc.	3,900	72,501
Amerigon, Inc. *	1,922	23,871
ArvinMeritor, Inc.	6,238	93,383
Commercial Vehicle Group, Inc. *	1,944	27,099
CSK Auto Corp. *	3,890	44,852
Exide Technologies *	6,538	107,812

The accompanying notes are an integral part of the financial statements.
179

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Auto Parts (continued)
Federal Signal Corp.	4,257	$57,384
Hayes Lemmerz International, Inc. *	9,249	36,256
Lear Corp. *	6,710	172,782
LKQ Corp. *	9,823	217,678
Miller Industries, Inc. *	916	10,250
Modine Manufacturing Company	2,867	45,127
Noble International, Ltd.	1,190	6,771
Pep Boys - Manny, Moe & Jack	3,582	32,166
Standard Motor Products, Inc.	1,404	11,934
Superior Industries International, Inc. (a)	1,986	40,832
Tenneco, Inc. *	4,034	96,735
Titan International, Inc.	2,113	83,527
Visteon Corp. *	11,723	47,361
		1,287,642
Auto Services - 0.09%
Dollar Thrifty Automotive Group, Inc. *	1,924	26,936
Lithia Motors, Inc., Class A (a)	1,408	9,617
Midas, Inc. *	1,235	19,785
Monro Muffler Brake, Inc.	1,438	26,646
RSC Holdings, Inc. * (a)	1,907	22,464
		105,448
Automobiles - 0.12%
Asbury Automotive Group, Inc.	2,251	37,074
Group 1 Automotive, Inc. (a)	1,952	50,830
Monaco Coach Corp.	2,784	12,751
Rush Enterprises, Inc., Class A *	2,902	46,954
		147,609
Banking - 5.10%
1st Source Corp.	1,266	27,649
Abington Bancorp, Inc.	1,044	10,471
AMCORE Financial, Inc.	2,102	20,596
Americanwest BanCorp.	1,799	6,027
Ameris Bancorp	1,225	17,003
Anchor BanCorp Wisconsin, Inc.	1,788	25,086
BancFirst Corp.	712	30,922
Banco Latinoamericano de
Exportaciones, S.A.	2,405	43,603
Bancorp, Inc. *	1,076	11,459
Bank Mutual Corp.	4,354	48,286
Bank of the Ozarks, Inc.	1,085	26,441
BankAtlantic Bancorp, Inc., Class A	4,184	7,364
BankFinancial Corp.	1,939	28,872
BankUnited Financial Corp., Class A (a)	3,214	10,124
Banner Corp.	1,420	25,830
Beneficial Mutual Bancorp, Inc. *	3,295	38,024
Berkshire Hill Bancorp, Inc.	951	24,070
Boston Private Financial Holdings, Inc. (a)	3,309	27,895
Brookline Bancorp, Inc.	5,157	51,828
Capital City Bank Group, Inc. (a)	1,083	28,981
Capitol Bancorp, Ltd. (a)	1,310	20,279
Cascade Bancorp (a)	2,092	18,347
Cathay General Bancorp, Inc. (a)	4,515	69,441
Center Financial Corp.	945	8,845
Central Pacific Financial Corp. (a)	2,528	37,718
Chemical Financial Corp. (a)	2,229	54,388

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
Citizens Banking Corp.	6,759	$37,445
City Bank (a)	1,220	17,666
Clifton Savings Bancorp, Inc. (a)	1,124	11,454
CoBiz, Inc. (a)	1,736	18,367
Columbia Banking System, Inc.	1,610	43,035
Community Bancorp - NV *	971	7,758
Community Bank Systems, Inc.	2,650	63,944
Community Trust Bancorp, Inc.	1,350	41,364
Corus Bankshares, Inc. (a)	3,444	19,803
CVB Financial Corp.	5,892	62,455
Dime Community Bancorp, Inc.	2,168	39,414
Downey Financial Corp.	1,957	13,151
Enterprise Financial Services Corp. (a)	491	9,845
F.N.B. Corp. (a)	7,474	112,035
First BanCorp (PR) (a)	8,161	82,100
First Bancorp	1,086	18,256
First Busey Corp. (a)	2,350	42,817
First Charter Corp. (a)	3,090	95,110
First Commonwealth Financial Corp. (a)	6,497	72,896
First Community Bancshares, Inc.	900	30,591
First Financial BanCorp (a)	3,023	34,432
First Financial Bankshares, Inc. (a)	1,774	81,249
First Financial Corp. (a)	614	20,108
First Financial Holdings, Inc.	1,079	27,061
First Merchants Corp.	1,610	39,848
First Midwest BanCorp, Inc.(IL) (a)	4,365	113,927
First Niagara Financial Group, Inc.	9,229	130,775
First Place Financial Corp. (a)	1,517	19,311
First Regional Bancorp *	780	8,323
First South Bancorp, Inc. (a)	394	7,588
First State Bancorp	1,891	14,655
FirstFed Financial Corp. * (a)	1,200	17,688
FirstMerit Corp.	7,017	141,814
Flagstar Bancorp, Inc. (a)	4,041	19,195
Flushing Financial Corp.	1,898	37,239
Frontier Financial Corp. (a)	3,656	53,743
Glacier Bancorp, Inc. (a)	4,611	95,632
Great Southern Bancorp, Inc. (a)	917	10,591
Greene County Bancshares, Inc.	1,038	20,106
Greenhill & Company, Inc. (a)	1,557	93,809
Guaranty Bancorp *	4,857	29,093
Hancock Holding Company (a)	2,318	103,128
Hanmi Financial Corp.	3,606	23,078
Harleysville National Corp. (a)	2,817	38,199
Heartland Financial USA, Inc. (a)	1,172	27,425
Heritage Commerce Corp.	1,209	19,247
Home Bancshares, Inc.	1,114	25,622
Horizon Financial Corp.	1,115	12,064
IBERIABANK Corp.	1,035	54,586
Imperial Capital Bancorp, Inc.	509	5,100
Independent Bank Corp. (MI) (a)	2,097	12,603
Independent Bank Corp.(MA)	1,271	37,240
Integra Bank Corp.	1,892	27,188
International Bancshares Corp.	4,516	114,435
Investors Bancorp, Inc. * (a)	4,483	64,062
Lakeland Bancorp, Inc. (a)	1,830	26,974

The accompanying notes are an integral part of the financial statements.
180

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
Lakeland Financial Corp. (a)	1,055	$25,246
Macatawa Bank Corp. (a)	1,461	13,134
MainSource Financial Group, Inc. (a)	1,695	28,442
MB Financial, Inc.	3,042	86,606
Midwest Banc Holdings, Inc. (a)	2,078	18,245
Nara Bancorp, Inc.	2,052	26,101
National Penn Bancshares, Inc. (a)	6,804	116,484
NewAlliance Bancshares, Inc.	9,942	133,223
Northfield Bancorp, Inc. *	1,533	17,200
Northwest Bancorp, Inc. (a)	1,630	39,984
Old National Bancorp (a)	5,781	101,052
Old Second Bancorp, Inc. (a)	1,231	23,377
Oriental Financial Group, Inc.	1,819	33,106
Oritani Financial Corp. *	1,133	17,675
Pacific Capital Bancorp (a)	4,118	82,113
PacWest Bancorp	2,169	45,723
Park National Corp. (a)	1,070	75,863
Peoples Bancorp, Inc.	937	22,198
Pinnacle Financial Partners, Inc. *	1,994	53,619
Preferred Bank (Los Angeles)	837	7,466
PrivateBancorp, Inc. (a)	1,657	62,767
Prosperity Bancshares, Inc.	3,113	99,429
Provident Bankshares Corp.	2,885	27,581
Provident Financial Services, Inc.	5,404	85,005
Provident New York Bancorp	3,624	47,148
Renasant Corp.	1,897	44,048
Republic Bancorp, Inc., Class A	863	21,489
Rockville Financial, Inc.	845	11,695
Roma Financial Corp.	818	12,123
S & T Bancorp, Inc.	2,193	71,294
S.Y. Bancorp, Inc. (a)	1,043	26,315
Sandy Spring Bancorp, Inc. (a)	1,401	37,098
SCBT Financial Corp.	915	30,470
Seacoast Banking Corp. of Florida (a)	1,411	15,168
Security Bank Corp. (a)	1,958	10,769
Sierra Bancorp (a)	701	15,443
Signature Bank *	2,602	74,261
Simmons First National Corp., Class A	1,255	38,190
Southside Bancshares, Inc.	1,082	23,685
Southwest Bancorp, Inc.	1,285	21,794
Sterling Bancorp	1,649	24,191
Sterling Bancshares, Inc.	6,628	67,738
Sterling Financial Corp.	4,578	40,653
Suffolk Bancorp (a)	886	29,823
Sun Bancorp, Inc. of New Jersey *	1,494	16,349
Superior Bancorp * (a)	953	14,114
Susquehanna Bancshares, Inc.	7,449	143,393
SVB Financial Group *	2,800	143,500
Texas Capital Bancshares, Inc. *	2,113	38,288
The South Financial Group, Inc.	6,638	36,575
Tierone Corp.	1,685	12,081
Tompkins Trustco, Inc.	571	25,923
Trico Bancshares (a)	1,255	20,682
TrustCo Bank Corp., NY (a)	6,767	59,279
Trustmark Corp.	4,287	85,569
UCBH Holdings, Inc.	8,883	43,349

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
Umpqua Holdings Corp. (a)	5,393	$75,178
Union Bankshares Corp. (a)	637	12,772
United Bankshares, Inc.	3,361	95,419
United Community Banks, Inc. (a)	3,701	38,712
United Security Bancshares (a)	755	11,257
Univest Corp. of Pennsylvania (a)	618	15,178
ViewPoint Financial Group (a)	1,127	18,246
Virginia Commerce Bancorp, Inc. *	1,789	10,821
Washington Trust Bancorp, Inc.	527	12,474
Wauwatosa Holdings, Inc. * (a)	1,002	13,096
WesBanco, Inc.	2,255	49,610
West Coast Bancorp	1,463	16,927
WestAmerica Bancorp (a)	2,597	144,134
Western Alliance Bancorp * (a)	1,577	16,700
Wilshire Bancorp, Inc.	1,676	14,967
Wintrust Financial Corp.	2,108	65,727
		6,321,547
Biotechnology - 1.63%
Acorda Therapeutics, Inc. *	2,518	54,288
Affymetrix, Inc. * (a)	6,057	73,047
Alnylam Pharmaceuticals, Inc. * (a)	3,081	88,979
Applera Corp. - Celera Genomics Group *	6,901	88,885
Arena Pharmaceuticals, Inc. *	6,611	33,914
Arqule, Inc. *	3,804	16,281
Bio Reference Labs, Inc. *	1,009	25,064
BioMimetic Therapeutics, Inc. *	1,013	12,105
Bio-Rad Laboratories, Inc., Class A *	1,621	145,047
Cytokinetics, Inc. *	3,486	14,014
Exelixis, Inc. *	9,376	59,256
Genomic Health, Inc. * (a)	1,245	21,539
Geron Corp. * (a)	7,082	30,098
GTx, Inc. * (a)	1,544	23,191
Human Genome Sciences, Inc. * (a)	12,046	70,830
Illumina, Inc. * (a)	4,677	367,051
Immucor, Inc. *	6,019	161,490
Integra LifeSciences Holdings Corp. *	1,555	65,341
Intermune, Inc. *	2,712	38,239
Martek Biosciences Corp. * (a)	2,803	105,841
Medarex, Inc. *	11,229	97,805
Medivation, Inc. * (a)	1,935	29,354
Momenta Pharmaceuticals, Inc. *	2,125	27,243
Myriad Genetics, Inc. *	3,774	182,737
Nabi Biopharmaceuticals * (a)	4,933	20,423
Nektar Therapeutics * (a)	8,370	37,330
Neurocrine Biosciences, Inc. * (a)	3,578	17,640
Orexigen Therapeutics Inc *	1,018	8,867
Osiris Therapeutics, Inc. * (a)	1,377	19,292
Pharmanet Development Group, Inc. *	1,634	27,582
Progenics Pharmaceuticals, Inc. * (a)	2,324	38,067
Telik, Inc. * (a)	5,367	11,646
Tercica, Inc. * (a)	3,280	13,973
		2,026,459
Broadcasting - 0.35%
Acacia Research - Acacia Technologies *	2,813	15,275
Belo Corp., Class A	7,594	72,599

The accompanying notes are an integral part of the financial statements.
181

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Broadcasting (continued)
CKX, Inc. *	3,430	$36,255
Cox Radio, Inc., Class A *	2,890	36,847
Crown Media Holdings, Inc., Class A * (a)	2,389	11,993
Cumulus Media, Inc., Class A *	3,089	16,217
Emmis Communications Corp., Class A * (a)	3,479	10,333
Entercom Communications Corp.	2,917	28,237
Entravision Communications Corp., Class A *	5,929	31,661
Fisher Communications, Inc. *	643	22,582
Gray Television, Inc.	4,322	17,374
Journal Communications, Inc.	3,785	22,180
Mediacom Communications Corp., Class A *	4,969	30,857
Nexstar Broadcasting Group, Inc. *	1,512	8,694
Sinclair Broadcast Group, Inc., Class A (a)	4,707	42,222
World Wrestling Entertainment, Inc., Class A (a)	1,834	30,536
		433,862
Building Materials & Construction - 0.78%
Apogee Enterprises, Inc.	2,559	60,751
Beacon Roofing Supply, Inc. *	3,986	48,669
BlueLinx Holdings, Inc. (a)	1,381	6,574
Builders FirstSource, Inc. * (a)	1,601	11,719
Drew Industries, Inc. *	1,618	35,564
Dycom Industries, Inc. *	3,628	62,220
EMCOR Group, Inc. *	5,557	163,098
Granite Construction, Inc.	2,977	108,869
Griffon Corp. *	2,718	24,571
Interline Brands, Inc. *	2,420	43,221
LSI Industries, Inc.	1,675	17,822
NCI Building Systems, Inc. * (a)	1,762	55,045
Perini Corp. *	2,339	90,028
Quanex Building Products Corp. *	1,717	30,219
Texas Industries, Inc. (a)	2,392	174,377
Trex Company, Inc. * (a)	1,180	13,216
U.S. Concrete, Inc. *	3,258	17,104
WCI Communities, Inc. *	3,500	6,650
		969,717
Business Services - 4.13%
ABM Industries, Inc.	3,777	82,452
Administaff, Inc.	1,902	53,104
AMERCO, Inc. *	865	51,476
Arbitron, Inc.	2,467	123,005
Ariba, Inc. *	7,495	111,226
Barrett Business Services, Inc.	648	8,521
Black Box Corp.	1,553	44,571
Bowne & Company, Inc.	2,391	36,750
CDI Corp.	1,139	32,461
Coinstar, Inc. *	2,470	94,107
Compass Diversified Trust	1,853	25,386
Compucredit Corp. * (a)	1,690	15,514
comScore, Inc. *	536	13,132
COMSYS IT Partners, Inc. *	1,589	15,954
Constant Contact, Inc. * (a)	708	13,594
Core-Mark Holding Company, Inc. *	810	23,522
Cornell Corrections, Inc. *	944	20,995
CoStar Group, Inc. *	1,695	79,495
CRA International, Inc. *	989	34,486

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
CSG Systems International, Inc. *	3,005	$39,906
Deluxe Corp.	4,538	102,241
DG Fastchannel, Inc. *	1,348	26,475
Diamond Management & Technology
Consultants, Inc.	2,490	13,197
Electro Rent Corp.	1,526	21,547
Ennis Business Forms, Inc.	2,251	42,521
Euronet Worldwide, Inc. * (a)	4,058	79,374
Exponent, Inc. *	1,305	42,569
EZCORP, Inc., Class A *	3,297	41,641
Forrester Research, Inc. *	1,360	41,086
FTI Consulting, Inc. *	4,120	247,447
Gartner Group, Inc., Class A *	5,745	125,184
Gevity HR, Inc.	2,253	16,830
Global Cash Access, Inc. *	3,719	26,591
Global Sources, Ltd. * (a)	1,572	23,737
GSI Commerce, Inc. * (a)	1,790	25,937
Healthcare Services Group, Inc. (a)	3,698	65,233
Heidrick & Struggles International, Inc.	1,581	45,296
Hudson Highland Group, Inc. *	2,303	28,857
Huron Consulting Group, Inc. *	1,638	87,780
ICT Group, Inc. *	804	8,522
Informatica Corp. *	7,659	137,862
Insight Enterprises, Inc. *	4,248	56,923
Intervoice Brite, Inc. *	3,549	22,926
Jackson Hewitt Tax Service, Inc.	2,503	35,092
Kelly Services, Inc., Class A	2,039	42,819
Kendle International, Inc. *	1,124	42,476
Kenexa Corp. *	2,096	42,213
Kforce, Inc. *	2,891	26,742
Korn/Ferry International *	4,168	70,022
LECG Corp. *	2,307	23,301
Macrovision Solutions Corp. * (a)	7,119	96,320
MAXIMUS, Inc.	1,600	58,832
McGrath Rentcorp	2,084	57,581
Michael Baker Corp. *	629	14,134
MPS Group, Inc. *	8,344	95,789
Navigant Consulting Company *	4,175	84,126
Net 1 UEPS Technologies, Inc. *	3,685	103,033
On Assignment, Inc. *	3,148	26,254
Perot Systems Corp., Class A *	7,653	126,428
PHH Corp. *	4,676	88,049
Pre-Paid Legal Services, Inc. *	754	31,660
QC Holdings, Inc. (a)	782	6,491
Quest Software, Inc. *	6,008	102,196
Resource America, Inc.	1,303	13,082
Resources Connection, Inc. *	3,995	83,935
Rollins, Inc.	3,713	59,074
SAIC, Inc. *	16,106	320,993
ScanSource, Inc. *	2,273	68,099
Seachange International, Inc. *	2,844	22,354
SonicWALL, Inc. *	5,334	42,672
Sotheby's (a)	5,768	154,698
Spherion Corp. *	5,016	25,230
SRA International, Inc., Class A *	3,588	84,605
Standard Parking Corp. *	839	17,988

The accompanying notes are an integral part of the financial statements.
182

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PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
Stanley, Inc. *	737	$23,260
SYNNEX Corp. *	1,445	35,908
Syntel, Inc.	1,132	37,016
TeleTech Holdings, Inc. *	3,683	95,169
Tetra Tech, Inc. *	5,131	135,664
TrueBlue, Inc. *	3,868	56,318
Tyler Technologies, Inc. *	3,404	53,647
Viad Corp.	1,864	61,475
Volt Information Sciences, Inc. *	1,198	17,922
Watson Wyatt Worldwide, Inc., Class A	3,715	217,588
Wind River Systems, Inc. *	6,651	71,964
		5,121,652
Cable & Television - 0.31%
Knology, Inc. *	2,400	35,592
Lin TV Corp. *	2,626	24,028
LodgeNet Entertainment Corp. *	2,402	15,637
Time Warner Telecom, Inc., Class A *	12,716	237,789
TiVo, Inc. *	8,786	73,890
		386,936
Cellular Communications - 0.27%
Brightpoint, Inc. *	4,543	44,749
iPCS, Inc. *	1,583	47,490
Novatel Wireless, Inc. *	2,895	29,847
RF Micro Devices, Inc. * (a)	23,331	93,324
Rural Cellular Corp., Class A *	1,099	49,191
Syniverse Holdings, Inc. *	2,448	52,779
USA Mobility, Inc. *	2,178	17,097
		334,477
Chemicals - 2.42%
A. Schulman, Inc.	2,390	53,990
Albany Molecular Research, Inc. *	2,152	30,085
American Vanguard Corp.	1,636	21,873
Arch Chemicals, Inc.	2,112	80,319
Balchem Corp.	1,589	39,280
Calgon Carbon Corp. * (a)	3,549	62,888
Cambrex Corp. *	2,592	15,941
CF Industries Holdings, Inc.	4,830	661,227
Ferro Corp.	3,869	74,904
Georgia Gulf Corp. (a)	3,318	14,068
H.B. Fuller Company	4,605	114,526
Hercules, Inc.	10,150	209,395
Innophos Holdings, Inc.	1,868	52,061
Innospec, Inc.	2,133	52,515
Landec Corp. *	1,992	15,956
LSB Industries, Inc. * (a)	1,370	24,989
Metabolix, Inc. *	1,398	15,686
Minerals Technologies, Inc.	1,654	115,135
Newmarket Corp.	1,242	97,211
Olin Corp.	6,434	144,765
OM Group, Inc. *	2,592	112,700
PolyOne Corp. *	8,262	63,948
Rockwood Holdings, Inc. *	3,083	113,208
Sensient Technologies Corp.	4,081	128,347
ShengdaTech, Inc. * (a)	2,561	21,128
Stepan Company	535	21,876

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Chemicals (continued)
Terra Industries, Inc.	8,101	$353,447
Valhi, Inc.	606	18,931
W. R. Grace & Company *	6,148	166,488
Zep, Inc.	1,933	31,740
Zoltek Companies, Inc. * (a)	2,221	67,141
		2,995,768
Coal - 0.50%
Alpha Natural Resources, Inc. *	6,150	502,332
International Coal Group, Inc. * (a)	11,288	113,670
		616,002
Colleges & Universities - 0.08%
Corinthian Colleges, Inc. *	7,657	98,010

Commercial Services - 0.69%
Cardtronics, Inc. * (a)	1,316	12,976
CBIZ, Inc. *	4,205	35,827
Cenveo, Inc. *	4,759	55,585
Chemed Corp.	2,089	75,664
DynCorp International, Inc. *	2,157	36,863
Exlservice Holdings, Inc. *	2,067	41,216
First Advantage Corp., Class A *	633	12,704
Great Lakes Dredge & Dock Company	1,199	7,254
HMS Holdings Corp. *	1,978	40,015
Live Nation, Inc. * (a)	6,481	98,187
Morningstar, Inc. *	1,132	80,316
Odyssey Marine Exploration, Inc. * (a)	3,752	18,422
PeopleSupport, Inc. *	1,961	18,139
Perficient, Inc. *	2,813	29,846
Providence Service Corp. *	1,070	28,302
Riskmetrics Group, Inc. *	1,930	40,009
Team, Inc. *	1,385	44,375
TNS, Inc. *	2,143	53,639
Waste Services, Inc. * (a)	1,919	15,448
Wright Express Corp. *	3,491	111,642
		856,429
Computer Services - 0.02%
3PAR, Inc. *	870	7,403
SuccessFactors, Inc. * (a)	1,198	13,298
		20,701
Computers & Business Equipment - 2.48%
3Com Corp. *	34,662	87,348
3D Systems Corp. * (a)	1,739	15,929
Acme Packet, Inc. *	2,042	18,398
Agilysys, Inc.	2,097	21,893
Avocent Corp. *	4,060	80,104
Benchmark Electronics, Inc. *	5,952	105,767
BigBand Networks, Inc. *	1,470	7,791
Blue Coat Systems, Inc. *	2,847	51,588
CACI International, Inc., Class A *	2,682	136,702
Cogent, Inc. *	3,973	47,557
Compellent Technologies, Inc. * (a)	738	7,993
Cray, Inc. *	3,103	19,332
Data Domain, Inc. *	873	20,952
Digi International, Inc. *	2,329	21,008
Echelon Corp. * (a)	2,701	39,867

The accompanying notes are an integral part of the financial statements.
183

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment
(continued)
Electronics for Imaging, Inc. *	4,737	$78,492
EMS Technologies, Inc. *	1,345	36,826
Extreme Networks, Inc. *	10,938	35,548
Falconstor Software, Inc. * (a)	3,009	26,900
Foundry Networks, Inc. *	12,817	174,311
Gerber Scientific, Inc. *	2,038	20,400
Hurco Companies, Inc. *	497	18,006
Hypercom Corp. *	4,895	23,839
IHS, Inc., Class A *	2,925	174,213
Immersion Corp. *	2,711	23,233
Intermec, Inc. * (a)	5,353	120,978
Internap Network Services Corp. * (a)	4,487	23,646
Isilon Systems, Inc. * (a)	1,217	5,963
Ixia *	4,011	32,449
Jack Henry & Associates, Inc.	6,892	164,030
L-1 Identity Solutions, Inc. * (a)	5,622	89,052
Limelight Networks, Inc. *	1,805	6,083
Liveperson, Inc. *	3,922	12,629
MICROS Systems, Inc. *	7,108	234,351
MTS Systems Corp.	1,593	60,279
Ness Technologies, Inc. *	3,056	34,594
Netezza Corp. *	1,073	13,842
NETGEAR, Inc. *	3,068	58,261
Palm, Inc. * (a)	9,118	55,255
Parametric Technology Corp. *	10,052	188,777
Plexus Corp. *	3,819	107,810
Rackable Systems, Inc. *	2,560	34,970
Radiant Systems, Inc. *	2,359	31,988
RadiSys Corp. *	2,012	20,180
Rimage Corp. *	921	16,283
SI International, Inc. *	1,168	28,616
Sigma Designs, Inc. * (a)	2,326	43,031
Silicon Storage Technology, Inc. *	8,399	27,297
Smart Modular Technologies (WWH), Inc. *	4,436	23,866
Sonic Solutions * (a)	2,081	19,978
Standard Microsystems Corp. *	1,998	65,135
STEC, Inc. *	2,902	37,000
Stratasys, Inc. * (a)	1,849	40,253
Super Micro Computer, Inc. *	897	6,440
Sykes Enterprises, Inc. *	2,914	60,349
Synaptics, Inc. * (a)	2,119	90,630
Trident Microsystems, Inc. *	5,450	25,560
		3,073,572
Construction & Mining Equipment - 0.68%
Astec Industries, Inc. *	1,651	64,240
Bucyrus International, Inc., Class A	6,544	463,184
Carbo Ceramics, Inc. (a)	1,762	84,030
Gulf Islands Fabrication, Inc.	959	39,683
Kaman Corp., Class A	2,154	55,789
Layne Christensen Company *	1,466	74,957
Matrix Service Company *	2,370	57,141
		839,024
Construction Materials - 0.52%
Ameron International Corp.	787	90,245

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Construction Materials (continued)
Applied Industrial Technologies, Inc.	3,761	$103,691
Clarcor, Inc.	4,469	194,044
Columbus McKinnon Corp. *	1,654	47,155
Comfort Systems USA, Inc.	3,643	48,816
Simpson Manufacturing Company, Inc. (a)	3,244	85,577
Standex International Corp.	1,127	23,273
Universal Forest Products, Inc.	1,459	49,504
		642,305
Containers & Glass - 0.35%
Greif, Inc., Class A	2,866	192,137
Mobile Mini, Inc. *	3,140	75,894
Silgan Holdings, Inc.	2,185	125,047
TAL International Group, Inc. (a)	1,473	39,579
		432,657
Containers-Paper/Plastic - 0.03%
Graphic Packaging Holding Company *	11,057	33,060

Correctional Facilities - 0.08%
The Geo Group, Inc. *	4,415	101,501

Cosmetics & Toiletries - 0.31%
Chattem, Inc. * (a)	1,482	92,195
Elizabeth Arden, Inc. *	2,169	32,557
Helen of Troy, Ltd. *	2,710	48,428
Intermediate Parfums, Inc.	788	19,834
Nu Skin Enterprises, Inc., Class A	4,454	76,341
Sally Beauty Holdings, Inc. *	8,403	63,359
Steiner Leisure, Ltd. *	1,421	54,936
		387,650
Crude Petroleum & Natural Gas - 1.70%
Allis-Chalmers Energy, Inc. *	2,212	37,980
Arena Resources, Inc. *	2,636	131,984
Bill Barrett Corp. *	2,696	145,126
Bois d'Arc Energy, Inc. *	1,599	39,143
Carrizo Oil & Gas, Inc. * (a)	2,329	155,950
Concho Resources, Inc. *	2,038	65,012
Contango Oil & Gas Company *	1,146	95,748
Edge Petroleum Corp. * (a)	2,647	13,923
EXCO Resources, Inc. *	5,383	134,252
FX Energy, Inc. * (a)	3,877	20,277
Geokinetics, Inc. *	672	12,882
GMX Resources, Inc. * (a)	1,194	57,634
Goodrich Petroleum Corp. * (a)	1,690	71,994
Gulfport Energy Corp. *	2,033	30,922
Harvest Natural Resources, Inc. *	3,075	34,255
Oilsands Quest, Inc. * (a)	12,240	55,937
Parallel Petroleum Corp. *	3,662	76,939
Penn Virginia Corp.	3,569	224,918
Petroquest Energy, Inc. *	3,617	80,117
SulphCo, Inc. * (a)	4,448	16,369
Swift Energy Company *	2,565	147,847
Toreador Resources Corp. * (a)	1,527	14,079
TXCO Resources, Inc. * (a)	3,036	33,609
VAALCO Energy, Inc. *	5,198	38,257
Venoco, Inc. *	1,322	26,414

The accompanying notes are an integral part of the financial statements.
184

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Crude Petroleum & Natural Gas
(continued)
Whiting Petroleum Corp. *	3,661	$342,413
		2,103,981
Distribution/Wholesale - 0.02%
BMP Sunstone Corp. * (a)	2,842	20,832

Domestic Oil - 1.67%
Atlas America, Inc.	2,005	137,603
Berry Petroleum Company, Class A	3,444	185,976
Brigham Exploration Company *	4,094	59,649
Comstock Resources, Inc. *	3,869	221,887
Delta Petroleum Corp. * (a)	5,811	128,423
Encore Aquisition Company *	4,621	308,636
Energy Partners, Ltd. *	2,538	38,248
EnergySouth, Inc. (a)	637	34,525
GeoGlobal Resources, Inc. * (a)	3,082	9,277
Mariner Energy, Inc. *	7,598	248,455
McMoran Exploration Company * (a)	3,966	126,595
Meridian Resource Corp. *	8,177	18,153
Oil States International, Inc. *	4,271	249,512
Stone Energy Corp. *	2,427	164,017
Union Drilling, Inc. *	1,233	23,156
Warren Resources, Inc. *	5,200	70,304
Williams Clayton Energy, Inc. *	498	46,946
		2,071,362
Drugs & Health Care - 1.89%
Abaxis, Inc. *	1,843	54,166
Abiomed, Inc. *	2,594	38,339
Acadia Pharmaceuticals, Inc. *	2,832	24,922
Alpharma, Inc., Class A *	3,782	95,269
Ariad Pharmaceuticals, Inc. * (a)	6,547	16,891
BioMarin Pharmaceutical, Inc. *	8,369	319,445
Cell Genesys, Inc. * (a)	7,108	25,162
CV Therapeutics, Inc. * (a)	5,361	47,338
Datascope Corp.	1,127	48,145
Dendreon Corp. * (a)	8,360	43,472
Durect Corp. *	6,759	31,429
Gentiva Health Services, Inc. *	2,421	48,759
Hansen Medical, Inc. * (a)	998	17,894
I-Flow Corp. * (a)	1,877	25,771
Immunomedics, Inc. *	5,639	15,056
Invacare Corp.	2,523	45,868
K-V Pharmaceutical Company, Class A * (a)	1,243	31,087
Landauer, Inc.	799	47,788
Luminex Corp. *	3,158	70,234
Mannatech, Inc. (a)	1,519	9,600
Maxygen, Inc. *	2,457	14,472
Medical Action, Inc. *	1,242	16,494
Mentor Corp. (a)	2,924	92,135
Meridian Bioscience, Inc.	3,459	101,452
Molina Healthcare, Inc. * (a)	1,189	35,860
OraSure Technologies, Inc. *	4,117	22,396
Pain Therapeutics, Inc. * (a)	3,296	26,797
Parexel International Corp. *	4,836	118,917
Perrigo Company	6,721	246,056
Quidel Corp. *	2,542	43,392

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Drugs & Health Care (continued)
Res-Care, Inc. *	2,164	$41,268
Savient Pharmaceuticals, Inc. *	4,643	123,690
Seattle Genetics, Inc. *	5,310	49,649
Synutra International, Inc. * (a)	397	13,026
Vital Signs, Inc.	944	53,610
Vivus, Inc. * (a)	5,229	35,766
West Pharmaceutical Services, Inc.	2,853	135,318
XenoPort, Inc. *	1,878	81,280
Zymogenetics, Inc. * (a)	3,622	32,670
		2,340,883
Educational Services - 0.60%
American Public Education, Inc. *	495	18,360
Capella Education Company *	929	60,301
DeVry, Inc.	5,239	298,885
INVESTools, Inc. * (a)	4,606	36,940
K12, Inc. *	588	15,817
Leapfrog Enterprises, Inc., Class A * (a)	3,127	25,829
Renaissance Learning, Inc. (a)	833	12,453
Strayer Education, Inc.	1,265	252,874
Universal Technical Institute, Inc. *	1,926	24,884
		746,343
Electrical Equipment - 1.68%
A.O. Smith Corp.	1,775	64,166
Aaon, Inc.	1,245	26,170
American Science & Engineering, Inc.	787	40,310
Anaren, Inc. *	1,336	17,381
Anixter International, Inc. *	2,676	173,967
Audiovox Corp., Class A *	1,501	16,001
AZZ, Inc. *	1,027	32,227
Baldor Electric Company	4,034	141,997
Cohu, Inc.	2,038	34,870
Coleman Cable, Inc. *	789	8,758
DTS, Inc. *	1,623	54,371
Encore Wire Corp. (a)	2,080	47,112
Excel Technology, Inc. *	973	25,318
FLIR Systems, Inc. *	11,601	457,311
GrafTech International, Ltd. *	9,136	241,190
Greatbatch, Inc. *	1,971	36,956
Houston Wire & Cable Company (a)	1,370	29,565
Littelfuse, Inc. *	1,978	74,749
Methode Electronics, Inc.	3,257	37,260
Powell Industries, Inc. *	728	38,926
Power-One, Inc. * (a)	6,646	20,204
Universal Electronics, Inc. *	1,265	32,156
Varian, Inc. *	2,672	148,269
Vicor Corp.	1,835	20,717
W.H. Brady Company, Class A	4,412	170,789
Watsco, Inc. (a)	1,996	92,814
		2,083,554
Electrical Utilities - 1.49%
Allete, Inc.	2,246	99,767
Avista Corp.	4,616	97,998
Black Hills Corp.	3,265	115,059
Central Vermont Public Service Corp.	923	18,774
CH Energy Group, Inc.	1,424	53,941

The accompanying notes are an integral part of the financial statements.
185

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Utilities (continued)
Cleco Corp.	5,214	$130,246
El Paso Electric Company *	4,024	86,959
Empire District Electric Company (a)	3,077	63,632
EnerNOC, Inc. * (a)	452	6,712
IDACORP, Inc. (a)	3,802	116,569
ITC Holdings Corp.	4,266	232,796
MGE Energy, Inc.	1,938	66,570
NorthWestern Corp.	3,386	89,763
Otter Tail Corp. (a)	2,572	96,553
Pike Electric Corp. *	1,655	25,801
PNM Resources, Inc.	6,798	100,950
Portland General Electric Company	2,649	62,013
UIL Holding Corp.	2,280	73,872
Unisource Energy Corp.	3,109	105,426
Westar Energy, Inc.	8,692	208,608
		1,852,009
Electronics - 1.78%
Adaptec, Inc. *	11,012	35,569
Anadigics, Inc. *	5,536	68,425
Analogic Corp.	1,143	76,604
Applied Energetics, Inc. * (a)	3,075	6,242
Bel Fuse, Inc., Class B	1,063	27,840
Belden, Inc.	3,940	165,047
Checkpoint Systems, Inc. *	3,449	89,571
Cogo Group, Inc. *	1,781	24,970
CTS Corp.	3,017	32,825
Cubic Corp.	1,401	35,417
Cynosure, Inc. *	696	17,073
Daktronics, Inc. (a)	2,834	57,218
Eagle Test Systems, Inc. *	1,099	12,671
Electro Scientific Industries, Inc. *	2,585	40,843
Enersys *	1,857	57,957
FEI Company *	3,199	74,985
Franklin Electric, Inc. (a)	1,703	68,972
Hutchinson Technology, Inc. * (a)	2,329	33,538
II-VI, Inc. *	2,067	80,840
Imation Corp.	2,851	74,582
Integrated Electrical Services, Inc. *	1,194	21,802
IPG Photonics Corp. *	983	19,748
Itron, Inc. * (a)	2,621	255,757
Kemet Corp. *	7,612	30,676
LoJack Corp. *	1,665	15,401
Measurement Specialties, Inc. *	1,297	25,266
Medis Technologies, Ltd. * (a)	2,323	14,379
Mentor Graphics Corp. *	7,907	92,117
Mercury Computer Systems, Inc. *	2,097	18,600
Multi-Fineline Electronix, Inc. *	769	15,418
Newport Corp. *	2,916	39,016
OSI Systems, Inc. *	1,322	33,328
Park Electrochemical Corp.	1,764	52,126
Rogers Corp. *	1,396	54,709
SiRF Technology Holdings, Inc. *	5,351	38,902
Sonic Innovations, Inc. *	2,606	10,424
Stoneridge, Inc. *	1,286	21,515
Supertex, Inc. *	931	23,554
Sycamore Networks, Inc. *	16,497	55,925

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electronics (continued)
Taser International, Inc. * (a)	5,619	$39,502
Technitrol, Inc.	3,572	71,261
TTM Technologies, Inc. *	3,728	54,280
Universal Display Corp. * (a)	2,469	37,553
X-Rite, Inc. * (a)	3,156	5,555
Zoran Corp. *	4,351	63,655
Zygo Corp. *	1,347	16,124
		2,207,782
Energy - 0.68%
Alon USA Energy, Inc.	1,194	18,280
Aventine Renewable Energy Holdings, Inc. * (a)	2,870	16,130
Clean Energy Fuels Corp. * (a)	1,035	15,473
Comverge, Inc. *	660	8,441
Energy Conversion Devices, Inc. * (a)	3,468	220,149
Evergreen Solar, Inc. * (a)	8,828	91,811
Fuelcell Energy, Inc. *	6,018	60,962
GeoMet, Inc. *	1,853	15,269
Headwaters, Inc. * (a)	3,510	38,154
New Jersey Resources Corp.	3,561	118,617
Orion Energy Systems, Inc. *	869	10,558
Ormat Technologies, Inc. (a)	1,216	60,934
Pacific Ethanol, Inc. * (a)	3,396	12,022
Rosetta Resources, Inc. *	4,442	119,623
VeraSun Energy Corp. * (a)	4,690	31,892
Verenium Corp. * (a)	4,022	9,653
		847,968
Financial Services - 2.46%
Advance America Cash Advance Centers, Inc.	5,146	35,713
Advanta Corp., Class B	3,317	28,858
Ampal American Israel Corp. *	1,035	5,879
Apollo Investment Corp.	10,398	187,684
Ares Capital Corp. (a)	8,155	101,041
Asset Acceptance Capital Corp. *	1,414	19,923
Asta Funding, Inc.	1,052	8,595
Bankrate, Inc. * (a)	980	49,490
BGC Partners, Inc. *	1,764	15,735
BlackRock Kelso Capital Corp.	944	11,290
Calamos Asset Management, Inc.	1,822	36,859
Capital Southwest Corp.	272	32,773
Cass Information Systems, Inc. (a)	596	18,935
Centerline Holding Company (a)	4,934	12,187
City Holding Company	1,418	61,002
Clayton Holdings, Inc. *	1,408	8,293
Cohen & Steers, Inc. (a)	1,565	47,232
Cowen Group, Inc. *	1,397	11,092
Credit Acceptance Corp. *	528	13,786
Delphi Financial Group, Inc.	3,894	112,498
Dollar Financial Corp. *	1,458	29,058
Duff & Phelps Corp. *	879	14,328
Encore Capital Group, Inc. *	1,524	16,109
Epoch Holding Corp. (a)	831	8,867
Evercore Partners, Inc. (a)	852	12,405
FBR Capital Markets Corp. *	2,918	14,969
FCStone Group, Inc. *	778	30,443
Federal Agricultural Mortgage Corp., Class C	917	26,556

The accompanying notes are an integral part of the financial statements.
186

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PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Financial Federal Corp.	2,261	$54,920
Friedman, Billings, Ramsey Group, Inc.	13,008	24,975
GAMCO Investors, Inc.	473	25,112
GFI Group, Inc.	5,629	66,647
Gladstone Capital Corp. (a)	1,822	32,395
Heartland Payment Systems, Inc. (a)	1,457	37,605
Hercules Technology Growth Capital, Inc.	2,817	29,212
HFF, Inc. *	1,516	10,263
Interactive Brokers Group, Inc. *	3,464	112,823
Interactive Data Corp.	3,186	87,742
Irwin Financial Corp. (a)	1,927	7,920
KBW, Inc. * (a)	2,687	66,154
Kearny Financial Corp.	1,963	22,849
Knight Capital Group, Inc. *	8,475	150,940
Kohlberg Capital Corp.	1,358	18,129
LaBranche & Company, Inc. *	4,882	32,709
MarketAxess Holdings, Inc. *	2,851	22,295
MCG Capital Corp. (a)	6,307	36,139
MVC Capital, Inc.	2,055	31,483
National Financial Partners Corp. (a)	3,305	80,708
NBT Bancorp, Inc.	2,884	70,716
Nelnet, Inc., Class A (a)	1,621	21,381
NewStar Financial, Inc. *	1,911	10,281
NGP Capital Resources Company (a)	1,830	30,250
Ocwen Financial Corp. *	3,234	22,767
optionsXpress Holdings, Inc.	3,826	87,386
Patriot Capital Funding, Inc.	1,755	17,848
PennantPark Investment Corp.	1,818	14,817
Penson Worldwide, Inc. *	1,207	16,174
Piper Jaffray Companies, Inc. *	1,528	58,064
Portfolio Recovery Associates, Inc. * (a)	1,345	55,266
Prospect Capital Corp.	2,145	31,017
Pzena Investment Management, Inc. (a)	597	7,851
Sanders Morris Harris Group, Inc.	1,712	12,498
Stifel Financial Corp. *	1,312	74,902
SWS Group, Inc.	1,977	36,535
Thomas Weisel Partners Group, Inc. *	2,017	13,756
TICC Capital Corp.	1,903	12,560
U.S. Global Investors, Inc. (a)	1,047	15,810
UMB Financial Corp.	2,695	140,598
United Community Financial Corp. (a)	2,490	15,114
Waddell & Reed Financial, Inc., Class A	7,320	258,835
World Acceptance Corp. *	1,556	68,806
WSFS Financial Corp.	566	28,838
		3,044,690
Food & Beverages - 1.02%
American Dairy, Inc. *	653	8,234
Cal-Maine Foods, Inc. (a)	1,120	34,944
Chiquita Brands International, Inc. * (a)	3,705	90,180
Coca-Cola Bottling Company	534	27,619
Farmer Brothers Company	615	14,668
Flowers Foods, Inc.	6,692	188,246
Green Mountain Coffee Roasters, Inc. * (a)	1,518	65,517
Hain Celestial Group, Inc. *	3,495	100,551
Imperial Sugar Company (a)	1,020	14,790
J & J Snack Foods Corp.	1,269	36,864

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Food & Beverages (continued)
Jones Soda Company * (a)	2,664	$7,459
Lance, Inc.	2,799	58,527
M & F Worldwide Corp. *	1,093	39,119
MGP Ingredients, Inc.	970	7,178
Morton's Restaurant Group, Inc. *	1,239	10,098
Nash Finch Company (a)	1,132	43,288
National Beverage Corp. *	1,059	7,953
Pilgrim's Pride Corp.	3,560	92,560
Ralcorp Holdings, Inc. *	2,231	133,860
Sanderson Farms, Inc.	1,495	74,645
Seaboard Corp.	31	55,645
Tootsie Roll Industries, Inc. (a)	3,254	83,400
TreeHouse Foods, Inc. *	2,794	73,007
		1,268,352
Food-Retail - 0.04%
Spartan Stores, Inc.	1,941	46,545

Forest Products - 0.04%
Deltic Timber Corp.	904	48,726

Funeral Services - 0.05%
Stewart Enterprises, Inc., Class A	8,472	58,457

Furniture & Fixtures - 0.19%
American Woodmark Corp.	1,026	23,116
Ethan Allen Interiors, Inc. (a)	2,118	59,389
Furniture Brands International, Inc.	4,247	59,713
Hooker Furniture Corp.	877	17,698
Kimball International, Inc., Class B	2,329	24,571
La-Z-Boy, Inc. (a)	4,578	29,070
Sealy Corp. (a)	4,139	25,744
		239,301
Gas & Pipeline Utilities - 1.05%
American States Water Company	1,521	51,334
Aquila, Inc. *	33,860	129,006
Cal Dive International, Inc. *	3,810	53,264
California Water Service Group (a)	1,747	63,661
Crosstex Energy, Inc. (a)	3,302	112,697
Nicor, Inc. (a)	3,844	156,950
Northwest Natural Gas Company	2,290	104,401
Piedmont Natural Gas, Inc. (a)	6,462	174,668
South Jersey Industries, Inc.	2,515	96,199
Southwest Gas Corp.	3,670	114,430
Southwest Water Company (a)	2,266	23,340
The Laclede Group, Inc.	1,887	75,480
WGL Holdings, Inc.	4,211	146,922
		1,302,352
Healthcare Products - 2.44%
Accuray, Inc. *	1,590	15,200
Align Technology, Inc. *	5,249	69,129
American Medical Systems Holdings, Inc. * (a)	6,292	95,072
AngioDynamics, Inc. *	1,884	29,183
Animal Health International, Inc. *	1,342	9,112
ArthroCare Corp. *	2,402	105,952
Aspect Medical Systems, Inc. *	1,538	8,228
Bruker BioSciences Corp. *	5,730	66,697
Cantel Medical Corp. *	1,116	11,941

The accompanying notes are an integral part of the financial statements.
187

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products (continued)
Computer Programs & Systems, Inc.	822	$16,399
Conceptus, Inc. * (a)	2,634	49,993
CONMED Corp. *	2,490	66,458
Cutera, Inc. * (a)	1,134	11,612
Cyberonics, Inc. *	2,116	37,517
Cypress Biosciences, Inc. *	3,325	27,066
Haemonetics Corp. *	2,281	128,557
Hologic, Inc. *	21,397	514,170
ICU Medical, Inc. *	1,147	29,226
Insulet Corp. *	806	13,138
Inverness Medical Innovations, Inc. *	6,624	242,173
Kensey Nash Corp. *	1,034	30,379
LCA-Vision, Inc. (a)	1,727	14,351
Mannkind Corp. * (a)	5,285	15,855
Masimo Corp. *	1,208	41,749
Merit Medical Systems, Inc. *	2,405	38,288
Micrus Endovascular Corp. *	1,370	15,495
Natus Medical, Inc. *	1,982	42,732
Nuvasive, Inc. *	3,014	127,583
Orthofix International NV *	1,472	47,899
Owens & Minor, Inc.	3,482	165,325
PSS World Medical, Inc. *	5,520	100,574
RTI Biologics, Inc. * (a)	4,062	40,417
Sirona Dental Systems, Inc. *	1,480	43,897
SonoSite, Inc. *	1,468	45,097
Spectranetics Corp. * (a)	2,761	30,095
Stereotaxis, Inc. * (a)	2,589	13,644
STERIS Corp.	5,646	170,792
SurModics, Inc. * (a)	1,331	59,682
Symmetry Medical, Inc. *	3,072	45,496
The Medicines Company *	4,528	82,862
Thoratec Corp. *	4,639	76,683
TomoTherapy, Inc. *	1,171	10,434
Ulta Salon, Cosmetics & Fragrance, Inc. *	788	11,237
USANA Health Sciences, Inc. * (a)	761	19,367
Volcano Corp. *	2,604	36,300
Wright Medical Group, Inc. *	3,095	91,891
Zoll Medical Corp. *	1,792	64,960
		3,029,907
Healthcare Services - 1.45%
Air Methods Corp. *	920	35,457
Alliance Imaging, Inc. *	2,440	20,569
Amedisys, Inc. *	2,263	114,983
American Dental Partners, Inc. *	1,162	13,967
AMERIGROUP Corp. *	4,607	127,199
AMN Healthcare Services, Inc. *	3,068	53,414
Apria Healthcare Group, Inc. *	3,812	64,232
Assisted Living Concepts, Inc. *	5,017	33,614
athenahealth, Inc. *	640	20,269
Capital Senior Living Corp. *	2,128	17,109
CorVel Corp. *	689	24,811
Cross Country Healthcare, Inc. *	2,859	44,229
Emergency Medical Services Corp., Class A * (a)	792	18,462
Emeritus Corp. *	1,162	24,669
Enzo Biochem, Inc. * (a)	2,855	28,065
Healthextras, Inc. *	2,723	85,094

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Services (continued)
Healthsouth Corp. * (a)	6,977	$130,679
Healthspring, Inc. *	4,189	77,832
Healthways, Inc. *	3,082	99,549
IPC The Hospitalist Company *	569	13,024
Kindred Healthcare, Inc. *	2,502	69,030
LHC Group, Inc. *	1,300	28,171
Magellan Health Services, Inc. *	3,378	135,965
National Healthcare Corp.	325	16,981
Nighthawk Radiology Holdings, Inc. *	1,974	15,062
Odyssey Healthcare, Inc. *	3,052	33,297
Palomar Medical Technologies, Inc. *	1,645	18,194
Phase Forward, Inc. *	3,630	62,944
Psychiatric Solutions, Inc. *	4,752	173,305
Skilled Healthcare Group, Inc. *	2,000	26,920
Sun Healthcare Group, Inc. *	3,803	54,611
The Advisory Board Company *	1,578	72,856
Town Sports International Holdings, Inc. *	1,508	12,562
Triple-S Management Corp. *	1,320	24,974
Virtual Radiologic Corp * (a)	475	4,845
		1,796,944
Holdings Companies/Conglomerates - 0.09%
Information Services Group, Inc. * (a)	2,321	11,303
Marathon Acquisition Corp. *	3,422	26,863
NTR Acquisition Company *	2,033	19,639
PICO Holdings, Inc. * (a)	1,355	56,178
		113,983
Homebuilders - 0.51%
AMREP Corp. *	139	6,951
Beazer Homes USA, Inc. (a)	3,611	25,097
Champion Enterprises, Inc. * (a)	6,841	57,122
Hovnanian Enterprises, Inc., Class A * (a)	3,447	27,093
M/I Homes, Inc. (a)	1,134	19,471
Meritage Homes Corp. * (a)	2,379	41,157
Palm Harbor Homes, Inc. *	1,058	8,009
Standard Pacific Corp.	6,159	19,339
Walter Industries, Inc.	4,550	424,242
		628,481
Hotels & Restaurants - 1.19%
AFC Enterprises, Inc. *	2,518	25,180
Ameristar Casinos, Inc. (a)	2,275	40,540
Benihana, Inc., Class A *	1,433	12,811
BJ's Restaurants, Inc. * (a)	1,786	22,897
Bob Evans Farms, Inc.	2,901	84,448
Buffalo Wild Wings, Inc. * (a)	1,444	47,580
California Pizza Kitchen, Inc. *	2,525	35,123
CBRL Group, Inc.	2,081	61,285
CEC Entertainment, Inc. *	2,021	73,039
Chipotle Mexican Grill, Inc. *	1,144	94,597
CKE Restaurants, Inc.	4,994	59,129
Denny's Corp. *	9,061	36,788
Domino's Pizza, Inc. *	4,009	53,961
IHOP Corp. (a)	1,565	73,383
Jack in the Box, Inc. *	5,366	131,843
Jamba, Inc. * (a)	6,136	14,236
Krispy Kreme Doughnuts, Inc. * (a)	6,014	21,350

The accompanying notes are an integral part of the financial statements.
188

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hotels & Restaurants (continued)
Landry's Restaurants, Inc. (a)	1,328	$21,792
Lodgian, Inc. *	1,608	14,472
Marcus Corp.	1,866	32,151
McCormick & Schmick's Seafood
Restaurants, Inc. *	1,583	15,070
Morgans Hotel Group Company *	1,871	24,080
O'Charley's, Inc.	2,442	27,106
P.F. Chang's China Bistro, Inc. * (a)	2,264	60,177
Papa John's International, Inc. *	2,016	59,331
Peets Coffee & Tea, Inc. * (a)	1,218	28,452
Red Robin Gourmet Burgers, Inc. *	1,557	52,331
Ruby Tuesday, Inc.	5,141	38,455
Ruth's Chris Steak House, Inc. *	2,140	15,108
Sonic Corp. *	5,762	110,515
Texas Roadhouse, Inc., Class A *	4,979	54,918
The Steak & Shake Company * (a)	3,097	20,967
Triarc Companies, Inc. (a)	2,252	15,832
		1,478,947
Household Appliances - 0.05%
Consolidated Tomoka Land Company (a)	273	14,614
Libbey, Inc. (a)	1,360	15,681
Lifetime Brands, Inc. (a)	1,035	7,255
National Presto Industries, Inc.	369	24,608
		62,158
Household Products - 0.38%
Blyth, Inc.	2,152	41,878
Central Garden & Pet Company, Class A *	6,416	47,863
Cryolife, Inc. *	2,215	25,650
Select Comfort Corp. *	4,395	12,965
Tempur-Pedic International, Inc. (a)	6,666	71,593
Tupperware Brands Corp.	5,380	206,054
TurboChef Technologies, Inc. * (a)	1,875	12,619
WD-40 Company	1,456	50,436
		469,058
Industrial Machinery - 1.85%
Actuant Corp., Class A	4,801	175,285
Albany International Corp., Class A	2,563	88,705
Altra Holdings, Inc. *	1,094	19,057
Badger Meter, Inc.	1,251	61,487
Briggs & Stratton Corp. (a)	4,353	64,207
Cascade Corp.	944	47,540
Chart Industries, Inc. *	1,196	50,100
Circor International, Inc.	1,445	77,177
Cognex Corp.	3,890	108,375
Dionex Corp. *	1,659	120,974
EnPro Industries, Inc. *	1,888	75,709
Flow International Corp. *	3,339	33,924
Gehl Company *	933	14,928
Gorman-Rupp Company (a)	1,292	56,719
H&E Equipment Services, Inc. *	1,590	22,340
Intevac, Inc. *	1,953	22,460
Kadant, Inc. *	1,242	33,199
Lindsay Corp. (a)	1,014	106,470
Lufkin Industries, Inc.	1,303	103,953
Middleby Corp. *	1,264	72,162

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial Machinery (continued)
NACCO Industries, Inc., Class A	516	$44,820
NATCO Group, Inc. *	1,601	75,679
OYO Geospace Corp. *	360	20,311
Raser Technologies, Inc. * (a)	2,827	31,097
Regal-Beloit Corp.	2,775	129,038
Robbins & Myers, Inc.	2,458	99,524
Rofin-Sinar Technologies, Inc. *	2,734	96,756
Sauer-Danfoss, Inc.	1,015	31,658
Tecumseh Products Company, Class A *	1,352	47,198
Tennant Company	1,475	51,876
Tredegar Industries, Inc.	2,483	36,277
Twin Disc, Inc.	840	15,960
Valmont Industries, Inc.	1,619	185,926
Watts Water Technologies, Inc., Class A (a)	2,593	73,537
		2,294,428
Industrials - 0.25%
Aecom Technology Corp. *	3,767	121,335
Brookfield Homes Corp. (a)	1,076	16,248
Clean Harbors, Inc. *	1,438	102,141
EnergySolutions, Inc.	2,682	68,123
		307,847
Insurance - 2.67%
American Equity Investment Life Holding
Company	5,197	54,932
American Physicians Capital, Inc.	736	33,503
Amerisafe, Inc. *	1,680	26,695
Amtrust Financial Services, Inc.	2,162	32,344
Argo Group International Holdings, Ltd. *	2,640	101,878
Aspen Insurance Holdings, Ltd.	7,722	197,374
Assured Guaranty, Ltd.	7,084	163,640
Baldwin & Lyons, Inc., Class B	759	16,478
Castlepoint Holdings, Ltd.	838	9,042
Citizens, Inc., Class A * (a)	3,530	23,369
CNA Surety Corp. *	1,539	22,516
Commerce Group, Inc.	4,259	156,603
Darwin Professional Underwriters, Inc. *	699	19,880
Donegal Group, Inc.	1,239	22,190
eHealth, Inc. *	1,263	31,487
EMC Insurance Group, Inc.	555	15,557
Employers Holdings, Inc.	4,330	82,660
Enstar Group, Ltd. * (a)	333	35,544
FBL Financial Group, Inc., Class A	1,318	35,388
First Acceptance Corp. *	2,251	7,878
First Mercury Financial Corp. *	1,199	21,174
Flagstone Reinsurance Holdings, Ltd.	1,401	18,213
FPIC Insurance Group, Inc. *	821	37,364
Greenlight Capital Re, Ltd. * (a)	1,037	20,439
Harleysville Group, Inc.	1,289	50,284
Hilb, Rogal and Hamilton Company	3,216	99,567
Horace Mann Educators Corp.	3,696	60,208
Independence Holding Company	743	10,172
Infinity Property & Casualty Corp.	1,464	59,028
IPC Holdings, Ltd.	4,902	139,217
LandAmerica Financial Group, Inc. (a)	1,369	40,769
Max Re Capital, Ltd.	4,961	119,659

The accompanying notes are an integral part of the financial statements.
189

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
Meadowbrook Insurance Group, Inc.	2,924	$20,088
Montpelier Re Holdings, Ltd. (a)	8,447	141,656
National Interstate Corp.	527	12,100
National Western Life Insurance Company,
Class A	82	19,334
Navigators Group, Inc. *	1,137	57,407
NYMAGIC, Inc.	553	12,559
Odyssey Re Holdings Corp.	2,325	87,281
Phoenix Companies, Inc.	10,213	103,458
Platinum Underwriters Holdings, Ltd.	4,247	150,641
PMA Capital Corp., Class A *	3,035	30,289
Presidential Life Corp.	2,057	36,244
Primus Guaranty, Ltd. *	4,160	18,928
ProAssurance Corp. *	2,920	149,592
RLI Corp.	1,689	86,375
Safety Insurance Group, Inc.	1,437	55,554
SeaBright Insurance Holdings, Inc. *	1,841	28,204
Selective Insurance Group, Inc.	4,847	106,052
State Auto Financial Corp.	1,283	35,347
Stewart Information Services Corp.	1,571	37,154
Tower Group, Inc.	1,787	46,587
United America Indemnity, Ltd. *	2,228	32,462
United Fire & Casualty Company	1,913	69,040
Universal American Financial Corp. *	4,370	50,474
Validus Holdings, Ltd.	1,404	29,372
Zenith National Insurance Corp.	3,190	128,717
		3,309,967
International Oil - 0.29%
ATP Oil & Gas Corp. * (a)	2,241	95,579
BPZ Energy, Inc. *	5,420	123,251
Callon Petroleum Company *	1,830	47,433
Parker Drilling Company *	9,818	87,773
		354,036
Internet Content - 0.56%
CMGI, Inc. *	4,295	64,339
CNET Networks, Inc. * (a)	13,258	151,804
Dice Holdings, Inc. *	1,655	12,595
Harris Interactive, Inc. *	5,294	10,059
HSW International, Inc. *	1,689	6,232
InfoSpace, Inc. *	2,913	26,596
Internet Cap Group, Inc. *	3,509	35,301
Liquidity Services, Inc. *	1,094	12,143
LoopNet, Inc. * (a)	2,249	29,529
Move, Inc. *	9,451	28,448
RightNow Technologies, Inc. * (a)	1,676	24,905
Schawk, Inc., Class A	1,257	21,042
Sohu.com, Inc. *	2,400	210,048
TechTarget, Inc. *	753	9,141
The Knot, Inc. *	2,453	28,479
TheStreet.com, Inc.	1,932	14,915
Travelzoo, Inc. *	645	6,889
		692,465
Internet Retail - 0.67%
1-800-Flowers.com, Inc. *	2,145	17,761
Blue Nile, Inc. * (a)	1,169	62,319

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Internet Retail (continued)
Mercadolibre, Inc. *	1,411	$66,247
Netflix, Inc. * (a)	3,686	111,907
Orbitz Worldwide, Inc. *	3,066	23,792
Overstock.com, Inc. * (a)	1,490	37,652
PetMed Express, Inc. *	1,864	26,003
Priceline.com, Inc. * (a)	3,306	444,756
Shutterfly, Inc. *	1,369	19,727
Stamps.com, Inc. *	1,448	21,141
		831,305
Internet Service Provider - 0.48%
Cogent Communications Group, Inc. *	4,122	67,807
Earthlink, Inc. *	9,566	91,834
Equinix, Inc. * (a)	3,156	301,366
Imergent, Inc. (a)	1,041	11,971
Online Resources Corp. *	2,525	24,493
Terremark Worldwide, Inc. * (a)	4,594	28,942
United Online, Inc. (a)	5,777	70,653
		597,066
Internet Software - 0.76%
Art Technology Group, Inc. *	11,320	42,450
Chordiant Software, Inc. *	2,943	18,894
Cybersource Corp. *	5,596	108,618
DealerTrack Holdings, Inc. *	3,174	66,781
Digital River, Inc. *	3,231	129,434
eResearch Technology, Inc. *	3,478	55,613
Interwoven, Inc. *	3,849	51,615
Keynote Systems, Inc. * (a)	1,451	19,589
Lionbridge Technologies, Inc. *	5,458	13,263
NIC, Inc. *	3,464	28,266
Openwave Systems, Inc. *	7,942	15,725
RealNetworks, Inc. *	8,437	61,590
S1 Corp. *	4,643	30,365
Sapient Corp. *	7,250	47,850
Switch & Data Facilities Company, Inc. *	1,289	23,009
TIBCO Software, Inc. *	16,796	129,665
VASCO Data Security International, Inc. * (a)	2,337	30,288
Vignette Corp. *	2,214	28,671
Vocus, Inc. *	1,241	39,427
		941,113
Investment Companies - 0.02%
Kayne Anderson Energy Development Fund * (a)	830	19,812

Leisure Time - 1.20%
Ambassadors International, Inc. *	982	6,216
Arctic Cat, Inc.	1,220	9,650
Bally Technologies, Inc. *	4,654	209,477
Blockbuster, Inc., Class A *	17,184	55,848
Bluegreen Corp. *	1,958	13,921
Callaway Golf Company	5,785	73,469
Carmike Cinemas, Inc. (a)	1,285	10,665
Churchill Downs, Inc.	829	35,431
Cinemark Holdings, Inc. (a)	2,563	37,087
Dover Downs Gaming & Entertainment, Inc.	1,419	12,374
Gaylord Entertainment Company *	3,604	102,390
Isle of Capri Casinos, Inc. * (a)	1,635	11,200
Lakes Gaming, Inc. *	1,909	10,633

The accompanying notes are an integral part of the financial statements.
190

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Leisure Time (continued)
Life Time Fitness, Inc. * (a)	2,935	$117,459
Marine Products Corp.	1,121	9,159
Monarch Casino & Resort, Inc. *	1,020	14,127
MTR Gaming Group, Inc. * (a)	2,033	10,978
Multimedia Games, Inc. * (a)	2,188	11,903
National Cinemedia, Inc.	3,824	76,098
Pinnacle Entertainment, Inc. *	5,273	73,137
Polaris Industries, Inc. (a)	2,924	139,533
Premier Exhibitions, Inc. *	2,574	12,716
RC2 Corp. *	1,586	30,626
Riviera Holdings Corp. *	931	15,082
Shuffle Master, Inc. * (a)	3,321	20,723
Six Flags, Inc. * (a)	7,214	14,789
Speedway Motorsports, Inc.	1,215	30,970
Steinway Musical Instruments, Inc. *	696	19,105
The Nautilus Group, Inc. (a)	2,954	19,880
Trump Entertainment Resorts, Inc. * (a)	3,581	12,533
Vail Resorts, Inc. *	2,732	136,026
West Marine, Inc. *	1,444	6,498
WMS Industries, Inc. *	3,541	131,159
		1,490,862
Life Sciences - 0.21%
American Ecology Corp.	1,434	41,184
Arrowhead Research Corp. *	3,415	8,435
Dawson Geophysical Company *	662	45,208
Halozyme Therapeutics, Inc. *	5,840	30,251
Incyte Corp. *	7,477	72,602
Nanosphere, Inc. *	816	7,834
Omrix Biopharmaceuticals, Inc. *	1,210	22,010
Senomyx, Inc. *	2,833	14,647
Symyx Technologies, Inc. *	3,114	23,915
		266,086
Liquor - 0.20%
Boston Beer Company, Inc. *	773	30,750
Central European Distribution Corp. *	3,080	219,789
		250,539
Manufacturing - 1.63%
Acuity Brands, Inc.	3,574	190,316
American Railcar Industries, Inc. (a)	870	18,209
AptarGroup, Inc.	6,042	270,198
Barnes Group, Inc.	4,032	128,782
Blout International, Inc. *	3,493	48,937
Ceradyne, Inc. *	2,392	103,167
ESCO Technologies, Inc. *	2,267	116,773
Force Protection, Inc. * (a)	6,153	26,273
Freightcar America, Inc.	1,057	46,085
GenTek, Inc. *	747	21,895
Hardinge, Inc.	1,017	14,289
Hexcel Corp. *	8,278	219,036
Insteel Industries, Inc.	1,560	25,007
iRobot Corp. * (a)	1,365	19,137
Kaydon Corp.	2,461	150,392
Koppers Holdings, Inc.	1,528	65,979
Lancaster Colony Corp.	1,800	58,986
Mine Safety Appliances Company (a)	2,444	100,791

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Manufacturing (continued)
Nordson Corp.	2,952	$212,101
Park-Ohio Holdings Corp. *	724	10,875
Polypore International, Inc. *	1,349	31,971
Raven Industries, Inc.	1,415	53,416
Reddy Ice Holdings, Inc.	1,987	24,738
Smith & Wesson Holding Corp. * (a)	2,655	15,319
Spartan Motors, Inc.	2,871	25,925
Sturm Ruger & Company, Inc. *	1,869	14,279
TriMas Corp. *	1,466	11,977
		2,024,853
Medical Products - 0.01%
Trans1, Inc. *	643	9,118

Medical-Hospitals - 0.45%
AmSurg Corp. *	2,713	74,011
Centene Corp. *	3,824	80,725
Cepheid, Inc. *	4,846	127,547
EV3, Inc. *	4,181	41,601
Genoptix, Inc. *	514	13,934
Hythiam, Inc. * (a)	3,736	8,966
MedCath Corp. *	944	20,485
MWI Veterinary Supply, Inc. *	774	29,660
NxStage Medical, Inc. * (a)	1,949	9,453
RehabCare Group, Inc. *	1,555	26,388
Sunrise Senior Living, Inc. *	3,932	104,119
Vital Images, Inc. * (a)	1,563	24,148
		561,037
Metal & Metal Products - 0.88%
A. M. Castle & Company	1,265	41,530
Ampco-Pittsburgh Corp.	639	29,816
Brush Engineered Materials, Inc. *	1,804	60,271
Dynamic Materials Corp. (a)	1,057	45,853
Gibraltar Industries, Inc.	2,255	36,373
Haynes International, Inc. *	1,029	70,311
Horsehead Holding Corp. *	519	7,292
Kaiser Aluminum Corp.	1,274	81,727
L.B. Foster Company *	929	31,800
Ladish Company, Inc. *	1,315	42,751
Lawson Products, Inc.	407	10,578
Matthews International Corp., Class A	2,737	130,308
Mueller Industries, Inc.	3,230	115,602
Mueller Water Products, Inc. (a)	10,171	103,032
RBC Bearings, Inc. *	1,888	71,140
RTI International Metals, Inc. *	2,026	87,280
Sun Hydraulics, Inc. (a)	979	39,268
Universal Stainless & Alloy Products, Inc. *	593	23,400
USEC, Inc. *	9,552	66,577
		1,094,909
Mining - 0.59%
AMCOL International Corp.	2,253	69,527
Apex Silver Mines, Ltd. *	5,187	35,272
Coeur d'Alene Mines Corp. * (a)	42,892	134,252
Compass Minerals International, Inc.	2,800	204,400
General Moly, Inc. * (a)	4,654	41,188
Hecla Mining Company *	10,482	94,548
Royal Gold, Inc. (a)	2,190	67,321

The accompanying notes are an integral part of the financial statements.
191

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Mining (continued)
Stillwater Mining Company * (a)	3,715	$53,310
U.S. Gold Corp. *	5,183	11,195
Uranium Resources, Inc. * (a)	4,719	20,999
		732,012
Mobile Homes - 0.06%
Fleetwood Enterprises, Inc. *	5,885	24,481
Skyline Corp.	601	16,059
Winnebago Industries, Inc. (a)	2,586	38,583
		79,123
Newspapers - 0.04%
AH Belo Corp.	1,710	16,245
Lee Enterprises, Inc. (a)	4,059	27,601
		43,846
Office Furnishings & Supplies - 0.36%
Acco Brands Corp. *	4,792	73,509
Herman Miller, Inc.	4,960	123,008
IKON Office Solutions, Inc.	7,100	85,839
Knoll, Inc.	4,380	64,955
The Standard Register Company	1,646	19,555
United Stationers, Inc. *	2,015	85,315
		452,181
Oil & Gas Drilling - 0.02%
Rex Energy Corp. *	905	20,236

Paper - 0.43%
AbitibiBowater, Inc. *	4,542	53,959
Boise, Inc. *	3,729	15,736
Buckeye Technologies, Inc. *	3,317	35,293
Chesapeake Corp. *	2,276	7,852
Mercer International, Inc. *	2,906	23,306
Neenah Paper, Inc.	1,239	26,329
P.H. Glatfelter Company	3,860	60,139
Potlatch Corp.	3,343	161,601
Rock-Tenn Company, Class A	2,882	102,859
Wausau-Mosinee Paper Corp.	3,982	37,829
Xerium Technologies, Inc. (a)	2,205	10,297
		535,200
Petroleum Services - 2.56%
Approach Resources, Inc. *	785	17,615
Atwood Oceanics, Inc. *	2,375	242,036
Basic Energy Services, Inc. *	3,605	103,716
Bronco Drilling Company, Inc. *	2,274	41,341
Complete Production Services, Inc. *	3,769	108,020
CVR Energy, Inc. *	1,802	48,077
Delek US Holdings, Inc.	1,048	13,655
Dril-Quip, Inc. *	2,320	135,349
Energy Infrastructure Acquisition Corp. * (a)	2,018	20,422
Exterran Holdings, Inc. *	5,276	387,892
Flotek Industries, Inc. * (a)	2,043	34,997
Grey Wolf, Inc. *	16,096	126,032
GulfMark Offshore, Inc. *	1,983	133,119
Hercules Offshore, Inc. *	7,273	246,700
Hornbeck Offshore Services, Inc. *	1,973	103,977
ION Geophysical Corp. *	7,308	119,778
Newpark Resources, Inc. *	8,023	56,562

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Petroleum Services (continued)
PetroHawk Energy Corp. *	16,820	$494,172
Petroleum Development Corp. *	1,302	89,968
Pioneer Drilling Company *	4,379	77,990
RPC, Inc. (a)	2,900	43,413
Superior Well Services, Inc. *	1,414	34,982
T-3 Energy Services, Inc. *	546	35,337
Trico Marine Services, Inc. *	1,015	38,966
W-H Energy Services, Inc. *	2,644	226,141
Willbros Group, Inc. *	3,268	135,557
World Fuel Services Corp.	2,523	60,779
		3,176,593
Pharmaceuticals - 2.02%
Affymax, Inc. *	504	7,515
Akorn, Inc. *	5,117	24,306
Alexion Pharmaceuticals, Inc. *	3,186	227,321
Alexza Pharmaceuticals, Inc. *	2,068	10,588
Alkermes, Inc. *	8,817	111,711
Allos Therapeutics, Inc. *	3,906	24,764
Altus Pharmaceuticals, Inc. *	2,184	9,369
AMAG Pharmaceuticals, Inc. * (a)	1,474	58,960
American Oriental Bioengineering, Inc. *	4,968	59,119
Amicus Therapeutics Inc *	605	6,292
Array BioPharma, Inc. *	4,383	27,262
Auxilium Pharmaceuticals, Inc. *	2,761	87,910
Bentley Pharmaceuticals, Inc. *	1,690	26,466
Biodel, Inc. *	620	9,716
BioForm Medical, Inc. *	1,274	5,631
Cadence Pharmaceuticals, Inc. *	2,154	14,410
Caraco Pharmaceutical Labs *	996	17,151
Cubist Pharmaceuticals, Inc. *	4,821	91,888
Encysive Pharmaceuticals, Inc. * (a)	6,314	14,838
Enzon Pharmaceuticals, Inc. * (a)	3,974	34,971
Idenix Pharmaceuticals, Inc. *	2,327	15,219
Indevus Pharmaceuticals, Inc. *	5,783	25,966
Isis Pharmaceuticals, Inc. * (a)	8,223	116,273
Javelin Pharmaceuticals, Inc. *	4,144	11,686
Jazz Pharmaceuticals, Inc. *	728	5,569
Ligand Pharmaceuticals, Inc., Class B *	7,857	27,578
MAP Pharmaceuticals, Inc. *	672	9,307
Medicis Pharmaceutical Corp., Class A	4,894	116,379
Minrad International, Inc. * (a)	2,622	5,926
Noven Pharmaceuticals, Inc. *	2,292	28,054
Onyx Pharmaceuticals, Inc. *	4,772	168,643
OSI Pharmaceuticals, Inc. *	5,031	177,594
Par Pharmaceutical Companies, Inc. *	2,996	54,647
Penwest Pharmaceuticals Company * (a)	2,667	8,321
PharMerica Corp. * (a)	2,421	49,558
Poniard Pharmaceuticals, Inc. *	2,379	9,421
POZEN, Inc. * (a)	2,251	30,929
Prestige Brands Holdings, Inc. *	3,135	34,203
Regeneron Pharmaceuticals, Inc. *	5,637	112,176
Rigel Pharmaceuticals, Inc. * (a)	3,182	74,268
Salix Pharmaceuticals, Ltd. * (a)	4,315	33,139
Santarus, Inc. * (a)	4,974	12,087
Sciele Pharma, Inc. * (a)	3,116	68,272
Sirtris Pharmaceuticals, Inc. * (a)	625	14,050

The accompanying notes are an integral part of the financial statements.
192

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Somaxon Pharmaceuticals, Inc. * (a)	1,213	$5,155
Sucampo Pharmaceuticals, Inc. *	447	4,774
Supergen, Inc. * (a)	5,084	12,761
United Therapeutics Corp. *	1,921	183,475
Valeant Pharmaceuticals International * (a)	7,879	128,979
Vanda Pharmaceuticals, Inc. * (a)	2,530	11,840
ViroPharma, Inc. * (a)	6,071	58,221
XOMA, Ltd. * (a)	12,256	24,512
		2,509,170
Photography - 0.01%
CPI Corp. (a)	500	11,325

Plastics - 0.03%
AEP Industries, Inc. *	519	13,598
Spartech Corp.	2,723	29,326
		42,924
Pollution Control - 0.03%
Fuel Tech, Inc. * (a)	1,561	39,712

Publishing - 0.44%
American Greetings Corp., Class A	4,231	78,951
Consolidated Graphics, Inc. *	725	39,824
Courier Corp.	930	21,846
Dolan Media Company *	1,038	19,307
GateHouse Media, Inc. (a)	2,304	9,654
Martha Stewart Living
Omnimedia, Inc., Class A * (a)	2,420	20,957
Media General, Inc., Class A (a)	2,010	30,632
Multi-Color Corp.	715	15,909
Playboy Enterprises, Inc., Class B *	2,257	13,519
PRIMEDIA, Inc.	4,462	25,389
Scholastic Corp. *	2,652	82,477
Valassis Communications, Inc. * (a)	4,214	66,960
VistaPrint, Ltd. * (a)	3,793	118,797
		544,222
Railroads & Equipment - 0.28%
Genesee & Wyoming, Inc., Class A *	2,748	112,173
Greenbrier Company, Inc. (a)	1,411	37,039
Wabtec Corp.	4,263	198,528
		347,740
Real Estate - 5.30%
Acadia Realty Trust, REIT	2,832	70,064
Agree Realty Corp., REIT	647	16,861
Alesco Financial, Inc., REIT	5,754	15,306
Alexander's, Inc., REIT *	176	60,720
Alexandria Real Estate Equities, Inc., REIT	2,769	288,807
American Campus Communities, Inc., REIT	3,139	95,488
Anthracite Capital, Inc., REIT	5,727	53,662
Anworth Mortgage Asset Corp., REIT	6,666	47,129
Arbor Realty Trust, Inc., REIT	1,157	16,256
Ashford Hospitality Trust, Inc., REIT	9,358	57,458
Associated Estates Realty Corp., REIT	1,369	16,045
Avatar Holdings, Inc. *	532	18,444
BioMed Realty Trust, Inc., REIT	6,277	164,960
BRT Realty Trust, REIT	672	8,676
Capital Lease Funding, Inc., REIT (a)	4,059	33,649

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
Capital Trust, Inc., Class A, REIT (a)	1,546	$44,757
CBRE Realty Finance, Inc., REIT (a)	2,918	11,701
Cedar Shopping Centers, Inc., REIT	3,966	48,385
Chimera Investment Corp. (a)	2,935	40,679
Corporate Office Properties Trust, REIT	3,428	129,955
Cousins Properties, Inc., REIT (a)	3,553	94,048
Crystal River Capital, Inc., REIT (a)	2,386	13,314
DCT Industrial Trust, Inc., REIT	14,924	145,509
DiamondRock Hospitality Company, REIT	8,266	113,327
Digital Realty Trust, Inc., REIT (a)	4,901	207,312
DuPont Fabros Technology, Inc., REIT	3,138	63,513
EastGroup Properties, Inc., REIT	2,030	96,486
Education Realty Trust, Inc., REIT	2,498	32,599
Entertainment Properties Trust, REIT	2,424	133,441
Equity Lifestyle Properties, Inc., REIT	1,752	87,057
Equity One, Inc., REIT	3,155	73,228
Extra Space Storage, Inc., REIT	5,588	93,040
FelCor Lodging Trust, Inc., REIT	5,560	82,622
First Industrial Realty Trust, Inc., REIT	3,915	122,657
First Potomac Realty Trust, REIT	2,214	38,612
Franklin Street Properties Corp., REIT	5,200	76,804
Getty Realty Corp., REIT	1,599	27,839
Glimcher Realty Trust, REIT	3,460	44,807
GMH Communities Trust, REIT	2,896	21,257
Gramercy Capital Corp., REIT (a)	3,538	59,261
Grubb & Ellis Company	3,543	20,266
Healthcare Realty Trust, Inc., REIT	4,432	117,670
Hersha Hospitality Trust, REIT	3,712	35,301
Highwoods Properties, Inc., REIT	4,988	179,568
Hilltop Holdings, Inc. *	4,307	45,223
Home Properties, Inc., REIT (a)	2,860	146,432
Inland Real Estate Corp., REIT (a)	5,066	79,536
Investors Real Estate Trust, SBI, REIT (a)	5,152	53,890
Jer Investors Trust, Inc., REIT (a)	2,323	20,861
Kite Realty Group Trust, REIT	1,920	26,688
LaSalle Hotel Properties, REIT	3,500	114,870
Lexington Corporate Property Trust, REIT (a)	5,519	86,041
LTC Properties, Inc., REIT	2,045	56,851
Maguire Properties, Inc., REIT (a)	3,409	53,555
Medical Properties Trust, Inc., REIT (a)	5,583	68,168
Meruelo Maddux Properties, Inc. *	3,868	10,830
MFA Mortgage Investments, Inc., REIT	13,200	95,964
Mid-America Apartment Communities, Inc.,
REIT	2,202	123,268
Mission West Properties, Inc., REIT	1,777	20,844
National Health Investments, Inc., REIT	1,984	61,504
National Retail Properties, Inc., REIT (a)	6,106	138,667
Nationwide Health Properties, Inc., REIT	8,298	283,211
Newcastle Investment Corp., REIT	3,735	37,051
NorthStar Realty Finance Corp., REIT (a)	5,467	54,670
Omega Healthcare Investors, REIT	5,892	104,995
Parkway Properties, Inc., REIT	1,427	54,255
Pennsylvania Real Estate
Investment Trust, REIT	2,849	76,496
Post Properties, Inc., REIT	3,778	134,157
PS Business Parks, Inc., REIT	1,398	80,385
RAIT Financial Trust, REIT (a)	5,702	50,748

The accompanying notes are an integral part of the financial statements.
193

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
Ramco-Gershenson Properties Trust, REIT	1,629	$36,408
Realty Income Corp., REIT (a)	8,787	215,281
Redwood Trust, Inc., REIT (a)	2,214	74,722
Resource Capital Corp., REIT (a)	1,929	17,592
Saul Centers, Inc., REIT	942	47,496
Senior Housing Properties Trust, REIT	8,252	183,277
Sovran Self Storage, Inc., REIT	1,861	82,238
Strategic Hotel Cap, Inc., REIT	6,558	90,172
Sun Communities, Inc., REIT	1,560	31,278
Sunstone Hotel Investors, Inc., REIT	5,155	99,234
Tanger Factory Outlet Centers, Inc., REIT (a)	2,695	103,057
Tarragon Realty Investments, Inc. * (a)	1,928	3,952
Thomas Properties Group, Inc.	2,287	23,693
Universal Health Realty Income Trust, REIT	1,014	34,588
Urstadt Biddle Properties, Inc., REIT	1,875	32,438
U-Store-It Trust, REIT	4,126	52,441
Washington Real Estate Investment Trust,
REIT (a)	3,909	131,694
Winthrop Realty Trust, REIT	4,475	19,780
		6,577,041
Retail - 0.02%
hhgregg, Inc. *	880	9,663
Titan Machinery, Inc. *	514	12,490
		22,153
Retail Grocery - 0.35%
Ingles Markets, Inc.	1,082	26,357
PriceSmart, Inc.	1,188	27,966
Ruddick Corp.	3,601	127,944
The Great Atlantic & Pacific Tea Company,
Inc. * (a)	2,469	61,552
United Natural Foods, Inc. *	3,785	80,507
Village Super Market, Inc.	254	11,900
Weis Markets, Inc.	1,114	38,444
Winn-Dixie Stores, Inc. *	2,966	53,536
		428,206
Retail Trade - 2.35%
99 Cents Only Stores *	4,184	35,020
A.C. Moore Arts & Crafts, Inc. *	1,864	13,029
Aaron Rents, Inc., Class B	4,033	90,299
Aeropostale, Inc. *	5,836	203,910
Big 5 Sporting Goods Corp. (a)	2,062	18,537
Bon-Ton Stores, Inc.	966	6,434
Books-A-Million, Inc.	1,219	9,155
Borders Group, Inc.	5,230	32,112
Build A Bear Workshop, Inc. * (a)	1,422	13,011
Building Materials Holding Corp. (a)	2,890	7,745
Cabela's, Inc. * (a)	3,381	46,827
Cache, Inc. *	908	11,523
Carrols Restaurant Group, Inc. *	1,503	10,431
Casey's General Stores, Inc.	4,446	97,323
Cash America International, Inc.	2,603	93,083
Casual Male Retail Group, Inc. * (a)	3,323	13,591
Cato Corp., Class A	2,461	38,638
Charlotte Russe Holding, Inc. *	2,176	40,822
Charming Shoppes, Inc. * (a)	10,349	60,128

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Children's Place Retail Stores, Inc. *	1,981	$68,186
Christopher & Banks Corp.	3,162	35,573
Citi Trends, Inc. *	1,222	27,128
Collective Brands, Inc. *	5,709	64,683
Conn's, Inc. * (a)	1,076	18,583
CSS Industries, Inc.	666	19,634
DSW, Inc., Class A * (a)	1,410	20,826
Eddie Bauer Holdings, Inc. *	3,021	13,957
FGX International Holdings, Ltd. *	1,098	11,320
Finish Line, Inc. *	3,796	30,102
First Cash Financial Services, Inc. *	2,249	34,612
Fossil, Inc. *	3,819	121,101
Fred's, Inc., Class A	3,547	44,515
FTD Group, Inc.	1,647	24,293
Gaiam, Inc., Class A * (a)	1,528	23,699
Genesco, Inc. *	1,987	57,007
Haverty Furniture Companies, Inc. (a)	1,612	16,958
Hibbett Sports, Inc. *	2,520	52,970
Hot Topic, Inc. *	4,040	21,210
J. Crew Group, Inc. *	3,373	125,712
Jo-Ann Stores, Inc. *	2,213	49,815
Kenneth Cole Productions, Inc., Class A (a)	813	12,683
Longs Drug Stores Corp.	2,852	135,242
Marinemax, Inc. * (a)	1,455	14,244
New York & Company, Inc. *	1,995	16,678
NexCen Brands, Inc. *	4,494	2,966
Pacific Sunwear of California, Inc. *	6,159	58,511
Pantry, Inc. *	2,056	25,083
PC Connection, Inc. *	832	9,060
Pier 1 Imports, Inc. * (a)	7,785	56,130
Regis Corp.	3,862	117,173
Rent-A-Center, Inc. *	5,841	122,544
Retail Ventures, Inc. *	2,448	13,660
School Specialty, Inc. *	1,715	53,834
Shoe Carnival, Inc. *	775	11,315
Sonic Automotive, Inc.	2,501	46,644
Spectrum Brands, Inc. * (a)	3,845	15,995
Stein Mart, Inc. (a)	2,522	14,552
Systemax, Inc. * (a)	951	18,430
Talbots, Inc. (a)	2,126	15,392
The Buckle, Inc.	1,201	55,042
The Dress Barn, Inc. *	4,091	63,288
The Men's Wearhouse, Inc.	4,480	92,870
The Wet Seal, Inc., Class A *	7,526	33,716
Tuesday Morning Corp. * (a)	2,684	13,903
Tween Brands, Inc. *	2,161	42,917
ValueVision Media, Inc., Class A *	2,619	11,550
Zale Corp. * (a)	3,887	84,659
Zumiez, Inc. * (a)	1,526	31,985
		2,913,568
Sanitary Services - 0.30%
Casella Waste Systems, Inc., Class A *	2,074	23,146
Darling International, Inc. *	7,046	113,511
Insituform Technologies, Inc., Class A * (a)	2,446	45,104
Waste Connections, Inc. *	5,980	196,324
		378,085

The accompanying notes are an integral part of the financial statements.
194

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors - 2.60%
Actel Corp. *	2,327	$39,908
Advanced Analogic Technologies, Inc. *	3,497	24,409
Advanced Energy Industries, Inc. *	3,200	50,688
American Superconductor Corp. *	3,597	126,902
Amkor Technology, Inc. *	9,219	98,274
Applied Micro Circuits Corp. *	5,842	57,310
Asyst Technologies, Inc. *	4,583	16,270
ATMI, Inc. *	2,777	83,116
AuthenTec, Inc. *	802	10,931
Axcelis Technologies, Inc. *	9,091	51,910
Brooks Automation, Inc. *	5,839	59,499
Cabot Microelectronics Corp. * (a)	2,075	76,982
Cavium Networks, Inc. * (a)	632	16,470
Cirrus Logic, Inc. *	7,861	51,568
Cymer, Inc. *	2,639	81,598
Diodes, Inc. *	2,587	73,031
DSP Group, Inc. *	2,735	22,810
Emulex Corp. *	7,533	105,613
Entegris, Inc. *	10,260	78,899
Exar Corp. *	3,682	28,940
FormFactor, Inc. *	4,213	91,970
Hittite Microwave Corp. *	1,440	57,528
IXYS Corp. *	2,180	25,419
Kulicke & Soffa Industries, Inc. * (a)	4,844	34,295
Lattice Semiconductor Corp. *	10,754	38,284
LTX Corp. *	5,808	17,075
Mattson Technology, Inc. *	4,479	22,485
Micrel, Inc.	4,580	43,968
Microsemi Corp. *	6,674	182,868
Microtune, Inc. *	4,854	20,290
MIPS Technologies, Inc., Class A *	4,029	15,391
MKS Instruments, Inc. *	4,019	94,688
Monolithic Power Systems, Inc. *	2,211	53,572
Netlogic Microsystems, Inc. * (a)	1,458	55,054
OmniVision Technologies, Inc. *	4,784	77,501
ON Semiconductor Corp. *	28,057	277,484
Pericom Semiconductor Corp. *	2,303	43,158
Photronics, Inc. *	3,703	33,253
PLX Technology, Inc. *	2,624	21,937
PMC-Sierra, Inc. *	18,773	159,758
Rubicon Technology, Inc. *	618	14,134
Rudolph Technologies, Inc. *	2,808	28,248
Semitool, Inc. * (a)	2,061	17,292
Semtech Corp. *	5,465	95,747
Silicon Image, Inc. *	6,956	48,901
Skyworks Solutions, Inc. *	13,998	144,599
Spansion, Inc. *	9,605	30,256
Techwell, Inc. *	1,361	17,992
Tessera Technologies, Inc. *	4,243	89,400
Triquint Semiconductor, Inc. *	12,263	81,672
Ultra Clean Holdings, Inc. *	1,666	17,376
Ultratech, Inc. *	2,092	33,493
Veeco Instruments, Inc. * (a)	2,794	53,729
Volterra Semiconductor Corp. *	1,914	30,433
		3,224,378

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 3.00%
ACI Worldwide, Inc. *	3,050	$53,101
Actuate Corp. *	5,424	26,903
Advent Software, Inc. *	1,521	65,357
Allscripts Healthcare Solution, Inc. * (a)	4,914	61,081
American Reprographics Company *	2,594	47,444
Ansoft Corp. *	1,509	55,048
ANSYS, Inc. *	6,778	320,599
ArcSight, Inc. *	750	6,465
AsiaInfo Holdings, Inc. *	2,844	39,105
Avid Technology, Inc. * (a)	3,376	72,449
Blackbaud, Inc.	3,850	91,091
Blackboard, Inc. *	2,680	101,518
Bottomline Technologies, Inc. *	1,984	19,741
CIBER, Inc. *	4,923	34,560
Commvault Systems, Inc. *	3,227	56,505
Concur Technologies, Inc. *	3,748	137,439
Deltek, Inc. *	970	9,739
DivX, Inc. * (a)	2,164	21,186
Double-Take Software, Inc. *	803	10,471
Eclipsys Corp. *	3,995	81,498
Epicor Software Corp. *	5,215	44,745
EPIQ Systems, Inc. *	2,753	45,397
FARO Technologies, Inc. *	1,495	42,862
i2 Technologies, Inc. *	1,486	17,832
Igate Corp. *	2,037	17,416
InfoUSA, Inc.	3,044	17,077
Innerworkings, Inc. * (a)	2,101	26,956
Interactive Intelligence, Inc. *	1,206	15,714
iPass, Inc. * (a)	4,936	10,612
JDA Software Group, Inc. *	2,293	46,777
Lawson Software, Inc. *	10,877	94,847
Magma Design Automation, Inc. *	3,769	28,456
Manhattan Associates, Inc. *	2,272	57,709
ManTech International Corp. *	1,691	85,277
MedAssets, Inc. *	1,333	23,807
MicroStrategy, Inc., Class A *	837	66,634
Midway Games, Inc. * (a)	2,893	6,365
Monotype Imaging Holdings, Inc. *	1,068	14,642
MSC Software Corp. *	3,934	48,664
NetSuite, Inc. *	686	15,613
Nuance Communications, Inc. *	13,174	259,791
Omnicell, Inc. *	3,010	39,973
Omniture, Inc. * (a)	3,873	95,470
Packeteer, Inc. *	3,293	23,380
PDF Solutions, Inc. *	2,203	12,425
Pegasystems, Inc.	1,255	15,462
Progress Software Corp. *	3,560	110,858
PROS Holdings, Inc. *	752	8,768
QAD, Inc.	1,368	10,479
Quality Systems, Inc. (a)	1,483	48,835
Secure Computing Corp. *	4,330	23,079
Smith Micro Software, Inc. *	2,666	22,501
Solera Holdings, Inc. *	2,329	63,512
SPSS, Inc. *	1,626	64,016
Sybase, Inc. *	7,942	254,303
Synchronoss Technologies, Inc. * (a)	1,655	21,995

The accompanying notes are an integral part of the financial statements.
195

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Software (continued)
Take-Two Interactive Software, Inc. *	6,716	$181,802
Taleo Corp. *	1,496	29,606
THQ, Inc. *	5,861	125,719
Tradestation Group, Inc. *	2,621	27,599
TriZetto Group, Inc. *	3,752	80,555
Ultimate Software Group, Inc. *	2,176	82,318
Unica Corp. *	1,026	8,618
Websense, Inc. *	3,941	69,322
		3,719,088
Steel - 0.33%
Esmark, Inc. *	1,200	22,680
Northwest Pipe Company *	786	36,934
Olympic Steel, Inc.	769	49,970
Schnitzer Steel Industries, Inc.	1,911	191,367
Worthington Industries, Inc. (a)	5,684	113,339
		414,290
Telecom Services - 0.01%
Neutral Tandem, Inc. *	706	13,661

Telecommunications Equipment &
Services - 1.97%
ADTRAN, Inc.	4,791	119,248
Alaska Communications Systems Group, Inc.	3,745	48,460
Arris Group, Inc. *	10,819	101,266
Aruba Networks, Inc. *	896	5,627
Atheros Communications, Inc. *	5,164	172,581
Comtech Telecommunications Corp. *	2,025	93,757
Consolidated Communications Holdings, Inc. (a)	2,104	31,560
CPI International, Inc. *	672	8,192
Ditech Networks, Inc. *	2,853	6,790
Fairpoint Communications, Inc. (a)	8,021	72,189
General Communication, Inc., Class A *	4,928	36,270
GeoEye, Inc. *	1,633	27,843
Global Crossing, Ltd. * (a)	3,213	58,220
Globalstar, Inc. *	2,576	7,522
Harmonic, Inc. *	8,219	79,067
Harris Stratex Networks, Inc., Class A *	2,388	26,841
Hughes Communications, Inc. *	615	28,530
iBasis, Inc. *	3,064	10,264
ICO Global Communications Holdings, Ltd. *	9,539	42,925
Infinera Corp. *	1,601	22,862
InterDigital, Inc. *	4,150	103,709
Iowa Telecommunications Services, Inc. (a)	2,782	53,470
J2 Global Communications, Inc. *	3,919	103,932
Loral Space & Communications, Inc. *	1,104	21,407
Mastec, Inc. *	3,843	45,309
Network Equipment Technologies, Inc. * (a)	2,777	13,580
Nextwave Wireless, Inc. * (a)	3,055	16,405
NTELOS Holdings Corp.	2,504	69,912
Oplink Communications, Inc. *	1,857	20,576
OpNext, Inc. *	1,923	11,153
Optium Corp. *	1,266	13,926
Orbcomm, Inc. * (a)	2,466	15,265
PAETEC Holding Corp. *	9,206	81,381
Plantronics, Inc.	4,218	102,455
Polycom, Inc. *	8,044	200,456

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telecommunications Equipment &
Services (continued)
Powerwave Technologies, Inc. * (a)	11,933	$48,090
Premiere Global Services, Inc. *	5,398	81,780
RCN Corp. * (a)	2,846	34,465
SAVVIS, Inc. * (a)	2,493	41,583
Shenandoah Telecommunications Company (a)	1,157	18,952
Sonus Networks, Inc. * (a)	23,697	101,660
Starent Networks Corp. * (a)	1,207	21,135
SureWest Communications	1,337	13,129
Symmetricom, Inc. *	4,345	18,292
Tekelec, Inc. *	5,098	85,595
UTStarcom, Inc. * (a)	9,910	47,568
Viasat, Inc. *	2,152	46,354
Virgin Mobile USA, Inc. * (a)	2,769	9,913
		2,441,466
Telephone - 0.15%
Atlantic Tele-Network, Inc.	814	24,387
Cbeyond Communications, Inc. *	1,864	34,577
Centennial Communications Corp., Class A *	2,357	17,843
Cincinnati Bell, Inc. *	22,257	93,702
IDT Corp. (a)	4,686	16,729
		187,238
Tires & Rubber - 0.07%
Cooper Tire & Rubber Company	5,365	58,908
Myers Indiana, Inc.	2,515	30,557
		89,465
Tobacco - 0.20%
Alliance One International, Inc. *	8,564	51,470
Schweitzer Mauduit International, Inc.	1,405	28,662
Universal Corp.	2,353	116,732
Vector Group, Ltd. (a)	2,812	49,126
		245,990
Toys, Amusements & Sporting Goods - 0.18%
Jakks Pacific, Inc. *	2,414	56,970
Marvel Entertainment, Inc. *	4,348	147,963
Russ Berrie & Company, Inc. *	1,497	18,099
		223,032
Transportation - 0.98%
Air Transport Services Group Inc *	5,910	9,751
American Commercial Lines, Inc. *	4,361	66,898
Arlington Tankers, Ltd.	1,201	27,947
Atlas Air Worldwide Holdings, Inc. *	1,150	71,185
Bristow Group, Inc. *	1,738	90,845
Double Hull Tankers, Inc. (a)	1,845	18,967
Dynamex, Inc. *	922	23,115
Eagle Bulk Shipping, Inc. (a)	4,103	136,794
Genco Shipping & Trading, Ltd. (a)	1,753	123,131
General Maritime Corp. (a)	2,524	71,253
Golar LNG, Ltd. (a)	3,143	57,737
Horizon Lines, Inc. (a)	2,639	33,172
Knightsbridge Tankers, Ltd. (a)	1,489	50,313
Marten Transport, Ltd. *	1,374	24,622
Nordic American Tanker Shipping, Ltd. (a)	2,636	100,853
Pacer International, Inc.	3,035	68,166

The accompanying notes are an integral part of the financial statements.
196

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Transportation (continued)
PHI, Inc. *	1,207	$47,339
Saia, Inc. *	1,220	16,970
Ship Finance International, Ltd. (a)	2,782	85,380
TBS International, Ltd. *	428	19,936
Teekay Tankers Ltd. (a)	1,176	25,754
Textainer Group Holdings, Ltd.	630	14,125
Ultrapetrol Bahamas, Ltd. *	1,389	21,154
Universal Truckload Services, Inc. *	553	13,471
		1,218,878
Travel Services - 0.02%
Ambassadors Group, Inc.	1,448	26,875

Trucking & Freight - 0.53%
Arkansas Best Corp.	1,964	72,982
Celadon Group, Inc. *	1,960	22,344
Forward Air Corp.	2,621	97,108
Heartland Express, Inc. (a)	5,062	77,955
Hub Group, Inc., Class A *	3,405	122,852
Knight Transportation, Inc. (a)	4,988	91,081
Old Dominion Freight Lines, Inc. *	2,589	78,136
Wabash National Corp. (a)	2,771	23,775
Werner Enterprises, Inc. (a)	4,026	76,253
		662,486
Utility Service - 0.07%
Consolidated Water Company, Ltd. (a)	1,308	25,885
ENGlobal Corp. * (a)	1,526	15,672
SJW Corp. (a)	1,364	42,366
		83,923
TOTAL COMMON STOCKS (Cost $105,868,845)		$105,856,985

PREFERRED STOCKS - 0.03%

Healthcare Products - 0.03%
Inverness Medical Innovations, Inc.,
Series B, 3.00%	126	32,634
TOTAL PREFERRED STOCKS (Cost $31,393)		$32,634

RIGHTS - 0.00%

Financial Services - 0.00%
TICC Capital Corp. (Expiration Date
06/13/2008) *	381	110
TOTAL RIGHTS (Cost $0)		$110

SHORT TERM INVESTMENTS - 26.71%
Federal Home Loan Bank
zero coupon due 06/02/2008	$10,000,000	$9,998,542
Federal Home Loan Bank Discount Notes
zero coupon due 07/02/2008	1,200,000	1,197,985
John Hancock Cash
Investment Trust, 2.5216% (c)(h)	16,595,520	16,595,520

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
Rabobank USA Financial Company
2.00% due 06/02/2008	$5,330,000	$5,329,704
TOTAL SHORT TERM INVESTMENTS
(Cost $33,121,751)		$33,121,751
Total Investments (Small Cap Index Fund)
(Cost $139,021,989) - 112.09%		$139,011,480
Liabilities in Excess of Other Assets - (12.09)%		(14,989,718)
TOTAL NET ASSETS - 100.00%		$124,021,762

Small Cap Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.73%

Air Travel - 0.32%
Republic Airways Holdings, Inc. *	37,600	$457,968

Aluminum - 0.99%
Century Aluminum Company *	19,508	1,424,084

Apparel & Textiles - 3.29%
Deckers Outdoor Corp. *	5,900	806,648
Interface, Inc., Class A	123,375	1,746,990
Wolverine World Wide, Inc.	75,814	2,176,620
		4,730,258
Auto Parts - 0.75%
Noble International, Ltd. (a)	118,002	671,431
Tenneco, Inc. *	17,100	410,058
		1,081,489
Automobiles - 3.27%
Penske Auto Group, Inc. (a)	119,614	2,498,736
Rush Enterprises, Inc., Class A *	9,342	151,154
Rush Enterprises, Inc., Class B *	136,347	2,050,659
		4,700,549
Banking - 5.25%
Bank of the Ozarks, Inc.	60,645	1,477,919
Columbia Banking System, Inc.	52,400	1,400,652
First Midwest BanCorp, Inc.(IL) (a)	40,400	1,054,440
Glacier Bancorp, Inc. (a)	61,800	1,281,732
Silver State Bancorp * (a)	39,800	116,614
SVB Financial Group *	27,000	1,383,750
UCBH Holdings, Inc.	50,700	247,416
Virginia Commerce Bancorp, Inc. *	96,470	583,643
		7,546,166
Biotechnology - 1.19%
Techne Corp. *	21,800	1,711,300

Building Materials & Construction - 1.12%
Drew Industries, Inc. *	49,894	1,096,670
Quanex Building Products Corp. *	28,950	509,520
		1,606,190
Computers & Business Equipment - 1.05%
Digi International, Inc. *	56,402	508,746

The accompanying notes are an integral part of the financial statements.
197

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment
(continued)
NETGEAR, Inc. *	52,523	$997,412
		1,506,158
Construction & Mining Equipment - 0.84%
Pason Systems, Inc.	70,472	1,212,833

Crude Petroleum & Natural Gas - 0.98%
Carrizo Oil & Gas, Inc. *	21,100	1,412,856

Domestic Oil - 3.42%
Mariner Energy, Inc. *	66,200	2,164,740
Oil States International, Inc. *	46,976	2,744,338
		4,909,078
Drugs & Health Care - 2.75%
Qiagen NV * (a)	34,200	680,922
West Pharmaceutical Services, Inc.	69,100	3,277,413
		3,958,335
Electrical Equipment - 3.81%
Anixter International, Inc. *	36,950	2,402,119
General Cable Corp. *	43,400	3,072,720
		5,474,839
Electrical Utilities - 0.96%
ITC Holdings Corp.	25,225	1,376,528

Electronics - 1.09%
TTM Technologies, Inc. *	107,132	1,559,842

Energy - 0.87%
New Jersey Resources Corp.	37,692	1,255,520

Financial Services - 3.93%
Affiliated Managers Group, Inc. *	29,020	2,974,550
Delphi Financial Group, Inc.	35,400	1,022,706
World Acceptance Corp. * (a)	37,400	1,653,828
		5,651,084
Food & Beverages - 2.05%
Flowers Foods, Inc.	104,800	2,948,024

Gas & Pipeline Utilities - 1.44%
South Jersey Industries, Inc.	54,200	2,073,150

Household Products - 1.02%
Tempur-Pedic International, Inc. (a)	136,948	1,470,822

Industrial Machinery - 2.83%
Actuant Corp., Class A	69,514	2,537,956
Middleby Corp. *	26,712	1,524,988
		4,062,944
Insurance - 4.84%
Aspen Insurance Holdings, Ltd.	71,810	1,835,464
Max Re Capital, Ltd.	53,300	1,285,596
Meadowbrook Insurance Group, Inc.	183,900	1,263,393
Tower Group, Inc.	50,800	1,324,356
Zenith National Insurance Corp.	30,800	1,242,780
		6,951,589
Internet Software - 1.18%
DealerTrack Holdings, Inc. *	33,500	704,840

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Internet Software (continued)
Digital River, Inc. *	24,900	$997,494
		1,702,334
Investment Companies - 2.19%
KKR Financial Holdings LLC	258,860	3,147,738

Leisure Time - 0.99%
Penn National Gaming, Inc. *	30,549	1,418,085

Manufacturing - 8.12%
Carlisle Companies, Inc.	58,210	1,945,960
Ceradyne, Inc. *	68,812	2,967,862
Kaydon Corp. (a)	24,000	1,466,640
Koppers Holdings, Inc.	58,500	2,526,030
Spartan Motors, Inc. (a)	306,409	2,766,873
		11,673,365
Metal & Metal Products - 4.77%
A. M. Castle & Company	57,200	1,877,876
Haynes International, Inc. *	11,400	778,962
Horsehead Holding Corp. *	89,800	1,261,690
RBC Bearings, Inc. *	34,500	1,299,960
Reliance Steel & Aluminum Company	24,184	1,643,786
		6,862,274
Mining - 0.80%
AMCOL International Corp.	37,210	1,148,301

Oil & Gas Drilling - 0.38%
Rex Energy Corp. *	24,200	541,112

Petroleum Services - 2.14%
Core Laboratories N.V. *	16,841	2,304,186
Flotek Industries, Inc. * (a)	45,100	772,563
		3,076,749
Real Estate - 16.31%
Anthracite Capital, Inc., REIT	152,656	1,430,387
Ashford Hospitality Trust, Inc., REIT	256,289	1,573,614
BioMed Realty Trust, Inc., REIT	71,700	1,884,276
Capstead Mortage Corp., REIT	119,000	1,630,300
Corporate Office Properties Trust, REIT	65,247	2,473,514
DuPont Fabros Technology, Inc., REIT	104,000	2,104,960
Equity One, Inc., REIT	73,773	1,712,271
Gramercy Capital Corp., REIT (a)	132,804	2,224,467
Hatteras Financial Corp., REIT *	40,400	1,076,660
Jer Investors Trust, Inc., REIT (a)	184,848	1,659,935
LaSalle Hotel Properties, REIT	37,980	1,246,504
NorthStar Realty Finance Corp., REIT (a)	228,600	2,286,000
RAIT Financial Trust, REIT (a)	240,226	2,138,011
		23,440,899
Retail Grocery - 1.30%
Ruddick Corp.	52,371	1,860,742

Retail Trade - 2.22%
Cash America International, Inc.	31,700	1,133,592
Hibbett Sports, Inc. * (a)	35,000	735,700
Sonic Automotive, Inc.	71,200	1,327,880
		3,197,172
Semiconductors - 3.87%
Diodes, Inc. *	123,494	3,486,236

The accompanying notes are an integral part of the financial statements.
198

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors (continued)
Silicon Motion Technology Corp., ADR * (a)	107,500	$2,076,900
		5,563,136
Telecommunications Equipment &
Services - 3.84%
Comtech Telecommunications Corp. *	44,200	2,046,460
DataPath, Inc. * (g)	104,700	261,750
J2 Global Communications, Inc. *	89,000	2,360,280
NeuStar, Inc., Class A *	36,100	844,379
		5,512,869
Trucking & Freight - 3.56%
Landstar Systems, Inc.	16,043	893,916
Old Dominion Freight Lines, Inc. *	44,600	1,346,028
Oshkosh Corp.	71,134	2,874,525
		5,114,469
TOTAL COMMON STOCKS (Cost $134,555,373)		$143,340,851

SHORT TERM INVESTMENTS - 17.37%
John Hancock Cash
Investment Trust, 2.5216% (c)(h)	$24,967,787	$24,967,787
TOTAL SHORT TERM INVESTMENTS
(Cost $24,967,787)		$24,967,787
Total Investments (Small Cap Opportunities Fund)
(Cost $159,523,160) - 117.10%		$168,308,638
Liabilities in Excess of Other Assets - (17.10)%		(24,581,666)
TOTAL NET ASSETS - 100.00%		$143,726,972

Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.68%

Aerospace - 1.19%
Esterline Technologies Corp. *	12,084	$748,362
Teledyne Technologies, Inc. *	1,303	72,551
		820,913
Agriculture - 0.30%
Fresh Del Monte Produce, Inc. *	7,047	208,168

Air Travel - 0.18%
Republic Airways Holdings, Inc. *	10,017	122,007

Aluminum - 0.81%
Superior Essex, Inc. *	12,889	560,672

Apparel & Textiles - 3.18%
Maidenform Brands, Inc. *	9,964	149,859
Movado Group, Inc.	3,438	76,324
Perry Ellis International, Inc. *	7,860	214,264
Skechers U.S.A., Inc., Class A *	5,571	133,982
The Gymboree Corp. *	22,317	1,029,706
The Warnaco Group, Inc. *	12,207	588,255
		2,192,390

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Auto Parts - 1.50%
Autoliv, Inc.	1,386	$75,773
Lear Corp. *	18,048	464,736
TRW Automotive Holdings Corp. *	19,694	491,365
		1,031,874
Automobiles - 0.16%
Americas Car Mart, Inc. *	6,863	113,171

Banking - 4.18%
BancFirst Corp.	3,475	150,919
Bank of Hawaii Corp.	15,580	842,878
Charter Financial Corp.	897	28,605
Commerce Bancshares, Inc.	5,803	254,868
Financial Institutions, Inc.	2,711	49,910
First Citizens Bancshares, Inc.	860	137,118
First Regional Bancorp *	3,523	37,590
IBERIABANK Corp.	31	1,635
Oriental Financial Group, Inc.	32,345	588,679
Prosperity Bancshares, Inc.	4,742	151,460
Southside Bancshares, Inc.	766	16,768
SVB Financial Group *	12,105	620,381
		2,880,811
Biotechnology - 2.19%
Bio-Rad Laboratories, Inc., Class A *	726	64,963
Invitrogen Corp. *	15,142	695,926
Martek Biosciences Corp. * (a)	19,905	751,613
		1,512,502
Building Materials & Construction - 3.65%
Apogee Enterprises, Inc.	4,744	112,623
Chicago Bridge & Iron Company N.V.	15,257	697,245
EMCOR Group, Inc. *	36,946	1,084,365
Lennox International, Inc.	5,388	173,601
Perini Corp. *	11,557	444,829
		2,512,663
Business Services - 3.83%
Acxiom Corp.	22,132	324,677
Bowne & Company, Inc.	3,575	54,948
CGI Group, Inc., Class A *	3,799	41,257
COMSYS IT Partners, Inc. *	10,997	110,410
EZCORP, Inc., Class A *	7,059	89,155
Hewitt Associates, Inc., Class A *	7,509	294,053
Insight Enterprises, Inc. *	20,228	271,055
Michael Baker Corp. *	5,409	121,540
PC Mall, Inc. * (a)	15,526	200,906
Standard Parking Corp. *	1,807	38,742
Watson Wyatt Worldwide, Inc., Class A	18,607	1,089,812
		2,636,555
Cellular Communications - 1.21%
Brightpoint, Inc. *	1,159	11,416
Syniverse Holdings, Inc. *	38,050	820,358
		831,774
Chemicals - 2.93%
Celanese Corp., Series A	16,234	790,596
CF Industries Holdings, Inc.	3,768	515,839

The accompanying notes are an integral part of the financial statements.
199

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Chemicals (continued)
Terra Industries, Inc.	16,307	$711,474
		2,017,909
Coal - 1.05%
Massey Energy Company	11,221	725,101

Computers & Business Equipment - 2.12%
Immersion Corp. *	2,298	19,694
Lexmark International, Inc. *	7,759	285,997
Parametric Technology Corp. *	3,886	72,979
Radiant Systems, Inc. *	10,367	140,576
Standard Microsystems Corp. *	15,300	498,780
Super Micro Computer, Inc. *	1,578	11,330
Western Digital Corp. *	11,458	430,019
		1,459,375
Cosmetics & Toiletries - 0.03%
Helen of Troy, Ltd. *	1,218	21,766

Crude Petroleum & Natural Gas - 1.48%
Unit Corp. *	1,864	142,950
W&T Offshore, Inc.	15,715	876,269
		1,019,219
Domestic Oil - 3.49%
Holly Corp.	14,515	616,162
McMoran Exploration Company * (a)	4,458	142,299
Oil States International, Inc. *	12,005	701,332
Stone Energy Corp. *	14,009	946,728
		2,406,521
Drugs & Health Care - 1.53%
Invacare Corp.	9,824	178,600
Molina Healthcare, Inc. * (a)	19,362	583,958
Vivus, Inc. * (a)	42,779	292,609
		1,055,167
Electrical Equipment - 3.06%
FLIR Systems, Inc. *	18,757	739,401
GrafTech International, Ltd. *	33,903	895,039
Methode Electronics, Inc.	30,471	348,588
Wesco International, Inc. *	2,818	124,866
		2,107,894
Electrical Utilities - 0.41%
El Paso Electric Company *	13,127	283,674

Electronics - 4.75%
Analogic Corp.	4,929	330,342
Axsys Technologies, Inc. *	935	55,315
Celestica, Inc. *	90,591	804,448
Cubic Corp.	10,569	267,184
Dolby Laboratories, Inc., Class A *	9,684	464,929
LoJack Corp. *	2,730	25,252
Mentor Graphics Corp. *	3,347	38,993
Stoneridge, Inc. *	2,371	39,667
Synopsys, Inc. *	21,705	571,927
Trimble Navigation, Ltd. *	16,966	675,925
		3,273,982
Financial Services - 1.43%
Calamos Asset Management, Inc.	18,838	381,093

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
City Holding Company	4,711	$202,667
Interactive Brokers Group, Inc. *	10,282	334,885
Knight Capital Group, Inc. *	3,635	64,739
		983,384
Food & Beverages - 0.68%
Cal-Maine Foods, Inc. (a)	1,067	33,290
Flowers Foods, Inc.	7,121	200,314
Ralcorp Holdings, Inc. *	3,906	234,360
		467,964
Gas & Pipeline Utilities - 2.43%
Atmos Energy Corp.	5,945	162,833
National Fuel Gas Company	10,993	662,988
Nicor, Inc.	2,731	111,507
Piedmont Natural Gas, Inc. (a)	4,461	120,581
The Laclede Group, Inc.	2,109	84,360
UGI Corp.	19,840	535,283
		1,677,552
Healthcare Products - 2.87%
CONMED Corp. *	7,913	211,198
Hanger Orthopedic Group, Inc. *	1,126	14,638
IDEXX Laboratories, Inc. *	3,646	184,123
Kinetic Concepts, Inc. *	7,242	314,520
Owens & Minor, Inc.	22,236	1,055,765
Synovis Life Technologies, Inc. *	6,251	122,395
Zoll Medical Corp. *	2,034	73,732
		1,976,371
Healthcare Services - 1.89%
AMERIGROUP Corp. *	9,834	271,517
Apria Healthcare Group, Inc. *	39,520	665,912
Pediatrix Medical Group, Inc. *	6,267	337,352
Triple-S Management Corp. * (a)	1,315	24,880
		1,299,661
Hotels & Restaurants - 2.17%
AFC Enterprises, Inc. *	16,660	166,600
Bob Evans Farms, Inc.	1,785	51,962
Burger King Holdings, Inc.	8,840	252,382
CEC Entertainment, Inc. *	24,044	868,950
Choice Hotels International, Inc.	4,525	156,791
		1,496,685
Household Products - 1.13%
Blyth, Inc.	7,534	146,611
Tupperware Brands Corp.	16,429	629,231
		775,842
Industrial Machinery - 2.24%
Actuant Corp., Class A	3,848	140,491
Altra Holdings, Inc. *	835	14,546
Chart Industries, Inc. *	11,391	477,169
EnPro Industries, Inc. *	132	5,293
Gardner Denver, Inc. *	5,117	271,508
Robbins & Myers, Inc.	14,283	578,319
Tecumseh Products Company, Class A *	1,517	52,958
		1,540,284

The accompanying notes are an integral part of the financial statements.
200

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrials - 0.85%
Shaw Group, Inc. *	9,597	$585,417

Insurance - 3.26%
Allied World Assurance Holdings, Ltd.	11,565	527,364
American Financial Group, Inc.	6,604	196,931
American Safety Insurance Holdings, Ltd. *	2,253	36,724
Amerisafe, Inc. *	4,960	78,814
Aspen Insurance Holdings, Ltd.	29,130	744,563
Navigators Group, Inc. *	500	25,245
Platinum Underwriters Holdings, Ltd.	11,655	413,403
Reinsurance Group of America, Inc.	4,359	224,140
		2,247,184
Internet Retail - 1.06%
1-800-Flowers.com, Inc. *	16,137	133,614
Priceline.com, Inc. * (a)	4,454	599,197
		732,811
Internet Service Provider - 0.60%
Earthlink, Inc. *	43,145	414,192

Internet Software - 0.64%
eResearch Technology, Inc. *	27,487	439,517

Leisure Time - 2.70%
Bally Technologies, Inc. *	10,172	457,842
DreamWorks Animation SKG, Inc., Class A *	18,238	575,774
Polaris Industries, Inc. (a)	17,296	825,365
		1,858,981
Life Sciences - 0.02%
Repligen Corp. *	2,912	16,802

Manufacturing - 1.40%
Acuity Brands, Inc.	3,008	160,176
Koppers Holdings, Inc.	5,296	228,681
Mettler-Toledo International, Inc. *	5,532	573,669
		962,526
Medical-Hospitals - 0.51%
Centene Corp. *	14,390	303,773
Exactech, Inc. *	1,880	49,989
		353,762
Metal & Metal Products - 0.35%
Crown Holdings, Inc. *	2,028	58,508
Hawk Corp. *	762	13,655
Mueller Industries, Inc.	4,808	172,078
		244,241
Office Furnishings & Supplies - 0.47%
Knoll, Inc.	21,869	324,317

Paper - 2.09%
Buckeye Technologies, Inc. *	44,780	476,459
Rock-Tenn Company, Class A	27,005	963,809
		1,440,268
Petroleum Services - 2.59%
Atwood Oceanics, Inc. *	3,858	393,169
Basic Energy Services, Inc. *	2,640	75,953
Core Laboratories N.V. *	3,420	467,924
Dril-Quip, Inc. *	2,161	126,073

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Petroleum Services (continued)
Oceaneering International, Inc. *	5,509	$393,122
Trico Marine Services, Inc. * (a)	8,539	327,812
		1,784,053
Pharmaceuticals - 1.62%
Cubist Pharmaceuticals, Inc. *	7,616	145,161
Enzon Pharmaceuticals, Inc. * (a)	3,804	33,475
King Pharmaceuticals, Inc. *	34,816	357,212
Medicis Pharmaceutical Corp., Class A	13,753	327,046
OSI Pharmaceuticals, Inc. *	2,434	85,920
ViroPharma, Inc. * (a)	150	1,439
Watson Pharmaceuticals, Inc. *	5,916	168,961
		1,119,214
Publishing - 0.56%
Valassis Communications, Inc. * (a)	24,455	388,590

Real Estate - 4.60%
BioMed Realty Trust, Inc., REIT	9,812	257,859
Entertainment Properties Trust, REIT	1,670	91,934
Equity Lifestyle Properties, Inc., REIT	15,952	792,655
Essex Property Trust, Inc., REIT	3,530	421,729
Extra Space Storage, Inc., REIT	23,105	384,698
Lexington Corporate Property Trust, REIT	948	14,779
Medical Properties Trust, Inc., REIT	4,334	52,918
Senior Housing Properties Trust, REIT	12,564	279,047
Sovran Self Storage, Inc., REIT	1,849	81,707
Taubman Centers, Inc., REIT	14,745	792,544
		3,169,870
Retail - 0.04%
Sport Supply Group, Inc. *	2,573	26,785

Retail Trade - 3.93%
Big Lots, Inc. *	21,168	657,478
Cash America International, Inc.	23,784	850,516
Dollar Tree, Inc. *	10,568	389,959
Fossil, Inc. *	1,680	53,273
FTD Group, Inc.	18,134	267,476
J. Crew Group, Inc. *	1,516	56,501
Rent-A-Center, Inc. *	12,215	256,271
Systemax, Inc. * (a)	9,163	177,579
		2,709,053
Sanitary Services - 1.24%
Darling International, Inc. *	53,228	857,503

Semiconductors - 4.01%
Amkor Technology, Inc. *	18,027	192,168
ASM International N.V. (a)	9,852	252,704
Emulex Corp. *	29,341	411,361
Microsemi Corp. *	10,650	291,810
National Semiconductor Corp.	3,013	63,423
OmniVision Technologies, Inc. * (a)	34,041	551,464
Pericom Semiconductor Corp. *	5,339	100,053
QLogic Corp. *	3,192	50,402
Skyworks Solutions, Inc. *	39,766	410,783
Varian Semiconductor Equipment Associates,
Inc. *	10,281	390,986

The accompanying notes are an integral part of the financial statements.
201

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors (continued)
Volterra Semiconductor Corp. *	2,837	$45,108
		2,760,262
Software - 3.93%
ANSYS, Inc. *	10,987	519,685
JDA Software Group, Inc. *	7,599	155,020
Manhattan Associates, Inc. *	654	16,612
ManTech International Corp. *	2,209	111,400
Open Text Corp. * (a)	5,268	189,174
Soapstone Networks, Inc. *	10,486	55,890
Solera Holdings, Inc. *	708	19,307
SPSS, Inc. *	19,255	758,069
Sybase, Inc. *	27,629	884,681
		2,709,838
Steel - 0.11%
AK Steel Holding Corp.	1,035	73,485

Telecommunications Equipment &
Services - 1.24%
CommScope, Inc. *	1,340	73,499
Comtech Telecommunications Corp. *	10,494	485,872
GeoEye, Inc. *	7,874	134,252
Harmonic, Inc. *	3,730	35,883
NTELOS Holdings Corp.	1,339	37,385
Premiere Global Services, Inc. *	5,829	88,309
		855,200
Telephone - 0.95%
CenturyTel, Inc.	14,565	515,747
Cincinnati Bell, Inc. *	32,177	135,465
		651,212
Tires & Rubber - 0.14%
Cooper Tire & Rubber Company	8,998	98,798

Tobacco - 0.06%
Alliance One International, Inc. *	6,617	39,768

Toys, Amusements & Sporting Goods - 0.56%
Jakks Pacific, Inc. *	16,352	385,907

Transportation - 0.93%
Con-way, Inc.	2,744	133,935
Kirby Corp. *	8,756	487,359
Pacer International, Inc.	742	16,665
		637,959
Trucking & Freight - 1.15%
Arkansas Best Corp. (a)	3,472	129,019
Hub Group, Inc., Class A *	7,960	287,197
Landstar Systems, Inc.	6,707	373,714
		789,930
TOTAL COMMON STOCKS (Cost $60,119,942)		$68,689,296

SHORT TERM INVESTMENTS - 7.76%
John Hancock Cash
Investment Trust, 2.5216% (c)(h)	$5,344,229	$5,344,229
TOTAL SHORT TERM INVESTMENTS
(Cost $5,344,229)		$5,344,229

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.45%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.83% to be repurchased at
$311,047 on 6/2/2008,
collateralized by $325,000 Federal
Home Loan Bank, 5.648% due
11/27/2037 (valued at $320,531,
including interest)	$311,000	$311,000
TOTAL REPURCHASE AGREEMENTS
(Cost $311,000)		$311,000
Total Investments (Small Company Fund)
(Cost $65,775,171) - 107.89%		$74,344,525
Liabilities in Excess of Other Assets - (7.89)%		(5,437,394)
TOTAL NET ASSETS - 100.00%		$68,907,131

Small Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.17%

Advertising - 1.56%
inVentiv Health, Inc. *	47,617	$1,557,076
ValueClick, Inc. *	74,653	1,501,272
		3,058,348
Aerospace - 1.01%
TransDigm Group, Inc. *	45,464	1,982,230

Apparel & Textiles - 1.74%
Interface, Inc., Class A	86,073	1,218,794
The Warnaco Group, Inc. *	45,340	2,184,934
		3,403,728
Auto Parts - 0.71%
Tenneco, Inc. *	58,171	1,394,941

Banking - 1.77%
Greenhill & Company, Inc. (a)	26,594	1,602,288
SVB Financial Group * (a)	36,306	1,860,683
		3,462,971
Biotechnology - 1.69%
Affymetrix, Inc. * (a)	63,714	768,391
Human Genome Sciences, Inc. * (a)	88,542	520,627
Myriad Genetics, Inc. * (a)	41,660	2,017,177
		3,306,195
Building Materials & Construction - 1.63%
Eagle Materials, Inc. (a)	44,395	1,591,561
Texas Industries, Inc. (a)	21,841	1,592,209
		3,183,770
Business Services - 6.35%
CoStar Group, Inc. * (a)	42,053	1,972,286
Euronet Worldwide, Inc. * (a)	62,077	1,214,226
Global Payments, Inc.	26,368	1,245,097
Informatica Corp. *	84,256	1,516,608
Korn/Ferry International *	86,571	1,454,393
SRA International, Inc., Class A *	54,529	1,285,794

The accompanying notes are an integral part of the financial statements.
202

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
Syntel, Inc.	40,372	$1,320,164
Tetra Tech, Inc. *	91,262	2,412,967
		12,421,535
Chemicals - 0.51%
Calgon Carbon Corp. * (a)	56,652	1,003,873

Commercial Services - 1.64%
Chemed Corp.	32,544	1,178,744
Live Nation, Inc. * (a)	73,354	1,111,313
Riskmetrics Group, Inc. * (a)	44,023	912,597
		3,202,654
Computers & Business Equipment - 2.23%
Cogent, Inc. * (a)	115,274	1,379,830
MICROS Systems, Inc. *	39,393	1,298,787
Tech Data Corp. *	45,681	1,671,468
		4,350,085
Construction & Mining Equipment - 1.02%
Bucyrus International, Inc., Class A	28,214	1,996,987

Containers & Glass - 0.97%
Greif, Inc., Class A	28,136	1,886,237

Crude Petroleum & Natural Gas - 6.53%
Arena Resources, Inc. *	50,107	2,508,857
Bill Barrett Corp. * (a)	48,052	2,586,639
Carrizo Oil & Gas, Inc. *	42,310	2,833,078
Unit Corp. *	42,094	3,228,189
Whiting Petroleum Corp. *	17,137	1,602,824
		12,759,587
Drugs & Health Care - 2.52%
BioMarin Pharmaceutical, Inc. *	62,483	2,384,976
Mentor Corp. (a)	37,091	1,168,738
Parexel International Corp. *	56,168	1,381,171
		4,934,885
Educational Services - 2.45%
DeVry, Inc.	48,760	2,781,758
Strayer Education, Inc.	10,052	2,009,395
		4,791,153
Electrical Equipment - 3.11%
General Cable Corp. *	38,498	2,725,658
Varian, Inc. *	38,301	2,125,323
Wesco International, Inc. *	27,565	1,221,405
		6,072,386
Electrical Utilities - 2.12%
ITC Holdings Corp.	28,750	1,568,887
Pike Electric Corp. *	99,918	1,557,722
Quanta Services, Inc. *	31,771	1,017,943
		4,144,552
Financial Services - 2.81%
Affiliated Managers Group, Inc. *	18,032	1,848,280
Bankrate, Inc. * (a)	32,250	1,628,625
National Financial Partners Corp. (a)	35,526	867,545
optionsXpress Holdings, Inc.	50,604	1,155,795
		5,500,245

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Food & Beverages - 0.90%
Ralcorp Holdings, Inc. *	29,169	$1,750,140

Healthcare Products - 3.69%
Gen-Probe, Inc. *	26,546	1,511,529
Nuvasive, Inc. * (a)	57,245	2,423,181
The Medicines Company *	68,466	1,252,928
Wright Medical Group, Inc. *	68,416	2,031,271
		7,218,909
Healthcare Services - 1.21%
Pediatrix Medical Group, Inc. *	27,049	1,456,047
The Advisory Board Company *	19,810	914,628
		2,370,675
Hotels & Restaurants - 2.76%
Buffalo Wild Wings, Inc. * (a)	40,701	1,341,098
Choice Hotels International, Inc.	36,136	1,252,113
Jack in the Box, Inc. *	63,019	1,548,377
P.F. Chang's China Bistro, Inc. * (a)	47,080	1,251,386
		5,392,974
Household Products - 0.99%
Church & Dwight, Inc.	33,852	1,927,194

Industrial Machinery - 1.77%
FMC Technologies, Inc. *	27,556	1,979,899
Regal-Beloit Corp.	31,865	1,481,722
		3,461,621
Industrials - 0.55%
EnergySolutions, Inc.	42,019	1,067,283

Insurance - 0.69%
ProAssurance Corp. *	25,540	1,308,414
Security Capital Assurance, Ltd. (a)	58,602	45,124
		1,353,538
Internet Retail - 0.36%
Shutterfly, Inc. * (a)	49,179	708,669

Internet Software - 0.49%
DealerTrack Holdings, Inc. *	45,160	950,166

Leisure Time - 0.67%
National Cinemedia, Inc.	65,975	1,312,903

Manufacturing - 3.26%
Barnes Group, Inc.	51,293	1,638,298
Ceradyne, Inc. *	31,341	1,351,737
Coherent, Inc. *	54,073	1,636,790
Hexcel Corp. *	65,784	1,740,645
		6,367,470
Medical-Hospitals - 2.16%
Cepheid, Inc. *	43,598	1,147,500
LifePoint Hospitals, Inc. *	47,983	1,534,976
VCA Antech, Inc. *	48,987	1,536,722
		4,219,198
Metal & Metal Products - 0.81%
Dynamic Materials Corp.	36,522	1,584,324

Petroleum Services - 1.98%
Dril-Quip, Inc. *	38,353	2,237,514

The accompanying notes are an integral part of the financial statements.
203

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Petroleum Services (continued)
ION Geophysical Corp. *	99,943	$1,638,066
		3,875,580
Pharmaceuticals - 1.93%
AMAG Pharmaceuticals, Inc. * (a)	19,069	762,760
Sciele Pharma, Inc. * (a)	70,632	1,547,547
United Therapeutics Corp. * (a)	15,333	1,464,455
		3,774,762
Pollution Control - 0.87%
Fuel Tech, Inc. * (a)	67,069	1,706,235

Railroads & Equipment - 1.05%
Wabtec Corp.	44,014	2,049,732

Real Estate - 0.91%
BioMed Realty Trust, Inc., REIT	67,891	1,784,175

Retail Trade - 4.76%
AnnTaylor Stores Corp. *	57,059	1,562,275
Big Lots, Inc. *	59,645	1,852,574
Dick's Sporting Goods, Inc. *	35,824	829,326
DSW, Inc., Class A * (a)	75,387	1,113,466
Hot Topic, Inc. *	139,179	730,690
Longs Drug Stores Corp.	36,656	1,738,227
Zumiez, Inc. * (a)	70,594	1,479,650
		9,306,208
Semiconductors - 6.55%
Cirrus Logic, Inc. *	211,409	1,386,843
Diodes, Inc. *	58,825	1,660,630
FormFactor, Inc. *	38,290	835,871
Hittite Microwave Corp. *	36,304	1,450,345
Microsemi Corp. *	73,353	2,009,872
Power Integrations, Inc. *	47,778	1,558,996
Silicon Laboratories, Inc. *	49,411	1,820,795
Varian Semiconductor Equipment Associates,
Inc. *	54,612	2,076,894
		12,800,246
Software - 7.29%
ANSYS, Inc. *	49,877	2,359,182
Aspen Technology, Inc. *	104,565	1,505,736
Blackboard, Inc. *	53,753	2,036,164
Eclipsys Corp. *	83,764	1,708,785
JDA Software Group, Inc. *	79,734	1,626,574
Lawson Software, Inc. *	158,235	1,379,809
Manhattan Associates, Inc. *	59,866	1,520,596
Omniture, Inc. *	26,058	642,330
THQ, Inc. *	68,828	1,476,361
		14,255,537
Steel - 0.83%
Carpenter Technology Corp.	29,324	1,618,685

Telecommunications Equipment &
Services - 4.06%
Harmonic, Inc. *	148,438	1,427,973
NeuStar, Inc., Class A *	55,325	1,294,052
NICE Systems, Ltd., ADR *	48,974	1,714,090
Polycom, Inc. *	65,055	1,621,171

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telecommunications Equipment &
Services (continued)
SBA Communications Corp. *	50,721	$1,887,836
		7,945,122
Toys, Amusements & Sporting Goods - 1.10%
Marvel Entertainment, Inc. *	62,963	2,142,631

Transportation - 0.47%
American Commercial Lines, Inc. *	60,356	925,861

Trucking & Freight - 2.69%
Forward Air Corp. (a)	52,688	1,952,091
Hub Group, Inc., Class A *	50,154	1,809,556
Knight Transportation, Inc. (a)	81,593	1,489,888
		5,251,535
TOTAL COMMON STOCKS (Cost $175,701,473)		$189,977,735

SHORT TERM INVESTMENTS - 19.11%
John Hancock Cash
Investment Trust, 2.5216% (c)(h)	$37,359,203	$37,359,203
TOTAL SHORT TERM INVESTMENTS
(Cost $37,359,203)		$37,359,203

REPURCHASE AGREEMENTS - 0.80%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.88% to be repurchased at
$1,568,246 on 06/02/2008,
collateralized by $1,560,000
Federal National Mortgage
Association, 5.45% due
10/18/2021 (valued at $1,600,147,
including interest)	$1,568,000	$1,568,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,568,000)		$1,568,000
Total Investments (Small Company Growth Fund)
(Cost $214,628,676) - 117.08%		228,904,938
Liabilities in Excess of Other Assets - (17.08)%		(33,387,941)
TOTAL NET ASSETS - 100.00%		$195,516,997

Small Company Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.61%

Aerospace - 1.81%
Kratos Defense & Security Solutions, Inc. *	347,300	$677,235
Woodward Governor Company	215,800	8,690,266
		9,367,501
Air Travel - 0.40%
Alaska Air Group, Inc. *	105,900	2,068,227

Apparel & Textiles - 0.83%
Culp, Inc. *	89,400	643,680
G & K Services, Class A	104,600	3,659,954
		4,303,634

The accompanying notes are an integral part of the financial statements.
204

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Auto Parts - 0.25%
Accuride Corp. *	168,400	$1,305,100

Auto Services - 0.39%
Dollar Thrifty Automotive Group, Inc. *	145,600	2,038,400

Banking - 3.91%
East West Bancorp, Inc. (a)	256,600	3,397,384
Glacier Bancorp, Inc. (a)	177,200	3,675,128
Home Bancshares, Inc. (a)	114,900	2,642,700
SVB Financial Group * (a)	140,600	7,205,750
Wintrust Financial Corp.	106,300	3,314,434
		20,235,396
Biotechnology - 1.23%
Exelixis, Inc. *	186,000	1,175,520
Myriad Genetics, Inc. * (a)	107,800	5,219,676
		6,395,196
Broadcasting - 0.15%
Saga Communications, Inc., Class A *	170,100	799,470

Building Materials & Construction - 1.56%
Beacon Roofing Supply, Inc. *	385,000	4,700,850
Drew Industries, Inc. *	153,900	3,382,722
		8,083,572
Business Services - 7.06%
Compass Diversified Trust	131,100	1,796,070
Electro Rent Corp.	214,200	3,024,504
FTI Consulting, Inc. *	137,700	8,270,262
McGrath Rentcorp	206,400	5,702,832
MPS Group, Inc. *	389,500	4,471,460
Navigant Consulting Company *	242,100	4,878,315
StarTek, Inc. *	176,300	1,524,995
SYNNEX Corp. *	107,100	2,661,435
Wind River Systems, Inc. *	394,500	4,268,490
		36,598,363
Chemicals - 3.70%
Airgas, Inc.	126,600	7,490,922
American Vanguard Corp.	174,900	2,338,413
Arch Chemicals, Inc.	126,000	4,791,780
Innospec, Inc.	184,900	4,552,238
		19,173,353
Colleges & Universities - 0.52%
Corinthian Colleges, Inc. *	212,300	2,717,440

Commercial Services - 0.73%
Live Nation, Inc. * (a)	57,400	869,610
Pool Corp. (a)	140,800	2,901,888
		3,771,498
Computers & Business Equipment - 1.29%
Ixia *	257,000	2,079,130
Palm, Inc. * (a)	324,900	1,968,894
Xyratex, Ltd. *	132,900	2,651,355
		6,699,379
Construction & Mining Equipment - 0.53%
Carbo Ceramics, Inc. (a)	57,500	2,742,175

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Construction Materials - 1.85%
Ameron International Corp.	56,900	$6,524,723
Universal Forest Products, Inc.	90,700	3,077,451
		9,602,174
Crude Petroleum & Natural Gas - 5.53%
Forest Oil Corp. *	100,800	6,728,400
Penn Virginia Corp.	221,000	13,927,420
Whiting Petroleum Corp. *	85,200	7,968,756
		28,624,576
Diversified Financial Services - 0.43%
First Financial Fund, Inc. *	226,800	2,213,568

Domestic Oil - 0.88%
Mariner Energy, Inc. *	108,500	3,547,950
Union Drilling, Inc. *	53,419	1,003,209
		4,551,159
Drugs & Health Care - 1.58%
Landauer, Inc.	47,400	2,834,994
West Pharmaceutical Services, Inc.	112,400	5,331,132
		8,166,126
Electrical Equipment - 1.01%
C & D Technologies, Inc. * (a)	158,000	976,440
Littelfuse, Inc. *	97,400	3,680,746
Methode Electronics, Inc.	49,400	565,136
		5,222,322
Electrical Utilities - 2.57%
Black Hills Corp.	115,700	4,077,268
Cleco Corp.	158,400	3,956,832
El Paso Electric Company *	157,400	3,401,414
Empire District Electric Company (a)	91,100	1,883,948
		13,319,462
Electronics - 2.14%
Analogic Corp.	34,900	2,338,998
Belden, Inc.	135,100	5,659,339
Franklin Electric, Inc. (a)	35,100	1,421,550
Newport Corp. *	125,600	1,680,528
		11,100,415
Energy - 0.15%
GeoMet, Inc. *	92,300	760,552

Financial Services - 3.00%
Ares Capital Corp.	321,000	3,977,190
Hercules Technology Growth Capital, Inc.	218,500	2,265,845
JMP Group, Inc.	127,100	921,475
Kohlberg Capital Corp.	236,367	3,155,499
Piper Jaffray Companies, Inc. *	50,600	1,922,800
Stifel Financial Corp. * (a)	57,400	3,276,966
		15,519,775
Food & Beverages - 0.55%
Nash Finch Company (a)	74,100	2,833,584

Forest Products - 0.81%
Deltic Timber Corp.	77,500	4,177,250

Furniture & Fixtures - 0.28%
Stanley Furniture Company, Inc. (a)	122,400	1,451,664

The accompanying notes are an integral part of the financial statements.
205

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Gas & Pipeline Utilities - 1.09%
Southwest Gas Corp.	108,100	$3,370,558
Vectren Corp.	76,500	2,256,750
		5,627,308
Healthcare Products - 2.02%
AngioDynamics, Inc. *	101,000	1,564,490
Owens & Minor, Inc.	187,400	8,897,752
		10,462,242
Healthcare Services - 0.88%
National Healthcare Corp. (a)	70,612	3,689,477
Triple-S Management Corp. * (a)	44,800	847,616
		4,537,093
Homebuilders - 0.85%
M/I Homes, Inc. (a)	102,700	1,763,359
Meritage Homes Corp. * (a)	153,100	2,648,630
		4,411,989
Hotels & Restaurants - 0.18%
The Steak & Shake Company * (a)	137,700	932,229

Industrial Machinery - 2.61%
Cascade Corp.	64,900	3,268,364
Circor International, Inc.	70,800	3,781,428
IDEX Corp.	166,525	6,467,831
		13,517,623
Insurance - 3.93%
Employers Holdings, Inc.	67,900	1,296,211
Markel Corp. *	8,200	3,318,130
Max Re Capital, Ltd.	165,700	3,996,684
National Interstate Corp.	128,900	2,959,544
ProAssurance Corp. *	153,900	7,884,297
Universal American Financial Corp. *	76,100	878,955
		20,333,821
Investment Companies - 0.72%
iShares Russell 2000 Value Index Fund (a)	52,988	3,723,996

Life Sciences - 0.24%
Symyx Technologies, Inc. *	159,000	1,221,120

Manufacturing - 3.12%
AptarGroup, Inc.	175,800	7,861,776
Nordson Corp.	115,700	8,313,045
		16,174,821
Metal & Metal Products - 3.66%
Gibraltar Industries, Inc.	176,400	2,845,332
Matthews International Corp., Class A	154,100	7,336,701
Sims Group, Ltd.	238,300	8,788,504
		18,970,537
Mining - 0.29%
AMCOL International Corp.	48,700	1,502,882

Mobile Homes - 0.65%
Skyline Corp.	7,700	205,744
Winnebago Industries, Inc. (a)	212,600	3,171,992
		3,377,736
Newspapers - 0.14%
Lee Enterprises, Inc. (a)	110,300	750,040

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Paper - 1.48%
Chesapeake Corp. *	42,600	$146,970
Potlatch Corp.	111,900	5,409,246
Wausau-Mosinee Paper Corp.	223,100	2,119,450
		7,675,666
Petroleum Services - 3.45%
Atwood Oceanics, Inc. *	30,700	3,128,637
Hercules Offshore, Inc. *	78,992	2,679,409
TETRA Technologies, Inc. *	285,100	6,135,352
W-H Energy Services, Inc. *	69,400	5,935,782
		17,879,180
Publishing - 0.06%
Courier Corp.	13,200	310,068

Railroads & Equipment - 1.37%
Genesee & Wyoming, Inc., Class A *	174,500	7,123,090

Real Estate - 5.21%
First Potomac Realty Trust, REIT	169,600	2,957,824
Hatteras Financial Corp., REIT *	94,700	2,523,755
Kilroy Realty Corp., REIT	116,400	6,346,128
LaSalle Hotel Properties, REIT	127,600	4,187,832
Parkway Properties, Inc., REIT	73,300	2,786,866
Redwood Trust, Inc., REIT (a)	61,900	2,089,125
Strategic Hotel Cap, Inc., REIT	185,600	2,552,000
Washington Real Estate Investment Trust,
REIT (a)	104,500	3,520,605
		26,964,135
Retail Grocery - 0.20%
Winn-Dixie Stores, Inc. * (a)	58,500	1,055,925

Retail Trade - 3.71%
Aaron Rents, Inc., Class B	316,300	7,081,957
Casey's General Stores, Inc.	111,900	2,449,491
CSS Industries, Inc.	91,900	2,709,212
Fred's, Inc., Class A	138,400	1,736,920
Haverty Furniture Companies, Inc. (a)	207,900	2,187,108
Marinemax, Inc. * (a)	135,900	1,330,461
Stein Mart, Inc. (a)	295,000	1,702,150
		19,197,299
Sanitary Services - 1.82%
Casella Waste Systems, Inc., Class A *	120,600	1,345,896
Insituform Technologies, Inc., Class A * (a)	203,800	3,758,072
Waste Connections, Inc. *	132,100	4,336,843
		9,440,811
Semiconductors - 3.09%
Advanced Energy Industries, Inc. *	201,400	3,190,176
ATMI, Inc. *	74,400	2,226,792
Brooks Automation, Inc. *	228,204	2,325,399
Cabot Microelectronics Corp. *	37,000	1,372,700
Exar Corp. *	225,900	1,775,574
FormFactor, Inc. *	118,500	2,586,855
GSI Group, Inc. *	315,300	2,544,471
		16,021,967
Software - 2.55%
Progress Software Corp. *	169,700	5,284,458
SPSS, Inc. *	127,400	5,015,738

The accompanying notes are an integral part of the financial statements.
206

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Software (continued)
Websense, Inc. *	164,800	$2,898,832
		13,199,028
Steel - 1.15%
Carpenter Technology Corp.	107,700	5,945,040

Telecommunications Equipment &
Services - 0.89%
Premiere Global Services, Inc. *	304,000	4,605,600

Tires & Rubber - 0.50%
Myers Indiana, Inc.	212,805	2,585,581

Tobacco - 0.35%
Alliance One International, Inc. *	301,700	1,813,217

Transportation - 2.80%
Kirby Corp. *	171,000	9,517,860
UTI Worldwide, Inc.	209,700	4,982,472
		14,500,332

Trucking & Freight - 2.46%
Landstar Systems, Inc.	229,000	12,759,880
TOTAL COMMON STOCKS (Cost $440,818,645)		$500,461,587

PREFERRED STOCKS - 0.36%
Banking - 0.36%
East West Bancorp Inc, Series A, 8.00%	1,824	1,878,246
TOTAL PREFERRED STOCKS (Cost $1,824,000)		$1,878,246

SHORT TERM INVESTMENTS - 16.87%
John Hancock Cash
Investment Trust, 2.5216% (c)(h)	$71,380,651	$71,380,651
T. Rowe Price Reserve Investment Fund,
2.69%	15,996,006	15,996,006
TOTAL SHORT TERM INVESTMENTS
(Cost $87,376,657)		$87,376,657

REPURCHASE AGREEMENTS - 0.38%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.83% to be repurchased at
$1,962,299 on 06/02/2008,
collateralized by $2,030,000
Federal Home Loan Bank, 5.648%
due 11/27/2037 (valued at
$2,002,088, including interest)	$1,962,000	$1,962,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,962,000)		$1,962,000
Total Investments (Small Company Value Fund)
(Cost $531,981,302) - 114.22%		$591,678,490
Liabilities in Excess of Other Assets - (14.22)%		(73,664,988)
TOTAL NET ASSETS - 100.00%		$518,013,502

Spectrum Income Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 15.49%

Air Travel - 0.05%
Southwest Airlines Company	38,500	$502,810

Aluminum - 0.08%
Alcoa, Inc.	21,500	872,685

Auto Parts - 0.08%
Genuine Parts Company	20,800	915,408

Automobiles - 0.04%
Ford Motor Company *	61,100	415,480

Banking - 0.77%
Allied Irish Banks PLC - London Exchange	35,900	713,222
Bank of America Corp.	33,700	1,146,137
Fifth Third Bancorp	55,800	1,043,460
KeyCorp	35,500	691,185
National City Corp.	48,100	280,904
Royal Bank of Scotland Group PLC	53,567	242,464
SunTrust Banks, Inc.	39,000	2,036,190
U.S. Bancorp	65,800	2,183,902
		8,337,464
Biotechnology - 0.13%
Amgen, Inc. *	32,700	1,439,781

Broadcasting - 0.10%
CBS Corp., Class B	46,350	1,000,233
XM Satellite Radio Holdings, Inc., Class A *	10,550	112,147
		1,112,380
Building Materials & Construction - 0.11%
Masco Corp.	65,400	1,212,516

Business Services - 0.30%
Automatic Data Processing, Inc.	3,800	163,590
Computer Sciences Corp. *	19,900	978,085
Electronic Data Systems Corp.	26,000	636,740
H & R Block, Inc.	62,700	1,463,418
		3,241,833
Cable & Television - 0.30%
Cablevision Systems Corp., Class A *	29,700	805,167
Comcast Corp., Class A	25,100	564,750
Time Warner, Inc.	121,100	1,923,068
		3,292,985
Cellular Communications - 0.10%
Crown Castle International Corp. *	8,725	370,725
Motorola, Inc.	79,200	738,936
		1,109,661
Chemicals - 0.16%
E.I. Du Pont de Nemours & Company	35,600	1,705,596

Computers & Business Equipment - 0.15%
Dell, Inc. *	69,400	1,600,364

Construction Materials - 0.20%
USG Corp. * (a)	23,200	789,960
Vulcan Materials Company (a)	17,800	1,369,354
		2,159,314
Cosmetics & Toiletries - 0.43%
Avon Products, Inc.	5,900	230,454
Colgate-Palmolive Company	10,200	758,472

The accompanying notes are an integral part of the financial statements.
207

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Cosmetics & Toiletries (continued)
International Flavors & Fragrances, Inc.	30,800	$1,292,368
Kimberly-Clark Corp.	16,900	1,078,220
Procter & Gamble Company	19,700	1,301,185
		4,660,699
Crude Petroleum & Natural Gas - 0.09%
Sunoco, Inc.	21,900	973,893

Drugs & Health Care - 0.16%
Wyeth	39,200	1,743,224

Electrical Equipment - 0.12%
Cooper Industries, Ltd., Class A	18,900	881,307
General Cable Corp. *	6,650	470,820
		1,352,127
Electrical Utilities - 0.50%
Entergy Corp.	11,900	1,437,163
FirstEnergy Corp.	15,300	1,204,263
PG&E Corp.	13,900	550,301
Pinnacle West Capital Corp.	21,100	712,758
Teco Energy, Inc.	21,700	442,029
Xcel Energy, Inc.	49,750	1,060,172
		5,406,686
Electronics - 0.05%
Harman International Industries, Inc.	11,900	532,168

Energy - 0.22%
Duke Energy Corp.	62,990	1,164,055
Energy East Corp.	1,775	44,925
Progress Energy, Inc.	28,050	1,199,418
		2,408,398
Financial Services - 1.68%
Bank of New York Mellon Corp.	50,700	2,257,671
Capital One Financial Corp.	29,900	1,438,788
Citigroup, Inc.	49,300	1,079,177
Countrywide Financial Corp. (a)	38,500	202,510
Federal National Mortgage Association	67,900	1,834,658
JP Morgan Chase & Company	101,600	4,368,800
Legg Mason, Inc.	23,900	1,286,059
Merrill Lynch & Company, Inc.	40,800	1,791,936
SLM Corp. *	68,600	1,555,162
UBS AG *	31,400	756,191
Wells Fargo & Company	61,900	1,706,583
		18,277,535
Food & Beverages - 0.63%
B&G Foods, Inc.	16,100	283,360
Campbell Soup Company	15,400	515,592
General Mills, Inc.	28,500	1,801,200
Hershey Company	60,300	2,363,157
Kraft Foods, Inc., Class A	37,600	1,221,248
McCormick & Company, Inc.	16,800	631,344
		6,815,901
Gas & Pipeline Utilities - 0.21%
NiSource, Inc.	78,700	1,423,683
Spectra Energy Corp.	31,900	861,938

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Gas & Pipeline Utilities (continued)
Williams Companies, Inc.	270	$10,271
		2,295,892
Healthcare Products - 0.21%
Johnson & Johnson	33,800	2,255,812

Healthcare Services - 0.06%
WellPoint, Inc. *	11,900	664,258

Holdings Companies/Conglomerates - 0.48%
General Electric Company	170,500	5,237,760

Homebuilders - 0.06%
D.R. Horton, Inc.	47,800	607,538

Household Appliances - 0.16%
Black & Decker Corp.	8,200	530,540
Whirlpool Corp.	15,700	1,156,776
		1,687,316
Household Products - 0.23%
Fortune Brands, Inc.	19,300	1,340,964
Newell Rubbermaid, Inc.	58,000	1,164,640
		2,505,604
Insurance - 0.85%
American International Group, Inc.	46,500	1,674,000
Chubb Corp.	16,000	860,160
Genworth Financial, Inc., Class A	28,100	621,010
Lincoln National Corp.	30,700	1,693,412
Marsh & McLennan Companies, Inc.	90,400	2,461,592
Progressive Corp.	44,200	886,652
The Travelers Companies, Inc.	19,800	986,238
		9,183,064
International Oil - 1.65%
Anadarko Petroleum Corp.	27,100	2,031,687
BP PLC, SADR	21,100	1,529,961
Chevron Corp.	48,065	4,765,645
Exxon Mobil Corp.	47,000	4,171,720
Murphy Oil Corp.	23,100	2,140,215
Royal Dutch Shell PLC, ADR	38,700	3,308,463
		17,947,691
Internet Content - 0.14%
Yahoo!, Inc. *	56,700	1,517,292

Internet Retail - 0.06%
eBay, Inc. *	22,000	660,220

Leisure Time - 0.21%
Lakes Gaming, Inc. *	22,900	127,553
MGM MIRAGE *	12,200	600,362
Walt Disney Company	47,100	1,582,560
		2,310,475
Liquor - 0.16%
Anheuser-Busch Companies, Inc.	29,900	1,718,054

Manufacturing - 0.62%
3M Company	28,100	2,179,436
Harley-Davidson, Inc.	25,300	1,051,721
Honeywell International, Inc.	24,700	1,472,614

The accompanying notes are an integral part of the financial statements.
208

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Manufacturing (continued)
Illinois Tool Works, Inc.	37,100	$1,992,270
		6,696,041
Office Furnishings & Supplies - 0.15%
Avery Dennison Corp.	31,700	1,635,086

Paper - 0.30%
International Paper Company	83,670	2,277,497
MeadWestvaco Corp.	38,820	998,839
		3,276,336
Petroleum Services - 0.19%
BJ Services Company	31,500	951,300
Schlumberger, Ltd.	11,000	1,112,430
		2,063,730
Pharmaceuticals - 0.73%
Abbott Laboratories	19,500	1,098,825
Bristol-Myers Squibb Company	50,000	1,139,500
Eli Lilly & Company	47,200	2,272,208
Merck & Company, Inc.	41,600	1,620,736
Pfizer, Inc.	93,915	1,818,194
		7,949,463
Photography - 0.08%
Eastman Kodak Company (a)	53,000	811,960

Publishing - 0.40%
Gannett Company, Inc.	47,800	1,377,118
McGraw-Hill Companies, Inc.	45,400	1,883,646
The New York Times Company, Class A (a)	60,800	1,059,136
		4,319,900
Real Estate - 0.00%
Weingarten Realty Investors, REIT (a)	1,271	43,850

Retail Grocery - 0.02%
Whole Foods Market, Inc.	6,000	174,000

Retail Trade - 0.48%
Bed Bath & Beyond, Inc. *	48,500	1,545,210
Home Depot, Inc.	72,300	1,978,128
Macy's, Inc.	7,800	184,626
Tiffany & Company	2,300	112,769
Wal-Mart Stores, Inc.	23,600	1,362,664
		5,183,397
Sanitary Services - 0.10%
Waste Management, Inc.	29,400	1,115,142

Semiconductors - 0.28%
Analog Devices, Inc.	41,500	1,457,065
Applied Materials, Inc.	33,900	671,559
Intel Corp.	41,500	961,970
		3,090,594
Software - 0.21%
Microsoft Corp.	81,000	2,293,920

Telecommunications Equipment &
Services - 0.08%
Alcatel-Lucent, SADR *	118,900	892,939

Telephone - 0.69%
AT&T, Inc.	99,020	3,950,898

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telephone (continued)
Qwest Communications International, Inc. (a)	191,900	$930,715
Sprint Nextel Corp.	101,500	950,040
Verizon Communications, Inc.	41,600	1,600,352
		7,432,005
Tobacco - 0.08%
UST, Inc.	14,920	824,032

Toys, Amusements & Sporting Goods - 0.09%
Mattel, Inc.	49,500	996,930

Trucking & Freight - 0.06%
United Parcel Service, Inc., Class B	9,200	653,384
TOTAL COMMON STOCKS (Cost $170,213,313)		$168,132,593

PREFERRED STOCKS - 0.43%

Automobiles - 0.03%
General Motors Corp., Series D, 1.50%	15,100	344,280

Banking - 0.09%
Bank of America Corp., Series L, 7.25%	550	559,350
National City Corp., Series 1, 6.00%	3	350,400
		909,750
Broadcasting - 0.02%
Spanish Broadcasting System, Series
B, 10.75%	300	195,000

Financial Services - 0.19%
Citigroup, Inc., Series T, 6.50%	16,550	803,502
Federal Home Loan Mortgage Corp.,
Series Z, 8.375%	7,400	185,740
Federal National Mortgage Association, 8.25%	6,125	149,144
Merrill Lynch & Company, Inc. *	11	907,956
		2,046,342
Telecommunications Equipment &
Services - 0.10%
Lucent Technologies Capital Trust I, 7.75%	1,400	1,120,000
TOTAL PREFERRED STOCKS (Cost $5,013,355)		$4,615,372

TERM LOANS - 1.58%

Auto Parts - 0.05%
Goodyear Tire & Rubber Company
6.43% due 04/30/2014 (b)	250,000	233,543
Rental Service Corp., Series B3
8.86% due 11/27/2013 (b)	397,920	344,201
		577,744
Automobiles - 0.06%
Ford Motor Company
5.80% due 12/15/2013 (b)	750,000	648,375

Broadcasting - 0.04%
NV Broadcasting
7.983% due 10/26/2013 (b)	497,500	444,019

Business Services - 0.09%
First Data Corp.
3.34% due 09/24/2014 (b)	995,000	921,728

The accompanying notes are an integral part of the financial statements.
209

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Cable & Television - 0.07%
Mediacom Broadband LLC
1.75% due 01/31/2015 (b)	$500,000	$490,000
Univision Communications, Inc.
5.494% due 09/29/2014 (b)	250,000	210,438
		700,438

Cellular Communications - 0.07%
Alltel Communications, Inc.
5.247% due 05/15/2015 (b)	750,000	692,347

Chemicals - 0.02%
Celanese Holdings LLC
13.50% due 03/30/2014 (b)	250,000	238,332

Commercial Services - 0.04%
Aramark Corp., Tranche B
7.198% due 01/26/2017 (b)	440,892	413,729
Education Management Corp.
7.00% due 06/01/2013 (b)	631	582
		414,311

Computers & Business Equipment - 0.06%
Palm, Inc.
8.35% due 04/24/2014 (b)	995,000	656,700

Educational Services - 0.06%
Laureate Education, Inc.
3.81% due 08/17/2014 (b)	250,000	229,168
7.00% due 08/17/2014 (b)	497,823	456,339
		685,507
Electrical Utilities - 0.11%
Calpine Corp.
5.685% due 03/29/2014 (b)	1,250,000	1,211,979

Energy - 0.13%
Dresser, Inc.
11.11% due 06/30/2009 (b)	1,250,000	1,192,975
Mirant North America LLC
5.81% due 01/03/2013 (b)	250,000	241,562
		1,434,537

Financial Services - 0.04%
Pinnacle Foods Finance LLC
9.25% due 04/01/2015 (b)	500,000	466,875

Food & Beverages - 0.04%
Outback, Series B
5.00% due 05/09/2014 (b)	490,597	419,338

Gas & Pipeline Utilities - 0.04%
Venoco, Inc., 2nd Lien
8.937% due 05/08/2014 (b)	500,000	473,125

Healthcare Services - 0.04%
Iasis Healthcare Corp.
10.315% due 06/16/2011 (b)	527,175	466,549

Leisure Time - 0.04%
Las Vegas Sands LLC
4.45% due 05/23/2014 (b)	250,000	230,033
Town Sports
7.50% due 03/01/2014 (b)	247,500	210,375
		440,408

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Medical-Hospitals - 0.13%
HCA, Inc.
4.45% due 11/18/2012 (b)	$750,000	$705,270
7.08% due 11/18/2012 (b)	747,334	697,614
		1,402,884
Paper - 0.09%
Domtar, Inc., Term Ba1
7.185% due 03/05/2014 (b)	250,000	238,375
Georgia-Pacific Corp.
4.727% due 12/20/2012 (b)	250,000	236,000
Newpage Corp.
8.687% due 04/30/2012 (b)	498,750	496,880
		971,255
Publishing - 0.06%
Nielsen Finance LLC
4.734% due 08/09/2013 (b)	500,000	467,377
Penton Media Bank, Series B1
7.61% due 02/01/2013 (b)	247,500	201,094
		668,471

Software - 0.03%
Infor Global Solutions
1.00% due 03/02/2014 (b)	500,000	305,000

Telecommunications Equipment &
Services - 0.18%
CSC Holdings, Inc.
6.875% due 05/02/2014 (b)	498,101	472,031
Telesat Canada
8.09% due 11/15/2014 (b)	498,871	472,949
Trilogy International Partners
8.33% due 06/27/2012 (b)	500,000	430,000
Wind Acquisition Finance SA, Series B
12.61% due 12/07/2011 (b)	569,612	553,947
		1,928,927
Utility Service - 0.09%
Texas Competitive Electric LLC
8.396% due 10/10/2014 (b)	1,000,000	938,570
TOTAL TERM LOANS (Cost $17,668,248)		$17,107,419

RIGHTS - 0.00%

Financial Services - 0.00%
UBS AG	31,400	41,877
TOTAL RIGHTS (Cost $0)		$41,877

U.S. TREASURY OBLIGATIONS - 6.42%

Treasury Inflation Protected
Securities (d) - 0.55%
1.875% due 07/15/2013	$784,316	818,385
2.00% due 04/15/2012 to 01/15/2016	4,883,547	5,111,351
		5,929,736
U.S. Treasury Bonds - 2.85%
4.375% due 02/15/2038	275,000	260,605
4.50% due 02/15/2036	317,000	306,722
4.75% due 02/15/2037	8,195,000	8,252,619
5.375% due 02/15/2031	335,000	365,281
5.50% due 08/15/2028	1,337,000	1,466,731

The accompanying notes are an integral part of the financial statements.
210

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)

U.S. Treasury Bonds (continued)
6.00% due 02/15/2026	$550,000	$633,316
6.125% due 08/15/2029	2,792,000	3,308,302
6.25% due 05/15/2030	383,000	463,101
6.375% due 08/15/2027	3,700,000	4,460,813
7.125% due 02/15/2023	4,331,000	5,480,746
7.25% due 08/15/2022	1,980,000	2,524,500
8.875% due 02/15/2019	2,420,000	3,363,234
		30,885,970

U.S. Treasury Notes - 2.96%
2.875% due 01/31/2013	2,470,000	2,416,547
4.25% due 11/15/2014 ****	8,895,000	9,225,787
4.50% due 02/15/2009 to 11/15/2010	7,170,000	7,410,282
4.75% due 08/15/2017	12,310,000	12,954,355
4.875% due 06/30/2012	140,000	148,564
		32,155,535

U.S. Treasury Strips - 0.06%
zero coupon due 05/15/2020	1,250,000	714,045
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $69,896,118)		$69,685,286

U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.07%

Federal Home Loan Bank - 0.25%
3.875% due 08/22/2008	350,000	351,129
5.125% due 08/14/2013	930,000	973,242
5.25% due 06/18/2014	590,000	621,192
5.803% due 10/01/2037 (b)	728,264	741,643
		2,687,206

Federal Home Loan Mortgage Corp. - 3.00%
4.125% due 10/18/2010	1,750,000	1,780,201
4.50% due 11/01/2018 to 04/01/2023	4,053,819	3,948,611
4.638% due 07/01/2035 (b)	126,013	126,759
4.695% due 02/01/2035 (b)	192,337	193,550
4.718% due 07/01/2035 (b)	63,676	64,351
5.00% due 01/01/2009 to 11/01/2035	4,860,790	4,737,700
5.047% due 11/01/2035 (b)	216,507	218,259
5.059% due 03/01/2036 (b)	543,330	547,716
5.125% due 07/15/2012	1,960,000	2,051,597
5.133% due 01/01/2036 (b)	1,345,553	1,361,607
5.153% due 09/01/2035 (b)	163,442	164,790
5.327% due 02/01/2037 (b)	1,668,241	1,691,360
5.345% due 04/01/2037 (b)	640,231	648,732
5.369% due 01/01/2036 to 05/01/2037 (b)	869,297	882,193
5.425% due 02/01/2038 (b)	458,219	464,866
5.458% due 02/01/2037 (b)	957,899	973,721
5.50% due 03/01/2018 to 04/01/2029	1,286,351	1,308,994
5.509% due 06/01/2037 (b)	795,150	807,288
5.517% due 10/01/2036 (b)	625,985	635,788
5.918% due 01/01/2037 to 02/01/2037 (b)	1,453,733	1,482,390
5.98% due 12/01/2036 (b)	727,092	738,201
5.993% due 11/01/2036 (b)	638,175	648,276
6.00% due 06/15/2011 to 10/01/2036	3,596,127	3,730,432
6.031% due 10/01/2036 (b)	925,439	938,726
6.119% due 10/01/2036 (b)	733,989	746,386
6.214% due 08/01/2036 (b)	921,915	940,266
6.50% due 05/01/2017 to 01/01/2036	664,461	688,291

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp.
(continued)
7.00% due 02/01/2024 to 06/01/2032	$50,413	$53,369
7.209% due 09/01/2032 (b)	7,506	7,584
7.50% due 05/01/2024 to 06/01/2024	5,072	5,351
10.50% due 05/01/2019	331	363
		32,587,718

Federal National Mortgage
Association - 10.00%
3.25% due 08/15/2008	655,000	656,106
3.81% due 10/01/2033	154,222	155,301
3.875% due 07/15/2008	350,000	350,604
4.375% due 09/15/2012 to 10/15/2015	1,235,000	1,239,433
4.50% due 05/01/2018 to 09/01/2035	5,424,134	5,261,413
4.583% due 07/01/2035 (b)	160,649	161,862
4.625% due 10/15/2014	780,000	794,982
4.797% due 09/01/2035 (b)	534,079	537,444
4.813% due 11/01/2035 (b)	210,236	212,688
4.824% due 04/01/2038 (b)	249,708	252,397
4.853% due 05/01/2038 (b)	447,415	452,173
4.865% due 05/01/2038 (b)	149,706	151,412
4.875% due 12/15/2016	350,000	357,628
4.875% due 05/01/2038 (b)	399,987	404,264
5.00% due 01/01/2009 to 02/01/2036	11,810,318	11,633,680
5.00% TBA **	4,775,000	4,747,768
5.166% due 02/17/2009 (b)	260,000	261,747
5.22% due 07/01/2027	1,703	1,703
5.303% due 12/01/2035 (b)	191,857	194,600
5.33% due 12/01/2035	225,840	229,209
5.428% due 09/01/2037 (b)	496,023	504,106
5.472% due 06/01/2037 (b)	142,230	144,908
5.50% due 07/01/2013 to 08/01/2037	25,863,241	25,883,463
5.50% TBA **	8,615,000	8,562,513
5.517% due 01/01/2019 (b)	1,062	1,084
5.534% due 12/01/2035 (b)	337,089	342,473
5.539% due 07/01/2036 to 01/01/2037 (b)	1,543,651	1,572,937
5.655% due 12/01/2035 (b)	91,402	92,959
5.795% due 08/01/2037 to 11/01/2037 (b)	1,293,221	1,320,862
5.979% due 09/01/2036 (b)	393,625	401,123
5.989% due 08/01/2036 (b)	683,075	699,609
6.00% due 05/15/2011 to 02/01/2038	16,786,192	17,170,642
6.00% TBA **	11,195,000	11,355,928
6.03% due 12/01/2036	520,681	533,183
6.50% due 06/01/2013 to 11/01/2037	8,486,161	8,776,344
6.50% TBA **	900,000	927,844
7.00% due 12/01/2029 to 04/01/2037	88,669	93,304
7.125% due 06/15/2010 to 01/15/2030	1,840,000	2,052,821
		108,492,517

Government National Mortgage
Association - 11.82%
4.00% due 09/15/2018	582,317	550,039
4.50% due 09/15/2018 to 11/20/2035	2,635,142	2,496,591
5.00% due 02/15/2018 to 05/15/2036	21,679,976	21,201,004
5.00% TBA **	7,390,000	7,205,250
5.50% due 02/15/2029 to 02/15/2038	33,429,425	33,547,452
5.50% TBA **	10,525,000	10,525,000
6.00% due 11/15/2008 to 04/15/2038	24,820,369	25,381,753
6.00% TBA **	9,767,220	9,937,018

The accompanying notes are an integral part of the financial statements.
211

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Government National Mortgage
Association (continued)
6.50% due 07/15/2009 to 03/15/2038		$14,270,277	$14,776,631
7.00% due 04/15/2017 to 10/20/2036		2,543,078	2,695,588
9.25% due 10/15/2016 to 12/15/2019		4,626	5,090
9.50% due 08/15/2009 to 10/15/2009		1,460	1,505
9.75% due 07/15/2017 to 02/15/2021		4,197	4,723
10.25% due 05/15/2020 to 11/15/2020		4,543	5,235
11.75% due 08/15/2013		1,350	1,528
12.00% due 10/15/2010 to 01/15/2013		961	1,070
12.25% due 03/15/2014 to 07/20/2015		1,274	1,483
12.50% due 06/15/2010		2,307	2,476
12.75% due 12/20/2013 to 11/20/2014		1,000	1,170
			128,340,606
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $271,354,936)			$272,108,047

FOREIGN GOVERNMENT OBLIGATIONS - 12.18%

Argentina - 0.16%
Republic of Argentina
0.63% due 12/31/2038 (b)	ARS	850,000	90,527
2.00% due 09/30/2014 (b)		288,200	86,037
7.00% due 10/03/2015		$1,465,000	1,066,520
7.00% due 04/17/2017		350,000	248,500
7.875% due 04/11/2011		300,000	284,850
			1,776,434

Austria - 0.30%
Republic of Austria
4.00% due 07/15/2009	EUR	800,000	1,239,186
5.50% due 01/15/2010		1,188,000	1,878,190
6.25% due 07/15/2027		49,000	88,754
			3,206,130

Belgium - 0.23%
Kingdom of Belgium
3.00% due 03/28/2010		970,000	1,471,788
4.25% due 09/28/2013		197,000	302,643
5.00% due 03/28/2035		447,000	691,268
			2,465,699

Brazil - 1.01%
Federative Republic of Brazil
6.00% due 05/15/2015	BRL	2,225,000	2,220,578
7.125% due 01/20/2037		$1,800,000	2,110,500
8.75% due 02/04/2025		475,000	612,750
8.875% due 10/14/2019		500,000	647,500
10.00% due 01/01/2012	BRL	2,450,000	1,411,742
10.00% due 01/01/2014		2,914,000	1,625,856
10.00% due 01/01/2010		612,000	370,125
10.00% due 01/01/2017		3,724,000	2,002,466
			11,001,517

Canada - 0.17%
Government of Canada
5.75% due 06/01/2033	CAD	585,000	735,372
Province of Ontario
5.00% due 03/08/2014		1,045,000	1,107,073
			1,842,445

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Colombia - 0.08%
Republic of Colombia
7.375% due 01/27/2017		$200,000	$226,200
7.375% due 09/18/2037		200,000	227,000
7.375% due 09/18/2037		350,000	386,750
12.00% due 10/22/2015	COP	40,000,000	24,123
			864,073

Denmark - 0.07%
Kingdom of Denmark
5.00% due 11/15/2013	DKK	3,277,000	695,061
7.00% due 11/10/2024		364,000	93,667
			788,728

Ecuador - 0.04%
Republic of Ecuador
10.00% due 08/15/2030		$425,000	429,250

Egypt - 0.01%
Republic of Egypt
zero coupon due 10/21/2008	EGP	625,000	113,453

France - 0.88%
Government of France
3.75% due 01/12/2012	EUR	1,311,000	1,994,513
4.25% due 10/25/2017		2,610,000	3,962,076
4.75% due 10/25/2012		167,000	263,110
5.00% due 10/25/2016		300,000	482,038
5.50% due 04/25/2029		312,000	522,395
5.75% due 10/25/2032		1,345,000	2,329,289
			9,553,421

Gabon - 0.05%
Republic of Gabon
8.20% due 12/12/2017		$500,000	520,385

Germany - 0.45%
Federal Republic of Germany
4.00% due 01/04/2037	EUR	1,253,000	1,703,911
4.25% due 01/04/2014		320,000	495,744
4.75% due 07/04/2028		114,000	175,658
4.75% due 07/04/2034		625,000	957,389
5.25% due 01/04/2011		770,000	1,226,438
5.50% due 01/04/2031		185,000	312,249
			4,871,389

Ghana - 0.07%
Republic of Ghana
8.50% due 10/04/2017		$700,000	731,920

Greece - 0.11%
Republic of Greece
5.25% due 05/18/2012	EUR	720,000	1,142,710

Grenada - 0.01%
Government of Grenada
1.00 due 09/15/2025		$230,000	117,875

Hungary - 0.55%
Republic of Hungary
5.50% due 02/12/2014	HUF	314,080,000	1,741,435
6.75% due 02/24/2017		134,430,000	785,327
7.25% due 06/12/2012		573,550,000	3,484,156
			6,010,918

The accompanying notes are an integral part of the financial statements.
212

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Indonesia - 0.17%
Republic of Indonesia
6.625% due 02/17/2037		$600,000	$517,500
6.875% due 03/09/2017		342,000	345,847
7.75% due 01/17/2038		300,000	298,500
9.00% due 09/15/2018	IDR	1,720,000,000	145,409
9.50% due 06/15/2015		2,000,000,000	183,550
10.00% due 07/15/2017		1,682,000,000	154,344
10.25% due 07/15/2022		1,500,000,000	133,636
11.75% due 08/15/2023		1,000,000,000	99,057
			1,877,843

Iraq - 0.14%
Republic of Iraq
5.80% due 01/15/2028		$2,000,000	1,480,000

Ireland - 0.01%
Republic of Ireland
4.00% due 04/18/2010	EUR	96,000	147,557

Italy - 0.80%
Republic of Italy
4.00% due 02/01/2037		1,370,000	1,753,356
4.25% due 08/01/2014		1,302,000	1,993,987
5.25% due 09/20/2016		$450,000	472,259
5.25% due 08/01/2017	EUR	1,130,000	1,824,484
5.50% due 11/01/2010		1,570,000	2,495,701
7.25% due 11/01/2026		75,000	146,389
			8,686,176

Jamaica - 0.07%
Government of Jamaica
9.00% due 06/02/2015		$215,000	236,500
10.625% due 06/20/2017		450,000	541,125
			777,625

Japan - 2.84%
Government of Japan
1.00% due 12/20/2012	JPY	188,500,000	1,763,787
1.00% due 06/10/2016		171,094,000	1,585,809
1.10% due 12/10/2016		191,272,100	1,785,351
1.10% due 09/10/2016		179,995,500	1,681,802
1.30% due 12/20/2013		675,450,000	6,376,512
1.30% due 03/20/2015		102,800,000	963,251
1.40% due 03/21/2011		150,050,000	1,437,487
1.40% due 03/20/2012		188,400,000	1,799,199
1.40% due 03/20/2018		150,250,000	1,381,708
1.50% due 06/20/2012		461,750,000	4,421,920
1.70% due 09/20/2016		340,600,000	3,257,360
2.00% due 06/20/2022		55,200,000	518,384
2.00% due 12/20/2033		145,100,000	1,251,443
2.20% due 06/22/2020		32,050,000	313,187
3.75% due 03/20/2025		248,300,000	2,256,689
			30,793,889

Malaysia - 0.23%
Government of Malaysia
3.702% due 02/25/2013	MYR	6,685,000	2,070,992
3.70% due 05/15/2013		500,000	154,759
3.756% due 04/28/2011		781,000	241,756
			2,467,507

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Mexico - 1.17%
Government of Mexico
3.50% due 12/14/2017	MXN	5,391,820	$509,058
5.625% due 01/15/2017		$270,000	277,425
7.50% due 06/03/2027	MXN	7,000,000	627,861
7.75% due 12/14/2017		8,565,000	808,636
8.00% due 12/24/2008		5,350,000	518,955
8.00% due 12/17/2015		36,490,000	3,509,259
8.00% due 12/19/2013		10,900,000	1,052,282
8.125% due 12/30/2019		$65,000	80,047
9.00% due 12/22/2011	MXN	22,950,000	2,298,469
9.00% due 12/20/2012		18,670,000	1,875,467
9.00% due 12/24/2009		6,755,000	665,649
9.50% due 12/18/2014		5,090,000	528,103
			12,751,211

Netherlands - 0.40%
Kingdom of Netherlands
4.50% due 07/15/2017	EUR	800,000	1,239,061
5.00% due 07/15/2011		1,783,000	2,822,223
5.50% due 01/15/2028		137,000	229,620
			4,290,904

Panama - 0.01%
Republic of Panama
6.70% due 01/26/2036		$135,000	141,075

Philippines - 0.06%
Republic of Philippines
7.75% due 01/14/2031		425,000	470,687
10.625% due 03/16/2025		155,000	214,094
			684,781

Poland - 0.05%
Republic of Poland
5.25% due 10/25/2017	PLN	397,000	169,789
6.25% due 10/24/2015		765,000	350,869
			520,658

Portugal - 0.02%
Republic of Portugal
5.15% due 06/15/2011	EUR	118,000	186,721

Russia - 0.15%
Government of Russia
7.50% due 03/31/2030		$1,398,700	1,592,560

Serbia - 0.12%
Republic of Serbia
zero coupon, Step up to 6.75% on
11/01/2009 due 11/01/2024		1,350,000	1,258,875

South Africa - 0.17%
Republic of South Africa
5.875% due 05/30/2022		300,000	280,480
6.50% due 06/02/2014		585,000	609,862
13.00% due 08/31/2010	ZAR	5,451,000	735,563
13.50% due 09/15/2015		1,650,000	253,466
			1,879,371

Spain - 0.17%
Kingdom of Spain
4.00% due 01/31/2010	EUR	46,000	71,060

The accompanying notes are an integral part of the financial statements.
213

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Spain (continued)
Kingdom of Spain (continued)
5.50% due 03/08/2011	AUD	1,280,000	$1,157,814
5.75% due 07/30/2032	EUR	380,000	651,161
			1,880,035

Sweden - 0.17%
Kingdom of Sweden
3.75% due 08/12/2017	SEK	1,660,000	263,254
5.125% due 03/01/2017		$425,000	437,887
5.25% due 03/15/2011	SEK	6,805,000	1,158,115
			1,859,256
Turkey - 0.70%
Republic of Turkey
6.875% due 03/17/2036		$785,000	712,387
7.00% due 06/05/2020		378,000	376,110
7.375% due 02/05/2025		40,000	40,100
8.00% due 02/14/2034		250,000	261,400
8.00% due 02/14/2034		187,000	195,649
10.00% due 02/15/2012	TRY	2,265,000	2,069,312
14.00% due 01/19/2011		2,139,961	1,642,545
14.00% due 09/26/2012		1,515,000	1,060,922
16.00% due 03/07/2012		1,670,000	1,284,563
			7,642,988

United Kingdom - 0.48%
Government of United Kingdom
4.25% due 06/07/2032	GBP	2,225,000	4,058,869
4.75% due 06/07/2010		570,000	1,122,045
			5,180,914

Venezuela - 0.06%
Republic of Venezuela
7.00% due 03/31/2038		$950,000	655,500
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $125,194,630)			$132,191,793

CORPORATE BONDS - 27.52%

Advertising - 0.14%
Lamar Media Corp.
6.625% due 08/15/2015		675,000	636,187
Lamar Media Corp., Series C
6.625% due 08/15/2015		175,000	164,938
R.H. Donnelley Corp.
8.875% due 10/15/2017 (g)		375,000	251,250
R.H. Donnelley Corp., Series A-2
6.875% due 01/15/2013		575,000	385,250
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016		150,000	102,750
			1,540,375
Aerospace - 0.29%
GenCorp, Inc.
9.50% due 08/15/2013		750,000	750,000
Lockheed Martin Corp.
4.121% due 03/14/2013		440,000	426,309
Northrop Grumman Corp.
7.125% due 02/15/2011		780,000	827,982
7.75% due 03/01/2016		35,000	39,475

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Aerospace (continued)
Rolls-Royce Group PLC, EMTN
4.50% due 03/16/2011	EUR	53,000	$80,476
TransDigm, Inc.
7.75% due 07/15/2014		$475,000	485,688
United Technologies Corp.
5.375% due 12/15/2017		110,000	109,193
5.40% due 05/01/2035		110,000	98,809
6.35% due 03/01/2011		345,000	363,674
			3,181,606

Agriculture - 0.07%
Bunge, Ltd.
4.375% due 12/15/2008		310,000	310,735
5.90% due 04/01/2017		460,000	418,853
			729,588

Air Travel - 0.06%
Air Jamaica, Ltd.
9.375% due 07/08/2015		75,000	79,403
Continental Airlines, Inc.
8.75% due 12/01/2011		425,000	297,500
Delta Air Lines, Inc.
6.821% due 08/10/2022		136,197	119,854
Southwest Airlines Company
6.50% due 03/01/2012		160,000	161,526
			658,283

Aluminum - 0.03%
Novelis, Inc.
7.25% due 02/15/2015		325,000	305,500

Apparel & Textiles - 0.01%
Polo Ralph Lauren Corp.
4.50% due 10/04/2013	EUR	50,000	70,367

Auto Parts - 0.30%
Accuride Corp.
8.50% due 02/01/2015		$200,000	165,000
Allison Transmission, Inc.
11.25% due 11/01/2015 (g)		1,075,000	978,250
Commercial Vehicle Group, Inc.
8.00% due 07/01/2013		375,000	325,312
Goodyear Tire & Rubber Company
8.625% due 12/01/2011		463,000	488,465
Tenneco Automotive, Inc.
8.625% due 11/15/2014		350,000	346,500
TRW Automotive, Inc.
7.00% due 03/15/2014 (g)		250,000	236,250
7.25% due 03/15/2017 (g)		525,000	490,875
United Components, Inc.
9.375% due 06/15/2013		250,000	243,750
			3,274,402

Auto Services - 0.25%
AutoNation, Inc.
4.713% due 04/15/2013 (b)		150,000	132,562
ERAC USA Finance Company
5.60% due 05/01/2015 (g)		240,000	212,714
7.95% due 12/15/2009 (g)		115,000	119,297
Hertz Corp.
8.875% due 01/01/2014		650,000	646,750
10.50% due 01/01/2016		275,000	274,313

The accompanying notes are an integral part of the financial statements.
214

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Auto Services (continued)
KAR Holdings, Inc.
6.872% due 05/01/2014 (b)		$250,000	$222,500
10.00% due 05/01/2015		575,000	523,250
United Rentals North America, Inc.
6.50% due 02/15/2012		475,000	438,188
7.75% due 11/15/2013		200,000	171,500
			2,741,074

Automobiles - 0.17%
DaimlerChrysler N.A. Holding Corp., EMTN
4.375% due 03/21/2013	EUR	100,000	149,239
DaimlerChrysler N.A. Holding Corp., MTN
3.234% due 08/03/2009 (b)		$655,000	651,325
DaimlerChrysler NA Holding Corp.
6.50% due 11/15/2013		190,000	196,975
Fiat Finance & Trade, Ltd.
6.625% due 02/15/2013	EUR	55,000	86,101
Fiat Finance North America, Inc., EMTN
5.625% due 06/12/2017		50,000	70,398
General Motors Corp.
7.20% due 01/15/2011		$575,000	483,000
8.375% due 07/05/2033	EUR	80,000	83,388
United Auto Group, Inc.
7.75% due 12/15/2016		$100,000	93,000
			1,813,426

Banking - 2.13%
American Express Centurion Bank
4.375% due 07/30/2009		300,000	300,302
ATF Bank
9.00% due 05/11/2016		150,000	150,646
Australia & New Zealand Banking Group,
Ltd., EMTN
4.375% due 05/24/2012	EUR	95,000	141,247
4.45% due 02/05/2015 (b)		84,000	126,385
BAC Capital Trust VI
5.625% due 03/08/2035		$445,000	378,970
Banca Intesa SpA, EMTN
5.85% due 05/08/2014 (b)	EUR	67,000	104,240
Banca Monte dei Paschi di Siena SpA, EMTN
4.50% due 09/24/2015 (b)		75,000	112,089
4.875% due 05/31/2016		100,000	138,786
Bank of America Corp.
4.375% due 12/01/2010		$200,000	200,527
4.50% due 08/01/2010		150,000	151,176
5.65% due 05/01/2018		1,160,000	1,130,277
5.75% due 08/15/2016		210,000	206,870
Bank of America Corp., EMTN
4.00% due 03/28/2017 (b)	EUR	100,000	139,479
4.625% due 02/18/2014		110,000	164,435
Bank of Ireland
6.45% due 02/10/2010		49,000	76,639
Bank of New York Mellon Corp., MTN
4.50% due 04/01/2013		$315,000	310,703
Bank One Corp.
5.25% due 01/30/2013		200,000	198,548
7.875% due 08/01/2010		310,000	330,646
Banque du Liban, EMTN
10.00% due 04/25/2015		300,000	315,750

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
Barclays Bank PLC
7.40% due 12/15/2009		$300,000	$314,345
Barclays Bank PLC, EMTN
5.75% due 03/08/2011	EUR	86,000	133,410
BB&T Capital Trust II
6.75% due 06/07/2036		$180,000	158,664
BNP Paribas, EMTN
4.75% due 04/04/2011	EUR	100,000	152,371
5.431% due 09/07/2017		95,000	147,679
Credit Agricole SA, EMTN
5.971% due 01/02/2018		50,000	78,948
Credit Agricole SA, Series TSDI
zero coupon, Step up to 6.00% on
06/20/2018 due 06/20/2049 (b)	GBP	125,000	205,204
Credit Suisse Group Finance Guernsey, Ltd.
6.375% due 06/07/2013	EUR	76,000	119,401
Danske Bank A/S, EMTN
6.00% due 03/20/2016 (b)		145,000	220,441
Deutsche Bank AG
5.125% due 01/31/2013		35,000	53,673
Deutsche Genossenschafts-Hypothekenbank AG,
EMTN
4.00% due 10/31/2016		1,850,000	2,721,816
DnB NOR Bank ASA, EMTN
4.75% due 03/28/2011		75,000	114,490
Eurohypo AG
4.50% due 01/21/2013 (g)		750,000	1,155,235
Fifth Third Bancorp
6.25% due 05/01/2013		$275,000	272,537
8.25% due 03/01/2038		150,000	154,552
Fortis Bank SA/NV, EMTN
5.757% due 10/04/2017	EUR	75,000	115,463
HBOS PLC
6.00% due 11/01/2033 (g)		$420,000	340,954
6.05% due 11/23/2049 (b)	EUR	70,000	100,221
HBOS PLC, EMTN
4.375% due 10/30/2019 (b)		99,000	133,861
HSBC Bank PLC, EMTN
4.25% due 03/18/2016 (b)		71,000	105,650
HSBC Bank USA, Inc.
4.625% due 04/01/2014		$100,000	95,349
HSBC Capital Funding LP
8.03% due 12/29/2049 (b)	EUR	25,000	40,429
HSBC Holdings PLC
3.625% due 06/29/2020 (b)		75,000	99,045
6.50% due 05/02/2036		$175,000	166,576
9.875% due 04/08/2018	GBP	120,000	266,119
Hypothekenbank in Essen AG
3.875% due 11/21/2013	EUR	718,000	1,072,209
3.875% due 11/21/2013		892,000	1,331,345
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)		$15,000	11,972
ING Bank NV, EMTN
5.50% due 01/04/2012	EUR	71,000	110,007
Intesa Sanpaolo SpA, EMTN
4.375% due 06/26/2018 (b)		50,000	71,760
Intesabci Capital Trust
6.988% due 07/29/2049 (b)		55,000	85,376

The accompanying notes are an integral part of the financial statements.
215

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
Islandsbanki HF
2.873% due 10/15/2008 (b)(g)		$200,000	$198,591
KeyCorp, MTNG
4.70% due 05/21/2009		45,000	44,856
Kreditanstalt fuer Wiederaufbau
4.70% due 06/02/2037	CAD	430,000	412,879
Kreditanstalt fuer Wiederaufbau, EMTN
7.375% due 01/27/2010	NGN	50,000,000	415,056
8.50% due 01/18/2011		30,000,000	257,798
Kreditanstalt fuer Wiederaufbau, Series EXCH
5.50% due 12/07/2015	GBP	455,000	902,915
Landwirtschaftliche Rentenbank, Series 7
3.75% due 06/15/2009		$110,000	110,871
Lloyds TSB Group PLC
6.267% due 12/31/2049 (b)(g)		310,000	255,862
Marshall & Ilsley Bank, MTN
5.15% due 02/22/2012		250,000	245,127
National Australia Bank, Ltd., EMTN
4.50% due 06/23/2016 (b)	EUR	100,000	148,045
National Development Company
6.369% due 06/16/2018		$140,000	140,000
NCNB Corp.
9.375% due 09/15/2009		275,000	290,516
Nordea Bank Finland PLC, EMTN
5.75% due 03/26/2014 (b)	EUR	52,000	80,702
Northern Trust Company, BKNT
4.60% due 02/01/2013		$120,000	117,643
Northern Trust Corp.
5.30% due 08/29/2011		144,000	147,127
PNC Funding Corp.
5.625% due 02/01/2017		195,000	184,311
7.50% due 11/01/2009		265,000	273,964
Rabobank Nederland, EMTN
3.125% due 07/19/2010	EUR	75,000	112,351
Royal Bank of Scotland PLC, EMTN
zero coupon, Step up to 6.935% on
09/08/2014 due 06/29/2049 (b)	GBP	104,000	187,452
6.00% due 05/10/2013	EUR	40,000	61,832
Sanpaolo IMI SpA, EMTN
3.75% due 06/09/2015 (b)		64,000	95,131
Santander Issuances S.A. Unipersonal, EMTN
4.75% due 05/29/2019 (b)		100,000	143,758
Shinsei Bank, Ltd.
3.75% due 02/23/2016 (b)		80,000	109,373
Standard Chartered Bank, EMTN
3.625% due 02/03/2017 (b)		210,000	294,507
Sumitomo Mitsui Banking Corp.
4.375% due 07/29/2049 (b)		100,000	126,344
5.625% due 07/29/2049 (b)(g)		$200,000	178,586
SunTrust Banks, Inc.
7.75% due 05/01/2010		250,000	259,994
Svenska Handelsbanken, EMTN
6.125% due 03/29/2049 (b)	GBP	49,000	95,715
Toronto-Dominion Bank, EMTN
4.875% due 01/23/2013	EUR	100,000	150,681
UniCredito Italiano SpA, EMTN
5.75% due 09/26/2017		95,000	145,850
6.10% due 02/28/2012		90,000	141,578

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
US Bancorp, MTN, Series P
4.50% due 07/29/2010		$190,000	$192,959
US Bank NA, BKNT
6.375% due 08/01/2011		400,000	419,036
VTB Capital SA
6.875% due 05/29/2018		150,000	148,742
Wachovia Corp.
4.375% due 08/01/2016	EUR	50,000	67,402
4.375% due 08/01/2016		50,000	66,523
5.75% due 02/01/2018		$245,000	237,124
Wachovia Corp., MTN
5.50% due 05/01/2013		580,000	573,617
Westpac Banking Corp.
2.875% due 06/25/2008	EUR	21,000	32,621
World Savings Bank FSB, BKNT
4.125% due 12/15/2009		$195,000	193,683
			23,087,939

Biotechnology - 0.06%
Biogen Idec, Inc.
6.00% due 03/01/2013		400,000	396,714
Genentech, Inc.
4.40% due 07/15/2010		125,000	126,937
4.75% due 07/15/2015		160,000	156,875
			680,526

Broadcasting - 0.51%
Allbritton Communications Company
7.75% due 12/15/2012		800,000	802,000
Barrington Broadcasting Group LLC
10.50% due 08/15/2014		200,000	175,000
Bonten Media Acquisition Company
9.00% due 06/01/2015 (g)		225,000	174,375
British Sky Broadcasting Group PLC
6.10% due 02/15/2018		445,000	441,839
Canadian Satellite Radio Holdings, Inc.
12.75% due 02/15/2014		250,000	233,750
CanWest Media, Inc.
8.00% due 09/15/2012		400,000	367,000
Clear Channel Communications, Inc.
4.25% due 05/15/2009		275,000	266,062
6.25% due 03/15/2011		1,200,000	1,020,000
News America, Inc.
6.15% due 03/01/2037		685,000	633,058
6.20% due 12/15/2034		190,000	177,173
6.40% due 12/15/2035		220,000	209,510
7.375% due 10/17/2008		125,000	126,734
Time Warner Cable, Inc.
5.40% due 07/02/2012		805,000	794,760
Viacom, Inc.
5.75% due 04/30/2011		95,000	95,440
			5,516,701

Building Materials & Construction - 0.37%
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014		250,000	170,625
Builders FirstSource, Inc.
6.925% due 02/15/2012 (b)		325,000	238,875

The accompanying notes are an integral part of the financial statements.
216

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Building Materials & Construction
(continued)
Cemex Finance Europe BV
4.75% due 03/05/2014	EUR	50,000	$67,110
Columbus McKinnon Corp.
8.875% due 11/01/2013		$575,000	602,312
CRH America, Inc.
5.30% due 10/15/2013		140,000	130,708
6.00% due 09/30/2016		240,000	223,594
6.40% due 10/15/2033		65,000	53,349
Esco Corp.
6.675% due 12/15/2013 (b)(g)		175,000	161,000
8.625% due 12/15/2013 (g)		600,000	603,000
HeidelbergCement Finance BV, EMTN
6.375% due 01/25/2012	EUR	60,000	92,345
K Hovnanian Enterprises, Inc.
11.50% due 05/01/2013 (g)		$400,000	416,000
Lafarge SA
6.15% due 07/15/2011		140,000	143,433
Linde Finance BV, EMTN
4.75% due 04/24/2017	EUR	100,000	146,933
Obrascon Huarte Lain SA
5.00% due 05/18/2012		100,000	137,934
Owens Corning, Inc.
6.50% due 12/01/2016		$120,000	105,359
Texas Industries, Inc.
7.25% due 07/15/2013		525,000	526,313
US Concrete, Inc.
8.375% due 04/01/2014		200,000	171,000
			3,989,890

Business Services - 0.41%
Affinity Group, Inc.
9.00% due 02/15/2012		100,000	92,250
10.875% due 02/15/2012		123,587	116,326
Deluxe Corp.
7.375% due 06/01/2015		450,000	410,062
Dun & Bradstreet Corp.
5.50% due 03/15/2011		120,000	119,012
First Data Corp.
9.875% due 09/24/2015 (g)		1,025,000	927,625
FTI Consulting, Inc.
7.625% due 06/15/2013		375,000	388,125
7.75% due 10/01/2016		250,000	259,375
Manpower, Inc., EMTN
4.75% due 06/14/2013	EUR	50,000	71,665
Mobile Services Group, Inc.
9.75% due 08/01/2014		$525,000	514,500
Nebraska Book Company, Inc.
8.625% due 03/15/2012		700,000	602,000
Sungard Data Systems, Inc.
9.125% due 08/15/2013		948,000	976,440
			4,477,380

Cable & Television - 0.95%
AT&T Broadband Corp.
8.375% due 03/15/2013		409,000	451,059
Comcast Cable Communications, Inc.
6.75% due 01/30/2011		225,000	232,496
Comcast Corp.
5.70% due 05/15/2018		340,000	330,029

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Cable & Television (continued)
COX Communications, Inc.
6.25% due 06/01/2018		$445,000	$444,351
7.125% due 10/01/2012		171,000	179,206
CSC Holdings, Inc.
7.25% due 07/15/2008		250,000	250,000
7.625% due 07/15/2018		75,000	70,500
CSC Holdings, Inc., Series B
7.625% due 04/01/2011		200,000	200,000
8.125% due 07/15/2009		300,000	305,625
DirecTV Holdings LLC
7.625% due 05/15/2016		425,000	423,406
8.375% due 03/15/2013		500,000	516,250
EchoStar DBS Corp.
5.75% due 10/01/2008		15,000	15,000
6.375% due 10/01/2011		250,000	246,875
6.625% due 10/01/2014		250,000	235,625
7.00% due 10/01/2013		150,000	145,125
7.75% due 05/31/2015 (g)		775,000	771,125
Grupo Televisa SA
6.00% due 05/15/2018		150,000	146,638
Historic TW, Inc.
6.875% due 06/15/2018		385,000	388,817
ITV PLC, EMTN
4.75% due 10/03/2011	EUR	60,000	84,847
Kabel Deutschland GmbH
10.625% due 07/01/2014		$375,000	387,656
Mediacom Broadband LLC
8.50% due 10/15/2015		525,000	476,437
Rainbow National Services LLC
8.75% due 09/01/2012 (g)		100,000	102,500
Rogers Cable, Inc.
5.50% due 03/15/2014		160,000	155,464
Shaw Communications, Inc.
8.25% due 04/11/2010		125,000	129,375
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012		1,100,000	1,122,000
Superior Essex Communications &
Essex Group, Inc.
9.00% due 04/15/2012		250,000	251,875
Time Warner Entertainment Company LP
7.25% due 09/01/2008		305,000	306,421
Time Warner, Inc.
5.50% due 11/15/2011		275,000	271,999
Univision Communications, Inc.
9.75% due 03/15/2015 (g)		975,000	736,125
Viacom, Inc.
6.125% due 10/05/2017		145,000	142,244
6.25% due 04/30/2016		295,000	292,320
Videotron Ltee.
6.375% due 12/15/2015		125,000	119,375
6.875% due 01/15/2014		390,000	385,125
9.125% due 04/15/2018 (g)		25,000	26,750
			10,342,640

Cellular Communications - 0.50%
Alamosa Delaware, Inc.
8.50% due 01/31/2012		375,000	360,938
America Movil SAB de CV
5.625% due 11/15/2017		375,000	365,298

The accompanying notes are an integral part of the financial statements.
217

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Cellular Communications (continued)
America Movil SAB de CV (continued)
6.375% due 03/01/2035		$440,000	$422,949
8.46% due 12/18/2036	MXN	1,000,000	88,707
American Tower Corp.
7.125% due 10/15/2012		$110,000	111,650
AT&T Wireless Services, Inc.
7.875% due 03/01/2011		455,000	487,436
Centennial Communications Corp.
10.00% due 01/01/2013		500,000	500,000
Cricket Communications, Inc.
9.375% due 11/01/2014		975,000	940,875
MetroPCS Wireless, Inc.
9.25% due 11/01/2014		1,125,000	1,081,406
Rogers Wireless, Inc.
6.375% due 03/01/2014		400,000	403,732
7.50% due 03/15/2015		140,000	149,556
Telefonaktiebolaget LM Ericsson, EMTN
5.375% due 06/27/2017	EUR	80,000	109,495
VIP Finance Ireland, Ltd.
9.125% due 04/30/2018		$100,000	99,935
Vodafone Group PLC
5.625% due 02/27/2017		275,000	271,028
			5,393,005

Chemicals - 0.17%
E.I. Du Pont de Nemours & Company
5.60% due 12/15/2036		285,000	259,771
Koppers Holdings, Inc.
zero coupon, Step up to 9.875% on
11/15/2009 due 11/15/2014		650,000	598,000
Koppers, Inc.
9.875% due 10/15/2013		100,000	106,000
Lubrizol Corp.
4.625% due 10/01/2009		60,000	59,583
5.875% due 12/01/2008		195,000	196,824
Nalco Company
7.75% due 11/15/2011		300,000	306,000
Terra Capital, Inc., Series B
7.00% due 02/01/2017		325,000	322,969
			1,849,147

Coal - 0.11%
Foundation PA Coal Company
7.25% due 08/01/2014		475,000	486,875
International Coal Group, Inc.
10.25% due 07/15/2014		375,000	375,000
Peabody Energy Corp.
7.375% due 11/01/2016		375,000	383,438
			1,245,313

Commercial Services - 0.16%
Aramark Corp.
5.00% due 06/01/2012		400,000	356,000
6.373% due 02/01/2015 (b)		225,000	216,000
Mac-Gray Corp.
7.625% due 08/15/2015		525,000	511,875
Rental Service Corp.
9.50% due 12/01/2014		650,000	568,750

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Commercial Services (continued)
Rentokil Initial PLC, EMTN
4.625% due 03/27/2014	EUR	50,000	$67,136
			1,719,761

Computers & Business Equipment - 0.14%
Cisco Systems, Inc.
5.25% due 02/22/2011		$170,000	174,578
Hewlett-Packard Company
5.25% due 03/01/2012		250,000	255,664
Unisys Corp.
12.50% due 01/15/2016		225,000	232,312
Xerox Corp.
5.50% due 05/15/2012		40,000	39,715
5.65% due 05/15/2013		370,000	366,956
6.35% due 05/15/2018		455,000	449,153
			1,518,378

Construction & Mining Equipment - 0.01%
Terex Corp.
7.375% due 01/15/2014		100,000	101,000

Containers & Glass - 0.38%
AEP Industries, Inc.
7.875% due 03/15/2013		400,000	380,000
Ball Corp.
6.625% due 03/15/2018		575,000	573,562
Berry Plastics Holding Corp.
6.675% due 09/15/2014 (b)		150,000	126,750
8.875% due 09/15/2014		125,000	114,375
BWAY Corp.
10.00% due 10/15/2010		500,000	503,750
Clondalkin Acquisition BV
4.80% due 12/15/2013 (b)(g)		275,000	242,000
Owens-Brockway Glass Container, Inc.
6.75% due 12/01/2014		500,000	506,250
8.25% due 05/15/2013		275,000	284,625
Plastipak Holdings, Inc.
8.50% due 12/15/2015 (g)		400,000	376,000
Silgan Holdings, Inc.
6.75% due 11/15/2013		375,000	360,000
Smurfit-Stone Container Enterprises, Inc.
8.375% due 07/01/2012		400,000	372,000
Stone Container Finance
7.375% due 07/15/2014		100,000	86,000
Vitro SA de CV
8.625% due 02/01/2012		200,000	183,720
			4,109,032

Crude Petroleum & Natural Gas - 0.95%
Amerada Hess Corp.
7.375% due 10/01/2009		75,000	78,359
AmeriGas Partners LP
7.125% due 05/20/2016		25,000	24,250
7.25% due 05/20/2015		825,000	802,312
Atlantic Richfield Corp.
9.125% due 03/01/2011		105,000	118,073
Canadian Natural Resources, Ltd.
6.25% due 03/15/2038		210,000	200,789
Chesapeake Energy Corp.
6.375% due 06/15/2015		25,000	23,937
6.50% due 08/15/2017		1,305,000	1,229,963

The accompanying notes are an integral part of the financial statements.
218

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Crude Petroleum & Natural Gas
(continued)
Chesapeake Energy Corp. (continued)
6.875% due 01/15/2016	$25,000	$24,562
6.875% due 11/15/2020	350,000	332,938
Compton Petroleum Finance Corp.
7.625% due 12/01/2013	600,000	587,250
Denbury Resources, Inc.
7.50% due 04/01/2013	225,000	227,250
7.50% due 12/15/2015	275,000	278,438
EnCana Corp.
4.60% due 08/15/2009	245,000	246,603
6.50% due 08/15/2034	255,000	252,216
Encore Acquisition Company
7.25% due 12/01/2017	525,000	519,750
Energy Partners, Ltd.
9.75% due 04/15/2014	250,000	235,000
Hess Corp.
6.65% due 08/15/2011	325,000	341,112
7.875% due 10/01/2029	368,000	424,957
Hilcorp Energy I LP
7.75% due 11/01/2015 (g)	650,000	635,375
OPTI Canada, Inc.
7.875% due 12/15/2014	515,000	521,438
8.25% due 12/15/2014	150,000	154,500
Petrobras International Finance Company
5.875% due 03/01/2018	260,000	254,845
PetroHawk Energy Corp.
7.875% due 06/01/2015 (g)	150,000	149,813
9.125% due 07/15/2013	650,000	676,000
SandRidge Energy, Inc.
8.853% due 04/01/2014 (b)	500,000	490,000
SandRidge Energy, Inc., PIK
8.625% due 04/01/2015 (g)	1,000,000	1,027,500
Southern Natural Gas Company
5.90% due 04/01/2017 (g)	99,000	95,067
Southwestern Energy Company
7.50% due 02/01/2018 (g)	400,000	404,122
		10,356,419

Domestic Oil - 0.47%
ConocoPhillips Company
5.30% due 04/15/2012	415,000	425,285
Devon Financing Corp., ULC
6.875% due 09/30/2011	330,000	349,271
7.875% due 09/30/2031	375,000	443,534
Diamond Offshore Drilling, Inc.
4.875% due 07/01/2015	240,000	229,570
5.15% due 09/01/2014	395,000	384,621
EOG Resources, Inc.
5.875% due 09/15/2017	185,000	187,996
Forest Oil Corp.
7.25% due 06/15/2019	675,000	663,187
8.00% due 12/15/2011	400,000	418,500
Marathon Oil Corp.
5.90% due 03/15/2018	395,000	390,633
6.00% due 10/01/2017	220,000	219,512
6.60% due 10/01/2037	80,000	79,172
Range Resources Corp.
6.375% due 03/15/2015	650,000	635,375

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Domestic Oil (continued)
Range Resources Corp. (continued)
7.25% due 05/01/2018		$125,000	$126,875
7.50% due 05/15/2016		25,000	25,500
7.50% due 10/01/2017		450,000	456,750
Valero Energy Corp.
3.50% due 04/01/2009		100,000	99,763
			5,135,544

Drugs & Health Care - 0.02%
AstraZeneca PLC, EMTN
5.125% due 01/15/2015	EUR	50,000	77,208
Wyeth
5.95% due 04/01/2037		$205,000	194,714
			271,922

Educational Services - 0.06%
AAC Group Holding Corp.
zero coupon, Step up to 10.25% on
10/01/2008 due 10/01/2012		125,000	121,250
Education Management Corp.
8.75% due 06/01/2014		500,000	481,250
			602,500

Electrical Equipment - 0.05%
General Cable Corp.
5.072% due 04/01/2015 (b)		200,000	179,000
7.125% due 04/01/2017		375,000	365,625
			544,625

Electrical Utilities - 1.39%
AES Corp.
8.875% due 02/15/2011		275,000	288,062
9.375% due 09/15/2010		100,000	106,000
Alabama Power Company
2.828% due 08/25/2009 (b)		120,000	119,559
Alabama Power Company, Series 07-D
4.85% due 12/15/2012		100,000	100,390
Appalachian Power Company
6.375% due 04/01/2036		170,000	154,218
Appalachian Power Company, Series O
5.65% due 08/15/2012		325,000	324,933
Baltimore Gas & Electric Company
5.90% due 10/01/2016		285,000	276,829
Black Hills Corp.
6.50% due 05/15/2013		235,000	233,543
CenterPoint Energy Transition Bond Company,
LLC, Series A-2
4.97% due 08/01/2014		175,000	177,468
CenterPoint Energy, Inc., Series B
5.875% due 06/01/2008		110,000	110,000
7.25% due 09/01/2010		205,000	211,965
CMS Energy Corp.
8.50% due 04/15/2011		50,000	52,831
Consolidated Edison Company of New York, Inc.
6.75% due 04/01/2038		295,000	304,745
Consumers Energy Company
5.80% due 09/15/2035		100,000	88,815
E.ON International Finance BV, EMTN
5.125% due 10/02/2012	EUR	50,000	77,251
5.50% due 10/02/2017		70,000	109,021

The accompanying notes are an integral part of the financial statements.
219

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities (continued)
Edison SpA, EMTN
5.125% due 12/10/2010	EUR	45,000	$69,332
El Paso Electric Company
6.00% due 05/15/2035		$245,000	214,218
Elia System Operator SA
4.75% due 05/13/2014	EUR	68,000	102,259
Energy Future Holdings Corp.
10.875% due 11/01/2017 (g)		$1,350,000	1,407,375
11.25% due 11/01/2017 (g)		2,225,000	2,280,625
Entergy Louisiana LLC
5.83% due 11/01/2010		35,000	34,865
Florida Power Corp.
6.35% due 09/15/2037		220,000	225,098
Illinois Power Company
6.125% due 11/15/2017		120,000	115,651
Jersey Central Power & Light Company
5.65% due 06/01/2017		405,000	388,554
Mirant Americas Generation LLC
8.30% due 05/01/2011		425,000	440,938
Monongahela Power Company
5.70% due 03/15/2017 (g)		265,000	261,435
National Grid PLC, EMTN
5.00% due 07/02/2018	EUR	22,000	31,302
National Power Corp.
6.875% due 11/02/2016		$100,000	100,894
6.888% due 08/23/2011 (b)(g)		200,000	212,500
Nevada Power Company
5.875% due 01/15/2015		45,000	44,700
Nevada Power Company, Series R
6.75% due 07/01/2037		245,000	238,690
Northern States Power
5.25% due 03/01/2018		115,000	113,551
Orion Power Holdings, Inc.
12.00% due 05/01/2010		525,000	576,188
Pacific Gas & Electric Company
3.60% due 03/01/2009		362,000	361,696
4.80% due 03/01/2014		235,000	230,402
6.35% due 02/15/2038		110,000	109,303
PPL Capital Funding, Inc.
4.33% due 03/01/2009		85,000	85,050
Reliant Energy, Inc.
6.75% due 12/15/2014		600,000	613,500
Scottish Power UK PLC
8.375% due 02/20/2017	GBP	39,000	86,387
Sierra Pacific Resources
7.803% due 06/15/2012		$125,000	130,186
8.625% due 03/15/2014		250,000	261,525
Southern California Edison Company
4.65% due 04/01/2015		275,000	265,664
Southern California Edison Company, Series 08-A
5.95% due 02/01/2038		65,000	63,429
Southern Company, Series A
5.30% due 01/15/2012		95,000	96,702
Tampa Electric Company
6.15% due 05/15/2037		230,000	208,577
Taqa Abu Dhabi National Energy Company
5.62% due 10/25/2012 (g)		820,000	819,221
Texas Competitive Electric Holdings Company LLC
10.25% due 11/01/2015 (g)		275,000	280,844

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities (continued)
Texas Competitive Electric Holdings Company
LLC, PIK
10.50% due 11/01/2016 (g)		$375,000	$378,750
Union Electric Company
5.40% due 02/01/2016		285,000	271,290
Vattenfall Treasury AB, EMTN
6.00% due 04/03/2009	EUR	35,000	54,904
Virginia Electric and Power Company
4.50% due 12/15/2010		$230,000	231,582
5.10% due 11/30/2012		210,000	211,227
Virginia Electric and Power Company, Series A
6.00% due 05/15/2037		300,000	284,377
West Penn Power Company
5.95% due 12/15/2017 (g)		220,000	220,042
Westar Energy, Inc.
5.10% due 07/15/2020		185,000	168,610
Xcel Energy, Inc.
7.00% due 12/01/2010		30,000	31,418
			15,058,491

Electronics - 0.11%
Avnet, Inc.
5.875% due 03/15/2014		260,000	256,601
Celestica, Inc.
7.875% due 07/01/2011		425,000	426,594
Flextronics International, Ltd.
6.50% due 05/15/2013		325,000	320,125
Sanmina-SCI Corp.
5.55% due 06/15/2010 (b)(g)		194,000	192,545
			1,195,865

Energy - 0.86%
Baker Hughes, Inc.
6.00% due 02/15/2009		280,000	283,671
Cimarex Energy Company
7.125% due 05/01/2017		100,000	99,500
Copano Energy LLC
8.125% due 03/01/2016		575,000	590,812
Dynegy Holdings, Inc.
7.75% due 06/01/2019		1,275,000	1,208,062
Encore Acquisition Company
6.25% due 04/15/2014		275,000	265,375
Enterprise Products Operating LP
4.95% due 06/01/2010		490,000	490,083
6.30% due 09/15/2017		215,000	213,931
Ferrellgas Partners LP
8.75% due 06/15/2012		750,000	759,375
Mirant North America LLC
7.375% due 12/31/2013		375,000	377,812
Niagara Mohawk Power Corp., Series G
7.75% due 10/01/2008		50,000	50,575
Northwest Pipeline Corp.
5.95% due 04/15/2017		65,000	63,619
NRG Energy, Inc.
7.25% due 02/01/2014		400,000	392,000
7.375% due 02/01/2016		1,605,000	1,564,875
Plains Exploration & Production Company
7.00% due 03/15/2017		650,000	625,625
7.625% due 06/01/2018		375,000	376,875

The accompanying notes are an integral part of the financial statements.
220

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
Progress Energy, Inc.
5.625% due 01/15/2016		$400,000	$397,240
Reliant Energy, Inc.
7.625% due 06/15/2014		575,000	576,438
7.875% due 12/31/2017		275,000	276,375
Sempra Energy
7.95% due 03/01/2010		100,000	105,776
Valero Energy Corp.
6.125% due 06/15/2017		510,000	497,327
Venoco, Inc.
8.75% due 12/15/2011		100,000	97,500
			9,312,846

Financial Services - 4.81%
AGFC Capital Trust I
6.00% due 01/15/2067 (b)(g)		200,000	158,946
AGY Holding Corp.
11.00% due 11/15/2014 (g)		250,000	230,000
American Express Credit Corp., EMTN
3.625% due 10/13/2009	EUR	55,000	82,902
American Express Credit Corp., MTN
5.875% due 05/02/2013		$480,000	478,354
American General Finance Corp.
4.125% due 11/29/2013	EUR	50,000	65,290
American General Finance Corp., MTNI
5.40% due 12/01/2015		$250,000	228,438
American Honda Finance Corp.
4.50% due 05/26/2009 (g)		365,000	364,778
Arch Western Finance LLC
6.75% due 07/01/2013		425,000	419,687
Bank Nederlandse Gemeenten, EMTN
4.625% due 09/13/2012	EUR	925,000	1,435,301
BAT International Finance PLC, EMTN
5.375% due 06/29/2017		80,000	116,567
BHP Billiton Finance, Ltd.
5.40% due 03/29/2017		$170,000	163,736
Boeing Capital Corp., Ltd.
7.375% due 09/27/2010		355,000	380,908
Canada Housing Trust
4.80% due 06/15/2012	CAD	1,030,000	1,078,204
Capital One Capital IV
6.745% due 02/17/2037 (b)		$425,000	338,680
Caterpillar Financial Services Corp.
4.50% due 06/15/2009		125,000	125,656
Caterpillar Financial Services Corp., MTN
4.25% due 02/08/2013		220,000	214,280
5.85% due 09/01/2017		165,000	168,721
Caterpillar Financial Services Corp., Series F
4.50% due 09/01/2008		140,000	140,483
CenterCredit International BV
8.625% due 01/30/2014		300,000	273,750
CIT Group, Inc.
3.875% due 11/03/2008		280,000	274,071
7.625% due 11/30/2012		156,000	143,615
CIT Group, Inc., MTN
2.825% due 08/15/2008 (b)		115,000	113,187
CIT Group, Inc., MTN, Series G
4.25% due 09/22/2011	EUR	50,000	60,112

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Citigroup, Inc.
3.625% due 02/09/2009		$130,000	$129,801
3.875% due 05/21/2010	EUR	75,000	112,887
4.75% due 02/10/2019 (b)		80,000	110,556
5.00% due 09/15/2014		$670,000	626,898
5.125% due 02/14/2011		220,000	220,657
5.50% due 08/27/2012		220,000	219,808
5.50% due 04/11/2013		965,000	961,022
5.85% due 07/02/2013		545,000	547,302
6.125% due 05/15/2018		645,000	632,717
Citigroup, Inc., EMTN
3.50% due 08/05/2015	EUR	110,000	145,724
6.40% due 03/27/2013		60,000	94,017
Countrywide Financial Corp.
4.50% due 06/15/2010		$135,000	121,478
Countrywide Home Loans, Inc., MTN
4.125% due 09/15/2009		540,000	497,150
Credit Suisse First Boston USA, Inc.
4.875% due 08/15/2010		400,000	402,232
Credit Suisse USA, Inc.
5.50% due 08/16/2011		170,000	174,217
Credit Suisse/London, EMTN
4.75% due 09/24/2010	EUR	85,000	130,045
5.125% due 09/18/2017		75,000	112,861
E*Trade Financial Corp.
8.00% due 06/15/2011		$175,000	161,000
12.50% due 11/30/2017		700,000	763,000
ERP Operating LP
3.85% due 08/15/2026		15,000	14,698
Ford Motor Credit Company
4.283% due 01/15/2010 (b)		100,000	91,900
5.70% due 01/15/2010		100,000	93,182
7.163% due 04/15/2012 (b)		2,575,000	2,533,100
7.375% due 10/28/2009		360,000	350,622
Fund American Companies, Inc.
5.875% due 05/15/2013		205,000	197,666
GATX Financial Corp.
5.50% due 02/15/2012		275,000	271,647
GE Capital European Funding, EMTN
3.50% due 02/14/2013	EUR	160,000	231,315
GE Capital UK Funding, EMTN
5.625% due 12/12/2014	GBP	145,000	274,380
General Electric Capital Corp.
4.625% due 09/15/2066 (b)	EUR	135,000	180,374
4.80% due 05/01/2013		$835,000	830,232
5.625% due 05/01/2018		780,000	770,511
5.875% due 01/14/2038		425,000	386,125
General Electric Capital Corp., MTN
5.25% due 10/19/2012		400,000	406,164
5.625% due 09/15/2017		335,000	331,945
General Motors Acceptance Corp.
5.625% due 05/15/2009		1,074,000	1,036,743
6.875% due 08/28/2012		1,950,000	1,570,704
GIE Suez Alliance, EMTN
5.125% due 06/24/2015	EUR	82,000	125,873
GMAC LLC, EMTN
5.75% due 09/27/2010		40,000	51,726
Goldman Sachs Group, Inc.
3.75% due 02/04/2013		75,000	105,783

The accompanying notes are an integral part of the financial statements.
221

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Goldman Sachs Group, Inc. (continued)
5.125% due 10/16/2014	EUR	100,000	$146,177
6.15% due 04/01/2018		$735,000	727,181
6.345% due 02/15/2034		239,000	206,330
6.60% due 01/15/2012		150,000	155,869
6.75% due 10/01/2037		335,000	314,328
6.875% due 01/15/2011		635,000	666,053
Goldman Sachs Group, Inc., GMTN
4.50% due 01/30/2017	EUR	100,000	136,805
GTB Finance BV
8.50% due 01/29/2012		$250,000	235,625
Hartford Financial Services Group, Inc.
5.25% due 10/15/2011		260,000	258,460
5.375% due 03/15/2017		255,000	243,606
Hawker Beechcraft Acquisition Company LLC
8.50% due 04/01/2015		700,000	719,250
8.875% due 04/01/2015		225,000	229,500
9.75% due 04/01/2017		175,000	179,375
HBOS PLC
5.92% due 09/29/2049 (b)(g)		400,000	312,381
HSBC Finance Corp.
4.125% due 11/16/2009		150,000	149,239
Icahn Enterprises LP
7.125% due 02/15/2013		525,000	480,375
International Lease Finance Corp., EMTN
4.125% due 10/09/2008	EUR	70,000	107,532
International Lease Finance Corp., MTN
5.30% due 05/01/2012		$375,000	361,023
5.45% due 03/24/2011		500,000	493,253
6.625% due 11/15/2013		610,000	595,393
iPayment Investors LP
11.625% due 07/15/2014 (b)(g)		391,725	409,353
iPayment, Inc.
9.75% due 05/15/2014		400,000	349,000
Jefferies Group, Inc.
5.875% due 06/08/2014		176,000	166,377
6.25% due 01/15/2036		260,000	189,544
John Deere Capital Corp., MTN
4.95% due 12/17/2012		980,000	986,187
5.50% due 04/13/2017		130,000	130,060
JP Morgan Chase & Company
4.75% due 05/01/2013		355,000	348,451
6.00% due 01/15/2018		525,000	519,430
6.25% due 01/15/2009		315,000	319,320
6.364% due 06/20/2011 (b)	RUB	2,000,000	84,532
6.40% due 05/15/2038		$380,000	365,344
JP Morgan Chase & Company, EMTN
4.25% due 06/09/2011	EUR	39,000	58,654
4.375% due 11/12/2019 (b)		150,000	208,139
4.375% due 01/30/2014		50,000	73,147
JP Morgan Chase Capital XVIII, Series R
6.95% due 08/17/2036		$115,000	105,150
JP Morgan Chase Capital XXII, Series V
6.45% due 02/02/2037		195,000	167,026
JSG Funding PLC
7.75% due 04/01/2015		450,000	408,375
Lehman Brothers Holdings, Inc.
6.50% due 07/19/2017		915,000	849,770
7.50% due 05/11/2038		495,000	453,979

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Lehman Brothers Holdings, Inc., EMTN
4.625% due 03/14/2019 (b)	EUR	150,000	$179,342
Lehman Brothers Holdings, Inc., MTN
5.25% due 02/06/2012		$345,000	329,213
6.875% due 05/02/2018		750,000	727,850
Lehman Brothers Holdings, Inc., MTN, Series G
3.95% due 11/10/2009		325,000	317,835
Local TV Finance LLC
9.25% due 06/15/2015 (g)		200,000	161,000
Lukoil International Finance BV
6.656% due 06/07/2022		125,000	115,313
Mangrove Bay Pass Through Trust
6.102% due 07/15/2033 (b)(g)		200,000	125,518
Mellon Funding Corp.
6.375% due 11/08/2011	GBP	145,000	283,127
Merrill Lynch & Company, Inc.
5.45% due 02/05/2013		$570,000	539,610
7.75% due 05/14/2038		410,000	386,916
Merrill Lynch & Company, Inc., EMTN
4.625% due 10/02/2013	EUR	128,000	178,642
Merrill Lynch & Company, Inc., MTN
6.15% due 04/25/2013		$195,000	191,559
6.875% due 04/25/2018		745,000	730,321
Merrill Lynch & Company, Inc., Series CPI
5.19% due 03/02/2009 (b)		150,000	148,893
Metropolitan Life Global Funding
5.125% due 11/09/2011 (g)		335,000	337,964
Metropolitan Life Global Funding I, EMTN
4.625% due 05/16/2017	EUR	100,000	139,223
Mitsubishi UFJ Financial Group, Inc., Capital
Finance 1, Ltd.
6.346% due 07/29/2049 (b)		$200,000	177,767
Mizuho Capital Investment 1, Ltd.
5.02% due 06/29/2049 (b)	EUR	50,000	67,971
6.686% due 12/31/2049 (b)(g)		$126,000	111,176
Morgan Stanley
4.00% due 01/15/2010		455,000	448,809
Morgan Stanley, EMTN
4.00% due 11/17/2015	EUR	140,000	187,003
Morgan Stanley, GMTN
5.125% due 11/30/2015	GBP	100,000	171,310
Morgan Stanley, MTN
6.00% due 04/28/2015		$600,000	579,331
6.625% due 04/01/2018		550,000	541,365
National Rural Utilities Cooperative Finance Corp.
4.375% due 10/01/2010		100,000	101,019
Nationwide Building Society, EMTN
3.375% due 08/17/2015 (b)	EUR	55,000	78,154
Nexstar Finance Holdings LLC
11.375 due 04/01/2013		$415,468	405,081
Nexstar Finance, Inc.
7.00% due 01/15/2014		350,000	309,750
Nisource Finance Corp.
3.208% due 11/23/2009 (b)		140,000	136,046
6.15% due 03/01/2013		215,000	214,256
Nissan Motor Acceptance Corp.
4.625% due 03/08/2010 (g)		120,000	119,803
Nuveen Investments, Inc.
5.00% due 09/15/2010		275,000	240,625

The accompanying notes are an integral part of the financial statements.
222

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Nuveen Investments, Inc. (continued)
10.50% due 11/15/2015 (g)		$425,000	$399,500
Nuveen Investments, Inc., Class A
5.50% due 09/15/2015		725,000	514,750
RBS Global, Inc.
9.50% due 08/01/2014		750,000	751,875
11.75% due 08/01/2016		175,000	171,500
Red Arrow International Leasing PLC
8.375% due 06/30/2012	RUB	1,554,053	65,941
Repsol International Finance BV, EMTN
4.75% due 02/16/2017	EUR	120,000	170,345
RWE Finance BV, EMTN
6.375% due 06/03/2013	GBP	150,000	296,457
Severn Trent Utilities Finance PLC, EMTN
5.25% due 03/11/2016	EUR	65,000	98,459
SLM Corp., MTNA
3.06% due 07/27/2009 (b)		$2,065,000	1,939,252
SLM Corp., Series CPI
5.15% due 04/01/2009 (b)		365,000	351,378
Societe Generale, EMTN
5.25% due 03/28/2013	EUR	100,000	152,989
Sovereign Capital Trust VI
7.908% due 06/13/2036		$245,000	192,645
Sun Life Financial Global Funding LP
2.977% due 10/06/2013 (b)(g)		250,000	246,951
Teco Finance, Inc.
6.572% due 11/01/2017		37,000	36,425
7.00% due 05/01/2012		53,000	55,186
Torchmark Corp.
6.375% due 06/15/2016		230,000	236,902
Toyota Motor Credit Corp.
2.875% due 08/01/2008		235,000	234,836
UBS AG/Jersey, EMTN
4.50% due 09/16/2019 (b)	EUR	215,000	298,355
UCI Holdco, Inc.
10.30% due 12/15/2013		$378,206	335,658
Wells Fargo & Company
4.20% due 01/15/2010		455,000	456,417
4.875% due 01/12/2011		225,000	225,456
Wells Fargo Bank NA
4.75% due 02/09/2015		270,000	257,493
			52,253,883

Food & Beverages - 0.35%
Ahold Finance USA, Inc., EMTN
6.50% due 03/14/2017	GBP	50,000	94,093
B&G Foods, Inc.
8.00% due 10/01/2011		$500,000	497,500
Casino Guichard Perrachon SA, EMTN
4.875% due 04/10/2014	EUR	50,000	71,821
Del Monte Corp.
8.625% due 12/15/2012		$550,000	563,750
General Mills, Inc., MTN
6.378% due 10/15/2008		215,000	216,932
Kellogg Company
4.25% due 03/06/2013		975,000	946,330
Kraft Foods, Inc., EMTN
6.25% due 03/20/2015	EUR	50,000	77,523

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Food & Beverages (continued)
Kroger Company
6.15% due 01/15/2020		$130,000	$131,063
McCormick & Company, Inc.
5.80% due 07/15/2011		130,000	136,282
McCormick & Company, Inc., MTN
3.35% due 04/15/2009		110,000	110,275
McDonald's Corp.
5.30% due 03/15/2017		205,000	199,792
Panamerican Beverages, Inc.
7.25% due 07/01/2009		35,000	35,787
PepsiAmericas, Inc.
4.875% due 01/15/2015		55,000	52,413
SABMiller PLC
6.20% due 07/01/2011 (g)		330,000	336,533
SYSCO Corp
5.25% due 02/12/2018		110,000	109,768
Tesco PLC, EMTN
5.50% due 12/13/2019	GBP	100,000	184,474
William Wrigley Jr. Company
4.65% due 07/15/2015		$60,000	58,299
			3,822,635

Forest Products - 0.04%
Verso Paper Holdings LLC and Verson Paper Inc,
Series B
6.622% due 08/01/2014 (b)		425,000	395,250
Weyerhaeuser Company
7.375% due 03/15/2032		90,000	88,864
			484,114

Gas & Pipeline Utilities - 0.45%
Atmos Energy Corp.
4.00% due 10/15/2009		230,000	227,409
5.95% due 10/15/2034		40,000	34,140
Boardwalk Pipelines LLC
5.50% due 02/01/2017		90,000	83,428
Colorado Interstate Gas Company
5.95% due 03/15/2015		150,000	148,365
Duke Capital Corp.
7.50% due 10/01/2009		130,000	133,248
Duke Capital Corp., Series B
6.75% due 07/15/2018		90,000	91,341
Dynegy Holdings, Inc.
7.50% due 06/01/2015		575,000	543,375
El Paso Natural Gas Company
5.95% due 04/15/2017		99,000	95,385
Kinder Morgan Finance Company
5.70% due 01/05/2016		480,000	444,600
Kinder Morgan, Inc.
6.50% due 09/01/2012		139,000	138,652
National Gas Company
6.05% due 01/15/2036 (g)		105,000	94,078
Nustar Logistics
7.65% due 04/15/2018		180,000	179,349
Panhandle Eastern Pipe Line Company
4.80% due 08/15/2008		155,000	154,960
Piedmont Natural Gas Company
6.00% due 12/19/2033		15,000	13,389
Praxair, Inc.
4.625% due 03/30/2015		415,000	402,140

The accompanying notes are an integral part of the financial statements.
223

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Gas & Pipeline Utilities (continued)
Praxair, Inc. (continued)
5.20% due 03/15/2017		$205,000	$200,553
Southern California Gas Company
5.75% due 11/15/2035		230,000	217,956
Sunoco, Inc.
4.875% due 10/15/2014		30,000	28,070
5.75% due 01/15/2017		240,000	226,738
Williams Companies, Inc.
7.75% due 06/15/2031		550,000	585,750
8.125% due 03/15/2012		600,000	651,000
8.75% due 03/15/2032		25,000	29,125
Williams Companies, Inc., Series A
7.50% due 01/15/2031		125,000	130,625
			4,853,676

Healthcare Products - 0.16%
Bausch & Lomb, Inc.
9.875% due 11/01/2015 (g)		675,000	707,063
GlaxoSmithKline Capital PLC, EMTN
5.125% due 12/13/2012	EUR	50,000	76,792
5.625% due 12/13/2017		95,000	147,514
Johnson & Johnson
4.75% due 11/06/2019		50,000	74,843
Medtronic, Inc., Series B
4.375% due 09/15/2010		$145,000	146,459
4.75% due 09/15/2015		330,000	314,642
Universal Hospital Services, Inc.
8.2875% due 06/01/2015 (b)		200,000	189,500
8.50% due 06/01/2015		100,000	101,000
			1,757,813

Healthcare Services - 0.38%
Cardinal Health, Inc.
2.958% due 10/02/2009 (b)		260,000	256,718
Centene Corp.
7.25% due 04/01/2014		400,000	380,000
CRC Health Corp.
10.75% due 02/01/2016		125,000	105,000
DaVita, Inc.
6.625% due 03/15/2013		525,000	510,562
7.25% due 03/15/2015		750,000	733,125
Healthsouth Corp.
10.75% due 06/15/2016		425,000	454,750
US Oncology Holdings, Inc., PIK, Series S/A
7.949% due 03/15/2012		356,706	290,715
US Oncology, Inc.
9.00% due 08/15/2012		125,000	126,406
10.75% due 08/15/2014		175,000	176,313
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014		575,000	590,813
WellPoint, Inc.
4.25% due 12/15/2009		40,000	39,599
5.00% due 01/15/2011		415,000	410,821
			4,074,822

Holdings Companies/Conglomerates - 0.11%
ERP Operating LP
5.25% due 09/15/2014		190,000	177,940
Hutchison Whampoa Finance, Ltd.
5.875% due 07/08/2013	EUR	62,000	95,318

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Holdings Companies/Conglomerates
(continued)
Visant Corp.
7.625% due 10/01/2012	$325,000	$324,594
Visant Holding Corp.
zero coupon, Step up to 10.25% on
12/01/2008 due 12/01/2013	600,000	585,000
		1,182,852

Homebuilders - 0.14%
Centex Corp.
4.55% due 11/01/2010	150,000	137,625
5.45% due 08/15/2012	260,000	232,700
D.R. Horton, Inc.
4.875% due 01/15/2010	70,000	65,800
6.50% due 04/15/2016	250,000	226,250
Lennar Corp., Series B
5.60% due 05/31/2015	395,000	316,000
5.95% due 10/17/2011	25,000	22,500
MDC Holdings, Inc., MTN
5.375% due 12/15/2014	60,000	55,866
NVR, Inc.
5.00% due 06/15/2010	115,000	112,260
Pulte Homes, Inc.
5.20% due 02/15/2015	325,000	286,000
Ryland Group, Inc.
5.375% due 01/15/2015	20,000	18,010
		1,473,011

Hotels & Restaurants - 0.27%
Gaylord Entertainment Company
6.75% due 11/15/2014	600,000	540,000
8.00% due 11/15/2013	225,000	217,125
Harrah's Operating Company, Inc.
5.375% due 12/15/2013	200,000	130,000
5.50% due 07/01/2010	1,415,900	1,286,699
O'Charleys, Inc.
9.00% due 11/01/2013	250,000	224,375
OSI Restaurant Partners, Inc.
10.00% due 06/15/2015 (g)	525,000	372,750
Real Mex Restaurants, Inc.
10.00% due 04/01/2010	165,000	156,750
		2,927,699

Household Appliances - 0.01%
Whirlpool Corp.
6.125% due 06/15/2011	140,000	142,175

Household Products - 0.02%
Simmons Bedding Company
7.875% due 01/15/2014	225,000	199,688

Industrial Machinery - 0.03%
Stewart & Stevenson LLC
10.00% due 07/15/2014	375,000	373,125

Industrials - 0.05%
Air Products & Chemicals, Inc.
4.15% due 02/01/2013	150,000	146,271
WCA Waste Corp.
9.25% due 06/15/2014	400,000	404,000
		550,271

The accompanying notes are an integral part of the financial statements.
224

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Insurance - 0.51%
ACE INA Holdings, Inc.
5.70% due 02/15/2017		$240,000	$233,840
Allstate Life Funding LLC, EMTN
6.375% due 01/17/2011	GBP	49,000	95,686
American International Group, Inc., Series A3
4.875% due 03/15/2067 (b)	EUR	150,000	183,360
ASIF II, EMTN
5.625% due 02/01/2012	GBP	159,000	294,663
Berkshire Hathaway Finance Corp.
4.60% due 05/15/2013		$400,000	398,008
Genworth Financial, Inc.
5.75% due 06/15/2014		109,000	106,186
6.15% due 11/15/2066 (b)		156,000	126,119
Highmark, Inc.
6.80% due 08/15/2013 (g)		225,000	246,499
HUB International Holdings, Inc.
9.00% due 12/15/2014 (g)		550,000	478,500
10.25% due 06/15/2015 (g)		875,000	647,500
Monumental Global Funding, Ltd., EMTN
5.375% due 03/13/2009	EUR	39,000	60,771
Muenchener Rueckversicherungs AG
5.767% due 06/29/2049 (b)		100,000	138,104
Nationwide Mutual Insurance Company
6.60% due 04/15/2034 (g)		$135,000	118,430
New York Life Global Funding
4.625% due 08/16/2010 (g)		235,000	237,524
New York Life Global Funding, EMTN
4.375% due 01/19/2017	EUR	100,000	140,464
NLV Financial Corp.
7.50% due 08/15/2033 (g)		$285,000	295,367
Ohio National Financial Services, Inc.
6.35% due 04/01/2013 (g)		15,000	16,164
Pacific Life Funding LLC, EMTN
5.125% due 01/20/2015	GBP	89,000	160,716
5.50% due 05/14/2009	EUR	39,000	60,274
Principal Financial Global Funding II LLC, EMTN
4.50% due 01/26/2017		50,000	70,618
Principal Financial Group, Inc.
6.05% due 10/15/2036		$180,000	164,577
Principal Life Global Funding I
5.25% due 01/15/2013 (g)		190,000	186,967
Principal Life Income Funding Trusts
5.20% due 11/15/2010		40,000	39,580
Principal Financial Global Funding LLC, EMTN
4.50% due 01/22/2009	EUR	39,000	60,400
RLI Corp.
5.95% due 01/15/2014		$20,000	19,220
Security Benefit Life Insurance Company
7.45% due 10/01/2033 (g)		95,000	82,939
Transatlantic Holdings, Inc.
5.75% due 12/14/2015		170,000	159,199

Travelers Insurance Company Institutional Funding, Ltd.
5.75% due 12/06/2011	GBP	159,000	303,123
USI Holdings Corp.
9.75% due 05/15/2015 (g)		$225,000	182,250
Willis North America, Inc.
6.20% due 03/28/2017		195,000	186,691
			5,493,739

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

International Oil - 0.49%
Canadian Natural Resources, Ltd.
5.15% due 02/01/2013		$255,000	$255,998
6.45% due 06/30/2033		75,000	73,472
Gaz Capital for Gazprom
7.288% due 08/16/2037		840,000	816,900
8.625% due 04/28/2034		175,000	203,437
Gaz Capital for Gazprom, EMTN
4.56% due 12/09/2012	EUR	150,000	217,610
Gaz Capital SA
7.343% due 04/11/2013 (g)		$300,000	319,125
8.146% due 04/11/2018		300,000	323,889
Newfield Exploration Company
6.625% due 09/01/2014		35,000	33,950
Pemex Project Funding Master Trust
4.10% due 06/15/2010 (b)(g)		215,000	216,828
5.75% due 03/01/2018		240,000	238,800
6.25% due 08/05/2013	EUR	150,000	238,921
Pemex Project Funding Master Trust, Series JUN
5.75% due 03/01/2018		$225,000	224,629
Petro-Canada
6.80% due 05/15/2038		125,000	122,229
Petroleos de Venezuela SA
5.25% due 04/12/2017		505,000	347,440
5.375% due 04/12/2027		700,000	403,200
PF Export Receivables Master Trust
6.436% due 06/01/2015 (g)		58,503	57,779
Transocean, Inc.
5.25% due 03/15/2013		210,000	210,572
XTO Energy, Inc.
4.625% due 06/15/2013		525,000	508,293
5.65% due 04/01/2016		220,000	217,136
YPF SA, MTNC
10.00% due 11/02/2028		220,000	242,000
			5,272,208

Investment Companies - 0.06%
BES Finance, Ltd., EMTN
6.25% due 05/17/2011	EUR	66,000	102,407
Credit Suisse Guernsey, Ltd.
5.86% due 05/29/2049 (b)		$290,000	245,160
Xstrata Finance Canada, Ltd.
5.50% due 11/16/2011 (g)		180,000	178,864
Xstrata Finance Canada, Ltd., EMTN
5.25% due 06/13/2017	EUR	80,000	110,302
			636,733

Leisure Time - 0.61%
Chukchansi Economic Development Authority
6.327% due 11/15/2012 (b)(g)		$100,000	86,500
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015 (g)		250,000	181,875
International Speedway Corp.
4.20% due 04/15/2009		90,000	89,897
Isle of Capri Casinos, Inc.
7.00% due 03/01/2014		575,000	438,437
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (g)		175,000	163,625
Lottomatica SpA
4.80% due 12/22/2008	EUR	30,000	46,506

The accompanying notes are an integral part of the financial statements.
225

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Leisure Time (continued)
MGM Mirage, Inc.
8.50% due 09/15/2010	$800,000	$817,000
Park Place Entertainment Corp.
7.875% due 03/15/2010	75,000	71,063
8.125% due 05/15/2011	625,000	531,250
Pinnacle Entertainment, Inc.
7.50% due 06/15/2015 (g)	425,000	350,625
8.25% due 03/15/2012	500,000	503,750
Pokagon Gaming Authority
10.375% due 06/15/2014 (g)	650,000	703,625
Royal Caribbean Cruises, Ltd.
7.00% due 06/15/2013	100,000	92,375
Shingle Springs Tribal Gaming Authority
9.375% due 06/15/2015 (g)	550,000	479,875
Speedway Motorsports, Inc.
6.75% due 06/01/2013	360,000	351,900
Station Casinos, Inc.
6.00% due 04/01/2012	50,000	42,000
7.75% due 08/15/2016	225,000	187,313
Vivendi
5.75% due 04/04/2013	410,000	403,981
Wynn Las Vegas LLC
6.625% due 12/01/2014	1,075,000	1,037,375
		6,578,972

Liquor - 0.00%
Anheuser-Busch Companies, Inc.
5.50% due 01/15/2018	40,000	38,692

Manufacturing - 0.28%
3M Company, MTN
5.125% due 11/06/2009	95,000	97,594
5.70% due 03/15/2037	200,000	200,827
Cooper US, Inc.
6.10% due 07/01/2017	205,000	207,121
General Dynamics Corp.
4.50% due 08/15/2010	310,000	316,860
Harland Clarke Holdings Corp.
7.425% due 05/15/2015 (b)	450,000	338,625
Honeywell International, Inc.
4.25% due 03/01/2013	260,000	255,820
5.30% due 03/01/2018	235,000	231,817
Rafaella Apparel Group, Inc., Series B
11.25% due 06/15/2011	267,000	136,170
Sally Holdings LLC
9.25% due 11/15/2014	425,000	422,875
10.50% due 11/15/2016	75,000	73,125
SPX Corp.
7.625% due 12/15/2014 (g)	375,000	390,000
Trinity Industries, Inc.
6.50% due 03/15/2014	350,000	344,750
		3,015,584

Medical-Hospitals - 0.69%
Community Health Systems, Inc.
8.875% due 07/15/2015	1,950,000	2,010,937
HCA, Inc.
9.25% due 11/15/2016	2,250,000	2,376,563
9.625% due 11/15/2016	125,000	131,875

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Medical-Hospitals (continued)
Health Management Associates, Inc.
6.125% due 04/15/2016	$1,250,000	$1,150,000
7.07% due 08/16/2020	1,233,731	1,145,309
Symbion, Inc.
11.00% due 08/23/2015	275,000	206,250
United Surgical Partners International, Inc.
8.875% due 05/01/2017	425,000	416,500
		7,437,434

Metal & Metal Products - 0.15%
Clarendon Alumina Production, Ltd.
8.50% due 11/16/2021	100,000	103,750
Gibraltar Industries, Inc., Series B
8.00% due 12/01/2015	900,000	756,000
Hawk Corp.
8.75% due 11/01/2014	331,000	335,965
PNA Group, Inc.
10.75% due 09/01/2016	475,000	451,250
		1,646,965

Mining - 0.49%
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015	525,000	556,500
8.375% due 04/01/2017	3,225,000	3,466,875
Placer Dome, Inc.
6.45% due 10/15/2035	315,000	292,290
Rio Tinto Finance USA, Ltd.
2.625% due 09/30/2008	140,000	139,460
Vale Overseas, Ltd.
6.25% due 01/23/2017	575,000	579,252
6.875% due 11/21/2036	250,000	247,770
		5,282,147

Office Furnishings & Supplies - 0.05%
ACCO Brands Corp.
7.625% due 08/15/2015	200,000	184,000
Interface, Inc.
9.50% due 02/01/2014	25,000	26,125
10.375% due 02/01/2010	300,000	315,000
		525,125

Paper - 0.36%
Boise Cascade LLC
7.125% due 10/15/2014	290,000	253,025
Celulosa Arauco y Constitucion SA
5.125% due 07/09/2013	80,000	78,320
8.625% due 08/15/2010	220,000	238,472
Domtar Corp.
5.375% due 12/01/2013	175,000	158,375
7.125% due 08/15/2015	450,000	429,750
9.50% due 08/01/2016	50,000	51,813
Georgia-Pacific Corp.
7.00% due 01/15/2015 (g)	475,000	472,625
7.125% due 01/15/2017 (g)	450,000	444,375
8.125% due 05/15/2011	300,000	307,500
Jefferson Smurfit Corp.
8.25% due 10/01/2012	200,000	184,000
NewPage Corp.
10.00% due 05/01/2012 (g)	250,000	266,250
10.00% due 05/01/2012	100,000	106,500

The accompanying notes are an integral part of the financial statements.
226

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Paper (continued)
NewPage Corp. (continued)
12.00% due 05/01/2013		$350,000	$370,125
Rock-Tenn Company
8.20% due 08/15/2011		250,000	260,000
9.25% due 03/15/2016 (g)		225,000	237,375
			3,858,505

Petroleum Services - 0.30%
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015		100,000	101,250
7.75% due 05/15/2017		1,450,000	1,479,000
Complete Production Services, Inc.
8.00% due 12/15/2016		600,000	607,500
EnCana Corp.
5.90% due 12/01/2017		365,000	363,767
Halliburton Company
5.50% due 10/15/2010		375,000	390,988
Key Energy Services, Inc.
8.375% due 12/01/2014 (g)		225,000	232,313
Premcor Refining Group, Inc.
6.75% due 02/01/2011		120,000	121,697
			3,296,515

Pharmaceuticals - 0.15%
Aventis SA, EMTN
4.25% due 09/15/2010	EUR	65,000	99,110
Eli Lilly & Company
5.55% due 03/15/2037		$205,000	189,049
Hospira, Inc.
4.95% due 06/15/2009		80,000	79,883
Merck KGAA
4.75% due 11/26/2010	EUR	50,000	77,036
Omnicare, Inc.
6.75% due 12/15/2013		$350,000	328,125
6.875% due 12/15/2015		600,000	556,500
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016		310,000	304,541
			1,634,244

Pipelines - 0.19%
Buckeye Partners LP
6.05% due 01/15/2018		140,000	137,000
TEPPCO Partners LP
5.90% due 04/15/2013		300,000	300,960
7.55% due 04/15/2038		485,000	502,565
Texas Gas Transmission LLC
5.50% due 04/01/2013 (g)		1,120,000	1,095,806
			2,036,331

Publishing - 0.19%
Idearc, Inc.
8.00% due 11/15/2016		725,000	518,375
Nielsen Finance LLC
10.00% due 08/01/2014 (g)		225,000	232,875
Sun Media Corp.
7.625% due 02/15/2013		325,000	315,250
TL Acquisitions, Inc.
zero coupon, Step up to 13.25% on
07/15/2009 due 07/15/2015 (b)(g)		500,000	382,500

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Publishing (continued)
Valassis Communications, Inc.
8.25% due 03/01/2015	$675,000	$631,125
		2,080,125

Railroads & Equipment - 0.17%
American Railcar Industries, Inc.
7.50% due 03/01/2014	600,000	561,000
Canadian National Railway Company
6.25% due 08/01/2034	249,000	245,911
Greenbrier Companies, Inc.
8.375% due 05/15/2015	400,000	385,000
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	125,000	130,625
Norfolk Southern Corp.
5.59% due 05/17/2025	30,000	27,241
5.75% due 04/01/2018	95,000	93,918
7.25% due 02/15/2031	35,000	37,708
Union Pacific Corp.
3.875% due 02/15/2009	125,000	124,928
5.70% due 08/15/2018	205,000	196,574
		1,802,905

Real Estate - 0.39%
AMB Property LP, MTN
5.90% due 08/15/2013	45,000	43,989
6.30% due 06/01/2013	205,000	204,609
AvalonBay Communities, Inc., REIT, MTN
4.95% due 03/15/2013	60,000	56,621
6.125% due 11/01/2012	185,000	185,172
6.625% due 09/15/2011	265,000	271,060
BF Saul, REIT
7.50% due 03/01/2014	150,000	134,250
Camden Property Trust, REIT
4.375% due 01/15/2010	90,000	87,784
Developers Diversified Realty Corp., REIT
3.875% due 01/30/2009	30,000	29,622
Duke Realty LP
6.25% due 05/15/2013	230,000	227,371
Federal Realty Investment Trust
6.00% due 07/15/2012	135,000	133,367
Felcor Lodging LP, REIT
8.50% due 06/01/2011	250,000	254,375
Hospitality Properties Trust
5.625% due 03/15/2017	225,000	189,984
Host Marriott LP, Series Q, REIT
6.75% due 06/01/2016	900,000	873,000
Kimco Realty Corp., MTN, REIT
4.904% due 02/18/2015	60,000	54,931
Mack-Cali Realty LP, REITS
5.80% due 01/15/2016	75,000	67,684
Reckson Operating Partnership, REIT
6.00% due 03/31/2016	210,000	176,686
Regency Centers LP, REIT
5.875% due 06/15/2017	120,000	111,137
Simon Property Group LP, REIT
4.60% due 06/15/2010	235,000	231,794
5.30% due 05/30/2013	75,000	74,189
5.75% due 12/01/2015	340,000	330,713

The accompanying notes are an integral part of the financial statements.
227

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Real Estate (continued)
Ventas Realty LP/Ventas Capital Corp., REIT
6.50% due 06/01/2016		$470,000	$458,250
Vornado Realty LP, REIT
4.50% due 08/15/2009		35,000	33,947
			4,230,535

Retail - 0.24%
Costco Wholesale Corp.
5.30% due 03/15/2012		180,000	185,614
Federated Retail Holdings, Inc.
5.35% due 03/15/2012		180,000	169,673
Ferrellgas Escrow LLC
6.75% due 05/01/2014		250,000	238,750
Home Depot, Inc.
3.75% due 09/15/2009		115,000	112,809
5.20% due 03/01/2011		155,000	154,360
JC Penney Company, Inc.
7.375% due 08/15/2008		100,000	100,488
9.00% due 08/01/2012		400,000	429,261
Leslie's Poolmart
7.75% due 02/01/2013		350,000	329,000
Sears Roebuck Acceptance
7.00% due 02/01/2011		200,000	192,586
Sunstate Equipment Company LLC
10.50% due 04/01/2013 (g)		450,000	360,000
Target Corp.
5.875% due 07/15/2016		305,000	308,457
			2,580,998

Retail Grocery - 0.12%
Couche-Tard US LP
7.50% due 12/15/2013		650,000	658,125
Delhaize Group
5.625% due 06/27/2014	EUR	50,000	74,178
6.50% due 06/15/2017		$100,000	102,395
Safeway, Inc.
4.125% due 11/01/2008		65,000	65,071
The Kroger Company
8.05% due 02/01/2010		430,000	451,371
			1,351,140

Retail Trade - 0.42%
ACE Hardware Corp.
9.125% due 06/01/2016 (g)		925,000	888,000
Fortune Brands, Inc.
5.125% due 01/15/2011		70,000	69,071
FTD, Inc.
7.75% due 02/15/2014		250,000	251,250
GSC Holdings Corp.
8.00% due 10/01/2012		1,150,000	1,213,250
Home Depot, Inc.
5.40% due 03/01/2016		220,000	207,078
Neiman Marcus Group, Inc.
9.00% due 10/15/2015		450,000	460,125
10.375% due 10/15/2015		175,000	180,906
Target Corp.
7.50% due 08/15/2010		150,000	160,327
The Pantry, Inc.
7.75% due 02/15/2014		550,000	423,500

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Retail Trade (continued)
Wal-Mart Stores, Inc.
4.75% due 01/29/2013	GBP	204,000	$386,194
6.875% due 08/10/2009		$315,000	328,441
			4,568,142

Sanitary Services - 0.30%
Allied Waste North America, Inc.
6.875% due 06/01/2017		825,000	798,188
7.25% due 03/15/2015		1,000,000	992,500
7.875% due 04/15/2013		225,000	230,062
Casella Waste Systems, Inc.
9.75% due 02/01/2013		750,000	750,000
Oakmont Asset Trust
4.514% due 12/22/2008 (g)		20,000	20,104
Waste Management, Inc.
6.10% due 03/15/2018		480,000	476,451
7.375% due 05/15/2029		15,000	15,529
			3,282,834

Semiconductors - 0.32%
Avago Technologies Finance
10.125% due 12/01/2013		375,000	403,125
Flextronics International, Ltd.
6.25% due 11/15/2014		125,000	119,375
Freescale Semiconductor, Inc.
6.675% due 12/15/2014 (b)		300,000	253,500
8.875% due 12/15/2014		675,000	597,375
Freescale Semiconductor, Inc., PIK
9.125% due 12/15/2014		200,000	171,500
National Semiconductor Corp.
6.15% due 06/15/2012		300,000	298,832
NXP BV/NXP Funding LLC
5.463% due 10/15/2013 (b)		475,000	434,625
9.50% due 10/15/2015		525,000	495,469
Spansion LLC
11.25% due 01/15/2016 (g)		200,000	124,000
STATS ChipPAC, Ltd.
6.75% due 11/15/2011		100,000	100,375
7.50% due 07/19/2010		500,000	510,625
			3,508,801

Software - 0.09%
Oracle Corp.
5.00% due 01/15/2011		785,000	801,217
Serena Software, Inc.
10.375% due 03/15/2016		125,000	116,875
SS&C Technologies, Inc.
11.75% due 12/01/2013		100,000	105,250
			1,023,342

Steel - 0.25%
ArcelorMittal
5.375% due 06/01/2013 (g)		1,065,000	1,047,711
Evraz Group SA
8.25% due 11/10/2015		100,000	98,620
Gerdau Ameristeel Corp.
10.375% due 07/15/2011		150,000	157,125
GTL Trade Finance, Inc.
7.25% due 10/20/2017		125,000	127,425

The accompanying notes are an integral part of the financial statements.
228

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Steel (continued)
Metals USA Holdings Corp., PIK
8.697% due 07/01/2012		$125,000	$116,562
Metals USA, Inc.
11.125% due 12/01/2015		100,000	104,500
Ryerson, Inc.
12.00% due 11/01/2015 (g)		450,000	436,500
Steel Dynamics, Inc.
6.75% due 04/01/2015		140,000	136,850
Tube City IMS Corp.
9.75% due 02/01/2015		400,000	382,000
Usiminas Commercial, Ltd.
7.25% due 01/18/2018		100,000	104,959
			2,712,252

Telecommunications Equipment &
Services - 0.96%
Broadview Networks Holdings, Inc.
11.375% due 09/01/2012		425,000	405,875
Citizens Communications Company
7.125% due 03/15/2019		600,000	549,000
Deutsche Telekom International Finance BV
3.875% due 07/22/2008		85,000	84,990
Digicel Group, Ltd.
8.875% due 01/15/2015 (g)		850,000	779,875
Digicel, Ltd.
9.25% due 09/01/2012 (g)		775,000	796,312
Dycom Industries, Inc.
8.125% due 10/15/2015		275,000	264,000
Fairpoint Communications, Inc.
13.125% due 04/01/2018 (g)		225,000	230,625
France Telecom SA
7.75% due 03/01/2011		570,000	610,339
GCI, Inc.
7.25% due 02/15/2014		425,000	365,500
iPCS, Inc.
4.998% due 05/01/2013 (b)		450,000	387,000
6.123% due 05/01/2014 (b)		400,000	324,000
Level 3 Communications, Inc.
6.00% due 09/15/2009		87,000	83,968
6.00% due 03/15/2010		88,000	79,866
12.25% due 03/15/2013		375,000	390,000
Lucent Technologies, Inc.
6.50% due 01/15/2028		825,000	627,000
Nortel Networks, Ltd.
6.963% due 07/15/2011 (b)		875,000	822,500
10.125% due 07/15/2013		75,000	73,500
Orascom Telecom Finance SCA
7.875% due 02/08/2014		110,000	105,459
OTE PLC, GMTN
4.625% due 05/20/2016	EUR	100,000	140,500
Paetec Holding Corp.
9.50% due 07/15/2015		$550,000	517,000
SBC Communications, Inc.
5.625% due 06/15/2016		550,000	549,918
6.45% due 06/15/2034		355,000	342,983
Suncom Wireless, Inc.
8.50% due 06/01/2013		525,000	547,313
Verizon Global Funding Corp.
7.25% due 12/01/2010		110,000	117,697

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Telecommunications Equipment &
Services (continued)
Verizon Global Funding Corp. (continued)
7.75% due 12/01/2030		$285,000	$316,070
West Corp.
9.50% due 10/15/2014		425,000	397,375
Wind Acquisition Finance SA
10.75% due 12/01/2015 (g)		450,000	481,500
			10,390,165

Telephone - 1.18%
Alltel Corp.
6.50% due 11/01/2013		225,000	182,812
7.00% due 07/01/2012		1,000,000	875,000
AT&T Corp.
7.30 due 11/15/2011 (b)		150,000	160,535
AT&T, Inc.
2.888% due 11/14/2008 (b)		100,000	99,965
4.375% due 03/15/2013	EUR	100,000	146,608
4.95% due 01/15/2013		$450,000	448,638
5.30% due 11/15/2010		125,000	128,280
6.40% due 05/15/2038		480,000	466,476
British Telecommunications PLC
5.15% due 01/15/2013		680,000	665,158
8.00% due 12/07/2016	GBP	150,000	315,043
British Telecommunications PLC, EMTN
5.25% due 06/23/2014	EUR	100,000	150,096
France Telecom SA, EMTN
7.25% due 01/28/2013		65,000	107,468
Nordic Telephone Company Holdings
8.25% due 05/01/2016 (g)		100,000	148,574
8.875% due 05/01/2016 (g)		$850,000	837,250
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014		300,000	294,000
Qwest Corp.
6.05% due 06/15/2013 (b)		125,000	121,250
7.50% due 10/01/2014		175,000	174,125
7.875% due 09/01/2011		100,000	101,750
8.875% due 03/15/2012		150,000	157,125
Royal KPN NV, EMTN
4.50% due 03/18/2013	EUR	80,000	117,554
Sprint Capital Corp.
6.90% due 05/01/2019		$510,000	433,500
7.625% due 01/30/2011		920,000	890,100
8.375% due 03/15/2012		150,000	145,875
Sprint Nextel Corp.
3.071% due 06/28/2010 (b)		105,000	95,084
6.00% due 12/01/2016		1,275,000	1,051,875
Telecom Italia Capital SA
4.00% due 01/15/2010		150,000	147,786
5.25% due 11/15/2013		445,000	424,644
6.999% due 06/04/2018		170,000	170,521
Telecom Italia Finance SA, EMTN
6.875% due 01/24/2013	EUR	290,000	461,290
7.50 due 04/20/2011		64,000	102,568
Telefonica Emisiones SAU
5.984% due 06/20/2011		$185,000	187,199
6.221% due 07/03/2017		275,000	280,212
Telefonica Emisiones SAU, EMTN
4.674% due 02/07/2014	EUR	100,000	148,427

The accompanying notes are an integral part of the financial statements.
229

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Telephone (continued)
Telefonos de Mexico SA de CV
4.50% due 11/19/2008		$120,000	$120,055
Valor Telecommunications Enterprise LLC
7.75% due 02/15/2015		225,000	230,242
Verizon Communications, Inc.
4.35% due 02/15/2013		645,000	626,207
5.25% due 04/15/2013		310,000	312,584
6.90% due 04/15/2038		260,000	270,194
Windstream Corp.
8.125% due 08/01/2013		325,000	332,313
8.625% due 08/01/2016		325,000	335,969
Windstream Regatta Holdings, Inc.
11.00% due 12/01/2017 (g)		450,000	301,500
			12,765,852

Tires & Rubber - 0.03%
Cooper-Standard Automotive, Inc.
8.375% due 12/15/2014		425,000	345,312

Tobacco - 0.04%
Imperial Tobacco Finance PLC, EMTN
4.375% due 11/22/2013	EUR	100,000	140,353
6.875% due 06/13/2012	GBP	49,000	94,686
Reynolds American, Inc.
6.50% due 07/15/2010		$45,000	45,900
7.25% due 06/01/2013		175,000	181,670
			462,609

Toys, Amusements & Sporting Goods - 0.02%
Hasbro, Inc.
6.30% due 09/15/2017		180,000	179,354

Transportation - 0.29%
Bombardier, Inc.
6.30% due 05/01/2014 (g)		575,000	563,500
6.75% due 05/01/2012 (g)		200,000	201,000
7.45% due 05/01/2034 (g)		375,000	363,750
Bristow Group, Inc.
6.125% due 06/15/2013		425,000	410,125
7.50% due 09/15/2017		250,000	256,250
Burlington Northern Santa Fe Corp.
5.65% due 05/01/2017		268,000	263,756
6.15% due 05/01/2037		436,000	412,397
Canadian National Railway Company
6.375% due 11/15/2037		65,000	64,553
Canadian Pacific Railway Company
5.75% due 05/15/2013		50,000	49,801
CHC Helicopter Corp.
7.375% due 05/01/2014		350,000	354,375
FedEx Corp.
5.50% due 08/15/2009		215,000	216,841
			3,156,348

Trucking & Freight - 0.01%
Saint Acquisition Corp.
12.50% due 05/15/2017 (g)		300,000	106,500

Utility Service - 0.22%
Consumers Energy Company, Series F
4.00% due 05/15/2010		225,000	223,085
Consumers Energy Company, Series J
6.00% due 02/15/2014		160,000	162,703

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Utility Service (continued)
PNM Resources, Inc.
9.25% due 05/15/2015		$350,000	$363,125
Public Service Company of New Mexico
4.40% due 09/15/2008		210,000	208,975
Public Service Electric & Gas Company
5.70% due 12/01/2036		355,000	329,301
Veolia Environnement
5.25% due 06/03/2013		510,000	505,112
6.00% due 06/01/2018		430,000	427,569
Veolia Environnement, EMTN
4.875% due 05/28/2013	EUR	50,000	75,522
4.875% due 05/28/2013		35,000	52,865
5.875% due 02/01/2012		30,000	47,243
			2,395,500
TOTAL CORPORATE BONDS (Cost $304,249,099)			$298,615,217

CONVERTIBLE BONDS - 0.10%
Automobiles - 0.02%
Ford Motor Company
4.25% due 12/15/2036		$191,000	181,374

Cable & Television - 0.02%
Sinclair Broadcast Group, Inc.
3.00% due 05/15/2027		303,000	275,730

Cellular Communications - 0.03%
American Tower Corp.
3.00% due 08/15/2012		150,000	340,341

Coal - 0.03%
Peabody Energy Corp.
4.75% due 12/15/2066		200,000	290,496
TOTAL CONVERTIBLE BONDS (Cost $932,447)			$1,087,941

MUNICIPAL BONDS - 0.47%

Alabama - 0.02%
Mobile Industrial Development Board
5.00% due 06/01/2034		195,000	196,890

California - 0.02%
State of California
5.25% due 04/01/2034		100,000	111,393
5.50% due 11/01/2033		100,000	103,680
			215,073

District of Columbia - 0.03%
District of Columbia
4.75% due 06/01/2031		325,000	320,967

Florida - 0.07%
Florida State Board of Education
5.00% due 07/01/2017		165,000	179,098
Florida State Turnpike Authority
4.75% due 07/01/2031		195,000	191,240
Orange County Florida Tourist Development
5.00% due 10/01/2018		330,000	351,490
			721,828

Georgia - 0.06%
Atlanta Water & Wastewater Revenue
5.50% due 11/01/2017		220,000	246,010

The accompanying notes are an integral part of the financial statements.
230

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)

Georgia (continued)
Atlanta Water & Wastewater Revenue (continued)
5.50% due 11/01/2016	$155,000	$173,214
State of Georgia
5.00% due 07/01/2019	245,000	266,793
		686,017

Kansas - 0.01%
Kansas Development Finance Authority
5.501% due 05/01/2034	120,000	114,127

Maryland - 0.08%
County of Baltimore MD
5.00% due 02/01/2038	200,000	206,958
Maryland State Transportation Authority
5.00% due 07/01/2041	330,000	339,999
State of Maryland
5.00% due 08/01/2019	335,000	366,895
		913,852

Missouri - 0.04%
Missouri State Highways & Transit Commission
5.00% due 02/01/2018	425,000	469,872

New Jersey - 0.02%
New Jersey State Transportation Trust Fund
Authority
5.25% due 12/15/2021	160,000	175,822

New York - 0.03%
New York City Housing Development Corp.
6.42% due 11/01/2027	135,000	138,626
New York State Urban Development Corp.
5.50% due 03/15/2018	160,000	182,648
		321,274

North Carolina - 0.03%
North Carolina Capital Facilities Finance Agency
5.00% due 10/01/2044	330,000	337,877

Oregon - 0.01%
State of Oregon
5.892% due 06/01/2027	60,000	61,102

Pennsylvania - 0.02%
Commonwealth of Pennsylvania
5.00% due 01/01/2018	240,000	259,838

West Virginia - 0.03%
Tobacco Settlement Finance Authority of West
Virginia, Tobacco Settlement Funded
7.467% due 06/01/2047	330,000	303,514
TOTAL MUNICIPAL BONDS (Cost $5,027,372)		$5,098,053

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.69%
American Tower Trust, Series 2007-1A, Class D
5.957% due 04/15/2037 (g)	350,000	311,062
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A1
3.878% due 09/11/2036	275,132	270,757
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648% due 09/11/2036	796,000	779,194

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Banc of America Commercial Mortgage, Inc.,
Series 2005-3, Class A2
4.501% due 07/10/2043	$640,000	$635,872
Banc of America Mortgage Securities,
Series 2004-A, Class 2A2
4.094% due 02/25/2034 (b)	221,326	209,932
Banc of America Mortgage Securities,
Series 2004-D, Class 2A2
4.197% due 05/25/2034 (b)	107,766	104,124
Banc of America Mortgage Securities,
Series 2004-H, Class 2A2
4.746% due 09/25/2034 (b)	225,134	224,723
Banc of America Mortgage Securities,
Series 2004-I, Class 3A2
4.858% due 10/25/2034 (b)	113,705	111,428
Banc of America Mortgage Securities,
Series 2005-J, Class 2A1
5.091% due 11/25/2035 (b)	424,950	414,439
Banc of America Mortgage Securities,
Series 2005-J, Class 3A1
5.252% due 11/25/2035 (b)	229,055	222,201
Bear Stearns Commercial Mortgage Securities,
Series 1998-C1, Class A2
6.44% due 06/16/2030	40,607	40,901
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83% due 08/15/2038	320,000	318,785
Bear Stearns Commercial Mortgage Securities,
Series 2005-PW10, Class A1
5.085% due 12/11/2040	637,029	639,542
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR8, Class A4
4.674% due 06/11/2041	578,000	549,295
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A1
4.498% due 09/11/2042	86,335	86,125
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class AAB
4.804% due 09/11/2042	462,000	445,512
Bear Stearns Commercial Mortgage Securities,
Series 2005-T18, Class A1
4.274% due 02/13/2042 (b)	244,016	243,144
Bear Stearns Commercial Mortgage Securities,
Series 2005-T20, Class A1
4.94% due 10/12/2042	26,610	26,664
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A4
5.725% due 09/11/2038 (b)	385,000	386,723
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW13, Class AAB
5.53% due 09/11/2041	50,000	49,149
Bear Stearns Commercial Mortgage Securities,
Series 2006-PWR12, Class A1
5.546% due 09/11/2038 (b)	160,999	162,406
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW15, Class AAB
5.315% due 02/11/2044	500,000	482,148
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW17, Class A1
5.282% due 06/11/2050	584,335	582,184

The accompanying notes are an integral part of the financial statements.
231

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW17, Class A4
5.694% due 06/11/2050 (b)	$50,000	$48,681
Citigroup Commercial Mortgage Trust, Series
2008-C7, Class A1
5.271% due 12/12/2049	301,019	303,816
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2006-CD3, Class AAB
5.608% due 10/15/2048	285,000	286,191
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A1
5.046% due 07/15/2044	216,209	216,945
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.399% due 07/15/2044 (b)	550,000	540,756
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4, Class ASB
5.278% due 12/11/2049	995,000	958,172
Commercial Mortgage Loan Trust, Series
2008-LS1, Class A1
5.935% due 05/10/2012	220,042	225,180
Commercial Mortgage Loan Trust, Series
2008-LS1, Class A3
6.019% due 03/10/2017 (b)	1,270,000	1,283,881
Credit Suisse Mortgage Capital Certificates, Series
2007-C4, Class A1
5.54% due 09/15/2039	123,032	123,848
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A1
4.771% due 09/15/2039	231,322	230,352
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467% due 09/15/2039	500,000	489,984
Credit Suisse Mortgage Capital Certificates,
Series 2007-C1, Class A1
5.227% due 02/15/2040	268,755	268,524
CS First Boston Mortgage Securities Corp.,
Series 2004-C2, Class A1
3.819% due 05/15/2036	97,527	95,270
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class A4
4.832% due 04/15/2037	575,000	552,598
DLJ Commercial Mortgage Corp.,
Series 1999-CG2,Class A1B
7.30% due 06/10/2032	579,738	592,176
Federal Home Loan Mortgage Corp., Series
1994-1671, Class G
6.50% due 08/15/2023	717	717
Federal Home Loan Mortgage Corp., Series
2003-2586, Class NJ
4.50% due 08/15/2016	253,714	253,778
Federal Home Loan Mortgage Corp., Series
2003-2614, Class IH
4.50% IO due 05/15/2016	198,018	15,566
Federal Home Loan Mortgage Corp., Series
2003-2627, Class IE
4.50% IO due 04/15/2018	58,931	4,679
Federal Home Loan Mortgage Corp., Series
2003-2631, Class KI
4.50% IO due 01/15/2015	107,020	2,914

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series
2003-2681, Class PC
5.00% due 01/15/2019	$255,000	$256,991
Federal Home Loan Mortgage Corp., Series
2003-2686, Class JG
5.50% due 04/15/2028	847,000	853,767
Federal Home Loan Mortgage Corp., Series
2003-41, Class YV
5.50% due 04/25/2014	244,874	250,239
Federal Home Loan Mortgage Corp., Series
2004-2844, Class PQ
5.00% due 05/15/2023	96,038	96,536
Federal Home Loan Mortgage Corp., Series
2004-2872, Class YB
5.00% due 06/15/2023	205,115	206,079
Federal Home Loan Mortgage Corp., Series
2004-2882, Class YB
5.00% due 10/15/2027	400,000	405,528
Federal Home Loan Mortgage Corp., Series
2005-2934, Class NB
5.00% due 01/15/2028	106,000	107,390
Federal Home Loan Mortgage Corp., Series
2005-R003, Class VA
5.50% due 08/15/2016	466,168	472,421
Federal Home Loan Mortgage Corp., Series
2006-3123, Class VB
6.00% due 09/15/2013	218,298	221,939
Federal Home Loan Mortgage Corp., Series
2006-3152, Class DA
6.00% due 09/15/2025	154,415	156,327
Federal Home Loan Mortgage Corp., Series
2006-3177, Class PA
6.00% due 12/15/2026	306,357	310,253
Federal Home Loan Mortgage Corp., Series
2006-3195, Class PN
6.50% due 08/15/2030	930,735	949,814
Federal Home Loan Mortgage Corp., Series
2006-R007, Class VA
6.00% due 09/15/2016	169,982	174,289
Federal Home Loan Mortgage Corp., Series 2568,
Class KA
4.25% due 12/15/2021	280,081	276,734
Federal Home Loan Mortgage Corp., Series 2688,
Class DE
4.50% due 02/15/2020	355,459	354,898
Federal Home Loan Mortgage Corp., Series 3354,
Class PA
5.50% due 07/15/2028	700,000	708,948
Federal Home Loan Mortgage Corp., Series R005,
Class AB
5.50% due 12/15/2018	481,721	482,924
Federal Home Loan Mortgage Corp., Series R006,
Class AK
5.75% due 12/15/2018	592,008	595,616
Federal Home Loan Mortgage Corp., Stated Final,
Series SF4, Class C
3.32% due 12/15/2011	50,454	50,104
Federal Home Loan Mortgage Corp., Strips, Series
1998-199, Class PO
zero coupon PO due 08/01/2028	9,122	7,208

The accompanying notes are an integral part of the financial statements.
232

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association, Series
2002-74, Class PJ
5.00% due 03/25/2015	$209,434	$209,943
Federal National Mortgage Association, Series
2002-84, Class VA
5.50% due 11/25/2013	175,237	178,544
Federal National Mortgage Association, Series
2003-32, ClassPG
5.00% due 10/25/2027	350,000	349,634
Federal National Mortgage Association, Series
2003-40, Class NI
5.50% IO due 11/25/2028	34,106	2,127
Federal National Mortgage Association, Series
2003-88, Class TE
4.50% due 11/25/2014	400,000	400,725
Federal National Mortgage Association, Series
2003-92, Class NM
3.50% due 04/25/2013	105,221	104,846
Federal National Mortgage Association, Series
2004-21, Class AC
4.00% due 05/25/2016	61,377	61,230
Federal National Mortgage Association, Series
2006-3136, Class PB
6.00% due 01/15/2030	411,000	420,082
Federal National Mortgage Association, Series
2006-B2, Class AB
5.50% due 05/25/2014	342,374	344,769
Federal National Mortgage Association, Strip,
Series 319, Class 2
6.50% IO due 02/01/2032	34,101	8,766
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531% due 05/15/2033	465,000	483,298
GE Capital Commercial Mortgage Corp.,
Series 2005-C4, Class A1
5.082% due 11/10/2045	374,356	375,863
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C2, Class A2
6.70% due 04/15/2034	50,000	52,036
Government National Mortgage Association, Series
1997-16, Class PL
6.50% due 10/20/2027	322,000	330,278
Government National Mortgage Association, Series
1998-12, Class Z
6.50% due 05/20/2028	43,869	45,181
Government National Mortgage Association, Series
1998-6, Class EA
zero coupon PO due 03/16/2028	33,590	28,048
Government National Mortgage Association, Series
2001-48, Class PC
6.50% due 10/20/2031	277,780	283,786
Government National Mortgage Association, Series
2001-56, Class PH
6.50% due 11/20/2031	247,481	254,248
Government National Mortgage Association, Series
2003-3, Class LM
5.50% due 02/20/2032	345,446	350,089
Government National Mortgage Association, Series
2003-49, Class C
4.485% due 10/16/2033 (b)	67,000	63,033

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Government National Mortgage Association, Series
2004-1, Class 1
zero coupon PO due 07/20/2034	$230,827	$172,181
Government National Mortgage Association, Series
2004-108, Class A
3.999% due 05/16/2027	224,675	222,128
Government National Mortgage Association, Series
2004-43, Class A
2.822% due 12/16/2019	617,640	606,257
Government National Mortgage Association, Series
2004-43, Class D
4.994% due 03/16/2030 (b)	56,000	55,172
Government National Mortgage Association, Series
2004-44, Class PC
5.50% due 05/20/2031	688,000	699,699
Government National Mortgage Association, Series
2005-94, Class PB
5.50% due 12/20/2035	135,000	130,767
Government National Mortgage Association, Series
2007-77, Class B
4.314% due 10/16/2029 (b)	375,000	368,635
Government National Mortgage Association, Series
2008-8, Class A
3.612% due 11/16/2027	1,042,460	1,028,151
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class A3
4.344% due 06/10/2036	133,568	133,457
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A2
4.305% due 08/10/2042	1,680,000	1,668,950
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A3
4.569% due 08/10/2042 (b)	250,000	244,854
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class AAB
4.619% due 08/10/2042 (b)	146,000	141,475
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A1
5.233% due 03/10/2039	284,447	284,853
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4
5.444% due 03/10/2039	475,000	456,723
GS Mortgage Securities Corp. II, Series 2006-GG6,
Class A4
5.553% due 04/10/2038 (b)	450,000	446,263
JP Morgan Mortgage Trust, Series 2005-A7, Class
3A1
5.349% due 10/25/2035 (b)	1,036,085	990,938
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIB2, Class A2
6.244% due 04/15/2035	662,983	673,790
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIBC, Class A3
6.26% due 03/15/2033	267,277	275,273
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2003-LN1, Class A1
4.134% due 10/15/2037	543,939	536,699
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class A1
4.613% due 10/15/2042	5,898	5,892

The accompanying notes are an integral part of the financial statements.
233

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class ASB
4.824% due 10/15/2042 (b)	$621,000	$599,474
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB14, Class A4
5.481% due 12/12/2044 (b)	65,000	64,109
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB17, Class A1
5.279% due 12/12/2043	194,372	195,520
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A1
5.17% due 05/15/2047	240,476	241,516
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-LD11, Class A4
5.818% due 06/15/2049 (b)	445,000	439,408
LB-UBS Commercial Mortgage Trust,
Series 2003-C7, Class A3
4.559% due 09/15/2027 (b)	475,000	471,736
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A1
3.636% due 11/15/2027	528,563	527,878
LB-UBS Commercial Mortgage Trust,
Series 2004-C2, Class A2
3.246% due 03/15/2029	1,360,000	1,349,857
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class A4
4.742% due 02/15/2030	548,000	526,264
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A1
5.018% due 02/15/2031	349,518	350,503
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.156% due 02/15/2031	2,017,500	1,953,565
LB-UBS Commercial Mortgage Trust,
Series 2007-C2, Class A3
5.43% due 02/15/2040	50,000	47,984
Morgan Stanley Capital I, Series 2006-T23, Class A4
5.810% due 08/12/2041	485,000	490,636
Morgan Stanley Capital I, Series 2007-HQ11,
Class A4
5.447% due 02/12/2044 (b)	1,095,000	1,049,355
Morgan Stanley Capital I, Series 2007-IQ14, Class
A4
5.692% due 04/15/2049 (b)	1,370,000	1,333,524
Morgan Stanley Capital I, Series 2007-IQ15, Class
A4
5.881% due 06/11/2049 (b)	1,025,000	1,018,367
Morgan Stanley Capital I, Series 2007-T27, Class A1
5.606% due 06/11/2042	628,104	632,181
Morgan Stanley Capital I, Series 2007-T27, Class A2
5.650% due 06/13/2042 (b)	200,000	199,936
Morgan Stanley Capital I, Series 2007-T27, Class A4
5.650% due 06/13/2042 (b)	600,000	587,305
Morgan Stanley Capital I, Series 2008-T29, Class A4
6.280% due 01/11/2043 (b)	45,000	46,321
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A1
5.38% due 01/15/2039	27,454	27,660

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	$366,000	$380,347
Morgan Stanley Capital I, Series 2006-T23, Class A1
5.682% due 08/12/2041	173,965	176,620
PNC Mortgage Acceptance Corp., Series
1999-CM1, Class A1B
7.33% due 12/10/2032 (b)	654,259	673,839
Vendee Mortgage Trust, Series 1996-3, Class 4
9.595% due 03/15/2025 (b)	11,586	12,642
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.818% due 01/25/2034 (b)	542,217	517,235
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR2, Class 2A2
4.545% due 03/25/2035 (b)	391,934	376,679
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR2, Class 3A1
4.933% due 03/25/2035 (b)	235,654	230,027
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 1A1
6.024% due 09/25/2036 (b)	1,343,100	1,311,196
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16, Class A1
5.664% due 10/25/2036 (b)	885,675	858,525
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $50,874,910)		$50,907,235

ASSET BACKED SECURITIES - 2.40%
Daimler Chrysler Auto Trust, Series 2008-A, Class
A3A
3.70% due 06/08/2012	300,000	294,994
Volkswagen Auto Loan Enhanced Trust, Series
2005-1, Class A4
4.86% due 04/20/2012	630,000	634,309
Capital One Prime Auto Receivables Trust, Series
2006-2, Class A4
4.94% due 07/15/2012	425,000	428,630
Citibank Credit Card Issuance Trust, Series
2006-A2, Class A2
4.85% due 02/10/2011	600,000	604,520
AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.53% due 01/06/2014	1,570,000	1,436,906
BA Credit Card Trust, Series 2006-A9, Class A9
2.5244% due 02/15/2013 (b)	1,075,000	1,057,388
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.64% due 12/25/2028	53,866	47,268
Bay View Auto Trust, Series 2005-3, Class A4
5.01% due 06/25/2014	342,000	343,830
Cabela's Master Credit Card Trust, Series 2005-1A,
Class A1
4.97% due 10/15/2013 (g)	140,000	141,008
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class B
5.50% due 04/20/2010 (g)	275,000	275,923
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class A4A
5.32% due 03/20/2010 (g)	1,575,000	1,586,194

The accompanying notes are an integral part of the financial statements.
234

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class A4B
2.5888% due 03/20/2010 (b)(g)	$325,000	$322,775
Capital One Multi-Asset Execution Trust, Series
2003-C3, Class C3
4.764% due 07/15/2016 (b)	40,000	34,752
Capital One Multi-Asset Execution Trust, Series
2003-C4, Class C4
6.00% due 08/15/2013	325,000	312,320
Capital One Multi-Asset Execution Trust, Series
2007-C3, Class C3
2.804% due 04/15/2013	125,000	114,556
Capital One Multi-Asset Execution Trust, Series
2008-A1, Class A
3.264% due 11/15/2012 (b)	1,100,000	1,102,529
Capital One Prime Auto Receivables Trust, Series
2006-1, Class A4
5.01% due 11/15/2011	260,000	260,493
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2002-2, Class 1M1
5.599% due 09/25/2031	22,254	17,469
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2002-4, Class 2A1
3.132% due 10/25/2032 (b)	11,683	10,009
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2003-3, Class 1A6
3.717% due 10/25/2014	209,782	206,955
Citibank Credit Card Issuance Trust, Series
2007-A5, Class A5
5.50% due 06/22/2012	1,075,000	1,100,565
CNH Equipment Trust, Series 2007-A, Class A3
4.99% due 10/15/2010	325,000	326,681
CNH Equipment Trust, Series 2007-A, Class B
5.09% due 06/16/2014	295,000	276,209
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A5
6.42% due 03/01/2015	450,000	474,349
Florida Power & Light Recovery Funding LLC,
Series 2007-A, Class A2
5.044% due 08/01/2015	700,000	704,871
GE Capital Credit Card Master Note Trust,
Series 2006-1, Class A
5.08% due 09/15/2012	340,000	344,176
GE Equipment Small Ticket LLC,
Series 2005-1A, Class A4
4.51% due 12/22/2014 (g)	337,000	337,733
Harley-Davidson Motorcycle Trust,
Series 2003-4, Class A2
2.69% due 04/15/2011	29,772	29,764
Honda Auto Receivables Owner Trust,
Series 2007-1, Class A3
5.10% due 03/18/2011	450,000	454,559
Household Automotive Trust,
Series 2006-2, Class A4
5.67% due 06/17/2013	220,000	220,799
Hyundai Auto Receivables Trust,
Series 2006-A, Class A4
5.26% due 11/15/2012	515,000	520,129
Hyundai Auto Receivables Trust,
Series 2007-A, Class A3A
5.04% due 01/17/2012	325,000	327,077

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
John Deere Owner Trust, Series 2005-A, Class A4
4.16% due 05/15/2012	$41,115	$41,147
John Deere Owner Trust, Series 2006-A, Class A4
5.39% due 06/17/2013	250,000	251,511
John Deere Owner Trust, Series 2008-A, Class A2
3.63% due 02/16/2010	450,000	449,214
John Deere Owner Trust, Series 2008-A, Class A3
4.18% due 04/15/2011	175,000	174,747
JP Morgan Auto Receivables Trust,
Series 2007-A, Class A4
5.19% due 02/15/2014 (g)	240,000	239,673
M&I Auto Loan Trust, Series 2005-1, Class A4
4.86% due 03/21/2011	140,000	140,939
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class A
5.737% due 04/20/2028 (g)	609,715	591,717
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class B
5.827% due 04/20/2028 (g)	20,156	19,097
Marriott Vacation Club Owner Trust,
Series 2006-2A, Class A
5.362% due 10/20/2028 (g)	217,623	210,982
MBNA Credit Card Master Note Trust, Series
2006-C3, Class C3
2.804% due 10/15/2013 (b)	415,000	378,585
MBNA Credit Card Master Note Trust,
Series 2005-A3, Class A3
4.10% due 10/15/2012	1,350,000	1,349,278
Nissan Auto Receivables Owner Trust, Series
2008-A, Class A3
3.89% due 07/15/2010	500,000	493,715
Nordstrom Private Label
Credit Card Master Note Trust,
Series 2007-1A, Class A
4.92% due 05/15/2013 (g)	350,000	347,645
Onyx Acceptance Owner
Trust, Series 2005-A, ClassA4
3.91% due 09/15/2011	158,862	157,253
Peco Energy Transition Trust,
Series 2000-A, Class A4
7.65% due 03/01/2010	500,000	521,720
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/2010	447,000	469,183
PP&L Transition Bond Company LLC,
Series 1999-1, Class A8
7.15% due 06/25/2009	54,575	55,201
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.61% due 06/15/2015	281,000	298,507
Reliant Energy Transport Bond Company,
Series 2001-1, Class A4
5.63% due 09/15/2015	334,000	342,748
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2, Class A1
3.60% due 04/25/2033	24,727	22,478
SLM Student Loan Trust, Series 2008-4, Class A2
3.765% due 07/25/2016 (b)	675,000	675,884

The accompanying notes are an integral part of the financial statements.
235

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES
(continued)
Sovereign Bank Home Equity Loan Trust,
Series 2000-1, Class A6
7.25% due 02/25/2015		$5,264	$4,338
Susquehanna Auto Lease Trust,
Series 2006-1, Class A3
5.21% due 03/16/2009 (g)		125,072	125,297
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A3
5.41% due 08/12/2011		190,185	189,883
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52% due 11/12/2012		500,000	484,559
USAA Auto Owner Trust, Series 2005-2, Class A4
4.17% due 02/15/2011		150,000	150,372
USAA Auto Owner Trust, Series 2007-1, Class A4
5.55% due 02/15/2013		775,000	788,645
USAA Auto Owner Trust, Series 2007-2, Class A3
4.90% due 02/15/2012		850,000	856,049
USAA Auto Owner Trust, Series 2008-1, Class A3
4.16% due 04/16/2012		375,000	373,165
Volkswagen Auto Loan Enhanced Trust, Series
2007-1, Class A3
5.20% due 01/20/2010		475,000	478,499
Volkswagen Auto Lease Trust,
Series 2006-A, Class A4
5.54% due 04/20/2011		420,000	425,068
Wachovia Auto Loan Owner Trust, Series 2007-1,
Class A3A
5.29% due 04/20/2012		350,000	354,419
Wachovia Auto Owner Trust,
Series 2006-A, Class A4
5.38% due 03/20/2013		225,000	218,332
TOTAL ASSET BACKED SECURITIES
(Cost $26,193,568)			$26,029,590

SUPRANATIONAL OBLIGATIONS - 0.34%

Supranational - 0.34%
European Investment Bank
8.75% due 08/25/2017	GBP	350,000	856,669
European Investment Bank, EMTN
4.75% due 10/15/2017	EUR	965,000	1,504,391
Inter-American Development Bank
4.40% due 01/26/2026	CAD	750,000	714,915
International Bank for Reconstruction &
Development, MTNG
9.75% due 08/02/2010	ZAR	900,000	112,131
International Finance Corp., MTN
7.50% due 02/28/2013	AUD	390,000	374,975
Santa Fe de Bogota DC
9.75% due 07/26/2028	COP	240,000,000	118,085
			3,681,166
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $3,500,468)			$3,681,166

SHORT TERM INVESTMENTS - 7.02%
Bank of New York, Series CD
5.41% due 05/15/2009		$300,000	$301,222
Egypt Treasury Bills, Series 364
zero coupon due 11/04/2008	EGP	1,025,000	185,468

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
John Hancock Cash
Investment Trust, 2.5216% (c)(h)	$5,150,368	$5,150,368
T. Rowe Price Reserve Investment Fund,
2.69%	70,540,058	70,540,058
TOTAL SHORT TERM INVESTMENTS
(Cost $76,173,913)		$76,177,116

REPURCHASE AGREEMENTS - 0.87%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.83% to be repurchased at
$9,498,448 on 06/02/2008,
collateralized by $9,675,000
Federal Home Loan Mortgage
Corp., 3.5% due 05/05/2011
(valued at $9,687,094, including
interest)	$9,497,000	$9,497,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,497,000)		$9,497,000
Total Investments (Spectrum Income Fund)
(Cost $1,135,789,377) - 104.58%		$1,134,975,705
Liabilities in Excess of Other Assets - (4.58)%		(49,746,664)
TOTAL NET ASSETS - 100.00%		$1,085,229,041

Strategic Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 2.61%

Treasury Inflation Protected
Securities (d) - 1.93%
1.75% due 01/15/2028	$1,446,526	$1,362,899
2.00% due 01/15/2026	4,924,553	4,842,604
2.50% due 07/15/2016	697,448	755,315
3.375% due 04/15/2032	372,716	464,498
3.875% due 04/15/2029	1,064,491	1,371,946
2.00% due 01/15/2016	451,597	471,601
2.375% due 01/15/2017	455,043	488,638
2.625% due 07/15/2017	164,750	180,556
		9,938,057

U.S. Treasury Bonds - 0.21%
4.375% due 02/15/2038	330,000	312,726
6.125% due 08/15/2029 ****	350,000	414,723
7.125% due 02/15/2023	280,000	354,331
		1,081,780

U.S. Treasury Notes - 0.43%
2.50% due 05/31/2010	2,200,000	2,199,399
4.75% due 08/15/2017	30,000	31,570
		2,230,969

U.S. Treasury Strips - 0.04%
zero coupon due 05/15/2030	630,000	218,141
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $12,987,006)		$13,468,947

The accompanying notes are an integral part of the financial statements.
236

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.58%

Federal Home Loan Bank - 0.12%
3.625% due 05/29/2013		$650,000	$636,498

Federal Home Loan Mortgage Corp. - 2.90%
5.00% due 12/01/2034		139,689	135,427
5.125% due 04/18/2011		280,000	291,770
5.50% due 11/01/2035 to 12/01/2037		14,612,867	14,525,970
8.00% due 05/01/2010		596	597
			14,953,764

Federal National Mortgage
Association - 24.51%
4.50% TBA **		3,650,000	3,397,351
5.00% due 08/01/2034 to 02/01/2036		1,678,190	1,624,496
5.00% TBA **		49,100,000	47,380,774
5.50% due 04/01/2036 to 08/01/2037		8,091,901	8,017,416
5.50% TBA **		52,220,000	51,724,800
6.00% due 04/18/2036 to 10/01/2037		8,323,427	8,455,944
6.00% TBA **		300,000	307,945
6.041% due 11/01/2035 (b)		245,164	247,330
6.50% due 10/01/2032 to 09/01/2037 (b)		4,813,111	4,973,672
7.50% due 07/01/2030 to 02/01/2031		52,694	55,714
8.00% due 07/01/2027 to 08/01/2027		39,548	42,047
8.80% due 01/25/2019		24,307	26,433
10.40% due 04/25/2019		7,129	7,719
			126,261,641

Government National Mortgage
Association - 2.05%
5.00% due 06/15/2033 to 12/01/2099		3,280,203	3,206,353
6.00% due 01/15/2037		7,173,619	7,315,130
7.50% due 04/15/2022 to 10/15/2027		12,727	13,583
			10,535,066
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $153,152,527)			$152,386,969

FOREIGN GOVERNMENT OBLIGATIONS - 4.46%

Brazil - 1.69%
Federative Republic of Brazil
6.00% due 05/15/2015	BRL	633,000	631,742
6.00% due 05/15/2017		694,000	685,459
10.00% due 07/01/2010		12,360,000	7,361,172
10.00% due 01/01/2010		1,000	605
			8,678,978

Indonesia - 0.27%
Republic of Indonesia
11.00% due 09/15/2025	IDR	14,993,000,000	1,395,986

Italy - 0.09%
Republic of Italy
5.804% due 10/25/2032		$440,000	467,818

Mexico - 0.28%
Government of Mexico
5.625% due 01/15/2017		684,000	702,810
6.75% due 09/27/2034		675,000	737,910
			1,440,720

Russia - 0.84%
Government of Russia
7.50% due 03/31/2030		3,798,160	4,324,585

Strategic Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Turkey - 1.29%
Republic of Turkey
6.875% due 03/17/2036		$4,575,000	$4,151,812
10.00% due 02/15/2012	TRY	1,493,000	1,364,010
16.00% due 03/07/2012		1,493,000	1,148,415
			6,664,237
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $21,479,321)			$22,972,324

CORPORATE BONDS - 48.80%

Aerospace - 0.09%
DRS Technologies, Inc.
6.625% due 02/01/2016		$400,000	417,000
7.625% due 02/01/2018		25,000	26,937
			443,937

Air Travel - 0.49%
Continental Airlines, Inc.
6.541% due 09/15/2009		5,575	5,575
Continental Airlines, Inc., Series C
7.339% due 04/19/2014		140,000	116,200
DAE Aviation Holdings, Inc.
11.25% due 08/01/2015 (g)		2,360,000	2,407,200
			2,528,975

Aluminum - 0.37%
Novelis, Inc.
7.25% due 02/15/2015		2,035,000	1,912,900

Auto Parts - 0.56%
Keystone Automotive Operations
9.75% due 11/01/2013		170,000	107,950
Visteon Corp.
8.25% due 08/01/2010		2,950,000	2,761,938
			2,869,888

Auto Services - 0.61%
Hertz Corp.
8.875% due 01/01/2014		260,000	258,700
10.50% due 01/01/2016		1,410,000	1,406,475
Penhall International Corp.
12.00% due 08/01/2014 (g)		1,965,000	1,473,750
			3,138,925

Automobiles - 2.88%
DaimlerChrysler N.A. Holding Corp.
4.05% due 06/04/2008		910,000	910,000
Ford Motor Company
6.625% due 10/01/2028		150,000	95,625
7.45% due 07/16/2031		5,985,000	4,144,612
8.875% due 01/15/2022		90,000	70,425
8.90% due 01/15/2032		100,000	75,000
General Motors Corp.
8.25% due 07/15/2023		580,000	397,300
8.375% due 07/15/2033		13,370,000	9,158,450
			14,851,412

Banking - 1.90%
Bank of America Corp.
5.42% due 03/15/2017		1,100,000	1,038,964

The accompanying notes are an integral part of the financial statements.
237

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
Glitnir Banki HF
6.33% due 07/28/2011 (g)		$440,000	$392,494
6.375% due 09/25/2012 (g)		580,000	509,178
6.693% due 06/15/2016 (b)(g)		620,000	463,320
7.451% due 09/14/2049 (b)(g)		100,000	69,357
HSBC Bank PLC
zero coupon due 11/01/2011 (b)	RUB	13,382,000	565,492
HSBC Bank PLC, Series E, MTN
zero coupon due 11/01/2011		$208,835	209,253
HSBC Bank USA, BKNT
7.00% due 11/01/2011 (b)(g)		27,312	27,367
7.00% due 11/01/2011 (b)(g)		26,285	26,337
ICICI Bank, Ltd.
6.375% due 04/30/2022 (b)(g)		606,000	531,886
6.375% due 04/30/2022 (b)		340,000	306,088
Kaupthing Bank HF
7.125% due 05/19/2016 (g)		230,000	177,453
7.625% due 02/28/2015 (g)		1,280,000	1,059,552
RSHB Capital SA for OJSC Russian Agricultural
Bank
6.299% due 05/15/2017 (g)		1,130,000	1,059,375
TuranAlem Finance BV
8.25% due 01/22/2037 (g)		1,490,000	1,259,050
8.25% due 01/22/2037		500,000	422,500
Wachovia Corp.
5.25% due 08/01/2014		1,740,000	1,685,126
			9,802,792

Broadcasting - 0.51%
News America, Inc.
5.30% due 12/15/2014		2,635,000	2,598,192
6.65% due 11/15/2037		50,000	49,390
			2,647,582

Building Materials & Construction - 0.60%
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014		2,645,000	1,805,213
K Hovnanian Enterprises, Inc.
11.50% due 05/01/2013 (g)		810,000	842,400
NTK Holdings, Inc.
zero coupon, Step up to 10.75% on
09/01/2009 due 03/01/2014		865,000	429,256
			3,076,869

Business Services - 0.60%
Affinion Group, Inc.
10.125% due 10/15/2013		425,000	434,562
11.50% due 10/15/2015		130,000	132,113
Allied Security Escrow Corp.
11.375% due 07/15/2011		225,000	191,250
Ceridian Corp., PIK
12.25% due 11/15/2015 (g)		110,000	102,575
Electronic Data Systems Corp.
7.125% due 10/15/2009		720,000	734,613
Sungard Data Systems, Inc.
9.125% due 08/15/2013		275,000	283,250
10.25% due 08/15/2015		730,000	759,200

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Business Services (continued)
U.S. Investigations Services, Inc.
10.50% due 11/01/2015 (g)	$510,000	$461,550
		3,099,113

Cable & Television - 1.70%
AT&T Broadband Corp.
8.375% due 03/15/2013	785,000	865,724
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	2,362,000	2,007,700
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 10/01/2013	267,000	247,642
Charter Communications Holdings LLC
11.75% due 05/15/2011	2,000,000	1,380,000
12.125% due 01/15/2012	50,000	34,500
Charter Communications, Inc.
10.875% due 09/15/2014	380,000	406,600
Comcast Corp.
6.50% due 01/15/2015	460,000	474,972
6.50% due 01/15/2017	230,000	236,586
CSC Holdings, Inc.
6.75% due 04/15/2012	250,000	242,500
CSC Holdings, Inc., Series B
8.125% due 08/15/2009	325,000	331,094
8.125% due 07/15/2009	25,000	25,469
EchoStar DBS Corp.
7.75% due 05/31/2015 (g)	1,030,000	1,024,850
Time Warner Entertainment Company LP
8.375% due 07/15/2033	430,000	469,777
Time Warner, Inc.
7.625% due 04/15/2031	955,000	990,545
		8,737,959

Cellular Communications - 0.13%
ALLTEL Communications, Inc., PIK
10.375% due 12/01/2017 (g)	130,000	105,300
Rogers Wireless, Inc.
8.00% due 12/15/2012	20,000	20,700
Rural Cellular Corp.
6.0756% due 06/01/2013 (b)	130,000	131,300
9.875% due 02/01/2010	60,000	61,500
True Move Company, Ltd.
10.75% due 12/16/2013 (g)	385,000	342,650
		661,450

Chemicals - 0.18%
Arco Chemical Company
9.80% due 02/01/2020	75,000	63,000
Georgia Gulf Corp.
9.50% due 10/15/2014	260,000	214,500
10.75% due 10/15/2016	500,000	325,000
Huntsman International LLC
7.875% due 11/15/2014	75,000	80,250
Methanex Corp.
8.75% due 08/15/2012	125,000	134,062
Montell Finance Company BV
8.10% due 03/15/2027 (g)	150,000	97,500
		914,312

The accompanying notes are an integral part of the financial statements.
238

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Coal - 0.04%
International Coal Group, Inc.
10.25% due 07/15/2014	$180,000	$180,000

Commercial Services - 0.47%
DI Finance/DynCorp International LLC, Series B
9.50% due 02/15/2013	350,000	357,000
Rental Service Corp.
9.50% due 12/01/2014	2,385,000	2,086,875
		2,443,875

Computers & Business Equipment - 0.02%
Activant Solutions, Inc.
9.50% due 05/01/2016	140,000	106,750

Construction & Mining Equipment - 0.01%
Terex Corp.
7.375% due 01/15/2014	30,000	30,300

Construction Materials - 0.02%
Nortek, Inc.
8.50% due 09/01/2014	165,000	115,500

Containers & Glass - 0.10%
Graham Packaging Company
9.875% due 10/15/2014	220,000	204,600
Graphic Packaging International Corp.
9.50% due 08/15/2013	210,000	211,575
Plastipak Holdings, Inc.
8.50% due 12/15/2015 (g)	95,000	89,300
Radnor Holdings Corp.
11.00% due 03/15/2010 ^	125,000	156
		505,631

Crude Petroleum & Natural Gas - 0.91%
Anadarko Finance Company, Series B
7.50% due 05/01/2031	730,000	799,654
Anadarko Petroleum Corp.
3.20% due 09/15/2009 (b)	730,000	722,847
5.95% due 09/15/2016	50,000	50,384
Chesapeake Energy Corp.
6.25% due 01/15/2018	90,000	84,375
6.50% due 08/15/2017	90,000	84,825
6.875% due 01/15/2016	450,000	442,125
7.00% due 08/15/2014	200,000	199,250
7.25% due 12/15/2018	260,000	258,050
Conoco, Inc.
6.95% due 04/15/2029	1,020,000	1,124,017
Mariner Energy, Inc.
7.50% due 04/15/2013	80,000	77,400
OPTI Canada, Inc.
7.875% due 12/15/2014	220,000	222,750
8.25% due 12/15/2014	125,000	128,750
PetroHawk Energy Corp.
9.125% due 07/15/2013	120,000	124,800
Quicksilver Resources, Inc.
7.125% due 04/01/2016	250,000	243,750
W&T Offshore, Inc.
8.25% due 06/15/2014 (g)	105,000	101,325
		4,664,302

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Domestic Oil - 0.14%
Exco Resources, Inc.
7.25% due 01/15/2011	$335,000	$328,719
Whiting Petroleum Corp.
7.00% due 02/01/2014	375,000	372,187
		700,906

Drugs & Health Care - 0.19%
Humana, Inc.
6.30% due 08/01/2018	1,065,000	1,000,283

Educational Services - 0.30%
Education Management Corp.
8.75% due 06/01/2014	525,000	505,312
10.25% due 06/01/2016	1,105,000	1,052,513
		1,557,825

Electrical Utilities - 3.78%
AES Corp.
7.75% due 03/01/2014	2,813,000	2,813,000
7.75% due 10/15/2015	270,000	269,325
8.00% due 10/15/2017	2,215,000	2,223,306
9.375% due 09/15/2010	1,100,000	1,166,000
9.50% due 06/01/2009	880,000	908,600
Dominion Resources, Inc.
5.70% due 09/17/2012	730,000	745,118
Edison Mission Energy
7.625% due 05/15/2027	130,000	122,525
7.75% due 06/15/2016	140,000	143,500
Energy Future Holdings Corp.
11.25% due 11/01/2017 (g)	3,140,000	3,218,500
Exelon Corp.
5.625% due 06/15/2035	170,000	145,495
FirstEnergy Corp.
6.45% due 11/15/2011	430,000	443,291
7.375% due 11/15/2031	675,000	726,201
Midwest Generation LLC, Series B
8.56% due 01/02/2016	129,394	137,319
Mirant Mid Atlantic LLC, Series B
9.125% due 06/30/2017	536,717	595,085
Orion Power Holdings, Inc.
12.00% due 05/01/2010	170,000	186,575
Pacific Gas & Electric Company
6.05% due 03/01/2034	490,000	470,406
TXU Corp., Series P
5.55% due 11/15/2014	1,000,000	810,749
TXU Corp., Series Q
6.50% due 11/15/2024	1,140,000	859,908
TXU Corp., Series R
6.55% due 11/15/2034	4,640,000	3,511,923
		19,496,826

Electronics - 0.12%
L-3 Communications Corp.
7.625% due 06/15/2012	550,000	560,313
L-3 Communications Corp., Series B
6.375% due 10/15/2015	75,000	72,281
		632,594

Energy - 0.57%
Dynegy Holdings, Inc.
7.75% due 06/01/2019	330,000	312,675

The accompanying notes are an integral part of the financial statements.
239

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
Mirant North America LLC
7.375% due 12/31/2013	$300,000	$302,250
NRG Energy, Inc.
7.25% due 02/01/2014	1,150,000	1,127,000
7.375% due 02/01/2016	910,000	887,250
VeraSun Energy Corp.
9.375% due 06/01/2017	120,000	83,400
9.875% due 12/15/2012	250,000	230,000
		2,942,575

Financial Services - 13.89%
Aiful Corp.
5.00% due 08/10/2010 (g)	440,000	423,621
American General Finance Corp.
6.90% due 12/15/2017	280,000	265,602
Bear Stearns Companies, Inc.
7.25% due 02/01/2018	2,650,000	2,819,115
Citigroup, Inc.
5.00% due 09/15/2014	1,080,000	1,010,523
5.625% due 08/27/2012	1,090,000	1,087,225
5.875% due 05/29/2037	8,270,000	7,241,195
6.125% due 08/25/2036	50,000	44,195
6.875% due 03/05/2038	1,240,000	1,214,462
Countrywide Financial Corp.
6.25% due 05/15/2016	420,000	366,263
Credit Suisse USA, Inc.
5.50% due 08/16/2011	270,000	276,697
Dow Jones CDX NA HY, Series 8-Tranche 1
7.625% due 06/29/2012 (g)	8,939,700	8,570,937
El Paso Performance-Linked Trust
7.75% due 07/15/2011 (g)	980,000	1,008,106
Ford Motor Credit Company
7.00% due 10/01/2013	80,000	67,276
7.375% due 10/28/2009	70,000	68,176
7.875% due 06/15/2010	1,875,000	1,776,707
Ford Motor Credit Company LLC
5.46% due 01/13/2012 (b)	60,000	50,699
7.80% due 06/01/2012	700,000	619,316
8.05% due 06/15/2011 (b)	836,000	767,935
9.875% due 08/10/2011	725,000	686,011
12.00% due 05/15/2015 (b)	9,990,000	9,981,219
General Motors Acceptance Corp.
5.85% due 01/14/2009	350,000	343,822
8.00% due 11/01/2031	14,195,000	10,874,520
GMAC LLC
6.00% due 04/01/2011	1,945,000	1,610,654
Goldman Sachs Group LP
4.50% due 06/15/2010	580,000	583,420
Hawker Beechcraft Acquisition Company LLC
8.875% due 04/01/2015	470,000	479,400
9.75% due 04/01/2017	265,000	271,625
HSBC Finance Capital Trust IX
5.911% due 11/30/2035 (b)	1,650,000	1,394,359
International Lease Finance Corp.
5.875% due 05/01/2013	815,000	797,953
J.P. Morgan Chase & Company
6.625% due 03/15/2012	970,000	1,007,185
Lehman Brothers Holdings, Inc.
4.50% due 07/26/2010	775,000	756,164

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Lehman Brothers Holdings, Inc., MTN
6.20% due 09/26/2014	$290,000	$279,900
6.75% due 12/28/2017	2,620,000	2,471,467
Leucadia National Corp.
8.125% due 09/15/2015	970,000	993,037
LVB Acquisition Merger Sub, Inc.
11.625% due 10/15/2017 (g)	1,200,000	1,272,000
Merrill Lynch & Company, Inc.
5.70% due 05/02/2017	1,090,000	984,405
Morgan Stanley
3.1838% due 10/18/2016 (b)	250,000	216,696
4.75% due 04/01/2014	2,280,000	2,101,930
Nell AF SARL
8.375% due 08/15/2015 (g)	222,000	158,730
Residential Capital LLC
8.00% due 02/22/2011	720,000	360,000
8.50% due 04/17/2013	2,410,000	1,205,000
8.875% due 06/30/2015	50,000	25,000
Resona Preferred Global Securities (Cayman), Ltd.
7.191% due 12/29/2049 (b)(g)	440,000	411,058
Shinsei Finance Cayman, Ltd.
6.418% due 01/29/2049 (b)(g)	850,000	586,636
Sigma Finance Inc., MTN
8.00% due 06/22/2017 (b)(g)	1,320,000	660,000
TNK-BP Finance SA
6.625% due 03/20/2017	480,000	434,875
7.50% due 07/18/2016 (g)	1,330,000	1,308,454
7.875% due 03/13/2018 (g)	340,000	334,492
Wells Fargo Company
5.30% due 08/26/2011	1,250,000	1,270,940
		71,539,002

Food & Beverages - 0.29%
Dole Food Company, Inc.
7.25% due 06/15/2010	230,000	213,325
8.625% due 05/01/2009	1,200,000	1,176,000
Kroger Company
6.15% due 01/15/2020	60,000	60,491
6.40% due 08/15/2017	40,000	41,256
		1,491,072

Forest Products - 0.10%
Weyerhaeuser Company
6.75% due 03/15/2012	480,000	495,989

Funeral Services - 0.02%
Service Corp. International
7.50% due 04/01/2027	30,000	26,100
7.625% due 10/01/2018	65,000	66,300
		92,400

Furniture & Fixtures - 0.14%
Norcraft Companies LP
9.00% due 11/01/2011	400,000	406,000
Norcraft Holdings Capital
zero coupon, Step up to 9.75% on
09/01/2008 due 09/01/2012	350,000	325,500
		731,500

The accompanying notes are an integral part of the financial statements.
240

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Gas & Pipeline Utilities - 2.18%
El Paso Corp.
7.00% due 06/15/2017	$1,330,000	$1,334,624
7.375% due 12/15/2012 (a)	475,000	488,210
7.75% due 01/15/2032	5,510,000	5,540,851
7.80% due 08/01/2031	1,783,000	1,794,729
7.875% due 06/15/2012	500,000	521,276
El Paso Natural Gas Company
8.375% due 06/15/2032	480,000	532,364
Kinder Morgan Energy Partners LP
5.00% due 12/15/2013	140,000	135,113
6.30% due 02/01/2009	100,000	101,261
6.75% due 03/15/2011	100,000	103,376
7.125% due 03/15/2012	20,000	20,890
Williams Companies, Inc.
7.625% due 07/15/2019	25,000	26,844
7.875% due 09/01/2021	275,000	299,750
8.75% due 03/15/2032	267,000	311,055
		11,210,343

Healthcare Products - 0.04%
Advanced Medical Optics, Inc.
7.50% due 05/01/2017	95,000	88,825
Leiner Health Products, Inc.
11.00% due 06/01/2012 ^	500,000	5,000
Universal Hospital Services, Inc.
8.2875% due 06/01/2015 (b)	50,000	47,375
8.50% due 06/01/2015	40,000	40,400
		181,600

Healthcare Services - 0.29%
DaVita, Inc.
7.25% due 03/15/2015	420,000	410,550
US Oncology Holdings, Inc., PIK, Series S/A
7.949% due 03/15/2012	215,000	175,225
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015	300,000	261,000
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	640,000	657,600
		1,504,375

Holdings Companies/Conglomerates - 0.10%
Ashtead Capital, Inc.
9.00% due 08/15/2016 (g)	558,000	496,620
Leucadia National Corp.
7.125% due 03/15/2017	10,000	9,600
		506,220

Hotels & Restaurants - 0.06%
Buffets, Inc.
12.50% due 11/01/2014	195,000	3,900
CCM Merger, Inc.
8.00% due 08/01/2013 (g)	105,000	89,250
El Pollo Loco, Inc.
11.75% due 11/15/2013	95,000	91,200
Sbarro, Inc.
10.375% due 02/01/2015	170,000	147,900
		332,250

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Industrial Machinery - 0.08%
H&E Equipment Services, Inc.
8.375% due 07/15/2016	$445,000	$387,150

Insurance - 0.03%
American International Group, Inc., MTN
5.85% due 01/16/2018	160,000	154,358

International Oil - 2.12%
Corral Finans AB, PIK
4.2131% due 04/15/2010 (b)(g)	103,633	91,197
Gaz Capital for Gazprom
6.212% due 11/22/2016 (g)	1,070,000	1,039,933
6.51% due 03/07/2022 (g)	480,000	452,448
8.625% due 04/28/2034	800,000	930,000
Gazprom OAO, Series A7
0.2544% due 10/29/2009	16,500,000	696,552
Gazprom OAO, Series A8
0.2713% due 10/27/2011	5,500,000	232,178
Kerr-McGee Corp.
6.95% due 07/01/2024	490,000	511,757
OAO Gazprom
9.625% due 03/01/2013	150,000	172,290
Pemex Project Funding Master Trust
6.625% due 06/15/2035	6,389,000	6,451,580
6.625% due 06/15/2035 (g)	140,000	141,371
Petroplus Finance, Ltd.
6.75% due 05/01/2014 (g)	110,000	100,925
7.00% due 05/01/2017 (g)	130,000	117,325
		10,937,556

Leisure Time - 0.26%
Boyd Gaming Corp.
6.75% due 04/15/2014	400,000	334,500
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010	190,000	165,300
MGM Mirage, Inc.
6.625% due 07/15/2015	20,000	17,200
7.625% due 01/15/2017	350,000	308,000
Mohegan Tribal Gaming Authority
6.875% due 02/15/2015	150,000	126,750
7.125% due 08/15/2014	150,000	130,875
River Rock Entertainment Authority
9.75% due 11/01/2011	25,000	25,500
Snoqualmie Entertainment Authority
6.9363% due 02/01/2014 (b)(g)	45,000	34,875
Station Casinos, Inc.
7.75% due 08/15/2016	240,000	199,800
		1,342,800

Manufacturing - 1.00%
Tyco International Group SA
6.00% due 11/15/2013	1,040,000	1,035,888
6.125% due 11/01/2008	950,000	953,992
6.125% due 01/15/2009	20,000	20,127
6.375% due 10/15/2011	180,000	184,496
6.75% due 02/15/2011	360,000	371,012
6.875% due 01/15/2029	2,760,000	2,593,834
		5,159,349

The accompanying notes are an integral part of the financial statements.
241

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Medical-Hospitals - 1.23%
Community Health Systems, Inc.
8.875% due 07/15/2015	$360,000	$371,250
HCA, Inc.
6.375% due 01/15/2015	265,000	230,550
6.50% due 02/15/2016	313,000	271,919
7.50% due 12/15/2023	25,000	20,127
7.50% due 11/06/2033	30,000	23,850
9.125% due 11/15/2014	670,000	700,150
9.25% due 11/15/2016	1,140,000	1,204,125
9.625% due 11/15/2016	2,425,000	2,558,375
Tenet Healthcare Corp.
6.875% due 11/15/2031	1,125,000	835,312
7.375% due 02/01/2013	125,000	116,563
		6,332,221

Mining - 0.96%
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	1,600,000	1,720,000
Noranda Aluminium Holding Corp., PIK
8.5775% due 11/15/2014 (b)(g)	160,000	140,000
Vale Overseas, Ltd.
6.875% due 11/21/2036	3,117,000	3,089,196
		4,949,196

Office Furnishings & Supplies - 0.05%
Interface, Inc.
9.50% due 02/01/2014	100,000	104,500
10.375% due 02/01/2010	150,000	157,500
		262,000

Paper - 1.01%
Abitibi-Consolidated Company of Canada
13.75% due 04/01/2011 (g)	690,000	732,263
Appleton Papers, Inc.
8.125% due 06/15/2011	15,000	14,475
Appleton Papers, Inc., Series B
9.75% due 06/15/2014	305,000	291,275
Bowater Canada Finance Corp.
7.95% due 11/15/2011	350,000	245,000
NewPage Corp.
9.1228% due 05/01/2012 (b)	1,705,000	1,781,725
NewPage Holding Corp.
9.9862% due 11/01/2013	1,271,696	1,244,672
Smurfit Capital Funding PLC
7.50% due 11/20/2025	200,000	182,000
Verso Paper Holdings LLC and Verson Paper Inc.,
Series B
11.375% due 08/01/2016	710,000	718,875
		5,210,285

Petroleum Services - 0.35%
Belden & Blake Corp.
8.75% due 07/15/2012	725,000	739,500
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	50,000	50,625
Complete Production Services, Inc.
8.00% due 12/15/2016	235,000	237,938
Enterprise Products Operating LP
8.375% due 08/01/2066 (b)	210,000	210,918

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Petroleum Services (continued)
Key Energy Services, Inc.
8.375% due 12/01/2014 (g)	$150,000	$154,875
Pride International, Inc.
7.375% due 07/15/2014	210,000	213,675
SemGroup LP
8.75% due 11/15/2015 (g)	200,000	195,000
		1,802,531

Photography - 1.69%
Eastman Kodak Company
3.375% due 10/15/2033	4,210,000	4,010,606
7.25% due 11/15/2013	4,790,000	4,718,150
		8,728,756

Publishing - 0.49%
Dex Media West LLC
9.875% due 08/15/2013	75,000	72,281
Idearc, Inc.
8.00% due 11/15/2016	1,235,000	883,025
TL Acquisitions, Inc.
10.50% due 01/15/2015 (g)	1,740,000	1,583,400
		2,538,706

Railroads & Equipment - 0.22%
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	130,000	135,850
Kansas City Southern de Mexico SA de CV
7.375% due 06/01/2014	850,000	826,625
7.625% due 12/01/2013	50,000	49,063
Kansas City Southern Railway Company
7.50% due 06/15/2009	120,000	121,800
		1,133,338

Real Estate - 0.24%
Ashton Woods USA
9.50% due 10/01/2015	75,000	43,500
Forest City Enterprises
7.625% due 06/01/2015	5,000	4,663
Realogy Corp.
10.50% due 04/15/2014	700,000	525,000
12.375% due 04/15/2015	900,000	490,500
Ventas Realty LP/Ventas Capital Corp., REIT
6.50% due 06/01/2016	35,000	34,125
6.75% due 04/01/2017	150,000	148,500
		1,246,288

Retail - 0.26%
Eye Care Centers of America
10.75% due 02/15/2015	35,000	36,050
Michaels Stores, Inc.
10.00% due 11/01/2014	800,000	740,000
11.375% due 11/01/2016	100,000	86,000
Suburban Propane Partners LP
6.875% due 12/15/2013	365,000	352,225
Wal-Mart Stores, Inc.
5.80% due 02/15/2018	140,000	145,673
		1,359,948

The accompanying notes are an integral part of the financial statements.
242

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Retail Trade - 1.02%
American Greetings Corp.
7.375% due 06/01/2016	$15,000	$14,963
Blockbuster, Inc.
9.00% due 09/01/2012	1,190,000	990,675
CVS Corp.
9.35% due 01/10/2023 (g)	1,700,000	1,530,000
CVS Pass-Through Trust
6.036% due 12/10/2028 (g)	454,936	412,004
Dollar General Corp., PIK
11.875% due 07/15/2017	350,000	322,000
Neiman Marcus Group, Inc.
10.375% due 10/15/2015	1,940,000	2,005,475
		5,275,117

Sanitary Services - 0.15%
Waste Management, Inc.
6.375% due 11/15/2012	730,000	747,651

Semiconductors - 0.03%
NXP BV/NXP Funding LLC
7.875% due 10/15/2014	120,000	116,400
9.50% due 10/15/2015	35,000	33,031
		149,431

Steel - 1.29%
Evraz Group SA
8.875% due 04/24/2013 (g)	700,000	710,500
GTL Trade Finance, Inc.
7.25% due 10/20/2017 (g)	2,390,000	2,434,086
Metals USA, Inc.
11.125% due 12/01/2015	450,000	470,250
Ryerson, Inc.
12.00% due 11/01/2015 (g)	2,845,000	2,759,650
Steel Dynamics, Inc.
7.375% due 11/01/2012 (g)	110,000	110,825
Tube City IMS Corp.
9.75% due 02/01/2015	155,000	148,025
		6,633,336

Telecommunications Equipment &
Services - 0.63%
Citizens Communications Company
7.875% due 01/15/2027	200,000	180,000
Deutsche Telekom International Finance BV
5.75% due 03/23/2016	430,000	423,415
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015	110,000	27,775
Intelsat Bermuda, Ltd.
9.25% due 06/15/2016	170,000	171,700
11.25% due 06/15/2016	510,000	520,200
Level 3 Financing, Inc.
9.25% due 11/01/2014	460,000	430,100
Royal KPN NV
8.00% due 10/01/2010	580,000	616,244
VIP Finance Ireland, Ltd. for OJSC Vimpel
Communications
8.375% due 04/30/2013 (g)	880,000	896,514
		3,265,948

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telephone - 1.03%
Cincinnati Bell Telephone Company
6.30% due 12/01/2028	$95,000	$78,375
Nordic Telephone Company Holdings
8.875% due 05/01/2016 (g)	470,000	462,950
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	306,000	299,880
Qwest Corp.
6.05% due 06/15/2013 (b)	90,000	87,300
Sprint Capital Corp.
8.375% due 03/15/2012	1,750,000	1,701,875
Telecom Italia Capital SA
5.25% due 10/01/2015	500,000	461,322
Verizon Florida LLC, Series F
6.125% due 01/15/2013	295,000	302,366
Virgin Media, Inc.
9.125% due 08/15/2016	950,000	931,000
Windstream Corp.
8.125% due 08/01/2013	705,000	720,863
8.625% due 08/01/2016	255,000	263,606
		5,309,537

Tobacco - 0.09%
Alliance One International, Inc.
8.50% due 05/15/2012	50,000	47,500
11.00% due 05/15/2012	390,000	401,700
		449,200

Trucking & Freight - 0.05%
Saint Acquisition Corp.
10.4256% due 05/15/2015 (b)(g)	180,000	59,400
12.50% due 05/15/2017 (a)(g)	485,000	172,175
		231,575

Utility Service - 0.12%
Edison Mission Energy
7.00% due 05/15/2017	280,000	273,700
7.20% due 05/15/2019	370,000	360,750
		634,450
TOTAL CORPORATE BONDS (Cost $269,062,064)		$251,388,959

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.01%
Banc of America Commercial Mortgage, Inc.,
Series 2006-1, Class A4
5.372% due 09/10/2045 (b)	340,000	333,574
Bear Stearns Structured Products Inc., Series
2007-EMX1, Class A1
3.3925% due 03/25/2037 (b)(g)	4,193,987	4,078,653
Bear Stearns Structured Products Inc., Series
2007-R10, Class A1
5.1388% due 12/31/2037 (b)(g)	3,960,169	3,781,961
Bear Stearns Structured Products Inc., Series
2007-R11, Class A1A
6.0208% due 09/27/2037 (b)(g)	4,630,059	4,410,131
Commercial Mortgage Asset Trust,
Series 1999-C1, Class C
7.35% due 01/17/2032	295,000	319,571
Commercial Mortgage Pass-Through Certificates,
Series 2001-J2A, Class A1
5.447% due 07/16/2034 (g)	267,982	271,437

The accompanying notes are an integral part of the financial statements.
243

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 1A1
2.6788% due 07/20/2046 (b)	$1,988,416	$1,544,312
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
2.6788% due 07/20/2046 (b)	1,350,180	1,004,288
Countrywide Home Loans, Series 2006-HYB3,
Class 2A1A
5.7095% due 05/20/2036 (b)	124,771	120,320
Credit Suisse Mortgage Capital Certificates, Series
2006-C1, Class A4
5.5522% due 02/15/2039 (b)	1,675,000	1,660,217
First Boston Mortgage Securities Corp., Series D
10.965% IO due 05/25/2017	9,702	2,546
First Union National Bank Commercial Mortgage,
Series 2000-C1
0.81% IO due 05/17/2032 (b)	12,741,539	193,364
Freddie Mac, Series 3330, Class VA
5.00% due 06/15/2018	280,648	282,154
GMAC Mortgage Corp Loan Trust, Series
2004-AR1, Class 24A
5.0847% due 06/25/2034	813,211	588,912
Green Tree Financial Corp., Series 1997-6, Class A8
7.07% due 01/15/2029	396,883	393,953
GSMPS Mortgage Loan Trust, Series 2005-RP2,
Class 1AF
2.7425% due 03/25/2035 (b)(g)	766,577	698,983
GSR Mortgage Loan Trust, Series 2004-7, Class
4A1
4.8422% due 06/25/2034 (b)	720,946	673,248
GSRPM Mortgage Loan Trust, Series 2003-1,
Class A3
2.8925% due 01/25/2032 (b)	89,451	63,261
Harborview Mortgage Loan Trust, Series 2007-7,
Class 2A1A
3.3925% due 08/19/2037 (b)	3,878,922	3,087,732
Impac CMB Trust, Series 2003-4, Class 1A1
3.0325% due 10/25/2033 (b)	51,242	40,763
IndyMac Index Mortgage Loan Trust, Series
2005-AR14, Class 2A1A
2.6925% due 08/25/2035 (b)	1,314,286	1,088,778
IndyMac Index Mortgage Loan Trust, Series
2006-AR6, Class 2A1A
2.5925% due 06/25/2047 (b)	3,539,732	2,753,508
IndyMac Index Mortgage Loan Trust, Series
2007-AR15, Class 2A1
1.00% due 08/25/2037 (b)	2,559,017	1,876,736
J.P. Morgan Chase Commercial Mortgage
Securities Corp, Series 2006-CB15, Class A4
5.814% due 06/12/2043 (b)	2,370,000	2,382,070
J.P. Morgan Mortgage Trust, Series 2005-A6,
Class 7A1
4.966% due 08/25/2035 (b)	100,134	96,574
Luminent Mortgage Trust, Series 2006-4, Class A1A
2.5825% due 05/25/2046 (b)	1,677,920	1,309,733
Master Adjustable Rate Mortgages Trust, Series
2007-R5, Class A1
5.6479% due 11/25/2035 (b)	1,546,339	1,267,998

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Master Adjustable Rate Mortgages Trust., Series
2007-3, Class 12A1
2.5925% due 05/25/2047 (b)	$4,060,618	$3,150,468
Master Adjustable Rate Mortgages Trust.,
Series 2006-2, Class 3A1
4.8497% due 01/25/2036 (b)	141,814	136,385
Master Adjustable Rate Mortgages Trust.,
Series 2006-OA1, Class 1A1
2.6025% due 04/25/2046 (b)	2,591,576	2,035,749
MASTR Asset Securitization Trust, Series 2003-6,
Class 1A1
5.50% due 07/25/2033	1,204,136	1,135,425
Merit Securities Corp., Series 11PA, Class B2
3.8825% due 09/28/2032 (b)(g)	403,354	374,259
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.658% due 05/12/2039 (b)	970,000	971,824
Morgan Stanley Mortgage Loan Trust, Series
2004-8AR, Class 4A1
5.3621% due 10/25/2034 (b)	650,973	616,210
Novastar Mortgage-Backed Notes, Series
2006-MTA1, Class 2A1A
2.5825% due 09/25/2046 (b)	1,602,902	1,253,877
Prime Mortgage Trust, Series 2006-DR1, Class 2A2
6.00% due 05/25/2035 (g)	1,959,447	1,894,234
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR3, Class 2A1
6.8302% due 08/25/2035 (b)	137,532	126,394
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A3
2.5825% due 07/25/2046 (b)	1,853,810	1,255,839
Thornburg Mortgage Securities Trust, Series
2006-1, Class A3
2.5625% due 01/25/2036 (b)	857,284	845,302
Thornburg Mortgage Securities Trust, Series
2006-3, Class A2
2.4975% due 05/25/2046 (b)	2,170,067	2,129,552
Thornburg Mortgage Securities Trust, Series
2006-3, Class A3
2.5025% due 06/25/2046 (b)	2,339,988	2,316,101
Thornburg Mortgage Securities Trust, Series
2007-4, Class 2A1
6.2164% due 09/25/2037 (b)	1,698,329	1,597,589
Thornburg Mortgage Securities Trust, Series
2007-4, Class 3A1
6.2143% due 09/25/2037 (b)	1,591,892	1,479,936
WaMu Mortgage Pass-Through Certificates, Series
2005-AR17, Class A1A1
2.6625% due 12/25/2045 (b)	1,299,164	1,073,160
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $63,116,337)		$56,717,081

ASSET BACKED SECURITIES - 5.74%
Structured Asset Securities Corp., Series
2008-BC4, Class A3
2.8488% due 11/25/2037 (b)	1,275,289	1,107,110
ACE Securities Corp., Series 2006-GP1, Class A
2.5225% due 02/25/2031 (b)	1,305,339	1,204,074

The accompanying notes are an integral part of the financial statements.
244

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Amortizing Residential Collateral Trust,
Series 2002-BC6, Class M2
3.5925% due 08/25/2032 (b)	$65,374	$22,181
Asset Backed Securities Corp.,
Series 2003-HE2, Class M2
5.3644% due 04/15/2033 (b)	51,346	38,090
Bear Stearns Asset Backed Securities Inc., Series
2003-ABF1, Class A
2.7625% due 01/25/2034 (b)	52,756	44,516
Bear Stearns Asset Backed Securities Inc., Series
2007-SD1, Class 1A2A
6.00% due 10/25/2036	3,042,377	2,645,919
Bear Stearns Asset Backed Securities Inc., Series
2007-SD1, Class 1A3A
6.50% due 10/25/2036	2,992,889	2,351,289
Bear Stearns Asset Backed Securities Trust,
Series 2007-HE6, Class 1A1
3.6425% due 08/25/2037 (b)	2,032,485	1,735,870
Countrywide Asset-Backed Certificates,
Series 2004-5, Class M4
3.6425% due 06/25/2034 (b)	194,998	109,853
Ellington Loan Acquisition Trust, Series 2007-1,
Class A2A1
3.3925% due 05/25/2037 (b)(g)	2,155,747	1,840,133
Ellington Loan Acquisition Trust, Series 2007-1,
Class A2C
3.6425% due 05/25/2037 (b)(g)	2,300,000	1,803,345
EMC Mortgage Loan Trust, Series 2003-B, Class A1
2.9425% due 11/25/2041 (b)(g)	258,563	254,658
GSAMP Trust, Series 2006-S4, Class A1
2.4825% due 05/25/2036 (b)	611,321	324,425
IndyMac Seconds Asset Backed Trust, Series
2006-A, Class A
2.5225% due 06/25/2036 (b)	1,514,516	571,637
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-H1, Class 2A1
3.8925% due 10/25/2037 (b)	4,343,494	3,471,403
Mid State Trust, Series 6, Class A1
7.34% due 07/01/2035	558,491	563,984
Morgan Stanley Mortgage Loan Trust, Series
2006-4SL, Class A1
2.5425% due 03/25/2036 (b)	949,935	516,865
Nelnet Student Loan Trust, Series 2008-4, Class A4
4.0997% due 04/25/2024 (b)	810,000	771,019
RAAC Series, Series 2006-RP2, Class A
2.6425% due 02/25/2037 (b)(g)	1,282,705	1,085,169
Residential Asset Mortgage Products Inc., Series
2003-RS4, Class AIIB
3.0525% due 05/25/2033 (b)	42,103	27,288
Residential Funding Mortgage Securities II Inc,
Series 2006-HI1, Class A1
2.5025% due 02/25/2036 (b)	79,178	78,601
SACO I Trust, Inc., Series 2006-5, Class 1A
2.5425% due 04/25/2036 (b)	1,968,281	886,570
SACO I Trust, Inc., Series 2006-5, Class 2A3
2.5725% due 05/25/2036 (b)	1,490,000	396,978
SACO I Trust, Inc., Series 2006-6, Class A
2.5225% due 06/25/2036 (b)	1,390,019	479,890

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Sail Net Interest Margin Notes, Series 2004-2A,
Class A
5.50% due 03/27/2034 (g)	$23,428	$2
Securitized Asset Backed Receivables LLC, Series
2007-BR2, Class A2
2.6225% due 02/25/2037 (b)	3,862,851	2,791,950
SLM Student Loan Trust, Series 2006-5, Class A2
2.91% due 07/25/2017 (b)	1,370,609	1,365,254
Structured Asset Securities Corp., Series
2006-ARS1, Class A1
2.5025% due 02/25/2036 (b)(g)	1,515,452	463,505
Structured Asset Securities Corp., Series
2007-TC1, Class A
2.6925% due 04/25/2031 (b)(g)	3,794,588	2,649,689
TOTAL ASSET BACKED SECURITIES
(Cost $41,381,653)		$29,601,267

SUPRANATIONAL OBLIGATIONS - 0.19%

Venezuela - 0.19%
Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012	916,000	964,646
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $984,820)		$964,646

COMMON STOCKS - 0.00%

Household Products - 0.00%
Home Interiors *	674,617	6,746
TOTAL COMMON STOCKS (Cost $183,738)		$6,746

PREFERRED STOCKS - 1.16%

Automobiles - 0.25%
General Motors Corp., Series C, 6.25%	76,275	1,259,300

Financial Services - 0.91%
Federal Home Loan Mortgage Corp., Series
V, 5.57%	121,625	2,330,335
Federal Home Loan Mortgage Corp.,
Series Z, 8.375%	56,575	1,420,032
Federal National Mortgage Association, 8.25%	39,250	955,738
		4,706,105
TOTAL PREFERRED STOCKS (Cost $6,376,778)		$5,965,405

TERM LOANS - 2.54%

Auto Services - 0.37%
Hertz Corp.
6.75% due 01/21/2012 (b)	2,000,000	1,901,560

Business Services - 0.23%
First Data Corp.
7.98% due 10/15/2014 (b)	1,253,700	1,161,553

Commercial Services - 0.27%
Aramark Corp. TL Strip
7.47% due 01/31/2014 (b)	1,500,000	1,407,585

Electrical Utilities - 0.56%
Calpine Corp.
8.60% due 03/29/2009 (b)	2,992,500	2,895,244

The accompanying notes are an integral part of the financial statements.
245

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

TERM LOANS (continued)

Medical-Hospitals - 0.37%
Community Health Systems, Inc., Tranche B
7.51% due 07/02/2014 (b)		$2,017,562	$1,900,301

Paper - 0.39%
Georgia Pacific
6.75% due 12/23/2013 (b)		2,154,913	2,034,238

Semiconductors - 0.35%
Freescale Semiconductor
7.37% due 12/01/2013 (b)		1,994,949	1,794,896
TOTAL TERM LOANS (Cost $12,282,439)			$13,095,377

OPTIONS - 0.00%

Put Options - 0.00%
Eurodollar Futures
Expiration 06/16/2008 at $94.125		615,000	1,537
Expiration 06/16/2008 at $94.75		435,000	1,088
			2,625
TOTAL OPTIONS (Cost $4,725)			$2,625

REPURCHASE AGREEMENTS - 10.35%
Merrill Lynch Tri-Party Repurchase
Agreement dated 05/30/2008 at
2.17% to be repurchased at
$53,309,638 on 06/02/2008,
collateralized by $55,055,000
Federal Home Loan Mortgage
Corp., zero coupon due
12/15/2008 (valued at
$54,366,000, including interest)		$53,300,000	$53,300,000
TOTAL REPURCHASE AGREEMENTS
(Cost $53,300,000)			$53,300,000

SHORT TERM INVESTMENTS - 3.35%
Bank Negara Malaysia Monetary Notes, Series 1008
zero coupon due 07/17/2008 to
11/13/2008	MYR	15,306,000	$4,683,757
Egypt Treasury Bills, Series 364
zero coupon due 10/28/2008 to
04/21/2009	EGP	28,425,000	5,152,569
Federal National Mortgage Association Discount
Notes
zero coupon due 12/15/2008 ****		$7,140,000	7,069,671
John Hancock Cash
Investment Trust, 2.5216% (c)(h)		349,876	349,876
TOTAL SHORT TERM INVESTMENTS
(Cost $17,226,148)			$17,255,873
Total Investments (Strategic Bond Fund)
(Cost $651,537,556) - 119.79%			$617,126,219
Liabilities in Excess of Other Assets - (19.79)%			(101,943,871)
TOTAL NET ASSETS - 100.00%			$515,182,348

Strategic Income Fund
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS - 2.75%

U.S. Treasury Bonds - 0.74%
8.125% due 08/15/2019		$930,000	$1,237,409
9.25% due 02/15/2016		1,635,000	2,219,130
			3,456,539

U.S. Treasury Notes - 2.01%
4.25% due 11/15/2013		2,630,000	2,728,830
4.75% due 05/15/2014		3,445,000	3,671,078
4.875% due 08/15/2016		2,875,000	3,058,057
			9,457,965
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $12,144,206)			$12,914,504

U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.20%

Federal National Mortgage
Association - 12.20%
5.00% due 01/01/2023		8,836,489	8,796,793
5.00% TBA **		1,545,000	1,536,309
5.375% due 06/12/2017		7,265,000	7,669,820
5.50% due 10/01/2036 to 09/01/2037		16,568,556	16,465,003
6.00% due 08/01/2022 to 10/01/2037		15,903,936	16,221,337
6.50% due 11/01/2036 to 08/01/2037		6,522,343	6,734,064
			57,423,326
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $56,527,082)			$57,423,326

FOREIGN GOVERNMENT OBLIGATIONS - 16.34%

Austria - 0.19%
Republic of Austria
6.00% due 09/26/2008	NZD	1,120,000	869,293

Canada - 6.32%
Government of Canada
6.00% due 06/01/2011	CAD	9,720,000	10,570,695
Province of Ontario
4.40% due 03/08/2016		4,325,000	4,415,409
4.50% due 03/08/2015		3,085,000	3,186,778
6.25% due 06/16/2015	NZD	2,215,000	1,614,155
6.375% due 10/12/2010		5,010,000	3,801,925
Province of Quebec
5.25% due 10/01/2013	CAD	5,775,000	6,170,636
			29,759,598

Colombia - 0.89%
Republic of Colombia
10.00% due 01/23/2012		$110,000	129,800
10.75% due 01/15/2013		3,290,000	4,054,925
			4,184,725

France - 1.38%
Government of France
4.75% due 10/25/2012	EUR	4,125,000	6,498,969

Germany - 0.76%
Federal Republic of Germany
5.00% due 07/04/2012		2,240,000	3,564,439

Ireland - 2.48%
Republic of Ireland
4.50% due 10/18/2018		7,615,000	11,663,404

The accompanying notes are an integral part of the financial statements.
246

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Mexico - 0.88%
Government of Mexico
5.625% due 01/15/2017		$520,000	$534,300
5.875% due 01/15/2014		550,000	575,575
6.375% due 01/16/2013		490,000	524,790
8.00% due 12/17/2015	MXN	20,740,000	1,994,575
8.125% due 12/30/2019		$360,000	443,340
10.375% due 02/17/2009		80,000	84,040
			4,156,620
Spain - 3.44%
Kingdom of Spain
4.20% due 07/30/2013	EUR	5,035,000	7,753,222
5.00% due 07/30/2012		2,470,000	3,913,714
5.35% due 10/31/2011		2,840,000	4,538,286
			16,205,222
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $69,100,391)			$76,902,270

CORPORATE BONDS - 38.96%

Advertising - 0.33%
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016		$1,815,000	1,243,275
Vertis, Inc.
9.75% due 04/01/2009		300,000	288,000
			1,531,275
Air Travel - 0.59%
Delta Air Lines, Inc.
6.821% due 08/10/2022		1,585,728	1,395,440
Northwest Airlines, Inc., Series 07-1
7.027% due 11/01/2019		1,505,000	1,399,650
			2,795,090

Amusement & Theme Parks - 0.32%
HRP Myrtle Beach Operations LLC
7.3825% due 04/01/2012 (b)(g)		1,685,000	1,482,800

Apparel & Textiles - 0.37%
Hanesbrands, Inc., Series B
6.50813% due 12/15/2014 (b)		1,885,000	1,753,050

Auto Parts - 0.56%
Allison Transmission, Inc.
11.00% due 11/01/2015 (g)		1,880,000	1,771,900
Tenneco Automotive, Inc.
8.625% due 11/15/2014		870,000	861,300
			2,633,200

Automobiles - 1.00%
DaimlerChrysler N.A. Holding Corp., EMTN
4.375% due 03/21/2013	EUR	3,145,000	4,693,557

Banking - 0.64%
Banco Macro SA
8.50% due 02/01/2017		$1,055,000	854,550
Landwirtschaftliche Rentenbank, EMTN
6.50% due 09/17/2009	NZD	1,115,000	854,342
6.625% due 05/27/2010		1,700,000	1,298,815
			3,007,707

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Broadcasting - 1.70%
Allbritton Communications Company
7.75% due 12/15/2012		$2,395,000	$2,400,987
Radio One, Inc.
6.375% due 02/15/2013		225,000	169,875
8.875% due 07/01/2011		200,000	168,250
Salem Communications Corp.
7.75% due 12/15/2010		100,000	93,625
Sirius Satellite Radio, Inc.
9.625% due 08/01/2013		2,610,000	2,238,075
XM Satellite Radio, Inc.
9.75% due 05/01/2014		3,005,000	2,929,875
			8,000,687

Building Materials & Construction - 0.28%
Odebrecht Finance, Ltd.
7.50% due 10/18/2017 (g)		1,300,000	1,339,000

Business Services - 0.71%
Allied Security Escrow Corp.
11.375% due 07/15/2011		200,000	170,000
Minerva Overseas, Ltd.
9.50% due 02/01/2017 (g)		2,865,000	2,793,375
Vangent, Inc.
9.625% due 02/15/2015		455,000	394,144
			3,357,519

Cable & Television - 1.25%
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010		1,775,000	1,766,125
CSC Holdings, Inc.
8.50% due 06/15/2015 (g)		1,450,000	1,450,000
Mediacom Broadband LLC
8.50% due 10/15/2015		75,000	68,062
Mediacom LLC/Mediacom Capital Corp.
9.50% due 01/15/2013		125,000	119,375
Shaw Communications, Inc.
5.70% due 03/02/2017	CAD	610,000	577,456
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012		$699,000	712,980
Young Broadcasting, Inc.
10.00% due 03/01/2011		1,790,000	1,199,300
			5,893,298

Cellular Communications - 0.86%
Centennial Communications Corp.
10.00% due 01/01/2013		1,995,000	1,995,000
Rural Cellular Corp.
6.0756% due 06/01/2013 (b)		840,000	848,400
8.6228% due 11/01/2012 (b)		1,175,000	1,195,563
			4,038,963

Chemicals - 0.32%
American Pacific Corp.
9.00% due 02/01/2015		1,395,000	1,374,075
Nova Chemicals Corp.
6.50% due 01/15/2012		125,000	116,250
			1,490,325

The accompanying notes are an integral part of the financial statements.
247

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Coal - 0.04%
Massey Energy Company
6.625% due 11/15/2010		$200,000	$199,500

Containers & Glass - 2.37%
BWAY Corp.
10.00% due 10/15/2010		1,995,000	2,009,962
Graphic Packaging International Corp.
8.50% due 08/15/2011		1,000,000	1,010,000
9.50% due 08/15/2013		2,255,000	2,271,913
OI European Group BV
6.875% due 03/31/2017 (g)	EUR	410,000	609,154
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013		$1,450,000	1,500,750
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017		760,000	655,500
8.375% due 07/01/2012		2,760,000	2,566,800
US Corrugated, Inc.
10.00% due 06/12/2013		715,000	529,100
			11,153,179

Crude Petroleum & Natural Gas - 0.13%
Denbury Resources, Inc.
7.50% due 12/15/2015		600,000	607,500

Diversified Financial Services - 0.60%
General Electric Capital Corp.
6.625% due 02/04/2010	NZD	3,745,000	2,826,898

Electrical Utilities - 0.76%
Cia de Transporte de Energia Electrica de Alta
Tension SA
8.875% due 12/15/2016 (g)		$1,085,000	846,300
Texas Competitive Electric Holdings Company LLC
10.25% due 11/01/2015 (g)		2,690,000	2,747,163
			3,593,463

Electric-Integrated - 0.36%
Appalachian Power Company, Series K
5.00% due 06/01/2017		900,000	812,167
Dominion Resources, Inc., Series A
5.60% due 11/15/2016		900,000	888,255
			1,700,422

Financial Services - 7.43%
CIT Group, Inc.
5.00% due 02/13/2014		615,000	500,817
Ford Motor Credit Company LLC
9.75% due 09/15/2010		1,710,000	1,663,640
Independencia International, Ltd.
9.875% due 01/31/2017 (g)		1,820,000	1,824,550
9.875% due 05/15/2015 (g)		690,000	692,627
ISA Capital do Brasil SA
8.80% due 01/30/2017 (g)		470,000	502,900
Local TV Finance LLC
9.25% due 06/15/2015 (g)		240,000	193,200
Morgan Stanley, MTN
6.00% due 04/28/2015		900,000	868,997
New South Wales Treasury Corp., Series 10RG
7.00% due 12/01/2010	AUD	24,950,000	23,729,595
Nexstar Finance, Inc.
7.00% due 01/15/2014		$930,000	823,050

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Orascom Telecom Finance
7.875% due 02/08/2014 (g)		$425,000	$406,937
TAM Capital, Inc.
7.375% due 04/25/2017		1,205,000	988,100
Toyota Motor Credit Corp., EMTN
6.75% due 09/21/2009	NZD	2,300,000	1,764,218
Ucar Finance, Inc.
10.25% due 02/15/2012		$136,000	141,440
VW Financial Services AG, EMTN
5.375% due 01/25/2012	EUR	565,000	877,515
			34,977,586

Food & Beverages - 0.41%
Cosan SA Industria e Comercio
8.25% due 02/28/2049 (g)		$2,000,000	1,930,000

Gas & Pipeline Utilities - 1.06%
Atlas Pipeline Partners LP
8.125% due 12/15/2015		200,000	206,500
MarkWest Energy Partners LP/ MarkWest Energy
Finance Corp.
8.75% due 04/15/2018 (g)		520,000	544,700
MarkWest Energy Partners LP/ MarkWest Energy
Finance Corp., Series B
8.50% due 07/15/2016		2,150,000	2,244,063
NGPL Pipeco LLC
7.119% due 12/15/2017 (g)		935,000	957,811
Southern Union Company
7.20% due 11/01/2066 (b)		705,000	584,097
Williams Partners Finance Corp.
7.25% due 02/01/2017		460,000	470,350
			5,007,521

Healthcare Products - 0.35%
Bausch & Lomb, Inc.
9.875% due 11/01/2015 (g)		450,000	471,375
Hanger Orthopedic Group, Inc.
10.25% due 06/01/2014		1,150,000	1,184,500
			1,655,875

Healthcare Services - 0.13%
Healthsouth Corp.
10.8287% due 06/15/2014 (b)		595,000	606,900

Hotels & Restaurants - 1.31%
CCM Merger, Inc.
8.00% due 08/01/2013 (g)		3,690,000	3,136,500
Landry's Restaurants, Inc.
9.50% due 12/15/2014		3,050,000	3,004,250
			6,140,750

Household Products - 0.16%
Yankee Acquisition Corp., Series B
8.50% due 02/15/2015		900,000	734,625

Industrial Machinery - 0.37%
Manitowoc, Inc.
7.125% due 11/01/2013		1,810,000	1,746,650

Insurance - 0.57%
Liberty Mutual Group, Inc., Series 144A
10.75% due 06/15/2058 (b)		1,930,000	1,910,700

The accompanying notes are an integral part of the financial statements.
248

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Insurance (continued)
Symetra Financial Corp.
8.30% due 10/15/2067 (b)(g)	$905,000	$790,497
		2,701,197

Leisure Time - 6.96%
AMC Entertainment, Inc.
8.00% due 03/01/2014	2,295,000	2,076,975
Choctaw Resort Development Enterprise
7.25% due 11/15/2019 (g)	234,000	209,430
Chukchansi Economic Development Authority
8.00% due 11/15/2013 (g)	610,000	536,800
Cinemark, Inc.
zero coupon, Step up to 9.75% on
03/15/2009 due 03/15/2014	1,000,000	950,000
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015 (g)	1,295,000	942,112
Great Canadian Gaming Corp.
7.25% due 02/15/2015 (g)	1,000,000	970,000
Greektown Holdings LLC
10.75% due 12/01/2013 (g)	3,200,000	2,208,000
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (g)	2,100,000	1,953,000
Isle of Capri Casinos, Inc.
7.00% due 03/01/2014	810,000	617,625
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	2,425,000	1,903,625
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (g)	1,000,000	935,000
Majestic Star Casino LLC
9.50% due 10/15/2010	1,430,000	1,233,375
Marquee Holdings, Inc.
12.00 due 08/15/2014	895,000	720,475
Mashantucket Western Pequot Tribe
8.50% due 11/15/2015 (g)	1,560,000	1,443,000
MGM Mirage, Inc.
6.75% due 09/01/2012	475,000	442,344
7.625% due 01/15/2017	1,500,000	1,320,000
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	315,000	315,000
7.125% due 08/15/2014	2,905,000	2,534,612
8.00% due 04/01/2012	1,785,000	1,660,050
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	1,500,000	1,288,125
9.75% due 04/01/2010	1,485,000	1,496,138
Penn National Gaming, Inc.
6.875% due 12/01/2011	100,000	98,000
Pinnacle Entertainment, Inc.
7.50% due 06/15/2015 (g)	575,000	474,375
Pokagon Gaming Authority
10.375% due 06/15/2014 (g)	466,000	504,445
Snoqualmie Entertainment Authority
9.125% due 02/01/2015 (g)	1,020,000	785,400
Station Casinos, Inc.
6.50% due 02/01/2014	400,000	252,000
6.625% due 03/15/2018	325,000	190,125
6.875% due 03/01/2016	175,000	106,531
Turning Stone Resort Casino
9.125% due 09/15/2014 (g)	1,785,000	1,762,688
9.125% due 12/15/2010 (g)	1,300,000	1,293,500

Strategic Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Leisure Time (continued)
Waterford Gaming LLC
8.625% due 09/15/2014 (g)	$1,575,000	$1,521,844
		32,744,594
Manufacturing - 0.28%
GRUPO KUO SAB de CV
9.75% due 10/17/2017 (g)	1,295,000	1,301,475

Medical-Drugs - 0.17%
DASA Finance Corp.
8.75% due 05/29/2018 (g)	770,000	781,550

Medical-Hospitals - 0.49%
Community Health Systems, Inc.
8.875% due 07/15/2015	450,000	464,062
HCA, Inc.
9.125% due 11/15/2014	460,000	480,700
Sun Healthcare Group, Inc.
9.125% due 04/15/2015	1,325,000	1,338,250
		2,283,012

Metal & Metal Products - 0.43%
Blaze Recycling & Metals LLC
10.875% due 07/15/2012 (g)	590,000	560,500
CII Carbon LLC
11.125% due 11/15/2015 (g)	1,500,000	1,485,000
		2,045,500
Mining - 0.53%
Drummond Company, Inc.
7.375% due 02/15/2016 (g)	2,730,000	2,511,600

Paper - 0.42%
NewPage Corp.
10.00% due 05/01/2012 (g)	960,000	1,022,400
Pope & Talbot, Inc.
8.375% due 06/01/2013	500,000	56,250
8.375% due 06/01/2013	1,000,000	112,500
Verso Paper, Inc., Series B
9.125% due 08/01/2014	750,000	770,625
		1,961,775
Paper&Related Products - 0.25%
International Paper Company
7.95% due 06/15/2018	1,180,000	1,184,086

Petroleum Services - 0.32%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017	790,000	740,625
McMoRan Exploration Company
11.875% due 11/15/2014	735,000	779,100
		1,519,725

Railroads & Equipment - 0.09%
American Railcar Industries, Inc.
7.50% due 03/01/2014	440,000	411,400

Software - 0.39%
Oracle Corp.
5.75% due 04/15/2018	1,840,000	1,828,888

Steel - 0.24%
WCI Steel Acquisition, Inc.
8.00% due 05/01/2016	1,395,000	1,133,438

The accompanying notes are an integral part of the financial statements.
249

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Telecommunications Equipment &
Services - 1.49%
Axtel SAB de CV
7.625% due 02/01/2017 (g)	$2,275,000	$2,314,812
Citizens Communications Company
7.125% due 03/15/2019	710,000	649,650
Digicel Group, Ltd.
8.875% due 01/15/2015 (g)	1,955,000	1,793,713
West Corp.
11.00% due 10/15/2016	2,535,000	2,243,475
		7,001,650

Telephone - 0.90%
Cincinnati Bell, Inc.
8.375% due 01/15/2014	2,000,000	1,990,000
Sprint Capital Corp.
8.375% due 03/15/2012	2,325,000	2,261,063
		4,251,063

Tobacco - 0.57%
Alliance One International, Inc.
11.00% due 05/15/2012	2,580,000	2,657,400

Transportation - 0.45%
Navios Maritime Holdings, Inc.
9.50% due 12/15/2014	1,125,000	1,158,750
PHI, Inc.
7.125% due 04/15/2013	1,000,000	965,000
		2,123,750
TOTAL CORPORATE BONDS (Cost $188,003,877)		$183,339,443

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.12%
American Home Mortgage Assets, Series 2006-6,
Class XP
3.4005% IO due 12/25/2046	20,502,997	929,042
American Home Mortgage Investment Trust, Series
2007-1, Class GIOP
2.2205% IO due 05/25/2047	14,930,654	731,850
Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Class A4
5.414% due 09/10/2047	2,980,000	2,916,521
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.399% due 07/15/2044 (b)	3,405,000	3,347,772
Countrywide Alternative Loan Trust,
Series 2005-59, Class 2X
3.48% IO due 11/20/2035 (b)	12,739,649	453,850
Countrywide Alternative Loan Trust,
Series 2006-OA10, Class XPP
1.9156% IO due 08/25/2046 (b)	8,638,969	321,262
Countrywide Alternative Loan Trust,
Series 2006-OA8, Class X
1.9287% IO due 07/25/2046 (b)	16,254,353	565,925
Countrywide Alternative Loan Trust,
Series 2007-OA8, Class X
2.00% IO due 08/25/2047 (b)	10,518,240	406,525
Crown Castle Towers LLC, Series 2006-1A, Class F
6.649% due 11/15/2036 (g)	840,000	738,108
Crown Castle Towers LLC, Series 2006-1A, Class G
6.7954% due 11/15/2036 (g)	985,000	838,891

Strategic Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series 3154,
Class PM
5.50% due 05/15/2034	$4,050,000	$3,971,459
Federal Home Loan Mortgage Corp., Series 3228,
Class PL
5.50% due 10/15/2034	4,850,000	4,730,799
Federal National Mortgage Association, Series
2006-117, Class PD
5.50% due 07/25/2035	5,055,000	4,850,158
Federal National Mortgage Association, Series
2006-65, Class TE
5.50% due 05/25/2035	2,065,000	2,015,287
Federal National Mortgage Association, Series
2006-84, Class MP
5.50% due 08/25/2035	5,700,000	5,568,463
Global Tower Partners Acquisition
LLC, Series 2007-1A, Class G
7.8737% due 05/15/2037 (g)	565,000	502,872
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class A2
5.4093% due 05/10/2040 (b)	6,165,000	6,172,046
Greenpoint Mortgage Funding Trust, Series
2005-AR4, Class 4A2
2.7525% due 10/25/2045 (b)	2,322,988	1,334,651
Greenpoint Mortgage Funding Trust, Series
2006-AR1, Class A2A
2.7625% due 02/25/2036 (b)	1,448,616	961,566
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class A4
5.9139% due 07/10/2038 (b)	3,310,000	3,362,987
Harborview Mortgage Loan Trust,
Series 2005-8, Class 1X
3.5394% IO due 09/19/2035 (b)	12,573,376	320,228
Harborview Mortgage Loan Trust,
Series 2006-SB1, Class A1A
4.644% due 12/19/2036 (b)	2,308,925	1,668,120
Harborview Mortgage Loan Trust,
Series 2007-3, Class ES
0.3509% IO due 05/19/2047	31,939,663	249,688
Harborview Mortgage Loan Trust,
Series 2007-4, Class ES
0.3508% IO due 07/19/2047	32,046,999	240,352
Harborview Mortgage Loan Trust,
Series 2007-6, Class ES
0.3436% IO due 08/19/2037 (g)	22,280,884	160,144
Harborview NIM Corp., Series 2007-3A, Class N1
6.654% due 05/19/2037 (g)	103,016	97,865
Indymac Index Mortgage Loan Trust,
Series 2005-AR18, Class 1X
zero coupon IO due 10/25/2036	35,131,328	811,534
Indymac Index Mortgage Loan Trust,
Series 2005-AR18, Class 2X
2.8832% IO due 10/25/2036 (b)	37,575,435	657,570
Luminent Mortgage Trust, Series 2006-1, Class X
3.3211% IO due 04/25/2036	10,068,029	341,568
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (g)	525,000	501,232
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036 (g)	360,000	327,502

The accompanying notes are an integral part of the financial statements.
250

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
WAMU Mortgage Pass Through Certificates,
Series 2005-AR13, Class B1
2.9925% due 10/25/2045 (b)		$2,009,189	$1,033,437
WAMU Mortgage Pass Through Certificates,
Series 2005-AR6, Class B1
2.9925% due 04/25/2045 (b)		3,241,040	1,741,366
WAMU Mortgage Pass Through Certificates,
Series 2007-OA5, Class 1XPP
1.0815% IO due 06/25/2017		69,338,968	801,732
WAMU Mortgage Pass Through Certificates,
Series 2007-OA6, Class 1XPP
1.0617% IO due 07/25/2047		40,319,029	503,988
Washington Mutual Mortgage Pass Through
Certificates, Series 2007-OA4, Class XPPP
1.0575% IO due 04/25/2047		30,711,775	441,482
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 1A1
6.024% due 09/25/2036 (b)		2,489,712	2,430,571
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $57,717,041)			$57,048,413

ASSET BACKED SECURITIES - 0.63%
Lehman XS Trust, Series 2005-5N, Class 3A2
2.7525% due 11/25/2035 (b)		608,828	394,264
Lehman XS Trust, Series 2006-2N, Class 1A2
2.7325% due 02/25/2046 (b)		2,294,838	1,432,763
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/27/2037 (g)		1,475,000	1,143,125
TOTAL ASSET BACKED SECURITIES
(Cost $3,324,984)			$2,970,152

SUPRANATIONAL OBLIGATIONS - 4.58%

Supranational - 4.58%
European Investment Bank
6.75% due 11/17/2008	NZD	2,160,000	1,676,865
European Investment Bank, EMTN
4.375% due 03/06/2009	GBP	1,120,000	2,204,294
Instituto de Credito Oficial, EMTN
5.00% due 12/07/2009		1,680,000	3,299,123
Inter-American Development Bank, Series INTL
7.25% due 05/24/2012	NZD	9,930,000	7,773,258
Inter-American Development Bank, Series MPLE
4.25% due 12/02/2012	CAD	4,075,000	4,170,887
International Finance Corp., MTN
7.50% due 02/28/2013	AUD	2,515,000	2,418,106
			21,542,533

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $20,216,242)			$21,542,533

COMMON STOCKS - 0.35%

Containers & Glass - 0.06%
Pactiv Corp. *		10,680	263,048

Paper - 0.26%
Smurfit-Stone Container Corp. *		183,454	1,234,645

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)

Telecommunications Equipment &
Services - 0.03%
Chunghwa Telecom Company, Ltd., ADR *		5,767	$142,849
TOTAL COMMON STOCKS (Cost $1,516,126)			$1,640,542

TERM LOANS - 0.50%

Financial Services - 0.09%
Local TV Finance LLC
4.87% due 05/07/2013 (b)		$476,400	414,468

Healthcare Products - 0.13%
Bausch & Lomb, Inc.
7.978% due 04/11/2015 (b)	EUR	408,975	618,765

Leisure Time - 0.28%
Great Canadian Gaming Corp.
4.19% due 02/07/2014 (b)		$1,333,125	1,303,130
TOTAL TERM LOANS (Cost $2,392,128)			$2,336,363

OPTIONS - 0.26%

Call Options - 0.26%
Comcast, Corp.
Expiration 01/16/2010 at $25.00		26,000,000	741,000
Over The Counter Purchase Call on the USD vs.
CAD
Expiration 01/25/2010 at $1.30		10,613,000	36,010
Expiration 01/22/2010 at $1.30		10,613,000	35,660
Expiration 02/26/2010 at $1.30		53,500,000	199,983
Expiration 04/20/2010 at $1.30		10,450,000	42,991
Expiration 04/01/2010 at $1.30		21,000,000	86,394
Over The Counter Purchase Call on the USD vs.
EUR
Expiration 02/26/2009 at $1.20		2,120,000	60,017
			1,202,055

TOTAL OPTIONS (Cost $1,802,570)			$1,202,055

SHORT TERM INVESTMENTS - 10.92%
Federal Home Loan Bank
zero coupon due 06/02/2008		$51,400,000	$51,397,501
TOTAL SHORT TERM INVESTMENTS
(Cost $51,397,501)			51,397,501
Total Investments (Strategic Income Fund)
(Cost $464,142,148) - 99.61%			$468,717,102
Other Assets in Excess of Liabilities - 0.39%			1,855,552
TOTAL NET ASSETS - 100.00%			$470,572,654

Total Bond Market Fund
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS - 16.82%

U.S. Treasury Bonds - 5.55%
5.00% due 05/15/2037		$815,000	$853,903
5.25% due 02/15/2029		515,000	548,676
6.75% due 08/15/2026		400,000	498,438

The accompanying notes are an integral part of the financial statements.
251

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)

U.S. Treasury Bonds (continued)
7.875% due 02/15/2021	$900,000	$1,191,235
		3,092,252

U.S. Treasury Notes - 11.27%
3.125% due 04/15/2009 to 04/30/2013	4,563,000	4,559,282
3.875% due 05/15/2018	1,748,000	1,723,556
		6,282,838
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $9,362,499)		$9,375,090

U.S. GOVERNMENT AGENCY OBLIGATIONS - 49.45%

Federal Home Loan Bank - 2.88%
3.875% due 01/15/2010 to 06/14/2013	900,000	902,104
5.80% due 09/02/2008	700,000	705,871
		1,607,975
Federal Home Loan Mortgage Corp. - 2.53%
4.25% due 07/15/2009	800,000	812,474
6.00% due 06/15/2011	400,000	425,092
6.25% due 07/15/2032	150,000	170,374
		1,407,940
Federal National Mortgage
Association - 44.04%
3.25% due 04/09/2013	1,000,000	965,205
4.00% due 07/01/2018 to 06/01/2019	302,230	286,700
4.375% due 10/15/2015	300,000	298,910
4.50% due 04/01/2018 to 06/01/2019	959,413	942,986
4.61% due 01/01/2035 (b)	1,097,516	1,104,753
5.00% due 05/01/2019 to 07/01/2035	4,946,071	4,831,526
5.50% due 09/01/2017 to 10/01/2035	8,471,616	8,486,445
5.705% due 04/01/2037	2,413,266	2,464,920
6.00% due 08/01/2034 to 06/01/2036	2,413,671	2,456,329
6.125% due 03/15/2012	500,000	538,574
6.375% due 06/15/2009	1,000,000	1,038,052
6.50% due 07/01/2031 to 06/01/2036	604,819	626,354
7.125% due 06/15/2010	300,000	323,256
7.25% due 05/15/2030	150,000	188,352
		24,552,362
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $27,398,753)		$27,568,277

FOREIGN GOVERNMENT OBLIGATIONS - 0.93%

Canada - 0.64%
Government of Canada
5.25% due 11/05/2008	150,000	151,656
5.75% due 02/15/2009	200,000	202,937
		354,593
Mexico - 0.29%
Government of Mexico
9.875% due 02/01/2010	150,000	164,550
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $526,065)		$519,143

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 27.65%

Aerospace - 0.30%
Northrop Grumman Corp.
7.75% due 03/01/2016	$150,000	$169,179

Agriculture - 0.28%
Archer-Daniels-Midland Company
7.00% due 02/01/2031	150,000	158,444

Aluminum - 0.03%
Alcoa, Inc.
5.72% due 02/23/2019	20,000	18,836

Automobiles - 0.37%
DaimlerChrysler North America Holding
7.20% due 09/01/2009	200,000	206,235

Banking - 2.40%
Bank of America Corp.
5.42% due 03/15/2017	200,000	188,903
Bank One Corp.
7.875% due 08/01/2010	250,000	266,650
KFW International Finance, Inc.
3.25% due 03/30/2009	150,000	149,960
Royal Bank of Scotland Group PLC
5.00% due 11/12/2013	300,000	296,889
US Bank NA, BKNT
6.375% due 08/01/2011	200,000	209,518
Wachovia Capital Trust III
5.80% due 03/15/2042 (b)	30,000	22,950
Wachovia Corp.
5.625% due 12/15/2008	200,000	200,816
		1,335,686

Broadcasting - 0.11%
News America, Inc.
6.65% due 11/15/2037	60,000	59,269

Building Materials & Construction - 0.20%
CRH America, Inc.
6.00% due 09/30/2016	120,000	111,797

Cable & Television - 0.91%
Cox Communications, Inc.
4.625% due 01/15/2010	200,000	198,447
Time Warner Companies, Inc.
7.25% due 10/15/2017	200,000	208,143
Viacom, Inc.
6.875% due 04/30/2036	105,000	101,928
		508,518

Computers & Business Equipment - 0.90%
Cisco Systems, Inc.
5.25% due 02/22/2011	150,000	154,039
Dell, Inc.
4.70% due 04/15/2013 (g)	150,000	145,677
International Business Machines Corp.
4.25% due 09/15/2009	200,000	202,422
		502,138

Crude Petroleum & Natural Gas - 0.24%
XTO Energy, Inc.
5.50% due 06/15/2018	137,000	131,496

The accompanying notes are an integral part of the financial statements.
252

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Domestic Oil - 0.38%
Devon Financing Corp., ULC
6.875% due 09/30/2011	$200,000	$211,680

Drugs & Health Care - 0.31%
Covidien International Finance SA
6.00% due 10/15/2017 (g)	170,000	172,330

Electrical Utilities - 2.28%
Appalachian Power Company
7.00% due 04/01/2038	60,000	58,765
Constellation Energy Group
7.60% due 04/01/2032	115,000	116,288
Dominion Resources, Inc.
5.00% due 03/15/2013	82,000	81,297
E.ON International Finance BV
5.80% due 04/30/2018 (g)	385,000	378,808
Enel Finance International SA
6.25% due 09/15/2017 (g)	144,000	147,061
Exelon Corp.
6.75% due 05/01/2011	140,000	144,321
FirstEnergy Corp.
7.375% due 11/15/2031	250,000	268,963
Indiana Michigan Power Company
6.05% due 03/15/2037	90,000	78,495
		1,273,998

Electric-Integrated - 0.31%
Israel Electric Corp., Ltd.
7.25% due 01/15/2019 (g)	170,000	171,268

Financial Services - 6.67%
American Express Bank FSB, BKNT
6.00% due 09/13/2017	250,000	241,915
American Express Company
4.875% due 07/15/2013	250,000	247,620
Bear Stearns Companies, Inc.
5.30% due 10/30/2015	60,000	56,808
7.25% due 02/01/2018	60,000	63,829
Capital One Financial Corp., MTN
5.70% due 09/15/2011	250,000	241,534
CIT Group, Inc.
6.00% due 04/01/2036	150,000	118,544
General Electric Capital Corp.
6.125% due 02/22/2011	150,000	156,158
Goldman Sachs Group, Inc.
6.15% due 04/01/2018	70,000	69,255
Household Finance Corp.
6.375% due 11/27/2012	100,000	102,916
HSBC Finance Corp.
8.00% due 07/15/2010	150,000	157,229
International Lease Finance Corp., MTN
5.45% due 03/24/2011	200,000	197,301
Lehman Brothers Holdings, Inc., MTN
5.25% due 02/06/2012	140,000	133,594
6.875% due 05/02/2018	92,000	89,283
Merrill Lynch & Company, Inc.
6.875% due 11/15/2018	200,000	195,989
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018	620,000	607,784
Morgan Stanley
6.75% due 04/15/2011	250,000	255,716

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
National Rural Utilities Cooperative Finance Corp.
5.75% due 08/28/2009	$250,000	$255,189
Wells Fargo Bank NA
6.45% due 02/01/2011	500,000	525,601
		3,716,265

Food & Beverages - 1.09%
Kraft Foods, Inc.
5.25% due 10/01/2013	250,000	244,419
Kroger Company
6.40% due 08/15/2017	70,000	72,199
Tesco PLC
6.15% due 11/15/2037 (g)	82,000	77,770
Unilever Capital Corp.
7.125% due 11/01/2010	200,000	214,775
		609,163

Gas & Pipeline Utilities - 0.72%
Kinder Morgan Energy Partners LP
5.85% due 09/15/2012	150,000	150,942
Texas Eastern Transmission LP
6.00% due 09/15/2017 (g)	70,000	70,081
TransCanada PipeLines, Ltd.
5.85% due 03/15/2036	200,000	178,739
		399,762

Healthcare Services - 0.10%
WellPoint, Inc.
6.375% due 06/15/2037	60,000	53,872

Holdings Companies/Conglomerates - 0.45%
General Electric Company
5.00% due 02/01/2013	250,000	252,545

Hotels & Restaurants - 0.10%
Yum! Brands, Inc.
6.25% due 03/15/2018	60,000	58,919

Insurance - 0.80%
Allstate Corp.
7.20% due 12/01/2009	400,000	415,986
Lincoln National Corp.
7.00% due 05/17/2066 (b)	30,000	27,749
		443,735
International Oil - 0.30%
Pemex Project Funding Master Trust
7.375% due 12/15/2014	150,000	166,841

Leisure Time - 0.64%
Vivendi
5.75% due 04/04/2013	102,000	100,503
Walt Disney Company, MTN
5.625% due 09/15/2016	250,000	255,080
		355,583
Manufacturing - 0.99%
Harsco Corp.
5.75% due 05/15/2018	270,000	264,988
Honeywell International, Inc.
7.50% due 03/01/2010	200,000	212,808

The accompanying notes are an integral part of the financial statements.
253

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Manufacturing (continued)
Tyco Electronics Group SA
6.00% due 10/01/2012	$75,000	$75,979
		553,775

Petroleum Services - 0.37%
Weatherford International, Ltd.
5.50% due 02/15/2016	215,000	208,069

Pharmaceuticals - 0.13%
AstraZeneca PLC
5.90% due 09/15/2017	70,000	71,614

Railroads & Equipment - 1.26%
CSX Corp.
6.25% due 04/01/2015	705,000	701,223

Real Estate - 1.11%
Duke Realty LP
5.95% due 02/15/2017	72,000	67,337
ProLogis, REIT
5.50% due 04/01/2012	200,000	194,959
5.625% due 11/15/2016	60,000	55,612
Realty Income Corp.
5.95% due 09/15/2016	135,000	121,246
Simon Property Group LP, REIT
5.875% due 03/01/2017	86,000	83,226
Vornado Realty LP
5.60% due 02/15/2011	100,000	95,767
		618,147

Retail Trade - 1.20%
Federated Department Stores, Inc.
6.625% due 04/01/2011	100,000	99,081
Safeway, Inc.
6.35% due 08/15/2017	180,000	185,667
Target Corp.
7.50% due 08/15/2010	100,000	106,884
Wal-Mart Stores, Inc.
7.55% due 02/15/2030	250,000	279,687
		671,319

Steel - 0.18%
ArcelorMittal
5.375% due 06/01/2013 (g)	100,000	98,377

Telecommunications Equipment &
Services - 1.38%
Deutsche Telekom International Finance BV
zero coupon, Step up to 8.75% on
06/15/2008 due 06/15/2030	250,000	297,752
SBC Communications, Inc.
5.625% due 06/15/2016	200,000	199,970
Verizon Communications, Inc.
7.375% due 09/01/2012	250,000	270,896
		768,618

Telephone - 1.14%
AT&T, Inc.
6.30% due 01/15/2038	70,000	67,215
BellSouth Corp.
4.20% due 09/15/2009	200,000	200,459
British Telecommunications PLC
5.95% due 01/15/2018	60,000	58,722

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Telephone (continued)
British Telecommunications PLC (continued)
9.125% due 12/15/2030	$250,000	$309,876
		636,272
TOTAL CORPORATE BONDS (Cost $15,720,911)		$15,414,973

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.92%
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4
5.889% due 07/10/2044	700,000	706,819
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP5, Class A4
5.1793% due 12/15/2044 (b)	275,000	270,117
LB-UBS Commercial Mortgage Trust, Series
2000-C3, Class A2
7.95% due 05/15/2025 (b)	485,134	506,121
Merrill Lynch Mortgage Trust, Series 2008-C1,
Class A4
5.69% due 02/12/2051	145,000	145,794
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,649,034)		$1,628,851

ASSET BACKED SECURITIES - 0.79%
BA Credit Card Trust, Series 2008-A3, Class A3
3.2644% due 08/15/2011 (b)	220,000	220,569
CNH Equipment Trust, Series 2008-B, Class A2B
3.43% due 04/15/2011 (b)	220,000	220,000
TOTAL ASSET BACKED SECURITIES
(Cost $440,000)		$440,569

REPURCHASE AGREEMENTS - 0.69%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.83% to be repurchased at
$388,059 on 06/02/2008,
collateralized by $385,000 Federal
Home Loan Mortgage Corp., 5%
due 12/04/2012 (valued at
$396,550, including interest)	$388,000	$388,000
TOTAL REPURCHASE AGREEMENTS
(Cost $388,000)		$388,000
Total Investments (Total Bond Market Fund)
(Cost $55,485,262) - 99.25%		$55,334,903
Other Assets in Excess of Liabilities - 0.75%		415,771
TOTAL NET ASSETS - 100.00%		$55,750,674

The accompanying notes are an integral part of the financial statements.
254

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS - 0.01%

U.S. Treasury Notes - 0.01%
2.00% due 02/28/2010		$200,000	$198,250
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $199,481)			$198,250

U.S. GOVERNMENT AGENCY OBLIGATIONS - 68.71%

Federal Home Loan Mortgage Corp. - 9.93%
4.904% due 11/01/2035 (b)		703,722	700,959
5.50% due 09/01/2037		7,474,679	7,429,715
5.50% due 12/01/2099 (b)		70,500,000	70,009,807
6.00% due 08/01/2026 to 03/01/2036		20,224,510	20,633,063
6.00% TBA **		91,600,000	93,009,779
			191,783,323

Federal National Mortgage
Association - 58.24%
4.429% due 01/01/2035 (b)		487,724	490,299
4.593% due 05/01/2035 (b)		1,212,883	1,213,497
4.818% due 09/01/2035 (b)		771,847	773,382
4.834% due 06/01/2035 (b)		1,802,649	1,822,205
5.00% due 03/01/2022 to 04/01/2038		82,346,234	79,751,505
5.00% TBA **		144,000,000	139,095,000
5.452% due 03/01/2035 (b)		401,188	404,854
5.50% due 02/01/2021 to 02/01/2038		348,044,790	346,419,338
5.50% TBA **		205,100,000	203,625,844
5.698% due 07/01/2034 (b)		343,026	345,304
6.00% due 10/01/2026 to 05/01/2038		315,694,198	320,659,355
6.00% TBA **		3,600,000	3,651,750
6.019% due 11/01/2035 (b)		621,822	628,937
6.169% due 11/01/2034 (b)		640,318	640,744
6.50% due 07/01/2036 to 10/01/2037		24,176,432	24,961,221
			1,124,483,235

Government National Mortgage
Association - 0.42%
6.00% due 11/15/2036 to 06/15/2037		7,932,658	8,089,142

Small Business Administration - 0.12%
5.29% due 12/01/2027		2,200,000	2,193,261
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,329,385,752)			$1,326,548,961

FOREIGN GOVERNMENT OBLIGATIONS - 0.31%

Brazil - 0.31%
Federative Republic of Brazil
10.25% due 01/10/2028	BRL	6,400,000	3,604,303
12.50% due 01/05/2022		3,600,000	2,357,209
			5,961,512
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $5,581,492)			$5,961,512

CORPORATE BONDS - 29.43%

Automobiles - 0.34%
DaimlerChrysler NA Holding Corp., MTN
3.217% due 03/13/2009 (b)		$6,600,000	6,558,196

Banking - 8.46%
American Express Centurion Bank, BKNT
2.61% due 06/12/2009 (b)		3,100,000	3,076,093

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
ANZ National International, Ltd.
2.7975% due 08/07/2009 (b)(g)	$8,000,000	$7,983,208
Bank of America Corp.
8.125% due 12/29/2049 (b)	10,450,000	10,445,715
Bank of America NA, BKNT
2.7638% due 12/18/2008 (b)	1,200,000	1,197,456
6.00% due 10/15/2036	900,000	848,611
Bank of Ireland, Series YCD
2.7531% due 01/15/2010 (b)	13,200,000	12,991,308
Barclays Bank PLC
5.45% due 09/12/2012	23,000,000	23,389,183
6.05% due 12/04/2017 (g)	2,900,000	2,833,465
BNP Paribas
5.186% due 06/29/2049 (b)(g)	7,600,000	6,592,582
Credit Agricole SA
2.6456% due 05/28/2009 (b)(g)	2,400,000	2,388,919
2.6956% due 05/28/2010 (b)(g)	2,700,000	2,670,880
Deutsche Bank AG
6.00% due 09/01/2017	4,600,000	4,666,125
DnB NORBank ASA
2.78% due 10/13/2009 (b)(g)	2,400,000	2,401,390
Export-Import Bank of Korea
3.1656% due 06/01/2009 (b)	3,400,000	3,367,360
Fortis Bank
5.30% due 09/30/2008 (b)	2,700,000	2,694,843
HSBC Bank USA, BKNT
2.8169% due 06/10/2009 (b)	900,000	895,621
HSBC Finance Corp.
2.8775% due 10/21/2009 (b)	1,700,000	1,668,185
2.93% due 09/15/2008 (b)	4,300,000	4,283,909
HSBC Finance Corp., MTN
3.1544% due 12/05/2008 (b)	1,600,000	1,592,482
HSBC Holdings PLC
6.50% due 05/02/2036	900,000	856,675
6.50% due 09/15/2037	1,200,000	1,117,130
ICICI Bank, Ltd.
3.25% due 01/12/2010 (b)(g)	3,800,000	3,684,860
National Australia Bank, Ltd.
2.9788% due 09/11/2009 (b)(g)	2,500,000	2,497,935
Residential Capital LLC
5.7575% due 05/22/2009 (b)	3,100,000	2,526,500
Royal Bank of Scotland Group PLC
2.8675% due 07/21/2008 (b)(g)	1,900,000	1,898,697
6.99% due 10/29/2049 (b)(g)	4,400,000	4,071,615
7.648% due 08/31/2049 (b)	5,000,000	4,841,440
Santander Perpetual SA Unipersonal
6.671% due 10/29/2049 (b)(g)	5,600,000	5,475,887
Santander US Debt SA Unipersonal
3.0744% due 11/20/2009 (b)(g)	4,700,000	4,653,113
State Street Capital Trust III
8.25% due 12/29/2049 (b)	2,900,000	2,947,292
State Street Capital Trust IV
6.6944% due 06/15/2037 (b)	400,000	307,363
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (b)(g)	5,200,000	4,643,241
UBS AG/Stamford Branch, MTN
3.7044% due 05/05/2010 (b)	300,000	298,801
5.75% due 04/25/2018	1,900,000	1,850,744

The accompanying notes are an integral part of the financial statements.
255

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
UBS AG/Stamford Branch, Series DPNT
5.875% due 12/20/2017	$2,100,000	$2,088,757
USB Capital IX
6.189% due 03/29/2049 (b)	300,000	252,000
VTB Capital SA
3.3844% due 08/01/2008 (b)(g)	2,300,000	2,288,500
Wachovia Bank NA, BKNT
2.6538% due 10/03/2008	1,800,000	1,794,245
2.6981% due 05/25/2010 (b)	11,000,000	10,609,005
Wachovia Corp.
2.8431% due 10/15/2011 (b)	1,100,000	1,040,054
5.75% due 02/01/2018	6,200,000	6,000,690
Westpac Banking Corp., Series DPNT
2.6837% due 06/06/2008 (b)	1,600,000	1,600,010
		163,331,889

Biotechnology - 0.76%
Amgen, Inc.
2.7256% due 11/28/2008 (b)	5,600,000	5,580,534
6.15% due 06/01/2018	9,100,000	9,052,680
		14,633,214

Building Materials & Construction - 0.27%
C8 Capital SPV, Ltd.
6.64% due 12/31/2049 (b)(g)	5,500,000	5,136,175

Cable & Television - 0.07%
Comcast Corp.
5.875% due 02/15/2018	700,000	688,675
6.45% due 03/15/2037	700,000	669,390
		1,358,065

Chemicals - 0.08%
Rohm & Haas Company
6.00% due 09/15/2017	1,500,000	1,473,722

Computers & Business Equipment - 0.24%
Dell, Inc.
4.70% due 04/15/2013 (g)	4,800,000	4,661,659

Crude Petroleum & Natural Gas - 0.20%
Anadarko Petroleum Corp.
3.20% due 09/15/2009 (b)	4,000,000	3,960,808

Financial Services - 16.57%
Abbey National Treasury Services PLC, Series YCD
2.4094% due 07/02/2008 (b)	4,800,000	4,795,493
Allstate Life Global Funding Trusts, MTN
5.375% due 04/30/2013	2,500,000	2,502,170
American Express Bank FSB
5.50% due 04/16/2013	3,500,000	3,456,950
American Express Bank FSB, BKNT
2.5388% due 10/20/2009 (b)	2,600,000	2,567,500
6.00% due 09/13/2017	200,000	193,532
American Express Centurion Bank, BKNT
6.00% due 09/13/2017	200,000	193,532
American Express Company
7.00% due 03/19/2018	2,700,000	2,826,546
American Express Credit Corp., MTN
2.5194% due 03/02/2009 (b)	2,300,000	2,288,341
2.6813% due 11/09/2009 (b)	2,000,000	1,952,642
5.875% due 05/02/2013	2,300,000	2,292,111

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
American General Finance Corp.
6.90% due 12/15/2017		$3,300,000	$3,130,307
American Honda Finance Corp., MTN
3.05% due 03/09/2009 (b)(g)		3,900,000	3,894,848
Bear Stearns Companies, Inc., MTN
2.7675% due 08/21/2009 (b)		4,800,000	4,722,835
2.8388% due 05/18/2010 (b)		4,600,000	4,506,983
2.9788% due 07/16/2009 (b)		900,000	891,216
Bear Stearns Companies, Inc., Series B, MTN
2.7863% due 03/30/2009 (b)		2,500,000	2,477,863
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)(g)		1,700,000	1,563,949
Calabash Re, Ltd.
11.20% due 01/08/2010 (b)(g)		2,200,000	2,207,319
Calyon New York
2.6888% due 01/16/2009		3,900,000	3,887,793
CIT Group Holdings, Inc.
3.0494% due 01/30/2009 (b)		1,300,000	1,231,077
CIT Group, Inc., MTN
2.8388% due 08/17/2009 (b)		2,300,000	2,081,334
Citigroup Capital XXI
8.30% due 12/21/2057 (b)		4,400,000	4,401,126
Citigroup Funding, Inc., MTN
2.4044% due 04/23/2009 (b)		2,000,000	1,981,286
2.6063% due 06/26/2009 (b)		2,100,000	2,081,228
2.98% due 12/08/2008 (b)		400,000	397,633
Citigroup Global Markets Holdings, Inc., Series A,
MTN
2.90% due 03/17/2009 (b)		2,400,000	2,384,690
Citigroup, Inc.
2.695% due 12/26/2008 (b)		4,100,000	4,082,218
2.7013% due 12/28/2009 (b)		1,400,000	1,378,373
2.9394% due 01/30/2009 (b)		1,100,000	1,092,942
5.30% due 10/17/2012		800,000	791,186
5.50% due 08/27/2012		2,100,000	2,098,167
5.50% due 04/11/2013		8,800,000	8,763,726
5.85% due 07/02/2013		600,000	602,534
6.00% due 08/15/2017		900,000	882,433
6.125% due 08/25/2036		3,500,000	3,093,685
8.40% due 04/29/2049 (b)		20,000,000	19,825,800
Ford Motor Credit Company
5.70% due 01/15/2010		400,000	372,726
5.80% due 01/12/2009		700,000	686,797
7.375% due 10/28/2009		2,100,000	2,045,293
7.375% due 02/01/2011		100,000	91,614
7.875% due 06/15/2010		300,000	284,273
Ford Motor Credit Company LLC
7.25% due 10/25/2011		100,000	89,309
8.625% due 11/01/2010		100,000	95,053
General Electric Capital Corp.
5.50% due 09/15/2067 (b)(g)	EUR	9,900,000	13,824,763
6.375% due 11/15/2067 (b)		$4,100,000	4,036,557
General Electric Capital Corp., MTN
2.7456% due 08/15/2011 (b)		4,800,000	4,644,158
2.7675% due 01/05/2009 (b)		600,000	599,860
2.8875% due 01/20/2010 (b)		2,700,000	2,686,875
2.9369% due 10/26/2009 (b)		6,200,000	6,185,945
General Electric Capital Corp., Series A, MTN
2.92% due 12/15/2009 (b)		11,000,000	10,963,051

The accompanying notes are an integral part of the financial statements.
256

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
GMAC LLC
6.00% due 12/15/2011	$400,000	$321,898
Goldman Sachs Group, Inc.
2.6888% due 06/23/2009 (b)	1,700,000	1,683,388
5.625% due 01/15/2017	2,000,000	1,901,566
6.15% due 04/01/2018	8,300,000	8,211,705
6.25% due 09/01/2017	5,400,000	5,409,450
Goldman Sachs Group, Inc., MTN
2.6388% due 12/23/2008 (b)	400,000	398,683
2.80% due 11/16/2009 (b)	1,100,000	1,086,835
2.8056% due 11/10/2008 (b)	5,700,000	5,688,874
Goldman Sachs Group, Inc., Series B, MTN
2.6888% due 12/22/2008 (b)	5,900,000	5,873,397
3.25% due 07/23/2009 (b)	1,100,000	1,094,311
HBOS Treasury Services PLC, MTN
2.7559% due 07/17/2009 (b)(g)	3,900,000	3,897,832
International Lease Finance Corp., MTN
2.8581% due 05/24/2010 (b)	18,700,000	17,752,490
John Deere Capital Corp., MTN
2.7631% due 07/15/2008 (b)	2,400,000	2,399,794
JP Morgan Chase & Company
6.00% due 01/15/2018	2,300,000	2,275,597
JP Morgan Chase & Company, MTN
2.81% due 05/07/2010 (b)	3,900,000	3,856,772
JP Morgan Chase Bank NA, BKNT
6.00% due 10/01/2017	3,900,000	3,893,171
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036	400,000	347,355
KeyBank NA, BKNT
4.6819% due 06/02/2010 (b)	4,400,000	4,398,869
Korea Development Bank
2.8237% due 04/03/2010 (b)	9,900,000	9,873,537
Lehman Brothers Holdings, Inc., MTN
2.4325% due 11/24/2008 (b)	1,200,000	1,178,724
2.6487% due 12/23/2008 (b)	400,000	393,082
2.7738% due 04/03/2009 (b)	1,300,000	1,268,110
2.7775% due 08/21/2009 (b)	2,600,000	2,481,352
2.7781% due 05/25/2010 (b)	800,000	751,767
2.8088% due 12/23/2010 (b)	10,000,000	9,364,710
2.82% due 11/16/2009 (b)	4,100,000	3,926,730
6.875% due 05/02/2018	1,100,000	1,067,513
Longpoint Re, Ltd.
8.05% due 05/08/2010 (b)(g)	1,200,000	1,203,446
Merrill Lynch & Company, Inc.
6.40% due 08/28/2017	3,100,000	2,954,957
Merrill Lynch & Company, Inc., MTN
2.7681% due 08/14/2009 (b)	2,300,000	2,251,555
2.8075% due 05/08/2009 (b)	2,700,000	2,655,439
3.12% due 07/25/2011 (b)	3,200,000	2,996,442
6.05% due 08/15/2012	900,000	890,335
6.875% due 04/25/2018	7,600,000	7,450,257
Merrill Lynch & Company, Inc., Series B, MTN
2.9894% due 01/30/2009 (b)	3,200,000	3,153,466
Merrill Lynch & Company, Inc., Series C, MTN
2.615% due 06/16/2008 (b)	3,000,000	2,999,571
Morgan Stanley
6.25% due 08/28/2017	800,000	768,408
Morgan Stanley, MTN
2.4913% due 11/21/2008 (b)	1,900,000	1,893,428

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Morgan Stanley, MTN (continued)
2.8031% due 01/15/2010 (b)	$2,400,000	$2,341,908
4.7781% due 05/14/2010 (b)	5,000,000	5,042,985
Morgan Stanley, Series F, MTN
2.82% due 05/07/2009 (b)	2,900,000	2,870,565
Morgan Stanley, Series G, MTN
2.8444% due 02/09/2009 (b)	7,200,000	7,148,606
Mystic Re, Ltd.
12.6444% due 06/07/2011 (b)(g)	700,000	716,401
Salomon Brothers AG for OAO Gazprom
10.50% due 10/21/2009 (b)	900,000	979,380
SLM Corp., MTNA
3.06% due 07/27/2009 (b)	10,500,000	9,860,603
SMFG Preferred Capital
6.078% due 01/29/2049 (b)(g)	1,600,000	1,394,288
TNK-BP Finance SA
6.125% due 03/20/2012 (g)	500,000	483,750
Wells Fargo & Company
2.90% due 09/15/2009 (b)	3,900,000	3,889,334
ZFS Finance USA Trust IV
5.875% due 05/09/2032 (g)	1,100,000	1,000,692
		319,870,970

Food & Beverages - 0.29%
General Mills, Inc.
3.0375% due 01/22/2010 (b)	2,100,000	2,061,898
Kraft Foods, Inc.
6.125% due 02/01/2018	2,500,000	2,445,297
6.875% due 02/01/2038	1,100,000	1,069,287
		5,576,482

Gas & Pipeline Utilities - 0.14%
NGPL PipeCo LLC
6.514% due 12/15/2012 (g)	2,600,000	2,657,112

Insurance - 0.71%
MetLife, Inc.
6.40% due 12/15/2036 (b)	900,000	791,058
Metropolitan Life Global Funding I, MTN
2.7587% due 05/17/2010 (b)(g)	5,000,000	4,902,960
Monumental Global Funding, Ltd.
5.50% due 04/22/2013 (g)	1,900,000	1,891,598
Principal Life Income Funding Trusts, MTN
5.30% due 04/24/2013	2,200,000	2,193,499
5.55% due 04/27/2015	3,500,000	3,407,268
Residential Reinsurance 2007, Ltd., Series CL2
13.3256% due 06/07/2010 (b)(g)	600,000	604,174
		13,790,557

International Oil - 0.14%
Gaz Capital for Gazprom
6.212% due 11/22/2016 (g)	500,000	485,950
Transocean, Inc.
3.214% due 09/05/2008 (b)	2,300,000	2,296,350
		2,782,300

Manufacturing - 0.16%
Siemens Financieringsmaatschappij NV
2.7281% due 08/14/2009 (b)(g)	3,200,000	3,201,062

The accompanying notes are an integral part of the financial statements.
257

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Pharmaceuticals - 0.11%
AstraZeneca PLC
5.90% due 09/15/2017	$1,000,000	$1,023,055
6.45% due 09/15/2037	1,000,000	1,020,219
		2,043,274

Telecommunications Equipment &
Services - 0.30%
Verizon Communications, Inc.
2.7338% due 04/03/2009 (b)	5,900,000	5,886,194

Telephone - 0.51%
AT&T, Inc.
2.8844% due 02/05/2010 (b)	1,400,000	1,388,649
2.888% due 11/14/2008 (b)	1,600,000	1,599,433
BellSouth Corp.
2.7756% due 08/15/2008 (b)	3,800,000	3,796,831
Telecom Italia Capital SA
3.3438% due 07/18/2011 (b)	3,200,000	3,047,994
		9,832,907

Tobacco - 0.08%
Philip Morris International, Inc.
5.65% due 05/16/2018	1,600,000	1,565,456
TOTAL CORPORATE BONDS (Cost $579,745,472)		$568,320,042

MUNICIPAL BONDS - 1.23%

California - 0.64%
California State Various Purpose
5.00% due 11/01/2037	4,700,000	4,692,621
Los Angeles Unified School District, California,
Series A-1
4.50% due 07/01/2023	5,000,000	5,059,350
San Diego Tobacco Settlement Revenue Funding
Corp.
7.125% due 06/01/2032	1,600,000	1,493,056
Tobacco Securitization Authority South California
Tobacco Settlement, Series A1-SNR
5.125% due 06/01/2046	1,500,000	1,175,310
		12,420,337

Iowa - 0.06%
Tobacco Settlement Authority of Iowa, Tobacco
Settlement Revenue, Series A
6.50% due 06/01/2023	1,150,000	1,071,282

Nevada - 0.01%
Truckee Meadows Nevada Water Authority, Water
Revenue, Series A
5.00% due 07/01/2036 (j)	100,000	101,664

Pennsylvania - 0.23%
Pennsylvania Higher Educational Facilties
Authority, Facilities Authority Revenue
4.75% due 07/15/2035 (j)	4,500,000	4,515,975

West Virginia - 0.16%
Tobacco Settlement Finance Authority of West
Virginia, Tobacco Settlement Funded
7.467% due 06/01/2047	3,300,000	3,035,142

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)

Wisconsin - 0.13%
Badger Tobacco Asset Securitization Corp.
6.125% due 06/01/2027	$2,595,000	$2,581,662
TOTAL MUNICIPAL BONDS (Cost $23,491,376)		$23,726,062

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.64%
American Home Mortgage Investment Trust, Series
2004-4, Class 4A
4.39% due 02/25/2045	273,864	249,400
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-8, Class 2A1
5.066% due 11/25/2034 (b)	4,161,186	4,016,101
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-9, Class 22A1
4.7722% due 11/25/2034 (b)	1,333,902	1,306,192
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
5.7115% due 09/25/2035 (b)	1,262,046	1,060,281
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW18, Class A4
5.70% due 06/11/2050	4,300,000	4,227,474
Bear Stearns Mortgage Funding Trust, Series
2007-AR1, Class 2A1
4.8588% due 02/25/2037 (b)	3,741,318	3,295,607
Bear Stearns Structured Products, Inc., Series
2007-R7, Class A1
2.5925% due 01/25/2037 (b)(g)	4,355,064	4,311,513
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class 1A1
4.90% due 12/25/2035 (b)	1,186,193	1,127,511
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class A2A
4.70% due 12/25/2035	538,246	520,163
Countrywide Alternative Loan Trust,
Series 2005-81, Class A1
2.6725% due 02/25/2037 (b)	7,052,251	5,679,219
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-22, Class A3
4.7996% due 11/25/2034 (b)	2,621,773	2,507,386
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB9, Class 1A1
4.7217% due 02/20/2035 (b)	4,564,400	4,405,160
Countrywide Home Loans,
Series 2005-HYB9, Class 3A2A
5.25% due 02/20/2036 (b)	639,027	564,654
Credit-Based Asset Servicing and Securitization
LLC, Series 2007-SP1, Class A1
4.8788% due 12/25/2037 (b)(g)	5,494,889	5,277,670
CS First Boston Mortgage Securities Corp., Series
2005-C6, Class A1
4.938% due 12/15/2040	988,395	990,453
Deutsche ALT-A Securities Inc Alternate Loan
Trust, Series 2007-AR1, Class A3B
4.8588% due 01/25/2047 (b)	2,132,330	1,995,361
Federal Home Loan Mortgage Corp., REMICS,
Series 2007-3346, Class FA
2.7444% due 02/15/2019 (b)	15,937,741	15,582,882
Federal Home Loan Mortgage Corp., Series
2002-2539, Class TE
5.00% due 12/15/2026 (b)	2,143,476	2,148,015

The accompanying notes are an integral part of the financial statements.
258

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series
2007-3335, Class AF
2.6644% due 10/15/2020 (b)	$23,347,007	$23,043,821
Federal Home Loan Mortgage Corp., Series
2007-3335, Class BF
2.6644% due 07/15/2019 (b)	3,801,279	3,754,218
Federal Home Loan Mortgage Corp., Series 2637,
Class F
2.9144% due 06/15/2018 (b)	334,779	329,059
Federal Home Loan Mortgage Corp., Series 3036,
Class NA
5.00% due 07/15/2024	2,755,387	2,777,354
Federal Home Loan Mortgage Corp., Series 3149,
Class LF
2.8144% due 05/15/2036 (b)	1,730,889	1,699,567
Federal Home Loan Mortgage Corp., Series 3335,
Class FT
2.6644% due 08/15/2019 (b)	17,276,600	17,059,322
Federal Home Loan Mortgage Corp., Series T-63,
Class 1A1
5.276% due 02/25/2045 (b)	215,055	200,771
Federal National Mortgage Association, REMICS,
Series 2007-73, Class A1
2.4525% due 07/25/2037 (b)	4,092,260	4,047,118
Federal National Mortgage Association, Series
2003-21, Class M
5.00% due 02/25/2017 (b)	556,998	559,906
Federal National Mortgage Association, Series
2003-37, Class HY
5.00% due 12/25/2016 (b)	9,424,752	9,474,043
Federal National Mortgage Association, Series
2003-W6, Class F
2.7425% due 09/25/2042 (b)	1,997,547	1,920,809
Federal National Mortgage Association, Series
2005-120, Class NF
2.4925% due 01/25/2021 (b)	16,189,835	16,023,682
Federal National Mortgage Association, Series
2005-33, Class QA
5.00% due 06/25/2027	1,889,428	1,902,369
Federal National Mortgage Association, Series
2006-5, Class 3A2
4.6645% due 05/25/2035 (b)	495,668	487,939
Federal National Mortgage Association, Whole
Loan, Series 2003-W12, Class 2A5
4.50% due 06/25/2043 (b)	1,027,408	1,025,229
Greenpoint Mortgage Funding Trust, Series
2006-AR6, Class A1A
2.4725% due 10/25/2046 (b)	2,078,018	1,830,407
Greenpoint Mortgage Funding Trust, Series
2006-AR8, Class 1A1A
2.4725% due 01/25/2047 (b)	2,315,058	2,201,014
GS Mortgage Securities Corp II, Series 2007-EOP,
Class A1
2.8138% due 03/06/2020 (b)(g)	2,951,503	2,733,391
Indymac Index Mortgage Loan Trust, Series
2006-AR14, Class 1A1A
4.8788% due 11/25/2046 (b)	1,295,386	1,212,529
JP Morgan Chase Commercial Mortgage Security
Corp., Series 2006-LDP9, Class A3
5.336% due 05/15/2047	3,000,000	2,904,143

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JP Morgan Mortgage Trust, Series 2005-A1, Class
6T1
5.0254% due 02/25/2035 (b)	$1,952,710	$1,855,782
LB-UBS Commercial Mortgage Trust, Series
2002-C2, Class A2
4.904% due 06/15/2026	368,892	370,243
LB-UBS Commercial Mortgage Trust, Series
2005-C7, Class A1
4.99% due 11/15/2030	1,272,247	1,277,197
Mellon Residential Funding Corp., Series
2000-TBC3, Class A1
2.9544% due 12/15/2030 (b)	5,024,202	4,662,210
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 3A
3.3925% due 10/25/2035 (b)	594,663	539,037
Merrill Lynch Mortgage Investors, Inc., Series
2005-3, Class 4A
2.6425% due 11/25/2035 (b)	347,523	313,773
Merrill Lynch Mortgage Investors, Inc., Series
2005-A10, Class A
2.6025% due 02/25/2036 (b)	1,175,093	970,805
Morgan Stanley Capital I, Series 2007-XLFA, Class
A1
2.575% due 10/15/2020 (b)(g)	718,744	669,848
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A3
2.7475% due 07/19/2035 (b)	2,404,816	2,144,380
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR8, Class A1A
2.6725% due 02/25/2036 (b)	684,081	553,628
Structured Asset Mortgage Investments, Inc.,
Series 2007-AR2, Class 2A1
2.5225% due 03/25/2037 (b)	3,591,001	3,074,135
Thornburg Mortgage Securities Trust, Series
2006-5, Class A1
2.5125% due 09/25/2046 (b)	4,452,845	4,279,717
Thornburg Mortgage Securities Trust, Series
2006-6, Class A1
2.5025% due 12/26/2036 (b)	1,788,849	1,708,673
WaMu Mortgage Pass-Through Certificates, Series
2002-AR17, Class 1A
4.994% due 11/25/2042 (b)	275,694	256,797
Washington Mutual, Inc., Series 2001-7, Class A
5.272% due 05/25/2041 (b)	243,984	224,410
Washington Mutual, Inc., Series 2005-AR19, Class
A1A1
2.6625% due 12/25/2045 (b)	3,493,100	3,015,043
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-CC, Class A1
4.9451% due 01/25/2035 (b)	3,371,256	3,293,121
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR2, Class 2A1
4.95% due 03/25/2036 (b)	2,585,657	2,479,861
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $193,051,079)		$186,140,393

ASSET BACKED SECURITIES - 6.69%
ACE Securities Corp., Series 2006-ASP5, Class
A2A
2.4725% due 10/25/2036 (b)	998,582	986,790

The accompanying notes are an integral part of the financial statements.
259

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Argent Securities, Inc., Series 2006-M2, Class A2A
2.4425% due 09/25/2036 (b)	$540,043	$534,642
BA Credit Card Trust, Series 2008-A5, Class A5
4.095% due 12/16/2013 (b)	13,800,000	13,984,801
Bear Stearns Asset Backed Securities Inc., Series
2007-HE1, Class 21A1
4.925% due 01/25/2037 (b)	3,783,121	3,538,403
Bear Stearns Asset Backed Securities Trust,
Series 2007-HE5, Class 1A1
2.4825% due 05/25/2037 (b)	1,344,065	1,301,089
BNC Mortgage Loan Trust, Series 2007-2, Class A2
2.4925% due 05/25/2037 (b)	2,340,850	2,244,692
Carrington Mortgage Loan Trust, Series 2005-NC5,
Class A2
3.215% due 10/25/2035 (b)	2,064,896	1,560,934
Citicorp Residential Mortgage Securities Inc, Series
2006-1, Class A1
5.956% due 07/25/2036	2,871,441	2,858,035
Citigroup Commercial Mortgage Trust, Series
2006-FL2, Class A1
2.7859% due 10/01/2036 (b)(g)	152,635	142,865
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH4, Class A1
2.4425% due 11/25/2036 (b)	346,464	341,315
Commercial Mortgage Pass Through Certificates,
Series 1999-1, Class A2
6.455% due 05/15/2032	888,442	888,721
Countrywide Asset-Backed Certificates, Series
2006-15, Class A1
4.8988% due 10/25/2046 (b)	1,163,601	1,135,945
Countrywide Asset-Backed Certificates, Series
2006-16, Class 2A1
2.4425% due 10/25/2036 (b)	491,322	483,630
Countrywide Asset-Backed Certificates, Series
2006-17, Class 2A1
2.4425% due 03/25/2047 (b)	836,940	827,269
Countrywide Asset-Backed Certificates, Series
2006-18, Class 2A1
2.4425% due 03/25/2037 (b)	2,581,597	2,515,841
Countrywide Asset-Backed Certificates, Series
2006-19, Class 2A1
2.4525% due 03/25/2037 (b)	1,765,375	1,728,823
Countrywide Asset-Backed Certificates, Series
2007-1, Class 2A1
2.4425% due 07/25/2037 (b)	8,952,861	8,625,732
Daimler Chrysler Auto Trust, Series 2006-D, Class
A2
5.19% due 08/08/2009	1,769,914	1,770,647
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF15, Class A3
2.4525% due 11/25/2036 (b)	2,447,143	2,344,429
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF9, Class 2A1
2.4525% due 06/25/2036 (b)	4,226,879	4,131,124
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2007-FF1, Class A2A
2.4325% due 01/25/2038 (b)	3,554,760	3,425,657
First USA Credit Card Master Trust, Series 1998-6,
Class A
2.6575% due 04/18/2011 (b)	6,600,000	6,598,973

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Fremont Home Loan Trust, Series 2006-3, Class
2A1
4.8588% due 02/25/2037 (b)	$726,125	$709,312
GE Capital Commercial Mortgage Corp., Series
2002-3A, Class A1
4.229% due 12/10/2037 (b)	4,770,739	4,735,531
GSAMP Trust, Series 2006-FM2, Class A2A
2.4625% due 09/25/2036 (b)	1,181,106	1,159,408
GSAMP Trust, Series 2007-FM1, Class A2A
2.4625% due 12/25/2036 (b)	1,950,845	1,889,544
GSR Mortgage Loan Trust, Series 2005-AR7,
Class 6A1
5.2481% due 11/25/2035 (b)	3,037,481	2,878,382
GSR Mortgage Loan Trust, Series 2005-HEL1,
Class A2A
2.4925% due 11/25/2030 (b)	68,658	68,109
HFC Home Equity Loan Asset Backed Certificates,
Series 2005-1, Class A
2.7687% due 01/20/2034 (b)	2,645,475	2,340,022
HSBC Asset Loan Obligation, Series 2007-WF1,
Class A1
2.4525% due 12/25/2036 (b)	8,010,686	7,647,003
HSI Asset Securitization Corp. Trust, Series
2006-HE2, Class 2A1
2.4425% due 12/25/2036 (b)	975,945	932,859
JP Morgan Mortgage Acquisition Corp., Series
2006-HE3, Class A2
2.4625% due 11/25/2036 (b)	440,347	425,296
JP Morgan Mortgage Acquisition Corp., Series
2006-WMC3, Class A2
2.4425% due 08/25/2036 (b)	612,779	603,769
JP Morgan Mortgage Acquisition Corp., Series
2007-HE1, Class AV1
2.4525% due 04/01/2037 (b)	2,531,982	2,389,372
Lehman Brothers Floating Rate Commercial
Mortgage Trust, Series 2006-LLFA, Class A1
2.5944% due 09/15/2021 (b)(g)	309,241	291,956
Long Beach Mortgage Loan Trust, Series 2004-4,
Class 1A1
2.6725% due 10/25/2034 (b)	58,753	48,481
Master Asset Backed Securities Trust, Series
2007-HE1, Class A1
2.4725% due 05/25/2037 (b)	1,739,930	1,686,702
Morgan Stanley ABS Capital I, Series 2006-NC5,
Class A2A
2.4325% due 10/25/2036 (b)	704,231	692,735
Morgan Stanley ABS Capital I, Series 2007-HE1,
Class A2A
4.8388% due 11/25/2036 (b)	3,113,222	3,070,482
Option One Mortgage Loan Trust, Series 2007-1,
Class 2A1
2.4425% due 01/25/2037 (b)	2,059,815	2,005,397
Park Place Securities, Inc., Series 2004-MCW1,
Class A1
2.7045% due 10/25/2034 (b)	2,285,399	1,934,584
Residential Asset Mortgage Products, Inc., Series
2006-RZ4, Class A1A
2.4725% due 10/25/2036 (b)	1,730,264	1,670,817
Residential Asset Securities Corp., Series
2006-EMX9, Class 1A1
2.4625% due 11/25/2036 (b)	2,740,655	2,686,776

The accompanying notes are an integral part of the financial statements.
260

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Residential Asset Securities Corp., Series
2006-KS6, Class A1
2.4325% due 08/25/2036 (b)	$347,879	$345,370
Residential Asset Securities Corp., Series
2006-KS8, Class A1
2.4525% due 10/25/2036 (b)	2,472,159	2,434,323
Residential Asset Securities Corp., Series
2006-KS9, Class AI1
2.4625% due 11/25/2036 (b)	1,417,627	1,399,515
Saxon Asset Securities Trust, Series 2006-3, Class
A1
2.4525% due 11/25/2036 (b)	648,249	632,779
SBI Heloc Trust, Series 2006-1A, Class 1A2A
2.5625% due 08/25/2036 (b)(g)	962,297	923,955
Securitized Asset Backed Receivables LLC Trust,
Series 2007-HE1, Class A2A
2.4525% due 12/25/2036 (b)	2,791,375	2,612,307
Soundview Home Equity Loan Trust, Series
2006-EQ1, Class A1
2.4425% due 10/25/2036 (b)	761,833	749,396
Specialty Underwriting & Residential Finance,
Series 2007-BC1, Class A2A
2.4525% due 01/25/2038 (b)	3,641,574	3,561,830
Structured Asset Securities Corp., Series 2006-11,
Class A1
5.3817% due 12/31/2036 (b)(g)	1,845,640	1,724,474
Structured Asset Securities Corp., Series
2006-BC3, Class A2
4.8388% due 10/25/2036 (b)	1,899,336	1,755,550
Wachovia Bank Commercial Mortgage Trust,
Series 2006-WL7A, Class A1
2.6044% due 09/15/2021 (b)(g)	8,165,327	7,685,888
Wachovia Bank Commercial Mortgage Trust,
Series 2007-WHL8, Class A1
2.5944% due 06/15/2020 (b)(g)	3,821,541	3,529,193
TOTAL ASSET BACKED SECURITIES
(Cost $133,516,290)		$129,191,474

PREFERRED STOCKS - 3.25%

Banking - 3.23%
Bank of America Corp., 8.00% (i)	12,100,000	11,990,072
Wachovia Corp., 7.98% (i)	51,900,000	50,354,418
		62,344,490

Insurance - 0.02%
American International Group, Inc., 8.50% *	6,200	458,738
TOTAL PREFERRED STOCKS (Cost $64,725,666)		$62,803,228

TERM LOANS - 0.56%

Cable & Television - 0.10%
Cablevision Systems Corp.
4.34% due 02/24/2013 (b)	1,977,455	1,873,955

Financial Services - 0.37%
Chrysler Financial
9.00% due 08/03/2012 (b)	7,960,000	7,144,100

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Semiconductors - 0.09%
Sensata Technologies, Inc.
6.8963% due 04/27/2013 (b)	$1,979,849	$1,825,579
TOTAL TERM LOANS (Cost $11,478,805)		$10,843,634

OPTIONS - 0.18%

Call Options - 0.18%
Over The Counter European Style Call on
USD-LIBOR Rate Swaption
Expiration 12/15/2008 at $3.15 *	270,700,000	794,992
Expiration 12/15/2008 at $3.15 *	34,200,000	100,439
Expiration 02/02/2009 at $3.15 *	111,000,000	338,894
Expiration 08/03/2009 at $3.45 *	26,000,000	115,783
Expiration 08/03/2009 at $3.45 *	158,800,000	707,168
Expiration 08/03/2009 at $3.45 *	23,800,000	105,986
Expiration 02/02/2009 at $3.50 *	129,700,000	639,032
Expiration 07/02/2009 at $3.60 *	20,700,000	109,079
Expiration 08/03/2009 at $3.85 *	86,600,000	588,715
		3,500,088
TOTAL OPTIONS (Cost $8,747,592)		$3,500,088

REPURCHASE AGREEMENTS - 1.06%
Credit Suisse First Boston Tri-Party
Repurchase Agreement dated
05/30/2008 at 2.15% to be
repurchased at $15,002,688 on
06/02/2008, collateralized by
$14,695,000 U.S. Treasury Note.,
4.125% due 08/31/2012 (valued at
$15,386,773, including interest)	$15,000,000	$15,000,000
Repurchase Agreement with State Street
Corp. dated 05/30/2008 at 1.83% to be
repurchased at $5,408,825 on 06/02/2008,
collateralized by $5,175,000 Federal Home
Loan Mortgage Corp., 5.25% due
07/18/2011 (valued at $5,517,844,
including interest)	5,408,000	5,408,000
TOTAL REPURCHASE AGREEMENTS
(Cost $20,408,000)		$20,408,000

SHORT TERM INVESTMENTS - 4.20%
Bank of America Corp.
2.45% due 08/01/2008	$32,500,000	$32,365,080
Danske Corp.
2.495% due 07/21/2008	14,100,000	14,051,140
UBS Finance Delaware LLC
2.94% due 06/05/2008 to 06/06/2008	33,400,000	33,388,885
United States Treasury Bills
zero coupon due 06/26/2008 to
08/28/2008	1,250,000	1,245,179
TOTAL SHORT TERM INVESTMENTS
(Cost $81,050,284)		$81,050,284
Total Investments (Total Return Fund)
(Cost $2,451,381,289) - 125.27%		$2,418,691,928
Liabilities in Excess of Other Assets - (25.27)%		(487,909,379)
TOTAL NET ASSETS - 100.00%		$1,930,782,549

The accompanying notes are an integral part of the financial statements.
261

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 4.04%
Government National Mortgage Association
6.00%, TBA **	$8,300,000	$8,448,492
TOTAL GOVERNMENT NATIONAL
MORTGAGE
ASSOCIATION (Proceeds $8,485,453)		$8,448,492

U.S. TREASURY NOTES - 95.96%
U.S. Treasury Notes
3.125%, due 11/30/2009	11,200,000	$11,313,747
3.25%, due 12/31/2009	53,700,000	$54,358,684
2.125%, due 01/31/2010	18,200,000	$18,090,509
3.50%, due 02/15/2010	6,000,000	$6,099,846
2.00%, due 02/28/2010	12,400,000	$12,291,500
2.125%, due 04/30/2010	57,400,000	$56,884,318
2.875%, due 01/31/2013	12,000,000	$11,749,692
4.25%, due 08/15/2013	5,300,000	$5,504,135
4.50%, due 05/15/2017	23,500,000	$24,307,813
TOTAL U.S. TREASURY
NOTES (Proceeds $202,551,496)		$200,600,244
Total Securities Sold Short (Total Return Fund)
(Proceeds $211,036,950)		$209,048,736

U.S. Government Securities Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 3.46%

Treasury Inflation Protected
Securities (d) - 1.18%
2.00% due 01/15/2026	$623,807	$613,427
2.375% due 01/15/2027	1,672,477	1,739,637
		2,353,064
U.S. Treasury Bonds - 0.25%
7.125% due 02/15/2023	140,000	177,166
8.875% due 02/15/2019	230,000	319,646
		496,812
U.S. Treasury Notes - 2.03%
2.00% due 02/28/2010	90,000	89,142
4.00% due 08/31/2009	2,680,000	2,732,343
4.75% due 08/15/2017	400,000	420,938
4.875% due 10/31/2008	100,000	101,180
5.00% due 07/31/2008	700,000	703,445
		4,047,048
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $6,766,291)		$6,896,924

U.S. GOVERNMENT AGENCY OBLIGATIONS - 71.29%

Federal Home Loan Mortgage Corp. - 18.77%
5.00% due 08/01/2033 to 08/01/2035	31,617,726	30,611,522
5.00% TBA **	3,000,000	2,898,516
5.50% due 11/01/2035	886,889	882,247
5.879% due 01/01/2037	2,132,211	2,172,701

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp.
(continued)
6.00% due 10/01/2010 to 12/01/2028	$364,562	$373,207
6.50% due 12/01/2010	4,802	4,957
7.00% due 02/01/2011 to 06/01/2032	463,065	485,147
9.00% due 10/01/2017	5,613	6,076
9.50% due 08/01/2020	20,266	22,500
11.75% due 12/01/2013	854	907
12.00% due 07/01/2020	5,477	6,134
		37,463,914

Federal National Mortgage
Association - 51.95%
4.75% due 11/19/2012	4,520,000	4,660,897
5.00% due 12/01/2019	6,673,481	6,699,810
5.00% TBA **	21,200,000	20,481,567
5.166% due 02/17/2009 (b)	1,544,000	1,554,376
5.50% due 04/01/2018 to 08/01/2037	13,649,389	13,608,314
5.50% TBA **	39,300,000	39,207,885
5.756% due 08/01/2037 (b)	1,795,132	1,834,574
6.00% due 02/01/2037	5,622,538	5,709,512
6.00% TBA **	1,660,000	1,700,777
6.346% due 07/01/2037 (b)	2,236,573	2,304,565
6.50% due 02/01/2026 to 10/01/2037	4,483,441	4,641,448
7.00% due 07/01/2022 to 01/01/2034	610,343	644,136
7.50% due 09/01/2029 to 02/01/2031	110,408	116,692
8.00% due 06/01/2017 to 03/01/2033	264,129	281,201
8.50% due 02/01/2009 to 08/01/2019	90,672	99,170
8.75% due 08/01/2009 to 12/01/2009	6,520	6,616
9.00% due 05/01/2021	4,912	5,264
11.50% due 09/15/2013 to 09/01/2019	20,258	22,812
12.00% due 01/01/2013 to 04/01/2016	58,483	66,340
12.50% due 01/01/2013 to 09/01/2015	26,229	29,395
13.50% due 11/01/2014	13,095	14,765
		103,690,116

Government National Mortgage
Association - 0.57%
5.00% TBA **	500,000	487,500
6.50% due 02/15/2034 to 09/15/2034	334,487	347,710
7.50% due 03/15/2026 to 12/15/2027	144,849	154,385
8.50% due 06/15/2025	127,527	138,381
11.00% due 09/15/2015	587	670
		1,128,646
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $143,236,138)		$142,282,676

COLLATERALIZED MORTGAGE
OBLIGATIONS - 20.76%
American Home Mortgage Assets, Series 2006-3,
Class 3A12
2.5825% due 10/25/2046 (b)	1,096,370	861,876
American Home Mortgage Investment Trust, Series
2006-2, Class 1A1
2.4725% due 06/25/2046 (b)	456,740	447,767
Bear Stearns Alt-A Trust, Series 2004-11, Class 2A2
6.7811% due 11/25/2034 (b)	567,830	434,977
Bear Stearns Commercial Mortgage Securities,
Series 2005-PW10, Class A4
5.405% due 12/11/2040 (b)	360,000	356,046

The accompanying notes are an integral part of the financial statements.
262

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Structured Products Inc., Series
2007-R10, Class A1
5.1388% due 12/31/2037 (b)(g)	$1,685,178	$1,609,345
Bear Stearns Structured Products Inc., Series
2007-R11, Class A1A
6.0208% due 09/27/2037 (b)(g)	1,838,064	1,750,756
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306% due 12/10/2046 (b)	1,740,000	1,685,991
Countrywide Alternative Loan Trust, Series
2005-17, Class 2A1
2.6325% due 06/25/2035 (b)	442,481	361,310
Countrywide Alternative Loan Trust, Series
2005-59, Class 1A1
2.7225% due 11/20/2035 (b)	340,466	280,197
Countrywide Alternative Loan Trust, Series
2006-OA10, Class 4A1
2.5825% due 08/25/2046 (b)	1,251,962	980,674
Countrywide Alternative Loan Trust, Series
2006-OA11, Class A4
2.5825% due 09/25/2046 (b)	1,351,833	1,020,765
Countrywide Alternative Loan Trust, Series
2006-OA7, Class 3A1
2.6025% due 06/25/2046 (b)	831,904	682,686
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 1A1
2.6788% due 07/20/2046 (b)	1,302,755	1,011,791
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
2.6788% due 07/20/2046 (b)	1,350,180	1,004,288
Countrywide Alternative Loan Trust, Series
2006-OC2, Class 2A3
2.6825% due 02/25/2036 (b)	1,000,000	614,952
Countrywide Home Loans, Series 2006-OA5, Class
1A1
2.5925% due 04/25/2046 (b)	609,387	480,345
CS First Boston Mortgage Securities Corp, Series
2005-C5, Class A4
5.10% due 08/15/2038 (b)	1,010,000	982,598
Federal Home Loan Mortgage Corp.,
Series 2525, Class AM
4.50% due 04/15/2032	240,246	207,111
Federal Home Loan Mortgage Corp.,
Series 2686, Class QI
5.50% IO due 01/15/2023	40,351	11
Federal National Mortgage Association Whole
Loan, Series 2003-W12, Class 2A7
4.68% due 06/25/2043	5,000,000	4,928,399
Federal National Mortgage Association Whole
Loan, Series 2005-W3, Class 2AF
2.6125% due 03/25/2045 (b)	526,828	517,100
Federal National Mortgage Association Whole
Loan, Series 2003-W14, Class 2A
5.9581% due 01/25/2043 (b)	751,291	751,759
Harborview Mortgage Loan Trust, Series 2005-7,
Class 1A1
5.41% due 06/19/2045 (b)	473,101	374,415
Impac CMB Trust, Series 2004-5, Class 1A1
2.7525% due 10/25/2034 (b)	853,318	681,324

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Impac Secured Assets Corp., Series 2005-2,
Class A1
2.7125% due 03/25/2036 (b)	$933,345	$687,366
LB-UBS Commercial Mortgage Trust, Series
2006-C3, Class A4
5.661% due 03/15/2039 (b)	460,000	458,966
LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class A3
5.347% due 11/15/2038	1,950,000	1,896,258
Luminent Mortgage Trust, Series 2006-4, Class A1A
2.5825% due 05/25/2046 (b)	1,099,327	858,101
Master Adjustable Rate Mortgages Trust, Series
2004-15, Class 1A1
6.7542% due 12/25/2034 (b)	73,607	73,855
Master Adjustable Rate Mortgages Trust., Series
2007-3, Class 12A1
2.5925% due 05/25/2047 (b)	1,727,922	1,340,624
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.658% due 05/12/2039 (b)	750,000	751,410
Morgan Stanley Mortgage Loan Trust, Series
2006-8AR, Class 1A2
2.4625% due 06/25/2036 (b)	639,935	574,063
Novastar Mortgage-Backed Notes, Series
2006-MTA1, Class 2A1A
2.5825% due 09/25/2046 (b)	1,050,177	821,506
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A1
2.5725% due 07/25/2046 (b)	1,214,565	953,340
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR7, Class A1A
2.6025% due 08/25/2036 (b)	1,469,598	1,167,408
Thornburg Mortgage Securities Trust, Series
2005-3, Class A3
2.6525% due 10/25/2045 (b)	1,482,444	1,470,847
Thornburg Mortgage Securities Trust, Series
2005-4, Class A4
2.5925% due 12/25/2045 (b)	1,665,103	1,649,561
Thornburg Mortgage Securities Trust, Series
2006-3, Class A2
2.4975% due 05/25/2046 (b)	1,421,768	1,395,224
Thornburg Mortgage Securities Trust, Series
2006-3, Class A3
2.5025% due 06/25/2046 (b)	1,533,096	1,517,446
Thornburg Mortgage Securities Trust, Series
2007-4, Class 2A1
6.2164% due 09/25/2037 (b)	716,482	673,983
Thornburg Mortgage Securities Trust, Series
2007-4, Class 3A1
6.2143% due 09/25/2037 (b)	673,143	625,801
WaMu Mortgage Pass-Through Certificates, Series
2005-AR17, Class A1A1
2.6625% due 12/25/2045 (b)	851,176	703,105
Washington Mutual, Inc., Series 2005-AR13, Class
A1B3
2.7525% due 10/25/2045 (b)	576,679	394,044
Washington Mutual, Inc., Series 2005-AR8, Class
2A1A
2.6825% due 07/25/2045 (b)	825,556	678,176

The accompanying notes are an integral part of the financial statements.
263

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Zuni Mortgage Loan Trust, Series 2006-OA1,
Class A1
2.5225% due 08/25/2036 (b)	$764,340	$727,463
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $46,587,980)		$41,445,030

ASSET BACKED SECURITIES - 11.43%
ACE Securities Corp., Series 2006-GP1, Class A
2.5225% due 02/25/2031 (b)	855,222	788,876
ACE Securities Corp., Series 2006-SL3, Class A1
2.4925% due 06/25/2036 (b)	812,375	407,311
Aegis Asset Backed Securities Trust, Series
2004-2, Class A3
2.8725% due 06/25/2034 (b)	173,194	137,554
Amortizing Residential Collateral Trust, Series
2001-BC6, Class A
3.0925% due 10/25/2031 (b)	583,503	558,795
Bravo Mortgage Asset Trust, Series 2006-1A,
Class A1
2.5225% due 07/25/2036 (b)(g)	719,207	706,396
Countrywide Asset-Backed Certificates, Series
2002-BC2, Class A
2.9325% due 04/25/2032 (b)	319,466	313,535
Countrywide Home Equity Loan Trust, Series
2004-I, Class A
2.8044% due 02/15/2034 (b)	762,577	538,805
Countrywide Home Equity Loan Trust, Series
2005-E, Class 2A
2.7344% due 11/15/2035 (b)	285,417	229,722
Countrywide Home Equity Loan Trust, Series
2006-E, Class 2A
2.6544% due 07/15/2036 (b)	975,159	666,181
Countrywide Home Equity Loan Trust, Series
2006-RES, Class 4E1B
2.7744% due 06/15/2029 (b)(g)	859,639	482,833
Countrywide Home Equity Loan Trust, Series
2006-RES, Class 4F1B
2.7744% due 05/15/2034 (b)(g)	934,210	523,849
Countrywide Home Equity Loan Trust, Series
2007-GW, Class A
4.7863% due 08/15/2037 (b)	1,535,657	1,247,254
Credit Suisse Mortgage Capital Certificates, Series
2006-CF2, Class A1
2.6525% due 05/25/2036 (b)(g)	790,568	661,977
GMAC Mortgage Corp. Loan Trust, Series
2006-HE1, Class A
2.6025% due 11/25/2036 (b)	1,701,341	849,598
GSAA Home Equity Trust, Series 2005-5, Class A4
2.6625% due 02/25/2035 (b)	466,796	386,784
GSAMP Trust, Series 2006-S4, Class A1
2.4825% due 05/25/2036 (b)	611,321	324,425
IndyMac Seconds Asset Backed Trust, Series
2006-A, Class A
2.5225% due 06/25/2036 (b)	992,269	374,520
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB17, Class A4
5.429% due 12/12/2043	2,490,000	2,433,123
Long Beach Mortgage Loan Trust, Series 2005-3,
Class 2A2
2.6725% due 08/25/2045 (b)	707,185	687,906

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-H1, Class 2A1
3.8925% due 10/25/2037 (b)	$1,809,789	$1,446,418
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1, Class A1
2.4225% due 07/25/2036 (b)	203,019	202,266
Morgan Stanley Mortgage Loan Trust, Series
2006-4SL, Class A1
2.5425% due 03/25/2036 (b)	622,371	338,636
Nelnet Student Loan Trust, Series 2008-4, Class A4
4.0997% due 04/25/2024 (b)	320,000	304,600
SACO I Trust, Inc., Series 2006-6, Class A
2.5225% due 06/25/2036 (b)	910,702	314,411
SACO I Trust, Inc., Series 2006-7, Class A1
2.5225% due 07/25/2036 (b)	1,001,011	179,491
SLM Student Loan Trust, Series 2006-5, Class A2
2.91% due 07/25/2017 (b)	897,985	894,476
Structured Asset Securities Corp., Series
2006-ARS1, Class A1
2.5025% due 02/25/2036 (b)(g)	992,882	303,676
Truman Capital Mortgage Loan Trust, Series
2006-1, Class A
2.6525% due 03/25/2036 (b)(g)	1,105,734	552,867
Washington Mutual, Inc., Series 2007-HE3, Class
2A2
2.5625% due 05/25/2037 (b)	2,300,000	1,692,318
Washington Mutual, Inc., Series 2007-HE3, Class
2A4
2.6825% due 05/25/2037 (b)	1,200,000	629,909
Lehman XS Trust, Series 2006-2N, Class 1A1
2.6525% due 02/25/2046 (b)	1,115,353	867,611
Lehman XS Trust, Series 2006-GP3, Class 3A1A
2.4625% due 06/25/2046 (b)	970,746	894,088
Lehman XS Trust, Series 2006-GP4, Class 3A1A
2.4625% due 08/25/2046 (b)	1,049,017	954,453
RAAC Series, Series 2006-RP3, Class A
2.6625% due 05/25/2036 (b)(g)	1,056,711	922,787
TOTAL ASSET BACKED SECURITIES
(Cost $32,129,229)		$22,817,451

PREFERRED STOCKS - 0.51%

Financial Services - 0.51%
Federal Home Loan Mortgage Corp.,
Series Z, 8.375% *	23,775	596,752
Federal National Mortgage Association, 8.25% *	17,050	415,168
		1,011,920
TOTAL PREFERRED STOCKS (Cost $1,020,625)		$1,011,920

OPTIONS - 0.00%

Call Options - 0.00%
Purchased Call Option on U.S. Treasury Note 10
Yrs. Futures
Expiration 06/20/2008 at $116.50	25,000	1,172
TOTAL OPTIONS (Cost $14,969)		$1,172

The accompanying notes are an integral part of the financial statements.
264

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 24.55%
Merrill Lynch Tri-Party Repurchase
Agreement dated 05/30/2008 at
2.17% to be repurchased at
$49,008,861 on 6/2/2008,
collateralized by $50,106,000
Federal Home Loan Mortgage
Corp., 0% due 07/14/2008 (valued
at $49,980,000, including interest)	$49,000,000	$49,000,000
TOTAL REPURCHASE AGREEMENTS
(Cost $49,000,000)		$49,000,000

SHORT TERM INVESTMENTS - 0.39%
Federal National Mortgage Association Discount
Notes
zero coupon due 12/15/2008 ****	$792,000	$783,676
TOTAL SHORT TERM INVESTMENTS
(Cost $783,677)		$783,676
Total Investments (U.S. Government Securities Fund)
(Cost $279,538,909) - 132.39%		$264,238,849
Liabilities in Excess of Other Assets - (32.39)%		(64,647,029)
TOTAL NET ASSETS - 100.00%		$199,591,820

U.S. High Yield Bond Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 74.47%

Advertising - 0.93%
Lamar Media Corp.
6.625% due 08/15/2015	$1,925,000	$1,814,312
Lamar Media Corp., Series B
6.625% due 08/15/2015	75,000	70,688
Lamar Media Corp., Series C
6.625% due 08/15/2015	1,580,000	1,489,150
Sheridan Group, Inc.
10.25% due 08/15/2011	1,500,000	1,398,750
		4,772,900

Agriculture - 0.36%
Mosaic Company
7.375% due 12/01/2014 (g)	715,000	754,325
7.875% due 12/01/2016 (g)	1,003,000	1,088,255
		1,842,580

Air Travel - 0.05%
Continental Airlines, Inc., Series 00-1
8.499% due 05/01/2011	291,228	280,307

Auto Parts - 0.54%
Allison Transmission, Inc.
11.00% due 11/01/2015 (a)(g)	1,285,000	1,211,112
11.25% due 11/01/2015 (g)	1,725,000	1,569,750
		2,780,862

Auto Services - 1.52%
KAR Holdings, Inc.
8.75% due 05/01/2014	1,200,000	1,116,000

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Auto Services (continued)
KAR Holdings, Inc. (continued)
10.00% due 05/01/2015	$7,355,000	$6,693,050
		7,809,050

Automobiles - 1.47%
Ford Motor Company
7.45% due 07/16/2031	870,000	602,475
General Motors Corp.
7.375% due 05/23/2048	1,500,000	931,108
8.375% due 07/15/2033	1,710,000	1,171,350
Sonic Automotive, Inc., Series B
8.625% due 08/15/2013	3,058,000	2,966,260
United Auto Group, Inc.
7.75% due 12/15/2016	2,050,000	1,906,500
		7,577,693

Banking - 0.16%
Chevy Chase Bank
6.875% due 12/01/2013	900,000	840,375

Broadcasting - 1.49%
Barrington Broadcasting Group LLC
10.50% due 08/15/2014	4,400,000	3,850,000
Fisher Communications, Inc.
8.625% due 09/15/2014	3,375,000	3,476,250
Muzak Finance Corp.
13.00% due 03/15/2010	700,000	353,500
		7,679,750

Building Materials & Construction - 0.27%
Esco Corp.
6.675% due 12/15/2013 (b)(g)	625,000	575,000
8.625% due 12/15/2013 (g)	825,000	829,125
		1,404,125

Business Services - 4.02%
Affinity Group, Inc.
9.00% due 02/15/2012	900,000	830,250
10.875% due 02/15/2012	474,468	446,593
Cornell Companies, Inc.
10.75% due 07/01/2012	600,000	619,500
First Data Corp.
3.375% due 08/01/2008	950,000	945,250
9.875% due 09/24/2015 (g)	3,550,000	3,212,750
IKON Office Solutions, Inc.
6.75% due 12/01/2025	400,000	305,737
7.6975% due 01/01/2012 (b)(g)	600,000	600,000
7.75% due 09/15/2015	350,000	355,250
NCO Group, Inc.
11.875% due 11/15/2014	2,075,000	1,683,344
Rural/Metro Corp.
9.875% due 03/15/2015	1,900,000	1,691,000
SunGard Data Systems, Inc.
3.75% due 01/15/2009	125,000	122,969
4.875% due 01/15/2014	600,000	533,250
9.125% due 08/15/2013	365,000	375,950
10.25% due 08/15/2015	8,651,000	8,997,040
		20,718,883

The accompanying notes are an integral part of the financial statements.
265

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Cable & Television - 6.04%
Charter Communications Operating LLC
8.00% due 04/30/2012 (g)	$5,525,000	$5,414,500
8.375% due 04/30/2014 (g)	5,500,000	5,403,750
CSC Holdings, Inc.
6.75% due 04/15/2012	2,125,000	2,061,250
7.25% due 07/15/2008	600,000	600,000
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	250,000	250,000
8.125% due 08/15/2009	300,000	305,625
DirecTV Holdings LLC
6.375% due 06/15/2015	200,000	189,750
8.375% due 03/15/2013	8,275,000	8,543,937
Echostar DBS Corp.
6.375% due 10/01/2011	375,000	370,313
6.625% due 10/01/2014	500,000	471,250
7.125% due 02/01/2016	3,275,000	3,127,625
7.75% due 05/31/2015 (g)	1,350,000	1,343,250
Videotron Ltee.
6.375% due 12/15/2015	1,070,000	1,021,850
6.875% due 01/15/2014	1,740,000	1,718,250
9.125% due 04/15/2018 (g)	250,000	267,500
		31,088,850

Cellular Communications - 3.96%
Centennial Communications Corp.
8.125% due 02/01/2014	403,000	398,970
10.00% due 01/01/2013	3,575,000	3,575,000
Cricket Communications, Inc.
9.375% due 11/01/2014	1,930,000	1,862,450
9.875% due 11/01/2014 (g)	3,375,000	3,256,875
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	3,850,000	3,700,812
Rural Cellular Corp.
6.0756% due 06/01/2013 (b)	1,050,000	1,060,500
8.25% due 03/15/2012	3,825,000	3,958,875
9.875% due 02/01/2010	2,500,000	2,562,500
		20,375,982

Chemicals - 1.03%
American Pacific Corp.
9.00% due 02/01/2015	1,350,000	1,329,750
Huntsman International LLC
7.875% due 11/15/2014	475,000	508,250
Innophos Holdings, Inc.
9.50% due 04/15/2012 (g)	600,000	579,000
Innophos, Inc.
8.875% due 08/15/2014	2,850,000	2,907,000
		5,324,000

Commercial Services - 0.71%
Mac-Gray Corp.
7.625% due 08/15/2015	3,770,000	3,675,750

Computers & Business Equipment - 0.43%
Seagate Technology HDD Holdings
6.80% due 10/01/2016	2,350,000	2,229,563

Containers & Glass - 1.76%
Crown Holdings, Inc.
8.00% due 04/15/2023	5,015,000	4,689,025

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Containers & Glass (continued)
Graham Packaging Company
9.875% due 10/15/2014	$2,560,000	$2,380,800
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	1,200,000	1,242,000
Owens-Illinois, Inc.
7.80% due 05/15/2018	750,000	768,750
		9,080,575

Correctional Facilities - 1.02%
Corrections Corp. of America
6.25% due 03/15/2013	1,900,000	1,871,500
6.75% due 01/31/2014	1,335,000	1,331,662
Geo Group, Inc.
8.25% due 07/15/2013	2,000,000	2,050,000
		5,253,162

Crude Petroleum & Natural Gas - 3.87%
AmeriGas Partners LP
7.125% due 05/20/2016	2,100,000	2,037,000
7.25% due 05/20/2015	1,300,000	1,264,250
Calfrac Holdings LP
7.75% due 02/15/2015 (g)	2,925,000	2,822,625
Chesapeake Energy Corp.
6.375% due 06/15/2015	200,000	191,500
6.625% due 01/15/2016	1,000,000	970,000
6.875% due 01/15/2016	600,000	589,500
6.875% due 11/15/2020	2,000,000	1,902,500
7.25% due 12/15/2018	500,000	496,250
7.50% due 09/15/2013	800,000	814,000
7.50% due 06/15/2014	1,355,000	1,363,469
7.75% due 01/15/2015	140,000	145,075
Forest Oil Corp.
7.25% due 06/15/2019 (g)	325,000	319,312
Hilcorp Energy I LP
7.75% due 11/01/2015 (g)	4,030,000	3,939,325
SandRidge Energy, Inc.
8.00% due 06/01/2018 (g)	1,000,000	1,012,500
SandRidge Energy, Inc., PIK
8.625% due 04/01/2015 (g)	2,000,000	2,055,000
		19,922,306

Drugs & Health Care - 0.13%
Omnicare, Inc.
6.125% due 06/01/2013	750,000	690,000

Educational Services - 0.26%
Education Management Corp.
8.75% due 06/01/2014	1,375,000	1,323,437

Electrical Utilities - 0.38%
Ipalco Enterprises, Inc.
7.25% due 04/01/2016 (g)	950,000	950,000
Nevada Power Company, Series O
6.50% due 05/15/2018	975,000	993,027
		1,943,027

Electronics - 0.67%
L-3 Communications Corp.
5.875% due 01/15/2015	2,400,000	2,274,000
6.125% due 07/15/2013	7,000	6,790

The accompanying notes are an integral part of the financial statements.
266

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Electronics (continued)
L-3 Communications Corp., Series B
6.375% due 10/15/2015	$1,185,000	$1,142,044
		3,422,834

Energy - 2.40%
NRG Energy, Inc.
7.25% due 02/01/2014	550,000	539,000
7.375% due 02/01/2016	5,548,000	5,409,300
7.375% due 01/15/2017	6,550,000	6,402,625
		12,350,925

Financial Services - 5.69%
CIT Group, Inc.
5.65% due 02/13/2017	1,250,000	1,005,433
6.00% due 04/01/2036	1,600,000	1,264,474
El Paso Performance-Linked Trust
7.75% due 07/15/2011 (g)	850,000	874,378
Ford Motor Credit Company
7.00% due 10/01/2013	1,950,000	1,639,856
8.00% due 12/15/2016	6,350,000	5,330,977
General Motors Acceptance Corp.
6.75% due 12/01/2014	800,000	619,376
8.00% due 11/01/2031	3,115,000	2,386,342
LVB Acquisition Merger Sub, Inc.
11.625% due 10/15/2017 (g)	3,640,000	3,858,400
NSG Holdings, Inc.
7.75% due 12/15/2025 (g)	2,125,000	2,098,438
Nuveen Investments, Inc.
10.50% due 11/15/2015 (g)	8,085,000	7,599,900
Pinnacle Foods Finance LLC/Pinnacle Foods
Finance Corp
10.625% due 04/01/2017 (a)	1,225,000	1,053,500
TRAINS HY-2006 -1
7.39% due 05/01/2016 (g)	1,587,000	1,567,226
		29,298,300

Food & Beverages - 0.63%
Del Monte Corp.
8.625% due 12/15/2012	3,150,000	3,228,750

Funeral Services - 1.16%
Service Corp. International
6.75% due 04/01/2016	500,000	476,250
7.00% due 06/15/2017	2,300,000	2,231,000
7.50% due 04/01/2027	2,808,000	2,442,960
7.875% due 02/01/2013	850,000	845,750
		5,995,960

Gas & Pipeline Utilities - 4.26%
El Paso Corp.
6.875% due 06/15/2014	500,000	501,740
7.00% due 06/15/2017	2,950,000	2,960,257
7.25% due 06/01/2018	2,500,000	2,509,375
7.75% due 01/15/2032	3,275,000	3,293,337
MarkWest Energy Partners LP/ MarkWest Energy
Finance Corp.
8.75% due 04/15/2018 (g)	600,000	628,500
MarkWest Energy Partners LP/ MarkWest Energy
Finance Corp., Series B
8.50% due 07/15/2016	2,340,000	2,442,375

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Gas & Pipeline Utilities (continued)
Sabine Pass LNG LP
7.50% due 11/30/2016	$9,670,000	$8,835,962
Williams Companies, Inc.
4.6975% due 10/01/2010 (b)(g)	500,000	492,500
6.375% due 10/01/2010 (g)	250,000	256,250
		21,920,296

Healthcare Products - 0.62%
The Cooper Companies, Inc.
7.125% due 02/15/2015	3,325,000	3,183,687

Healthcare Services - 0.49%
Centene Corp.
7.25% due 04/01/2014	1,425,000	1,353,750
DaVita, Inc.
6.625% due 03/15/2013	350,000	340,375
Healthsouth Corp.
10.75% due 06/15/2016	750,000	802,500
		2,496,625

Hotels & Restaurants - 0.90%
Gaylord Entertainment Company
6.75% due 11/15/2014	23,000	20,700
O'Charleys, Inc.
9.00% due 11/01/2013	5,125,000	4,599,687
		4,620,387

Household Appliances - 0.66%
ALH Finance LLC
8.50% due 01/15/2013	3,650,000	3,421,875

Industrial Machinery - 0.81%
Altra Industrial Motion, Inc.
9.00% due 12/01/2011	1,325,000	1,338,250
Baldor Electric Company
8.625% due 02/15/2017	1,200,000	1,224,000
H&E Equipment Services, Inc.
8.375% due 07/15/2016	1,875,000	1,631,250
		4,193,500

Insurance - 0.32%
USI Holdings Corp.
9.75% due 05/15/2015 (g)	2,000,000	1,620,000

Leisure Time - 3.14%
AMC Entertainment, Inc., Series B
8.625% due 08/15/2012	2,182,000	2,258,370
Chukchansi Economic Development Authority
6.327% due 11/15/2012 (b)(g)	450,000	389,250
8.00% due 11/15/2013 (g)	2,192,000	1,928,960
Cinemark, Inc.
zero coupon, Step up to 9.75% on
03/15/2009 due 03/15/2014	425,000	403,750
MGM Mirage, Inc.
6.00% due 10/01/2009	1,600,000	1,590,000
8.50% due 09/15/2010	1,250,000	1,276,562
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	500,000	429,375
Penn National Gaming, Inc.
6.875% due 12/01/2011	1,850,000	1,813,000
River Rock Entertainment Authority
9.75% due 11/01/2011	1,085,000	1,106,700

The accompanying notes are an integral part of the financial statements.
267

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Leisure Time (continued)
San Pasqual Casino Development Group
8.00% due 09/15/2013 (g)	$1,915,000	$1,828,825
Speedway Motorsports, Inc.
6.75% due 06/01/2013	1,550,000	1,515,125
Wynn Las Vegas LLC
6.625% due 12/01/2014	1,675,000	1,616,375
		16,156,292

Liquor - 0.62%
Constellation Brands, Inc.
7.25% due 09/01/2016	2,950,000	2,935,250
7.25% due 05/15/2017	250,000	246,875
		3,182,125

Medical-Hospitals - 4.73%
Community Health Systems, Inc.
8.875% due 07/15/2015	5,660,000	5,836,875
HCA, Inc.
6.25% due 02/15/2013	20,000	18,000
7.875% due 02/01/2011	885,000	887,213
9.125% due 11/15/2014	600,000	627,000
9.25% due 11/15/2016	7,175,000	7,578,594
Multiplan, Inc.
10.375% due 04/15/2016 (g)	2,700,000	2,646,000
Sun Healthcare Group, Inc.
9.125% due 04/15/2015	2,225,000	2,247,250
Tenet Healthcare Corp.
6.375% due 12/01/2011	2,300,000	2,179,250
6.875% due 11/15/2031	657,000	487,822
United Surgical Partners International, Inc.
8.875% due 05/01/2017	1,900,000	1,862,000
		24,370,004

Mining - 0.93%
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015	1,450,000	1,537,000
8.375% due 04/01/2017	3,000,000	3,225,000
		4,762,000

Oil & Gas Drilling - 0.00%
National Oilwell Varco, Inc., Series B
6.125% due 08/15/2015	23,000	22,925

Paper - 0.62%
AbitibiBowater Inc
9.375% due 12/15/2021	1,025,000	615,000
Abitibi-Consolidated, Inc.
5.25% due 06/20/2008	450,000	447,750
6.00% due 06/20/2013	23,000	9,890
Bowater Canada Finance Corp.
7.95% due 11/15/2011	23,000	16,100
Georgia-Pacific Corp.
7.125% due 01/15/2017 (g)	705,000	696,188
Neenah Paper, Inc.
7.375% due 11/15/2014	800,000	716,000
P. H. Glatfelter Company
7.125% due 05/01/2016	725,000	711,406
		3,212,334

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Petroleum Services - 1.50%
Hilcorp Energy I LP/Hilcorp Finance Company
9.00% due 06/01/2016 (g)	$925,000	$959,688
Key Energy Services, Inc.
8.375% due 12/01/2014 (a)(g)	3,100,000	3,200,750
Swift Energy Company
7.125% due 06/01/2017	3,750,000	3,553,125
		7,713,563

Pharmaceuticals - 0.38%
Omnicare, Inc.
6.875% due 12/15/2015	2,095,000	1,943,113

Publishing - 0.65%
Nielsen Finance LLC
zero coupon, Step up to 12.50% on
08/01/2011 due 08/01/2016	4,000,000	2,900,000
10.00% due 08/01/2014	450,000	464,063
		3,364,063

Real Estate - 1.68%
BF Saul, REIT
7.50% due 03/01/2014	1,100,000	984,500
Host Marriott LP, REIT
7.125% due 11/01/2013	250,000	247,500
Host Marriott LP, Series M, REIT
7.00% due 08/15/2012	3,325,000	3,320,844
Host Marriott LP, Series Q, REIT
6.75% due 06/01/2016	4,200,000	4,074,000
		8,626,844

Retail - 1.28%
Ferrellgas Escrow LLC
6.75% due 05/01/2014	2,800,000	2,674,000
Rite Aid Corp, Series WI
9.50% due 06/15/2017	1,260,000	982,800
Suburban Propane Partners LP
6.875% due 12/15/2013	850,000	820,250
Susser Holdings LLC
10.625% due 12/15/2013 (g)	2,050,000	2,111,500
		6,588,550

Sanitary Services - 0.80%
Allied Waste North America, Inc.
6.50% due 11/15/2010	800,000	807,000
6.875% due 06/01/2017	1,500,000	1,451,250
Allied Waste North America, Inc., Series B
5.75% due 02/15/2011	300,000	293,625
7.125% due 05/15/2016	1,600,000	1,572,000
		4,123,875

Semiconductors - 0.31%
NXP BV/NXP Funding LLC
5.463% due 10/15/2013 (b)	1,755,000	1,605,825

Software - 0.47%
Open Solutions, Inc.
9.75% due 02/01/2015 (g)	2,900,000	2,392,500

Telecommunications Equipment &
Services - 2.01%
American Tower Corp.
7.00% due 10/15/2017 (g)	3,560,000	3,551,100

The accompanying notes are an integral part of the financial statements.
268

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Telecommunications Equipment &
Services (continued)
Citizens Communications Company
7.05% due 10/01/2046	$1,100,000	$781,000
Intelsat Bermuda, Ltd.
11.25% due 06/15/2016	3,737,000	3,811,740
Time Warner Telecom Holdings, Inc.
9.25% due 02/15/2014	2,125,000	2,199,375
		10,343,215

Telephone - 4.01%
Qwest Communications International, Inc.
7.25% due 02/15/2011	250,000	246,875
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	3,350,000	3,283,000
Qwest Corp.
6.05% due 06/15/2013 (b)	1,250,000	1,212,500
6.50% due 06/01/2017	1,250,000	1,159,375
7.50% due 06/15/2023	1,000,000	922,500
7.50% due 10/01/2014	500,000	497,500
7.625% due 06/15/2015	300,000	298,500
8.875% due 03/15/2012	1,850,000	1,937,875
Sprint Capital Corp.
8.75% due 03/15/2032	10,665,000	9,625,162
Valor Telecommunications Enterprise LLC
7.75% due 02/15/2015	1,450,000	1,483,785
		20,667,072

Tires & Rubber - 0.22%
American Tire Distributors Holdings, Inc.
10.75% due 04/01/2013	700,000	665,000
Goodyear Tire & Rubber Company
7.857% due 08/15/2011	475,000	486,875
		1,151,875

Tobacco - 0.46%
Reynolds American, Inc.
6.50% due 07/15/2010	250,000	255,000
7.625% due 06/01/2016	2,000,000	2,088,296
		2,343,296

Transportation - 1.54%
Gulfmark Offshore, Inc.
7.75% due 07/15/2014	3,225,000	3,289,500
Overseas Shipholding Group, Inc.
7.50% due 02/15/2024	3,195,000	2,955,375
Trailer Bridge, Inc.
9.25% due 11/15/2011	1,750,000	1,662,500
		7,907,375

Utility Service - 0.11%
PNM Resources, Inc.
9.25% due 05/15/2015	370,000	383,875
Public Service Company of New Mexico
7.95% due 05/15/2018	185,000	188,843
		572,718
TOTAL CORPORATE BONDS (Cost $393,005,394)		$383,415,880

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES - 0.21%
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031 (g)	$1,250,000	$1,089,138
TOTAL ASSET BACKED SECURITIES
(Cost $1,249,976)		$1,089,138

TERM LOANS - 17.22%

Auto Parts - 0.59%
Federal Mogul Corp., Tranche B
4.5278% due 12/27/2014	1,690,907	1,437,102
Federal Mogul Corp., Tranche C
4.7375% due 12/27/2015	1,309,093	1,112,729
Pep Boys - Manny, Moe & Jack
5.09% due 01/31/2013 (b)	242,244	230,131
Tire Rack Holdings, Inc.
4.434% due 06/24/2012	244,783	236,216
		3,016,178

Automobiles - 0.55%
CSK Automotive, Inc.
9.625% due 06/30/2012 (b)	492,547	482,696
Ford Motor Company, Tranche B
8.00% due 11/29/2013 (b)	644,356	557,046
General Motors Corp., Tranche B
7.0556% due 11/17/2013 (b)	1,997,481	1,779,975
		2,819,717

Broadcasting - 0.17%
Citadel Broadcasting Corp.
4.745% due 06/12/2014 (b)	1,000,000	858,750

Business Services - 1.05%
Coinmach Laundry Corp.
5.1806% due 12/19/2012 (b)	1,000,000	895,000
Education Management Corp., Tranche C
6.625% due 05/29/2011 (b)	963,409	888,446
Reynolds & Reynolds Company, Inc.
6.8425% due 10/24/2012 (b)	379,771	362,207
Reynolds & Reynolds Company, Inc.,Tranche 2
10.6981% due 10/01/2013 (b)	1,125,000	1,051,875
Reynolds & Reynolds Company, Inc.,Tranche 3
12.6981% due 04/01/2014 (b)	625,000	587,500
SunGard Data Systems, Inc., Tranche B1
5.1619% due 01/31/2013 (b)	1,707,184	1,609,260
		5,394,288

Cable & Television - 1.20%
Charter Communications Operating LLC, Tranche 3
7.6981% due 03/01/2014 (b)	750,000	624,997
Charter Communications Operating LLC, Tranche
B1
5.26% due 03/06/2014 (b)	748,125	663,961
CSC Holdings, Inc.
4.75% due 03/23/2013 (b)	3,197,557	3,030,197
Direct TV, Tranche C
5.25% due 04/13/2013	750,000	745,814
Gray TV
4.19% due 12/31/2014	750,000	669,997
Local TV Finance LLC
4.6806% due 05/07/2013	500,000	435,000
		6,169,966

The accompanying notes are an integral part of the financial statements.
269

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Cellular Communications - 0.20%
Crown Castle International Corp.
6.6875% due 03/05/2014 (b)	$1,113,100	$1,055,586

Chemicals - 0.45%
Arizona Chemical Company, Tranche 2
10.86% due 02/28/2014 (b)	250,000	170,000
Celanese Holdings LLC, Letter of Credit
7.0994% due 04/02/2014 (b)	1,077,500	1,027,213
Celanese Holdings LLC, Tranche B
2.8025% due 04/02/2014 (b)	166,667	158,889
Huntsman International LLC
4.875% due 04/19/2014 (b)	989,300	959,205
		2,315,307

Commercial Services - 0.13%
Safety-Kleen, Corp., Letter of Credit
3.125% due 07/27/2013 (b)	152,542	135,569
Safety-Kleen, Corp., Tranche B
5.625% due 07/27/2013 (b)	575,975	552,936
		688,505

Containers & Glass - 0.09%
Owens-Illinois, Inc.
4.6275% due 06/14/2013 (b)	489,770	478,750

Crude Petroleum & Natural Gas - 0.10%
Coffeyville Resources, Inc., Letter of Credit
4.6288% due 12/28/2010 (b)	129,730	125,513
Coffeyville Resources, Inc., Tranche D
7.9788% due 12/28/2013 (b)	420,981	407,299
		532,812

Electrical Utilities - 1.52%
Calpine Corp., Tranche B
7.61% due 03/29/2009 (b)	6,674,683	6,457,756
NSG Holdings
4.35% due 06/15/2014	182,459	168,774
NSG Holdings, Letter of Credit
4.35% due 06/15/2014	24,169	22,356
Texas Competitive Electric Holdings Company LLC
6.2623% due 10/10/2014 (b)	1,246,867	1,171,282
		7,820,168

Energy - 0.82%
Covanta Energy Corp., Letter of Credit
4.6025% due 02/02/2014 (b)	346,392	331,957
Covanta Energy Corp., Tranche B
4.625% due 02/02/2014 (b)	696,572	667,546
Longview Power LLC, Letter of Credit
5.00% due 02/28/2013	166,667	142,917
Longview Power LLC, Tranche B
5.625% due 02/28/2014	500,000	428,750
Longview Power LLC, Tranche Delayed Draw
4.9375% due 02/28/2014	583,333	500,208
NRG Energy, Inc.
6.9481% due 02/01/2013 (b)	1,500,064	1,443,542
NRG Energy, Inc., Tranche L
7.11% due 02/01/2013 (b)	732,624	705,019
		4,219,939

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Financial Services - 1.46%
Emdeon Business Services LLC, Tranche 1B
6.83% due 11/16/2013 (b)	$473,882	$441,895
Emdeon Business Services LLC, Tranche 2
9.83% due 05/16/2014 (b)	1,000,000	930,000
Linsco/Private Ledger Corp., Tranche B
8.762% due 06/27/2013 (b)	2,069,504	1,940,160
TD Ameritrade Holding Corp.
6.63% due 12/31/2012 (b)	1,000,000	977,750
TPF Generation Holdings LLC, Tranche 2
9.08% due 12/15/2014 (b)	800,000	706,800
VNU, Inc., Tranche B
5.3463% due 08/09/2013 (b)	1,907,966	1,788,374
Wimar Landco LLC, Tranche B
5.3719% due 07/03/2008 (b)	750,000	713,910
		7,498,889

Food & Beverages - 0.77%
Dean Foods Company, Tranche B
6.58% due 03/01/2014 (b)	1,485,000	1,414,967
Dole Foods Company, Tranche B
4.8855% due 04/12/2013	574,491	531,881
Dole Foods Company, Tranche C
4.835% due 04/12/2013	1,914,969	1,772,936
Dole Foods, Letter of Credit
2.58% due 04/12/2013	260,540	241,216
		3,961,000

Gas & Pipeline Utilities - 0.64%
Dynegy Holdings, Inc.
4.7606% due 04/02/2013 (b)	1,287,868	1,223,474
Dynegy Holdings, Inc., Tranche B
4.1806% due 04/02/2013	462,132	439,025
Energy Transfer Equity
4.5075% due 11/01/2012	1,250,000	1,211,563
Targa Resources, Letter of Credit
4.5713% due 10/05/2011 (b)	90,193	87,916
Targa Resources, Tranche B
4.6494% due 10/05/2012 (b)	363,854	354,666
		3,316,644

Healthcare Products - 0.04%
Fenwal, Inc., Tranche B
5.343% due 02/28/2014	212,143	183,769
Fenwal, Inc., Tranche Delayed Draw
5.335% due 02/28/2014	35,714	30,937
		214,706

Healthcare Services - 0.51%
Carestream Health, Inc., Tranche B
5.1219% due 04/30/2013 (b)	841,589	715,351
Carestream Health, Inc., Tranche B2
10.0813% due 10/30/2013 (b)	500,000	342,500
Healthsouth Corp., Tranche B
5.50% due 03/10/2013 (b)	929,276	879,615
Sun Healthcare Group, Inc.
4.6575% due 04/12/2014	547,426	507,738
Sun Healthcare Group, Inc., Letter of Credit
2.5963% due 04/12/2014	124,251	115,242

The accompanying notes are an integral part of the financial statements.
270

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Healthcare Services (continued)
Sun Healthcare Group, Inc., Tranche Delayed Draw
4.98% due 04/12/2014	$78,323	$72,645
		2,633,091

Hotels & Restaurants - 0.11%
Sagittarius Restaurants LLC
7.08% due 03/29/2013 (b)	745,665	581,618

Insurance - 0.37%
AmWINS Group, Inc.
5.56% due 06/07/2013	1,467,553	1,159,367
8.56% due 06/07/2014 (b)	500,000	285,000
Kepler Holdings, Ltd.
10.82% due 06/30/2009 (b)	500,000	470,000
		1,914,367

Leisure Time - 1.71%
BLB Wembley Holdings, Inc.
5.44% due 06/30/2011 (b)	681,511	460,020
Bombardier Recreational Products, Inc., Tranche B
6.46% due 06/26/2013 (b)	594,937	531,725
CCM Merger, Inc.
5.08% due 07/21/2012 (b)	746,165	701,395
Golden Nugget, Inc.
7.21% due 12/14/2014 (b)	750,000	525,000
Greek Town Holdings
7.4306% due 03/23/2014	767,649	669,693
Greektown Casino LLC, Tranche B
7.4306% due 12/03/2012	1,600,000	1,397,000
Greenwood Racing
5.38% due 11/14/2011 (b)	982,343	913,579
HMSC
8.1806% due 04/03/2014	550,000	261,250
HMSC, Tranche 1 Lien
4.9306% due 04/03/2014	400,000	252,000
Live Nation Worldwide
5.45% due 12/21/2013	500,000	462,500
National Cinemedia LLC
4.62% due 02/13/2015	312,000	288,522
Penn National Gaming, Inc.
4.88% due 05/26/2012 (b)	1,240,458	1,208,826
Regal Cinemas Corp.
4.1963% due 11/10/2010	250,000	236,250
Riviera Holding Corp.
5.13% due 06/08/2014 (b)	1,000,000	882,500
		8,790,260

Medical-Hospitals - 0.88%
Community Health Systems, Inc., Tranche B
5.335% due 06/30/2014 (b)	2,765,998	2,605,238
Community Health Systems, Inc., Tranche Delayed
Draw
4.9306% due 06/30/2014 (b)	141,462	133,241
HCA, Inc., Tranche B
7.60% due 11/01/2013 (b)	1,635,625	1,538,076
Health Management Associate, Inc.
4.4463% due 02/28/2014	250,000	232,083
		4,508,638

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Paper - 1.07%
Domtar Inc., Tranche B
4.175% due 03/02/2014 (b)	$500,781	$477,495
Georgia-Pacific Corp., Tranche B
6.8963% due 12/23/2012 (b)	2,920,912	2,757,341
Georgia-Pacific Corp., Tranche B2
6.8963% due 12/22/2012 (b)	2,421,856	2,286,232
		5,521,068

Railroads & Equipment - 0.43%
RailAmerica, Inc., Tranche T1
5.32% due 08/14/2008 (b)	2,250,000	2,205,000

Real Estate - 0.22%
Capital Automotive LP, REIT
4.58% due 12/16/2010 (b)	1,169,789	1,132,064

Retail - 0.61%
Toys R Us, Inc., Tranche B
6.1194% due 12/01/2008 (b)	3,250,000	3,118,375

Sanitary Services - 0.45%
Allied Waste North America, Inc.
3.93% due 03/28/2014 (b)	1,014,843	979,324
5.1206% due 03/28/2014 (b)	610,157	588,038
Waste Services, Inc., Tranche B
5.15% due 04/30/2011 (b)	783,418	773,626
		2,340,988

Semiconductors - 0.18%
Marvell Technology Group, Inc.
7.33% due 11/08/2009 (b)	984,375	945,000

Telecommunications Equipment &
Services - 0.22%
Level 3 Communications, Inc.
4.9675% due 03/01/2014 (b)	1,250,000	1,150,000

Tires & Rubber - 0.54%
Goodyear Tire & Rubber Company, Tranche 2
6.43% due 04/30/2014 (b)	2,950,000	2,755,801

Transportation - 0.14%
Oshkosh Truck Corp., Tranche B
4.76% due 12/06/2013 (b)	740,625	708,104
TOTAL TERM LOANS (Cost $92,606,135)		$88,665,579

REPURCHASE AGREEMENTS - 9.05%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.83% to be repurchased at
$46,609,107 on 06/02/2008,
collateralized by $46,435,000
Federal Home Loan Bank, 4.75%
due 04/24/2009 (valued at
$47,537,831, including interest)	$46,602,000	$46,602,000
TOTAL REPURCHASE AGREEMENTS
(Cost $46,602,000)		$46,602,000

The accompanying notes are an integral part of the financial statements.
271

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 0.60%
John Hancock Cash
Investment Trust, 2.5216% (c)(h)	$3,065,671	$3,065,671
TOTAL SHORT TERM INVESTMENTS
(Cost $3,065,671)		$3,065,671
Total Investments (U.S. High Yield Bond Fund)
(Cost $536,529,176) - 101.55%		$522,838,268
Liabilities in Excess of Other Assets - (1.55)%		(7,990,079)
TOTAL NET ASSETS - 100.00%		$514,848,189

U.S. Multi Sector Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.45%

Aerospace - 1.36%
General Dynamics Corp.	56,900	$5,243,335
Goodrich Corp.	9,000	583,290
Northrop Grumman Corp.	1,500	113,190
Raytheon Company	1,700	108,562
United Technologies Corp.	138,700	9,853,248
		15,901,625
Agriculture - 0.69%
Archer-Daniels-Midland Company	15,000	595,500
Monsanto Company	58,300	7,427,420
		8,022,920
Aluminum - 0.07%
Alcoa, Inc.	19,000	771,210

Apparel & Textiles - 0.37%
Coach, Inc. *	25,200	914,760
Liz Claiborne, Inc.	25,400	443,484
NIKE, Inc., Class B	30,000	2,051,100
VF Corp.	12,400	938,680
		4,348,024
Auto Parts - 0.16%
AutoZone, Inc. *	6,600	835,296
Johnson Controls, Inc.	31,900	1,086,514
		1,921,810
Auto Services - 0.02%
AutoNation, Inc. *	16,400	258,956

Automobiles - 0.22%
Ford Motor Company *	131,500	894,200
General Motors Corp.	18,300	312,930
PACCAR, Inc.	24,800	1,324,072
		2,531,202
Banking - 0.62%
Bank of America Corp.	140,900	4,792,009
BB&T Corp.	15,800	497,226
Comerica, Inc.	10,900	405,262
Fifth Third Bancorp	5,000	93,500
Hudson City Bancorp, Inc.	5,800	103,240
KeyCorp	4,400	85,668
National City Corp.	29,000	169,360

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
SunTrust Banks, Inc.	1,900	$99,199
U.S. Bancorp	29,500	979,105
Wachovia Corp.	3,800	90,440
		7,315,009
Biotechnology - 0.60%
Amgen, Inc. *	118,700	5,226,361
Biogen Idec, Inc. *	22,000	1,380,500
Genentech, Inc. *	1,700	120,479
Genzyme Corp. *	1,600	109,536
Invitrogen Corp. *	3,600	165,456
		7,002,332
Broadcasting - 0.04%
Discovery Holding Company *	8,300	217,377
Liberty Global, Inc., Class A *	7,200	258,120
		475,497
Building Materials & Construction - 0.01%
Masco Corp.	6,100	113,094

Business Services - 0.52%
Affiliated Computer Services, Inc., Class A *	5,300	287,260
Cadence Design Systems, Inc. *	14,000	162,680
Fiserv, Inc. *	49,200	2,576,112
Fluor Corp.	8,000	1,492,400
Jacobs Engineering Group, Inc. *	9,900	938,322
Manpower, Inc.	2,600	163,800
Moody's Corp.	2,900	107,532
NCR Corp. *	6,700	177,282
Total Systems Services, Inc.	7,200	176,544
		6,081,932
Chemicals - 0.26%
Air Products & Chemicals, Inc.	8,100	825,552
Celanese Corp., Series A	5,400	262,980
Dow Chemical Company	12,700	513,080
Lubrizol Corp.	3,200	179,520
Praxair, Inc.	13,900	1,321,334
		3,102,466
Computers & Business Equipment - 5.31%
Apple, Inc. *	50,700	9,569,625
Cisco Systems, Inc. *	992,300	26,514,256
Cognizant Technology Solutions Corp.,
Class A *	5,000	176,400
Dell, Inc. *	263,300	6,071,698
EMC Corp. *	127,900	2,230,576
Hewlett-Packard Company	28,100	1,322,386
International Business Machines Corp.	116,400	15,065,652
Juniper Networks, Inc. *	17,100	470,592
Lexmark International, Inc. *	12,000	442,320
Western Digital Corp. *	6,300	236,439
		62,099,944
Construction & Mining Equipment - 0.04%
Joy Global, Inc.	3,300	277,959
Rowan Companies, Inc.	3,700	163,355
		441,314

The accompanying notes are an integral part of the financial statements.
272

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Construction Materials - 0.03%
Martin Marietta Materials, Inc. (a)	1,800	$210,042
Sherwin-Williams Company	2,000	112,300
Trane, Inc.	1,400	64,988
		387,330
Containers & Glass - 0.06%
Owens-Illinois, Inc. *	12,800	732,416

Cosmetics & Toiletries - 3.64%
Avon Products, Inc.	43,100	1,683,486
Colgate-Palmolive Company	78,800	5,859,568
Estee Lauder Companies, Inc., Class A	26,700	1,270,920
Kimberly-Clark Corp.	90,600	5,780,280
Procter & Gamble Company	423,100	27,945,755
		42,540,009
Crude Petroleum & Natural Gas - 1.42%
Apache Corp.	29,500	3,954,770
Chesapeake Energy Corp.	4,600	251,942
Devon Energy Corp.	12,100	1,402,874
EOG Resources, Inc.	3,700	475,931
Hess Corp.	12,000	1,473,720
Marathon Oil Corp.	8,500	436,815
Occidental Petroleum Corp.	88,800	8,163,384
Sunoco, Inc.	5,700	253,479
XTO Energy, Inc.	2,500	159,050
		16,571,965
Domestic Oil - 0.04%
Denbury Resources, Inc. *	4,600	156,538
Frontier Oil Corp.	5,300	159,583
Helix Energy Solutions Group, Inc. *	3,400	131,342
		447,463
Drugs & Health Care - 0.61%
Wyeth	159,400	7,088,518

Educational Services - 0.51%
Apollo Group, Inc., Class A *	91,700	4,382,343
ITT Educational Services, Inc. * (a)	21,800	1,583,334
		5,965,677
Electrical Equipment - 0.07%
Emerson Electric Company	10,800	628,344
FLIR Systems, Inc. *	5,000	197,100
		825,444
Electrical Utilities - 0.13%
Exelon Corp.	200	17,600
PPL Corp.	3,800	194,978
Public Service Enterprise Group, Inc.	17,300	765,698
Reliant Energy, Inc. *	21,900	559,764
		1,538,040
Electronics - 0.31%
Arrow Electronics, Inc. *	9,400	288,204
Avnet, Inc. *	7,100	209,592
L-3 Communications Holdings, Inc.	29,200	3,135,788
		3,633,584
Energy - 0.04%
NRG Energy, Inc. *	11,400	474,126

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services - 1.11%
Blackrock, Inc.	1,200	$269,988
Charles Schwab Corp.	12,600	279,468
Citigroup, Inc.	304,700	6,669,883
Eaton Vance Corp.	9,400	399,970
Federal Home Loan Mortgage Corp.	4,600	116,932
Federal National Mortgage Association	82,200	2,221,044
Goldman Sachs Group, Inc.	1,800	317,538
Janus Capital Group, Inc.	13,500	391,500
Leucadia National Corp.	10,500	570,150
MasterCard, Inc., Class A	1,500	462,975
Merrill Lynch & Company, Inc.	3,300	144,936
Morgan Stanley	2,200	97,306
SEI Investments Company	19,500	470,340
State Street Corp.	1,500	108,030
T. Rowe Price Group, Inc.	4,600	266,432
Washington Mutual, Inc. (a)	24,300	219,186
		13,005,678
Food & Beverages - 8.89%
Campbell Soup Company	3,200	107,136
General Mills, Inc.	15,900	1,004,880
H.J. Heinz Company	5,300	264,523
Hansen Natural Corp. *	3,200	99,968
Kellogg Company	24,500	1,269,345
Kraft Foods, Inc., Class A	92,076	2,990,628
PepsiCo, Inc.	578,400	39,504,720
The Coca-Cola Company	989,500	56,658,770
Tyson Foods, Inc., Class A	20,900	393,756
William Wrigley, Jr. Company	21,800	1,681,434
		103,975,160
Gas & Pipeline Utilities - 0.31%
Transocean, Inc. *	24,500	3,679,655

Healthcare Products - 7.34%
Baxter International, Inc.	5,700	348,270
Intuitive Surgical, Inc. *	3,400	998,206
Johnson & Johnson	884,300	59,018,182
Medtronic, Inc.	178,200	9,029,394
Stryker Corp.	78,300	5,054,265
Zimmer Holdings, Inc. *	157,200	11,444,160
		85,892,477
Healthcare Services - 5.27%
Cardinal Health, Inc.	21,800	1,232,572
Coventry Health Care, Inc. *	76,000	3,498,280
Express Scripts, Inc. *	118,000	8,508,980
Health Net, Inc. *	3,200	99,200
McKesson Corp.	63,900	3,683,835
Medco Health Solutions, Inc. *	46,400	2,248,080
Quest Diagnostics, Inc.	5,500	277,255
UnitedHealth Group, Inc.	1,041,000	35,612,610
WellCare Health Plans, Inc. *	2,600	143,468
WellPoint, Inc. *	114,100	6,369,062
		61,673,342
Holdings Companies/Conglomerates - 0.06%
Textron, Inc.	11,400	713,070

The accompanying notes are an integral part of the financial statements.
273

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Homebuilders - 0.04%
Centex Corp.	5,900	$111,097
D.R. Horton, Inc.	9,000	114,390
Lennar Corp., Class A	5,800	97,904
Toll Brothers, Inc. *	7,500	158,025
		481,416
Hotels & Restaurants - 0.30%
McDonald's Corp.	44,900	2,663,468
Starbucks Corp. *	6,800	123,692
Wynn Resorts, Ltd. *	2,400	240,072
Yum! Brands, Inc.	12,000	476,400
		3,503,632
Household Products - 0.18%
Clorox Company	8,400	479,892
Energizer Holdings, Inc. *	20,000	1,631,800
		2,111,692
Industrial Machinery - 0.79%
Cameron International Corp. *	12,200	649,406
Caterpillar, Inc.	21,500	1,776,760
Cummins, Inc.	9,400	661,948
Deere & Company	42,500	3,456,950
Flowserve Corp.	2,400	332,448
FMC Technologies, Inc. *	4,500	323,325
Ingersoll-Rand Company, Ltd., Class A	13,300	585,732
ITT Corp.	1,700	112,200
Pall Corp.	6,500	265,265
Parker-Hannifin Corp.	11,900	1,007,573
The Manitowoc Company, Inc.	2,900	112,810
		9,284,417
Industrials - 0.03%
Fastenal Company (a)	6,800	336,192

Insurance - 2.05%
ACE, Ltd.	10,800	648,756
Aetna, Inc.	14,200	669,672
AFLAC, Inc.	33,800	2,268,994
Allstate Corp.	107,000	5,450,580
American International Group, Inc.	98,200	3,535,200
Aon Corp.	11,000	519,090
Brown & Brown, Inc.	33,600	654,192
Chubb Corp.	49,900	2,682,624
CIGNA Corp.	10,700	434,420
CNA Financial Corp.	4,000	121,560
First American Corp.	10,600	355,842
Hartford Financial Services Group, Inc.	7,000	497,490
Markel Corp. *	700	283,255
MBIA, Inc.	9,600	66,816
MetLife, Inc.	4,200	252,126
MGIC Investment Corp.	8,300	99,766
Old Republic International Corp.	20,975	315,674
Progressive Corp.	47,400	950,844
SAFECO Corp.	3,400	227,800
The Travelers Companies, Inc.	44,800	2,231,488
Torchmark Corp.	11,500	729,215
Transatlantic Holdings, Inc.	6,600	426,690
Unum Group	16,400	394,912

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
W.R. Berkley Corp.	4,300	$116,487
		23,933,493
International Oil - 11.82%
Anadarko Petroleum Corp.	28,600	2,144,142
Chevron Corp.	579,200	57,427,680
ConocoPhillips	101,400	9,440,340
Exxon Mobil Corp.	749,300	66,507,868
Murphy Oil Corp.	10,500	972,825
Noble Corp.	8,100	511,434
Weatherford International, Ltd. *	27,600	1,259,388
		138,263,677
Internet Content - 1.06%
Google, Inc., Class A *	21,200	12,418,960

Internet Retail - 1.37%
Amazon.com, Inc. *	30,700	2,505,734
eBay, Inc. *	428,100	12,847,281
Expedia, Inc. *	24,100	584,425
Priceline.com, Inc. * (a)	900	121,077
		16,058,517
Internet Software - 0.09%
McAfee, Inc. *	9,000	326,250
Salesforce.com, Inc. *	3,900	282,009
VeriSign, Inc. *	11,100	444,444
		1,052,703
Leisure Time - 0.06%
Carnival Corp.	6,100	244,366
MGM MIRAGE * (a)	10,379	510,751
		755,117
Liquor - 0.51%
Anheuser-Busch Companies, Inc.	104,100	5,981,586

Manufacturing - 2.55%
3M Company	261,500	20,281,940
Danaher Corp.	71,500	5,589,870
Eaton Corp.	1,900	183,692
Harley-Davidson, Inc.	21,300	885,441
Honeywell International, Inc.	25,700	1,532,234
Illinois Tool Works, Inc.	14,200	762,540
SPX Corp.	900	119,592
Tyco International, Ltd.	11,750	530,982
		29,886,291
Metal & Metal Products - 0.13%
Precision Castparts Corp.	8,000	966,400
Reliance Steel & Aluminum Company	3,400	231,098
Southern Copper Corp.	2,600	286,598
		1,484,096
Office Furnishings & Supplies - 0.00%
Office Depot, Inc. *	4,800	60,960

Paper - 0.01%
Temple-Inland, Inc.	7,400	107,818

Petroleum Services - 1.15%
Baker Hughes, Inc.	4,200	372,204
Diamond Offshore Drilling, Inc.	6,800	927,792

The accompanying notes are an integral part of the financial statements.
274

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Petroleum Services (continued)
Halliburton Company	20,100	$976,458
Oceaneering International, Inc. *	1,800	128,448
Schlumberger, Ltd.	75,000	7,584,750
Smith International, Inc.	12,000	947,040
Valero Energy Corp.	48,500	2,465,740
		13,402,432
Pharmaceuticals - 9.49%
Abbott Laboratories	213,000	12,002,550
AmerisourceBergen Corp.	9,800	405,034
Amylin Pharmaceuticals, Inc. *	4,000	127,080
Bristol-Myers Squibb Company	26,500	603,935
Eli Lilly & Company	291,700	14,042,438
Forest Laboratories, Inc. *	39,600	1,422,036
Gilead Sciences, Inc. *	36,600	2,024,712
King Pharmaceuticals, Inc. *	7,900	81,054
Merck & Company, Inc.	605,100	23,574,696
Pfizer, Inc.	2,901,400	56,171,104
Schering-Plough Corp.	28,100	573,240
		111,027,879
Publishing - 0.07%
Gannett Company, Inc.	26,900	774,989

Railroads & Equipment - 0.12%
CSX Corp.	7,900	545,574
Union Pacific Corp.	10,000	823,100
		1,368,674
Retail Grocery - 0.08%
Safeway, Inc.	3,600	114,732
SUPERVALU, Inc.	12,190	427,503
The Kroger Company	16,100	445,004
		987,239
Retail Trade - 9.64%
Abercrombie & Fitch Company, Class A	12,100	878,460
Advance Auto Parts, Inc.	2,900	116,870
American Eagle Outfitters, Inc.	15,700	286,054
Bed Bath & Beyond, Inc. *	31,400	1,000,404
Best Buy Company, Inc.	3,900	182,091
Chico's FAS, Inc. *	11,900	90,559
Costco Wholesale Corp.	13,200	941,424
CVS Caremark Corp.	16,000	684,640
Dollar Tree, Inc. *	3,600	132,840
Family Dollar Stores, Inc.	17,700	378,780
GameStop Corp., Class A *	7,000	347,200
Home Depot, Inc.	803,700	21,989,232
J.C. Penney Company, Inc.	2,600	104,624
Kohl's Corp. *	25,900	1,160,320
Lowe's Companies, Inc.	308,700	7,408,800
Ross Stores, Inc.	1,700	62,254
Sears Holdings Corp. * (a)	1,100	93,192
Staples, Inc.	35,600	834,820
Target Corp.	75,600	4,034,016
The Gap, Inc.	5,900	107,675
The TJX Companies, Inc.	9,000	288,540
Tiffany & Company	8,500	416,755
Walgreen Company	195,300	7,034,706

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Wal-Mart Stores, Inc.	1,113,400	$64,287,716
		112,861,972
Semiconductors - 0.41%
Analog Devices, Inc.	3,400	119,374
Cypress Semiconductor Corp. *	13,700	381,956
Intel Corp.	152,300	3,530,314
Intersil Corp., Class A	5,800	161,646
Texas Instruments, Inc.	17,200	558,656
		4,751,946
Software - 6.56%
Autodesk, Inc. *	2,900	119,364
Citrix Systems, Inc. *	29,800	1,020,054
Intuit, Inc. *	9,500	275,120
Microsoft Corp.	1,954,400	55,348,608
Oracle Corp. *	873,400	19,948,456
		76,711,602
Telecommunications Equipment &
Services - 2.39%
Corning, Inc.	32,600	891,284
QUALCOMM, Inc.	555,100	26,944,554
Tellabs, Inc. *	21,200	115,328
		27,951,166
Telephone - 2.56%
AT&T, Inc.	259,605	10,358,240
CenturyTel, Inc.	4,100	145,181
Verizon Communications, Inc.	505,400	19,442,738
		29,946,159
Tires & Rubber - 0.02%
Goodyear Tire & Rubber Company *	9,800	249,018

Tobacco - 2.40%
Altria Group, Inc.	493,300	10,980,858
Philip Morris International, Inc. *	293,000	15,429,380
UST, Inc.	30,200	1,667,946
		28,078,184
Transportation - 0.01%
C.H. Robinson Worldwide, Inc.	1,700	109,650

Trucking & Freight - 0.43%
FedEx Corp.	3,500	320,985
United Parcel Service, Inc., Class B	67,100	4,765,442
		5,086,427
TOTAL COMMON STOCKS (Cost $1,071,980,721)		$1,128,559,193

SHORT TERM INVESTMENTS - 0.26%
John Hancock Cash
Investment Trust, 2.5216% (c)(h)	$3,090,586	$3,090,586
TOTAL SHORT TERM INVESTMENTS
(Cost $3,090,586)		3,090,586

The accompanying notes are an integral part of the financial statements.
275

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 3.12%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.83% to be repurchased at
$36,558,574 on 06/02/2008,
collateralized by $37,285,000
Federal Home Loan Bank, 3.375%
due 06/24/2011 (valued at
$37,285,000, including interest)	$36,553,000	$36,553,000
TOTAL REPURCHASE AGREEMENTS
(Cost $36,553,000)		$36,553,000
Total Investments (U.S. Multi Sector Fund)
(Cost $1,111,624,307) - 99.83%		$1,168,202,779
Other Assets in Excess of Liabilities - 0.17%		1,943,221
TOTAL NET ASSETS - 100.00%		$1,170,146,000

Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.75%

Aerospace - 1.85%
Goodrich Corp.	6,670	$432,283

Automobiles - 1.70%
Tata Motors, Ltd., SADR	28,672	397,394

Banking - 4.07%
Hudson City Bancorp, Inc.	22,559	401,550
Northern Trust Corp.	7,214	548,264
		949,814
Biotechnology - 0.40%
Affymetrix, Inc. *	7,770	93,706

Business Services - 6.04%
Perot Systems Corp., Class A *	45,610	753,477
Pitney Bowes, Inc.	18,020	654,306
		1,407,783
Chemicals - 2.87%
Valspar Corp.	29,680	669,581

Computers & Business Equipment - 2.93%
Diebold, Inc.	17,310	683,053

Cosmetics & Toiletries - 5.70%
Estee Lauder Companies, Inc., Class A	17,010	809,676
International Flavors & Fragrances, Inc.	12,360	518,626
		1,328,302
Crude Petroleum & Natural Gas - 5.86%
Hess Corp.	5,980	734,404
Newfield Exploration Company *	10,010	633,032
		1,367,436
Educational Services - 1.41%
Apollo Group, Inc., Class A *	6,874	328,508

Electrical Utilities - 7.08%
American Electric Power Company, Inc.	15,430	653,152
DPL, Inc.	16,440	467,225

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Utilities (continued)
Wisconsin Energy Corp.	11,070	$531,803
		1,652,180
Electronics - 5.84%
Flextronics International, Ltd. *	61,131	654,713
Zebra Technologies Corp., Class A *	18,830	708,008
		1,362,721
Energy - 2.14%
NRG Energy, Inc. *	12,000	499,080

Financial Services - 6.02%
Capital One Financial Corp.	8,574	412,581
CIT Group, Inc.	32,575	325,750
Invesco, Ltd.	23,886	664,747
		1,403,078
Food & Beverages - 2.10%
ConAgra Foods, Inc.	20,730	488,813

Gas & Pipeline Utilities - 2.60%
El Paso Corp.	31,060	607,223

Healthcare Products - 3.71%
Beckman Coulter, Inc.	8,790	609,938
Owens & Minor, Inc.	5,370	254,968
		864,906
Healthcare Services - 3.34%
Healthsouth Corp. *	41,580	778,793

Household Products - 2.58%
Newell Rubbermaid, Inc.	29,960	601,597

Insurance - 8.57%
ACE, Ltd.	10,865	652,661
Allied World Assurance Holdings, Ltd.	2,712	123,667
Aspen Insurance Holdings, Ltd.	18,167	464,348
Marsh & McLennan Companies, Inc.	27,799	756,967
		1,997,643
Internet Retail - 1.36%
Orbitz Worldwide, Inc. *	40,811	316,693

Investment Companies - 1.23%
Market Vectors Gold Miners ETF *	6,250	287,625

Manufacturing - 3.52%
Harley-Davidson, Inc.	500	20,785
Pentair, Inc.	21,350	799,131
		819,916
Medical-Hospitals - 0.99%
Health Management Associates, Inc., Class A *	29,800	231,248

Office Furnishings & Supplies - 4.96%
Avery Dennison Corp.	11,700	603,486
Office Depot, Inc. *	43,580	553,466
		1,156,952
Paper - 3.38%
Domtar Corp. *	114,780	788,539

Retail Trade - 4.50%
Macy's, Inc.	21,100	499,437

The accompanying notes are an integral part of the financial statements.
276

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Rite Aid Corp. *	243,960	$548,910
		1,048,347
TOTAL COMMON STOCKS (Cost $22,182,670)		$22,563,214

SHORT TERM INVESTMENTS - 4.72%
Federal Home Loan Bank
zero coupon due 06/02/2008	$1,100,000	$1,099,942
TOTAL SHORT TERM INVESTMENTS
(Cost $1,099,942)		$1,099,942
Total Investments (Value Fund)
(Cost $23,282,612) - 101.47%		$23,663,156
Liabilities in Excess of Other Assets - (1.47)%		(342,244)
TOTAL NET ASSETS - 100.00%		$23,320,912

Value & Restructuring Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.39%

Aerospace - 2.42%
Empresa Brasileira de Aeronautica SA, ADR	180,473	$6,771,347
United Technologies Corp.	105,426	7,489,463
		14,260,810
Air Travel - 1.37%
Copa Holdings SA, Class A	143,085	4,789,055
Gol-Linhas Aereas Inteligentes SA (a)	213,636	3,281,449
		8,070,504
Auto Services - 0.50%
RSC Holdings, Inc. * (a)	249,400	2,937,932

Broadcasting - 0.70%
CBS Corp., Class B	190,930	4,120,269

Building Materials & Construction - 0.40%
Eagle Materials, Inc. (a)	65,207	2,337,671

Cable & Television - 0.71%
DISH Network Corp. *	118,695	4,167,381

Cellular Communications - 2.95%
America Movil SA de CV, Series L, ADR	290,679	17,373,884

Chemicals - 3.76%
Celanese Corp., Series A	218,085	10,620,739
Lanxess AG	104,222	4,700,535
PPG Industries, Inc.	108,560	6,842,537
		22,163,811
Coal - 7.95%
Alpha Natural Resources, Inc. *	204,726	16,722,020
CONSOL Energy, Inc.	245,956	23,995,467
Foundation Coal Holdings, Inc.	91,601	6,112,535
		46,830,022
Commercial Services - 0.81%
AerCap Holdings NV *	316,773	4,761,098

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment - 1.84%
International Business Machines Corp.	83,945	$10,865,001

Cosmetics & Toiletries - 1.22%
Avon Products, Inc.	183,365	7,162,237

Crude Petroleum & Natural Gas - 5.94%
Devon Energy Corp.	135,823	15,747,319
Noble Energy, Inc.	117,828	11,482,338
Pinnacle Gas Resources, Inc. * (g)	26,240	64,813
W&T Offshore, Inc.	137,578	7,671,349
		34,965,819
Electrical Utilities - 0.54%
Enel SpA	282,602	3,176,528

Energy - 0.48%
Rosetta Resources, Inc. * (g)	85,342	2,298,260
Rosetta Resources, Inc. *	20,008	538,816
		2,837,076
Financial Services - 7.40%
Apollo Investment Corp.	221,450	3,997,172
Capital One Financial Corp.	82,549	3,972,258
CIT Group, Inc. (a)	152,263	1,522,630
Invesco, Ltd.	300,815	8,371,681
JP Morgan Chase & Company	140,395	6,036,985
Lehman Brothers Holdings, Inc.	142,011	5,227,425
MCG Capital Corp. (a)	82,983	475,493
Morgan Stanley	178,730	7,905,228
PNC Financial Services Group, Inc.	93,949	6,036,223
		43,545,095
Food & Beverages - 0.78%
Dean Foods Company *	186,277	4,051,525
Vintage Wine Trust, Inc. (g)	88,261	529,566
		4,581,091
Furniture & Fixtures - 0.81%
Leggett & Platt, Inc.	249,696	4,769,194

Gas & Pipeline Utilities - 1.19%
El Paso Corp.	359,014	7,018,724

Healthcare Products - 1.10%
Baxter International, Inc.	105,993	6,476,172

Holdings Companies/Conglomerates - 1.64%
Loews Corp.	194,449	9,638,837

Homebuilders - 0.60%
Centex Corp.	188,936	3,557,665

Household Appliances - 1.76%
Black & Decker Corp.	160,218	10,366,105

Household Products - 0.78%
Newell Rubbermaid, Inc.	227,640	4,571,011

Industrial Machinery - 1.63%
AGCO Corp. *	158,649	9,587,159

Industrials - 0.65%
Aecom Technology Corp. *	118,352	3,812,118

Insurance - 4.01%
ACE, Ltd.	172,903	10,386,283

The accompanying notes are an integral part of the financial statements.
277

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
Castlepoint Holdings, Ltd. * (g)	72,452	$781,757
Castlepoint Holdings, Ltd.	68,753	741,845
Genworth Financial, Inc., Class A	163,171	3,606,079
MetLife, Inc.	118,068	7,087,622
Primus Guaranty, Ltd. *	218,031	992,041
		23,595,627
International Oil - 10.62%
Anadarko Petroleum Corp.	133,020	9,972,509
ConocoPhillips	163,813	15,250,990
Murphy Oil Corp.	83,285	7,716,355
Petroleo Brasileiro SA, ADR	420,001	29,610,071
		62,549,925
Manufacturing - 3.51%
Eaton Corp.	66,417	6,421,196
Rockwell Automation, Inc.	125,361	7,339,887
Tyco International, Ltd.	152,260	6,880,629
		20,641,712
Metal & Metal Products - 4.10%
Companhia Vale Do Rio Doce, ADR *	158,500	6,305,130
Southern Copper Corp. (a)	105,341	11,611,738
Sterlite Industries India, Ltd. *	281,735	6,237,613
		24,154,481
Mining - 2.74%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	87,339	10,105,996
Grupo Mexico SA	807,000	6,044,856
		16,150,852
Paper - 0.40%
Smurfit-Stone Container Corp. *	353,627	2,379,910

Petroleum Services - 3.39%
Hercules Offshore, Inc. *	237,744	8,064,276
PetroHawk Energy Corp. *	257,560	7,567,113
Petroplus Holdings AG *	70,362	4,327,373
		19,958,762
Pharmaceuticals - 1.70%
AmerisourceBergen Corp.	120,143	4,965,510
Bristol-Myers Squibb Company	222,661	5,074,444
		10,039,954
Railroads & Equipment - 2.79%
Union Pacific Corp.	199,534	16,423,644

Real Estate - 1.25%
DiamondRock Hospitality Company, REIT	296,450	4,064,330
Host Hotels & Resorts, Inc., REIT	169,102	2,906,863
JHSF Participacoes SA	74,464	415,240
		7,386,433
Retail Trade - 2.48%
J.C. Penney Company, Inc.	94,969	3,821,553
The TJX Companies, Inc.	209,993	6,732,376
United Rentals, Inc. *	196,233	4,040,437
		14,594,366

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Steel - 1.66%
Schnitzer Steel Industries, Inc.	97,650	$9,778,671

Telecommunications Equipment &
Services - 2.49%
CommScope, Inc. *	128,840	7,066,874
DataPath, Inc. * (g)	80,000	200,000
Nokia Oyj, SADR (a)	259,570	7,371,788
		14,638,662
Telephone - 3.65%
Harris Corp.	266,226	17,512,346
Windstream Corp.	297,144	3,963,901
		21,476,247
Tobacco - 1.84%
Loews Corp. - Carolina Group	149,654	10,857,398

Transportation - 0.40%
Arlington Tankers, Ltd. (a)	59,982	1,395,781
Omega Navigation Enterprises, Inc.	45,723	954,239
		2,350,020
Trucking & Freight - 1.43%
Ryder Systems, Inc.	114,525	8,409,571
TOTAL COMMON STOCKS (Cost $455,277,482)		$579,339,449

PREFERRED STOCKS - 0.79%
Chemicals - 0.31%
Celanese Corp., 4.25%	29,652	1,823,005

Financial Services - 0.48%
CIT Group, Inc., 7.75%	249,839	2,835,673
TOTAL PREFERRED STOCKS (Cost $5,858,422)		$4,658,678

SHORT TERM INVESTMENTS - 3.40%
John Hancock Cash
Investment Trust, 2.5216% (c)(h)	$20,024,178	$20,024,178
TOTAL SHORT TERM INVESTMENTS
(Cost $20,024,178)		$20,024,178

REPURCHASE AGREEMENTS - 1.16%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.83% to be repurchased at
$6,811,039 on 06/02/2008,
collateralized by $7,045,000
Federal Home Loan Bank, 5.648%
due 11/27/2037 (valued at
$6,948,131, including interest)	$6,810,000	$6,810,000
TOTAL REPURCHASE AGREEMENTS
(Cost $6,810,000)		$6,810,000
Total Investments (Value & Restructuring Fund)
(Cost $487,970,082) - 103.74%		$610,832,305
Liabilities in Excess of Other Assets - (3.74)%		(22,013,078)
TOTAL NET ASSETS - 100.00%		$588,819,227

The accompanying notes are an integral part of the financial statements.
278

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Vista Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.93%

Aerospace - 1.23%
Alliant Techsystems, Inc. *	3,648	$396,027
BE Aerospace, Inc. *	39,896	1,394,365
		1,790,392
Agriculture - 3.55%
Monsanto Company	31,100	3,962,140
The Mosaic Company *	9,400	1,178,008
		5,140,148
Apparel & Textiles - 2.50%
Coach, Inc. *	19,900	722,370
Deckers Outdoor Corp. *	5,000	683,600
Guess?, Inc.	14,300	583,869
Hanesbrands, Inc. *	19,700	650,100
Phillips-Van Heusen Corp.	21,700	985,831
		3,625,770
Auto Parts - 0.68%
ArvinMeritor, Inc.	65,600	982,032

Banking - 0.45%
Northern Trust Corp.	8,500	646,000

Biotechnology - 1.42%
Charles River Laboratories International, Inc. *	12,100	777,788
Invitrogen Corp. *	27,800	1,277,688
		2,055,476
Building Materials & Construction - 2.01%
Foster Wheeler, Ltd. *	38,256	2,913,960

Business Services - 0.89%
FTI Consulting, Inc. *	21,500	1,291,290

Cellular Communications - 2.56%
Metropcs Communications, Inc. *	33,000	700,920
NII Holdings, Inc. *	60,000	3,012,000
		3,712,920
Chemicals - 2.24%
Intrepid Potash, Inc. *	11,102	545,774
Syngenta AG	8,881	2,705,414
		3,251,188
Coal - 3.35%
Alpha Natural Resources, Inc. *	25,300	2,066,504
CONSOL Energy, Inc.	21,000	2,048,760
Foundation Coal Holdings, Inc.	11,000	734,030
		4,849,294
Computers & Business Equipment - 0.61%
Apple, Inc. *	4,700	887,125

Construction & Mining Equipment - 1.56%
Bucyrus International, Inc., Class A	32,000	2,264,960

Containers & Glass - 3.82%
Owens-Illinois, Inc. *	96,800	5,538,896

Crude Petroleum & Natural Gas - 3.72%
Patterson-UTI Energy, Inc.	56,600	1,781,768
Quicksilver Resources, Inc. *	27,300	994,539
Southwestern Energy Company *	30,300	1,343,502

Vista Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Crude Petroleum & Natural Gas
(continued)
Ultra Petroleum Corp. *	14,600	$1,269,762
		5,389,571
Diversified Financial Services - 0.70%
Credicorp, Ltd., ADR	12,100	1,009,866

Drugs & Health Care - 2.37%
BioMarin Pharmaceutical, Inc. *	46,700	1,782,539
CSL, Ltd.	27,100	1,030,907
Parexel International Corp. *	25,600	629,504
		3,442,950
Educational Services - 1.05%
DeVry, Inc.	14,500	827,225
ITT Educational Services, Inc. *	9,600	697,248
		1,524,473
Electrical Equipment - 1.41%
Molex, Inc.	22,600	629,184
Vestas Wind Systems AS *	10,300	1,417,875
		2,047,059
Electrical Utilities - 1.93%
Quanta Services, Inc. *	87,175	2,793,087

Electronics - 1.89%
Thermo Fisher Scientific, Inc. *	46,400	2,738,528

Energy - 2.93%
First Solar, Inc. *	6,400	1,712,256
JA Solar Holdings Company, Ltd. *	49,200	1,046,484
McDermott International, Inc. *	23,900	1,482,517
		4,241,257
Financial Services - 3.95%
Blackrock, Inc. (a)	6,500	1,462,435
FCStone Group, Inc. *	15,700	614,341
MasterCard, Inc., Class A	11,800	3,642,070
		5,718,846
Healthcare Products - 0.09%
Herbalife, Ltd.	3,490	134,505

Healthcare Services - 3.62%
Express Scripts, Inc. *	36,200	2,610,382
Medco Health Solutions, Inc. *	54,300	2,630,835
		5,241,217
Hotels & Restaurants - 0.45%
Panera Bread Company, Class A * (a)	12,600	654,444

Household Products - 0.23%
Tupperware Brands Corp.	8,700	333,210

Industrial Machinery - 5.72%
AGCO Corp. *	23,000	1,389,890
Dresser-Rand Group, Inc. *	35,140	1,416,845
Flowserve Corp.	39,600	5,485,392
		8,292,127
Industrials - 0.51%
Shaw Group, Inc. *	12,100	738,100

The accompanying notes are an integral part of the financial statements.
279

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Vista Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance - 1.83%
AFLAC, Inc.	39,600	$2,658,348

International Oil - 2.21%
Weatherford International, Ltd. *	70,200	3,203,226

Internet Retail - 1.46%
Mercadolibre, Inc. *	22,400	1,051,680
Priceline.com, Inc. * (a)	7,900	1,062,787
		2,114,467
Internet Software - 1.21%
McAfee, Inc. *	19,000	688,750
Salesforce.com, Inc. *	4,700	339,857
VeriSign, Inc. *	18,100	724,724
		1,753,331
Investment Companies - 2.45%
Midcap SPDR Trust, Series 1 (a)	22,100	3,549,702

Leisure Time - 0.23%
WMS Industries, Inc. *	9,050	335,212

Liquor - 0.50%
Central European Distribution Corp. *	10,200	727,872

Medical-Hospitals - 0.23%
Community Health Systems, Inc. *	9,300	335,079

Metal & Metal Products - 1.34%
Precision Castparts Corp.	9,245	1,116,796
Timminco, Ltd. *	26,900	825,735
		1,942,531
Mining - 1.59%
Agnico Eagle Mines, Ltd.	9,300	657,417
Cleveland-Cliffs, Inc.	15,500	1,653,850
		2,311,267
Petroleum Services - 2.24%
Helmerich & Payne, Inc.	13,600	852,040
PetroHawk Energy Corp. *	81,514	2,394,881
		3,246,921
Pharmaceuticals - 1.29%
Alexion Pharmaceuticals, Inc. *	23,700	1,690,995
Onyx Pharmaceuticals, Inc. * (a)	5,100	180,234
		1,871,229
Railroads & Equipment - 2.58%
CSX Corp.	26,100	1,802,466
Kansas City Southern *	22,200	1,109,112
Union Pacific Corp.	10,000	823,100
		3,734,678
Real Estate - 0.38%
Gafisa S.A., SADR	12,383	553,272

Retail Trade - 5.39%
Aeropostale, Inc. * (a)	19,700	688,318
AnnTaylor Stores Corp. *	26,900	736,522
Big Lots, Inc. *	33,300	1,034,298
Children's Place Retail Stores, Inc. *	20,900	719,378
Dollar Tree, Inc. *	24,856	917,187
GameStop Corp., Class A *	26,800	1,329,280
Ross Stores, Inc.	26,794	981,196

Vista Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Urban Outfitters, Inc. *	43,500	$1,400,265
		7,806,444
Semiconductors - 8.80%
Altera Corp.	58,300	1,349,062
American Superconductor Corp. *	6,319	222,934
Applied Materials, Inc.	33,900	671,559
Broadcom Corp., Class A *	37,000	1,061,530
Linear Technology Corp.	26,200	963,374
Marvell Technology Group, Ltd. *	39,000	677,040
MEMC Electronic Materials, Inc. *	41,600	2,856,256
Microsemi Corp. *	53,643	1,469,818
PMC-Sierra, Inc. *	128,400	1,092,684
Teradyne, Inc. *	96,400	1,324,536
Xilinx, Inc.	39,200	1,066,240
		12,755,033
Software - 1.39%
Activision, Inc. * (a)	59,600	2,011,500

Steel - 1.24%
Companhia Siderurgica Nacional SA, ADR (a)	14,900	732,633
Mechel Steel Group, ADR *	18,600	1,071,732
		1,804,365
Telecommunications Equipment &
Services - 2.67%
SBA Communications Corp. *	104,188	3,877,877

Toys, Amusements & Sporting Goods - 0.46%
Nintendo Company, Ltd.	1,200	660,216
TOTAL COMMON STOCKS (Cost $105,320,555)		$140,501,261

INVESTMENT COMPANIES - 0.47%

Investment Companies - 0.47%
iShares Russell Midcap Index Fund	6,600	687,060
TOTAL INVESTMENT COMPANIES (Cost $695,072)		$687,060

SHORT TERM INVESTMENTS - 5.90%
John Hancock Cash
Investment Trust, 2.5216% (c)(h)	$8,555,601	$8,555,601
TOTAL SHORT TERM INVESTMENTS
(Cost $8,555,601)		$8,555,601

The accompanying notes are an integral part of the financial statements.
280

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Vista Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.49%
Repurchase Agreement with State
Street Corp. dated 05/30/2008 at
1.83% to be repurchased at
$710,108 on 06/02/2008,
collateralized by $735,000 Federal
Home Loan Bank, 5.648% due
11/27/2037 (valued at $724,894,
including interest)	$710,000	$710,000
TOTAL REPURCHASE AGREEMENTS
(Cost $710,000)		$710,000
Total Investments (Vista Fund)
(Cost $115,281,228) - 103.79%		$150,453,922
Liabilities in Excess of Other Assets - (3.79)%		(5,498,447)
TOTAL NET ASSETS - 100.00%		$144,955,475

Footnotes

Percentages are stated as a percent of net assets.

Key to Currency Abbreviations
ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
COP	- Colombian Peso
CZK	- Czech Koruna
DKK	- Danish Krone
EGP	- Egyptian Pound
EUR	- European Currency
GBP	- British Pound
GRD	- Greek Drachma
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
INR	- Indian Rupee
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NGN	- Nigerian Naira
NZD	- New Zealand Dollar
NOK	- Norwegian Krone
PHP	- Philippines Peso
PLN	- Polish Zloty
RUB	- Russian Ruble
SEK	- Swedish Krona
SGD	- Singapore Dollar
THB	- Thai Baht
TRY	- Turkish Lira
TWD	- Taiwan Dollar
USD	- US Dollar
UYU	- Uruguayan Peso
ZAR	- South African Rand

Key to Security Abbreviations and Legend
ADR	- American Depositary Receipts
ADS	- American Depositary Shares
BKNT	- Bank Note
CDO	- Collateralized Debt Obligation
ESOP	- Employee Stock Ownership Program
EMTN	- European Medium Term Note
ETF	- Exchange Traded Fund
EWCO	- European Written Call Option
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note
GTD	- Guaranteed
IO	- Interest Only (Carries notional principal amount)
MTN	- Medium Term Note
NIM	- Net Interest Margin
NVDR	- Non Voting Depositary Receipts
OTC	- Over The Counter
PIK	- Paid In Kind
PO	- Principal Only
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
SBI	- Shares Beneficial Interest
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor's Depositary Receipts
TBA	- To Be Announced
TIPS	- Treasury Inflation Protected Security

^	Non-Income Producing, issuer is in bankruptcy and is in default of interest payments
*	Non-Income Producing
(a)	All or a portion of this security was out on loan
(b)	Floating Rate Note. Represents the rate at period end.
(c)	The underlying John Hancock Fund's subadviser is an affiliate of the Fund.
(d)	Principal amount of security is adjusted for inflation.
(e)	Security Fair Valued on May 31, 2008
(f)	The underlying fund's subadviser.
(g)	144A: Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	John Hancock Cash Investment Trust is managed by MFC Global
Investment Management (U.S.), LLC. The rate shown is the seven-day effective yield at period end.
(i)	Variable Rate Preferred
(j)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
**	Purchased on a forward commitment
****	At May 31, 2008, all or a portion of this security was segregated to cover margin requirements for open futures contracts.
Note:	For Global Bond Trust, Real Return Bond Trust, and Total Return Trust,
all securities have been segregated as collateral for securities sold short.

The accompanying notes are an integral part of the financial statements.
281

Notes to the Schedule of Investments (Unaudited)

1. Security Valuation The net asset value of the shares of each Fund is determined daily as of the close of the NYSE, normally at 4:00 p.m., Eastern Time. Investments held by the Fund in underlying affiliated funds are valued at their respective net asset values each business day. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (“JHCIT”), an affiliate of the John Hancock Adviser, LLC (“JHA”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC, are valued at their net asset value each business day. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. All other securities held by the Funds and by the underlying affiliated funds are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities sold short are valued at the closing asking price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that Funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Funds investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Funds that invest in securities in foreign markets that close prior to the NYSE, the Funds will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which Funds have significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for all Funds that invest in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value of such Funds will be recommended to the Trust’s Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of a Fund’s shares reflects the value of the Fund’s securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Investment Risk The Funds may invest a portion of their assets in securities of issuers that hold mortgage securities, including sub-prime mortgage securities. The value of these securities is sensitive to changes in economic conditions including delinquencies and/or defaults and may be adversely affected by shifts in the markets perception of the issuers and changes in interest rates.

New Accounting Pronouncements In September 2006, Financial Accounting Standards Board (FASB) Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of May 31, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the schedule of investments, however, additional disclosures regarding pricing sources will be required about the inputs used to develop the measurements of fair value.

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Repurchase Agreements Each Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Foreign Currency Transactions The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Certain Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Certain Funds invest in securities of issuers based in countries with emerging markets or economies and may, therefore, be subject to greater market risk than funds that invest principally in securities of issuers in more developed countries. Emerging markets securities may be more volatile and less liquid than securities of issuers in developed countries and may be subject to substantial currency fluctuations and affected by sudden economic, social and political developments in the emerging market country. The securities markets of emerging countries may have less government regulation and may be subject to less extensive accounting and financial reporting requirements than the securities markets of more developed countries. Emerging market countries may have currency controls or restrictions which may prevent or delay a Fund from taking money out of the country or may impose additional taxes on money removed from the country.

Options All Funds may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio), securities indices, currencies and futures contracts.

When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

When a Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If a Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Funds may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease a Fund/Portfolio’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

The following is a summary of written options outstanding as of May 31, 2008:

Option on Securities

			Expiration	Notional
Portfolio	Name of Issuer	Strike Price	Date	Amount	Premium	Value
Emerging Growth	Calls
	Superior Energy Services, Inc.	$ 55.00	Jun 2008	$ 5,200	$9,204	($7,800)
				5,200	$9,204	($7,800)

Options on Exchange-Traded Futures Contracts

Fund	Name of Issuer	Exercise Price	Expiration Date	Contracts	Premium	Value
Global Bond	Calls
	U.S. Treasury 10-Year Note Futures	$115.00	6/20/08	72	$27,945	($11,250)
				72	$27,945	($11,250)
	Puts
	U.S. Treasury 10-Year Note Futures	$111.50	6/20/08	70	$28,263	($38,281)
	U.S. Treasury 10-Year Note Futures	110.50	7/25/08	54	34,459	(37,125)
				124	$62,722	($75,406)

Real Return Bond	Calls
	U.S. Treasury 10-Year Note Futures	$116.00	Jun 2008	67	$47,989	($5,234)
	U.S. Treasury 10-Year Note Futures	116.00	Aug 2008	279	262,959	(143,859)
	U.S. Treasury 10-Year Note Futures	120.00	Aug 2008	67	76,254	(8,375)
	U.S. Treasury 10-Year Note Futures	117.00	Aug 2008	114	118,438	(40,969)
	U.S. Treasury 30-Year Bond Futures	119.00	Aug 2008	70	$85,071	(44,844)
	U.S. Treasury 30-Year Bond Futures	117.00	Aug 2008	70	73,106	(75,469)
				667	$663,817	($318,750)
	Puts
	U.S. Treasury 10-Year Futures	$112.00	Jun 2008	67	$22,864	($49,203)
	U.S. Treasury 10-Year Futures	111.00	Aug 2008	139	104,130	(154,203)
	U.S. Treasury 10-Year Futures	112.00	Aug 2008	69	75,296	(104,578)
				275	$202,290	($307,984)

Strategic Bond	Calls
	U.S. Treasury 10-Year Note Futures	$116.00	Aug 2008	67	$54,993	($34,547)
	U.S. Treasury 10-Year Note Futures	117.00	Aug 2008	18	14,535	(6,469)
	U.S. Treasury 10-Year Note Futures	116.50	Aug 2008	72	59,140	(31,500)
	U.S. Treasury 10-Year Note Futures	118.00	Aug 2008	99	82,989	(24,750)
	U.S. Treasury 30-Year Bond Futures	118.00	Aug 2008	30	35,475	(24,844)
				286	$247,132	($122,110)
	Puts
	90 Day Eurodollar Futures, American
	style	$96.25	Jun 2008	40	$20,288	($250)
	90 Day Eurodollar Futures, American
	style	96.125	Jun 2008	68	11,148	(425)
	90 Day Eurodollar Futures, American
	style	96.75	Jun 2008	28	6,685	(175)
	90 Day Eurodollar Futures, American
	style	97.25	Jun 2008	97	27,440	(8,488)
	90 Day Eurodollar Futures, American
	style	97.75	Jun 2008	110	42,813	(124,437)
	90 Day Eurodollar Futures, American
	style	95.50	Jun 2008	13	2,860	(81)
	90 Day Eurodollar Futures, American
	style	97.00	Sep 2008	21	4,358	(6,563)

	90 Day Eurodollar Futures, American
	style	97.75	Sep 2008	167	73,090	(256,762)
	Euro Currency Futures, American style	1,500.00	Jun 2008	206	362,558	(6,438)
	U.S. Treasury 10-Year Note Futures	112.00	Aug 2008	38	28,607	(57,594)
				788	$579,847	($461,213)

Total Return	Calls
	U.S. Treasury 10-Year Note Futures	$117.00	Aug 2008	342	$199,536	($122,906)
				342	$199,536	($122,906)
	Puts
	U.S. Treasury 10-Year Note Futures	$111.00	Aug 2008	342	$325,114	($379,406)
				342	$325,114	($379,406)

U.S. Government Securities	Puts
	U.S. Treasury 10-Year Note Futures	$113.50	Jun 2008	25	$15,500	($39,063)
				25	$15,500	($39,063)

Securities Lending The Funds may lend securities from time to time in order to earn additional income. The Funds retain beneficial ownership of the securities loaned and continue to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Funds receive collateral against the loaned securities and maintain collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the funds could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Funds receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

All Funds with the exception of Absolute Return Portfolio has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, “Morgan Stanley”), which permits the Funds to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Funds. The risk of having one primary borrower of securities (as opposed to several borrowers in an agency relationship) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Floating Rate Notes Issued in Conjunction with Securities Held Certain Portfolios may enter into transactions in which the Portfolios sell a fixed-rate bond to a broker for cash. At the same time, the Portfolios buy a residual interest in a trust’s (the ‘‘Trust’’) assets and cash flows set up by the broker, often referred to as an inverse floating rate obligation (‘‘Inverse Floater’’). The broker deposits a fixed-rate bond into the Trust with the same CUSIP number as the fixed-rate bond sold to the broker by the Portfolio, and which may have been, but is not required to be, the fixed-rate bond purchased from the Portfolio (the ‘‘Fixed-Rate Bond’’). The Trust also issues floating-rate notes (‘‘Floating-Rate Notes’’), which are sold to third parties. The Portfolios may enter into shortfall and forbearance agreements with the broker by which a Portfolio agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed-Rate Bond held by the Trust and the liquidation value of the Floating-Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by a Portfolio gives the Portfolio the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed-Rate Bond held by the Trust to the Portfolio, thereby collapsing the Trust. Pursuant to Financial Accounting Standards Statement No. 140 (‘‘FAS 140’’), the Portfolios account for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in their Portfolio of Investments, and accounts for the Floating-Rate Notes as a liability under the caption ‘‘payable for floating rate notes issued’’ in the Portfolios’ Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date.

The Portfolios’ investment policies and restrictions expressly permit investments in inverse floating rate securities. The Portfolios’ investment policies do not allow the Portfolios to borrow money for purposes of making investments. Fund management believes that the Portfolios’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FAS 140, which is distinct from legal borrowing of the Portfolios to which the restrictions apply. Inverse Floaters held by the Portfolio are securities exempt from registration under Rules 144A of the Securities Act of 1933.

Mortgage Dollar Rolls All Funds, with the exception of Absolute Return Portfolio, may enter into mortgage dollar rolls in which they sell debt securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed upon date. The Funds account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the forward price for the future purchase (often referred to as the “drop”) as well as the interest earned on the cash proceeds of the initial sale. A Fund may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. There can be no assurance that the Fund’s use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs.

Inflation-Indexed Bonds All Funds of the Trust with the exception of Absolute Return Portfolio, may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Short Sales Certain Funds may make short sales of securities. This means a Fund may sell a security that it does not own in anticipation of a decline in the market value of the security. The Fund generally borrows the security to deliver to the buyer in a short sale. The Fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The Fund must pay the lender interest on the security it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. Certain of the Funds may also make short sales “against the box.’’ In a short sale against the box, at the time of sale, the Fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a Fund closes its short position or replaces a borrowed security, the Fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Futures All Funds may purchase and sell financial futures contracts and options on those contracts. The Funds invest in contracts based on financial instruments, such as U.S. Treasury Bonds or Notes, or on securities indices, such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Funds.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Funds’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When a Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts at May 31, 2008:

					Unrealized
		Number of		Expiration	Appreciation
Fund	Open Contracts	Contracts	Position	Date	(Depreciation)

Absolute Return	S&P Mini 500 Index Futures	4	Long	Jun 2008	$17,834
	U.S. Treasury 10-Year Note Futures	1	Short	Jun 2008	1,524
					$19,358

All Cap Core	Russell 2000 Mini Index Futures	625	Long	Jun 2008	$4,394,939
	S&P 500 Index Futures	82	Long	Jun 2008	1,300,855
					$5,695,794

Global Bond	10-Year German Euro-BUND Futures	253	Long	Jun 2008	($1,942,089)
	10-Year Japan Government Bond Futures	21	Long	Jun 2008	(677,670)
	90-Day LIBOR Futures	50	Long	Sep 2008	(36,523)
	90-Day LIBOR Futures	84	Long	Dec 2008	(77,887)
	90-Day Sterling Futures	43	Long	Mar 2009	(45,784)
	Euribor Futures	197	Long	Jun 2008	(328,378)
	Euribor Futures	170	Long	Sep 2008	(345,967)
	Eurodollar Futures	57	Long	Sep 2008	2,138
	Eurodollar Futures	589	Long	Dec 2008	(542,613)
	Eurodollar Futures	299	Long	Sep 2009	(264,675)
	Eurodollar Futures	317	Long	Dec 2009	(986,663)
	Eurodollar Futures	453	Long	Mar 2010	(1,359,000)
	U.K. Treasury Bond Futures	1	Long	Sep 2008	(614)
	U.S. Treasury 10-Year Note Futures	2,223	Long	Sep 2008	(1,619,836)
	U.S. Treasury 30-Year Bond Futures	178	Long	Jun 2008	(352,172)
	2-Year German Euro-SCHATZ Futures	606	Short	Jun 2008	1,812,303
	2-Year German Euro-SCHATZ Futures	69	Short	Sep 2008	(1,073)
	5-Year German Euro-BOBL Futures	459	Short	Jun 2008	2,569,621
	10-Year Australia Treasury Bond Futures	84	Short	Jun 2008	260,953
	10-Year Canada Government Bond Futures	31	Short	Sep 2008	10,467
	90-Day LIBOR Futures	304	Short	Jun 2008	67,326
	90-Day LIBOR Futures	10	Short	Jun 2009	17,952
	90-Day LIBOR Futures	50	Short	Sep 2009	114,211
	Euribor Futures	121	Short	Mar 2009	587,626
	Euribor Futures	127	Short	Jun 2009	521,118
	Eurodollar Futures	61	Short	Mar 2009	154,025
	Eurodollar Futures	243	Short	Jun 2009	705,738
	MSE Bankers' Acceptance Futures	13	Short	Sep 2008	2,944
	MSE Bankers' Acceptance Futures	314	Short	Dec 2008	140,474
	U.S. Treasury 2-Year Note Futures	498	Short	Jun 2008	624,781
	U.S. Treasury 2-Year Note Futures	540	Short	Sep 2008	218,437
	U.S. Treasury 5-Year Note Futures	842	Short	Jun 2008	2,523,461
	U.S. Treasury 5-Year Note Futures	1,263	Short	Sep 2008	1,048,539
					$2,801,170

Index 500	S&P 500 Index Futures	86	Long	Jun 2008	($200,128)
					($200,128)

International Equity Index	All Share Index Futures	16	Long	Jun 2008	$15,022
	CAC 40 10 Euro Index Futures	30	Long	Jun 2008	195,766
	DAX Index Futures	5	Long	Jun 2008	96,423
	FTSE 100 Index Futures	16	Long	Jun 2008	130,461
	Hang Seng Stock Index Futures	3	Long	Jun 2008	3,489
	IBEX 35 Index Futures	3	Long	Jun 2008	(21,284)
	MSCI Taiwan Stock Index Futures	56	Long	Jun 2008	(5,251)
	OMX 30 Stock Index Futures	34	Long	Jun 2008	(5,741)
	S&P Canada 60 Index Futures	13	Long	Jun 2008	159,833
	Share Price Index 200 Futures	9	Long	Jun 2008	107,535
	Topix Index Futures	24	Long	Jun 2008	387,126
					$1,063,379

Investment Quality Bond	U.S. Treasury 10-Year Note Futures	122	Long	Sep 2008	$28,281
					$28,281

Mid Cap Index	S&P Mid Cap 400 Mini Index Futures	149	Long	Jun 2008	$334,838
					$334,838

Mid Cap Intersection	S&P Mid Cap 400 Mini Index Futures	14	Long	Jun 2008	$85,368
					$85,368

Real Return Bond	90-Day LIBOR Futures	170	Long	Jun 2008	($66,533)
	90-Day LIBOR Futures	159	Long	Sep 2008	(191,330)
	90-Day LIBOR Futures	195	Long	Dec 2008	(518,459)
	90-Day LIBOR Futures	80	Long	Jun 2009	(124,886)
	90-Day Sterling Futures	51	Long	Mar 2009	(87,736)
	Euribor Futures	33	Long	Jun 2008	(71,598)
	Euribor Futures	136	Long	Dec 2008	(269,767)
	Euribor Futures	102	Long	Mar 2009	(214,266)
	Euribor Futures	242	Long	Jun 2009	(735,739)
	Euribor Futures	62	Long	Sep 2009	(125,393)
	Euribor Futures	62	Long	Dec 2009	(94,045)
	Eurodollar Futures	717	Long	Mar 2009	1,894,675
	Eurodollar Futures	736	Long	Jun 2009	953,100
	Eurodollar Futures	784	Long	Sep 2009	1,113,375
	Eurodollar Futures	141	Long	Dec 2009	(136,425)
	Eurodollar Futures	124	Long	Mar 2010	(103,850)
	U.S. Treasury 10-Year Note Futures	987	Long	Sep 2008	(591,234)
	2-Year German Euro-SCHATZ Futures	85	Short	Sep 2008	(8,596)
	5-Year German Euro-BOBL Futures	33	Short	Jun 2008	31,317
	10-Year German Euro-BUND Futures	430	Short	Jun 2008	2,931,942
	10-Year Japan Government Bond Futures	3	Short	Jun 2008	147,885
	Euribor Futures	39	Short	Sep 2008	115,281
	U.K. Treasury Bond Futures	75	Short	Sep 2008	(57,941)
	U.S. Treasury 2-Year Note Futures	497	Short	Sep 2008	100,375
	U.S. Treasury 5-Year Note Futures	38	Short	Sep 2008	18,109
	U.S. Treasury 30-Year Bond Futures	457	Short	Jun 2008	1,713,766
	U.S. Treasury 30-Year Bond Futures	427	Short	Sep 2008	929,336
					$6,551,363

Small Cap	Russell 2000 Index Futures	22	Long	Jun 2008	$168,340
					$168,340

Small Cap Index	Russell 2000 Index Futures	46	Long	Jun 2008	$304,278
					$304,278

Spectrum Income	2-Year German Euro-SCHATZ Futures	48	Long	Jun 2008	($160,646)
	10-Year German Euro-BUND Futures	7	Long	Jun 2008	(70,242)
	U.K. Treasury Futures	3	Long	Sep 2008	(1,961)
	U.S. Treasury 5-Year Note Futures	44	Long	Sep 2008	(10,145)
	U.S. Treasury 10-Year Note Futures	26	Long	Sep 2008	(6,198)
	U.S. Treasury 30-Year Bond Futures	17	Long	Sep 2008	(4,451)
	10-Year Canada Government Bond Futures	32	Short	Sep 2008	10,893
	U.S. Treasury 5-Year Note Futures	37	Short	Sep 2008	8,235
	U.S. Treasury 10-Year Note Futures	62	Short	Sep 2008	6,014
					($228,501)

Strategic Bond	10-Year German Euro-BUND Futures	541	Long	Jun 2008	($4,555,849)
	90-Day Sterling Futures	23	Long	Mar 2009	(9,420)
	Canadian Dollar Futures	51	Long	Jun 2008	-
	Euribor Futures	62	Long	Jun 2008	(129,493)
	Eurodollar Futures	90	Long	Jun 2008	11,700
	Eurodollar Futures	221	Long	Sep 2008	(179,093)
	Eurodollar Futures	84	Long	Mar 2009	(47,945)
	Eurodollar Futures	106	Long	Jun 2009	(339,743)
	U.K. Treasury Bond Futures	16	Long	Sep 2008	(18,078)
	U.S. Treasury 5-Year Note Futures	412	Long	Sep 2008	(424,310)
	U.S. Treasury 10-Year Note Futures	18	Long	Jun 2008	(36,934)
	U.S. Treasury 30-Year Bond Futures	38	Long	Sep 2008	(37,557)
	Australian Dollar Futures	15	Short	Jun 2008	(61,800)
	British Pound Futures	31	Short	Jun 2008	17,476
	Euro Currency Futures	84	Short	Jun 2008	(273,951)
	Eurodollar Futures	3	Short	Dec 2008	5,498
	Eurodollar Futures	7	Short	Sep 2009	13,178
	Japanese Yen Futures	27	Short	Jun 2008	61,465
	U.S. Treasury 10-Year Note Futures	307	Short	Sep 2008	529,567
					($5,475,289)

Total Return	90-Day LIBOR Futures	999	Long	Jun 2008	($581,433)
	90-Day LIBOR Futures	652	Long	Sep 2008	(534,846)
	90-Day LIBOR Futures	325	Long	Dec 2008	(470,041)
	90-Day LIBOR Futures	126	Long	Jun 2009	(77,303)
	90-Day LIBOR Futures	37	Long	Dec 2009	(96,668)
	90-Day Sterling Futures	271	Long	Mar 2009	(32,103)
	Euribor Futures	92	Long	Jun 2008	(2,684)
	Eurodollar Futures	517	Long	Jun 2008	1,976,444
	Eurodollar Futures	68	Long	Sep 2008	2,550
	Eurodollar Futures	2,021	Long	Dec 2008	8,094,338
	Eurodollar Futures	1,392	Long	Mar 2009	2,785,538
	Eurodollar Futures	528	Long	Jun 2009	(770,913)
	Eurodollar Futures	545	Long	Sep 2009	(875,300)
	Eurodollar Futures	499	Long	Dec 2009	(800,163)
	Eurodollar Futures	357	Long	Mar 2010	(467,425)
	U.S. Treasury 10-Year Note Futures	696	Long	Sep 2008	(178,188)

	2-Year German Euro-SCHATZ Futures	75	Short	Sep 2008	(7,584)
					$7,964,219

U.S. Government Securities	Eurodollar Futures	91	Long	Dec 2008	($26,393)
	Eurodollar Futures	114	Long	Sep 2009	(133,145)
	U.S. Treasury 2-Year Note Futures	145	Long	Sep 2008	(87,506)
	U.S. Treasury 5-Year Note Futures	486	Long	Sep 2008	(445,477)
	U.S. Treasury 10-Year Note Futures	143	Short	Sep 2008	230,637
	U.S. Treasury 30-Year Bond Futures	10	Short	Sep 2008	16,200
					($445,684)

U.S. Multi Sector	S&P Mini 500 Index Futures	340	Long	Sep 2008	$89,900
					$89,900

Swap Contracts All Funds may enter into may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability on the Statements of Assets and Liabilities and are recorded as a realized gain or loss on the termination date. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument.

Certain Funds hold interest rate swap agreements which involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. The funds may enter into an interest rate swap in order to manage its exposure to interest and foreign exchange rate fluctuations.

Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a ”guarantor“ receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain Funds may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value.

In a currency swap, a Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies. The Funds had no cross currency swap contracts open at May 31, 2008.

The Funds had the following interest rate swap contracts open at May 31, 2008:

					Unrealized
		Payments Received	Termination	Upfront Payments	Appreciation
Currency	Payments Made by Fund	by Fund	Date	Made (Received)	(Depreciation)	Value

USD	Fixed 5.000%	3 Month LIBOR	Jun 2018	($158,796)	$56,071	($102,725)
USD	Fixed 5.000%	3 Month LIBOR	Jun 2038	(242,704)	430,716	188,012
JPY	6 Month LIBOR	Fixed 1.000%	Mar 2009	(28,514)	(106,470)	(134,984)
EUR	6 Month EURIBOR	Fixed 4.000%	Sep 2009	(235,127)	(625,885)	(861,012)
GBP	6 Month LIBOR	Fixed 5.000%	Mar 2010	(163,945)	(390,160)	(554,105)
USD	3 Month LIBOR	Fixed 4.000%	Jun 2010	313,442	(233,127)	80,315
GBP	6 Month LIBOR	Fixed 5.000%	Sep 2010	(4,606)	(39,358)	(43,964)
GBP	6 Month LIBOR	Fixed 5.000%	Sep 2015	(11,459)	(183,924)	(195,383)
USD	Fixed 5.000%	3 Month LIBOR	Dec 2015	1,540,250	(627,462)	912,788
GBP	Fixed 4.500%	6 Month LIBOR	Sep 2017	59,506	74,754	134,260
GBP	Fixed 5.000%	6 Month LIBOR	Sep 2018	72,633	94,754	167,387
JPY	Fixed 2.500%	6 Month LIBOR	Dec 2027	(212,491)	19,571	(192,920)
GBP	Fixed 4.000%	6 Month LIBOR	Dec 2035	619,224	(84,935)	534,289
JPY	Fixed 2.250%	6 Month LIBOR	Jun 2036	2,465	8,322	10,787
USD	Fixed 5.000%	3 Month LIBOR	Jun 2038	(497,125)	863,077	365,952
EUR	Fixed 5.000%	6 Month EURIBOR	Mar 2039	(20,100)	-	(20,100)
USD	3 Month LIBOR	Fixed 4.000%	Jun 2011	97,750	(171,758)	(74,008)
USD	Fixed 5.000%	6 Month LIBOR	Sep 2018	67,887	33,741	101,628
USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(291,600)	-	(291,600)
GBP	Fixed 5.000%	6 Month LIBOR	Jun 2009	1,957	110,014	111,971
AUD	3 Month BBR-BBSW	Fixed 7.500%	Mar 2010	(31,969)	(19,206)	(51,175)
EUR	6 Month EURIBOR	Fixed 3.500%	Sep 2010	(75,227)	(796,775)	(872,002)
GBP	6 Month LIBOR	Fixed 5.000%	Mar 2013	(115,385)	(74,392)	(189,777)
USD	Fixed 4.000%	3 Month LIBOR	Dec 2013	37,500	25,130	62,630

CAD	Fixed 5.000%	3 Month BA-CDOR	Jun 2015	(65,157)	(55,683)	(120,840)
GBP	6 Month LIBOR	Fixed 5.000%	Sep 2015	990	(160,191)	(159,201)
USD	Fixed 5.000%	3 Month LIBOR	Dec 2015	(489,244)	171,239	(318,005)
USD	Fixed 5.000%	3 Month LIBOR	Jun 2023	(125,517)	112,543	(12,974)
AUD	6 Month BBR-BBSW	Fixed 7.250%	Jun 2013	(14,040)	(132,284)	(146,324)
GBP	6 Month LIBOR	Fixed 5.000%	Sep 2013	40,217	(761,186)	(720,969)
EUR	6 Month EURIBOR	Fixed 6.000%	Jun 2034	199,854	(79,427)	120,427
JPY	6 Month LIBOR	Fixed 1.000%	Mar 2009	(114,049)	(650)	(114,699)
GBP	6 Month LIBOR	Fixed 5.000%	Jun 2009	(77,057)	(378,115)	(455,172)
AUD	6 Month BBR-BBSW	Fixed 7.000%	Jun 2010	154,931	(1,231,159)	(1,076,228)
GBP	6 Month LIBOR	Fixed 5.000%	Sep 2010	(49,812)	(240,351)	(290,163)
AUD	6 Month BBR-BBSW	Fixed 7.500%	Mar 2011	(98,816)	20,841	(77,975)
AUD	6 Month BBR-BBSW	Fixed 7.250%	Jun 2011	(71,691)	(126,145)	(197,836)
EUR	Fixed 4.000%	6 Month EURIBOR	Dec 2011	14,806	698,914	713,720
GBP	6 Month LIBOR	Fixed 5.000%	Mar 2013	(134,070)	(103,365)	(237,435)
GBP	6 Month LIBOR	Fixed 5.500%	Mar 2013	(40,805)	(53,899)	(94,704)
EUR	6 Month EURIBOR	Fixed 4.000%	Sep 2013	(18,285)	(4,934,169)	(4,952,454)
EUR	Fixed 4.000%	6 Month EURIBOR	Dec 2014	163,954	1,125,988	1,289,942
GBP	6 Month LIBOR	Fixed 5.000%	Sep 2015	(4,899)	(74,701)	(79,600)
USD	Fixed 5.000%	3 Month LIBOR	Dec 2015	(844,188)	442,292	(401,896)
AUD	Fixed 6.500%	6 Month BBR-BBSW	Jun 2017	391,862	487,857	879,719
AUD	Fixed 6.750%	6 Month BBR-BBSW	Dec 2017	61,185	177,052	238,237
USD	Fixed 5.000%	3 Month LIBOR	Jun 2018	(250,971)	131,903	(119,068)
JPY	6 Month LIBOR	Fixed 3.000%	Jun 2027	12,164	(17,070)	(4,906)
GBP	Fixed 4.100%	6 Month LIBOR	Jun 2036	-	545,493	545,493
EUR	Fixed 5.000%	6 Month EURIBOR	Mar 2038	379,799	(482,616)	(102,817)
AUD	6 Month BBR-BBSW	Fixed 6.000%	Jun 2012	(125,663)	(1,008,218)	(1,133,881)
GBP	Fixed 5.000%	6 Month LIBOR	Sep 2013	(7,850)	(216,317)	(224,167)
EUR	Fixed 4.000%	6 Month EURIBOR	Dec 2014	243,572	702,813	946,385
GBP	6 Month LIBOR	Fixed 5.000%	Sep 2015	(21)	(43,397)	(43,418)
AUD	Fixed 6.000%	6 Month BBR-BBSW	Jun 2017	72,253	895,431	967,684
GBP	Fixed 5.000%	6 Month LIBOR	Sep 2018	56,061	39,589	95,650
EUR	Fixed 4.000%	6 Month EURIBOR	Dec 2011	229,192	1,116,247	1,345,439
GBP	6 Month LIBOR	Fixed 5.000%	Sep 2015	(5,919)	(189,464)	(195,383)
EUR	6 Month EURIBOR	Fixed 4.500%	Mar 2010	100,315	(866,387)	(766,072)
EUR	Fixed 4.000%	6 Month EURIBOR	Dec 2014	97,842	1,298,030	1,395,872
EUR	6 Month EURIBOR	Fixed 6.000%	Jun 2034	1,046,365	(408,102)	638,263
USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	72,540	101,818	174,358
USD	Fixed 5.500%	ICAP CMM FRA	May 2009	22,580	(66,197)	(43,617)
GBP	6 Month LIBOR	Fixed 5.000%	Sep 2010	73,779	(487,041)	(413,262)
USD	Fixed 5.000%	3 Month LIBOR	Jun 2018	(550,821)	221,633	(329,188)
USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(1,144,089)	751,876	(392,213)
JPY	6 Month LIBOR	Fixed 1.000%	Mar 2009	(8,883)	(70,228)	(79,111)
EUR	6 Month EURIBOR	Fixed 4.000%	Sep 2009	(915,876)	(2,527,959)	(3,443,835)
EUR	6 Month EURIBOR	Fixed 4.500%	Mar 2010	18,734	(167,135)	(148,401)
AUD	6 Month BBR-BBSW	Fixed 7.000%	Jun 2010	(10,348)	(702,396)	(712,744)
GBP	6 Month LIBOR	Fixed 5.000%	Sep 2010	(1,126,046)	154,913	(971,133)
JPY	Fixed 1.500%	6 Month LIBOR	Dec 2010	137,846	(484,128)	(346,282)
EUR	Fixed 4.000%	6 Month EURIBOR	Dec 2011	1,064	72,263	73,327
GBP	6 Month LIBOR	Fixed 5.000%	Mar 2013	(492,811)	(334,075)	(826,886)
GBP	6 Month LIBOR	Fixed 5.500%	Mar 2013	6,227	(377,567)	(371,340)
USD	Fixed 5.000%	3 Month LIBOR	Jun 2015	(434,794)	221,831	(212,963)
JPY	Fixed 1.980%	6 Month LIBOR	Sep 2016	-	(158,657)	(158,657)
AUD	Fixed 6.500%	6 Month BBR-BBSW	Jun 2017	215,466	233,739	449,205
EUR	Fixed 4.000%	6 Month EURIBOR	Jun 2017	51,431	148,455	199,886
GBP	6 Month LIBOR	Fixed 5.000%	Mar 2018	(349,132)	(396,755)	(745,887)
GBP	Fixed 5.000%	6 Month LIBOR	Sep 2018	137,472	161,434	298,906
USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(556,094)	388,314	(167,780)
EUR	6 Month EURIBOR	Fixed 6.000%	Jun 2034	2,124,615	(474,765)	1,649,850
EUR	6 Month EURIBOR	Fixed 4.500%	Jun 2034	(363,869)	(135,443)	(499,312)
JPY	Fixed 2.250%	6 Month LIBOR	Jun 2036	88,521	309,969	398,490
USD	3 Month LIBOR	Fixed 4.000%	Dec 2010	(50,941)	193,417	142,476
USD	3 Month LIBOR	Fixed 4.000%	Jun 2011	1,049,729	(2,049,705)	(999,976)
GBP	6 Month LIBOR	Fixed 5.000%	Sep 2015	(154,136)	(316,230)	(470,366)
USD	Fixed 5.000%	3 Month LIBOR	Jun 2018	(287,700)	124,273	(163,427)
USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(411,465)	122,753	(288,712)
USD	Fixed 5.000%	3 Month LIBOR	Jun 2023	(591,440)	529,659	(61,781)
EUR	6 Month EURIBOR	Fixed 4.500%	Jun 2034	(121,079)	(42,158)	(163,237)
JPY	Fixed 2.500%	6 Month LIBOR	Jun 2036	76,168	(18,997)	57,171
USD	Fixed 5.000%	6 Month LIBOR	Mar 2039	(274,148)	48,644	(225,504)
JPY	6 Month LIBOR	Fixed 1.500%	Jun 2013	(176,749)	(15,961)	(192,710)

AUD	3 Month BBR-BBSW	Fixed 7.500%	Mar 2010	(31,190)	82,365	51,175
AUD	6 Month BBR-BBSW	Fixed 7.500%	Mar 2011	(235,358)	9,801	(225,557)
AUD	Fixed 7.000%	6 Month BBR-BBSW	Mar 2019	71,804	(55,521)	16,283
JPY	6 Month LIBOR	Fixed 3.000%	Jun 2027	11,428	(16,443)	(5,015)
				($2,676,691)	($10,254,170)	($12,930,861)

USD	Fixed 4.000%	3 Month LIBOR	Dec 2010	($227,635)	$170,342	($57,293)
CAD	3 Month CBK	Fixed 5.000%	Jun 2012	33,436	394,542	427,978
CAD	Fixed 5.500%	3 Month CBK	Jun 2017	(194,139)	(193,710)	(387,849)
USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(55,297)	(76,530)	(131,827)
GBP	6 month LIBOR	Fixed 5.000%	Jun 2009	(15,434)	(37,190)	(52,624)
EUR	FRCPXTOB	Fixed 2.138%	Jun 2009	-	(118,381)	(118,381)
AUD	6 Month BBR-BBSW	Fixed 7.000%	Dec 2009	6,422	(106,225)	(99,803)
BRL	CDI	Fixed 10.680%	Jan 2012	(154,832)	(769,517)	(924,349)
BRL	CDI	Fixed 12.540%	Jan 2012	(4,925)	(9,614)	(14,539)
EUR	FRCPXTOB	Fixed 1.948%	Mar 2012	491	(30,478)	(29,987)
EUR	FRCPXTOB	Fixed 1.960%	Apr 2012	-	(7,282)	(7,282)
EUR	FRCPXTOB	Fixed 1.980%	Apr 2012	-	(25,824)	(25,824)
EUR	FRCPXTOB	Fixed 2.070%	Sep 2012	-	(56,737)	(56,737)
MXN	28-day Mexico Interbank TIIE Banxico	Fixed 8.720%	Sep 2016	-	9,015	9,015
MXN	28-day Mexico Interbank TIIE Banxico	Fixed 8.330%	Feb 2017	-	(14,881)	(14,881)
GBP	UKRPI	Fixed 3.250%	Dec 2017	12,239	(90,462)	(78,223)
AUD	Fixed 6.750%	6 Month BBR-BBSW	Dec 2017	1,237	66,827	68,064
JPY	Fixed 2.000%	6 Month LIBOR	Dec 2017	(3,776)	2,306	(1,470)
EUR	Fixed 5.000%	6 Month EURIBOR	Mar 2018	(4,038)	(4,077)	(8,115)
GBP	Fixed 5.000%	6 month LIBOR	Mar 2018	344,247	(134,747)	209,500
GBP	Fixed 4.000%	6 month LIBOR	Dec 2035	81,765	154,447	236,212
EUR	FRCPXTOB	Fixed 2.040%	Feb 2011	-	(31,199)	(31,199)
EUR	FRCPXTOB	Fixed 1.988%	Dec 2011	-	(99,181)	(99,181)
EUR	FRCPXTOB	Fixed 1.983%	Mar 2012	2,872	(47,643)	(44,771)
AUD	6 Month BBR-BBSW	Fixed 6.500%	Jan 2010	(2,352)	(68,637)	(70,989)
EUR	FRCPXTOB	Fixed 2.110%	Nov 2012	-	(50,587)	(50,587)
USD	Fixed 4.000%	3 Month LIBOR	Dec 2013	57,500	38,532	96,032
USD	Fixed 5.000%	3 Month LIBOR	Dec 2015	(222,111)	77,741	(144,370)
USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	100,599	90,364	190,963
GBP	6 month LIBOR	Fixed 5.000%	Sep 2010	(110,352)	(129,111)	(239,463)
GBP	Fixed 4.000%	6 month LIBOR	Dec 2035	46,498	77,232	123,730
USD	3 Month LIBOR	Fixed 4.000%	Dec 2009	33,497	(12,598)	20,899
AUD	6 Month BBR-BBSW	Fixed 6.500%	Jan 2010	(12,097)	(259,809)	(271,906)
EUR	6 Month EURIBOR	Fixed 4.500%	Mar 2010	(5,707)	20,091	14,384
GBP	6 month LIBOR	Fixed 6.000%	Mar 2010	217,577	(202,421)	15,156
AUD	6 Month BBR-BBSW	Fixed 7.000%	Jun 2010	3,008	(793,190)	(790,182)
USD	Fixed 5.000%	3 Month LIBOR	Dec 2015	(131,136)	68,706	(62,430)
JPY	Fixed 2.000%	6 Month LIBOR	Dec 2017	(11,190)	5,309	(5,881)
USD	Fixed 5.000%	3 month LIBOR	Dec 2021	464,002	(528,246)	(64,244)
USD	Fixed 5.000%	3 month LIBOR	Dec 2026	658,951	(628,395)	30,556
USD	Fixed 5.000%	3 month LIBOR	Jun 2038	(62,920)	84,743	21,823
EUR	FRCPXTOB	Fixed 1.976%	Dec 2011	(1,856)	(36,068)	(37,924)
EUR	FRCPXTOB	Fixed 1.995%	Mar 2012	2,920	(324,642)	(321,722)
EUR	FRCPXTOB	Fixed 1.960%	Mar 2012	-	(17,021)	(17,021)
GBP	6 month LIBOR	Fixed 5.000%	Mar 2013	32,979	(254,236)	(221,257)
GBP	Fixed 5.000%	6 month LIBOR	Sep 2015	108,803	130,008	238,811
GBP	UKRPI	Fixed 3.110%	Jan 2018	-	(58,798)	(58,798)
USD	CPI -U	Fixed 2.970%	Mar 2018	-	22,365	22,365
GBP	Fixed 4.250%	6 month LIBOR	Jun 2036	-	278,579	278,579
AUD	6 Month BBR-BBSW	Fixed 6.500%	Jan 2010	(1,398)	(43,085)	(44,483)
EUR	FRCPXTOB	Fixed 2.028%	Oct 2011	-	(42,903)	(42,903)
EUR	FRCPXTOB	Fixed 1.976%	Dec 2011	-	(80,634)	(80,634)
EUR	FRCPXTOB	fixed 2.353%	Oct 2016	-	(5,150)	(5,150)
USD	Fixed 5.000%	3 Month LIBOR	Dec 2023	(2,090)	24,961	22,871
USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	161,764	43,037	204,801
USD	3 Month LIBOR	Fixed 4.000%	Dec 2009	44,541	(13,921)	30,620
BRL	CDI	Fixed 12.540%	Jan 2012	(38,562)	(109,737)	(148,299)
USD	Fixed 5.000%	3 month LIBOR	Dec 2023	(75,308)	185,450	110,142
JPY	6 month LIBOR	Fixed 1.000%	Mar 2009	(58,084)	87,132	29,048
AUD	6 Month BBR-BBSW	Fixed 7.000%	Dec 2009	7,301	(112,520)	(105,219)
USD	3 Month LIBOR	Fixed 4.000%	Dec 2009	535,062	(176,858)	358,204
GBP	6 month LIBOR	Fixed 5.000%	Dec 2009	(36,712)	(215,424)	(252,136)

EUR	6 Month EURIBOR	Fixed 4.500%	Mar 2010	(5,738)	20,122	14,384
BRL	CDI	Fixed 12.540%	Jan 2012	(21,077)	(85,058)	(106,135)
BRL	CDI	Fixed 10.115%	Jan 2012	(133,959)	(338,318)	(472,277)
AUD	Fixed 6.750%	6 Month BBR-BBSW	Dec 2017	644	71,674	72,318
USD	CPI -U	Fixed 2.980%	Mar 2018	-	115,449	115,449
USD	3 month LIBOR	Fixed 5.000%	Jun 2018	553,812	(357,700)	196,112
EUR	6 Month EURIBOR	Fixed 4.500%	Jun 2034	(683,187)	(277,028)	(960,215)
AUD	6 Month BBR-BBSW	Fixed 6.500%	Jan 2010	(1,572)	(26,824)	(28,396)
USD	3 Month LIBOR	Fixed 4.000%	Dec 2009	342,023	257,896	599,919
GBP	6 month LIBOR	Fixed 5.000%	Sep 2010	(135,417)	(171,469)	(306,886)
USD	Fixed 4.000%	3 Month LIBOR	Dec 2010	(964,800)	617,150	(347,650)
EUR	FRCPXTOB	Fixed 1.955%	Mar 2012	-	(9,991)	(9,991)
EUR	FRCPXTOB	Fixed 1.950%	Mar 2012	-	(33,917)	(33,917)
USD	Fixed 4.000%	3 Month LIBOR	Dec 2013	738,100	(101,364)	636,736
USD	Fixed 5.000%	3 Month LIBOR	Dec 2015	(74,307)	13,827	(60,480)
CAD	Fixed 5.500%	3 Month CBK	Jun 2017	96	(6,352)	(6,256)
JPY	Fixed 2.000%	6 Month LIBOR	Dec 2017	(11,014)	4,700	(6,314)
GBP	UKRPI	Fixed 3.183%	Dec 2017	3,910	(120,050)	(116,140)
USD	Fixed 5.000%	3 Month LIBOR	Dec 2023	(21,675)	31,907	10,232
GBP	UKRPI	Fixed 3.440%	Sep 2027	-	(56,688)	(56,688)
USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	16,150	30,899	47,049
EUR	FRCPXTOB	Fixed 2.095%	Oct 2011	-	(23,397)	(23,397)
EUR	Fixed 2.275%	FRCPXTOB	Oct 2016	-	(4,712)	(4,712)
EUR	FRCPXTOB	Fixed 2.350%	Oct 2016	-	(4,713)	(4,713)
				$1,127,749	($4,439,897)	($3,312,148)

KRW	3 Month CD-KSDA	Fixed 5.055%	Jun 2012	-	($1,483)	($1,483)
KRW	3 Month CD-KSDA	Fixed 5.200%	Jun 2012	-	(1,131)	(1,131)
KRW	3 Month CD-KSDA	Fixed 5.180%	Jun 2012	-	(1,568)	(1,568)
KRW	3 Month CD-KSDA	Fixed 5.285%	Jun 2012	-	1,140	1,140
				-	($3,042)	($3,042)

USD	Fixed 5.000%	3 Month LIBOR	Jun 2028	($72,958)	$90,533	$17,575
USD	Fixed 5.000%	3 Month LIBOR	Dec 2028	(33,708)	83,796	50,088
USD	Fixed 5.000%	3 Month LIBOR	Jun 2038	26,722	141,146	167,868
USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	17,069	137,915	154,984
GBP	6 Month LIBOR	Fixed 6.000%	Dec 2008	31,185	(34,620)	(3,435)
GBP	6 Month LIBOR	Fixed 6.000%	Mar 2009	40,711	(40,495)	216
GBP	6 Month LIBOR	Fixed 5.000%	Jun 2009	(88,974)	(93,079)	(182,053)
BRL	Fixed 11.360%	CDI	Jan 2010	-	(135,792)	(135,792)
EUR	FRCPXTOB	Fixed 1.960%	Apr 2012	-	(18,205)	(18,205)
GBP	GBP-LIBOR-BBA	Fixed 4.750%	Sep 2013	(4,250)	(174,867)	(179,117)
GBP	Fixed 4.000%	6 Month LIBOR	Dec 2036	137,337	176,042	313,379
USD	3 Month LIBOR	Fixed 0.710%	Feb 2009	2,882	(2,370)	512
USD	3 Month LIBOR	Fixed 0.763%	Feb 2014	2,948	(7,440)	(4,492)
USD	Fixed 5.000%	3 Month LIBOR	Jun 2018	(1,037,436)	495,793	(541,643)
USD	3 Month LIBOR	Fixed 5.000%	Dec 2038	18,728	14,483	33,211
GBP	6 Month LIBOR	Fixed 5.000%	Jun 2009	(11,561)	(22,969)	(34,530)
GBP	6 Month LIBOR	Fixed 6.000%	Dec 2008	20,350	(22,404)	(2,054)
USD	3 Month LIBOR	Fixed 4.000%	Dec 2010	31,395	(23,828)	7,567
AUD	6 Month BBR-BBSW	Fixed 7.000%	Mar 2013	35,479	(165,357)	(129,878)
AUD	Fixed 6.500%	6 Month BBR-BBSW	Mar 2018	(47,993)	158,967	110,974
GBP	Fixed 4.000%	6 Month LIBOR	Dec 2036	1,163,231	(40,296)	1,122,935
USD	Fixed 5.000%	3 Month LIBOR	Jun 2038	(65,900)	82,687	16,787
GBP	6 Month LIBOR	Fixed 5.000%	Sep 2013	53,690	(374,794)	(321,104)
GBP	Fixed 4.000%	6 Month LIBOR	Dec 2036	314,952	233,443	548,395
USD	3 Month LIBOR	Fixed 4.000%	Dec 2010	10,992	(8,398)	2,594
USD	Fixed 5.000%	3 Month LIBOR	Dec 2028	10,875	39,213	50,088
USD	Fixed 5.000%	ICAP CMM FRA	Feb 2009	314,586	(143,836)	170,750
USD	Fixed 5.500%	ICAP CMM FRA	May 2009	25,290	(74,141)	(48,851)
BRL	CDI	Fixed 12.948%	Jan 2010	2,001	(3,930)	(1,929)
BRL	CDI	Fixed 11.430%	Jan 2010	-	(120,007)	(120,007)
BRL	CDI	Fixed 11.980%	Jan 2012	-	(169,735)	(169,735)
GBP	Fixed 4.000%	6 Month LIBOR	Dec 2035	-	22,496	22,496
USD	Fixed 5.000%	3 Month LIBOR	Jun 2038	(215,082)	309,088	94,006
BRL	CDI	Fixed 12.670%	Jan 2010	(6,095)	(26,219)	(32,314)
BRL	CDI	Fixed 12.780%	Jan 2010	5,830	(23,105)	(17,275)

USD	Fixed 5.000%	3 Month LIBOR	Dec 2028	(20,000)	54,544	34,544
USD	Fixed 5.000%	3 Month LIBOR	Jun 2038	(197,703)	269,886	72,183
GBP	6 Month LIBOR	Fixed 6.000%	Mar 2009	40,986	(40,782)	204
USD	3 Month LIBOR	Fixed 4.000%	Dec 2010	93,975	(60,464)	33,511
EUR	FRCPXTOB	Fixed 1.955%	Mar 2012	-	(66,606)	(66,606)
EUR	FRCPXTOB	Fixed 1.950%	Mar 2012	-	(115,319)	(115,319)
GBP	GBP-LIBOR-BBA	Fixed 4.750%	Sep 2013	(6,141)	(172,976)	(179,117)
USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(27,468)	4,589	(22,879)
GBP	Fixed 4.000%	6 Month LIBOR	Dec 2036	476,149	385,631	861,780
USD	Fixed 5.000%	3 Month LIBOR	Jun 2038	(421,863)	559,515	137,652
AUD	3 Month BBR-BBSW	Fixed 7.000%	Sep 2009	56,846	(439,955)	(383,109)
AUD	3 Month BBR-BBSW	Fixed 7.500%	Mar 2010	(8,927)	17,198	8,271
BRL	CDI	Fixed 12.410%	Jun 2010	(7,509)	(25,229)	(32,738)
AUD	AUD-BBR-BBSW	Fixed 7.500%	Mar 2011	85,490	(162,324)	(76,834)
BRL	CDI	Fixed 10.575%	Jan 2012	(166,597)	(330,372)	(496,969)
				$579,534	$137,051	$716,585

The Funds had the following credit default swap contracts open at May 31, 2008:

									Unrealized
			Notional		Buy/Sell	(Pay)/Received	Termination	Upfront Payments	Appreciation
Fund	Counterparty	Issuer	Amount	Currency	Protection †	Fixed Rate	Date	Made (Received)	(Depreciation)	Value

Active Bond
	UBS AG	CDX.NA.IG.10	4,000,000	USD	Buy	(1.550)%	Jun 2013	$3,995,522	($81,317)	$3,914,205
	UBS AG	CDX.NA.IG.10	4,000,000	USD	Buy	(1.550)%	Jun 2013	3,993,456	(80,210)	3,913,246
								$7,988,978	($161,527)	$7,827,451

Global Bond
	Bank of America N.A.	Lafarge	2,000,000	USD	Buy	(1.690)%	Sep 2016	-	($26,214)	($26,214)
	Bank of America N.A.	Xstrata Canada Corporation	3,000,000	USD	Buy	(0.910)%	Jun 2012	-	21,335	21,335
	Bank of America N.A.	Autozone, Inc.	1,000,000	USD	Buy	(0.600)%	Jun 2017	-	15,172	15,172
	Bank of America N.A.	CDX.NA.IG.8	7,200,000	USD	Buy	(0.600)%	Jun 2017	99,364	169,108	268,472
	Bank of America N.A.	Consumers Energy Company	900,000	USD	Buy	(0.090)%	Mar 2012	-	28,539	28,539
	Bank of America N.A.	Dow Jones CDX.NA.IG.7	5,600,000	USD	Buy	(0.650)%	Dec 2016	(35,082)	219,275	184,193
	Bank of America N.A.	Ford Motor Credit Company, LLC	1,000,000	USD	Sell	3.950%	Dec 2012	-	(117,522)	(117,522)
	Bank of America N.A.	Global Santa Fe Corporation	1,100,000	USD	Buy	(0.455)%	Jun 2012	-	(7,867)	(7,867)
	Bank of America N.A.	GMAC LLC	600,000	USD	Sell	8.850%	Mar 2009	-	5,640	5,640
	Bank of America N.A.	Intuit, Inc.	2,000,000	USD	Buy	(1.380)%	Mar 2017	-	(85,794)	(85,794)
	Bank of America N.A.	Loews Corporation	300,000	USD	Buy	(0.120)%	Jun 2012	-	2,918	2,918
	Bank of America N.A.	McKesson Corporation	600,000	USD	Buy	(0.380)%	Mar 2017	-	8,222	8,222
	Bank of America N.A.	Morgan Stanley	2,000,000	USD	Buy	(1.100)%	Jun 2015	-	26,687	26,687
	Bank of America N.A.	Noble Corporation	300,000	USD	Buy	(0.542)%	Jun 2012	-	(1,082)	(1,082)
	Bank of America N.A.	The Home Depot, Inc.	1,000,000	USD	Buy	(1.100)%	Mar 2016	-	4,191	4,191
	Bank of America N.A.	Vivendi	2,000,000	USD	Buy	(1.280)%	Jun 2013	-	(21,560)	(21,560)
	Barclays Bank PLC	Autozone, Inc.	2,000,000	USD	Buy	(0.875)%	Jun 2013	-	(16,118)	(16,118)
	Barclays Bank PLC	CDX.NA.IG.8	3,200,000	USD	Buy	(0.600)%	Jun 2017	112,289	(12,519)	99,770
	Barclays Bank PLC	CDX.NA.IG.8	22,100,000	USD	Buy	(0.600)%	Jun 2017	271,845	552,215	824,060
	Barclays Bank PLC	Citigroup Inc.	6,000,000	USD	Buy	(0.870)%	Jun 2018	-	143,075	143,075
	Barclays Bank PLC	Diamond Offshore Drilling, Inc.	300,000	USD	Buy	(0.470)%	Jun 2017	-	1,467	1,467
	Barclays Bank PLC	iTraxx Europe Hivol Series 6 Version 1	1,200,000	EUR	Buy	(0.850)%	Dec 2016	(7,650)	64,516	56,866
		iTraxx Europe Sub Financials Series 8
	Barclays Bank PLC	Version 1	7,800,000	EUR	Buy	(0.700)%	Dec 2012	9,144	115,224	124,368
	Barclays Bank PLC	Kingdom of Spain	17,600,000	USD	Sell	0.260%	Mar 2013	-	10,264	10,264
	Barclays Bank PLC	Noble Corporation	200,000	USD	Buy	(0.530)%	Jun 2012	-	(627)	(627)
	Barclays Bank PLC	Norfolk Southern	2,000,000	USD	Buy	(0.450)%	Sep 2014	-	2,032	2,032
	Barclays Bank PLC	SLM Corporation	900,000	USD	Sell	4.000%	Mar 2009	-	4,801	4,801
	Barclays Bank PLC	Southwest Airlines Co.	500,000	USD	Buy	(0.640)%	Mar 2017	-	30,561	30,561
	Barclays Bank PLC	The Goldman Sachs Group, Inc	400,000	USD	Buy	(1.520)%	Jun 2013	-	(12,069)	(12,069)
	Barclays Bank PLC	XL Capital Ltd.	700,000	USD	Buy	(0.310)%	Mar 2012	-	39,728	39,728
	Bear Stearns International, LTD.	CNA Financial Corporation	500,000	USD	Buy	(0.440)%	Sep 2011	-	6,342	6,342
	Bear Stearns International, LTD.	Diamond Offshore Drilling, Inc.	300,000	USD	Buy	(0.230)%	Jun 2012	-	2,138	2,138
	Bear Stearns International, LTD.	HJ Heinz Finance Co.	600,000	USD	Buy	(0.370)%	Mar 2012	-	(1,515)	(1,515)
	Bear Stearns International, LTD.	Loews Corporation	200,000	USD	Buy	(0.330)%	Mar 2016	-	1,048	1,048

Bear Stearns International, LTD.	Nisource Finance Corporation	200,000	USD	Buy	(0.620)%	Sep 2014	-	7,287	7,287
Bear Stearns International, LTD.	Sprint Nextel Corporation	1,000,000	USD	Buy	(1.065)%	Dec 2016	-	143,088	143,088
Bear Stearns International, LTD.	Weyerhaeuser Company	2,000,000	USD	Buy	(0.550)%	Jun 2012	-	67,108	67,108
BNP Paribas	iTraxx Europe Hivol Series 6 Version 1	1,500,000	EUR	Buy	(0.850)%	Dec 2016	(9,359)	80,442	71,083
BNP Paribas	JP Morgan Chase & Company	2,000,000	USD	Buy	(0.560)%	Dec 2017	-	29,595	29,595
BNP Paribas	JP Morgan Chase & Company	1,800,000	USD	Buy	(0.737)%	Mar 2018	-	2,487	2,487
BNP Paribas	Lehman Brothers Holdings, Inc.	2,200,000	USD	Buy	(1.550)%	Jun 2018	-	55,620	55,620
BNP Paribas	The Bear Stearns Companies, Inc.	2,000,000	USD	Buy	(2.180)%	Mar 2018	-	(211,439)	(211,439)
Citibank N.A.	Autozone, Inc.	500,000	USD	Buy	(0.680)%	Dec 2012	-	(771)	(771)
Citibank N.A.	CDX.NA.HY.8	800,000	USD	Sell	3.297%	Jun 2012	-	20,627	20,627
Citibank N.A.	Ford Motor Credit Company, LLC	2,100,000	USD	Sell	7.500%	Mar 2009	-	58,794	58,794
Citibank N.A.	GMAC LLC	500,000	USD	Sell	8.650%	Mar 2009	-	3,748	3,748
Citibank N.A.	HSBC Finance Corporation	1,700,000	USD	Buy	(0.430)%	Mar 2014	-	28,322	28,322
Citibank N.A.	Nabors Industries, Inc.	2,000,000	USD	Buy	(0.820)%	Mar 2018	-	(22,732)	(22,732)
Citibank N.A.	Newell Rubbermaid, Inc.	600,000	USD	Buy	(0.130)%	Jun 2010	-	2,847	2,847
Citibank N.A.	Pearson PLC	1,000,000	USD	Buy	(0.690)%	Jun 2018	-	4,011	4,011
Citibank N.A.	Sara Lee Corporation	500,000	USD	Buy	(0.330)%	Sep 2011	-	463	463
Citibank N.A.	SLM Corporation	1,400,000	USD	Sell	4.300%	Mar 2009	-	11,595	11,595
Credit Suisse International	ABX.HE.AA.06-1	800,000	USD	Sell	0.320%	Jul 2045	(287,544)	109,952	(177,592)
Credit Suisse International	GAZPROM	1,500,000	USD	Sell	1.330%	Dec 2008	-	14,812	14,812
Credit Suisse International	Johnson Controls, Inc.	600,000	USD	Buy	(0.240)%	Mar 2011	-	6,247	6,247
Credit Suisse International	Masco Corporation	700,000	USD	Buy	(0.907)%	Dec 2016	-	42,898	42,898
Credit Suisse International	Sealed Air Corporation	700,000	USD	Buy	(0.500)%	Sep 2013	-	19,029	19,029
Deutsche Bank Ag	CDX.NA.IG.9	5,300,000	USD	Buy	(0.800)%	Dec 2017	195,065	(97,189)	97,876
Deutsche Bank Ag	Lehman Brothers Holdings, Inc.	2,000,000	USD	Buy	(1.600)%	Jun 2018	-	46,669	46,669
Deutsche Bank AG	ACE Limited	300,000	USD	Buy	(0.390)%	Jun 2014	-	2,764	2,764
Deutsche Bank AG	CDX.NA.IG.8	9,400,000	USD	Buy	(0.600)%	Jun 2017	64,407	286,098	350,505
Deutsche Bank AG	GMAC LLC	700,000	USD	Sell	9.500%	Mar 2009	-	10,912	10,912
Deutsche Bank AG	J.C. Penney Company	800,000	USD	Buy	(0.270)%	Mar 2010	-	11,538	11,538
Deutsche Bank AG	JP Morgan Chase & Company	400,000	USD	Buy	(0.720)%	Mar 2018	-	1,079	1,079
Deutsche Bank AG	Merrill Lynch & Co., Inc.	700,000	USD	Sell	0.135%	Jun 2008	-	(628)	(628)
Deutsche Bank AG	Nationwide Health Properties, Inc.	600,000	USD	Buy	(0.620)%	Sep 2011	-	21,126	21,126
Deutsche Bank AG	SLM Corporation	2,000,000	USD	Sell	3.050%	Mar 2009	-	(8,002)	(8,002)
Deutsche Bank AG	Tate & Lyle Public Limited Company	300,000	USD	Buy	(0.510)%	Dec 2014	-	8,984	8,984
Deutsche Bank AG	The Bear Stearns Companies, Inc.	1,000,000	USD	Sell	0.160%	Jun 2008	-	(297)	(297)
Deutsche Bank AG	WEA Finance LLC	2,000,000	USD	Buy	(2.100)%	Jun 2018	-	(124,898)	(124,898)
Goldman Sachs	CDX.NA.IG.10	12,600,000	USD	Buy	(1.500)%	Jun 2018	(425,033)	(68,679)	(493,712)
HSBC Bank USA	GAZPROM	3,000,000	USD	Sell	1.300%	Dec 2008	-	29,126	29,126
HSBC Bank USA	GAZPROM	1,200,000	USD	Sell	1.500%	Jan 2009	-	12,801	12,801
HSBC Bank USA	iTraxx Europe Hivol Series 6 Version 1	500,000	EUR	Buy	(0.850)%	Dec 2016	(2,972)	26,666	23,694
JP Morgan Chase Bank	CNA Financial Corporation	600,000	USD	Buy	(0.440)%	Sep 2011	-	7,610	7,610
JP Morgan Chase Bank	Federative Republic of Brazil	2,700,000	USD	Sell	1.345%	Aug 2011	-	67,167	67,167
JP Morgan Chase Bank	iTraxx Europe Hivol Series 6 Version 1	300,000	EUR	Buy	(0.850)%	Dec 2016	(1,915)	16,132	14,217
JP Morgan Chase Bank	Sabre Holdings Corporation	700,000	USD	Buy	(0.930)%	Sep 2011	-	103,305	103,305
Lehman Bros Special Financing Inc.	Alcan, Inc.	700,000	USD	Buy	(0.140)%	Mar 2011	-	1,280	1,280
Lehman Bros Special Financing Inc.	Barclays Bank PLC	200,000	EUR	Sell	1.480%	Mar 2013	-	11,847	11,847
Lehman Bros Special Financing Inc.	Bellsouth Corporation	600,000	USD	Buy	(0.325)%	Sep 2014	-	4,443	4,443
Lehman Bros Special Financing Inc.	CMBX.NA.AAA.3	2,500,000	USD	Buy	(0.080)%	Dec 2049	248,421	(85,303)	163,118
Lehman Bros Special Financing Inc.	CVS Corporation	700,000	USD	Buy	(0.210)%	Sep 2011	-	5,767	5,767
Lehman Bros Special Financing Inc.	D.R. Horton Inc.	900,000	USD	Buy	(3.950)%	Jun 2011	-	(20,148)	(20,148)
Lehman Bros Special Financing Inc.	Federative Republic of Brazil	2,000,000	USD	Sell	1.370%	Aug 2011	-	51,416	51,416
Lehman Bros Special Financing Inc.	Federative Republic of Brazil	5,000,000	USD	Sell	1.280%	Aug 2011	-	113,582	113,582
Lehman Bros Special Financing Inc.	Federative Republic of Brazil	3,100,000	USD	Sell	1.350%	Aug 2011	-	77,503	77,503
Lehman Bros Special Financing Inc.	Ford Motor Credit Company, LLC	700,000	USD	Buy	(2.310)%	Jun 2010	-	61,802	61,802
Lehman Bros Special Financing Inc.	Ford Motor Credit Company, LLC	2,000,000	USD	Sell	3.650%	Dec 2012	-	(254,638)	(254,638)
Lehman Bros Special Financing Inc.	GAZPROM	2,000,000	USD	Sell	1.350%	Dec 2008	-	20,687	20,687
Lehman Bros Special Financing Inc.	Meadwestvaco Corporation	600,000	USD	Buy	(1.019)%	Jun 2017	-	37,983	37,983
Merrill Lynch International	American General Finance Corp.	2,000,000	USD	Buy	(1.370)%	Dec 2017	-	72,496	72,496
Merrill Lynch International	Boston Scientific Corporation	700,000	USD	Buy	(0.510)%	Jun 2011	-	24,644	24,644
Merrill Lynch International	CDX.NA.IG.8	109,400,000	USD	Buy	(0.350)%	Jun 2012	1,439,879	1,967,537	3,407,416
Merrill Lynch International	Federative Republic of Brazil	4,000,000	USD	Sell	1.340%	Aug 2011	-	98,843	98,843
Merrill Lynch International	Xerox Corporation	800,000	USD	Buy	(0.130)%	Jan 2009	-	750	750
Morgan Stanley Capital Services Inc.	Alcoa, Inc.	2,000,000	USD	Buy	(0.850)%	Mar 2012	-	(5,206)	(5,206)
Morgan Stanley Capital Services Inc.	CMBX.NA.AAA.3	2,500,000	USD	Sell	0.080%	Dec 2049	(422,294)	259,176	(163,118)

Morgan Stanley Capital Services Inc.	Federative Republic of Brazil	4,100,000	USD	Sell	1.380%	Aug 2011	-	106,763	106,763
Morgan Stanley Capital Services Inc.	GAZPROM	900,000	USD	Sell	1.320%	Dec 2008	-	8,827	8,827
Morgan Stanley Capital Services Inc.	GAZPROM	100,000	USD	Sell	1.680%	Apr 2009	-	1,047	1,047
Morgan Stanley Capital Services Inc.	GAZPROM	800,000	USD	Sell	1.710%	Apr 2009	-	8,508	8,508
Morgan Stanley Capital Services Inc.	Lockheed Martin Corporation	700,000	USD	Buy	(0.089)%	Jun 2012	-	3,613	3,613
Morgan Stanley Capital Services Inc.	Motorola, Inc.	700,000	USD	Buy	(0.725)%	Dec 2017	-	78,834	78,834
Morgan Stanley Capital Services Inc.	Simon Property Group, L.P.	1,000,000	USD	Buy	(1.047)%	Jun 2016	-	(16,931)	(16,931)
Royal Bank Of Canada Toronto	Daimler Chrysler AG	600,000	USD	Buy	(0.350)%	Jun 2009	-	(492)	(492)
Royal Bank Of Canada Toronto	JP Morgan Chase & Company	600,000	USD	Buy	(0.310)%	Mar 2016	-	28,163	28,163
The Royal Bank of Scotland PLC	Autozone, Inc.	2,000,000	USD	Buy	(0.920)%	Jun 2013	-	(20,336)	(20,336)
The Royal Bank of Scotland PLC	Daimler Chrysler AG	300,000	USD	Buy	(0.620)%	Sep 2011	-	(1,616)	(1,616)
The Royal Bank of Scotland PLC	Glitnir Banki HF	600,000	USD	Buy	(0.290)%	Mar 2012	-	77,490	77,490
The Royal Bank of Scotland PLC	Glitnir Banki HF	700,000	USD	Buy	(0.290)%	Mar 2012	-	90,405	90,405
The Royal Bank of Scotland PLC	Morgan Stanley	600,000	USD	Buy	(0.320)%	Dec 2016	-	37,411	37,411
The Royal Bank of Scotland PLC	Radioshack Corporation	2,600,000	USD	Buy	(1.430)%	Jun 2013	-	21,798	21,798
The Royal Bank of Scotland PLC	The Bear Stearns Companies, Inc.	2,400,000	USD	Buy	(2.223)%	Mar 2018	-	(253,558)	(253,558)
UBS AG	American International Group, Inc.	1,500,000	USD	Sell	0.070%	Jun 2008	-	(1,171)	(1,171)
UBS AG	BAE Systems PLC	700,000	USD	Buy	(0.140)%	Dec 2011	-	6,084	6,084
UBS AG	Capital One Financial Corporation	600,000	USD	Buy	(0.350)%	Sep 2011	-	48,106	48,106
UBS AG	JP Morgan Chase & Company	1,200,000	USD	Buy	(0.730)%	Mar 2018	-	4,046	4,046
UBS AG	Meadwestvaco Corporation	1,300,000	USD	Buy	(1.060)%	Jun 2017	-	78,639	78,639
UBS AG	Whirlpool Corporation	1,400,000	USD	Buy	(0.840)%	Jun 2013	-	5,082	5,082
Wachovia Bank N.A.	American Electric Power Company, Inc.	2,000,000	USD	Buy	(0.450)%	Jun 2015	-	14,236	14,236
Wachovia Bank N.A.	Global Santa Fe Corporation	400,000	USD	Buy	(0.520)%	Jun 2012	-	(3,895)	(3,895)
							$1,248,565	$4,763,439	$6,012,004

Real Return Bond
Bank of America N.A.	CDX.NA.HY.8	2,475,000	USD	Buy	(2.750)%	Jun 2012	$50,634	$90,405	$141,039
Bank of America N.A.	CDX.NA.IG.8	2,200,000	USD	Buy	(0.350)%	Jun 2012	25,897	42,591	68,488
Bank of America N.A.	GMAC LLC	600,000	USD	Sell	7.000%	Sep 2012	-	(50,648)	(50,648)
Bank of America N.A.	Merrill Lynch & Co., Inc.	1,100,000	USD	Buy	(0.950)%	Dec 2012	-	34,243	34,243
Bank of America N.A.	YUM! Brands, Inc.	2,000,000	USD	Buy	(1.245)%	Mar 2018	-	(46,971)	(46,971)
Barclays Bank PLC	Republic of Panama	2,100,000	USD	Sell	0.300%	Dec 2008	-	2,295	2,295
Barclays Bank PLC	Republic of Peru	1,100,000	USD	Sell	0.350%	Dec 2008	-	3,046	3,046
Barclays Bank PLC	Russian Federation	1,100,000	USD	Sell	0.330%	Dec 2008	-	1,476	1,476
Barclays Bank PLC	Ukraine	1,100,000	USD	Sell	0.780%	Dec 2008	-	46	46
Barclays Bank PLC	CDX.NA.HY.8	3,168,000	USD	Buy	(2.750)%	Jun 2012	115,518	66,207	181,725
Barclays Bank PLC	Ford Motor Credit Company LLC	500,000	USD	Sell	3.800%	Sep 2012	-	(58,415)	(58,415)
Barclays Bank PLC	GMAC LLC	200,000	USD	Sell	3.050%	Sep 2012	-	(39,356)	(39,356)
Barclays Bank PLC	The Goldman Sachs Group, Inc	600,000	USD	Sell	0.770%	Sep 2012	-	(2,190)	(2,190)
Barclays Bank PLC	General Electric Captial Corporation	300,000	USD	Sell	1.010%	Mar 2013	-	1,681	1,681
Barclays Bank PLC	The Black & Decker Corporation	1,000,000	USD	Buy	(1.180)%	Dec 2014	-	(12,200)	(12,200)
Barclays Bank PLC	CDX.NA.IG.9	1,800,000	USD	Buy	(6.550)%	Dec 2017	-	(82,980)	(82,980)
Barclays Bank PLC	CDX.NA.IG.9	6,300,000	USD	Buy	(0.800)%	Dec 2017	69,042	47,079	116,121
Bear Stearns International, Ltd.	Capital One Financial Corporation	1,000,000	USD	Buy	(1.210)%	Sep 2012	-	52,189	52,189
BNP Paribas Securities Corp.	Lehman Brothers Holdings, Inc.	300,000	USD	Sell	1.120%	Sep 2012	-	(11,912)	(11,912)
BNP Paribas Securities Corp.	Lehman Brothers Holdings, Inc.	300,000	USD	Sell	1.200%	Sep 2012	-	(10,995)	(10,995)
BNP Paribas Securities Corp.	The Goldman Sachs Group, Inc	800,000	USD	Buy	(0.390)%	Dec 2012	-	16,124	16,124
BNP Paribas Securities Corp.	Federal National Mortgage Association	1,000,000	USD	Sell	1.401%	Mar 2013	-	18,203	18,203
BNP Paribas Securities Corp.	International Lease Finance Corporation	600,000	USD	Buy	(1.600)%	Dec 2013	-	4,189	4,189
BNP Paribas Securities Corp.	The Bear Stearns Companies, Inc.	1,000,000	USD	Buy	(2.180)%	Mar 2018	-	(105,720)	(105,720)
BNP Paribas Securities Corp.	Citigroup, Inc.	200,000	USD	Buy	(0.900)%	Jun 2018	-	4,449	4,449
Citibank N.A.	The Bear Stearns Companies, Inc.	1,100,000	USD	Sell	0.720%	Sep 2008	-	(4,626)	(4,626)
Citibank N.A.	GMAC LLC	500,000	USD	Sell	6.850%	Jun 2012	-	(43,101)	(43,101)
Citibank N.A.	CDX.NA.HY.9	1,485,000	USD	Buy	(3.750)%	Dec 2012	24,010	56,564	80,574
Citibank N.A.	Sherwin-Williams Company	900,000	USD	Buy	(0.290)%	Dec 2012	-	17,774	17,774
Citibank N.A.	Staples, Inc.	900,000	USD	Buy	(0.530)%	Dec 2012	-	20,187	20,187
Citibank N.A.	The Black & Decker Corporation	900,000	USD	Buy	(0.490)%	Dec 2012	-	15,145	15,145
Citibank N.A.	The Goldman Sachs Group, Inc	600,000	USD	Buy	(0.400)%	Dec 2012	-	11,837	11,837
Citibank N.A.	V.F. Corporation	900,000	USD	Buy	(0.250)%	Dec 2012	-	7,420	7,420
Citibank N.A.	GATX Corporation	1,000,000	USD	Buy	(1.070)%	Mar 2016	-	(14,748)	(14,748)
Citibank N.A.	Omnicom Group, Inc.	1,250,000	USD	Buy	(0.940)%	Jun 2016	-	(53,224)	(53,224)
Credit Suisse International	Chesapeake Energy Corp.	200,000	USD	Sell	1.040%	Jun 2012	-	(5,613)	(5,613)
Credit Suisse International	Chesapeake Energy Corp.	200,000	USD	Sell	1.010%	Jun 2012	-	(5,842)	(5,842)
Credit Suisse International	Chesapeake Energy Corp.	200,000	USD	Sell	0.970%	Jun 2012	-	(6,148)	(6,148)
Credit Suisse International	Chesapeake Energy Corp.	1,000,000	USD	Sell	1.010%	Jun 2012	-	(29,211)	(29,211)
Credit Suisse International	Chesapeake Energy Corp.	300,000	USD	Sell	1.550%	Sep 2012	-	(3,689)	(3,689)

Deutsche Bank AG	GMAC LLC	200,000	USD	Buy	(4.250)%	Sep 2008	-	616	616
Deutsche Bank AG	Republic of Indonesia	2,200,000	USD	Sell	0.510%	Dec 2008	-	890	890
Deutsche Bank AG	Russian Federation	1,000,000	USD	Sell	0.325%	Dec 2008	-	1,291	1,291
Deutsche Bank AG	Ukraine	1,000,000	USD	Sell	0.790%	Dec 2008	-	143	143
Deutsche Bank AG	CDX.NA.HY.8	3,465,000	USD	Buy	(2.750)%	Jun 2012	134,497	64,264	198,761
Deutsche Bank AG	CDX.NA.HY.8	3,663,000	USD	Buy	(2.750)%	Jun 2012	85,254	124,865	210,119
Deutsche Bank AG	CDX.NA.HY.9	700,000	USD	Sell	6.350%	Dec 2012	-	84,168	84,168
Deutsche Bank AG	CDX.NA.IG.9	400,000	USD	Sell	0.990%	Dec 2012	-	9,459	9,459
Deutsche Bank AG	American International Group, Inc.	1,200,000	USD	Sell	1.992%	Mar 2013	-	31,683	31,683
Deutsche Bank AG	Home Depot, Inc.	1,250,000	USD	Buy	(1.565)%	Mar 2016	-	(33,641)	(33,641)
Deutsche Bank AG	Macy's, Inc.	1,000,000	USD	Buy	(2.100)%	Sep 2017	-	(3,622)	(3,622)
Goldman Sachs International	GMAC LLC	4,800,000	USD	Buy	(5.050)%	Sep 2008	-	(4,978)	(4,978)
Goldman Sachs International	GMAC LLC	900,000	USD	Sell	3.050%	Sep 2012	-	(177,100)	(177,100)
Goldman Sachs International	GMAC LLC	4,800,000	USD	Sell	5.350%	Sep 2012	-	(630,482)	(630,482)
Goldman Sachs International	AutoZone, Inc.	900,000	USD	Buy	(0.380)%	Dec 2012	-	10,293	10,293
Goldman Sachs International	Kohls Corporation	900,000	USD	Buy	(0.590)%	Dec 2012	-	20,161	20,161
Goldman Sachs International	Nordstrom, Inc.	900,000	USD	Buy	(0.360)%	Dec 2012	-	19,434	19,434
Goldman Sachs International	The Bear Stearns Companies, Inc.	600,000	USD	Buy	(1.780)%	Dec 2012	-	(24,789)	(24,789)
Goldman Sachs International	The TJX Companies, Inc.	900,000	USD	Buy	(0.380)%	Dec 2012	-	2,109	2,109
Goldman Sachs International	RPM International, Inc.	1,000,000	USD	Buy	(1.500)%	Mar 2018	-	(37,001)	(37,001)
Goldman Sachs International	CDX.NA.IG.10	1,800,000	USD	Buy	(1.500)%	Jun 2018	(51,197)	(19,483)	(70,680)
Lehman Bros Special Financing, Inc.	Republic of Peru	1,000,000	USD	Sell	0.370%	Dec 2008	-	2,974	2,974
Lehman Bros Special Financing, Inc.	CDX.NA.HY.9	2,400,000	USD	Sell	3.330%	Dec 2012	-	(54,500)	(54,500)
Lehman Bros Special Financing, Inc.	CDX.NA.IG.9	33,500,000	USD	Buy	(0.600)%	Dec 2012	187,488	418,974	606,462
Lehman Bros Special Financing, Inc.	CDX.NA.IG.9	8,300,000	USD	Buy	(0.800)%	Dec 2017	(23,893)	176,878	152,985
Merrill Lynch & Co., Inc.	CDX.NA.HY.9	500,000	USD	Sell	6.690%	Dec 2012	-	75,405	75,405
Merrill Lynch & Co., Inc.	CDX.NA.HY.9	600,000	USD	Sell	6.510%	Dec 2012	-	85,426	85,426
Merrill Lynch & Co., Inc.	CDX.NA.IG.9	22,500,000	USD	Buy	(0.600)%	Dec 2012	(66,909)	474,234	407,325
Merrill Lynch & Co., Inc.	Merrill Lynch & Co., Inc.	600,000	USD	Buy	(0.920)%	Dec 2012	-	19,414	19,414
Morgan Stanley Capital Services, Inc.	Target Corporation	1,000,000	USD	Buy	(1.200)%	Mar 2008	-	(40,474)	(40,474)
Morgan Stanley Capital Services, Inc.	CDX.NA.HY.8	1,673,100	USD	Buy	(2.750)%	Jun 2012	61,041	34,932	95,973
Morgan Stanley Capital Services, Inc.	Ford Motor Credit Company LLC	700,000	USD	Sell	3.800%	Sep 2012	-	(81,781)	(81,781)
Morgan Stanley Capital Services, Inc.	The Goldman Sachs Group, Inc	700,000	USD	Sell	0.750%	Sep 2012	-	(3,126)	(3,126)
Morgan Stanley Capital Services, Inc.	CDX.NA.HY.9	1,000,000	USD	Sell	6.570%	Dec 2012	-	115,988	115,988
Morgan Stanley Capital Services, Inc.	CDX.NA.IG.9	200,000	USD	Sell	1.130%	Dec 2012	-	6,102	6,102
Morgan Stanley Capital Services, Inc.	Whirlpool Corporation	900,000	USD	Buy	(0.490)%	Dec 2012	-	14,899	14,899
Morgan Stanley Capital Services, Inc.	Pearson PLC	2,500,000	USD	Buy	(0.750)%	Jun 2014	-	(20,495)	(20,495)
Morgan Stanley Capital Services, Inc.	CDX.NA.IG.9	6,100,000	USD	Buy	(0.800)%	Dec 2017	121,582	(9,148)	112,434
Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.3	5,060,000	USD	Sell	0.080%	Dec 2049	(810,327)	480,083	(330,244)
Royal Bank of Scotland PLC	Lehman Brothers Holdings, Inc.	600,000	USD	Sell	0.660%	Sep 2012	-	(34,380)	(34,380)
Royal Bank of Scotland PLC	Macy's, Inc.	1,000,000	USD	Buy	(2.111)%	Dec 2016	-	(3,672)	(3,672)
UBS AG	CDX.NA.HY.8	5,148,000	USD	Buy	(2.750)%	Jun 2012	283,486	12,108	295,594
UBS AG	GMAC LLC	900,000	USD	Buy	(4.850)%	Sep 2012	-	131,016	131,016
UBS AG	Dominion Resources, Inc.	1,000,000	USD	Buy	(0.590)%	Mar 2014	-	(5,440)	(5,440)
UBS AG	Citigroup, Inc.	200,000	USD	Buy	(0.850)%	Jun 2018	-	5,069	5,069
							$206,123	$1,164,327	$1,370,450

Spectrum Income
JP Morgan Chase Bank	Compagnie De St Gobain	60,000	EUR	Buy	(0.240)%	Jun 2012	-	($2,610)	($2,610)
JP Morgan Chase Bank	Holcim Ltd.	60,000	EUR	Buy	(0.240)%	Jun 2012	-	2,269	2,269
JP Morgan Chase Bank	Kelda Group PLC	50,000	EUR	Buy	(0.240)%	Jun 2012	-	(2,943)	(2,943)
JP Morgan Chase Bank	United Utilites PLC	100,000	EUR	Buy	(0.240)%	Jun 2012	-	(834)	(834)
JP Morgan Chase Bank	Halyk Bank	130,000	USD	Sell	2.750%	Dec 2012	-	(4,306)	(4,306)
JP Morgan Chase Bank	Republic of Ukraine	250,000	USD	Sell	2.410%	Dec 2012	-	(755)	(755)
JP Morgan Chase Bank	Rentokil Initial PLC	50,000	EUR	Buy	(2.580)%	Mar 2013	-	(3,300)	(3,300)
JP Morgan Chase Bank	CDX.EM.9	1,000,000	USD	Buy	(2.650)%	Jun 2013	$8,561	(13,861)	(5,300)
JP Morgan Chase Bank	Electrolux AB	75,000	EUR	Buy	(1.180)%	Jun 2013	-	(881)	(881)
							$8,561	($27,221)	($18,660)

Total Return
Bank of America NA	General Motors Corporation	5,000,000	USD	Sell	8.950%	Mar 2013	-	($286,813)	($286,813)
Barclays Bank PLC	SLM Corporation	300,000	USD	Sell	5.100%	Jun 2009	-	2,754	2,754
Barclays Bank PLC	General Electric Capital Corporation	3,900,000	USD	Sell	0.620%	Mar 2011	-	(13,318)	(13,318)
Barclays Bank PLC	Ford Motor Credit Company LLC	2,500,000	USD	Sell	4.150%	Sep 2012	-	(264,795)	(264,795)
Barclays Bank PLC	GMAC LLC	2,500,000	USD	Sell	3.650%	Sep 2012	-	(449,677)	(449,677)
Barclays Bank PLC	GMAC LLC	1,300,000	USD	Sell	4.800%	Sep 2012	-	(191,370)	(191,370)
Barclays Bank PLC	CDX.NA.IG.9	15,500,000	USD	Sell	0.758%	Dec 2012	-	386,384	386,384
Barclays Bank PLC	GAZPROM	5,300,000	USD	Sell	1.600%	Dec 2012	-	56,464	56,464
Barclays Bank PLC	General Electric Capital Corporation	3,900,000	USD	Sell	0.640%	Dec 2012	-	(37,345)	(37,345)

Barclays Bank PLC	Federal Home Loan Mortgage	3,600,000	USD	Sell	0.720%	Mar 2013	-	46,205	46,205
	Corporation
BNP Paribas	General Motors Corporation	200,000	USD	Sell	4.800%	Dec 2012	-	(37,013)	(37,013)
Citibank N.A.	CDX.NA.HY.8	5,961,924	USD	Sell	0.355%	Jun 2012	-	(88,008)	(88,008)
Citibank N.A.	CDX.NA.HY.8	4,968,270	USD	Sell	0.360%	Jun 2012	-	(72,415)	(72,415)
Citibank N.A.	CDX.NA.HY.8	1,391,115.600	USD	Sell	0.401%	Jun 2012	-	(18,154)	(18,154)
Citibank N.A.	CDX.NA.HY.8	700,000	USD	Sell	2.144%	Jun 2012	-	(13,353)	(13,353)
Citibank N.A.	CDX.NA.HY.8	600,000	USD	Sell	2.179%	Jun 2012	-	(10,628)	(10,628)
Citibank N.A.	General Motors Corporation	500,000	USD	Sell	4.600%	Dec 2012	-	(95,606)	(95,606)
Credit Suisse International	GAZPROM	1,000,000	USD	Sell	1.000%	Nov 2008	-	1,880	1,880
Deutsche Bank AG	Republic of Panama	900,000	USD	Sell	0.250%	Dec 2008	-	524	524
Deutsche Bank AG	Ford Motor Credit Company LLC	1,000,000	USD	Sell	5.650%	Sep 2012	-	(58,439)	(58,439)
Deutsche Bank AG	CDX.NA.IG.9	10,200,000	USD	Sell	0.708%	Dec 2012	-	266,174	266,174
Deutsche Bank AG	General Motors Corporation	500,000	USD	Sell	4.500%	Dec 2012	-	(97,142)	(97,142)
Deutsche Bank AG	Berkshire Hathaway Finance Corp.	1,600,000	USD	Sell	0.850%	Mar 2013	-	23,445	23,445
HSBC Bank USA	GAZPROM	200,000	USD	Sell	0.970%	Nov 2008	-	345	345
HSBC Bank USA	Ukraine Government	4,200,000	USD	Sell	0.730%	Apr 2009	-	(24,121)	(24,121)
Lehman Brothers Special Financing, Inc.	Ukraine Government	2,000,000	USD	Sell	0.700%	Dec 2008	-	(1,547)	(1,547)
Lehman Brothers Special Financing, Inc.	Federative Republic of Brazil	10,300,000	USD	Sell	1.120%	Nov 2011	-	146,547	146,547
Merrill Lynch	GMAC LLC	3,200,000	USD	Sell	1.850%	Sep 2009	-	(325,905)	(325,905)
Merrill Lynch	CDX.NA.HY.8	1,300,000	USD	Sell	1.833%	Jun 2012	-	(40,528)	(40,528)
Morgan Stanley Capital Services, Inc.	CDX.NA.HY.8	1,300,000	USD	Sell	2.080%	Jun 2012	-	(28,035)	(28,035)
Morgan Stanley Capital Services, Inc.	Russian Federation	3,400,000	USD	Sell	0.795%	Aug 2012	-	3,817	3,817
Morgan Stanley Capital Services, Inc.	CDX.NA.IG.9	3,900,000	USD	Sell	0.963%	Dec 2012	-	87,076	87,076
Morgan Stanley Capital Services, Inc.	GAZPROM	1,000,000	USD	Sell	2.180%	Feb 2013	-	33,992	33,992
Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	900,000	USD	Sell	1.660%	Mar 2013	-	33,418	33,418
Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.3	14,200,000	USD	Sell	0.080%	Dec 2049	($2,188,820)	1,262,308	(926,512)
The Royal Bank of Scotland PLC	Republic of Indonesia	2,000,000	USD	Sell	0.450%	Jun 2009	-	(11,195)	(11,195)
The Royal Bank of Scotland PLC	American International Group, Inc.	4,200,000	USD	Sell	1.958%	Mar 2013	-	104,703	104,703
The Royal Bank of Scotland PLC	Bank of America Corporation	3,200,000	USD	Sell	0.820%	Mar 2013	-	15,390	15,390
UBS AG	GAZPROM	1,000,000	USD	Sell	2.180%	Feb 2013	-	33,932	33,932
							($2,188,820)	$339,951	($1,848,869)

† If the Fund is a Seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the Buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CBK	Canada Bankers Acceptance
CDI	Brazil Interbank Deposit Rate
Non-revised Consumer Price Index -
CPI-U	Urban
CMS	Constant Termination Date Swap
FRCPXTOB	French CPI Ex Tobacco Daily Reference Index
CPTFEMU	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index
28-Day
Mexico
Interbank
TIIE	Tasa de Interes Interbancario de
Banxico	Equilibrio

Currency symbols are defined as follows:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
ERU	European Currency
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
USD	U.S. Dollar

Forward Foreign Currency Contracts All Funds may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by a Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Funds could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

At May 31, 2008, certain Funds entered into forward foreign currency contracts, which contractually obligate the Funds to deliver currencies at future dates. Open forward foreign currency contracts at May 31, 2008, were as follows:

Foreign Currency Options

				Expiration		Notional
Portfolio	Name of Issuer		Exercise Price	Date		Amount	Premium	Value

Global Bond	Calls
	OTC U.S. Dollar versus Brazilian Real	BRL	1.70	Jun 2008	USD	4,600,000	$42,320	($8,947)
	OTC U.S. Dollar versus Brazilian Real	BRL	1.73	Jun 2008	USD	2,900,000	27,985	(4,147)
	OTC U.S. Dollar versus Brazilian Real	BRL	1.73	Jun 2008	USD	1,700,000	16,660	(2,419)
	OTC U.S. Dollar versus Brazilian Real	BRL	1.69	Jun 2008	USD	3,300,000	28,215	(19,322)
	OTC U.S. Dollar versus Brazilian Real	BRL	1.73	Jun 2008	USD	3,500,000	32,725	(3,951)
						4,600,000	$42,320	($38,786)

Real Return Bond	Calls
	OTC U.S. Dollar versus Japenses yen	JPY	118.15	Jun 2008	USD	2,600,000	$32,549	($827)
						2,600,000	$32,549	($827)
	Puts
	OTC U.S. Dollar versus Japenses yen	JPY	118.15	Jun 2008	USD	2,600,000	$119,213	($314,761)
	OTC U.S. Dollar versus Japenses yen	JPY	100.00	Dec 2008	USD	3,000,000	49,650	(49,881)
						5,600,000	$168,863	($364,642)

Forward Commitments All Funds may purchase or sell debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the Funds at a future date, which may be a month or more after the date of commitment. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

In a TBA transaction, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later.

The Fund may receive compensation for interest forgone in the purchase of forward delivery securities. With respect to purchase commitments, each Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, are taken into account when determining the Fund’s net asset value starting on the day the Fund agrees to purchase the securities. The market values of the securities purchased on a forward delivery basis are identified in the Portfolio of Investments.

Foreign Bond Forward A forward contract is a contractual agreement made directly between two parties to buy or sell an underlying asset, usually a government bond, at an agreed-upon price and date in the future. The agreed-upon date is called the settlement date. The agreed upon price, which is set at the start of the agreement, is called the forward price. The forward price is also the price at which the forward contract will settle. In a forward transaction, no cash changes hands up-front. If the transaction is collateralized, exchange of margin will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the maturity of the contract. Consequently, counterparty credit risk can accumulate over the life of the contract. However, because no cash changes hands up-front, the amount of counterparty credit risk is limited to the mark-to-market profit of the contract, rather than the contract’s full notional value. Forward contracts trade in the over-the-counter market in the same way physical bonds trade, and liquidity is typically identical to the underlying physical bond on which the forward contract is based.

The Funds had the following bond forward contracts open at May 31, 2008:

							Unrealized
			Principal	Settlement	Value at Trade	Value As	Appreciation
Fund	Description		Amount	Date	Date	5/31/08	(Depreciation)
Investment
Quality Bond
	U.S. Treasury Note 4.625% due 7/15/2008	USD	(7,600,000)	7/15/08	($8,188,302)	($8,059,311)	$128,991
	U.S. Treasury Note 4.75% due 7/15/2008	USD	(7,300,000)	7/15/08	(7,910,998)	(7,801,051)	109,947
	Federal Republic of Germany 4.00% due 1/4/2018	EUR	4,800,000	7/28/08	7,572,512	7,765,821	193,309
	Government of United Kingdom 5.00% due 6/27/08	GBP	3,900,000	6/7/08	7,807,743	7,444,610	(363,133)
							$69,114

2. Federal Income Taxes

At May 31, 2008, the Fund’s aggregate security unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
Absolute Return	5,581,111	313,898	(150,441)	163,457
Active Bond	664,348,803	4,577,692	(27,008,339)	(22,430,647)
All Cap Core	754,048,743	49,770,508	(22,836,249)	26,934,259
All Cap Growth	121,444,853	22,658,587	(3,881,658)	18,776,929
All Cap Value	90,147,078	14,185,461	(1,980,575)	12,204,886
Blue Chip Growth	1,849,765,027	411,267,810	(44,108,437)	367,159,373
Capital Appreciation	1,029,175,105	179,339,222	(17,225,016)	162,114,206
Core Bond	327,684,518	1,907,294	(3,018,475)	(1,111,181)
Core Equity	978,306,199	72,389,615	(178,153,243)	(105,763,628)
Emerging Growth	181,552,236	18,396,893	(27,689,061)	(9,292,168)
Emerging Markets Value	556,538,021	96,094,125	(52,846,161)	43,247,964
Emerging Small Company	73,505,548	10,816,463	(3,866,634)	6,949,829
Equity-Income	1,008,878,566	88,250,387	(101,196,362)	(12,945,975)
Fundamental Value	1,548,827,210	222,257,535	(87,469,619)	134,787,916
Global Bond	1,246,251,464	11,676,160	(28,116,256)	(16,440,096)
Global Real Estate	686,183,662	36,833,234	(24,003,810)	12,829,424
High Income	519,949,907	7,074,860	(88,560,150)	(81,485,290)
High Yield	1,697,106,327	21,280,160	(125,016,292)	(103,736,132)
Index 500	857,743,623	35,822,548	(51,920,957)	(16,098,409)
International Equity Index	451,555,149	107,958,875	(19,622,472)	88,336,403
International Opportunities	806,458,489	173,743,307	(13,810,896)	159,932,411
International Small Cap	428,180,699	56,244,320	(48,284,215)	7,960,105
International Small
Company	493,565,466	47,818,661	(46,595,838)	1,222,823
International Value	1,651,115,220	176,390,162	(131,379,130)	45,011,032
Investment Quality Bond	202,066,559	1,115,986	(4,356,055)	(3,240,069)
Large Cap	419,444,266	38,057,114	(47,718,083)	(9,660,969)
Large Cap Value	708,909,720	80,012,716	(33,729,170)	46,283,546
Mid Cap Index	364,181,136	49,172,430	(36,175,655)	12,996,775
Mid Cap Intersection	268,924,862	36,641,890	(19,175,962)	17,465,928
Mid Cap Stock	752,616,104	106,187,514	(19,554,048)	86,633,466
Mid Cap Value	277,809,432	24,941,157	(43,093,083)	(18,151,926)
Mid Cap Value Equity	115,846,893	18,069,748	(9,838,594)	8,231,154
Natural Resources	553,516,455	256,452,150	(8,193,544)	248,258,606
Optimized All Cap	5,470,433	445,301	(301,505)	143,796
Real Estate Equity	305,217,360	10,932,580	(18,767,044)	(7,834,464)
Real Estate Securities	115,889,468	17,525,436	(1,378,627)	16,146,809
Real Return Bond	1,799,275,249	9,231,151	(12,963,280)	(3,732,129)
Small Cap	164,534,524	18,706,084	(10,298,966)	8,407,118
Small Cap Index	138,970,940	8,158,797	(8,118,257)	40,540
Small Cap Opportunities	159,353,118	24,975,720	(16,020,200)	8,955,520
Small Company	65,771,054	10,797,481	(2,224,010)	8,573,471
Small Company Growth	214,628,295	30,967,883	(16,691,240)	14,276,643
Small Company Value	531,545,178	105,922,570	(45,789,258)	60,133,312
Spectrum Income	1,135,789,054	31,855,770	(32,669,119)	(813,349)
Strategic Bond	651,537,556	6,282,914	(40,694,251)	(34,411,337)
Strategic Income	464,142,148	17,575,068	(13,000,114)	4,574,954
Total Bond Market	55,485,262	405,034	(555,393)	(150,359)
Total Return	2,451,381,289	7,622,331	(40,311,692)	(32,689,361)
U.S. Government
Securities	279,538,909	873,077	(16,173,137)	(15,300,060)
U.S. High Yield Bond	536,529,176	2,714,654	(16,405,562)	(13,690,908)
U.S. Multi Sector	1,111,616,989	113,628,758	(57,042,968)	56,585,790
Value	23,282,612	1,694,327	(1,313,783)	380,544
Value & Restructuring	487,968,959	160,607,706	(37,744,360)	122,863,346
Vista	115,281,228	35,681,432	(508,738)	35,172,694

John Hancock
MUTUAL FUNDS

John Hancock Optimized Value Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2008

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited)
(showing percentage of total net assets)

Optimized Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.03%

Advertising - 1.87%
Omnicom Group, Inc.	305,774	$14,985,984

Aerospace - 2.69%
BE Aerospace, Inc. *	118,300	4,134,585
Lockheed Martin Corp.	159,003	17,401,288
		21,535,873
Auto Parts - 0.42%
Lear Corp. *	131,196	3,378,297

Banking - 5.28%
Bank of America Corp.	300,689	10,226,433
Credit Suisse Group, SADR (a)	136,344	6,938,546
Deutsche Bank AG (a)	112,945	12,025,254
Fifth Third Bancorp	161,436	3,018,853
Huntington BancShares, Inc. (a)	325,171	2,897,274
Sovereign Bancorp, Inc.	399,404	3,650,552
Wachovia Corp.	150,912	3,591,706
		42,348,618
Biotechnology - 0.51%
Techne Corp. *	52,039	4,085,061

Business Services - 0.91%
Alliance Data Systems Corp. *	121,861	7,316,534

Cable & Television - 0.92%
Viacom, Inc., Class B *	206,231	7,387,194

Chemicals - 0.81%
OM Group, Inc. *	150,173	6,529,522

Computers & Business Equipment - 1.98%
Hewlett-Packard Company	147,600	6,946,056
International Business Machines Corp.	68,832	8,908,926
		15,854,982
Containers & Glass - 0.53%
Sealed Air Corp.	174,757	4,257,081

Cosmetics & Toiletries - 6.19%
Bare Escentuals, Inc. *	243,498	4,884,570
Colgate-Palmolive Company	112,396	8,357,767
Kimberly-Clark Corp.	138,008	8,804,910
Procter & Gamble Company	417,965	27,606,588
		49,653,835
Crude Petroleum & Natural Gas - 2.04%
Marathon Oil Corp.	212,621	10,926,593
Occidental Petroleum Corp.	59,117	5,434,626
		16,361,219
Electrical Equipment - 0.92%
Cooper Industries, Ltd., Class A	158,710	7,400,647

Electrical Utilities - 5.04%
American Electric Power Company, Inc.	204,729	8,666,179
DPL, Inc.	412,405	11,720,550
Mirant Corp. *	303,016	12,308,510
Public Service Enterprise Group, Inc.	175,282	7,757,981
		40,453,220
Electronics - 0.86%
Amphenol Corp., Class A	147,808	6,892,287

Optimized Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy - 2.36%
Duke Energy Corp.	433,550	$8,012,004
Nexen, Inc.	282,834	10,880,624
		18,892,628
Financial Services - 10.44%
Bank of New York Mellon Corp.	121,891	5,427,806
Barclays PLC, SADR	377,351	11,294,116
Citigroup, Inc.	145,957	3,194,999
Federated Investors, Inc., Class B	228,648	8,416,533
Franklin Resources, Inc.	109,073	11,040,369
JP Morgan Chase & Company	189,786	8,160,798
Lehman Brothers Holdings, Inc.	144,451	5,317,241
Morgan Stanley	144,067	6,372,083
State Street Corp.	124,415	8,960,368
TD Ameritrade Holding Corp. *	649,753	11,767,027
Visa, Inc. *	43,878	3,789,304
		83,740,644
Healthcare Products - 4.04%
Baxter International, Inc.	205,999	12,586,539
Herbalife, Ltd.	248,239	9,567,131
Johnson & Johnson	28,249	1,885,338
Stryker Corp.	129,499	8,359,161
		32,398,169
Holdings Companies/Conglomerates - 2.59%
General Electric Company	675,281	20,744,632

Hotels & Restaurants - 2.52%
Yum! Brands, Inc.	509,212	20,215,716

Household Products - 0.95%
Jarden Corp. *	406,588	7,623,525

Industrial Machinery - 1.37%
Terex Corp. *	154,482	11,022,291

Insurance - 8.45%
American Financial Group, Inc.	300,841	8,971,079
Arch Capital Group, Ltd. *	76,815	5,404,703
Axis Capital Holdings, Ltd.	348,907	12,229,190
Endurance Specialty Holdings, Ltd.	181,560	6,111,310
Genworth Financial, Inc., Class A	392,410	8,672,261
ING Groep NV, SADR (a)	113,212	4,326,963
RenaissanceRe Holdings, Ltd.	120,676	6,294,460
Torchmark Corp.	144,785	9,180,817
XL Capital, Ltd., Class A	189,134	6,602,668
		67,793,451
International Oil - 10.90%
Chevron Corp.	163,014	16,162,838
ConocoPhillips	291,060	27,097,686
Exxon Mobil Corp.	389,140	34,540,067
Sasol, Ltd., SADR	153,689	9,667,038
		87,467,629
Manufacturing - 1.49%
Honeywell International, Inc.	200,972	11,981,951

Mining - 0.87%
Alliance Resource Partners LP	9,447	432,295

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - May 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Optimized Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Mining (continued)
Anglo American PLC, ADR	191,674	$6,570,584
		7,002,879
Petroleum Services - 3.66%
ENSCO International, Inc.	135,824	9,756,238
Petro-Canada	339,994	19,624,454
		29,380,692
Pharmaceuticals - 1.30%
Pfizer, Inc.	538,387	10,423,172

Real Estate - 1.93%
Hospitality Properties Trust, REIT	498,397	15,450,307

Retail Trade - 1.79%
Ross Stores, Inc.	108,400	3,969,608
The TJX Companies, Inc.	324,202	10,393,916
		14,363,524
Sanitary Services - 3.22%
Allied Waste Industries, Inc. *	1,302,708	17,547,477
Stericycle, Inc. *	142,515	8,308,624
		25,856,101
Semiconductors - 0.40%
PMC-Sierra, Inc. *	374,575	3,187,633

Software - 1.38%
Microsoft Corp.	81,631	2,311,790
Novell, Inc. *	398,796	2,823,476
Nuance Communications, Inc. *	300,243	5,920,792
		11,056,058
Telecommunications Equipment &
Services - 2.11%
Embarq Corp.	356,905	16,888,745

Telephone - 5.29%
AT&T, Inc.	624,806	24,929,760
CenturyTel, Inc.	494,081	17,495,408
		42,425,168
TOTAL COMMON STOCKS (Cost $772,009,260)		$786,355,269

SHORT TERM INVESTMENTS - 6.05%
John Hancock Cash
Investment Trust, 2.5216% (c)(f)	$31,720,271	$31,720,271
Rabobank USA Financial Company
2.00% due 06/02/2008	16,780,000	16,779,068
TOTAL SHORT TERM INVESTMENTS
(Cost $48,499,339)		$48,499,339
Total Investments (Optimized Value Fund)
(Cost $820,508,599)† - 104.08%		$834,854,608
Liabilities in Excess of Other Assets - (4.08)%		(32,743,460)
TOTAL NET ASSETS - 100.00%		$802,111,148

Footnotes

Percentages are stated as a percent of net assets.

Key to Security Abbreviations and Legend
ADR	- American Depositary Receipts
REIT	- Real Estate Investment Trust
SADR	- Sponsored American Depositary Receipts
*	Non-Income Producing
(a)	All or a portion of this security was out on loan.
(c)	Investment is an affiliate of the Fund, the Fund’s adviser and sub-adviser.
(f)	John Hancock Cash Investment Trust is managed by MFC Global
Investment Management (U.S.), LLC. The rate shown is the seven-day effective yield at period end.
†	The cost of investments owned on May 31, 2008, including short-term in-
vestments, was $820,508,599. Gross unrealized appreciation and deprecia-
tion of investments aggregated $59,006,395 and $44,660,386, respectively, resulting in net unrealized appreciation $14,346,009.

The accompanying notes are an integral part of the financial statements.
2

Notes to the Schedule of Investments (Unaudited)

Security Valuation
The net asset value of the shares of the Optimized Value Fund is determined daily as of the close of the New York Stock Exchange (“NYSE”), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (“JHCIT”), an affiliate of the John Hancock Advisers, LLC (“JHA”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC, are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors, such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In September 2006, Financial Accounting Standards Board (FASB) Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. As of May 31, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the schedule of investments, however, additional disclosures regarding pricing sources will be required about the inputs used to develop the measurements of fair value.

Securities Lending
The Fund may lend securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintain collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the portfolios could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending its securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, “Morgan Stanley”) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of securities (as opposed to several borrowers in an agency relationship) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Notes to Schedule of Investments - Page 3

For more information

Trustees
James M. Oates, *Chairman*
Charles L. Bardelis
James R. Boyle†
Peter S. Burgess
Elizabeth G. Cook
Hassell H. McClellan
John D. Richardson, *Trustee Emeritus*†

†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada
M4W 1E5

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Optimized Value Fund.

326Q3 5/08
7/08

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/S/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: July 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: July 21, 2008

/S/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: July 21, 2008